UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 670-2000

Date of fiscal year end:  February 29, 2012

Date of reporting period:  February 29, 2012

Item 1. Reports to Stockholders.

February 29, 2012

2012 Annual Report

iShares Trust

iShares Barclays Short Treasury Bond Fund  |  SHV  |  NYSE Arca

iShares Barclays 1-3 Year Treasury Bond Fund  |  SHY  |  NYSE Arca

iShares Barclays 3-7 Year Treasury Bond Fund  |  IEI  |  NYSE Arca

iShares Barclays 7-10 Year Treasury Bond Fund  |  IEF  |  NYSE Arca

iShares Barclays 10-20 Year Treasury Bond Fund  |  TLH  |  NYSE Arca

iShares Barclays 20+ Year Treasury Bond Fund  |  TLT  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® BARCLAYS TREASURY BOND FUNDS

Performance as of February 29, 2012

	Average Annual Total Returns
	Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Short Treasury	0.04%	0.05%	0.18%	1.49%	1.48%	1.61%	1.58%	1.59%	1.71%
Barclays 1-3 Year Treasury	1.34%	1.36%	1.46%	3.37%	3.37%	3.50%	2.92%	2.92%	3.05%
Barclays 3-7 Year Treasury	8.14%	8.13%	8.29%	6.77%	6.77%	6.91%	6.80%	6.80%	6.94%
Barclays 7-10 Year Treasury	15.62%	15.64%	15.76%	8.58%	8.58%	8.69%	6.54%	6.54%	6.58%
Barclays 10-20 Year Treasury	20.73%	20.65%	20.91%	9.31%	9.29%	9.36%	9.31%	9.29%	9.37%
Barclays 20+ Year Treasury	32.32%	32.04%	32.53%	9.91%	9.86%	10.02%	8.42%	8.39%	8.52%

	Cumulative Total Returns
	Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Short Treasury	0.04%	0.05%	0.18%	7.67%	7.62%	8.34%	8.44%	8.44%	9.13%
Barclays 1-3 Year Treasury	1.34%	1.36%	1.46%	18.01%	18.02%	18.76%	31.83%	31.84%	33.41%
Barclays 3-7 Year Treasury	8.14%	8.13%	8.29%	38.75%	38.77%	39.65%	40.38%	40.38%	41.31%
Barclays 7-10 Year Treasury	15.62%	15.64%	15.76%	50.94%	50.90%	51.71%	83.86%	83.81%	84.42%
Barclays 10-20 Year Treasury	20.73%	20.65%	20.91%	56.04%	55.93%	56.43%	58.23%	58.07%	58.64%
Barclays 20+ Year Treasury	32.32%	32.04%	32.53%	60.40%	60.03%	61.16%	117.43%	116.82%	119.32%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Total returns for the periods since inception are calculated from the inception date of each Fund (1/5/07, 7/22/02, 1/5/07, 7/22/02, 1/5/07 and 7/22/02, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07, 7/26/02, 1/11/07, 7/26/02, 1/11/07 and 7/26/02, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

iShares Barclays Short Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares Barclays 1-3 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

iShares Barclays 3-7 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares Barclays 7-10 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

iShares Barclays 10-20 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares Barclays 20+ Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Short Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 29, 2012 (the “reporting period”), the total return for the Fund was 0.04%, net of fees, while the total return for the Index was 0.18%.

PORTFOLIO ALLOCATION

As of 2/29/12

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.70%
Short-Term and Other Net Assets	0.30

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

U.S. Treasury Bills, 0.00%, 05/10/12	18.66%
U.S. Treasury Notes, 0.75%, 05/31/12	14.37
U.S. Treasury Notes, 0.38%, 09/30/12	12.76
U.S. Treasury Notes, 1.38%, 09/15/12	12.12
U.S. Treasury Bills, 0.00%, 04/26/12	11.11

TOTAL	69.02%

The iShares Barclays 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 1.34%, net of fees, while the total return for the Index was 1.46%.

PORTFOLIO ALLOCATION

As of 2/29/12

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.64%
Short-Term and Other Net Assets	0.36

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 1.25%, 02/15/14	11.06%
U.S. Treasury Notes, 0.25%, 09/15/14	8.46
U.S. Treasury Notes, 1.75%, 04/15/13	7.05
U.S. Treasury Notes, 0.75%, 03/31/13	6.35
U.S. Treasury Notes, 0.13%, 12/31/13	5.13

TOTAL	38.05%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 3-7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 3-7 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 8.14%, net of fees, while the total return for the Index was 8.29%.

PORTFOLIO ALLOCATION

As of 2/29/12

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.36%
Short-Term and Other Net Assets	0.64

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 2.75%, 05/31/17	6.53%
U.S. Treasury Notes, 1.75%, 07/31/15	6.44
U.S. Treasury Notes, 3.13%, 04/30/17	6.38
U.S. Treasury Notes, 3.13%, 10/31/16	5.47
U.S. Treasury Notes, 2.75%, 11/30/16	5.24

TOTAL	30.06%

The iShares Barclays 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 7-10 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 15.62%, net of fees, while the total return for the Index was 15.76%.

PORTFOLIO ALLOCATION

As of 2/29/12

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.41%
Short-Term and Other Net Assets	0.59

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 2.63%, 08/15/20	14.46%
U.S. Treasury Notes, 2.13%, 08/15/21	14.22
U.S. Treasury Notes, 3.63%, 02/15/21	10.92
U.S. Treasury Notes, 3.13%, 05/15/21	9.69
U.S. Treasury Notes, 3.63%, 02/15/20	9.61

TOTAL	58.90%

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The iShares Barclays 10-20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 10-20 Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 20.73%, net of fees, while the total return for the Index was 20.91%.

PORTFOLIO ALLOCATION

As of 2/29/12

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.25%
Short-Term and Other Net Assets	0.75

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

U.S. Treasury Bonds, 6.25%, 08/15/23	10.32%
U.S. Treasury Bonds, 6.13%, 11/15/27	9.28
U.S. Treasury Bonds, 5.38%, 02/15/31	8.25
U.S. Treasury Bonds, 6.25%, 05/15/30	6.57
U.S. Treasury Bonds, 6.00%, 02/15/26	6.13

TOTAL	40.55%

The iShares Barclays 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 20+ Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 32.32%, net of fees, while the total return for the Index was 32.53%.

PORTFOLIO ALLOCATION

As of 2/29/12

Investment Type	Percentage of Net Assets

U.S. Government Obligations	99.26%
Short-Term and Other Net Assets	0.74

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

U.S. Treasury Bonds, 4.38%, 05/15/41	8.56%
U.S. Treasury Bonds, 4.63%, 02/15/40	8.33
U.S. Treasury Bonds, 4.25%, 11/15/40	8.25
U.S. Treasury Bonds, 4.38%, 05/15/40	8.08
U.S. Treasury Bonds, 4.75%, 02/15/41	8.07

TOTAL	41.29%

U.S. Treasury securities produced strong results during the reporting period, posting outsized gains as Treasury yields declined across the maturity spectrum. Although returns in the Treasury market were uniformly positive, longer-term Treasury securities generated the strongest overall gains, with some returning more than 30% for the reporting period.

As the reporting period began, economic conditions in the U.S. were steadily improving, driven in part by a second round of quantitative easing measures from the Federal Reserve (the U.S. central bank) and the extension of several expiring federal tax breaks in late 2010. As a result, Treasury yields had been on the rise throughout late 2010 and early 2011. However, Treasury yields reversed course in March 2011 as heightened political turmoil in the Middle East and North Africa, as well as a devastating earthquake and tsunami in Japan, led to a flight to quality, boosting demand for Treasury securities.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS TREASURY BOND FUNDS

The rally in the U.S. Treasury market accelerated during the spring and summer of 2011 as evidence of a slowdown in economic activity emerged. The U.S. economy grew at a 1.3% annual rate in the second quarter of 2011 and a 1.8% annual rate in the third quarter. Furthermore, an accumulation of global events — a worsening sovereign debt crisis in Europe, a credit rating downgrade on U.S. government debt (for the first time in the country’s history), and government infighting about the federal debt ceiling — led to greater demand for the relative safety and liquidity of Treasury securities.

Another factor impacting performance in the U.S. Treasury market during the reporting period was a Federal Reserve plan, announced in September 2011 and dubbed “Operation Twist,” to buy long-term U.S. Treasury bonds with the goal of stimulating more long-term borrowing and increasing economic activity. The immediate result was a sharp drop in long-term Treasury yields, which contributed to the overall outperformance of long-term Treasury securities.

After falling to historically low levels in late September and early October, Treasury yields fluctuated in a narrow range through the end of the reporting period. Treasury yields were relatively steady despite signs of improving economic growth, particularly in the employment market, where job growth consistently exceeded expectations and the unemployment rate fell to a three-year low of 8.3%.

For the reporting period, the 30-year Treasury bond yield declined from 4.49% to 3.08% after dipping as low as 2.76% in early October. The 10-year Treasury bond yield fell from 3.42% at the beginning of the reporting period to an all-time low of 1.70% in late September, before finishing the period at 1.98%. Short- and intermediate-term Treasury yields fell to a lesser degree — the five-year Treasury note yield declined from 2.13% to 0.87% (though it reached a record low of 0.71% in early February 2012), while the two-year Treasury note yield started the reporting period at 0.69%, tumbled to a record low of 0.16% in late September, and ended the period at 0.30%.

Even the shortest-term component of the U.S. Treasury market saw its yield decline; the three-month Treasury yield fell from 0.14% to 0.08% as the Federal Reserve indicated towards the end of the reporting period that it would maintain its near-zero interest rate policy through late 2014.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Barclays Short Treasury
Actual	$1,000.00	$999.70	0.12%	$0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.12	0.60
Barclays 1-3 Year Treasury
Actual	1,000.00	999.60	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 3-7 Year Treasury
Actual	1,000.00	1,011.70	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 7-10 Year Treasury
Actual	1,000.00	1,032.00	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Barclays 10-20 Year Treasury
Actual	$1,000.00	$1,055.50	0.15%	$0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Barclays 20+ Year Treasury
Actual	1,000.00	1,113.30	0.15	0.79
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

February 29, 2012

Security	Principal (000s) or Shares	Value
U.S. GOVERNMENT OBLIGATIONS — 99.70%
U.S. Treasury Bills
0.00%, 04/26/12	$270,496	$270,468,655
0.00%, 05/10/12	454,496	454,425,299
U.S. Treasury Notes
0.38%, 09/30/12	310,474	310,849,658
0.50%, 11/30/12	146,905	147,248,749
0.63%, 06/30/12	5,023	5,031,538
0.75%, 05/31/12	349,463	349,994,184
1.38%, 05/15/12	96,448	96,692,976
1.38%, 09/15/12	293,200	295,099,921
1.38%, 10/15/12	164,032	165,249,112
1.38%, 02/15/13	200,000	202,229,996
1.50%, 07/15/12	23,403	23,522,824
1.75%, 08/15/12	106,088	106,862,446

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,428,053,523)		2,427,675,358

SHORT-TERM INVESTMENTS — 8.54%

MONEY MARKET FUNDS — 8.54%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	208,050,301	208,050,301

		208,050,301

TOTAL SHORT-TERM INVESTMENTS
(Cost: $208,050,301)		208,050,301

TOTAL INVESTMENTS IN SECURITIES — 108.24%
(Cost: $2,636,103,824)		2,635,725,659
Other Assets, Less Liabilities — (8.24)%		(200,674,771)

NET ASSETS — 100.00%		$2,435,050,888

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

February 29, 2012

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.64%
U.S. Treasury Notes
0.13%, 09/30/13	$323,819	$323,061,260
0.13%, 12/31/13	548,264	546,542,435
0.25%, 11/30/13	1,654	1,653,024
0.25%, 09/15/14	903,948	900,874,613
0.25%, 12/15/14	68,149	67,850,505
0.38%, 06/30/13	662	663,139
0.38%, 11/15/14	268,672	268,473,191
0.50%, 05/31/13	114,795	115,181,848
0.50%, 10/15/13	228,552	229,381,660
0.50%, 11/15/13	78,861	79,153,576
0.63%, 02/28/13	5,690	5,713,557
0.63%, 07/15/14	157,593	158,565,331
0.75%, 03/31/13	672,951	676,853,827
0.75%, 08/15/13	6,074	6,117,125
0.75%, 12/15/13	18,587	18,737,556
0.75%, 06/15/14	372,440	375,903,692
1.00%, 07/15/13	493,370	498,451,741
1.00%, 01/15/14	72,243	73,182,884
1.00%, 05/15/14	14,244	14,451,249
1.13%, 12/15/12	16,224	16,342,436
1.25%, 02/15/14	1,156,465	1,177,743,910
1.25%, 03/15/14	68,315	69,613,674
1.25%, 04/15/14	5,048	5,145,678
1.38%, 09/15/12	115,740	116,489,989
1.38%, 10/15/12	114,210	115,057,435
1.38%, 01/15/13	30,956	31,272,683
1.38%, 03/15/13	52,839	53,476,771
1.38%, 05/15/13	6,313	6,399,867
1.50%, 07/15/12	19,672	19,772,721
1.75%, 08/15/12	87,511	88,149,833
1.75%, 04/15/13	738,331	751,000,782
1.75%, 01/31/14	266,716	274,050,690
1.75%, 03/31/14	196,869	202,690,418
1.88%, 02/28/14	68,315	70,438,914
1.88%, 04/30/14	111,616	115,318,304
2.00%, 11/30/13	21,593	22,234,960
2.13%, 11/30/14	156,794	164,081,790
2.25%, 05/31/14	456,715	476,198,457
2.25%, 01/31/15	1,212	1,275,533
2.38%, 08/31/14	294,888	309,470,232

Security	Principal (000s) or Shares	Value
2.38%, 09/30/14	$87,438	$91,895,589
2.38%, 10/31/14	223,218	234,796,414
2.50%, 03/31/13	54,280	55,616,915
2.63%, 06/30/14	137,063	144,312,169
2.63%, 07/31/14	245,750	259,104,050
2.63%, 12/31/14	275,953	292,918,599
2.75%, 10/31/13	2,294	2,387,848
3.13%, 08/31/13	147,189	153,475,448
3.13%, 09/30/13	99,874	104,378,312
3.38%, 11/30/12	31,870	32,628,187
3.50%, 05/31/13	262,571	273,247,142
3.63%, 12/31/12	80,709	83,007,598
3.63%, 05/15/13	146,393	152,373,164
4.00%, 11/15/12	22,102	22,695,882
4.00%, 02/15/15	10,000	11,043,800
4.25%, 09/30/12	9,951	10,186,938
4.25%, 11/15/14	110,618	122,008,332
4.63%, 07/31/12	24,227	24,679,317
4.75%, 05/15/14	84,125	92,290,167
11.25%, 02/15/15	2,934	3,863,667

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,577,523,374)		10,613,946,828

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	11,455,756	11,455,756

		11,455,756

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,455,756)		11,455,756

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $10,588,979,130)		10,625,402,584
Other Assets, Less Liabilities — 0.25%		26,324,729

NET ASSETS — 100.00%		$10,651,727,313

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

February 29, 2012

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.36%
U.S. Treasury Notes
1.00%, 08/31/16	$24,725	$24,978,591
1.00%, 09/30/16	14,684	14,826,141
1.25%, 09/30/15	40,190	41,160,990
1.25%, 01/31/19[a]	30,994	30,730,861
1.38%, 09/30/18	32,932	33,088,426
1.38%, 11/30/18[a]	66,899	67,066,911
1.38%, 12/31/18[a]	22,434	22,462,489
1.38%, 02/28/19	10,500	10,482,780
1.50%, 06/30/16	36,495	37,685,518
1.50%, 07/31/16	53,070	54,792,650
1.50%, 08/31/18	44,800	45,427,645
1.75%, 07/31/15	139,518	145,269,049
1.75%, 05/31/16	4,392	4,582,618
1.75%, 10/31/18	50,022	51,413,611
1.88%, 06/30/15	38,391	40,130,499
2.00%, 01/31/16	21,361	22,490,781
2.13%, 05/31/15	38,391	40,401,920
2.13%, 02/29/16[a]	42,180	44,633,405
2.25%, 03/31/16	3,056	3,251,156
2.25%, 11/30/17	11,636	12,403,676
2.25%, 07/31/18	16,717	17,754,122
2.38%, 08/31/14[a]	3,938	4,133,049
2.38%, 09/30/14	7,462	7,842,728
2.38%, 10/31/14[a]	23,315	24,524,348
2.38%, 03/31/16	10,162	10,861,451
2.38%, 07/31/17[a]	24,875	26,699,086
2.38%, 05/31/18	42,265	45,260,528
2.38%, 06/30/18	12,012	12,855,483
2.50%, 04/30/15[a]	38,744	41,200,365
2.50%, 06/30/17[a]	14,639	15,809,681
2.63%, 07/31/14	28,183	29,714,147
2.63%, 12/31/14	12,609	13,384,202
2.63%, 04/30/16[a]	76,592	82,650,430
2.63%, 01/31/18[a]	67,034	72,888,081
2.75%, 11/30/16	108,388	118,087,631
2.75%, 05/31/17[a]	134,694	147,196,284
2.75%, 12/31/17[a]	19,358	21,182,879
2.75%, 02/28/18[a]	27,263	29,844,422
2.88%, 03/31/18[a]	41,706	45,961,791
3.13%, 10/31/16	111,468	123,307,019
3.13%, 04/30/17[a]	129,508	143,936,485

Security	Principal (000s) or Shares	Value
3.25%, 06/30/16	$46,154	$51,088,325
3.25%, 07/31/16	60,705	67,301,811
3.25%, 12/31/16[a]	32,800	36,542,479
3.50%, 02/15/18	2,614	2,972,824
4.00%, 02/15/15[a]	31,892	35,220,888
4.13%, 05/15/15	12,395	13,828,234
4.25%, 11/15/14	5,766	6,359,394
4.25%, 08/15/15[a]	72,437	81,608,975
4.50%, 02/15/16	20,918	24,066,996
4.50%, 05/15/17[a]	45,550	53,822,333
4.63%, 11/15/16	24,061	28,285,873
5.13%, 05/15/16[a]	35,472	41,974,373
7.50%, 11/15/16	12,195	15,964,108

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,201,188,882)		2,241,410,542

SHORT-TERM INVESTMENTS — 29.64%

MONEY MARKET FUNDS — 29.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	610,733,812	610,733,812
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[b,c,d]	55,806,461	55,806,461
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	1,970,628	1,970,628

		668,510,901

TOTAL SHORT-TERM INVESTMENTS
(Cost: $668,510,901)		668,510,901

TOTAL INVESTMENTS IN SECURITIES — 129.00%
(Cost: $2,869,699,783)		2,909,921,443
Other Assets, Less Liabilities — (29.00)%		(654,156,363)

NET ASSETS — 100.00%		$2,255,765,080

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

February 29, 2012

Security	Principal (000s) or Shares	Value
U.S. GOVERNMENT OBLIGATIONS — 99.41%
U.S. Treasury Notes
2.00%, 11/15/21[a]	$200,575	$201,567,551
2.13%, 08/15/21[a]	646,363	659,219,249
2.63%, 08/15/20	624,528	670,656,080
2.63%, 11/15/20[a]	403,449	432,292,006
2.75%, 02/15/19	18,897	20,636,230
3.13%, 05/15/19[a]	246,123	274,836,044
3.13%, 05/15/21[a]	404,907	449,531,373
3.38%, 11/15/19	58,529	66,422,566
3.50%, 05/15/20[a]	323,783	370,760,888
3.63%, 08/15/19[a]	187,976	216,675,580
3.63%, 02/15/20[a]	386,054	445,560,021
3.63%, 02/15/21[a]	438,786	506,358,476
7.88%, 02/15/21	23,215	35,165,456
8.00%, 11/15/21	23,524	36,491,536
8.13%, 08/15/19[a]	25,146	37,156,336
8.13%, 05/15/21	21,715	33,535,595
8.13%, 08/15/21[a]	27,541	42,776,062
8.50%, 02/15/20	19,312	29,487,765
8.75%, 05/15/20	18,489	28,764,292
8.75%, 08/15/20[a]	31,391	49,164,113
8.88%, 02/15/19	1,939	2,919,420

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,444,720,539)		4,609,976,639

SHORT-TERM INVESTMENTS — 30.98%

MONEY MARKET FUNDS — 30.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	1,271,491,434	1,271,491,434
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[b,c,d]	116,183,902	116,183,902
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	49,250,900	49,250,900

		1,436,926,236

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,436,926,236)		1,436,926,236

Value
TOTAL INVESTMENTS IN SECURITIES — 130.39%
(Cost: $5,881,646,775)	$6,046,902,875
Other Assets, Less Liabilities — (30.39)%	(1,409,491,119)

NET ASSETS — 100.00%	$4,637,411,756

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

February 29, 2012

Security	Principal (000s) or Shares	Value
U.S. GOVERNMENT OBLIGATIONS — 99.25%
U.S. Treasury Bonds
5.25%, 11/15/28[a]	$18,943	$25,603,439
5.25%, 02/15/29[a]	19,151	25,933,000
5.38%, 02/15/31[a]	30,352	42,309,382
5.50%, 08/15/28	15,709	21,745,258
6.00%, 02/15/26	22,139	31,457,036
6.13%, 11/15/27[a]	32,650	47,642,733
6.13%, 08/15/29[a]	13,386	19,870,849
6.25%, 08/15/23	37,307	52,964,799
6.25%, 05/15/30	22,247	33,688,792
6.38%, 08/15/27[a]	12,240	18,224,461
6.50%, 11/15/26	14,565	21,741,161
6.63%, 02/15/27	12,478	18,881,907
6.75%, 08/15/26	9,667	14,699,475
6.88%, 08/15/25	16,929	25,729,861
7.13%, 02/15/23[a]	17,488	26,250,462
7.25%, 08/15/22[a]	16,710	25,098,738
7.50%, 11/15/24	13,432	21,202,483
7.63%, 11/15/22[a]	9,355	14,453,976
7.63%, 02/15/25	13,625	21,766,939

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $493,858,166)		509,264,751

SHORT-TERM INVESTMENTS — 40.00%

MONEY MARKET FUNDS — 40.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	181,276,533	181,276,533
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[b,c,d]	16,564,339	16,564,339
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	7,423,493	7,423,493

		205,264,365

TOTAL SHORT-TERM INVESTMENTS
(Cost: $205,264,365)		205,264,365

Value
TOTAL INVESTMENTS IN SECURITIES — 139.25%
(Cost: $699,122,531)	$714,529,116
Other Assets, Less Liabilities — (39.25)%	(201,402,901)

NET ASSETS — 100.00%	$513,126,215

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

February 29, 2012

Security	Principal (000s) or Shares	Value
U.S. GOVERNMENT OBLIGATIONS — 99.26%
U.S. Treasury Bonds
3.13%, 11/15/41[a]	$134,121	$135,263,909
3.13%, 02/15/42	19,992	20,145,140
3.50%, 02/15/39	117,506	127,860,406
3.75%, 08/15/41[a]	207,086	235,005,665
3.88%, 08/15/40[a]	205,748	238,579,558
4.25%, 05/15/39	139,487	171,934,221
4.25%, 11/15/40[a]	203,104	250,615,991
4.38%, 02/15/38[a]	68,949	86,498,152
4.38%, 11/15/39[a]	190,719	239,764,555
4.38%, 05/15/40	195,158	245,515,140
4.38%, 05/15/41	206,404	259,986,871
4.50%, 02/15/36	35,795	45,537,178
4.50%, 05/15/38[a]	84,681	108,324,445
4.50%, 08/15/39[a]	141,936	181,830,073
4.63%, 02/15/40[a]	193,679	253,076,082
4.75%, 02/15/37[a]	58,676	77,466,325
4.75%, 02/15/41[a]	183,762	245,129,727
5.00%, 05/15/37[a]	68,127	93,139,697

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,049,154,752)		3,015,673,135

SHORT-TERM INVESTMENTS — 36.01%

MONEY MARKET FUNDS — 36.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	975,484,499	975,484,499
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[b,c,d]	89,135,949	89,135,949
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	29,391,751	29,391,751

		1,094,012,199

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,094,012,199)		1,094,012,199

Value
TOTAL INVESTMENTS IN SECURITIES — 135.27%
(Cost: $4,143,166,951)	$4,109,685,334
Other Assets, Less Liabilities — (35.27)%	(1,071,419,860)

NET ASSETS — 100.00%	$3,038,265,474

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2012

	iShares Barclays Short Treasury Bond Fund	iShares Barclays 1-3 Year Treasury Bond Fund	iShares Barclays 3-7 Year Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,428,053,523	$10,577,523,374	$2,201,188,882
Affiliated (Note 2)	208,050,301	11,455,756	668,510,901

Total cost of investments	$2,636,103,824	$10,588,979,130	$2,869,699,783

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,427,675,358	$10,613,946,828	$2,241,410,542
Affiliated (Note 2)	208,050,301	11,455,756	668,510,901

Total fair value of investments	2,635,725,659	10,625,402,584	2,909,921,443
Cash	—	—	856,164
Receivables:
Investment securities sold	—	—	8,673,516
Interest	4,671,408	34,453,111	11,607,366

Total Assets	2,640,397,067	10,659,855,695	2,931,058,489

LIABILITIES
Payables:
Investment securities purchased	202,363,994	—	8,481,426
Collateral for securities on loan (Note 5)	—	—	666,540,273
Capital shares redeemed	2,802,839	6,847,802	—
Investment advisory fees (Note 2)	179,346	1,280,580	271,710

Total Liabilities	205,346,179	8,128,382	675,293,409

NET ASSETS	$2,435,050,888	$10,651,727,313	$2,255,765,080

Net assets consist of:
Paid-in capital	$2,435,958,301	$10,611,833,153	$2,215,113,418
Undistributed (distributions in excess of) net investment income	(325,079)	4,071,690	2,147,443
Accumulated net realized loss	(204,169)	(600,984)	(1,717,441)
Net unrealized appreciation (depreciation)	(378,165)	36,423,454	40,221,660

NET ASSETS	$2,435,050,888	$10,651,727,313	$2,255,765,080

Shares outstanding[b]	22,100,000	126,200,000	18,500,000

Net asset value per share	$110.18	$84.40	$121.93

[a]	Securities on loan with values of $ –, $ – and $648,562,052, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 29, 2012

	iShares Barclays 7-10 Year Treasury Bond Fund	iShares Barclays 10-20 Year Treasury Bond Fund	iShares Barclays 20+ Year Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$4,444,720,539	$493,858,166	$3,049,154,752
Affiliated (Note 2)	1,436,926,236	205,264,365	1,094,012,199

Total cost of investments	$5,881,646,775	$699,122,531	$4,143,166,951

Investments in securities, at fair value (including securities on loana)(Note 1):
Unaffiliated	$4,609,976,639	$509,264,751	$3,015,673,135
Affiliated (Note 2)	1,436,926,236	205,264,365	1,094,012,199

Total fair value of investments	6,046,902,875	714,529,116	4,109,685,334
Receivables:
Interest	19,110,582	2,706,652	17,404,062
Capital shares sold	189,935,527	—	—

Total Assets	6,255,948,984	717,235,768	4,127,089,396

LIABILITIES
Payables:
Investment securities purchased	226,720,262	6,209,311	20,180,180
Collateral for securities on loan (Note 5)	1,387,675,336	197,840,872	1,064,620,448
Capital shares redeemed	3,567,930	—	3,640,118
Investment advisory fees (Note 2)	573,700	59,370	383,176

Total Liabilities	1,618,537,228	204,109,553	1,088,823,922

NET ASSETS	$4,637,411,756	$513,126,215	$3,038,265,474

Net assets consist of:
Paid-in capital	$4,478,421,264	$497,373,256	$3,088,397,981
Undistributed net investment income	7,246,586	1,051,071	6,914,948
Accumulated net realized loss	(13,512,194)	(704,697)	(23,565,838)
Net unrealized appreciation (depreciation)	165,256,100	15,406,585	(33,481,617)

NET ASSETS	$4,637,411,756	$513,126,215	$3,038,265,474

Shares outstanding[b]	44,100,000	3,900,000	25,800,000

Net asset value per share	$105.16	$131.57	$117.76

[a]	Securities on loan with values of $1,348,844,346, $191,834,496 and $1,030,739,630, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2012

	iShares Barclays Short Treasury Bond Fund	iShares Barclays 1-3 Year Treasury Bond Fund	iShares Barclays 3-7 Year Treasury Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$7,116,973	$79,558,597	$33,038,888
Interest — affiliated (Note 2)	13,583	12,719	1,352
Securities lending income — affiliated (Note 2)	—	26,694	960,094

Total investment income	7,130,556	79,598,010	34,000,334

EXPENSES
Investment advisory fees (Note 2)	5,587,283	13,763,270	2,958,869

Total expenses	5,587,283	13,763,270	2,958,869
Less investment advisory fees waived (Note 2)	(434,646)	—	—

Net expenses	5,152,637	13,763,270	2,958,869

Net investment income	1,977,919	65,834,740	31,041,465

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(71,198)	1,602,035	7,439,014
In-kind redemptions — unaffiliated	1,283,868	58,818,359	62,119,780

Net realized gain	1,212,670	60,420,394	69,558,794

Net change in unrealized appreciation/depreciation	(1,023,056)	(18,190,040)	33,899,586

Net realized and unrealized gain	189,614	42,230,354	103,458,380

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,167,533	$108,065,094	$134,499,845

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 29, 2012

	iShares Barclays 7-10 Year Treasury Bond Fund	iShares Barclays 10-20 Year Treasury Bond Fund	iShares Barclays 20+ Year Treasury Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$100,335,811	$10,003,559	$110,471,485
Interest — affiliated (Note 2)	4,725	429	2,735
Securities lending income — affiliated (Note 2)	1,966,904	160,065	1,529,064

Total investment income	102,307,440	10,164,053	112,003,284

EXPENSES
Investment advisory fees (Note 2)	5,693,271	504,023	4,600,801

Total expenses	5,693,271	504,023	4,600,801

Net investment income	96,614,169	9,660,030	107,402,483

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	32,391,872	1,411,683	(54,553,994)
In-kind redemptions — unaffiliated	204,091,174	14,598,044	521,968,885

Net realized gain	236,483,046	16,009,727	467,414,891

Net change in unrealized appreciation/depreciation	160,404,027	23,832,974	234,511,252

Net realized and unrealized gain	396,887,073	39,842,701	701,926,143

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$493,501,242	$49,502,731	$809,328,626

See notes to financial statements.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Short Treasury Bond Fund		iShares Barclays 1-3 Year Treasury Bond Fund
	Year ended February 29, 2012	Year ended February 28, 2011	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,977,919	$3,400,189	$65,834,740	$83,723,334
Net realized gain	1,212,670	677,510	60,420,394	45,113,927
Net change in unrealized appreciation/depreciation	(1,023,056)	382,705	(18,190,040)	(14,377,356)

Net increase in net assets resulting from operations	2,167,533	4,460,404	108,065,094	114,459,905

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,644,620)	(3,260,208)	(67,602,412)	(84,447,671)

Total distributions to shareholders	(2,644,620)	(3,260,208)	(67,602,412)	(84,447,671)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,237,729,542	3,658,499,115	9,180,805,919	3,749,153,397
Cost of shares redeemed	(3,946,181,303)	(1,443,859,577)	(6,517,725,648)	(4,179,465,677)

Net increase (decrease) in net assets from capital share transactions	(1,708,451,761)	2,214,639,538	2,663,080,271	(430,312,280)

INCREASE (DECREASE) IN NET ASSETS	(1,708,928,848)	2,215,839,734	2,703,542,953	(400,300,046)

NET ASSETS
Beginning of year	4,143,979,736	1,928,140,002	7,948,184,360	8,348,484,406

End of year	$2,435,050,888	$4,143,979,736	$10,651,727,313	$7,948,184,360

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(325,079)	$341,622	$4,071,690	$5,828,200

SHARES ISSUED AND REDEEMED
Shares sold	20,300,000	33,200,000	108,700,000	44,700,000
Shares redeemed	(35,800,000)	(13,100,000)	(77,200,000)	(49,800,000)

Net increase (decrease) in shares outstanding	(15,500,000)	20,100,000	31,500,000	(5,100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 3-7 Year Treasury Bond Fund		iShares Barclays 7-10 Year Treasury Bond Fund
	Year ended February 29, 2012	Year ended February 28, 2011	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,041,465	$26,467,560	$96,614,169	$97,602,993
Net realized gain	69,558,794	26,711,851	236,483,046	133,452,181
Net change in unrealized appreciation/depreciation	33,899,586	(7,611,012)	160,404,027	(38,680,165)

Net increase in net assets resulting from operations	134,499,845	45,568,399	493,501,242	192,375,009

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,853,523)	(26,169,320)	(96,301,838)	(98,684,886)

Total distributions to shareholders	(30,853,523)	(26,169,320)	(96,301,838)	(98,684,886)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,984,775,067	1,169,551,422	4,255,888,169	2,453,350,981
Cost of shares redeemed	(1,105,231,689)	(826,467,616)	(2,789,999,924)	(2,490,019,648)

Net increase (decrease) in net assets from capital share transactions	879,543,378	343,083,806	1,465,888,245	(36,668,667)

INCREASE IN NET ASSETS	983,189,700	362,482,885	1,863,087,649	57,021,456

NET ASSETS
Beginning of year	1,272,575,380	910,092,495	2,774,324,107	2,717,302,651

End of year	$2,255,765,080	$1,272,575,380	$4,637,411,756	$2,774,324,107

Undistributed net investment income included in net assets at end of year	$2,147,443	$1,959,576	$7,246,586	$6,865,959

SHARES ISSUED AND REDEEMED
Shares sold	16,500,000	10,100,000	42,000,000	25,800,000
Shares redeemed	(9,100,000)	(7,100,000)	(27,600,000)	(26,000,000)

Net increase (decrease) in shares outstanding	7,400,000	3,000,000	14,400,000	(200,000)

See notes to financial statements.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 10-20 Year Treasury Bond Fund		iShares Barclays 20+ Year Treasury Bond Fund
	Year ended February 29, 2012	Year ended February 28, 2011	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,660,030	$10,510,685	$107,402,483	$114,070,897
Net realized gain	16,009,727	7,019,142	467,414,891	177,659,369
Net change in unrealized appreciation/depreciation	23,832,974	(7,200,392)	234,511,252	(114,750,981)

Net increase in net assets resulting from operations	49,502,731	10,329,435	809,328,626	176,979,285

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,176,180)	(10,656,511)	(109,140,945)	(113,290,377)

Total distributions to shareholders	(9,176,180)	(10,656,511)	(109,140,945)	(113,290,377)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	434,022,673	225,638,722	10,598,540,638	9,330,930,541
Cost of shares redeemed	(152,117,288)	(297,267,329)	(10,941,462,077)	(9,097,497,642)

Net increase (decrease) in net assets from capital share transactions	281,905,385	(71,628,607)	(342,921,439)	233,432,899

INCREASE (DECREASE) IN NET ASSETS	322,231,936	(71,955,683)	357,266,242	297,121,807

NET ASSETS
Beginning of year	190,894,279	262,849,962	2,680,999,232	2,383,877,425

End of year	$513,126,215	$190,894,279	$3,038,265,474	$2,680,999,232

Undistributed net investment income included in net assets at end of year	$1,051,071	$567,413	$6,914,948	$8,652,272

SHARES ISSUED AND REDEEMED
Shares sold	3,400,000	1,900,000	100,800,000	95,900,000
Shares redeemed	(1,200,000)	(2,600,000)	(104,000,000)	(92,800,000)

Net increase (decrease) in shares outstanding	2,200,000	(700,000)	(3,200,000)	3,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Short Treasury Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$110.21	$110.18	$110.20	$110.25	$109.03

Income from investment operations:
Net investment income[a]	0.06	0.10	0.28	1.82	4.67
Net realized and unrealized gain (loss)[b]	(0.02)	0.02	0.05	0.16	0.96

Total from investment operations	0.04	0.12	0.33	1.98	5.63

Less distributions from:
Net investment income	(0.07)	(0.09)	(0.35)	(2.02)	(4.39)
Net realized gain	—	—	(0.00)[c]	(0.01)	(0.02)

Total distributions	(0.07)	(0.09)	(0.35)	(2.03)	(4.41)

Net asset value, end of year	$110.18	$110.21	$110.18	$110.20	$110.25

Total return	0.04%	0.16%	0.27%	1.81%	5.29%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,435,051	$4,143,980	$1,928,140	$1,542,806	$749,727
Ratio of expenses to average net assets	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets prior to waived fees	0.15%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	0.05%	0.09%	0.25%	1.65%	4.26%
Portfolio turnover rate[d]	316%	172%	185%	219%	176%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Treasury Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$83.93	$83.65	$83.99	$84.13	$80.38

Income from investment operations:
Net investment income[a]	0.61	0.84	1.24	2.54	3.60
Net realized and unrealized gain[b]	0.51	0.29	0.36	0.12	3.58

Total from investment operations	1.12	1.13	1.60	2.66	7.18

Less distributions from:
Net investment income	(0.65)	(0.85)	(1.34)	(2.80)	(3.43)
Net realized gain	—	—	(0.60)	—	—

Total distributions	(0.65)	(0.85)	(1.94)	(2.80)	(3.43)

Net asset value, end of year	$84.40	$83.93	$83.65	$83.99	$84.13

Total return	1.34%	1.35%	1.94%	3.22%	9.20%

Ratios/Supplemental data:
Net assets, end of year (000s)	$10,651,727	$7,948,184	$8,348,484	$7,323,761	$9,901,733
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.72%	1.00%	1.48%	3.05%	4.43%
Portfolio turnover rate[c]	72%	85%	62%	37%	76%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 3-7 Year Treasury Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$114.65	$112.36	$112.99	$109.90	$101.03

Income from investment operations:
Net investment income[a]	1.89	2.41	2.60	3.29	4.21
Net realized and unrealized gain[b]	7.37	2.29	0.19	3.02	8.95

Total from investment operations	9.26	4.70	2.79	6.31	13.16

Less distributions from:
Net investment income	(1.98)	(2.41)	(2.61)	(3.22)	(4.29)
Net realized gain	—	—	(0.81)	—	—

Total distributions	(1.98)	(2.41)	(3.42)	(3.22)	(4.29)

Net asset value, end of year	$121.93	$114.65	$112.36	$112.99	$109.90

Total return	8.14%	4.23%	2.52%	5.84%	13.46%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,255,765	$1,272,575	$910,092	$847,401	$450,588
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.57%	2.09%	2.33%	2.98%	4.04%
Portfolio turnover rate[c]	38%	89%	89%	55%	41%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 7-10 Year Treasury Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$93.41	$90.88	$93.63	$90.66	$83.49

Income from investment operations:
Net investment income[a]	2.57	2.90	3.09	3.57	3.82
Net realized and unrealized gain (loss)[b]	11.83	2.60	(2.30)	3.04	7.06

Total from investment operations	14.40	5.50	0.79	6.61	10.88

Less distributions from:
Net investment income	(2.65)	(2.97)	(3.03)	(3.64)	(3.71)
Net realized gain	—	—	(0.51)	—	—

Total distributions	(2.65)	(2.97)	(3.54)	(3.64)	(3.71)

Net asset value, end of year	$105.16	$93.41	$90.88	$93.63	$90.66

Total return	15.62%	6.12%	0.87%	7.46%	13.51%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,637,412	$2,774,324	$2,717,303	$2,612,147	$2,728,892
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.55%	3.06%	3.37%	3.93%	4.53%
Portfolio turnover rate[c]	65%	108%	157%	38%	40%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 10-20 Year Treasury Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$112.29	$109.52	$111.68	$108.18	$101.92

Income from investment operations:
Net investment income[a]	3.61	4.08	4.21	4.56	4.68
Net realized and unrealized gain (loss)[b]	19.32	2.74	(2.25)	3.33	6.29

Total from investment operations	22.93	6.82	1.96	7.89	10.97

Less distributions from:
Net investment income	(3.65)	(4.05)	(4.12)	(4.39)	(4.71)

Total distributions	(3.65)	(4.05)	(4.12)	(4.39)	(4.71)

Net asset value, end of year	$131.57	$112.29	$109.52	$111.68	$108.18

Total return	20.73%	6.27%	1.76%	7.48%	11.19%

Ratios/Supplemental data:
Net assets, end of year (000s)	$513,126	$190,894	$262,850	$167,526	$119,003
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.87%	3.54%	3.83%	4.17%	4.53%
Portfolio turnover rate[c]	18%	56%	55%	22%	22%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See Notes to financial statements.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 20+ Year Treasury Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$92.45	$92.04	$101.55	$94.33	$90.22

Income from investment operations:
Net investment income[a]	3.71	3.80	3.69	4.08	4.17
Net realized and unrealized gain (loss)[b]	25.57	0.53	(9.52)	7.27	4.10

Total from investment operations	29.28	4.33	(5.83)	11.35	8.27

Less distributions from:
Net investment income	(3.97)	(3.92)	(3.68)	(4.13)	(4.16)

Total distributions	(3.97)	(3.92)	(3.68)	(4.13)	(4.16)

Net asset value, end of year	$117.76	$92.45	$92.04	$101.55	$94.33

Total return	32.32%	4.64%	(5.85)%	12.30%	9.54%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,038,265	$2,680,999	$2,383,877	$1,584,150	$1,707,364
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.50%	3.93%	3.90%	4.18%	4.69%
Portfolio turnover rate[c]	26%	48%	65%	41%	26%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See Notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays Short Treasury	Non-diversified
Barclays 1-3 Year Treasury	Diversified
Barclays 3-7 Year Treasury	Non-diversified
Barclays 7-10 Year Treasury	Diversified
Barclays 10-20 Year Treasury	Non-diversified
Barclays 20+ Year Treasury	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Barclays Short Treasury
Assets:
U.S. Government Obligations	$—	$2,427,675,358	$—	$2,427,675,358
Short-Term Investments	208,050,301	—	—	208,050,301

	$208,050,301	$2,427,675,358	$—	$2,635,725,659

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays 1-3 Year Treasury
Assets:
U.S. Government Obligations	$—	$10,613,946,828	$—	$10,613,946,828
Short-Term Investments	11,455,756	—	—	11,455,756

	$11,455,756	$10,613,946,828	$—	$10,625,402,584

Barclays 3-7 Year Treasury
Assets:
U.S. Government Obligations	$—	$2,241,410,542	$—	$2,241,410,542
Short-Term Investments	668,510,901	—	—	668,510,901

	$668,510,901	$2,241,410,542	$—	$2,909,921,443

Barclays 7-10 Year Treasury
Assets:
U.S. Government Obligations	$—	$4,609,976,639	$—	$4,609,976,639
Short-Term Investments	1,436,926,236	—	—	1,436,926,236

	$1,436,926,236	$4,609,976,639	$—	$6,046,902,875

Barclays 10-20 Year Treasury
Assets:
U.S. Government Obligations	$—	$509,264,751	$—	$509,264,751
Short-Term Investments	205,264,365	—	—	205,264,365

	$205,264,365	$509,264,751	$—	$714,529,116

Barclays 20+ Year Treasury
Assets:
U.S. Government Obligations	$—	$3,015,673,135	$—	$3,015,673,135
Short-Term Investments	1,094,012,199	—	—	1,094,012,199

	$1,094,012,199	$3,015,673,135	$—	$4,109,685,334

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of each Fund.

BFA has voluntarily waived a portion of its investment advisory fees for the iShares Barclays Short Treasury Bond Fund in the amount of $434,646.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 29, 2012, BTC earned securities lending agent fees from certain Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays 1-3 Year Treasury	$14,374
Barclays 3-7 Year Treasury	516,974
Barclays 7-10 Year Treasury	1,059,102
Barclays 10-20 Year Treasury	86,189
Barclays 20+ Year Treasury	823,342

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2012 were as follows:

	U.S. Government Obligations
iShares Bond Fund	Purchases	Sales
Barclays Short Treasury	$11,451,140,333	$11,191,509,030
Barclays 1-3 Year Treasury	10,481,815,567	6,546,023,118
Barclays 3-7 Year Treasury	775,208,596	749,976,335
Barclays 7-10 Year Treasury	2,639,140,570	2,424,974,919
Barclays 10-20 Year Treasury	66,994,702	59,218,131
Barclays 20+ Year Treasury	801,387,099	799,939,868

In-kind transactions (see Note 4) for the year ended February 29, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Short Treasury	$1,960,104,124	$3,877,558,698
Barclays 1-3 Year Treasury	4,979,121,730	6,195,906,993
Barclays 3-7 Year Treasury	1,963,802,286	1,094,617,635
Barclays 7-10 Year Treasury	4,015,968,112	2,750,494,102
Barclays 10-20 Year Treasury	427,255,188	149,557,488
Barclays 20+ Year Treasury	10,471,779,204	10,804,193,073

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 29, 2012 attributable to the use of equalization, amortization methods on fixed income securities, the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Barclays Short Treasury	$1,397,013	$—	$(1,397,013)
Barclays 1-3 Year Treasury	58,755,703	11,162	(58,766,865)
Barclays 3-7 Year Treasury	61,684,534	(75)	(61,684,459)
Barclays 7-10 Year Treasury	196,408,451	68,296	(196,476,747)
Barclays 10-20 Year Treasury	13,968,693	(192)	(13,968,501)
Barclays 20+ Treasury	402,358,773	1,138	(402,359,911)

The tax character of distributions paid during the years ended February 29, 2012 and February 28, 2011 was as follows:

iShares Bond Fund	2012	2011
Barclays Short Treasury
Ordinary income	$2,644,620	$3,260,208

Barclays 1-3 Year Treasury
Ordinary income	$67,602,412	$84,447,671

Barclays 3-7 Year Treasury
Ordinary income	$30,853,523	$26,169,320

Barclays 7-10 Year Treasury
Ordinary income	$96,301,838	$98,684,886

Barclays 10-20 Year Treasury
Ordinary income	$9,176,180	$10,656,511

Barclays 20+ Treasury
Ordinary income	$109,140,945	$113,290,377

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 29, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Barclays Short Treasury	$—	$—	$—	$(375,961)	$(531,452)	$(907,413)
Barclays 1-3 Year Treasury	4,071,161	—	—	35,986,227	(163,228)	39,894,160
Barclays 3-7 Year Treasury	2,149,906	—	(1,198,242)	39,699,998	—	40,651,662
Barclays 7-10 Year Treasury	7,245,625	—	(9,955,970)	161,700,837	—	158,990,492
Barclays 10-20 Year Treasury	1,050,955	—	(622,753)	15,324,757	—	15,752,959
Barclays 20+ Treasury	6,915,326	—	(19,580,254)	(37,467,579)	—	(50,132,507)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2013.

As of February 29, 2012, certain Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Barclays 3-7 Year Treasury	$1,121,425	$—	$—	$—	$—	$—	$76,817	$1,198,242
Barclays 7-10 Year Treasury	5,988,776	—	—	—	—	—	3,967,194	9,955,970
Barclays 10-20 Year Treasury	398,024	—	—	—	—	169,147	55,582	622,753
Barclays 20+ Treasury	—	1,105,659	4,724,131	3,444,435	1,159,235	9,146,794	—	19,580,254

[a]	Must be utilized prior to losses subject to expiration.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays Short Treasury	$2,636,101,620	$399	$(376,360)	$(375,961)
Barclays 1-3 Year Treasury	10,589,416,357	38,504,017	(2,517,790)	35,986,227
Barclays 3-7 Year Treasury	2,870,221,445	40,491,380	(791,382)	39,699,998
Barclays 7-10 Year Treasury	5,885,202,038	165,348,997	(3,648,160)	161,700,837
Barclays 10-20 Year Treasury	699,204,359	15,324,757	—	15,324,757
Barclays 20+ Year Treasury	4,147,152,913	502,806	(37,970,385)	(37,467,579)

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays Short Treasury Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund and iShares Barclays 20+ Year Treasury Bond Fund, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 29, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	43

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the iShares Barclays Short Treasury Bond Fund designates $489 as long-term capital gain dividends for the fiscal year ended February 29, 2012.

Under Section 871(k)(1)(C) of the Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 29, 2012:

iShares Bond Fund	Interest- Related Dividends
Barclays Short Treasury	$2,305,269
Barclays 1-3 Year Treasury	65,845,902
Barclays 3-7 Year Treasury	16,087,814
Barclays 7-10 Year Treasury	45,342,220
Barclays 10-20 Year Treasury	4,457,954
Barclays 20+ Year Treasury	65,186,860

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 29, 2012:

iShares Bond Fund	Federal Obligation Interest[a]
Barclays Short Treasury	$2,644,620
Barclays 1-3 Year Treasury	67,602,412
Barclays 3-7 Year Treasury	17,032,672
Barclays 7-10 Year Treasury	47,244,880
Barclays 10-20 Year Treasury	4,687,304
Barclays 20+ Year Treasury	67,597,098

[a]

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays Short Treasury	$0.05769	$—	$0.01467	$0.07236	80%	—%	20%	100%
Barclays 1-3 Year Treasury	0.64816	—	0.00046	0.64862	100	—	0[a]	100
Barclays 3-7 Year Treasury	1.97838	—	—	1.97838	100	—	—	100
Barclays 7-10 Year Treasury	2.63734	—	0.01218	2.64952	100	—	0[a]	100
Barclays 10-20 Year Treasury	3.64802	—	—	3.64802	100	—	—	100
Barclays 20+ Year Treasury	3.94991	—	0.01601	3.96592	100	—	0[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund

SUPPLEMENTAL INFORMATION	45

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Barclays Short Treasury Bond Fund

Period Covered: April 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,195	99.76
Less than –0.5%	1	0.08

	1,198	100.00%

iShares Barclays 1-3 Year Treasury Bond Fund

Period Covered: January 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	2	0.16
Between 0.5% and –0.5%	1,256	99.76

	1,259	100.00%

iShares Barclays 3-7 Year Treasury Bond Fund

Period Covered: April 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.17%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,191	99.41
Less than –0.5% and Greater than –1.0%	2	0.17
Less than –1.0% and Greater than –1.5%	2	0.17

	1,198	100.00%

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays 7-10 Year Treasury Bond Fund

Period Covered: January 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.16%
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,250	99.28
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0% and Greater than –1.5%	3	0.24

	1,259	100.00%

iShares Barclays 10–20 Year Treasury Bond Fund

Period Covered: April 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.17%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	15	1.25
Between 0.5% and –0.5%	1,169	97.59
Less than –0.5% and Greater than –1.0%	6	0.50
Less than –1.0% and Greater than –1.5%	3	0.25
Less than –1.5%	1	0.08

	1,198	100.00%

iShares Barclays 20+ Year Treasury Bond Fund

Period Covered: January 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.16
Greater than 0.5% and Less than 1.0%	41	3.26
Between 0.5% and –0.5%	1,193	94.75
Less than –0.5% and Greater than –1.0%	17	1.35
Less than –1.0% and Greater than –1.5%	4	0.32
Less than –1.5% and Greater than –2.0%	1	0.08

	1,259	100.00%

SUPPLEMENTAL INFORMATION	47

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 265 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	49

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).

Gregor G. Peterson Professor of

Accounting and Senior Associate

Dean for Academic Affairs, Stanford

University: Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(Winter 2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BlackRock (since 2009); Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-21-0212

February 29, 2012

2012 Annual Report

iShares Trust

iShares Barclays 1-3 Year Credit Bond Fund  |  CSJ  |  NYSE Arca

iShares Barclays Intermediate Credit Bond Fund  |  CIU  |  NYSE Arca

iShares Barclays Credit Bond Fund  |  CFT  |  NYSE Arca

iShares 10+ Year Credit Bond Fund  |  CLY  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® BARCLAYS CREDIT BOND FUNDS

Performance as of February 29, 2012

	Average Annual Total Returns
	Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays 1-3 Year Credit	2.19%	2.15%	2.60%	4.24%	4.21%	4.72%	4.31%	4.32%	4.78%
Barclays Intermediate Credit	6.90%	7.16%	7.14%	6.19%	6.20%	6.42%	6.27%	6.33%	6.50%
Barclays Credit	10.11%	10.19%	10.41%	6.71%	6.69%	6.98%	6.81%	6.88%	7.07%
10+ Year Credit	18.81%	18.23%	18.01%	n/a	n/a	n/a	12.92%	12.79%	13.27%

	Cumulative Total Returns
	Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays 1-3 Year Credit	2.19%	2.15%	2.60%	23.07%	22.88%	25.95%	24.26%	24.37%	27.20%
Barclays Intermediate Credit	6.90%	7.16%	7.14%	35.05%	35.07%	36.48%	36.77%	37.19%	38.33%
Barclays Credit	10.11%	10.19%	10.41%	38.38%	38.21%	40.10%	40.42%	40.92%	42.22%
10+ Year Credit	18.81%	18.23%	18.01%	n/a	n/a	n/a	31.12%	30.78%	32.01%

Total returns for the periods since inception are calculated from the inception date of each Fund (1/5/07, 1/5/07, 1/5/07 and 12/8/09, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07, 1/11/07, 1/11/07 and 12/9/09, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

iShares Barclays 1-3 Year Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares Barclays Intermediate Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

iShares Barclays Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares 10+ Year Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays 1-3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 29, 2012 (the “reporting period”), the total return for the Fund was 2.19%, net of fees, while the total return for the Index was 2.60%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector/Investment Type	Percentage of Net Assets
Financial	38.57%
Multi-National	12.07
Consumer Non-Cyclical	11.65
Communications	8.63
Energy	5.56
Foreign Government Obligations	5.34
Technology	4.12
Basic Materials	3.30
Utilities	3.29
Industrial	3.19
Consumer Cyclical	2.70
Municipal Debt Obligations	0.23
Diversified	0.23
Short-Term and Other Net Assets	1.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

European Investment Bank, 1.50%, 05/15/14	0.92%
International Bank for Reconstruction and Development, 1.13%, 08/25/14	0.80
Citigroup Inc., 6.50%, 08/19/13	0.75
KfW, 2.75%, 10/21/14	0.70
KfW, 1.38%, 07/15/13	0.69
International Bank for Reconstruction and Development, 1.75%, 07/15/13	0.69
Asian Development Bank, 0.88%, 06/10/14	0.67
Ontario (Province of), 4.10%, 06/16/14	0.65
European Investment Bank, 3.00%, 04/08/14	0.63
KfW, 3.50%, 03/10/14	0.63

TOTAL	7.13%

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar denominated and have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 6.90%, net of fees, while the total return for the Index was 7.14%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector/Investment Type	Percentage of Net Assets
Financial	35.16%
Consumer Non-Cyclical	11.46
Communications	8.40
Energy	7.99
Multi-National	7.90
Foreign Government Obligations	6.22
Industrial	4.83
Utilities	4.51
Basic Materials	4.49
Consumer Cyclical	3.54
Technology	3.08
Municipal Debt Obligations	0.46
Diversified	0.08
Short-Term and Other Net Assets	1.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

European Investment Bank, 1.50%, 05/15/14	0.41%
European Investment Bank, 1.25%, 02/14/14	0.40
European Investment Bank, 4.63%, 05/15/14	0.39
Asian Development Bank, 2.50%, 03/15/16	0.33
KfW, 1.38%, 07/15/13	0.32
KfW Series G, 4.38%, 03/15/18	0.30
Inter-American Development Bank, 2.25%, 07/15/15	0.29
European Investment Bank, 2.75%, 03/23/15	0.28
American Express Credit Corp., 2.75%, 09/15/15	0.28
Citigroup Inc., 5.00%, 09/15/14	0.28

TOTAL	3.28%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares Barclays Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Credit Bond Index (the “Index”). The Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar denominated and have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 10.11%, net of fees, while the total return for the Index was 10.41%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector/Investment Type	Percentage of Net Assets
Financial	29.57%
Consumer Non-Cyclical	11.72
Communications	10.16
Energy	9.23
Foreign Government Obligations	6.83
Utilities	6.41
Multi-National	5.44
Industrial	4.95
Basic Materials	4.24
Consumer Cyclical	3.81
Municipal Debt Obligations	3.28
Technology	2.73
Short-Term and Other Net Assets	1.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets

J.P. Morgan Chase & Co., 3.45%, 03/01/16	0.35%
Brazil (Federative Republic of), 7.13%, 01/20/37	0.24
European Investment Bank, 1.50%, 05/15/14	0.23
BHP Billiton Finance (USA) Ltd., 6.50%, 04/01/19	0.23
Goldman Sachs Group Inc. (The), 5.25%, 07/27/21	0.23
European Investment Bank, 5.13%, 05/30/17	0.23
Brazil (Federative Republic of), 4.88%, 01/22/21	0.22
BP Capital Markets PLC, 3.63%, 05/08/14	0.22
Petrobras International Finance Co., 5.38%, 01/27/21	0.22
Bank of America Corp., 5.00%, 05/13/21	0.22

TOTAL	2.39%

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The iShares 10+ Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM (the “Index”). The Index is a broad, market value weighted, total rate of return index designed to measure the performance of long-term, investment grade U.S. corporate debt and U.S. dollar denominated debt issued publicly by non-U.S. corporations, banks or governments. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 18.81%, net of fees, while the total return for the Index was 18.01%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector/Investment Type	Percentage of Net Assets
Financial	18.01%
Communications	13.10
Consumer Non-Cyclical	12.65
Energy	12.16
Utilities	11.48
Foreign Government Obligations	10.84
Industrial	6.37
Consumer Cyclical	5.33
Basic Materials	4.07
Technology	2.09
Multi-National	0.61
Diversified	0.03
Short-Term and Other Net Assets	3.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets

Russian Federation (The), 7.50%, 03/31/30	1.40%
Wal-Mart Stores Inc., 5.25%, 09/01/35	0.84
Peru (Republic of), 7.35%, 07/21/25	0.76
AT&T Inc., 6.55%, 02/15/39	0.65
Schering-Plough Corp./Merck & Co. Inc., 6.50%, 12/01/33	0.65
General Electric Capital Corp., 5.88%, 01/14/38	0.64
Colombia (Republic of), 7.38%, 09/18/37	0.57
Brazil (Federative Republic of), 10.13%, 05/15/27	0.54
Russian Federation (The), 12.75%, 06/24/28	0.50
American International Group Inc., 6.25%, 05/01/36	0.49

TOTAL	7.04%

Credit-related bonds posted strong returns for the reporting period, reflecting a broad bond market rally. As the reporting period began, economic conditions in the U.S. were steadily improving, driven in part by a second round of quantitative easing measures from the Federal Reserve (the U.S. central bank) and the extension of several expiring federal tax breaks in late 2010. The improving economic environment provided a lift to credit-related securities.

By the spring of 2011, however, evidence of a slowdown in economic activity emerged. The U.S. economy grew at a 1.3% annual rate in the second quarter of 2011 and a 1.8% annual rate in the third quarter. Furthermore, an accumulation of global events — a worsening sovereign debt crisis in Europe, a credit rating downgrade on U.S. government debt (for the first time in the country’s history), and government infighting about the federal debt ceiling — led to greater demand for the relative safety and liquidity of Treasury and other U.S. government securities.

Despite a broad investor shift into U.S. Treasury securities, the credit sector held up well throughout the spring and summer of 2011. One contributing factor was corporate profit growth, which remained robust despite the weaker economy as companies pared debt and reduced costs to sustain profitability. Another positive influence was increased investor demand for higher-yielding investments — including credit-related securities — as U.S. Treasury bond yields fell to historically low levels.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS CREDIT BOND FUNDS

The credit sector rallied throughout the last five months of the reporting period as a result of renewed signs of improving economic growth. The economy grew at a 3.0% annual rate in the fourth quarter of 2011, while employment rates improved as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low of 8.3%. The improving economy helped sustain corporate profits, which grew at a double-digit rate overall in 2011.

Within the credit sector, longer-term securities outperformed short- and intermediate-term bonds as the market rallied. Higher-quality bonds outpaced lower-rated issues overall, but lower-quality credit securities outperformed higher-quality issues during the latter half of the reporting period as improving economic conditions led to an increased appetite for risk in the fixed-income markets.

From an industry perspective, utility and industrial bonds (which comprised approximately two-thirds of the iShares 10+ Year Credit Bond Fund and approximately 40% to 50% of the other Funds as of the end of the reporting period) generated the best results, led by electric utilities and energy producers, both of which benefited from higher energy prices. Other top performers included the consumer cyclical sector, led by retailers and restaurants, and transportation, where railroads were the primary driver of performance. The laggards included finance-related bonds, particularly those issued by banks and brokerage firms, which continued to struggle with changing regulatory requirements and lingering mortgage-related losses.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Barclays 1-3 Year Credit
Actual	$1,000.00	$1,011.80	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Barclays Intermediate Credit
Actual	1,000.00	1,029.30	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Barclays Credit
Actual	1,000.00	1,047.50	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
10+ Year Credit
Actual	1,000.00	1,099.00	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 93.31%

ADVERTISING — 0.22%
WPP Finance UK
5.88%, 06/15/14	$3,100	$3,374,421
8.00%, 09/15/14	14,628	16,788,883

		20,163,304
AEROSPACE & DEFENSE — 0.69%
Boeing Co. (The)
5.00%, 03/15/14	6,500	7,092,208
5.13%, 02/15/13	14,250	14,884,078
General Dynamics Corp.
1.38%, 01/15/15[a]	1,000	1,017,644
4.25%, 05/15/13	12,865	13,446,802
5.25%, 02/01/14	17,350	18,866,685
Raytheon Co.
1.40%, 12/15/14	7,150	7,287,412

		62,594,829
AGRICULTURE — 0.97%
Altria Group Inc.
8.50%, 11/10/13	24,590	27,674,121
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	5,000	5,305,111
5.88%, 05/15/13	2,000	2,087,316
Philip Morris International Inc.
4.88%, 05/16/13	24,189	25,461,281
6.88%, 03/17/14	15,000	16,885,777
Reynolds American Inc.
7.25%, 06/01/13	10,250	10,989,751

		88,403,357
AUTO MANUFACTURERS — 0.37%
Daimler Finance North America LLC
6.50%, 11/15/13	28,795	31,428,557
PACCAR Inc.
6.88%, 02/15/14	1,750	1,934,791

		33,363,348
AUTO PARTS & EQUIPMENT — 0.14%
Johnson Controls Inc.
1.75%, 03/01/14	13,000	13,191,870

		13,191,870

Security	Principal (000s)	Value

BANKS — 26.53%
Abbey National Treasury Services PLC
2.88%, 04/25/14[a]	$3,000	$2,970,433
3.88%, 11/10/14[b]	6,000	5,980,698
American Express Bank FSB
5.50%, 04/16/13	16,000	16,802,745
Bank of America Corp.
4.75%, 08/15/13	3,700	3,786,033
4.90%, 05/01/13	43,000	44,226,720
5.13%, 11/15/14[a]	12,000	12,576,790
7.38%, 05/15/14	36,508	39,724,187
Bank of Montreal
1.75%, 04/29/14[a]	14,125	14,380,484
2.13%, 06/28/13[a]	11,000	11,220,609
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15	12,300	12,320,912
1.50%, 01/31/14[a]	5,000	5,051,832
1.70%, 11/24/14[a]	10,500	10,710,924
4.30%, 05/15/14	19,360	20,837,021
4.50%, 04/01/13[a]	5,000	5,212,854
5.13%, 08/27/13	12,500	13,317,294
Bank of Nova Scotia
1.85%, 01/12/15[a]	9,000	9,189,336
2.38%, 12/17/13	19,750	20,337,796
3.40%, 01/22/15	32,500	34,505,227
Bank One Corp.
5.25%, 01/30/13	7,500	7,792,223
Barclays Bank PLC
2.38%, 01/13/14	8,000	8,017,673
2.75%, 02/23/15	12,000	12,071,248
5.20%, 07/10/14	29,774	31,579,946
BB&T Corp.
2.05%, 04/28/14[a]	20,000	20,424,394
3.38%, 09/25/13	6,000	6,220,669
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	7,750	7,603,497
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	17,600	17,813,711

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Capital One Financial Corp.
2.13%, 07/15/14[a]	$10,414	$10,467,331
7.38%, 05/23/14	17,310	19,265,205
Citigroup Inc.
5.00%, 09/15/14	52,774	55,134,017
5.13%, 05/05/14	18,250	19,277,417
5.50%, 04/11/13	23,500	24,371,663
5.50%, 10/15/14	25,750	27,696,238
5.85%, 07/02/13	10,000	10,463,738
6.00%, 12/13/13	20,401	21,655,343
6.01%, 01/15/15	26,500	28,891,383
6.38%, 08/12/14	31,000	33,870,397
6.50%, 08/19/13	64,500	68,381,598
Credit Suisse New York
2.20%, 01/14/14	12,000	12,054,079
5.00%, 05/15/13	46,000	47,744,892
5.50%, 05/01/14	29,432	31,473,288
Deutsche Bank AG London
3.88%, 08/18/14	7,500	7,826,677
4.88%, 05/20/13	38,500	39,659,259
Export-Import Bank of Korea (The)
5.88%, 01/14/15	6,500	7,046,649
8.13%, 01/21/14	19,000	20,854,286
Fifth Third Bancorp
6.25%, 05/01/13	10,000	10,534,740
First Tennessee Bank NA
5.05%, 01/15/15	5,000	5,220,739
Goldman Sachs Group Inc. (The)
4.75%, 07/15/13	26,948	27,907,319
5.00%, 10/01/14[a]	14,000	14,832,948
5.13%, 01/15/15	26,805	28,572,494
5.15%, 01/15/14	21,750	22,714,678
5.25%, 04/01/13[a]	10,750	11,133,831
5.25%, 10/15/13	30,250	31,735,018
5.50%, 11/15/14	18,000	19,280,002
6.00%, 05/01/14	18,491	19,805,296
HSBC Bank (USA) N.A.
4.63%, 04/01/14	13,000	13,610,424
HSBC USA Inc.
2.38%, 02/13/15	15,000	15,150,998

Security	Principal (000s)	Value

J.P. Morgan Chase & Co.
1.65%, 09/30/13	$8,200	$8,295,922
2.05%, 01/24/14[a]	19,500	19,845,762
3.70%, 01/20/15	10,000	10,583,595
4.65%, 06/01/14	31,642	34,018,962
4.75%, 05/01/13	29,000	30,291,572
5.13%, 09/15/14	16,000	17,107,233
5.75%, 01/02/13	23,500	24,421,600
KeyBank N.A.
5.80%, 07/01/14	6,000	6,495,198
KeyCorp
6.50%, 05/14/13	10,500	11,128,216
KfW
1.00%, 01/12/15	40,000	40,243,056
1.38%, 07/15/13	62,550	63,330,074
1.38%, 01/13/14	48,500	49,239,261
1.50%, 04/04/14	50,000	50,908,985
2.75%, 10/21/14[a]	61,000	64,220,208
3.25%, 03/15/13	39,000	40,137,018
3.50%, 05/16/13	27,000	27,980,564
3.50%, 03/10/14	54,000	57,105,734
4.00%, 10/15/13	20,000	21,087,326
4.13%, 10/15/14	13,000	14,131,584
Korea Development Bank
5.75%, 09/10/13	2,000	2,101,179
8.00%, 01/23/14[a]	28,000	30,802,089
Landwirtschaftliche Rentenbank
3.25%, 03/15/13	10,750	11,044,147
4.13%, 07/15/13	25,000	26,182,250
Mellon Capital IV Series 1
6.24%, 06/20/12[c]	1,950	1,625,813
Morgan Stanley
2.88%, 01/24/14	23,000	22,820,056
2.88%, 07/28/14	4,000	3,942,412
4.10%, 01/26/15	11,000	11,023,062
4.20%, 11/20/14	26,000	26,330,304
4.75%, 04/01/14[a]	28,500	29,006,334
5.30%, 03/01/13	32,300	33,219,204
6.00%, 05/13/14	35,987	37,560,931
Northern Trust Corp.
5.50%, 08/15/13	4,500	4,801,851

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Oesterreichische Kontrollbank AG
1.38%, 01/21/14	$10,000	$10,063,549
1.75%, 03/11/13	15,000	15,133,074
3.63%, 06/17/13	10,000	10,336,784
PNC Funding Corp.
3.00%, 05/19/14[d]	8,000	8,313,480
5.40%, 06/10/14[d]	5,263	5,750,937
Rabobank Nederland
1.85%, 01/10/14	16,750	16,825,398
Royal Bank of Canada
1.13%, 01/15/14[a]	14,500	14,613,647
1.45%, 10/30/14	18,015	18,345,597
2.10%, 07/29/13	14,500	14,783,940
Royal Bank of Scotland Group PLC
3.25%, 01/11/14[a]	6,000	5,988,802
3.40%, 08/23/13[a]	21,500	21,762,432
SouthTrust Corp.
5.80%, 06/15/14	1,000	1,074,020
State Street Corp.
4.30%, 05/30/14	5,000	5,342,252
Toronto-Dominion Bank (The)
1.38%, 07/14/14[a]	11,800	11,930,304
U.S. Bancorp
1.13%, 10/30/13	5,000	5,034,851
1.38%, 09/13/13	11,150	11,255,562
2.45%, 07/27/15	2,600	2,692,965
4.20%, 05/15/14[a]	17,400	18,570,843
U.S. Bancorp Series R
2.13%, 02/15/13[a]	4,000	4,063,703
U.S. Bancorp Series S
2.00%, 06/14/13	8,898	9,045,487
UBS AG Stamford
2.25%, 08/12/13	16,750	16,820,617
2.25%, 01/28/14	11,500	11,520,692
3.88%, 01/15/15	15,500	16,012,053
UFJ Finance Aruba AEC
6.75%, 07/15/13	7,444	7,909,250
Union Bank N.A.
2.13%, 12/16/13	5,000	5,072,529

Security	Principal (000s)	Value

UnionBanCal Corp.
5.25%, 12/16/13	$4,030	$4,193,806
US Bank N.A.
4.95%, 10/30/14	11,750	12,739,314
6.30%, 02/04/14	8,500	9,270,723
Wachovia Corp./Wells Fargo & Co.
4.88%, 02/15/14	8,500	8,949,064
5.25%, 08/01/14	26,250	28,250,667
5.50%, 05/01/13	37,183	39,161,867
5.70%, 08/01/13	10,876	11,537,073
Wells Fargo & Co.
1.25%, 02/13/15	15,000	14,969,014
3.75%, 10/01/14	25,485	27,131,146
4.63%, 04/15/14	2,000	2,108,394
4.95%, 10/16/13	22,250	23,439,495
5.00%, 11/15/14	4,500	4,865,724
Westpac Banking Corp.
1.85%, 12/09/13	15,000	15,143,232
2.10%, 08/02/13[a]	15,250	15,420,366
4.20%, 02/27/15	3,000	3,170,714
Zions BanCorp.
7.75%, 09/23/14	2,000	2,147,500

		2,423,099,572
BEVERAGES — 2.34%
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14[a]	12,400	12,602,479
2.50%, 03/26/13	11,625	11,855,964
4.13%, 01/15/15[a]	28,240	30,714,156
5.38%, 11/15/14	13,250	14,822,525
Bottling Group LLC
6.95%, 03/15/14	35,000	39,304,165
Coca-Cola Co. (The)
0.75%, 11/15/13	5,500	5,532,423
3.63%, 03/15/14[a]	11,910	12,650,807
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	7,715	7,763,320
7.38%, 03/03/14	18,415	20,798,279
Coca-Cola HBC Finance BV
5.13%, 09/17/13	3,000	3,125,382

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Diageo Capital PLC
7.38%, 01/15/14	$17,500	$19,580,315
PepsiCo Inc.
0.78%, 03/05/15	13,750	13,743,950
0.80%, 08/25/14[a]	2,250	2,247,088
0.88%, 10/25/13	8,300	8,350,693
3.10%, 01/15/15	7,775	8,276,785
4.65%, 02/15/13	2,500	2,601,160

		213,969,491
BIOTECHNOLOGY — 0.56%
Amgen Inc.
1.88%, 11/15/14[a]	19,100	19,621,002
4.85%, 11/18/14	8,000	8,833,216
Biogen Idec Inc.
6.00%, 03/01/13	7,590	7,966,456
Gilead Sciences Inc.
2.40%, 12/01/14	9,585	9,960,586
Life Technologies Corp.
3.38%, 03/01/13	5,000	5,082,556

		51,463,816
CHEMICALS — 1.24%
Air Products and Chemicals Inc.
4.15%, 02/01/13	3,000	3,101,339
Airgas Inc.
2.85%, 10/01/13[a]	9,500	9,676,949
4.50%, 09/15/14	3,000	3,180,696
Dow Chemical Co. (The)
5.90%, 02/15/15	3,000	3,387,488
7.60%, 05/15/14	23,190	26,326,901
E.I. du Pont de Nemours and Co.
1.75%, 03/25/14[a]	13,755	14,078,595
3.25%, 01/15/15	7,400	7,876,376
4.75%, 03/15/15[a]	2,500	2,770,258
4.88%, 04/30/14	1,000	1,087,173
5.00%, 07/15/13	4,080	4,318,979
5.88%, 01/15/14	1,869	2,040,167
Ecolab Inc.
2.38%, 12/08/14[a]	6,700	6,931,814

Security	Principal (000s)	Value

Potash Corp. of Saskatchewan Inc.
4.88%, 03/01/13	$731	$760,964
5.25%, 05/15/14[a]	7,000	7,650,037
PPG Industries Inc.
5.75%, 03/15/13	5,833	6,127,803
Praxair Inc.
2.13%, 06/14/13	2,750	2,799,975
3.95%, 06/01/13	3,500	3,638,930
5.25%, 11/15/14	160	177,637
Rohm and Haas Co.
5.60%, 03/15/13[a]	6,895	7,214,392

		113,146,473
COMMERCIAL SERVICES — 0.28%
Block Financial LLC
5.13%, 10/30/14	500	517,500
7.88%, 01/15/13	9,750	10,176,289
Stanford University
3.63%, 05/01/14	3,975	4,237,635
Western Union Co. (The)
6.50%, 02/26/14	10,000	10,902,079

		25,833,503
COMPUTERS — 2.63%
Computer Sciences Corp.
5.50%, 03/15/13[a]	7,500	7,784,062
Dell Inc.
1.40%, 09/10/13	6,750	6,821,259
2.10%, 04/01/14[a]	6,950	7,135,876
4.70%, 04/15/13[a]	12,000	12,548,994
5.63%, 04/15/14	2,000	2,198,059
Electronic Data Systems Corp. Series B
6.00%, 08/01/13	2,950	3,124,505
Hewlett-Packard Co.
1.25%, 09/13/13	11,600	11,634,697
1.55%, 05/30/14	6,100	6,106,298
2.35%, 03/15/15	4,200	4,271,551
2.63%, 12/09/14[a]	2,050	2,103,761
4.50%, 03/01/13	27,500	28,505,030
4.75%, 06/02/14	26,000	27,802,816
6.13%, 03/01/14	15,000	16,361,007

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

International Business Machines Corp.
0.55%, 02/06/15[a]	$13,500	$13,432,943
0.88%, 10/31/14	18,500	18,632,863
1.00%, 08/05/13	19,600	19,738,461
1.25%, 05/12/14	15,000	15,211,558
2.10%, 05/06/13	21,000	21,426,824
6.50%, 10/15/13	10,000	10,941,920
Lexmark International Inc.
5.90%, 06/01/13	4,000	4,150,937

		239,933,421
COSMETICS & PERSONAL CARE — 0.51%
Avon Products Inc.
5.63%, 03/01/14	11,500	12,265,908
Colgate-Palmolive Co.
0.60%, 11/15/14[a]	6,900	6,917,999
1.25%, 05/01/14	6,250	6,343,713
Procter & Gamble Co. (The)
0.70%, 08/15/14	8,125	8,164,056
4.95%, 08/15/14	11,500	12,731,617

		46,423,293
DISTRIBUTION & WHOLESALE — 0.08%
Arrow Electronics Inc.
6.88%, 07/01/13	7,000	7,408,064

		7,408,064
DIVERSIFIED FINANCIAL SERVICES — 8.85%
American Express Co.
4.88%, 07/15/13	3,000	3,153,663
7.25%, 05/20/14[a]	12,204	13,772,002
American Express Credit Corp. Series C
5.88%, 05/02/13	16,000	16,884,494
7.30%, 08/20/13	39,700	43,276,138
American Express Credit Corp. Series D
5.13%, 08/25/14	19,300	21,221,430
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	30,470	33,804,611

Security	Principal (000s)	Value

Capital One Bank (USA) N.A.
6.50%, 06/13/13[a]	$8,000	$8,463,787
Caterpillar Financial Services Corp.
1.13%, 12/15/14	9,000	9,030,148
1.55%, 12/20/13[a]	2,800	2,844,943
1.65%, 04/01/14	11,000	11,169,233
2.00%, 04/05/13	10,500	10,671,348
4.25%, 02/08/13	2,500	2,589,051
6.13%, 02/17/14	25,750	28,357,987
6.20%, 09/30/13	5,775	6,249,186
Charles Schwab Corp. (The)
4.95%, 06/01/14	18,500	20,055,523
CME Group Inc.
5.40%, 08/01/13	3,000	3,182,879
5.75%, 02/15/14	19,110	20,803,845
Credit Suisse (USA) Inc.
4.88%, 01/15/15	6,000	6,363,007
5.13%, 01/15/14[a]	13,750	14,547,738
5.50%, 08/15/13[a]	13,750	14,446,449
Franklin Resources Inc.
2.00%, 05/20/13	6,700	6,805,322
General Electric Capital Corp.
1.88%, 09/16/13	27,000	27,380,128
2.10%, 01/07/14	33,500	34,140,874
2.15%, 01/09/15[a]	25,000	25,578,325
4.75%, 09/15/14	16,393	17,864,217
4.80%, 05/01/13	21,917	22,905,803
5.40%, 09/20/13[a]	10,500	11,209,547
5.90%, 05/13/14	23,000	25,391,233
General Electric Capital Corp. Series A
3.75%, 11/14/14[a]	27,431	29,321,178
HSBC Finance Corp.
4.75%, 07/15/13	14,500	14,976,248
5.25%, 01/15/14[a]	3,000	3,161,027
Invesco Ltd.
5.38%, 02/27/13	5,000	5,219,643
John Deere Capital Corp.
1.25%, 12/02/14	13,000	13,175,743
1.60%, 03/03/14	6,470	6,591,912
1.88%, 06/17/13[a]	6,000	6,102,167

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

4.90%, 09/09/13	$5,000	$5,309,322
5.10%, 01/15/13	10,800	11,234,959
John Deere Capital Corp. Series D
4.50%, 04/03/13	5,590	5,832,315
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	18,409	19,120,034
5.45%, 02/05/13	40,000	41,055,063
5.45%, 07/15/14	20,500	21,329,012
Merrill Lynch & Co. Inc. Series C
5.00%, 02/03/14	10,945	11,226,248
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	8,400	8,382,748
1.13%, 11/01/13	9,000	9,047,895
5.50%, 07/01/13	6,000	6,368,813
NYSE Euronext
4.80%, 06/28/13	12,250	12,835,627
PACCAR Financial Corp.
1.55%, 09/29/14	9,000	8,958,665
PACCAR Financial Corp. Series S
2.05%, 06/17/13	4,000	4,038,210
SLM Corp.
5.00%, 10/01/13	14,000	14,420,000
5.38%, 05/15/14[a]	15,000	15,525,000
SLM Corp. Series A
5.38%, 01/15/13[a]	4,000	4,100,000
Swedish Export Credit Corp.
3.25%, 09/16/14	24,500	25,747,552
Toyota Motor Credit Corp.
1.00%, 02/17/15	17,000	17,028,920
1.25%, 11/17/14	8,500	8,583,410
1.38%, 08/12/13	17,500	17,686,809

		808,541,431
ELECTRIC — 3.00%
Ameren Corp.
8.88%, 05/15/14	5,000	5,598,893

Security	Principal (000s)	Value

Arizona Public Service Co.
5.80%, 06/30/14	$4,000	$4,401,815
Baltimore Gas & Electric Co.
6.13%, 07/01/13	6,970	7,451,224
CenterPoint Energy Houston Electric LLC
Series J2
5.70%, 03/15/13	1,114	1,170,324
CenterPoint Energy Houston Electric LLC
Series M2
5.75%, 01/15/14	2,000	2,171,731
Commonwealth Edison Co.
1.63%, 01/15/14	17,250	17,529,146
Consolidated Edison Co. of New York Inc.
Series 2002-B
4.88%, 02/01/13	8,095	8,410,627
Dayton Power & Light Co. (The)
5.13%, 10/01/13	2,500	2,653,303
Detroit Edison Co. (The)
6.40%, 10/01/13	5,000	5,426,941
Dominion Resources Inc.
1.80%, 03/15/14[a]	6,450	6,593,009
5.15%, 07/15/15	2,943	3,308,176
Dominion Resources Inc. Series 2006-B
2.88%, 04/17/12[c]	500	425,618
Duke Energy Carolinas LLC
5.75%, 11/15/13	8,000	8,647,604
Duke Energy Corp.
6.30%, 02/01/14	20,000	22,006,021
Duke Energy Indiana Inc.
5.00%, 09/15/13	1,050	1,114,762
Entergy Louisiana LLC
1.88%, 12/15/14	10,000	10,101,268
Exelon Generation Co. LLC
5.35%, 01/15/14	5,000	5,368,172
FPL Group Capital Inc.
2.55%, 11/15/13	7,944	8,117,283
5.35%, 06/15/13	2,500	2,632,159

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Georgia Power Co.
1.30%, 09/15/13[a]	$19,000	$19,144,184
Great Plains Energy Inc.
2.75%, 08/15/13	3,900	3,952,817
Monongahela Power Co. Inc.
7.95%, 12/15/13[b]	3,250	3,625,375
Nisource Finance Corp.
6.15%, 03/01/13	8,000	8,400,463
Ontario Electricity Financial Corp.
7.45%, 03/31/13	5,000	5,366,258
Pacific Gas & Electric Co.
4.80%, 03/01/14	28,000	30,187,086
PPL Energy Supply LLC
6.30%, 07/15/13	1,300	1,381,603
Progress Energy Inc.
6.05%, 03/15/14	12,000	13,206,419
PSEG Power LLC
2.50%, 04/15/13	9,300	9,475,944
Public Service Co. of Colorado
Series 12
4.88%, 03/01/13	5,000	5,212,650
Public Service Electric & Gas Co.
Series G
0.85%, 08/15/14	20,400	20,472,981
Southern California Edison Co.
4.15%, 09/15/14	3,345	3,625,821
5.00%, 01/15/14	4,152	4,483,243
5.75%, 03/15/14	9,000	9,917,929
Southern Co. (The)
4.15%, 05/15/14	3,000	3,195,218
TransAlta Corp.
5.75%, 12/15/13	7,307	7,789,540
Virginia Electric and Power Co.
4.75%, 03/01/13	1,000	1,040,773

		273,606,380
ELECTRONICS — 0.44%
Agilent Technologies Inc.
2.50%, 07/15/13[a]	5,024	5,098,620
Avnet Inc.
5.88%, 03/15/14[a]	5,500	5,849,412

Security	Principal (000s)	Value

Honeywell International Inc.
3.88%, 02/15/14	$6,985	$7,435,723
4.25%, 03/01/13	6,815	7,072,905
Koninklijke Philips Electronics NV
4.63%, 03/11/13	5,500	5,723,415
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	8,350	8,561,647

		39,741,722
ENVIRONMENTAL CONTROL — 0.02%
Waste Management Inc.
6.38%, 03/11/15	1,335	1,526,011

		1,526,011
FOOD — 1.63%
ConAgra Foods Inc.
5.88%, 04/15/14	2,110	2,313,587
Delhaize Group SA
5.88%, 02/01/14	7,500	8,065,339
General Mills Inc.
1.55%, 05/16/14	1,800	1,821,452
5.25%, 08/15/13	11,250	11,947,110
H.J. Heinz Co.
5.35%, 07/15/13	7,600	8,081,416
Hershey Co. (The)
5.00%, 04/01/13	4,500	4,720,867
Kellogg Co.
4.25%, 03/06/13	10,000	10,362,915
Kraft Foods Inc.
2.63%, 05/08/13[a]	31,100	31,748,867
5.25%, 10/01/13	8,583	9,147,112
6.00%, 02/11/13	6,000	6,295,701
Kroger Co. (The)
5.00%, 04/15/13	400	418,715
5.50%, 02/01/13	5,500	5,740,625
7.50%, 01/15/14	9,955	11,111,910
Safeway Inc.
6.25%, 03/15/14	7,000	7,709,439
Sara Lee Corp.
3.88%, 06/15/13	7,000	7,183,839
Tyson Foods Inc.
10.50%, 03/01/14	12,000	13,878,660

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Unilever Capital Corp.
3.65%, 02/15/14	$8,000	$8,457,106

		149,004,660
GAS — 0.23%
Atmos Energy Corp.
5.13%, 01/15/13	2,000	2,075,476
Consolidated Natural Gas Co.
Series A
5.00%, 12/01/14	2,730	3,017,366
Sempra Energy
2.00%, 03/15/14	11,685	11,931,488
6.00%, 02/01/13	1,000	1,047,363
8.90%, 11/15/13	3,000	3,345,091

		21,416,784
HAND & MACHINE TOOLS — 0.07%
Stanley Black & Decker Inc.
8.95%, 04/15/14	5,800	6,619,830

		6,619,830
HEALTH CARE — PRODUCTS — 0.77%
Baxter International Inc.
1.80%, 03/15/13	5,000	5,067,120
4.63%, 03/15/15	1,400	1,557,248
Boston Scientific Corp.
4.50%, 01/15/15	3,000	3,219,445
5.45%, 06/15/14[a]	10,000	10,802,210
CareFusion Corp.
5.13%, 08/01/14	8,277	8,975,531
Covidien International Finance SA
1.88%, 06/15/13[a]	10,500	10,644,026
Hospira Inc.
5.90%, 06/15/14	1,600	1,740,647
Medtronic Inc.
3.00%, 03/15/15	2,000	2,133,604
4.50%, 03/15/14	5,500	5,898,788
St. Jude Medical Inc.
2.20%, 09/15/13	6,000	6,118,673
3.75%, 07/15/14[a]	9,000	9,589,047
Zimmer Holdings Inc.
1.40%, 11/30/14	4,350	4,396,680

		70,143,019

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 0.38%
Coventry Health Care Inc.
6.30%, 08/15/14	$1,930	$2,125,296
Laboratory Corp. of America Holdings
5.50%, 02/01/13	1,050	1,092,477
UnitedHealth Group Inc.
4.88%, 02/15/13	21,222	22,084,508
4.88%, 04/01/13	1,820	1,900,783
WellPoint Inc.
5.00%, 12/15/14	7,000	7,706,431

		34,909,495
HOLDING COMPANIES — DIVERSIFIED — 0.23%
Encana Holdings Finance Corp.
5.80%, 05/01/14	19,245	20,936,326

		20,936,326
HOME FURNISHINGS — 0.13%
Whirlpool Corp.
5.50%, 03/01/13	5,500	5,734,233
8.60%, 05/01/14	5,500	6,134,583

		11,868,816
HOUSEHOLD PRODUCTS & WARES — 0.27%
Clorox Co. (The)
5.00%, 03/01/13	8,400	8,750,456
5.00%, 01/15/15[a]	12,000	13,079,984
Kimberly-Clark Corp.
5.00%, 08/15/13	3,000	3,190,877

		25,021,317
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
5.50%, 04/15/13	4,084	4,286,041

		4,286,041
INSURANCE — 2.77%
Aegon NV
4.75%, 06/01/13	9,500	9,754,845
Allstate Corp. (The)
5.00%, 08/15/14	6,004	6,515,887
Allstate Life Global Funding Trusts
5.38%, 04/30/13	25,472	26,818,204

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

American International Group Inc.
3.65%, 01/15/14[a]	$5,000	$5,081,200
4.25%, 05/15/13[a]	9,688	9,852,722
4.25%, 09/15/14	20,000	20,605,180
Assurant Inc.
5.63%, 02/15/14	6,049	6,359,761
Berkshire Hathaway Finance Corp.
1.50%, 01/10/14	8,650	8,769,031
2.13%, 02/11/13	10,000	10,162,172
3.20%, 02/11/15	4,000	4,270,153
4.60%, 05/15/13	15,300	16,033,387
4.63%, 10/15/13	10,500	11,145,457
4.85%, 01/15/15	15,155	16,838,565
5.00%, 08/15/13	13,125	13,940,294
CNA Financial Corp.
5.85%, 12/15/14	5,000	5,370,938
Genworth Financial Inc.
5.75%, 06/15/14[a]	6,500	6,695,000
Marsh & McLennan Companies Inc.
4.85%, 02/15/13	4,500	4,644,519
MetLife Inc.
2.38%, 02/06/14	13,433	13,784,520
5.00%, 11/24/13	5,000	5,346,435
OneBeacon US Holdings Inc.
5.88%, 05/15/13	898	931,523
Principal Life Income Fundings Trust
5.30%, 04/24/13	5,000	5,256,215
Prudential Financial Inc.
4.50%, 07/15/13[a]	7,650	7,949,500
4.75%, 04/01/14	1,775	1,883,345
5.10%, 09/20/14	9,625	10,425,774
Prudential Financial Inc. Series D
3.88%, 01/14/15	7,956	8,387,724
Travelers Property Casualty Corp.
5.00%, 03/15/13	5,750	6,008,371
XL Capital Ltd.
5.25%, 09/15/14	10,000	10,557,819

		253,388,541

Security	Principal (000s)	Value

INTERNET — 0.19%
eBay Inc.
0.88%, 10/15/13[a]	$6,150	$6,196,907
Google Inc.
1.25%, 05/19/14	10,500	10,696,102

		16,893,009
IRON & STEEL — 0.31%
ArcelorMittal SA
3.75%, 02/25/15	2,250	2,293,199
5.38%, 06/01/13	19,000	19,630,975
ArcelorMittal USA Inc.
6.50%, 04/15/14[a]	6,300	6,756,176

		28,680,350
LODGING — 0.06%
Marriott International Inc. Series J
5.63%, 02/15/13	5,000	5,197,211

		5,197,211
MACHINERY — 0.25%
Caterpillar Inc.
1.38%, 05/27/14[a]	8,750	8,870,622
7.00%, 12/15/13	5,000	5,525,487
Deere & Co.
6.95%, 04/25/14	1,000	1,132,600
Roper Industries Inc.
6.63%, 08/15/13	6,500	6,982,418

		22,511,127
MANUFACTURING — 0.81%
3M Co. Series E
4.38%, 08/15/13	9,500	10,047,098
Danaher Corp.
1.30%, 06/23/14	7,250	7,365,824
Eaton Corp.
4.90%, 05/15/13	3,000	3,154,594
General Electric Co.
5.00%, 02/01/13	15,500	16,129,337
Illinois Tool Works Inc.
5.15%, 04/01/14	3,000	3,275,428

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13[a]	$9,000	$9,593,994
9.50%, 04/15/14	5,815	6,722,765
Tyco Electronics Group SA
1.60%, 02/03/15	4,300	4,297,344
5.95%, 01/15/14	5,200	5,585,148
Tyco International Finance SA
6.00%, 11/15/13	7,000	7,558,866

		73,730,398
MEDIA — 2.83%
CBS Corp.
8.20%, 05/15/14[a]	7,000	7,945,000
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	21,250	22,929,872
Comcast Cable Communications LLC
7.13%, 06/15/13	1,000	1,075,491
Comcast Corp.
5.30%, 01/15/14[a]	15,000	16,192,399
6.50%, 01/15/15	15,000	17,136,128
COX Communications Inc.
4.63%, 06/01/13	1,115	1,162,181
5.45%, 12/15/14	20,750	23,098,949
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
4.75%, 10/01/14	16,000	17,417,850
NBCUniversal Media LLC
2.10%, 04/01/14[a]	13,000	13,279,759
News America Inc.
5.30%, 12/15/14[a]	3,000	3,331,691
Reed Elsevier Capital Inc.
7.75%, 01/15/14	7,780	8,673,760
Thomson Reuters Corp.
5.70%, 10/01/14	19,000	20,936,570
5.95%, 07/15/13	8,500	9,035,348
Time Warner Cable Inc.
6.20%, 07/01/13	13,500	14,436,092
7.50%, 04/01/14[a]	17,000	19,120,555
8.25%, 02/14/14[a]	11,500	12,987,552

Security	Principal (000s)	Value

Turner Broadcasting System Inc.
8.38%, 07/01/13	$7,873	$8,611,912
Viacom Inc.
1.25%, 02/27/15	6,400	6,414,698
4.38%, 09/15/14	7,000	7,544,447
Walt Disney Co. (The)
0.88%, 12/01/14[a]	15,000	15,119,387
4.50%, 12/15/13	10,827	11,596,686

		258,046,327
MINING — 1.75%
Alcoa Inc.
6.00%, 07/15/13	4,323	4,567,731
Barrick Gold Corp.
1.75%, 05/30/14	14,750	15,010,754
Barrick Gold Finance Co.
4.88%, 11/15/14	5,000	5,459,231
6.13%, 09/15/13	3,500	3,778,689
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	6,000	6,019,090
1.13%, 11/21/14	21,800	21,988,718
4.80%, 04/15/13	18,000	18,864,411
5.50%, 04/01/14	11,250	12,351,815
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	7,800	7,822,131
Rio Tinto Alcan Inc.
4.50%, 05/15/13	6,000	6,258,136
5.20%, 01/15/14	2,000	2,149,468
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	5,500	5,860,306
8.95%, 05/01/14	29,450	34,314,215
Teck Resources Ltd.
9.75%, 05/15/14[a]	6,000	7,011,919
WMC Finance USA Ltd.
5.13%, 05/15/13	7,500	7,906,722

		159,363,336
MULTI-NATIONAL — 12.07%
African Development Bank
3.00%, 05/27/14	10,000	10,554,166

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Asian Development Bank
0.88%, 06/10/14	$60,750	$61,350,216
1.63%, 07/15/13	30,000	30,555,126
2.63%, 02/09/15	20,000	21,191,928
2.75%, 05/21/14	25,000	26,285,552
European Bank for Reconstruction and Development
Series G
3.63%, 06/17/13[a]	12,250	12,747,290
5.00%, 05/19/14	10,000	10,968,657
European Investment Bank
0.88%, 12/15/14	29,000	28,930,696
1.13%, 08/15/14	52,500	52,806,138
1.25%, 02/14/14	55,500	55,998,995
1.50%, 05/15/14	82,500	83,674,371
1.63%, 03/15/13	56,200	56,825,135
1.88%, 06/17/13	32,300	32,785,547
2.38%, 03/14/14	25,500	26,259,640
2.88%, 03/15/13[a]	15,000	15,336,693
2.88%, 01/15/15	22,000	23,131,187
3.00%, 04/08/14	55,000	57,417,145
3.13%, 06/04/14	53,500	56,177,456
3.25%, 05/15/13	16,000	16,475,173
European Investment Bank
Series E
4.25%, 07/15/13	30,000	31,419,114
European Investment Bank
Series G
1.25%, 09/17/13	38,000	38,318,497
Inter-American Development Bank
1.63%, 07/15/13	1,500	1,526,895
3.00%, 04/22/14	31,000	32,696,850
Inter-American Development Bank
Series G
3.50%, 03/15/13	20,250	20,892,136
International Bank for Reconstruction and Development
0.50%, 11/26/13	37,000	37,101,151
1.13%, 08/25/14	72,000	73,249,949
1.75%, 07/15/13	62,000	63,261,595

Security	Principal (000s)	Value

2.38%, 05/26/15	$15,000	$15,865,084
3.50%, 10/08/13	5,000	5,248,639
International Bank for Reconstruction and Development
Series G
3.63%, 05/21/13[a]	26,000	27,071,335
International Finance Corp.
0.85%, 01/27/14	10,000	9,993,700
3.50%, 05/15/13	16,500	17,106,126
International Finance Corp.
Series G
3.00%, 04/22/14	30,250	31,899,145
Nordic Investment Bank
2.63%, 10/06/14	11,000	11,610,812
3.63%, 06/17/13	5,500	5,732,383

		1,102,464,522
OFFICE & BUSINESS EQUIPMENT — 0.32%
Pitney Bowes Inc.
3.88%, 06/15/13[a]	6,000	6,173,117
4.88%, 08/15/14[a]	2,000	2,127,049
Xerox Corp.
4.25%, 02/15/15	6,250	6,647,582
5.65%, 05/15/13	3,000	3,155,428
8.25%, 05/15/14	9,880	11,124,587

		29,227,763
OIL & GAS — 4.17%
Anadarko Petroleum Corp.
5.75%, 06/15/14	3,000	3,267,803
7.63%, 03/15/14	11,000	12,288,087
Apache Corp.
5.25%, 04/15/13	5,000	5,259,455
6.00%, 09/15/13	8,300	8,985,135
BP Capital Markets PLC
1.70%, 12/05/14[a]	6,000	6,130,123
3.63%, 05/08/14	22,000	23,293,309
3.88%, 03/10/15	5,000	5,416,111
5.25%, 11/07/13	32,000	34,374,341
Canadian Natural Resources Ltd.
1.45%, 11/14/14	8,800	8,940,096
5.15%, 02/01/13	4,000	4,162,232

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Cenovus Energy Inc.
4.50%, 09/15/14	$13,000	$14,068,596
Chevron Corp.
3.95%, 03/03/14	30,000	32,061,076
ConocoPhillips
4.60%, 01/15/15	13,500	14,985,623
4.75%, 02/01/14	18,000	19,402,368
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	17,000	17,939,486
Devon Energy Corp.
5.63%, 01/15/14	5,892	6,418,857
Encana Corp.
4.75%, 10/15/13	2,000	2,105,317
EOG Resources Inc.
6.13%, 10/01/13	3,000	3,243,232
Hess Corp.
7.00%, 02/15/14	947	1,048,885
Husky Energy Inc.
5.90%, 06/15/14	10,500	11,484,902
Noble Corp.
5.88%, 06/01/13	4,000	4,218,225
Occidental Petroleum Corp.
1.45%, 12/13/13[a]	8,800	8,947,783
Petrobras International Finance Co.
2.88%, 02/06/15[a]	15,000	15,362,349
7.75%, 09/15/14[a]	6,000	6,780,000
Shell International Finance BV
1.88%, 03/25/13	26,950	27,380,556
3.10%, 06/28/15	5,000	5,372,870
4.00%, 03/21/14	27,000	28,870,948
Statoil ASA
2.90%, 10/15/14	17,000	17,945,954
3.88%, 04/15/14	4,865	5,189,494
Total Capital Canada Ltd.
1.63%, 01/28/14[a]	11,450	11,682,716
Transocean Inc.
5.25%, 03/15/13[a]	7,000	7,232,490
Transocean Worldwide Inc.
5.00%, 02/15/13[a]	2,000	2,054,512
Valero Energy Corp.
4.75%, 06/15/13	5,000	5,212,931

		381,125,862

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.08%
Weatherford International Ltd.
4.95%, 10/15/13	$5,675	$5,977,877
5.15%, 03/15/13	1,578	1,639,599

		7,617,476
PACKAGING & CONTAINERS — 0.10%
Bemis Co. Inc.
5.65%, 08/01/14	1,000	1,083,137
Packaging Corp. of America
5.75%, 08/01/13[a]	7,850	8,180,077

		9,263,214
PHARMACEUTICALS — 3.93%
Abbott Laboratories
4.35%, 03/15/14	10,000	10,779,407
Aristotle Holding Inc.
2.10%, 02/12/15[b]	8,000	8,121,243
2.75%, 11/21/14[b]	13,000	13,342,963
AstraZeneca PLC
5.40%, 06/01/14	18,599	20,580,963
Bristol-Myers Squibb Co.
5.25%, 08/15/13[a]	5,250	5,610,977
Cardinal Health Inc.
5.50%, 06/15/13	5,513	5,814,980
Eli Lilly and Co.
4.20%, 03/06/14	9,657	10,331,169
Express Scripts Inc.
6.25%, 06/15/14	13,293	14,659,682
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	13,450	14,518,202
4.85%, 05/15/13	32,300	34,025,608
Johnson & Johnson
1.20%, 05/15/14[a]	13,800	14,026,022
3.80%, 05/15/13	15,000	15,627,016
McKesson Corp.
5.25%, 03/01/13	3,500	3,656,518
6.50%, 02/15/14	2,000	2,218,565
Medco Health Solutions Inc.
7.25%, 08/15/13	14,250	15,370,770
Merck & Co. Inc.
4.38%, 02/15/13[a]	7,750	8,045,573

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Novartis Capital Corp.
1.90%, 04/24/13	$21,500	$21,868,032
4.13%, 02/10/14	24,500	26,163,220
Pfizer Inc.
4.50%, 02/15/14[a]	3,000	3,223,897
5.35%, 03/15/15	3,500	3,969,055
Sanofi
1.20%, 09/30/14	17,050	17,288,348
1.63%, 03/28/14	10,900	11,129,402
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	9,630	10,442,663
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	6,050	6,129,405
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	16,700	17,030,756
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	912	980,583
Wyeth
5.50%, 02/01/14	40,095	43,709,956

		358,664,975
PIPELINES — 1.31%
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	12,300	13,194,396
Duke Capital LLC
6.25%, 02/15/13	6,330	6,638,814
Enbridge Inc.
4.90%, 03/01/15	1,500	1,635,596
5.80%, 06/15/14	3,000	3,280,373
Energy Transfer Partners LP
5.95%, 02/01/15	4,000	4,395,044
6.00%, 07/01/13	3,510	3,715,113
8.50%, 04/15/14	5,792	6,563,373
Enterprise Products Operating LLC
9.75%, 01/31/14	5,250	6,042,078
Enterprise Products Operating LLC Series C
6.38%, 02/01/13	3,750	3,931,553
Enterprise Products Operating LLC Series I
5.00%, 03/01/15[a]	1,000	1,104,732

Security	Principal (000s)	Value

Enterprise Products Operating LLC Series M
5.65%, 04/01/13	$10,000	$10,493,809
Enterprise Products Operating LP Series G
5.60%, 10/15/14	10,000	11,104,100
Kinder Morgan Energy Partners LP
5.00%, 12/15/13[a]	6,500	6,911,511
5.13%, 11/15/14	8,500	9,336,907
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	6,500	6,804,819
Spectra Energy Capital LLC
5.67%, 08/15/14	15,000	16,310,800
TransCanada PipeLines Ltd.
0.88%, 03/02/15	7,800	7,800,789

		119,263,807
REAL ESTATE — 0.03%
Prologis LP
5.50%, 03/01/13	3,000	3,071,541

		3,071,541
REAL ESTATE INVESTMENT TRUSTS — 0.38%
Duke Realty LP
6.25%, 05/15/13	5,367	5,607,393
ERP Operating LP
5.20%, 04/01/13	4,000	4,134,121
5.25%, 09/15/14	3,000	3,228,351
HCP Inc.
2.70%, 02/01/14	7,550	7,634,198
5.65%, 12/15/13	2,085	2,214,108
Hospitality Properties Trust
7.88%, 08/15/14	5,000	5,411,858
Nationwide Health Properties Inc.
6.25%, 02/01/13	2,750	2,847,835
Simon Property Group LP
6.75%, 05/15/14	3,000	3,343,628

		34,421,492
RETAIL — 1.82%
AutoZone Inc.
6.50%, 01/15/14	2,500	2,741,945
Best Buy Co. Inc.
6.75%, 07/15/13	8,500	9,007,425

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CVS Caremark Corp.
4.88%, 09/15/14	$1,000	$1,102,137
Home Depot Inc. (The)
5.25%, 12/16/13	13,475	14,601,774
Macy’s Retail Holdings Inc.
5.75%, 07/15/14	7,000	7,672,948
McDonald’s Corp.
4.30%, 03/01/13[a]	6,325	6,570,758
Nordstrom Inc.
6.75%, 06/01/14	150	169,669
Staples Inc.
9.75%, 01/15/14	24,539	28,014,178
Target Corp.
1.13%, 07/18/14[a]	4,070	4,129,847
4.00%, 06/15/13[a]	3,000	3,132,616
Wal-Mart Stores Inc.
0.75%, 10/25/13[a]	8,500	8,548,481
1.63%, 04/15/14	15,850	16,224,982
3.20%, 05/15/14[a]	15,500	16,415,764
4.25%, 04/15/13[a]	12,330	12,867,677
4.55%, 05/01/13[a]	15,081	15,813,615
7.25%, 06/01/13	1,000	1,083,300
Walgreen Co.
4.88%, 08/01/13	17,000	18,047,852

		166,144,968
SEMICONDUCTORS — 0.33%
Broadcom Corp.
1.50%, 11/01/13	5,340	5,388,184
Maxim Integrated Products Inc.
3.45%, 06/14/13	3,600	3,698,222
Texas Instruments Inc.
0.88%, 05/15/13	5,000	5,027,156
1.38%, 05/15/14[a]	15,300	15,592,310

		29,705,872
SOFTWARE — 0.84%
Microsoft Corp.
0.88%, 09/27/13	11,000	11,081,324
2.95%, 06/01/14	27,000	28,507,554
Oracle Corp.
3.75%, 07/08/14	20,072	21,619,021
4.95%, 04/15/13	15,000	15,766,372

		76,974,271

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 5.39%
America Movil SAB de CV
3.63%, 03/30/15	$5,000	$5,292,027
5.50%, 03/01/14	6,000	6,510,000
AT&T Inc.
0.88%, 02/13/15	8,000	8,000,789
4.85%, 02/15/14	13,500	14,571,694
5.10%, 09/15/14	38,300	42,346,221
6.70%, 11/15/13	25,250	27,744,191
British Telecom PLC
5.15%, 01/15/13	8,250	8,564,960
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	39,615	43,105,083
7.38%, 11/15/13	14,774	16,401,845
Cisco Systems Inc.
1.63%, 03/14/14	30,000	30,681,125
Deutsche Telekom International Finance BV
4.88%, 07/08/14	9,683	10,399,893
5.25%, 07/22/13	15,535	16,355,597
5.88%, 08/20/13	7,500	7,986,102
Embarq Corp.
6.74%, 06/01/13[a]	5,550	5,784,694
France Telecom SA
4.38%, 07/08/14	15,000	16,028,046
Qwest Communications International Inc. Series B
7.50%, 02/15/14	17,500	17,543,751
Qwest Corp.
7.50%, 10/01/14	10,000	11,162,361
Rogers Communications Inc.
5.50%, 03/15/14[a]	10,712	11,636,318
Rogers Wireless Inc.
6.38%, 03/01/14	7,000	7,728,049
Telecom Italia Capital SA
4.95%, 09/30/14	24,500	24,622,500
5.25%, 11/15/13	12,940	13,101,751
6.18%, 06/18/14[a]	13,000	13,390,000

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Telefonica Emisiones SAU
2.58%, 04/26/13	$14,000	$14,004,376
4.95%, 01/15/15	14,500	14,999,954
Verizon Communications Inc.
1.25%, 11/03/14	9,500	9,612,075
1.95%, 03/28/14	17,500	17,930,521
5.25%, 04/15/13	25,640	26,970,484
Verizon Virginia Inc. Series A
4.63%, 03/15/13	15,000	15,615,870
Vodafone Group PLC
4.15%, 06/10/14	17,500	18,735,521
5.00%, 12/16/13	14,750	15,835,175

		492,660,973
TOYS, GAMES & HOBBIES — 0.06%
Mattel Inc.
5.63%, 03/15/13	5,000	5,238,234

		5,238,234
TRANSPORTATION — 0.82%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	11,516	12,847,122
Canadian National Railway Co.
4.40%, 03/15/13	4,956	5,144,269
4.95%, 01/15/14[a]	1,500	1,613,894
CSX Corp.
5.50%, 08/01/13	9,750	10,365,165
5.75%, 03/15/13	750	788,307
FedEx Corp.
7.38%, 01/15/14	6,250	6,949,548
Ryder System Inc.
5.85%, 03/01/14[a]	9,000	9,684,707
Union Pacific Corp.
5.13%, 02/15/14	2,705	2,920,385
5.45%, 01/31/13[a]	9,575	9,990,038
United Parcel Service Inc.
3.88%, 04/01/14	14,000	14,946,958

		75,250,393

Security	Principal (000s)	Value

WATER — 0.06%
Veolia Environnement
5.25%, 06/03/13	$5,650	$5,883,363

		5,883,363

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,432,791,501)		8,521,405,198

FOREIGN GOVERNMENT BONDS & NOTES[e] — 5.34%

BRAZIL — 0.30%
Brazil (Federative Republic of)
10.25%, 06/17/13[a]	10,000	11,224,999
10.50%, 07/14/14	13,000	15,964,001

		27,189,000
CANADA — 2.62%
Canada (Government of)
2.38%, 09/10/14	39,800	41,763,887
Export Development Canada
1.50%, 05/15/14[a]	20,000	20,505,914
3.50%, 05/16/13	12,000	12,460,988
Hydro-Quebec Series IF
8.00%, 02/01/13	5,250	5,606,078
Manitoba (Province of)
1.38%, 04/28/14	5,000	5,102,507
2.13%, 04/22/13	8,500	8,666,211
Ontario (Province of)
1.38%, 01/27/14	34,000	34,552,537
2.95%, 02/05/15	20,000	21,256,778
3.50%, 07/15/13[a]	15,000	15,627,987
4.10%, 06/16/14	55,000	59,424,530
Quebec (Province of)
4.88%, 05/05/14	10,000	10,930,979
Saskatchewan (Province of)
8.00%, 02/01/13	2,800	2,978,289

		238,876,685
CHINA — 0.02%
China (People’s Republic of)
4.75%, 10/29/13	2,000	2,097,240

		2,097,240

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

COLOMBIA — 0.19%
Colombia (Republic of)
8.25%, 12/22/14[a]	$15,000	$17,812,500

		17,812,500
ISRAEL — 0.04%
Israel (State of)
5.13%, 03/01/14[a]	3,000	3,210,000

		3,210,000
ITALY — 0.87%
Italy (Republic of)
2.13%, 09/16/13	15,000	14,836,478
3.13%, 01/26/15[a]	30,160	29,640,747
4.38%, 06/15/13[a]	30,000	30,593,226
4.50%, 01/21/15	4,256	4,341,946

		79,412,397
JAPAN — 0.11%
Japan Finance Corp.
4.25%, 06/18/13	10,000	10,457,400

		10,457,400
MEXICO — 0.45%
United Mexican States
5.88%, 01/15/14[a]	11,000	11,913,000
5.88%, 02/17/14	27,150	29,403,451

		41,316,451
POLAND — 0.12%
Poland (Republic of)
5.25%, 01/15/14	10,000	10,564,999

		10,564,999
SOUTH AFRICA — 0.12%
South Africa (Republic of)
6.50%, 06/02/14	10,000	11,000,000

		11,000,000
SOUTH KOREA — 0.50%
Korea (Republic of)
4.25%, 06/01/13	13,000	13,423,938
4.88%, 09/22/14	25,000	26,814,160
5.75%, 04/16/14[a]	5,000	5,404,078

		45,642,176

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $483,385,394)		487,578,848

Security	Principal (000s) or Shares	Value

MUNICIPAL DEBT OBLIGATIONS — 0.23%

CALIFORNIA — 0.02%
State of California GO
5.25%, 04/01/14	$2,180	$2,328,588

		2,328,588
ILLINOIS — 0.18%
State of Illinois GO
4.07%, 01/01/14	2,500	2,593,050
4.42%, 01/01/15	13,000	13,657,930

		16,250,980
PUERTO RICO — 0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
3.67%, 05/01/14	1,500	1,518,900

		1,518,900
WISCONSIN — 0.01%
State of Wisconsin RB General Fund Series A
4.80%, 05/01/13 (AGM)	1,000	1,049,600

		1,049,600

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $21,039,807)		21,148,068

SHORT-TERM INVESTMENTS — 4.53%

MONEY MARKET FUNDS — 4.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,f,g]	360,538,113	360,538,113
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,f,g]	32,944,560	32,944,560
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,f]	20,404,887	20,404,887

		413,887,560

TOTAL SHORT-TERM INVESTMENTS
(Cost: $413,887,560)		413,887,560

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

February 29, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 103.41%	$9,444,019,674
(Cost: $9,351,104,262)
Other Assets, Less Liabilities — (3.41)%	(311,945,109)

NET ASSETS — 100.00%	$9,132,074,565

GO — General Obligation

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rates shown are as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 91.44%

ADVERTISING — 0.18%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$450	$448,967
10.00%, 07/15/17	1,000	1,150,000
Omnicom Group Inc.
4.45%, 08/15/20	800	865,679
5.90%, 04/15/16	2,000	2,304,899
6.25%, 07/15/19	1,000	1,178,860
WPP Finance UK
8.00%, 09/15/14	2,000	2,295,445

		8,243,850
AEROSPACE & DEFENSE — 1.11%
Boeing Co. (The)
4.88%, 02/15/20	1,250	1,490,002
5.00%, 03/15/14	4,500	4,909,990
6.00%, 03/15/19	2,550	3,182,835
Embraer Overseas Ltd.
6.38%, 01/15/20	1,750	1,941,135
Exelis Inc.
5.55%, 10/01/21[a]	500	527,416
General Dynamics Corp.
2.25%, 07/15/16	650	675,432
3.88%, 07/15/21	500	542,830
4.25%, 05/15/13	2,500	2,613,059
5.25%, 02/01/14	2,674	2,907,753
Goodrich Corp.
3.60%, 02/01/21	1,750	1,855,811
L-3 Communications Corp.
3.95%, 11/15/16	550	577,049
4.75%, 07/15/20	1,750	1,820,046
4.95%, 02/15/21	1,100	1,154,507
5.20%, 10/15/19	1,300	1,394,688
Lockheed Martin Corp.
2.13%, 09/15/16	3,000	3,058,649
3.35%, 09/15/21	1,000	1,022,339
4.25%, 11/15/19	1,250	1,367,736

Security	Principal (000s)	Value

Northrop Grumman Corp.
1.85%, 11/15/15	$2,000	$2,030,807
3.70%, 08/01/14	2,500	2,645,170
Raytheon Co.
1.40%, 12/15/14	1,400	1,426,906
4.40%, 02/15/20	2,550	2,862,756
6.40%, 12/15/18	500	623,666
Rockwell Collins Inc.
3.10%, 11/15/21	250	256,805
5.25%, 07/15/19	200	234,934
United Technologies Corp.
4.50%, 04/15/20	3,500	4,045,579
4.88%, 05/01/15	2,100	2,365,515
6.13%, 02/01/19	1,711	2,129,994

		49,663,409
AGRICULTURE — 1.10%
Altria Group Inc.
4.13%, 09/11/15	1,000	1,096,314
4.75%, 05/05/21	4,409	4,853,559
8.50%, 11/10/13	2,850	3,207,452
9.25%, 08/06/19	2,625	3,586,817
9.70%, 11/10/18	3,555	4,847,798
Archer-Daniels-Midland Co.
4.48%, 03/01/21[b]	2,000	2,295,022
5.45%, 03/15/18	750	895,278
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350	366,497
5.35%, 04/15/14	2,875	3,050,439
8.50%, 06/15/19	900	1,114,691
Lorillard Tobacco Co.
3.50%, 08/04/16	150	157,041
6.88%, 05/01/20[b]	2,500	2,981,409
8.13%, 06/23/19	800	1,002,841
Philip Morris International Inc.
2.50%, 05/16/16	3,800	3,989,979
4.13%, 05/17/21	1,000	1,100,247
4.50%, 03/26/20	1,750	1,980,005
4.88%, 05/16/13	2,900	3,052,533
5.65%, 05/16/18	3,333	4,010,520

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Reynolds American Inc.
6.75%, 06/15/17	$1,322	$1,571,550
7.25%, 06/01/13	1,950	2,090,733
7.63%, 06/01/16	1,500	1,809,678

		49,060,403
AIRLINES — 0.26%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 01/31/21[b]	388	382,502
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 10/15/21	2,150	2,262,875
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 01/12/21[b]	196	205,955
Delta Air Lines Inc. 2010-1A Pass Through Trust Class A
6.20%, 07/02/18[b]	1,799	1,942,454
Southwest Airlines Co.
5.75%, 12/15/16[b]	2,000	2,250,593
United Airlines Inc. 2009-1 Pass Through Trust
10.40%, 11/01/16[b]	2,304	2,626,068
United Airlines Inc. 2009-2A Pass Through Trust
9.75%, 01/15/17	1,670	1,913,977

		11,584,424
APPAREL — 0.03%
VF Corp.
3.50%, 09/01/21	600	628,291
5.95%, 11/01/17	500	594,206

		1,222,497
AUTO MANUFACTURERS — 0.08%
Daimler Finance North America LLC
6.50%, 11/15/13	3,333	3,637,832

		3,637,832

Security	Principal (000s)	Value

AUTO PARTS & EQUIPMENT — 0.16%
BorgWarner Inc.
4.63%, 09/15/20	$600	$641,313
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,031,828
3.75%, 12/01/21[b]	2,000	2,103,802
4.25%, 03/01/21	1,000	1,083,351
5.50%, 01/15/16	2,200	2,491,998

		7,352,292
BANKS — 22.83%
Abbey National Treasury Services PLC
2.88%, 04/25/14	3,000	2,970,433
4.00%, 04/27/16	1,250	1,222,980
American Express Bank FSB
6.00%, 09/13/17	750	879,534
American Express Centurion Bank
6.00%, 09/13/17	1,250	1,469,408
Associated Banc-Corp
5.13%, 03/28/16	700	751,751
BanColombia SA
5.95%, 06/03/21	1,500	1,556,250
Bank of America Corp.
3.63%, 03/17/16	3,750	3,715,049
3.70%, 09/01/15	5,500	5,487,204
3.75%, 07/12/16	3,200	3,164,880
4.50%, 04/01/15	6,000	6,125,923
4.90%, 05/01/13	7,500	7,713,963
5.00%, 05/13/21	6,350	6,267,682
5.42%, 03/15/17	2,000	1,995,089
5.49%, 03/15/19	2,200	2,163,736
5.63%, 07/01/20	6,250	6,415,455
5.65%, 05/01/18	7,275	7,571,325
5.70%, 01/24/22	1,000	1,051,849
5.75%, 12/01/17	5,500	5,738,102
6.50%, 08/01/16	10,950	11,828,845
7.38%, 05/15/14	4,500	4,896,429
7.63%, 06/01/19	1,750	2,005,928
Bank of America N.A.
5.30%, 03/15/17	2,500	2,491,667
6.10%, 06/15/17	5,850	6,096,817

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Bank of Montreal
1.75%, 04/29/14[b]	$2,000	$2,036,175
2.13%, 06/28/13	1,000	1,020,055
2.50%, 01/11/17	2,000	2,050,211
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	2,750	2,822,629
2.95%, 06/18/15	1,000	1,050,703
3.10%, 01/15/15[b]	500	527,151
3.55%, 09/23/21[b]	1,500	1,551,960
4.15%, 02/01/21[b]	1,000	1,083,028
4.30%, 05/15/14	6,750	7,264,974
4.60%, 01/15/20	925	1,026,153
5.45%, 05/15/19	1,500	1,733,552
Bank of Nova Scotia
1.85%, 01/12/15	2,500	2,552,593
2.25%, 01/22/13	2,000	2,032,356
2.55%, 01/12/17	1,500	1,539,736
2.90%, 03/29/16	2,000	2,092,070
3.40%, 01/22/15	3,200	3,397,438
4.38%, 01/13/21	2,650	2,908,411
Barclays Bank PLC
2.38%, 01/13/14	2,000	2,004,418
2.75%, 02/23/15	1,000	1,005,937
5.00%, 09/22/16	3,550	3,825,865
5.13%, 01/08/20	6,750	7,150,725
5.20%, 07/10/14	7,600	8,060,979
6.75%, 05/22/19	2,250	2,596,926
BB&T Corp.
2.05%, 04/28/14	2,000	2,042,439
3.20%, 03/15/16	750	794,459
5.20%, 12/23/15	2,137	2,376,562
5.25%, 11/01/19	2,100	2,318,714
5.70%, 04/30/14	2,700	2,964,646
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	4,500	4,414,934
BNP Paribas SA
3.25%, 03/11/15	3,600	3,613,234
3.60%, 02/23/16	1,500	1,504,086
5.00%, 01/15/21	6,500	6,697,898

Security	Principal (000s)	Value

Canadian Imperial Bank of Commerce
1.45%, 09/13/13	$1,500	$1,518,214
2.35%, 12/11/15[b]	1,700	1,738,891
Capital One Financial Corp.
2.13%, 07/15/14	3,000	3,015,363
3.15%, 07/15/16[b]	1,650	1,684,103
4.75%, 07/15/21	1,500	1,575,429
6.15%, 09/01/16	1,750	1,875,583
6.75%, 09/15/17	2,000	2,327,315
7.38%, 05/23/14	1,900	2,114,609
China Development Bank
5.00%, 10/15/15[b]	1,000	1,083,297
Citigroup Inc.
3.95%, 06/15/16	3,000	3,104,873
4.45%, 01/10/17	2,000	2,109,213
4.50%, 01/14/22[b]	3,000	3,064,772
4.75%, 05/19/15	2,000	2,124,061
5.00%, 09/15/14	11,760	12,285,899
5.30%, 01/07/16	4,100	4,428,548
5.38%, 08/09/20	1,000	1,084,376
5.50%, 04/11/13	4,756	4,932,410
5.50%, 10/15/14	2,000	2,151,164
5.50%, 02/15/17	2,250	2,361,544
6.00%, 12/13/13	2,000	2,122,969
6.00%, 08/15/17	7,750	8,552,376
6.01%, 01/15/15	4,000	4,360,963
6.13%, 11/21/17	7,360	8,181,820
6.13%, 05/15/18	6,450	7,186,498
6.38%, 08/12/14	4,750	5,189,819
6.50%, 08/19/13	2,500	2,650,450
8.50%, 05/22/19	5,250	6,559,053
Comerica Bank
5.20%, 08/22/17	2,700	3,001,319
Credit Suisse New York
2.20%, 01/14/14	3,000	3,013,520
3.50%, 03/23/15	2,500	2,579,056
4.38%, 08/05/20	1,250	1,264,662
5.00%, 05/15/13	2,600	2,698,624
5.30%, 08/13/19	3,500	3,698,655
5.40%, 01/14/20	4,000	4,005,350

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

5.50%, 05/01/14	$4,900	$5,239,845
6.00%, 02/15/18	3,000	3,094,263
Deutsche Bank AG London
3.25%, 01/11/16	1,000	1,015,391
3.45%, 03/30/15	3,950	4,069,834
3.88%, 08/18/14	2,500	2,608,892
4.88%, 05/20/13	3,900	4,017,431
6.00%, 09/01/17	6,004	6,821,106
Discover Bank
7.00%, 04/15/20	500	554,503
8.70%, 11/18/19	1,000	1,200,376
Export-Import Bank of Korea (The)
4.13%, 09/09/15	4,500	4,685,928
4.38%, 09/15/21	2,000	2,019,742
5.13%, 06/29/20	2,450	2,606,340
5.88%, 01/14/15	1,000	1,084,100
8.13%, 01/21/14	4,650	5,103,812
Fifth Third Bancorp
3.63%, 01/25/16	3,700	3,899,395
4.50%, 06/01/18	500	519,966
5.45%, 01/15/17	1,300	1,426,276
6.25%, 05/01/13	1,500	1,580,211
Fifth Third Capital Trust IV
6.50%, 04/15/17[c]	500	500,000
First Horizon National Corp.
5.38%, 12/15/15	3,200	3,316,433
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	8,790	8,805,569
3.70%, 08/01/15	5,000	5,101,081
5.00%, 10/01/14	3,992	4,229,509
5.13%, 01/15/15	7,450	7,941,245
5.15%, 01/15/14	1,950	2,036,488
5.25%, 10/15/13	2,450	2,570,274
5.25%, 07/27/21	4,500	4,457,725
5.35%, 01/15/16	2,250	2,384,705
5.38%, 03/15/20	3,650	3,684,797
5.63%, 01/15/17	4,000	4,172,328
5.75%, 10/01/16	4,250	4,609,247
5.75%, 01/24/22	6,500	6,733,856
5.95%, 01/18/18	3,250	3,503,833
6.00%, 05/01/14	1,700	1,820,832

Security	Principal (000s)	Value

6.00%, 06/15/20	$4,000	$4,191,540
6.15%, 04/01/18	10,206	10,994,164
7.50%, 02/15/19	4,400	4,990,287
HSBC Bank (USA) N.A.
4.63%, 04/01/14	2,500	2,617,389
4.88%, 08/24/20	1,000	992,944
HSBC Holdings PLC
5.10%, 04/05/21	5,500	5,945,117
HSBC USA Inc.
2.38%, 02/13/15	1,000	1,010,067
J.P. Morgan Chase & Co.
2.60%, 01/15/16	4,250	4,292,851
3.15%, 07/05/16	9,800	10,049,989
3.45%, 03/01/16	3,750	3,888,312
3.70%, 01/20/15	5,000	5,291,798
4.25%, 10/15/20	2,400	2,473,721
4.35%, 08/15/21	4,500	4,666,776
4.40%, 07/22/20	5,300	5,515,712
4.50%, 01/24/22	3,000	3,164,720
4.63%, 05/10/21	3,000	3,171,769
4.65%, 06/01/14	3,450	3,709,166
4.75%, 05/01/13	3,900	4,073,694
4.95%, 03/25/20	2,000	2,161,653
5.13%, 09/15/14	1,500	1,603,803
5.15%, 10/01/15	4,320	4,683,456
5.75%, 01/02/13	2,567	2,667,670
6.00%, 01/15/18	9,500	10,981,665
6.30%, 04/23/19	4,750	5,526,045
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	6,341	7,095,542
KeyBank N.A.
5.45%, 03/03/16[b]	4,536	5,001,887
KeyCorp
3.75%, 08/13/15	2,800	2,946,116
5.10%, 03/24/21	450	486,322
KfW
1.00%, 01/12/15	5,000	5,030,382
1.25%, 10/26/15[b]	4,000	4,045,370
1.25%, 10/05/16	10,000	10,048,714
1.25%, 02/15/17	5,000	4,987,771
1.38%, 07/15/13	13,900	14,073,350

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

1.38%, 01/13/14	$5,500	$5,583,834
1.50%, 04/04/14	4,250	4,327,264
2.00%, 06/01/16	9,750	10,094,936
2.38%, 08/25/21	5,500	5,466,970
2.63%, 03/03/15[b]	5,100	5,377,084
2.63%, 02/16/16	3,000	3,182,038
2.63%, 01/25/22	5,000	4,989,350
2.75%, 10/21/14	2,500	2,631,976
2.75%, 09/08/20	750	777,211
3.25%, 03/15/13	6,750	6,946,792
3.50%, 05/16/13	6,500	6,736,062
3.50%, 03/10/14	9,350	9,887,752
4.00%, 01/27/20	3,500	3,972,214
4.50%, 07/16/18	6,047	7,058,204
4.88%, 01/17/17	6,000	7,007,036
4.88%, 06/17/19	3,500	4,178,438
KfW
Series G
4.38%, 03/15/18	11,650	13,472,333
Korea Development Bank
3.25%, 03/09/16	3,000	2,997,087
8.00%, 01/23/14	5,250	5,775,392
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,057,950
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	1,500	1,505,145
2.13%, 07/15/16	3,000	3,113,025
2.50%, 02/15/16	2,000	2,106,064
3.13%, 07/15/15	5,600	5,998,410
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	6,010	6,995,036
Lloyds TSB Bank PLC
4.88%, 01/21/16	3,700	3,798,502
6.38%, 01/21/21	4,100	4,370,683
Manufacturers and Traders Trust Co.
6.63%, 12/04/17	1,000	1,174,397
Morgan Stanley
2.88%, 07/28/14	3,500	3,449,610
3.80%, 04/29/16	5,900	5,749,866

Security	Principal (000s)	Value

4.10%, 01/26/15	$7,750	$7,766,248
4.20%, 11/20/14	2,500	2,531,760
4.75%, 04/01/14	5,343	5,437,924
5.30%, 03/01/13	1,550	1,594,110
5.38%, 10/15/15	1,625	1,706,755
5.45%, 01/09/17	4,000	4,106,667
5.50%, 01/26/20	3,200	3,134,114
5.50%, 07/24/20	1,950	1,907,895
5.50%, 07/28/21	4,150	4,023,103
5.63%, 09/23/19	250	245,429
5.75%, 10/18/16	2,325	2,427,762
5.75%, 01/25/21	4,750	4,675,814
5.95%, 12/28/17	2,200	2,284,527
6.00%, 05/13/14	5,000	5,218,681
6.00%, 04/28/15	4,500	4,734,023
6.63%, 04/01/18	6,483	6,915,405
7.30%, 05/13/19	4,600	4,965,005
Morgan Stanley
Series F
5.55%, 04/27/17	5,000	5,151,684
National City Corp.
4.90%, 01/15/15	1,322	1,439,234
Northern Trust Corp.
3.38%, 08/23/21	650	671,178
3.45%, 11/04/20	650	675,817
4.63%, 05/01/14	1,000	1,077,430
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	6,000	6,038,129
4.88%, 02/16/16	4,250	4,777,130
5.00%, 04/25/17	1,800	2,062,398
PNC Funding Corp.
2.70%, 09/19/16[d]	3,600	3,728,802
4.25%, 09/21/15[d]	750	821,923
4.38%, 08/11/20[d]	2,000	2,199,407
5.13%, 02/08/20[d]	2,500	2,867,357
5.25%, 11/15/15[d]	2,337	2,556,800
5.40%, 06/10/14[d]	3,000	3,278,132
5.63%, 02/01/17[d]	1,750	1,952,068
Rabobank Nederland
2.13%, 10/13/15	500	500,054
3.38%, 01/19/17	5,000	5,119,733

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

3.88%, 02/08/22	$1,357	$1,345,609
4.50%, 01/11/21	3,850	3,984,172
Royal Bank of Canada
1.13%, 01/15/14	1,000	1,007,838
1.45%, 10/30/14	2,000	2,036,702
2.10%, 07/29/13	1,000	1,019,582
2.63%, 12/15/15	7,064	7,443,344
Royal Bank of Canada New York
2.25%, 03/15/13	500	504,750
Royal Bank of Scotland Group PLC
3.40%, 08/23/13	1,450	1,467,699
3.95%, 09/21/15	3,850	3,885,364
4.38%, 03/16/16	2,800	2,841,308
4.88%, 03/16/15	2,250	2,327,220
5.63%, 08/24/20	1,500	1,530,077
6.13%, 01/11/21	4,700	5,012,808
6.40%, 10/21/19	1,000	1,010,241
Sovereign Bank
8.75%, 05/30/18	250	287,083
State Street Corp.
2.88%, 03/07/16	2,300	2,411,275
4.30%, 05/30/14	1,500	1,602,676
4.38%, 03/07/21	1,300	1,437,280
4.96%, 03/15/18	500	535,774
5.25%, 10/15/18	1,000	1,110,348
SunTrust Bank (Atlanta)
7.25%, 03/15/18	700	826,073
SunTrust Banks Inc.
3.50%, 01/20/17	2,200	2,234,984
3.60%, 04/15/16	1,600	1,654,152
6.00%, 09/11/17	750	842,452
Svenska Handelsbanken AB
3.13%, 07/12/16	2,000	2,040,871
Toronto-Dominion Bank (The)
1.38%, 07/14/14	350	353,865
2.38%, 10/19/16	3,500	3,584,988
2.50%, 07/14/16	3,000	3,103,727
U.S. Bancorp
1.13%, 10/30/13	1,000	1,006,970
2.20%, 11/15/16	1,000	1,025,896
2.45%, 07/27/15	1,000	1,035,756

Security	Principal (000s)	Value

2.88%, 11/20/14[b]	$500	$521,614
3.00%, 03/15/22	1,000	1,006,227
3.44%, 02/01/16	2,000	2,083,082
4.13%, 05/24/21	3,000	3,288,544
4.20%, 05/15/14	5,500	5,870,094
U.S. Bancorp Series S
2.00%, 06/14/13	1,500	1,524,863
UBS AG Stamford
2.25%, 01/28/14	3,300	3,305,938
3.88%, 01/15/15	1,900	1,962,768
4.88%, 08/04/20	3,000	3,082,755
5.75%, 04/25/18	4,850	5,301,276
5.88%, 12/20/17	4,733	5,207,279
UBS AG Stamford Series 10
5.88%, 07/15/16	2,250	2,355,439
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16[c]	1,300	1,163,500
UFJ Finance Aruba AEC
6.75%, 07/15/13	2,250	2,390,625
Union Bank N.A.
2.13%, 12/16/13	2,500	2,536,265
3.00%, 06/06/16[b]	2,000	2,054,390
US Bank N.A.
4.80%, 04/15/15	1,692	1,846,942
4.95%, 10/30/14	1,000	1,084,197
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192	4,467,658
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	2,750	2,959,594
5.50%, 05/01/13	3,400	3,580,947
5.63%, 10/15/16	4,000	4,472,639
5.75%, 06/15/17	3,900	4,497,839
5.75%, 02/01/18	2,900	3,350,441
Wells Fargo & Co.
1.25%, 02/13/15	1,250	1,247,418
3.63%, 04/15/15	500	534,315

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

3.68%, 06/15/16[e]	$3,900	$4,179,748
3.75%, 10/01/14	9,100	9,687,794
4.60%, 04/01/21	4,250	4,670,723
5.00%, 11/15/14	1,000	1,081,272
5.13%, 09/15/16	950	1,044,548
5.63%, 12/11/17	3,897	4,508,299
Wells Fargo Bank N.A.
4.75%, 02/09/15	4,000	4,292,050
5.75%, 05/16/16	900	998,031
Westpac Banking Corp.
2.10%, 08/02/13	1,500	1,516,757
3.00%, 08/04/15	3,500	3,583,516
3.00%, 12/09/15[b]	1,500	1,536,519
4.20%, 02/27/15	1,800	1,902,428
4.63%, 06/01/18	1,650	1,741,377
4.88%, 11/19/19	3,000	3,208,016
Zions BanCorp.
7.75%, 09/23/14	1,000	1,073,750

		1,018,686,729
BEVERAGES — 1.84%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	2,670	3,158,333
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	2,900	2,947,354
4.13%, 01/15/15[b]	3,200	3,480,358
4.38%, 02/15/21[b]	725	822,391
5.38%, 11/15/14	3,000	3,356,043
5.38%, 01/15/20	5,000	5,963,056
7.75%, 01/15/19	3,000	3,949,207
Beam Inc.
5.38%, 01/15/16[b]	408	453,002
Bottling Group LLC
5.50%, 04/01/16[b]	1,322	1,534,897
6.95%, 03/15/14	2,500	2,807,440
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,232,368
Coca-Cola Co. (The)
0.75%, 11/15/13	3,100	3,118,275
1.80%, 09/01/16	2,300	2,357,647

Security	Principal (000s)	Value

3.15%, 11/15/20	$6,100	$6,468,281
3.30%, 09/01/21	1,000	1,064,850
3.63%, 03/15/14	1,950	2,071,291
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	100	100,626
3.50%, 09/15/20	750	769,634
4.50%, 09/01/21	1,484	1,628,488
Diageo Capital PLC
4.83%, 07/15/20	1,500	1,722,228
7.38%, 01/15/14	2,750	3,076,907
Diageo Finance BV
5.30%, 10/28/15	1,233	1,412,360
5.50%, 04/01/13	1,750	1,842,392
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	3,900	4,055,883
PepsiAmericas Inc.
4.38%, 02/15/14	2,500	2,672,926
PepsiCo Inc.
2.50%, 05/10/16	500	524,901
2.75%, 03/05/22	1,000	998,260
3.00%, 08/25/21	500	513,410
3.10%, 01/15/15	2,800	2,980,707
4.50%, 01/15/20	1,500	1,721,469
4.65%, 02/15/13[b]	2,433	2,531,449
5.00%, 06/01/18	1,950	2,307,652
7.90%, 11/01/18	6,122	8,330,949

		81,975,034
BIOTECHNOLOGY — 0.69%
Amgen Inc.
1.88%, 11/15/14	1,500	1,540,916
2.30%, 06/15/16	1,450	1,487,288
3.88%, 11/15/21[b]	5,100	5,308,113
4.10%, 06/15/21	1,600	1,697,957
4.85%, 11/18/14	2,500	2,760,380
5.70%, 02/01/19	1,711	1,982,772
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,000	1,058,327
Biogen Idec Inc.
6.00%, 03/01/13	1,350	1,416,958
Celgene Corp.
3.95%, 10/15/20	1,500	1,546,677

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Genentech Inc.
4.75%, 07/15/15	$2,000	$2,232,415
Gilead Sciences Inc.
2.40%, 12/01/14	250	259,796
3.05%, 12/01/16	1,200	1,260,939
4.40%, 12/01/21	1,500	1,600,703
4.50%, 04/01/21	2,500	2,677,375
Life Technologies Corp.
4.40%, 03/01/15	2,000	2,104,933
6.00%, 03/01/20	1,600	1,849,487

		30,785,036
BUILDING MATERIALS — 0.19%
CRH America Inc.
5.30%, 10/15/13	1,666	1,734,172
6.00%, 09/30/16	2,200	2,399,151
8.13%, 07/15/18	2,000	2,328,308
Owens Corning Inc.
9.00%, 06/15/19	1,640	2,021,956

		8,483,587
CHEMICALS — 1.66%
Air Products and Chemicals Inc.
2.00%, 08/02/16	2,000	2,044,684
3.00%, 11/03/21	1,500	1,540,903
Airgas Inc.
2.85%, 10/01/13	1,000	1,018,626
Albemarle Corp.
4.50%, 12/15/20	1,000	1,065,085
Dow Chemical Co. (The)
2.50%, 02/15/16	1,000	1,029,474
4.13%, 11/15/21	2,000	2,114,207
4.25%, 11/15/20[b]	4,000	4,276,635
4.85%, 08/15/12	1,950	1,984,507
5.70%, 05/15/18	1,300	1,507,239
5.90%, 02/15/15	1,750	1,976,035
7.60%, 05/15/14	200	227,054
8.55%, 05/15/19	3,500	4,662,162

Security	Principal (000s)	Value

E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	$2,400	$2,520,734
3.25%, 01/15/15	3,800	4,044,625
4.63%, 01/15/20	3,250	3,771,427
5.88%, 01/15/14	578	630,934
6.00%, 07/15/18	3,250	4,084,753
Ecolab Inc.
2.38%, 12/08/14	150	155,190
3.00%, 12/08/16	3,900	4,117,344
4.35%, 12/08/21	2,000	2,204,313
FMC Corp.
3.95%, 02/01/22	350	363,714
Lubrizol Corp.
8.88%, 02/01/19	1,076	1,469,954
Monsanto Co.
2.75%, 04/15/16	650	685,671
Mosaic Co. (The)
3.75%, 11/15/21	1,400	1,450,959
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,183,254
5.25%, 05/15/14	2,750	3,005,372
PPG Industries Inc.
1.90%, 01/15/16	100	100,462
3.60%, 11/15/20	2,200	2,312,842
5.75%, 03/15/13	2,000	2,101,081
6.65%, 03/15/18	584	710,801
Praxair Inc.
2.45%, 02/15/22	2,000	1,995,087
3.25%, 09/15/15[b]	1,950	2,083,081
4.05%, 03/15/21	2,700	3,030,219
5.25%, 11/15/14	1,666	1,849,646
Rohm and Haas Co.
6.00%, 09/15/17	1,076	1,262,009
Sherwin-Williams Co. (The)
3.13%, 12/15/14	500	526,276
Sigma-Aldrich Corp.
3.38%, 11/01/20	2,350	2,457,369

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Valspar Corp. (The)
4.20%, 01/15/22	$2,250	$2,308,892

		73,872,620
COMMERCIAL SERVICES — 0.36%
Block Financial LLC
5.13%, 10/30/14[b]	1,000	1,035,000
Cornell University
5.45%, 02/01/19	750	902,935
Emory University
5.63%, 09/01/19	1,000	1,224,020
Johns Hopkins University
5.25%, 07/01/19	750	895,722
Moody’s Corp.
5.50%, 09/01/20[b]	800	851,466
Princeton University Series A
4.95%, 03/01/19	500	590,543
SAIC Inc.
4.45%, 12/01/20	800	855,086
Stanford University
3.63%, 05/01/14	3,000	3,198,215
4.75%, 05/01/19	318	372,642
Trustees of Dartmouth College
4.75%, 06/01/19	500	583,184
Vanderbilt University
5.25%, 04/01/19	750	891,163
Western Union Co. (The)
3.65%, 08/22/18	1,000	1,033,472
5.25%, 04/01/20[b]	802	892,582
5.93%, 10/01/16	1,250	1,424,330
6.50%, 02/26/14	300	327,063
Yale University
2.90%, 10/15/14	1,000	1,061,018

		16,138,441
COMPUTERS — 1.60%
Computer Sciences Corp.
5.50%, 03/15/13	2,000	2,075,750
6.50%, 03/15/18	1,000	1,057,290
Dell Inc.
2.10%, 04/01/14	1,000	1,026,745

Security	Principal (000s)	Value

2.30%, 09/10/15	$1,900	$1,963,817
3.10%, 04/01/16[b]	1,000	1,068,228
4.70%, 04/15/13	1,500	1,568,624
5.88%, 06/15/19[b]	750	888,689
Electronic Data Systems Corp. Series B
6.00%, 08/01/13	2,000	2,118,309
Hewlett-Packard Co.
1.25%, 09/13/13	1,000	1,002,991
2.20%, 12/01/15	2,000	2,020,028
2.35%, 03/15/15	2,500	2,542,590
2.65%, 06/01/16	1,500	1,531,764
3.00%, 09/15/16	1,000	1,042,037
3.30%, 12/09/16	2,000	2,092,090
3.75%, 12/01/20	3,450	3,494,141
4.30%, 06/01/21	2,000	2,096,721
4.38%, 09/15/21	2,000	2,108,002
4.50%, 03/01/13	2,750	2,850,503
4.65%, 12/09/21	2,000	2,149,789
4.75%, 06/02/14	2,500	2,673,348
6.13%, 03/01/14	4,038	4,404,383
International Business Machines Corp.
1.00%, 08/05/13	2,500	2,517,661
1.25%, 05/12/14	6,650	6,743,791
1.25%, 02/06/17	4,000	3,989,362
1.95%, 07/22/16	600	620,344
2.00%, 01/05/16	2,000	2,061,770
2.90%, 11/01/21[b]	1,400	1,450,500
5.70%, 09/14/17	2,150	2,605,600
6.50%, 10/15/13	2,500	2,735,480
7.63%, 10/15/18	3,490	4,720,973
8.38%, 11/01/19	1,125	1,614,762
Lexmark International Inc.
6.65%, 06/01/18[b]	700	774,084

		71,610,166
COSMETICS & PERSONAL CARE — 0.44%
Avon Products Inc.
5.63%, 03/01/14	1,000	1,066,601
6.50%, 03/01/19	1,000	1,123,562

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Colgate-Palmolive Co.
1.30%, 01/15/17	$2,000	$2,011,720
3.15%, 08/05/15	1,300	1,403,474
Procter & Gamble Co. (The)
0.70%, 08/15/14	3,500	3,516,824
1.45%, 08/15/16	2,700	2,737,929
1.80%, 11/15/15	2,800	2,899,773
3.50%, 02/15/15	1,200	1,288,184
4.70%, 02/15/19	3,000	3,534,624

		19,582,691
DISTRIBUTION & WHOLESALE — 0.04%
Arrow Electronics Inc.
3.38%, 11/01/15[b]	1,000	1,022,630
Ingram Micro Inc.
5.25%, 09/01/17	700	743,676

		1,766,306
DIVERSIFIED FINANCIAL SERVICES — 7.10%
Alterra Finance LLC
6.25%, 09/30/20	400	420,899
American Express Co.
4.88%, 07/15/13	1,666	1,751,334
5.50%, 09/12/16	4,125	4,713,527
6.80%, 09/01/16[c]	1,322	1,351,745
7.00%, 03/19/18	1,800	2,203,893
7.25%, 05/20/14	2,500	2,821,206
8.13%, 05/20/19	3,200	4,201,782
American Express Credit Corp.
2.75%, 09/15/15	11,750	12,286,819
2.80%, 09/19/16	2,550	2,635,381
American Express Credit Corp. Series C
7.30%, 08/20/13	2,050	2,234,662
Ameriprise Financial Inc.
5.30%, 03/15/20	1,500	1,662,486
5.65%, 11/15/15	1,200	1,359,249
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	3,729	4,137,099

Security	Principal (000s)	Value

6.40%, 10/02/17	$2,250	$2,575,222
7.25%, 02/01/18	9,366	11,241,393
Boeing Capital Corp.
2.13%, 08/15/16	1,750	1,818,024
Capital One Bank (USA) N.A.
8.80%, 07/15/19	2,500	3,048,863
Caterpillar Financial Services Corp.
1.55%, 12/20/13	4,400	4,470,625
6.13%, 02/17/14	4,350	4,790,573
7.15%, 02/15/19	3,550	4,590,541
Charles Schwab Corp. (The)
4.45%, 07/22/20	1,000	1,093,033
4.95%, 06/01/14	1,300	1,409,307
CME Group Inc.
5.75%, 02/15/14	1,800	1,959,546
Countrywide Financial Corp.
6.25%, 05/15/16	750	751,947
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17[c]	1,617	1,455,300
Credit Suisse (USA) Inc.
4.88%, 01/15/15	5,050	5,355,531
5.13%, 08/15/15	2,750	2,990,227
5.38%, 03/02/16[b]	5,004	5,424,383
Discover Financial Services
10.25%, 07/15/19	1,300	1,658,352
Eaton Vance Corp.
6.50%, 10/02/17	1,000	1,157,807
Franklin Resources Inc.
2.00%, 05/20/13	2,500	2,539,299
General Electric Capital Corp.
1.88%, 09/16/13	4,000	4,056,315
2.10%, 01/07/14	2,000	2,038,261
2.95%, 05/09/16	1,000	1,047,184
3.35%, 10/17/16	5,000	5,325,191
3.50%, 06/29/15	2,450	2,610,782
4.38%, 09/16/20	2,250	2,398,035
4.63%, 01/07/21	8,950	9,655,205
4.65%, 10/17/21[b]	3,750	4,058,997
4.80%, 05/01/13	3,250	3,396,626
5.00%, 01/08/16[b]	5,985	6,617,952

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

5.50%, 01/08/20	$1,000	$1,137,868
5.63%, 09/15/17	4,000	4,603,502
5.63%, 05/01/18	9,050	10,446,365
5.90%, 05/13/14	6,000	6,623,800
6.00%, 08/07/19	1,690	1,979,112
6.38%, 11/15/17[c]	2,000	2,020,000
General Electric Capital Corp. Series A
3.75%, 11/14/14	9,450	10,101,168
5.45%, 01/15/13[b]	2,750	2,865,879
5.55%, 05/04/20	2,000	2,239,705
HSBC Finance Capital Trust IX
5.91%, 11/30/15[c]	1,100	957,000
HSBC Finance Corp.
5.00%, 06/30/15	1,950	2,096,926
5.50%, 01/19/16	9,500	10,282,280
6.68%, 01/15/21	2,354	2,482,248
Jefferies Group Inc.
3.88%, 11/09/15[b]	800	748,000
5.13%, 04/13/18	1,800	1,674,000
5.50%, 03/15/16[b]	1,150	1,127,000
6.88%, 04/15/21	500	487,500
8.50%, 07/15/19	650	692,250
John Deere Capital Corp.
1.60%, 03/03/14	2,950	3,005,586
1.85%, 09/15/16	800	813,093
1.88%, 06/17/13	2,000	2,034,056
2.25%, 06/07/16	4,000	4,135,958
3.90%, 07/12/21	1,000	1,104,966
John Deere Capital Corp. Series D
5.35%, 04/03/18	4,000	4,745,403
Lazard Group LLC
6.85%, 06/15/17	1,650	1,800,094
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	1,000	1,038,624
5.45%, 07/15/14	7,192	7,482,842
6.05%, 05/16/16	4,700	4,770,500
6.40%, 08/28/17	2,275	2,423,402
6.88%, 04/25/18	7,638	8,230,216

Security	Principal (000s)	Value

Merrill Lynch & Co. Inc. Series C
5.00%, 02/03/14	$1,250	$1,282,121
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	2,324	2,457,630
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	2,500	2,592,065
National Rural Utilities Cooperative Finance Corp.
1.90%, 11/01/15	1,500	1,541,821
3.05%, 03/01/16	3,000	3,188,795
3.05%, 02/15/22	500	500,934
5.50%, 07/01/13	1,500	1,592,203
10.38%, 11/01/18	1,500	2,177,877
Nomura Holdings Inc.
4.13%, 01/19/16	1,800	1,809,510
5.00%, 03/04/15	2,500	2,611,890
6.70%, 03/04/20	2,500	2,721,255
NYSE Euronext
4.80%, 06/28/13	1,000	1,047,806
ORIX Corp.
4.71%, 04/27/15	1,250	1,326,577
5.00%, 01/12/16	1,500	1,598,703
PACCAR Financial Corp.
1.55%, 09/29/14	1,000	995,407
PACCAR Financial Corp. Series S
2.05%, 06/17/13	1,500	1,514,329
Raymond James Financial Inc.
4.25%, 04/15/16	200	210,606
SLM Corp.
5.00%, 10/01/13	1,990	2,049,700
5.38%, 05/15/14	1,425	1,474,875
6.00%, 01/25/17	1,000	1,040,000
6.25%, 01/25/16	4,250	4,441,250
7.25%, 01/25/22	1,500	1,563,750
8.00%, 03/25/20	2,000	2,190,000
8.45%, 06/15/18	4,166	4,624,260
Swedish Export Credit Corp.
2.13%, 07/13/16	5,500	5,598,976

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

3.25%, 09/16/14	$1,500	$1,576,381
5.13%, 03/01/17	1,000	1,146,780
TD Ameritrade Holding Corp.
4.15%, 12/01/14	1,800	1,907,834
Toyota Motor Credit Corp.
1.25%, 11/17/14	1,500	1,514,719
1.38%, 08/12/13	1,000	1,010,675
2.05%, 01/12/17	2,000	2,042,332
2.80%, 01/11/16	3,500	3,677,331
3.20%, 06/17/15	3,000	3,189,042
3.40%, 09/15/21	2,371	2,459,558
4.25%, 01/11/21	500	548,388

		316,689,326
ELECTRIC — 4.18%
Ameren Corp.
8.88%, 05/15/14	1,750	1,959,612
Ameren Illinois Co.
6.13%, 11/15/17	2,000	2,351,105
Appalachian Power Co.
7.95%, 01/15/20[b]	1,500	1,995,011
Arizona Public Service Co.
5.80%, 06/30/14	2,250	2,476,021
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	2,584	2,884,613
CenterPoint Energy Houston Electric LLC Series M2
5.75%, 01/15/14	1,000	1,085,865
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	3,000	3,761,821
Commonwealth Edison Co.
1.95%, 09/01/16	1,000	1,011,837
3.40%, 09/01/21	800	841,309
Connecticut Light & Power Co.
5.65%, 05/01/18	1,625	1,887,974
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16[b]	2,200	2,587,278

Security	Principal (000s)	Value

5.85%, 04/01/18[b]	$2,450	$2,975,835
7.13%, 12/01/18	1,174	1,519,771
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333	3,610,829
Consumers Energy Co.
5.15%, 02/15/17	1,000	1,133,963
6.13%, 03/15/19	750	914,847
6.70%, 09/15/19	2,650	3,362,867
Detroit Edison Co. (The)
3.45%, 10/01/20	1,000	1,047,104
3.90%, 06/01/21	1,350	1,455,628
Dominion Resources Inc.
1.95%, 08/15/16	500	510,186
4.45%, 03/15/21	3,000	3,347,701
5.15%, 07/15/15	3,998	4,494,084
8.88%, 01/15/19	1,250	1,681,880
Duke Energy Carolinas LLC
3.90%, 06/15/21[b]	1,400	1,539,842
7.00%, 11/15/18[b]	2,330	2,994,119
Duke Energy Corp.
3.55%, 09/15/21	700	730,078
3.95%, 09/15/14	1,625	1,740,519
5.05%, 09/15/19	500	573,128
Duke Energy Indiana Inc.
3.75%, 07/15/20	3,900	4,196,492
Edison International
3.75%, 09/15/17	1,500	1,606,376
Enersis SA
7.40%, 12/01/16	2,000	2,364,540
Entergy Corp.
4.70%, 01/15/17	1,000	1,049,817
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	3,000	3,461,881
Entergy Louisiana LLC
1.88%, 12/15/14	1,200	1,212,152
Entergy Texas Inc.
7.13%, 02/01/19	1,500	1,823,408
Exelon Corp.
4.90%, 06/15/15	4,333	4,749,551
Exelon Generation Co. LLC
4.00%, 10/01/20[b]	1,700	1,778,199

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

5.20%, 10/01/19	$950	$1,064,928
5.35%, 01/15/14	3,333	3,578,423
FirstEnergy Solutions Corp.
4.80%, 02/15/15	3,900	4,209,327
6.05%, 08/15/21	1,500	1,723,798
Florida Power & Light Co.
5.55%, 11/01/17	2,250	2,739,689
Florida Power Corp.
3.10%, 08/15/21	500	509,134
5.65%, 06/15/18	1,533	1,849,404
FPL Group Capital Inc.
2.55%, 11/15/13	1,000	1,021,813
6.65%, 06/15/17[c]	768	779,520
7.88%, 12/15/15	1,174	1,416,220
Georgia Power Co.
4.25%, 12/01/19	1,000	1,101,977
Great Plains Energy Inc.
4.85%, 06/01/21	250	266,722
Integrys Energy Group Inc.
4.17%, 11/01/20	500	516,224
Kansas City Power & Light Co.
7.15%, 04/01/19	1,800	2,218,120
Kentucky Utilities Co.
1.63%, 11/01/15	1,300	1,323,439
3.25%, 11/01/20	100	104,004
LG&E and KU Energy LLC
2.13%, 11/15/15	600	605,412
3.75%, 11/15/20	300	303,822
4.38%, 10/01/21[a,b]	1,000	1,035,394
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	254,554
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,333	3,966,431
National Fuel Gas Co.
4.90%, 12/01/21	500	512,520
8.75%, 05/01/19	750	936,671
Nevada Power Co.
6.50%, 08/01/18	1,250	1,538,376
7.13%, 03/15/19	1,000	1,261,585

Security	Principal (000s)	Value

NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15[b]	$1,000	$1,022,858
4.50%, 06/01/21[b]	500	540,105
Nisource Finance Corp.
4.45%, 12/01/21	400	423,409
6.40%, 03/15/18	3,000	3,527,673
Northern States Power Co.
1.95%, 08/15/15	700	724,428
NSTAR
4.50%, 11/15/19	1,000	1,096,859
Ohio Power Co.
5.38%, 10/01/21[b]	2,000	2,333,545
6.00%, 06/01/16	650	760,445
Oncor Electric Delivery Co.
6.38%, 01/15/15	1,322	1,499,621
Pacific Gas & Electric Co.
3.50%, 10/01/20[b]	1,000	1,050,891
4.25%, 05/15/21[b]	1,500	1,652,601
4.80%, 03/01/14	4,192	4,519,438
PacifiCorp
2.95%, 02/01/22	750	754,611
3.85%, 06/15/21	1,300	1,413,383
Portland General Electric Co.
6.10%, 04/15/19	1,000	1,224,158
PPL Electric Utilities Corp.
3.00%, 09/15/21	950	967,570
PPL Energy Supply LLC
4.60%, 12/15/21	1,000	1,041,743
6.20%, 05/15/16	273	306,964
6.30%, 07/15/13	2,250	2,391,236
Progress Energy Carolina
3.00%, 09/15/21	500	509,248
5.30%, 01/15/19	3,000	3,511,214
Progress Energy Inc.
4.40%, 01/15/21	1,700	1,880,251
4.88%, 12/01/19	250	283,523
PSEG Power LLC
2.50%, 04/15/13	1,500	1,528,378
2.75%, 09/15/16	500	506,924

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

4.15%, 09/15/21	$750	$787,508
5.13%, 04/15/20	500	555,951
5.50%, 12/01/15	2,200	2,470,713
Public Service Co. of Colorado
7.88%, 10/01/12	2,000	2,084,164
San Diego Gas & Electric Co.
3.00%, 08/15/21	600	621,130
SCANA Corp.
4.13%, 02/01/22	300	301,132
4.75%, 05/15/21	1,000	1,062,943
South Carolina Electric & Gas Co.
6.50%, 11/01/18	750	934,400
Southern California Edison Co.
3.88%, 06/01/21[b]	1,000	1,106,118
5.75%, 03/15/14	1,275	1,405,040
Southern Co. (The)
1.95%, 09/01/16	1,000	1,003,187
2.38%, 09/15/15	1,700	1,740,919
Southern Power Co.
4.88%, 07/15/15	1,750	1,920,954
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174	1,377,768
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	1,000	1,164,202
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125	1,495,143
Tampa Electric Co.
6.10%, 05/15/18	1,000	1,207,246
TECO Finance Inc.
5.15%, 03/15/20	1,700	1,910,518
TransAlta Corp.
4.75%, 01/15/15	3,000	3,212,456
Tucson Electric Power Co.
5.15%, 11/15/21	2,000	2,104,728
UIL Holdings Corp.
4.63%, 10/01/20	500	514,154
Union Electric Co.
6.70%, 02/01/19	1,000	1,213,665

Security	Principal (000s)	Value

Virginia Electric and Power Co.
2.95%, 01/15/22	$350	$353,653
5.95%, 09/15/17[b]	1,000	1,216,316
Wisconsin Electric Power Co.
2.95%, 09/15/21	400	405,733
6.00%, 04/01/14	2,375	2,606,105
Wisconsin Power & Light Co.
5.00%, 07/15/19	1,500	1,742,475
Xcel Energy Inc.
4.70%, 05/15/20	950	1,075,678

		186,619,825
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
Emerson Electric Co.
4.13%, 04/15/15[b]	2,700	2,948,095
4.88%, 10/15/19	2,000	2,323,544
5.25%, 10/15/18	1,284	1,534,924

		6,806,563
ELECTRONICS — 0.67%
Agilent Technologies Inc.
2.50%, 07/15/13	377	382,599
5.00%, 07/15/20	1,100	1,235,966
5.50%, 09/14/15	1,500	1,693,616
6.50%, 11/01/17	500	598,442
Amphenol Corp.
4.75%, 11/15/14	2,550	2,754,552
Avnet Inc.
5.88%, 03/15/14	1,000	1,063,530
5.88%, 06/15/20	1,750	1,898,700
Honeywell International Inc.
3.88%, 02/15/14	3,000	3,193,582
4.25%, 03/01/21[b]	1,000	1,150,882
5.00%, 02/15/19[b]	1,750	2,073,352
5.30%, 03/01/18	878	1,039,645
Koninklijke Philips Electronics NV
5.75%, 03/11/18	2,125	2,490,285
PerkinElmer Inc.
5.00%, 11/15/21	1,650	1,750,425
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	100	102,535
3.20%, 03/01/16	1,500	1,606,139
3.25%, 11/20/14	1,550	1,660,500

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

3.60%, 08/15/21	$1,500	$1,601,919
4.50%, 03/01/21	3,000	3,434,618

		29,731,287
ENGINEERING & CONSTRUCTION — 0.02%
Fluor Corp.
3.38%, 09/15/21	1,100	1,099,735

		1,099,735
ENTERTAINMENT — 0.03%
International Game Technology
7.50%, 06/15/19	1,250	1,469,858

		1,469,858
ENVIRONMENTAL CONTROL — 0.27%
Allied Waste North America Inc.
6.88%, 06/01/17	2,334	2,441,947
Republic Services Inc.
5.00%, 03/01/20	1,750	1,973,700
5.50%, 09/15/19	1,000	1,154,573
Waste Management Inc.
2.60%, 09/01/16	900	928,000
4.60%, 03/01/21[b]	1,000	1,110,561
6.10%, 03/15/18	1,334	1,583,049
6.38%, 03/11/15	2,350	2,686,237

		11,878,067
FOOD — 1.88%
Campbell Soup Co.
3.38%, 08/15/14[b]	2,000	2,122,318
4.25%, 04/15/21[b]	1,000	1,113,619
ConAgra Foods Inc.
5.88%, 04/15/14	700	767,541
7.00%, 04/15/19	750	902,228
Corn Products International Inc.
4.63%, 11/01/20	800	840,594
Delhaize Group SA
6.50%, 06/15/17[b]	1,380	1,608,949
General Mills Inc.
1.55%, 05/16/14	1,000	1,011,918
3.15%, 12/15/21	1,500	1,528,123
5.25%, 08/15/13	300	318,590
5.65%, 02/15/19	2,748	3,301,773
5.70%, 02/15/17	4,025	4,760,575

Security	Principal (000s)	Value

H.J. Heinz Co.
1.50%, 03/01/17	$1,500	$1,501,742
3.13%, 09/12/21	900	914,658
5.35%, 07/15/13	1,250	1,329,180
Hershey Co. (The)
1.50%, 11/01/16	2,000	1,997,673
4.13%, 12/01/20	600	667,311
J.M. Smucker Co. (The)
3.50%, 10/15/21	2,000	2,061,387
Kellogg Co.
1.88%, 11/17/16	1,250	1,264,060
3.25%, 05/21/18	800	842,582
4.00%, 12/15/20	1,250	1,338,127
4.15%, 11/15/19	750	812,793
4.45%, 05/30/16	3,000	3,339,750
Kraft Foods Inc.
4.13%, 02/09/16	2,400	2,623,128
5.25%, 10/01/13	500	532,862
5.38%, 02/10/20	5,650	6,601,507
6.00%, 02/11/13	3,683	3,864,511
6.13%, 02/01/18	1,601	1,915,801
6.13%, 08/23/18	3,000	3,615,610
6.50%, 08/11/17	2,500	3,045,004
Kroger Co. (The)
2.20%, 01/15/17	700	708,879
3.90%, 10/01/15	3,300	3,590,755
6.40%, 08/15/17	1,250	1,516,641
7.50%, 01/15/14	3,000	3,348,642
McCormick & Co. Inc.
3.90%, 07/15/21	1,200	1,294,982
Ralcorp Holdings Inc.
4.95%, 08/15/20	900	920,078
Safeway Inc.
3.95%, 08/15/20[b]	1,700	1,727,150
4.75%, 12/01/21	1,500	1,586,554
6.35%, 08/15/17	750	878,617
Sara Lee Corp.
4.10%, 09/15/20[b]	1,500	1,513,134
Sysco Corp.
5.25%, 02/12/18	2,000	2,371,880

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Tyson Foods Inc.
6.85%, 04/01/16[b]	$800	$912,000
10.50%, 03/01/14	2,000	2,313,110
Unilever Capital Corp.
3.65%, 02/15/14	2,500	2,642,846
4.25%, 02/10/21	1,750	2,004,897

		83,874,079
FOREST PRODUCTS & PAPER — 0.29%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	1,325	1,579,016
Domtar Corp.
10.75%, 06/01/17	1,000	1,300,000
International Paper Co.
7.40%, 06/15/14[b]	1,076	1,202,673
7.50%, 08/15/21	1,000	1,284,418
7.95%, 06/15/18	3,674	4,618,791
9.38%, 05/15/19	1,300	1,721,282
Plum Creek Timberlands LP
4.70%, 03/15/21	1,200	1,219,616

		12,925,796
GAS — 0.29%
AGL Capital Corp.
3.50%, 09/15/21	1,300	1,302,308
5.25%, 08/15/19	350	400,299
6.38%, 07/15/16	425	492,300
National Grid PLC
6.30%, 08/01/16	2,183	2,520,291
Questar Corp.
2.75%, 02/01/16	200	206,188
Sempra Energy
2.00%, 03/15/14	3,500	3,573,830
6.15%, 06/15/18	2,284	2,718,538
9.80%, 02/15/19	1,250	1,706,644

		12,920,398
HAND & MACHINE TOOLS — 0.09%
Snap-On Inc.
4.25%, 01/15/18	450	492,086
Stanley Black & Decker Inc.
3.40%, 12/01/21	425	436,440

Security	Principal (000s)	Value

5.75%, 11/15/16	$1,500	$1,724,014
8.95%, 04/15/14	1,000	1,141,350

		3,793,890
HEALTH CARE — PRODUCTS — 0.88%
Baxter International Inc.
1.85%, 01/15/17	2,950	3,008,657
4.25%, 03/15/20	500	562,282
4.50%, 08/15/19	1,000	1,140,528
5.90%, 09/01/16	600	722,421
Becton, Dickinson and Co.
1.75%, 11/08/16	1,000	1,020,579
3.13%, 11/08/21	1,800	1,868,228
3.25%, 11/12/20	1,000	1,048,066
Boston Scientific Corp.
4.50%, 01/15/15	3,000	3,219,445
6.00%, 01/15/20	2,000	2,337,180
6.40%, 06/15/16	1,000	1,156,493
CareFusion Corp.
5.13%, 08/01/14	2,000	2,168,789
6.38%, 08/01/19	500	590,382
Covidien International Finance SA
4.20%, 06/15/20	2,050	2,280,508
6.00%, 10/15/17	1,000	1,210,151
CR Bard Inc.
2.88%, 01/15/16	500	526,231
Hospira Inc.
6.05%, 03/30/17	2,200	2,461,599
Medtronic Inc.
2.63%, 03/15/16[b]	3,000	3,152,775
4.13%, 03/15/21	1,000	1,128,330
4.45%, 03/15/20	1,900	2,171,585
4.50%, 03/15/14	700	750,755
5.60%, 03/15/19	750	903,076
St. Jude Medical Inc.
2.50%, 01/15/16	250	256,743
3.75%, 07/15/14	1,010	1,076,104
4.88%, 07/15/19	1,000	1,142,485
Stryker Corp.
2.00%, 09/30/16	850	871,562
4.38%, 01/15/20[b]	1,000	1,119,715

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Zimmer Holdings Inc.
1.40%, 11/30/14	$500	$505,366
3.38%, 11/30/21[b]	1,000	1,024,813

		39,424,848
HEALTH CARE — SERVICES — 0.87%
Aetna Inc.
3.95%, 09/01/20	1,300	1,399,351
4.13%, 06/01/21	1,000	1,092,119
6.00%, 06/15/16	1,800	2,100,439
Cigna Corp.
2.75%, 11/15/16	650	663,667
4.38%, 12/15/20	400	420,761
4.50%, 03/15/21	2,186	2,323,114
Coventry Health Care Inc.
5.45%, 06/15/21	400	445,333
5.95%, 03/15/17	900	1,019,881
Howard Hughes Medical Institute
3.45%, 09/01/14	750	800,007
Humana Inc.
7.20%, 06/15/18	2,600	3,134,429
Laboratory Corp. of America Holdings
3.13%, 05/15/16	1,250	1,310,254
4.63%, 11/15/20	1,550	1,664,417
Quest Diagnostics Inc.
4.70%, 04/01/21	2,000	2,180,787
5.45%, 11/01/15	2,000	2,244,861
UnitedHealth Group Inc.
1.88%, 11/15/16	900	920,395
3.38%, 11/15/21[b]	3,000	3,151,398
4.70%, 02/15/21[b]	1,300	1,496,899
4.88%, 03/15/15	1,322	1,467,739
6.00%, 02/15/18	1,600	1,950,017
WellPoint Inc.
3.70%, 08/15/21	2,000	2,109,796
4.35%, 08/15/20	700	768,578
5.00%, 12/15/14	1,125	1,238,534
5.25%, 01/15/16	2,000	2,258,861
5.88%, 06/15/17	1,250	1,479,784
6.00%, 02/15/14	900	983,193

		38,624,614

Security	Principal (000s)	Value

HOLDING COMPANIES — DIVERSIFIED — 0.08%
Encana Holdings Finance Corp.
5.80%, 05/01/14	$3,400	$3,698,805

		3,698,805
HOME BUILDERS — 0.03%
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,234,375

		1,234,375
HOME FURNISHINGS — 0.06%
Whirlpool Corp.
4.85%, 06/15/21[b]	500	519,764
8.60%, 05/01/14	1,800	2,007,682

		2,527,446
HOUSEHOLD PRODUCTS & WARES — 0.23%
Church & Dwight Co. Inc.
3.35%, 12/15/15	150	158,072
Clorox Co. (The)
5.00%, 03/01/13	1,000	1,041,721
5.00%, 01/15/15	2,000	2,179,998
5.95%, 10/15/17	500	583,488
Kimberly-Clark Corp.
3.88%, 03/01/21[b]	400	439,752
5.00%, 08/15/13	1,375	1,462,485
6.13%, 08/01/17	1,137	1,391,281
7.50%, 11/01/18	1,600	2,125,919
Tupperware Brands Corp.
4.75%, 06/01/21	1,000	1,024,170

		10,406,886
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
4.70%, 08/15/20	300	324,371
5.50%, 04/15/13	2,000	2,098,943

		2,423,314
INSURANCE — 3.25%
ACE INA Holdings Inc.
2.60%, 11/23/15	1,750	1,818,121
5.88%, 06/15/14	1,000	1,101,561
5.90%, 06/15/19[b]	750	895,320
Aegon NV
4.75%, 06/01/13	2,000	2,053,652

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Aflac Inc.
2.65%, 02/15/17	$1,500	$1,521,918
3.45%, 08/15/15[b]	700	733,206
8.50%, 05/15/19	500	640,401
Alleghany Corp.
5.63%, 09/15/20	400	423,523
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[b]	75	77,199
Allstate Corp. (The)
5.00%, 08/15/14	1,666	1,808,039
7.45%, 05/16/19	1,250	1,573,164
Allstate Life Global Funding Trusts
5.38%, 04/30/13	2,975	3,132,230
American International Group Inc.
3.65%, 01/15/14	1,000	1,016,240
4.25%, 09/15/14	2,500	2,575,648
4.88%, 09/15/16	3,500	3,673,938
5.05%, 10/01/15	1,500	1,579,087
5.60%, 10/18/16[b]	2,989	3,198,847
5.85%, 01/16/18	2,750	2,957,870
6.40%, 12/15/20	4,000	4,460,895
8.25%, 08/15/18	3,400	4,049,470
Aon Corp.
3.13%, 05/27/16	100	103,002
5.00%, 09/30/20	2,000	2,236,709
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[b]	400	427,316
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,579,642
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15[b]	2,450	2,615,468
4.25%, 01/15/21	2,100	2,289,780
4.63%, 10/15/13	1,625	1,724,892
4.85%, 01/15/15	2,670	2,966,610
5.00%, 08/15/13	4,000	4,248,470
5.40%, 05/15/18	750	892,031
Berkshire Hathaway Inc.
1.90%, 01/31/17	3,000	3,045,797
2.20%, 08/15/16	1,700	1,749,181

Security	Principal (000s)	Value

Chubb Corp. (The)
5.75%, 05/15/18[b]	$1,000	$1,199,964
6.38%, 04/15/17[c]	1,500	1,545,000
CNA Financial Corp.
5.85%, 12/15/14	1,650	1,772,409
5.88%, 08/15/20	900	968,005
Genworth Financial Inc.
5.75%, 06/15/14[b]	2,250	2,317,500
6.52%, 05/22/18	1,500	1,522,500
7.63%, 09/24/21	2,000	2,055,000
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	857,646
Hartford Financial Services Group Inc.
4.63%, 07/15/13[b]	1,300	1,333,403
6.00%, 01/15/19	1,500	1,597,186
6.30%, 03/15/18	1,737	1,874,433
Kemper Corp.
6.00%, 11/30/15	1,000	1,046,847
Lincoln National Corp.
4.85%, 06/24/21	150	160,091
7.00%, 05/17/16[c]	1,000	955,000
8.75%, 07/01/19	2,150	2,757,376
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,022,766
Markel Corp.
5.35%, 06/01/21	1,300	1,340,272
Marsh & McLennan Companies Inc.
4.80%, 07/15/21	1,300	1,445,212
4.85%, 02/15/13	1,000	1,032,115
5.75%, 09/15/15	1,184	1,327,559
9.25%, 04/15/19	500	665,731
MetLife Inc.
2.38%, 02/06/14	2,000	2,052,337
4.75%, 02/08/21	2,000	2,218,263
5.00%, 06/15/15	3,333	3,697,797
6.75%, 06/01/16	1,600	1,909,856
7.72%, 02/15/19	1,650	2,090,480

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

PartnerRe Finance B LLC
5.50%, 06/01/20	$500	$524,342
Principal Life Income Fundings Trust
5.30%, 04/24/13	2,353	2,473,575
Progressive Corp. (The)
3.75%, 08/23/21[b]	850	907,469
6.70%, 06/15/17[c]	1,000	1,050,000
Protective Life Corp.
7.38%, 10/15/19[b]	500	561,729
Prudential Financial Inc.
3.00%, 05/12/16	750	771,609
4.50%, 07/15/13	1,800	1,870,471
5.10%, 09/20/14	2,450	2,653,833
7.38%, 06/15/19	3,800	4,732,110
8.88%, 06/15/18[c]	1,000	1,185,000
Prudential Financial Inc. Series D
3.88%, 01/14/15	2,000	2,108,528
4.75%, 09/17/15	4,000	4,342,854
6.00%, 12/01/17	1,000	1,164,435
Reinsurance Group of America Inc.
5.00%, 06/01/21[b]	1,500	1,558,685
6.45%, 11/15/19	1,000	1,120,328
Torchmark Corp.
9.25%, 06/15/19	325	406,706
Transatlantic Holdings Inc.
5.75%, 12/14/15	2,500	2,714,180
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]	1,500	1,628,814
5.80%, 05/15/18	2,937	3,551,652
Unum Group
5.63%, 09/15/20[b]	250	263,805
7.13%, 09/30/16	650	745,172
Willis Group Holdings PLC
5.75%, 03/15/21	150	161,741
Willis North America Inc.
6.20%, 03/28/17	485	534,118
7.00%, 09/29/19	1,600	1,812,948

Security	Principal (000s)	Value

WR Berkley Corp.
5.38%, 09/15/20	$300	$310,308
XL Capital Ltd.
5.25%, 09/15/14	2,000	2,111,564

		145,199,951
INTERNET — 0.21%
eBay Inc.
0.88%, 10/15/13	150	151,144
1.63%, 10/15/15	750	771,459
3.25%, 10/15/20	400	406,690
Expedia Inc.
5.95%, 08/15/20	1,400	1,415,896
Google Inc.
1.25%, 05/19/14	2,500	2,546,691
2.13%, 05/19/16	600	627,144
3.63%, 05/19/21	1,450	1,605,173
Symantec Corp.
2.75%, 09/15/15	1,000	1,028,207
4.20%, 09/15/20	1,000	1,030,553

		9,582,957
IRON & STEEL — 0.61%
Allegheny Technologies Inc.
5.95%, 01/15/21	1,500	1,648,606
9.38%, 06/01/19	400	512,928
ArcelorMittal SA
3.75%, 03/01/16[b]	2,300	2,297,815
4.50%, 02/25/17	3,000	3,025,878
5.25%, 08/05/20[b]	1,000	974,873
5.38%, 06/01/13	1,500	1,549,814
5.50%, 03/01/21[b]	4,250	4,182,637
6.13%, 06/01/18	1,617	1,702,320
9.85%, 06/01/19	2,300	2,764,825
ArcelorMittal USA Inc.
6.50%, 04/15/14	2,500	2,681,022
Cliffs Natural Resources Inc.
4.80%, 10/01/20	500	524,066
4.88%, 04/01/21[b]	2,000	2,119,946
Nucor Corp.
5.75%, 12/01/17	2,700	3,218,834

		27,203,564

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

LODGING — 0.18%
Choice Hotels International Inc.
5.70%, 08/28/20	$400	$419,805
Hyatt Hotels Corp.
5.38%, 08/15/21	1,000	1,029,638
Marriott International Inc.
3.00%, 03/01/19	1,000	993,765
Marriott International Inc. Series J
5.63%, 02/15/13	2,179	2,264,945
Wyndham Worldwide Corp.
2.95%, 03/01/17	300	301,027
4.25%, 03/01/22	800	801,437
6.00%, 12/01/16	1,800	2,005,594

		7,816,211
MACHINERY — 0.38%
Caterpillar Inc.
1.38%, 05/27/14	6,000	6,082,712
3.90%, 05/27/21	2,000	2,216,098
5.70%, 08/15/16	5,004	5,865,020
Deere & Co.
4.38%, 10/16/19	504	573,805
Joy Global Inc.
5.13%, 10/15/21	1,400	1,492,678
Roper Industries Inc.
6.63%, 08/15/13	500	537,109

		16,767,422
MANUFACTURING — 0.97%
3M Co.
1.38%, 09/29/16	1,850	1,870,508
3M Co. Series E
4.38%, 08/15/13	2,000	2,115,179
Cooper US Inc.
2.38%, 01/15/16	350	359,135
3.88%, 12/15/20	200	210,612
Danaher Corp.
1.30%, 06/23/14	150	152,396
2.30%, 06/23/16	100	103,855
3.90%, 06/23/21	2,200	2,448,993

Security	Principal (000s)	Value

5.40%, 03/01/19	$500	$596,913
5.63%, 01/15/18	1,100	1,328,276
Dover Corp.
4.30%, 03/01/21	1,000	1,141,855
Eaton Corp.
5.60%, 05/15/18	1,750	2,068,160
GE Capital Trust I
6.38%, 11/15/17[b,c]	1,250	1,262,500
General Electric Co.
5.25%, 12/06/17	6,250	7,322,277
Harsco Corp.
2.70%, 10/15/15	1,000	1,030,645
Illinois Tool Works Inc.
3.38%, 09/15/21[a]	775	813,540
5.15%, 04/01/14	2,700	2,947,885
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	1,000	1,065,999
6.88%, 08/15/18	2,500	3,052,227
Pentair Inc.
5.00%, 05/15/21	650	680,328
Textron Inc.
4.63%, 09/21/16	500	529,410
5.60%, 12/01/17[b]	1,000	1,090,734
5.95%, 09/21/21	500	528,795
Tyco Electronics Group SA
4.88%, 01/15/21	1,850	2,016,289
6.55%, 10/01/17	1,000	1,176,954
Tyco International Finance SA
3.38%, 10/15/15	1,000	1,048,815
3.75%, 01/15/18	3,350	3,581,883
8.50%, 01/15/19	2,000	2,602,040

		43,146,203
MEDIA — 3.17%
CBS Corp.
3.38%, 03/01/22	1,000	995,560
5.75%, 04/15/20	1,000	1,167,232
8.20%, 05/15/14	2,200	2,497,000
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	1,442	1,555,994

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Comcast Corp.
5.15%, 03/01/20	$3,000	$3,495,658
5.70%, 05/15/18	1,800	2,114,888
5.90%, 03/15/16	1,950	2,266,222
6.30%, 11/15/17	4,750	5,738,888
6.50%, 01/15/17	2,700	3,223,087
COX Communications Inc.
4.63%, 06/01/13	1,950	2,032,513
5.45%, 12/15/14	584	650,110
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	2,500	2,640,919
3.55%, 03/15/15	2,000	2,126,159
4.75%, 10/01/14	850	925,323
5.00%, 03/01/21	4,500	5,007,052
5.88%, 10/01/19	3,250	3,788,847
7.63%, 05/15/16	2,900	3,045,000
Discovery Communications LLC
3.70%, 06/01/15	1,700	1,828,186
4.38%, 06/15/21	500	552,033
5.05%, 06/01/20	2,500	2,876,348
Historic TW Inc.
6.88%, 06/15/18	1,000	1,234,999
NBCUniversal Media LLC
2.10%, 04/01/14	2,000	2,043,040
2.88%, 04/01/16	3,500	3,650,855
3.65%, 04/30/15	4,350	4,662,783
5.15%, 04/30/20	7,650	8,852,115
News America Inc.
4.50%, 02/15/21	3,000	3,229,403
5.30%, 12/15/14	1,483	1,646,966
6.90%, 03/01/19	500	607,234
Reed Elsevier Capital Inc.
8.63%, 01/15/19	3,200	4,042,267
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,019,117
Thomson Reuters Corp.
3.95%, 09/30/21	1,000	1,046,478
5.70%, 10/01/14	1,000	1,101,925
5.95%, 07/15/13	1,536	1,632,741
6.50%, 07/15/18	2,200	2,711,556

Security	Principal (000s)	Value

Time Warner Cable Inc.
4.00%, 09/01/21	$1,250	$1,307,573
5.00%, 02/01/20	2,000	2,238,404
5.85%, 05/01/17	2,322	2,711,969
6.75%, 07/01/18	4,218	5,171,494
7.50%, 04/01/14	4,000	4,498,954
8.25%, 02/14/14	2,200	2,484,575
8.25%, 04/01/19	4,100	5,303,941
8.75%, 02/14/19[b]	1,500	1,962,988
Time Warner Inc.
4.00%, 01/15/22	750	792,100
4.88%, 03/15/20	5,150	5,765,703
5.88%, 11/15/16	2,650	3,125,096
Viacom Inc.
1.25%, 02/27/15	800	801,837
2.50%, 12/15/16	1,000	1,026,131
3.50%, 04/01/17	900	966,024
3.88%, 12/15/21	1,000	1,049,618
4.50%, 03/01/21	2,000	2,197,358
5.63%, 09/15/19	500	583,270
6.25%, 04/30/16	2,000	2,335,656
Walt Disney Co. (The)
1.13%, 02/15/17	1,700	1,686,103
1.35%, 08/16/16	4,500	4,543,740
3.75%, 06/01/21	1,000	1,097,617
4.50%, 12/15/13	1,500	1,606,634
5.50%, 03/15/19	2,000	2,409,689

		141,674,972
MINING — 1.94%
Alcoa Inc.
5.40%, 04/15/21	2,500	2,604,392
5.55%, 02/01/17[b]	1,145	1,262,330
6.15%, 08/15/20[b]	1,500	1,630,886
6.75%, 07/15/18	2,308	2,658,155
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	2,000	2,045,710
Barrick Gold Corp.
2.90%, 05/30/16	5,800	6,114,243
6.95%, 04/01/19	1,500	1,872,494
Barrick Gold Finance Co.
6.13%, 09/15/13	1,000	1,079,625

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Barrick North America Finance LLC
4.40%, 05/30/21	$1,000	$1,097,217
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	1,300	1,313,032
1.88%, 11/21/16	2,000	2,031,684
3.25%, 11/21/21	2,900	2,985,906
4.80%, 04/15/13	3,792	3,974,103
5.50%, 04/01/14	1,000	1,097,939
6.50%, 04/01/19	3,100	3,896,219
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	500	501,419
2.15%, 03/01/17	850	850,559
8.38%, 04/01/17	3,333	3,507,982
Kinross Gold Corp.
3.63%, 09/01/16[a]	500	497,929
Newmont Mining Corp.
5.13%, 10/01/19	2,000	2,267,752
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15[b]	400	408,624
2.25%, 09/20/16[b]	1,600	1,650,769
2.50%, 05/20/16	2,000	2,083,473
3.50%, 11/02/20	2,200	2,299,134
3.75%, 09/20/21	950	1,006,529
4.13%, 05/20/21	1,000	1,087,648
6.50%, 07/15/18	5,343	6,656,613
8.95%, 05/01/14	4,000	4,660,674
9.00%, 05/01/19	1,000	1,374,322
Teck Resources Ltd.
3.00%, 03/01/19	1,300	1,297,577
3.85%, 08/15/17	100	106,708
4.75%, 01/15/22	4,500	4,896,216
5.38%, 10/01/15	1,000	1,102,573
9.75%, 05/15/14	742	867,141
10.25%, 05/15/16	1,500	1,725,000
10.75%, 05/15/19	850	1,058,250
Vale Overseas Ltd.
4.38%, 01/11/22	1,500	1,559,318
4.63%, 09/15/20[b]	1,000	1,068,856
5.63%, 09/15/19	1,500	1,701,314

Security	Principal (000s)	Value

6.25%, 01/11/16	$3,250	$3,682,184
6.25%, 01/23/17	1,322	1,528,803
Xstrata Canada Corp.
6.00%, 10/15/15	1,250	1,406,500

		86,517,802
MULTI-NATIONAL — 7.90%
African Development Bank
2.50%, 03/15/16	5,100	5,428,480
3.00%, 05/27/14	2,900	3,060,708
Asian Development Bank
0.88%, 06/10/14	7,100	7,170,149
1.63%, 07/15/13	5,250	5,347,147
1.88%, 10/23/18	2,000	2,061,493
2.50%, 03/15/16	13,750	14,669,495
2.63%, 02/09/15	2,500	2,648,991
2.75%, 05/21/14[b]	3,300	3,469,693
3.63%, 09/05/13	2,353	2,466,327
Asian Development Bank Series E
5.50%, 06/27/16	1,800	2,149,447
Corporacion Andina de Fomento
8.13%, 06/04/19	2,000	2,454,526
Council of Europe Development Bank
1.50%, 02/22/17	6,000	5,969,490
2.75%, 02/10/15	1,000	1,047,414
European Bank for Reconstruction and Development
1.00%, 02/16/17	2,000	1,992,114
1.38%, 10/20/16	2,300	2,335,796
1.63%, 09/03/15	5,500	5,652,693
2.50%, 03/15/16	3,000	3,183,395
European Investment Bank
1.25%, 02/14/14	17,800	17,960,038
1.50%, 05/15/14	18,000	18,256,226
1.63%, 03/15/13	1,900	1,921,134
1.63%, 09/01/15	11,000	11,194,550
1.88%, 06/17/13	3,000	3,045,097
2.13%, 07/15/16	7,750	8,005,150
2.25%, 03/15/16	3,750	3,890,766
2.50%, 05/16/16	8,250	8,646,831

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

2.75%, 03/23/15	$12,000	$12,595,604
2.88%, 03/15/13	3,250	3,322,950
2.88%, 09/15/20	8,250	8,498,631
3.00%, 04/08/14	2,600	2,714,265
3.13%, 06/04/14	4,000	4,200,184
3.25%, 05/15/13	2,250	2,316,821
4.63%, 05/15/14[b]	16,342	17,623,210
4.88%, 01/17/17	4,000	4,632,388
5.13%, 09/13/16	9,750	11,320,393
5.13%, 05/30/17	2,500	2,934,421
European Investment Bank Series E
4.25%, 07/15/13	9,000	9,425,734
Inter-American Development Bank
1.38%, 10/18/16	3,000	3,070,110
1.63%, 07/15/13	2,000	2,035,859
1.75%, 08/24/18	2,500	2,551,694
2.25%, 07/15/15	12,500	13,176,876
3.00%, 04/22/14	4,250	4,482,633
3.88%, 02/14/20	750	868,688
4.25%, 09/10/18	1,000	1,175,296
5.13%, 09/13/16[b]	6,692	7,931,388
Inter-American Development Bank Series E
3.88%, 09/17/19	5,700	6,603,699
Inter-American Development Bank Series G
3.50%, 03/15/13	900	928,539
International Bank for Reconstruction and Development
0.50%, 11/26/13	7,000	7,019,137
0.88%, 04/17/17	5,000	4,973,883
1.00%, 09/15/16	10,000	10,052,924
1.13%, 08/25/14	3,000	3,052,081
1.75%, 07/15/13	5,000	5,101,742
2.13%, 03/15/16	10,800	11,370,550
2.38%, 05/26/15	10,650	11,264,210
3.50%, 10/08/13	3,137	3,292,996

Security	Principal (000s)	Value

International Bank for Reconstruction and Development Series G
3.63%, 05/21/13	$1,625	$1,691,958
International Finance Corp.
1.13%, 11/23/16	3,000	3,030,312
2.13%, 11/17/17	3,500	3,675,065
2.25%, 04/11/16	5,850	6,195,505
2.75%, 04/20/15	2,000	2,136,034
International Finance Corp. Series G
3.00%, 04/22/14	4,800	5,061,683
Nordic Investment Bank
2.25%, 03/15/16[b]	5,000	5,268,494
2.63%, 10/06/14	2,000	2,111,057
5.00%, 02/01/17	512	606,435

		352,340,599
OFFICE & BUSINESS EQUIPMENT — 0.36%
Pitney Bowes Inc.
3.88%, 06/15/13	1,000	1,028,853
5.00%, 03/15/15	2,200	2,348,540
5.75%, 09/15/17[b]	1,137	1,221,766
Xerox Corp.
4.25%, 02/15/15	3,700	3,935,368
4.50%, 05/15/21	1,500	1,530,778
5.63%, 12/15/19	550	604,335
6.35%, 05/15/18	2,950	3,383,978
6.40%, 03/15/16	1,800	2,043,911

		16,097,529
OIL & GAS — 5.65%
Anadarko Petroleum Corp.
5.95%, 09/15/16	3,533	4,081,484
6.38%, 09/15/17	1,700	2,036,233
7.63%, 03/15/14	1,500	1,675,648
8.70%, 03/15/19	500	663,613
Apache Corp.
3.63%, 02/01/21[b]	2,000	2,149,340
5.25%, 04/15/13	1,322	1,390,600
5.63%, 01/15/17	150	177,601

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

BP Capital Markets PLC
3.13%, 10/01/15	$3,859	$4,122,749
3.20%, 03/11/16	3,100	3,314,534
3.63%, 05/08/14	1,800	1,905,816
3.88%, 03/10/15	2,200	2,383,089
4.50%, 10/01/20	4,000	4,503,252
4.74%, 03/11/21	2,500	2,874,612
4.75%, 03/10/19	1,250	1,419,143
5.25%, 11/07/13	3,512	3,772,584
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	152,388
5.15%, 02/01/13	1,750	1,820,977
5.70%, 05/15/17	2,284	2,721,436
Cenovus Energy Inc.
4.50%, 09/15/14	1,850	2,002,069
5.70%, 10/15/19	1,000	1,194,149
Chevron Corp.
3.95%, 03/03/14	3,800	4,061,070
4.95%, 03/03/19	2,550	3,061,999
ConocoPhillips
4.60%, 01/15/15	3,850	4,273,678
4.75%, 02/01/14	3,100	3,341,519
5.20%, 05/15/18[b]	1,650	1,938,138
5.75%, 02/01/19	4,700	5,755,606
6.00%, 01/15/20	450	564,540
Devon Energy Corp.
2.40%, 07/15/16	750	776,011
4.00%, 07/15/21[b]	200	218,316
6.30%, 01/15/19	2,200	2,727,611
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	750	878,702
Ecopetrol SA
7.63%, 07/23/19	3,000	3,750,000
Encana Corp.
3.90%, 11/15/21[b]	2,000	2,014,748
Ensco PLC
3.25%, 03/15/16	2,850	2,984,633
4.70%, 03/15/21	2,850	3,083,651
EOG Resources Inc.
2.50%, 02/01/16	500	518,447
2.95%, 06/01/15	2,000	2,109,796

Security	Principal (000s)	Value

4.10%, 02/01/21	$1,250	$1,379,716
4.40%, 06/01/20	200	223,766
5.63%, 06/01/19	1,500	1,784,047
5.88%, 09/15/17	453	542,607
EQT Corp.
4.88%, 11/15/21	1,000	1,030,911
8.13%, 06/01/19	1,250	1,507,953
Hess Corp.
8.13%, 02/15/19	1,500	1,954,341
Husky Energy Inc.
5.90%, 06/15/14	2,200	2,406,360
7.25%, 12/15/19	2,100	2,633,021
Marathon Oil Corp.
5.90%, 03/15/18	1,637	1,929,491
6.00%, 10/01/17	167	195,609
Marathon Petroleum Corp.
3.50%, 03/01/16	100	103,299
5.13%, 03/01/21[b]	1,500	1,640,986
Nabors Industries Inc.
4.63%, 09/15/21	500	525,467
9.25%, 01/15/19	3,650	4,695,281
Nexen Inc.
6.20%, 07/30/19	1,750	2,068,941
Noble Energy Inc.
4.15%, 12/15/21	1,500	1,576,605
8.25%, 03/01/19	750	954,625
Noble Holding International Ltd.
3.45%, 08/01/15	3,500	3,681,982
4.90%, 08/01/20	1,000	1,091,532
NuStar Logistics LP
4.80%, 09/01/20	1,525	1,575,755
Occidental Petroleum Corp.
1.75%, 02/15/17	950	964,682
4.10%, 02/01/21	3,500	3,907,143
Pemex Project Funding Master Trust
5.75%, 03/01/18	3,467	3,874,372
Petro-Canada
6.05%, 05/15/18	2,750	3,343,836

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Petrobras International Finance Co.
2.88%, 02/06/15	$3,000	$3,072,470
3.50%, 02/06/17	4,000	4,091,663
3.88%, 01/27/16	1,000	1,044,911
5.38%, 01/27/21	6,750	7,267,484
5.75%, 01/20/20	2,000	2,192,421
5.88%, 03/01/18	5,962	6,662,101
6.13%, 10/06/16	2,050	2,322,535
7.88%, 03/15/19	5,100	6,222,121
Petrohawk Energy Corp.
7.25%, 08/15/18	3,000	3,427,500
7.88%, 06/01/15	3,000	3,168,750
Petroleos Mexicanos
4.88%, 03/15/15[b]	2,000	2,145,000
4.88%, 01/24/22[a]	4,000	4,195,000
5.50%, 01/21/21	5,000	5,487,500
6.00%, 03/05/20	2,450	2,768,500
8.00%, 05/03/19	2,500	3,131,250
Pride International Inc.
6.88%, 08/15/20	500	611,185
Rowan Companies Inc.
5.00%, 09/01/17	800	864,726
Shell International Finance BV
1.88%, 03/25/13	2,500	2,539,940
3.10%, 06/28/15	4,000	4,298,296
3.25%, 09/22/15	2,250	2,432,973
4.00%, 03/21/14	1,150	1,229,689
4.30%, 09/22/19	6,200	7,159,020
Southwestern Energy Co.
4.10%, 03/15/22[a]	2,000	1,997,540
Statoil ASA
2.90%, 10/15/14	500	527,822
3.13%, 08/17/17	3,500	3,773,123
3.88%, 04/15/14	1,800	1,920,059
5.25%, 04/15/19	2,550	3,027,180
Suncor Energy Inc.
6.10%, 06/01/18	750	915,205
Talisman Energy Inc.
3.75%, 02/01/21	1,500	1,510,402
7.75%, 06/01/19	1,950	2,416,101

Security	Principal (000s)	Value

Total Capital Canada Ltd.
1.63%, 01/28/14	$650	$663,211
Total Capital SA
2.30%, 03/15/16	500	519,093
3.00%, 06/24/15	4,000	4,250,441
3.13%, 10/02/15	2,500	2,670,995
4.13%, 01/28/21[b]	650	724,099
4.45%, 06/24/20	2,000	2,278,527
Transocean Inc.
4.95%, 11/15/15	1,850	1,990,922
5.05%, 12/15/16	1,900	2,074,581
6.00%, 03/15/18	1,500	1,687,241
6.38%, 12/15/21	2,000	2,349,901
6.50%, 11/15/20	2,000	2,320,044
Valero Energy Corp.
4.50%, 02/01/15	2,000	2,148,511
6.13%, 06/15/17	657	769,803
6.13%, 02/01/20	1,750	2,048,317
9.38%, 03/15/19	1,000	1,321,269

		252,251,532
OIL & GAS SERVICES — 0.36%
Baker Hughes Inc.
3.20%, 08/15/21[a]	2,200	2,267,495
7.50%, 11/15/18	950	1,253,515
Cameron International Corp.
4.50%, 06/01/21	1,850	2,021,350
Halliburton Co.
3.25%, 11/15/21	1,500	1,559,848
6.15%, 09/15/19	1,500	1,847,637
Weatherford International Ltd.
5.13%, 09/15/20	2,450	2,688,940
5.15%, 03/15/13	48	49,874
6.35%, 06/15/17	3,985	4,575,232

		16,263,891
PACKAGING & CONTAINERS — 0.04%
Bemis Co. Inc.
4.50%, 10/15/21	100	108,294
5.65%, 08/01/14	1,000	1,083,137
6.80%, 08/01/19	500	600,509

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Sonoco Products Co.
4.38%, 11/01/21	$75	$78,595

		1,870,535
PHARMACEUTICALS — 3.17%
Abbott Laboratories
2.70%, 05/27/15	3,100	3,295,973
5.13%, 04/01/19	3,550	4,246,120
5.60%, 11/30/17	4,916	6,013,933
AmerisourceBergen Corp.
3.50%, 11/15/21	1,600	1,676,805
5.88%, 09/15/15	795	919,749
Aristotle Holding Inc.
2.75%, 11/21/14[a]	1,000	1,026,382
3.50%, 11/15/16[a]	2,000	2,072,377
4.75%, 11/15/21[a]	2,000	2,139,872
AstraZeneca PLC
5.40%, 09/15/12	1,583	1,625,231
5.40%, 06/01/14	500	553,281
5.90%, 09/15/17	1,450	1,764,122
Bristol-Myers Squibb Co.
5.45%, 05/01/18	2,650	3,224,911
Cardinal Health Inc.
4.00%, 06/15/15[b]	2,000	2,151,711
DENTSPLY International Inc.
4.13%, 08/15/21	2,145	2,247,197
Eli Lilly and Co.
4.20%, 03/06/14	2,100	2,246,604
5.20%, 03/15/17	1,000	1,172,241
Express Scripts Inc.
3.13%, 05/15/16	3,000	3,107,665
6.25%, 06/15/14	2,000	2,205,624
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	5,650	5,951,848
5.65%, 05/15/18	4,633	5,667,868
Johnson & Johnson
1.20%, 05/15/14	525	533,599
2.15%, 05/15/16	500	523,075
2.95%, 09/01/20	200	211,924
3.55%, 05/15/21	1,500	1,673,465
5.15%, 07/15/18	1,250	1,515,611
5.55%, 08/15/17	2,000	2,437,314

Security	Principal (000s)	Value

McKesson Corp.
3.25%, 03/01/16	$3,200	$3,432,637
4.75%, 03/01/21	750	867,070
5.70%, 03/01/17	1,617	1,910,816
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,500	1,567,965
Medco Health Solutions Inc.
2.75%, 09/15/15	2,400	2,451,146
6.13%, 03/15/13	640	672,765
7.13%, 03/15/18	1,700	2,050,695
7.25%, 08/15/13	1,000	1,078,650
Merck & Co. Inc.
4.00%, 06/30/15	1,950	2,159,992
4.75%, 03/01/15	600	670,654
5.00%, 06/30/19	6,000	7,163,785
Novartis Capital Corp.
2.90%, 04/24/15	3,550	3,784,470
4.13%, 02/10/14	2,950	3,150,265
Novartis Securities Investment Ltd.
5.13%, 02/10/19	6,511	7,740,946
Pfizer Inc.
5.35%, 03/15/15	4,850	5,499,976
6.20%, 03/15/19	7,150	8,990,703
Sanofi
1.63%, 03/28/14	2,500	2,552,615
2.63%, 03/29/16	2,500	2,618,340
4.00%, 03/29/21	3,200	3,538,896
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	3,400	3,686,922
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,400	1,445,545
3.65%, 11/10/21	979	1,019,756
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	1,300	1,376,455
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	800	810,500

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	$2,000	$2,039,612
Watson Pharmaceuticals Inc.
6.13%, 08/15/19	2,000	2,359,418
Wyeth
5.50%, 03/15/13	1,950	2,052,939
5.50%, 02/01/14	4,192	4,569,950

		141,467,985
PIPELINES — 1.97%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	750	830,679
Buckeye Partners LP
4.88%, 02/01/21	2,400	2,541,741
5.50%, 08/15/19	500	545,309
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	1,888	2,004,527
Duke Capital LLC
6.25%, 02/15/13	1,533	1,607,789
8.00%, 10/01/19	750	962,789
Enbridge Energy Partners LP
5.20%, 03/15/20	2,950	3,325,619
9.88%, 03/01/19	875	1,178,032
Enbridge Inc.
5.60%, 04/01/17	1,625	1,860,206
Energy Transfer Partners LP
4.65%, 06/01/21	1,800	1,871,554
5.95%, 02/01/15	1,900	2,087,646
9.00%, 04/15/19	840	1,046,155
9.70%, 03/15/19	665	854,094
Enterprise Products Operating LLC
3.20%, 02/01/16	350	367,419
6.50%, 01/31/19	2,550	3,028,510
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	2,000	2,376,483
Enterprise Products Operating LP Series G
5.60%, 10/15/14	3,898	4,328,378

Security	Principal (000s)	Value

Kinder Morgan Energy Partners LP
3.50%, 03/01/16	$1,150	$1,221,655
4.15%, 03/01/22	800	827,977
5.00%, 12/15/13	3,000	3,189,928
5.95%, 02/15/18	2,100	2,495,257
6.85%, 02/15/20	1,000	1,194,207
9.00%, 02/01/19	2,100	2,695,466
Magellan Midstream Partners LP
4.25%, 02/01/21	1,000	1,047,010
6.55%, 07/15/19	1,625	1,918,151
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	1,000	1,046,895
ONEOK Inc.
4.25%, 02/01/22	650	667,038
5.20%, 06/15/15	1,000	1,095,594
ONEOK Partners LP
3.25%, 02/01/16	1,000	1,043,939
6.15%, 10/01/16	425	493,255
8.63%, 03/01/19	1,000	1,306,483
Panhandle Eastern Pipe Line Co. LP
6.05%, 08/15/13	3,000	3,188,920
Plains All American Pipeline LP
5.00%, 02/01/21[b]	2,125	2,388,431
5.75%, 01/15/20[b]	1,000	1,144,147
8.75%, 05/01/19	2,200	2,872,929
Questar Pipeline Co.
5.83%, 02/01/18	1,000	1,162,617
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.40%, 06/15/21	1,350	1,372,819
Spectra Energy Capital LLC
5.67%, 08/15/14	2,500	2,718,467
Spectra Energy Partners LP
2.95%, 06/15/16	1,000	1,023,261
TC Pipelines LP
4.65%, 06/15/21	450	476,142
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	1,125	1,348,738

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Texas Gas Transmission LLC
4.60%, 06/01/15	$935	$998,259
TransCanada PipeLines Ltd.
3.40%, 06/01/15	2,000	2,140,368
3.80%, 10/01/20	3,000	3,251,782
6.35%, 05/15/17[c]	500	512,500
6.50%, 08/15/18	3,423	4,247,026
Transcontinental Gas Pipe Line Corp.
6.05%, 06/15/18	1,000	1,175,082
Williams Partners LP
3.80%, 02/15/15	750	793,614
5.25%, 03/15/20	2,500	2,817,680
7.25%, 02/01/17	2,750	3,297,760

		87,990,327
REAL ESTATE — 0.14%
Prologis LP
6.63%, 05/15/18	2,750	3,106,628
6.88%, 03/15/20	1,620	1,885,661
7.63%, 08/15/14[b]	500	553,679
Regency Centers LP
5.88%, 06/15/17	500	557,470

		6,103,438
REAL ESTATE INVESTMENT TRUSTS — 1.81%
American Tower Corp.
4.50%, 01/15/18	3,300	3,389,663
4.63%, 04/01/15	1,300	1,384,586
5.05%, 09/01/20	1,000	1,040,081
7.00%, 10/15/17	1,000	1,142,849
Arden Realty LP
5.25%, 03/01/15	1,000	1,084,391
AvalonBay Communities Inc.
3.95%, 01/15/21	550	571,793
5.70%, 03/15/17	750	865,805
Boston Properties LP
3.70%, 11/15/18	3,950	4,159,452
4.13%, 05/15/21	500	523,274
5.63%, 11/15/20	2,000	2,320,060
5.88%, 10/15/19	1,000	1,162,886
6.25%, 01/15/13	553	575,596

Security	Principal (000s)	Value

Brandywine Operating Partnership LP
6.00%, 04/01/16	$1,000	$1,065,860
BRE Properties Inc.
5.50%, 03/15/17	750	825,066
CommonWealth REIT
6.25%, 08/15/16	1,250	1,349,120
Digital Realty Trust LP
4.50%, 07/15/15	800	835,011
5.25%, 03/15/21	800	830,421
Duke Realty LP
5.95%, 02/15/17	1,000	1,087,985
6.75%, 03/15/20	1,250	1,453,695
7.38%, 02/15/15	500	567,924
Equity One Inc.
6.25%, 12/15/14	500	530,693
ERP Operating LP
4.63%, 12/15/21	1,750	1,862,900
4.75%, 07/15/20	1,500	1,609,352
5.13%, 03/15/16	1,516	1,651,166
5.75%, 06/15/17	1,322	1,489,892
HCP Inc.
2.70%, 02/01/14	200	202,230
3.75%, 02/01/16	2,650	2,740,155
5.38%, 02/01/21	2,150	2,356,658
5.65%, 12/15/13	1,600	1,699,076
6.00%, 01/30/17	500	557,738
6.70%, 01/30/18	1,076	1,250,608
Health Care REIT Inc.
3.63%, 03/15/16[b]	300	306,783
4.70%, 09/15/17[b]	2,000	2,106,905
4.95%, 01/15/21	1,000	1,037,917
6.20%, 06/01/16	1,625	1,801,787
Healthcare Realty Trust Inc.
5.75%, 01/15/21	500	523,733
6.50%, 01/17/17	500	555,433
Hospitality Properties Trust
5.13%, 02/15/15[b]	1,000	1,029,036
5.63%, 03/15/17	900	946,177
7.88%, 08/15/14	450	487,067

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

HRPT Properties Trust
6.25%, 06/15/17	$1,000	$1,085,102
Kilroy Realty LP
4.80%, 07/15/18	1,500	1,551,841
Kimco Realty Corp.
5.70%, 05/01/17	2,500	2,785,787
Liberty Property LP
6.63%, 10/01/17	1,300	1,520,469
Mack-Cali Realty Corp.
7.75%, 08/15/19	300	368,038
National Retail Properties Inc.
5.50%, 07/15/21	1,000	980,034
Realty Income Corp.
6.75%, 08/15/19	1,000	1,173,790
Simon Property Group LP
4.13%, 12/01/21[b]	2,000	2,157,647
4.20%, 02/01/15[b]	2,500	2,679,182
4.38%, 03/01/21	1,400	1,536,042
5.25%, 12/01/16[b]	1,222	1,387,661
5.65%, 02/01/20	2,000	2,358,944
6.10%, 05/01/16	2,000	2,315,267
6.13%, 05/30/18	1,950	2,334,483
10.35%, 04/01/19	500	708,263
UDR Inc.
4.25%, 06/01/18	800	850,668
4.63%, 01/10/22	500	524,073
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	400	409,290
4.25%, 03/01/22[b]	500	498,046
4.75%, 06/01/21	500	517,847
Vornado Realty Trust
4.25%, 04/01/15	1,500	1,578,702
5.00%, 01/15/22	500	526,702

		80,828,702
RETAIL — 2.55%
Advance Auto Parts Inc.
4.50%, 01/15/22	200	211,802
AutoZone Inc.
5.75%, 01/15/15	2,095	2,318,030
6.50%, 01/15/14	1,174	1,287,617

Security	Principal (000s)	Value

Best Buy Co. Inc.
3.75%, 03/15/16	$200	$200,177
5.50%, 03/15/21[b]	1,650	1,601,098
6.75%, 07/15/13	1,000	1,059,697
Costco Wholesale Corp.
5.50%, 03/15/17	2,750	3,307,713
CVS Caremark Corp.
3.25%, 05/18/15	2,000	2,130,714
4.75%, 05/18/20	2,000	2,295,735
5.75%, 06/01/17	1,300	1,550,650
6.60%, 03/15/19	2,500	3,125,209
Darden Restaurants Inc.
4.50%, 10/15/21	2,000	2,099,055
Gap Inc. (The)
5.95%, 04/12/21	1,350	1,350,000
Home Depot Inc. (The)
4.40%, 04/01/21	3,500	4,013,469
5.25%, 12/16/13	2,000	2,167,239
5.40%, 03/01/16	3,983	4,630,057
Kohl’s Corp.
4.00%, 11/01/21	3,800	3,993,424
6.25%, 12/15/17	500	598,189
Lowe’s Companies Inc.
2.13%, 04/15/16[b]	2,000	2,072,064
3.80%, 11/15/21	150	162,961
4.63%, 04/15/20[b]	1,500	1,700,183
5.40%, 10/15/16	1,500	1,769,402
Macy’s Retail Holdings Inc.
3.88%, 01/15/22[b]	950	977,259
5.90%, 12/01/16	3,500	4,042,296
McDonald’s Corp.
2.63%, 01/15/22	850	864,619
3.63%, 05/20/21	1,000	1,098,332
4.30%, 03/01/13	3,000	3,116,565
5.35%, 03/01/18	2,284	2,753,887
Nordstrom Inc.
4.00%, 10/15/21	1,000	1,089,314
6.25%, 01/15/18[b]	2,700	3,306,577
O’Reilly Automotive Inc.
4.63%, 09/15/21	1,500	1,607,174

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Staples Inc.
9.75%, 01/15/14	$3,100	$3,539,018
Target Corp.
1.13%, 07/18/14	5,340	5,418,522
2.90%, 01/15/22	2,000	2,015,752
3.88%, 07/15/20[b]	1,000	1,105,030
6.00%, 01/15/18	2,550	3,108,335
TJX Companies Inc. (The)
6.95%, 04/15/19[b]	1,000	1,260,505
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,000	1,024,342
1.63%, 04/15/14	3,500	3,582,804
2.25%, 07/08/15	1,000	1,047,138
2.80%, 04/15/16	4,100	4,384,263
3.20%, 05/15/14	2,500	2,647,704
3.25%, 10/25/20	1,750	1,868,660
3.63%, 07/08/20	550	601,674
4.13%, 02/01/19[b]	500	562,192
4.25%, 04/15/21	3,000	3,423,732
4.55%, 05/01/13	4,583	4,805,636
5.38%, 04/05/17	1,000	1,190,666
5.80%, 02/15/18	2,084	2,582,540
Walgreen Co.
4.88%, 08/01/13	2,500	2,654,096
5.25%, 01/15/19	584	685,705
Yum! Brands Inc.
3.75%, 11/01/21	1,500	1,551,872
3.88%, 11/01/20	300	313,410
5.30%, 09/15/19	1,175	1,336,760
6.25%, 03/15/18	500	594,432

		113,805,296
SAVINGS & LOANS — 0.03%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,047,804
Santander Holdings USA Inc.
4.63%, 04/19/16	250	249,979

		1,297,783
SEMICONDUCTORS — 0.32%
Analog Devices Inc.
3.00%, 04/15/16	150	158,492
5.00%, 07/01/14	300	327,219

Security	Principal (000s)	Value

Applied Materials Inc.
2.65%, 06/15/16[b]	$400	$414,373
4.30%, 06/15/21	1,000	1,093,818
Broadcom Corp.
2.38%, 11/01/15	150	156,459
2.70%, 11/01/18	500	514,607
Intel Corp.
1.95%, 10/01/16	1,500	1,555,068
3.30%, 10/01/21	4,000	4,226,400
KLA-Tencor Corp.
6.90%, 05/01/18	500	598,867
National Semiconductor Corp.
6.60%, 06/15/17	1,500	1,838,198
Texas Instruments Inc.
1.38%, 05/15/14	2,400	2,445,853
2.38%, 05/16/16	750	786,816

		14,116,170
SOFTWARE — 0.80%
Adobe Systems Inc.
3.25%, 02/01/15	750	791,243
4.75%, 02/01/20	750	829,175
BMC Software Inc.
4.25%, 02/15/22	250	254,513
CA Inc.
5.38%, 12/01/19	1,000	1,085,387
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,028,497
Fiserv Inc.
3.13%, 06/15/16	1,200	1,233,953
4.75%, 06/15/21	1,450	1,530,393
6.80%, 11/20/17	500	595,502
Intuit Inc.
5.75%, 03/15/17	1,100	1,243,000
Microsoft Corp.
2.50%, 02/08/16[b]	3,600	3,828,609
2.95%, 06/01/14	1,000	1,055,835
4.00%, 02/08/21	2,000	2,277,038
4.20%, 06/01/19	3,050	3,512,271
Oracle Corp.
3.75%, 07/08/14	3,000	3,231,221
4.95%, 04/15/13	1,000	1,051,092

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

5.00%, 07/08/19	$1,000	$1,187,026
5.25%, 01/15/16	4,104	4,735,063
5.75%, 04/15/18	5,200	6,326,343

		35,796,161
TELECOMMUNICATIONS — 4.82%
America Movil SAB de CV
2.38%, 09/08/16	2,900	2,964,922
3.63%, 03/30/15	1,000	1,058,405
5.00%, 03/30/20	4,500	5,104,203
5.50%, 03/01/14	2,700	2,929,500
AT&T Inc.
1.60%, 02/15/17	1,000	1,005,910
2.40%, 08/15/16	3,450	3,576,398
2.50%, 08/15/15	5,000	5,229,480
2.95%, 05/15/16	6,000	6,346,721
3.88%, 08/15/21	4,000	4,304,055
4.95%, 01/15/13	2,750	2,853,301
5.10%, 09/15/14	2,150	2,377,138
5.50%, 02/01/18	3,614	4,288,534
5.63%, 06/15/16	1,950	2,262,969
5.80%, 02/15/19	2,700	3,254,514
6.70%, 11/15/13	3,060	3,362,266
British Telecom PLC
5.95%, 01/15/18	2,170	2,502,656
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	5,150	5,603,715
8.50%, 11/15/18	3,970	5,528,427
CenturyLink Inc.
6.45%, 06/15/21	1,000	1,058,738
Cisco Systems Inc.
3.15%, 03/14/17	1,000	1,086,036
4.45%, 01/15/20	2,500	2,889,275
4.95%, 02/15/19	1,000	1,178,018
5.50%, 02/22/16	9,392	10,964,663
Corning Inc.
4.25%, 08/15/20	200	215,020
Deutsche Telekom International Finance BV
4.88%, 07/08/14	1,000	1,074,036
5.25%, 07/22/13	3,000	3,158,467

Security	Principal (000s)	Value

5.88%, 08/20/13[b]	$3,115	$3,316,894
6.00%, 07/08/19	1,000	1,169,414
6.75%, 08/20/18	1,200	1,449,032
Embarq Corp.
7.08%, 06/01/16	3,333	3,699,501
France Telecom SA
2.13%, 09/16/15	1,400	1,424,158
2.75%, 09/14/16	1,500	1,556,760
4.13%, 09/14/21	2,500	2,624,108
4.38%, 07/08/14	1,500	1,602,805
5.38%, 07/08/19	1,000	1,131,112
Harris Corp.
4.40%, 12/15/20	200	211,524
5.00%, 10/01/15	1,500	1,659,135
6.38%, 06/15/19	1,300	1,540,569
Juniper Networks Inc.
3.10%, 03/15/16	550	571,712
4.60%, 03/15/21	600	647,000
Nokia OYJ
5.38%, 05/15/19	1,000	1,014,651
Qwest Communications International Inc.
7.13%, 04/01/18[b]	4,500	4,809,375
Qwest Communications International Inc. Series B
7.50%, 02/15/14	1,000	1,002,500
Qwest Corp.
6.50%, 06/01/17	2,000	2,262,215
6.75%, 12/01/21	1,000	1,135,349
7.50%, 10/01/14	1,500	1,674,354
8.38%, 05/01/16	1,400	1,640,093
Rogers Communications Inc.
6.80%, 08/15/18	1,500	1,894,982
Rogers Wireless Inc.
6.38%, 03/01/14	5,416	5,979,302
Telecom Italia Capital SA
4.95%, 09/30/14	1,000	1,005,000
5.25%, 11/15/13	4,199	4,251,488
5.25%, 10/01/15	2,250	2,266,875
7.18%, 06/18/19	2,550	2,632,875

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Telefonica Emisiones SAU
2.58%, 04/26/13	$1,500	$1,500,469
3.73%, 04/27/15	1,250	1,241,041
3.99%, 02/16/16	4,050	4,067,055
4.95%, 01/15/15	2,400	2,482,751
5.13%, 04/27/20	2,500	2,468,099
5.46%, 02/16/21	2,400	2,405,688
5.88%, 07/15/19	750	779,417
6.22%, 07/03/17	800	849,988
6.42%, 06/20/16	1,950	2,092,861
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	750	818,317
Verizon Communications Inc.
1.95%, 03/28/14	3,000	3,073,804
2.00%, 11/01/16	1,000	1,023,547
3.00%, 04/01/16	4,000	4,257,082
3.50%, 11/01/21	3,450	3,594,358
4.60%, 04/01/21	4,000	4,523,185
5.25%, 04/15/13	4,250	4,470,537
5.50%, 02/15/18	1,000	1,184,732
5.55%, 02/15/16	2,600	3,000,122
6.10%, 04/15/18	2,892	3,511,402
6.35%, 04/01/19	1,000	1,235,472
8.75%, 11/01/18	3,674	5,028,125
Virgin Media Secured Finance PLC
5.25%, 01/15/21	1,000	1,090,369
Vodafone Group PLC
2.88%, 03/16/16	5,200	5,484,425
4.15%, 06/10/14	7,000	7,494,208
5.45%, 06/10/19	1,750	2,075,028
5.63%, 02/27/17	2,350	2,780,032
5.75%, 03/15/16	1,933	2,247,517

		215,129,781
TEXTILES — 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	1,150	1,178,932

		1,178,932
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
6.13%, 05/15/14	1,000	1,087,337

Security	Principal (000s)	Value

Mattel Inc.
2.50%, 11/01/16	$400	$406,611
4.35%, 10/01/20	500	526,414

		2,020,362
TRANSPORTATION — 0.91%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	2,500	2,835,639
5.75%, 03/15/18	1,666	1,972,255
Canadian National Railway Co.
1.45%, 12/15/16	900	896,849
5.55%, 03/01/19	2,550	3,032,585
Canadian Pacific Railway Co.
7.25%, 05/15/19	500	601,585
Con-Way Inc.
7.25%, 01/15/18[b]	1,000	1,106,461
CSX Corp.
4.25%, 06/01/21	2,800	3,062,342
6.25%, 04/01/15	1,350	1,559,229
7.38%, 02/01/19	1,500	1,880,693
FedEx Corp.
8.00%, 01/15/19	500	654,989
Norfolk Southern Corp.
3.25%, 12/01/21	1,000	1,027,115
5.75%, 01/15/16	2,200	2,552,597
5.75%, 04/01/18	1,550	1,844,575
Ryder System Inc.
2.50%, 03/01/17	500	501,735
3.15%, 03/02/15	800	823,813
3.50%, 06/01/17[b]	450	463,583
3.60%, 03/01/16	100	104,645
5.85%, 11/01/16	1,500	1,714,593
Union Pacific Corp.
4.16%, 07/15/22	875	965,283
5.45%, 01/31/13	1,500	1,565,019
5.70%, 08/15/18[b]	1,137	1,365,722
5.75%, 11/15/17	1,350	1,603,548
United Parcel Service Inc.
3.13%, 01/15/21	4,100	4,394,572
3.88%, 04/01/14	2,750	2,936,010
5.13%, 04/01/19	1,000	1,207,043

		40,672,480

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

TRUCKING & LEASING — 0.04%
GATX Corp.
3.50%, 07/15/16	$750	$767,536
4.85%, 06/01/21	1,000	1,043,267

		1,810,803
WATER — 0.04%
Veolia Environnement
6.00%, 06/01/18	1,625	1,814,857

		1,814,857

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,845,920,876)		4,080,580,674

FOREIGN GOVERNMENT BONDS & NOTES[f] — 6.22%

BRAZIL — 0.61%
Brazil (Federative Republic of)
4.88%, 01/22/21[b]	4,900	5,529,650
5.88%, 01/15/19[b]	2,650	3,162,775
6.00%, 01/17/17	3,125	3,695,313
7.88%, 03/07/15	5,300	6,341,450
8.00%, 01/15/18	2,303	2,762,848
8.88%, 10/14/19[b]	1,000	1,415,000
10.25%, 06/17/13	1,750	1,964,375
12.75%, 01/15/20	1,500	2,512,500

		27,383,911
CANADA — 2.26%
British Columbia (Province of)
2.10%, 05/18/16	4,300	4,525,188
2.85%, 06/15/15	3,000	3,211,022
Canada (Government of)
2.38%, 09/10/14	3,000	3,148,032
Export Development Canada
1.50%, 05/15/14	8,000	8,202,366
3.13%, 04/24/14	4,000	4,237,201
Hydro-Quebec
2.00%, 06/30/16[b]	3,950	4,085,003
Manitoba (Province of)
1.38%, 04/28/14	3,400	3,469,704
4.90%, 12/06/16	3,750	4,329,183
New Brunswick (Province of)
5.20%, 02/21/17	500	585,027

Security	Principal (000s)	Value

Nova Scotia (Province of)
5.13%, 01/26/17	$750	$873,181
9.25%, 03/01/20	2,000	2,896,005
Ontario (Province of)
1.38%, 01/27/14	6,500	6,605,632
1.60%, 09/21/16	2,000	2,026,122
2.30%, 05/10/16	11,200	11,680,454
2.70%, 06/16/15[b]	3,000	3,166,388
2.95%, 02/05/15	6,000	6,377,033
4.00%, 10/07/19	4,100	4,622,682
4.10%, 06/16/14	2,000	2,160,892
4.40%, 04/14/20[b]	5,750	6,661,725
4.95%, 11/28/16	2,000	2,328,357
5.45%, 04/27/16	1,625	1,902,038
Quebec (Province of)
2.75%, 08/25/21	3,000	3,053,708
3.50%, 07/29/20[b]	3,000	3,269,399
4.60%, 05/26/15	2,950	3,310,888
4.63%, 05/14/18[b]	1,000	1,170,787
5.00%, 03/01/16	2,592	2,989,993

		100,888,010
CHILE — 0.11%
Chile (Republic of)
3.25%, 09/14/21[b]	2,000	2,043,240
5.50%, 01/15/13[b]	2,750	2,862,750

		4,905,990
COLOMBIA — 0.44%
Colombia (Republic of)
4.38%, 07/12/21	5,100	5,533,500
7.38%, 01/27/17	2,000	2,474,000
7.38%, 03/18/19	3,000	3,847,500
8.25%, 12/22/14	6,500	7,718,750

		19,573,750
ISRAEL — 0.13%
Israel (State of)
5.13%, 03/26/19[b]	4,000	4,466,000
5.50%, 11/09/16[b]	1,000	1,140,000

		5,606,000

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

ITALY — 0.59%
Italy (Republic of)
3.13%, 01/26/15	$6,550	$6,437,231
4.50%, 01/21/15	11,751	11,988,300
5.25%, 09/20/16	7,800	7,985,544

		26,411,075
JAPAN — 0.46%
Japan Finance Corp.
1.88%, 09/24/15[b]	1,500	1,537,499
2.13%, 02/07/19	1,000	992,168
2.25%, 07/13/16	1,500	1,556,675
2.50%, 01/21/16[b]	1,600	1,677,125
2.50%, 05/18/16	2,000	2,097,871
2.88%, 02/02/15	9,400	9,907,918
Japan Finance Organization for Municipalities
5.00%, 05/16/17	2,500	2,926,918

		20,696,174
MEXICO — 0.71%
United Mexican States
5.13%, 01/15/20[b]	5,500	6,270,000
5.63%, 01/15/17	8,300	9,545,000
5.88%, 02/17/14	4,500	4,873,500
5.95%, 03/19/19[b]	5,700	6,783,001
8.13%, 12/30/19	2,250	3,082,500
11.38%, 09/15/16[b]	800	1,138,000

		31,692,001
PANAMA — 0.13%
Panama (Republic of)
5.20%, 01/30/20[b]	4,000	4,580,000
7.25%, 03/15/15	1,000	1,157,500

		5,737,500
PERU — 0.09%
Peru (Republic of)
7.13%, 03/30/19[b]	1,650	2,099,625
9.88%, 02/06/15[b]	1,625	1,993,062

		4,092,687
POLAND — 0.34%
Poland (Republic of)
3.88%, 07/16/15	5,650	5,904,249

Security	Principal (000s)	Value

5.13%, 04/21/21	$2,000	$2,152,500
6.25%, 07/03/12	1,300	1,323,400
6.38%, 07/15/19	4,800	5,628,000

		15,008,149
SOUTH AFRICA — 0.17%
South Africa (Republic of)
5.50%, 03/09/20	2,500	2,821,875
6.88%, 05/27/19	4,000	4,865,000

		7,686,875
SOUTH KOREA — 0.18%
Korea (Republic of)
5.75%, 04/16/14	2,500	2,702,039
7.13%, 04/16/19	4,200	5,228,148

		7,930,187

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $263,903,898)		277,612,309

MUNICIPAL DEBT OBLIGATIONS — 0.46%

CALIFORNIA — 0.16%
State of California GO
3.95%, 11/01/15	875	926,896
5.25%, 04/01/14	2,000	2,136,320
5.45%, 04/01/15	500	548,790
5.75%, 03/01/17	500	572,495
6.20%, 10/01/19	1,500	1,759,275
State of California GO BAB General Fund
5.70%, 11/01/21	500	571,740
University of California RB College & University Revenue
0.89%, 07/01/13	500	502,610

		7,018,126
ILLINOIS — 0.23%
State of Illinois GO
4.07%, 01/01/14	2,500	2,593,050
4.42%, 01/01/15	3,000	3,151,830
4.96%, 03/01/16	500	534,660
5.37%, 03/01/17	250	271,520
5.67%, 03/01/18	2,000	2,189,380

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

February 29, 2012

Security	Principal (000s) or Shares	Value

5.88%, 03/01/19	$1,450	$1,605,600

		10,346,040
KENTUCKY — 0.01%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
3.17%, 04/01/18	500	515,050

		515,050
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GO BAB Property Tax
4.20%, 12/01/21	600	672,720

		672,720
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB Lease Appropriation
0.00%, 02/15/21 (AGM)	480	317,702
New Jersey State Turnpike Authority RB Turnpike Revenue
Series B
4.25%, 01/01/16 (AMBAC)	410	427,175

		744,877
PUERTO RICO — 0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
3.67%, 05/01/14	1,000	1,012,600

		1,012,600

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $19,372,219)		20,309,413

SHORT-TERM INVESTMENTS — 5.33%

MONEY MARKET FUNDS — 5.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,g,h]	164,597,823	164,597,823

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,g,h]	15,040,304	$15,040,304
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,g]	58,227,280	58,227,280

		237,865,407

TOTAL SHORT-TERM INVESTMENTS (Cost: $237,865,407)		237,865,407

TOTAL INVESTMENTS IN SECURITIES — 103.45% (Cost: $4,367,062,400)		4,616,367,803
Other Assets, Less Liabilities — (3.45)%		(153,966,489)

NET ASSETS — 100.00%		$4,462,401,314

BAB — Build America Bonds

GO — General Obligation

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Variable rates shown are as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 88.27%

ADVERTISING — 0.23%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$100	$99,770
10.00%, 07/15/17	200	230,000
Omnicom Group Inc.
4.45%, 08/15/20	200	216,420
5.90%, 04/15/16	1,300	1,498,184
WPP Finance 2010
4.75%, 11/21/21[a]	600	634,538

		2,678,912
AEROSPACE & DEFENSE — 1.21%
Boeing Co. (The)
3.50%, 02/15/15	300	324,330
4.88%, 02/15/20	600	715,201
5.00%, 03/15/14	425	463,721
5.88%, 02/15/40	250	329,428
6.88%, 03/15/39	450	659,576
General Dynamics Corp.
2.25%, 07/15/16	150	155,869
3.88%, 07/15/21	100	108,566
4.25%, 05/15/13	365	381,507
5.25%, 02/01/14	1,000	1,087,417
Goodrich Corp.
3.60%, 02/01/21	500	530,232
6.80%, 07/01/36	250	337,636
L-3 Communications Corp.
4.95%, 02/15/21	550	577,253
5.20%, 10/15/19[b]	300	321,851
Lockheed Martin Corp.
2.13%, 09/15/16	200	203,910
3.35%, 09/15/21	484	494,812
4.25%, 11/15/19	300	328,257
6.15%, 09/01/36	618	754,692
Northrop Grumman Corp.
3.50%, 03/15/21	750	771,821
5.05%, 08/01/19	500	573,857
Raytheon Co.
3.13%, 10/15/20	1,000	1,030,312

Security	Principal (000s)	Value

4.88%, 10/15/40	$250	$277,901
6.40%, 12/15/18	150	187,100
Rockwell Collins Inc.
3.10%, 11/15/21	50	51,361
5.25%, 07/15/19	100	117,467
United Technologies Corp.
4.50%, 04/15/20	1,150	1,329,262
4.88%, 05/01/15	270	304,138
5.70%, 04/15/40	350	447,733
6.05%, 06/01/36	285	368,260
6.13%, 02/01/19	725	902,540

		14,136,010
AGRICULTURE — 1.07%
Altria Group Inc.
4.13%, 09/11/15	600	657,789
4.75%, 05/05/21	600	660,498
9.25%, 08/06/19	876	1,196,972
9.70%, 11/10/18	925	1,261,382
10.20%, 02/06/39	600	959,766
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171	197,186
5.45%, 03/15/18	580	692,348
5.77%, 03/01/41	500	637,366
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350	366,497
8.50%, 06/15/19	100	123,855
Lorillard Tobacco Co.
3.50%, 08/04/16	100	104,694
6.88%, 05/01/20[b]	500	596,282
Philip Morris International Inc.
2.50%, 05/16/16	300	314,998
2.90%, 11/15/21	775	782,987
4.88%, 05/16/13	600	631,558
5.65%, 05/16/18	800	962,621
6.38%, 05/16/38	500	661,083
6.88%, 03/17/14	826	929,843
Reynolds American Inc.
6.75%, 06/15/17	580	689,485
7.25%, 06/15/37	114	136,965

		12,564,175

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

AIRLINES — 0.17%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 01/31/21[b]	$49	$47,813
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 10/15/21	150	157,875
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 04/19/22	232	255,607
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 11/10/19	463	515,565
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 12/17/19	219	246,725
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 05/23/19[b]	95	101,041
Southwest Airlines Co.
5.25%, 10/01/14	600	646,442

		1,971,068
APPAREL — 0.01%
VF Corp.
3.50%, 09/01/21	150	157,073

		157,073
AUTO MANUFACTURERS — 0.12%
Daimler Finance North America LLC
6.50%, 11/15/13	546	595,937
8.50%, 01/18/31	550	809,576

		1,405,513
AUTO PARTS & EQUIPMENT — 0.12%
BorgWarner Inc.
4.63%, 09/15/20	100	106,886
Johnson Controls Inc.
3.75%, 12/01/21	350	368,165
4.25%, 03/01/21	350	379,173
5.00%, 03/30/20[b]	250	284,141
5.70%, 03/01/41	200	232,163

		1,370,528

Security	Principal (000s)	Value

BANKS — 19.13%
Abbey National Capital Trust I
8.96%, 06/30/30[c]	$250	$245,000
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,300	1,271,899
American Express Bank FSB
5.50%, 04/16/13	1,200	1,260,206
Associated Banc-Corp
5.13%, 03/28/16	100	107,393
Bank of America Corp.
3.63%, 03/17/16	600	594,408
3.70%, 09/01/15	1,200	1,197,208
3.75%, 07/12/16	1,250	1,236,281
4.50%, 04/01/15	700	714,691
4.90%, 05/01/13	1,000	1,028,528
5.00%, 05/13/21	2,550	2,516,943
5.25%, 12/01/15[b]	700	708,924
5.42%, 03/15/17	700	698,281
5.63%, 07/01/20	1,250	1,283,091
5.65%, 05/01/18	800	832,586
5.75%, 12/01/17	250	260,823
5.88%, 01/05/21	500	522,642
6.50%, 08/01/16	1,700	1,836,442
7.38%, 05/15/14	1,850	2,012,977
7.63%, 06/01/19	400	458,498
Bank of America N.A.
5.30%, 03/15/17	1,000	996,667
6.00%, 10/15/36	426	405,951
Bank of Montreal
1.75%, 04/29/14[b]	1,500	1,527,131
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	1,500	1,539,616
3.55%, 09/23/21[b]	250	258,660
4.30%, 05/15/14	1,250	1,345,366
4.95%, 11/01/12	630	648,712
5.45%, 05/15/19	200	231,140
Bank of Nova Scotia
1.85%, 01/12/15[b]	500	510,519
2.55%, 01/12/17	500	513,245

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

2.90%, 03/29/16	$500	$523,017
3.40%, 01/22/15	634	673,117
4.38%, 01/13/21	150	164,627
Barclays Bank PLC
5.00%, 09/22/16	350	377,198
5.13%, 01/08/20	1,350	1,430,145
5.14%, 10/14/20[b]	250	240,095
5.20%, 07/10/14	1,950	2,068,278
6.75%, 05/22/19	750	865,642
BB&T Capital Trust II
6.75%, 06/07/36	228	232,560
BB&T Corp.
2.05%, 04/28/14[b]	500	510,610
3.20%, 03/15/16[b]	500	529,639
6.85%, 04/30/19	900	1,110,208
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	500	490,548
BNP Paribas SA
3.25%, 03/11/15	1,250	1,254,595
5.00%, 01/15/21	1,250	1,288,057
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	200	202,429
2.35%, 12/11/15	300	306,863
Capital One Capital V
10.25%, 08/15/39	250	263,125
Capital One Financial Corp.
2.13%, 07/15/14	150	150,768
3.15%, 07/15/16[b]	150	153,100
4.75%, 07/15/21	400	420,114
6.75%, 09/15/17	250	290,914
7.38%, 05/23/14	1,250	1,391,190
Citigroup Inc.
3.95%, 06/15/16	1,600	1,655,932
4.45%, 01/10/17	1,750	1,845,561
4.50%, 01/14/22[b]	1,550	1,583,465
4.75%, 05/19/15	1,850	1,964,756
5.00%, 09/15/14	1,500	1,567,079
5.38%, 08/09/20	1,400	1,518,126
5.50%, 04/11/13	647	670,999
6.00%, 12/13/13	1,000	1,061,484

Security	Principal (000s)	Value

6.00%, 08/15/17	$750	$827,649
6.00%, 10/31/33	855	836,587
6.13%, 11/21/17	750	833,745
6.13%, 05/15/18	500	557,093
6.50%, 08/19/13	1,000	1,060,180
6.88%, 03/05/38	750	882,362
8.13%, 07/15/39	750	977,549
8.50%, 05/22/19	1,500	1,874,015
Comerica Bank
5.75%, 11/21/16	1,000	1,114,325
Credit Suisse New York
3.50%, 03/23/15	1,600	1,650,596
4.38%, 08/05/20	1,000	1,011,730
5.00%, 05/15/13	977	1,014,060
5.30%, 08/13/19	650	686,893
5.40%, 01/14/20	600	600,802
5.50%, 05/01/14	1,300	1,390,163
6.00%, 02/15/18	500	515,710
Deutsche Bank AG London
3.25%, 01/11/16	950	964,621
3.45%, 03/30/15	1,000	1,030,338
4.88%, 05/20/13	566	583,043
5.38%, 10/12/12[b]	570	584,169
6.00%, 09/01/17	450	511,242
Discover Bank
7.00%, 04/15/20	550	609,953
Export-Import Bank of Korea (The)
4.13%, 09/09/15	1,000	1,041,317
5.00%, 04/11/22	500	525,203
5.13%, 06/29/20	1,000	1,063,812
8.13%, 01/21/14[b]	800	878,075
Fifth Third Bancorp
3.63%, 01/25/16	500	526,945
6.25%, 05/01/13	370	389,785
8.25%, 03/01/38	350	448,548
First Horizon National Corp.
5.38%, 12/15/15	250	259,096
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	1,200	1,202,126
3.70%, 08/01/15	250	255,054
5.00%, 10/01/14	867	918,583

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

5.25%, 10/15/13	$1,112	$1,166,590
5.25%, 07/27/21	2,700	2,674,635
5.35%, 01/15/16	1,250	1,324,836
5.38%, 03/15/20	500	504,767
5.45%, 11/01/12	414	424,747
5.63%, 01/15/17	1,150	1,199,544
5.75%, 01/24/22	1,250	1,294,972
5.95%, 01/18/18	1,200	1,293,723
5.95%, 01/15/27	570	565,634
6.00%, 05/01/14	250	267,769
6.00%, 06/15/20	250	261,971
6.13%, 02/15/33[b]	1,250	1,249,095
6.15%, 04/01/18	756	814,383
6.25%, 09/01/17	600	659,051
6.25%, 02/01/41	700	711,184
6.75%, 10/01/37	1,075	1,058,091
7.50%, 02/15/19	1,050	1,190,864
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,205	1,261,582
4.88%, 08/24/20	750	744,708
HSBC Holdings PLC
5.10%, 04/05/21	550	594,512
6.10%, 01/14/42	300	349,226
6.50%, 05/02/36	800	863,388
6.50%, 09/15/37	949	1,026,141
6.80%, 06/01/38	500	557,411
J.P. Morgan Chase & Co.
2.60%, 01/15/16	250	252,521
3.15%, 07/05/16	500	512,755
3.45%, 03/01/16	3,900	4,043,845
4.25%, 10/15/20	600	618,430
4.35%, 08/15/21	1,900	1,970,417
4.40%, 07/22/20	1,100	1,144,771
4.50%, 01/24/22	500	527,453
4.63%, 05/10/21	1,150	1,215,845
4.65%, 06/01/14	1,150	1,236,389
4.75%, 05/01/13	800	835,630
5.13%, 09/15/14[b]	1,150	1,229,582
5.40%, 01/06/42	600	633,969
5.50%, 10/15/40	300	323,601
5.60%, 07/15/41	500	543,387

Security	Principal (000s)	Value

5.75%, 01/02/13	$639	$664,060
6.00%, 01/15/18	1,169	1,351,323
6.30%, 04/23/19	450	523,520
6.40%, 05/15/38	625	743,635
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	2,100	2,349,888
J.P. Morgan Chase Capital XXV
6.80%, 10/01/37	150	150,750
KeyCorp
3.75%, 08/13/15	600	631,310
5.10%, 03/24/21	300	324,215
6.50%, 05/14/13	700	741,881
KfW
1.00%, 01/12/15	1,500	1,509,115
1.25%, 10/26/15	1,500	1,517,014
1.25%, 10/05/16	2,000	2,009,743
1.38%, 07/15/13	500	506,236
1.38%, 01/13/14	1,650	1,675,150
1.50%, 04/04/14	1,500	1,527,270
1.88%, 01/14/13	1,380	1,395,922
2.00%, 06/01/16	2,100	2,174,294
2.38%, 08/25/21	1,325	1,317,043
2.63%, 03/03/15	1,500	1,581,495
2.63%, 02/16/16	1,000	1,060,679
2.63%, 01/25/22	1,000	997,870
2.75%, 09/08/20	1,500	1,554,422
3.25%, 03/15/13	761	783,186
3.50%, 03/10/14	1,200	1,269,016
4.00%, 01/27/20	750	851,189
4.50%, 07/16/18	1,050	1,225,585
4.88%, 01/17/17	500	583,920
4.88%, 06/17/19	1,800	2,148,911
5.13%, 03/14/16	1,560	1,807,581
Korea Development Bank
3.88%, 05/04/17[b]	1,000	1,025,397
4.38%, 08/10/15[b]	500	524,774
8.00%, 01/23/14	500	550,037
Korea Finance Corp.
4.63%, 11/16/21	300	305,795
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	525	544,779

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

2.38%, 09/13/17[b]	$950	$990,203
3.13%, 07/15/15	600	642,687
3.25%, 03/15/13	250	256,841
4.13%, 07/15/13	500	523,645
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	570	663,423
Lloyds TSB Bank PLC
4.88%, 01/21/16	1,200	1,231,947
6.38%, 01/21/21	600	639,612
Morgan Stanley
2.88%, 01/24/14	350	347,262
3.80%, 04/29/16	1,400	1,364,375
4.75%, 04/01/14	1,300	1,323,096
5.45%, 01/09/17	450	462,000
5.50%, 07/28/21	950	920,951
5.63%, 09/23/19	250	245,429
5.75%, 10/18/16	1,254	1,309,425
5.75%, 01/25/21	2,100	2,067,202
5.95%, 12/28/17	750	778,816
6.00%, 05/13/14	1,500	1,565,604
6.00%, 04/28/15	1,500	1,578,008
6.63%, 04/01/18	1,332	1,420,842
7.25%, 04/01/32	350	379,971
7.30%, 05/13/19	1,225	1,322,202
National City Corp.
4.90%, 01/15/15[b]	228	248,219
6.88%, 05/15/19	1,300	1,511,733
Northern Trust Corp.
5.50%, 08/15/13	600	640,247
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,000	1,006,355
4.50%, 03/09/15	150	164,017
5.00%, 04/25/17	1,050	1,203,065
PNC Funding Corp.
3.63%, 02/08/15[d]	500	530,826
4.25%, 09/21/15[d]	200	219,179
5.13%, 02/08/20[d]	925	1,060,922
Rabobank Nederland
1.85%, 01/10/14	700	703,151
3.38%, 01/19/17	500	511,973

Security	Principal (000s)	Value

3.88%, 02/08/22	$726	$719,906
4.50%, 01/11/21	500	517,425
5.25%, 05/24/41	250	262,265
Royal Bank of Canada
1.45%, 10/30/14	1,250	1,272,939
2.10%, 07/29/13	750	764,687
2.30%, 07/20/16	500	511,008
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	250	249,533
3.40%, 08/23/13	500	506,103
4.38%, 03/16/16	1,300	1,319,179
5.63%, 08/24/20	750	765,039
6.13%, 01/11/21	300	319,966
6.40%, 10/21/19	600	606,145
Sovereign Bank
8.75%, 05/30/18	250	287,083
State Street Corp.
2.88%, 03/07/16	200	209,676
4.30%, 05/30/14	200	213,690
4.38%, 03/07/21	600	663,360
4.96%, 03/15/18	200	214,310
SunTrust Bank
5.00%, 09/01/15	77	80,977
SunTrust Banks Inc.
3.50%, 01/20/17	600	609,541
3.60%, 04/15/16	150	155,077
SunTrust Capital VIII
6.10%, 12/15/36	250	247,500
Toronto-Dominion Bank (The)
1.38%, 07/14/14	100	101,104
2.38%, 10/19/16	800	819,426
2.50%, 07/14/16	300	310,373
U.S. Bancorp
1.38%, 09/13/13	500	504,734
2.20%, 11/15/16	500	512,948
2.45%, 07/27/15	900	932,180
2.88%, 11/20/14[b]	400	417,291
4.13%, 05/24/21	200	219,236
4.20%, 05/15/14[b]	1,500	1,600,935
UBS AG Stamford
2.25%, 08/12/13	750	753,162

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

3.88%, 01/15/15[b]	$2,000	$2,066,071
4.88%, 08/04/20	500	513,792
5.75%, 04/25/18	650	710,480
5.88%, 12/20/17	800	880,165
UBS AG Stamford Series 10
5.88%, 07/15/16	600	628,117
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16[c]	250	223,750
Union Bank N.A.
5.95%, 05/11/16	600	658,670
US Bank N.A.
4.80%, 04/15/15	640	698,607
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15[b]	570	607,482
5.60%, 03/15/16	500	553,594
5.85%, 02/01/37	500	553,982
6.60%, 01/15/38	1,250	1,511,314
Wachovia Corp./Wells Fargo & Co.
5.50%, 05/01/13	700	737,254
5.63%, 10/15/16	1,100	1,229,976
5.75%, 02/01/18	750	866,493
Wells Fargo & Co.
1.25%, 02/13/15	750	748,451
3.68%, 06/15/16[e]	1,500	1,607,596
3.75%, 10/01/14	1,100	1,171,052
4.38%, 01/31/13	588	608,629
4.60%, 04/01/21	1,000	1,098,994
5.13%, 09/15/16	1,075	1,181,988
5.63%, 12/11/17	550	636,275
Wells Fargo Bank N.A.
4.75%, 02/09/15	750	804,759
Westpac Banking Corp.
2.10%, 08/02/13[b]	500	505,586
3.00%, 08/04/15	600	614,317
4.20%, 02/27/15	650	686,988
4.88%, 11/19/19	800	855,471

		223,727,741

Security	Principal (000s)	Value

BEVERAGES — 1.84%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	$905	$1,070,521
6.45%, 09/01/37	228	310,879
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	1,850	1,880,209
4.13%, 01/15/15[b]	450	489,425
4.38%, 02/15/21[b]	75	85,075
5.38%, 11/15/14	900	1,006,813
5.38%, 01/15/20	534	636,854
6.38%, 01/15/40	750	1,034,833
7.75%, 01/15/19	250	329,101
8.20%, 01/15/39	350	548,371
Beam Inc.
5.38%, 01/15/16	45	49,963
Bottling Group LLC
6.95%, 03/15/14	600	673,786
Brown-Forman Corp.
2.50%, 01/15/16	300	308,092
Coca-Cola Co. (The)
1.80%, 09/01/16	600	615,038
3.15%, 11/15/20	500	530,187
3.30%, 09/01/21	1,400	1,490,789
3.63%, 03/15/14	1,200	1,274,640
Coca-Cola Enterprises Inc.
3.50%, 09/15/20	250	256,545
4.50%, 09/01/21	200	219,473
Diageo Capital PLC
5.75%, 10/23/17	1,726	2,072,266
5.88%, 09/30/36	228	284,933
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	250	259,993
3.20%, 11/15/21	700	704,179
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	285	392,714
PepsiCo Inc.
2.50%, 05/10/16	1,100	1,154,782
3.00%, 08/25/21[b]	1,000	1,026,820
3.10%, 01/15/15	300	319,362

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

3.75%, 03/01/14	$750	$796,855
5.50%, 01/15/40	250	311,146
7.90%, 11/01/18	1,025	1,394,842

		21,528,486
BIOTECHNOLOGY — 0.70%
Amgen Inc.
2.30%, 06/15/16	300	307,715
3.88%, 11/15/21	710	738,972
4.10%, 06/15/21	400	424,489
5.15%, 11/15/41	750	781,422
5.65%, 06/15/42	300	333,722
5.75%, 03/15/40	500	559,393
5.85%, 06/01/17	1,125	1,332,047
6.38%, 06/01/37	500	599,493
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	300	317,498
Celgene Corp.
3.95%, 10/15/20	200	206,224
Genentech Inc.
5.25%, 07/15/35	137	159,383
Gilead Sciences Inc.
2.40%, 12/01/14	134	139,251
3.05%, 12/01/16	100	105,078
4.40%, 12/01/21	1,050	1,120,492
4.50%, 04/01/21	200	214,190
5.65%, 12/01/41	300	335,995
Life Technologies Corp.
5.00%, 01/15/21	150	163,704
6.00%, 03/01/20	300	346,779

		8,185,847
BUILDING MATERIALS — 0.14%
CRH America Inc.
5.30%, 10/15/13	570	593,324
6.00%, 09/30/16	494	538,718
Owens Corning Inc.
6.50%, 12/01/16	450	500,750

		1,632,792
CHEMICALS — 1.43%
Agrium Inc.
6.75%, 01/15/19[b]	250	303,013

Security	Principal (000s)	Value

Air Products and Chemicals Inc.
2.00%, 08/02/16	$250	$255,586
3.00%, 11/03/21	500	513,634
4.38%, 08/21/19	150	168,215
Albemarle Corp.
4.50%, 12/15/20	200	213,017
Dow Chemical Co. (The)
4.13%, 11/15/21	710	750,543
5.90%, 02/15/15	500	564,581
7.60%, 05/15/14	1,076	1,221,550
8.55%, 05/15/19	600	799,228
9.40%, 05/15/39	700	1,106,515
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16[b]	500	525,153
3.63%, 01/15/21	484	529,988
4.63%, 01/15/20	750	870,329
5.25%, 12/15/16	228	267,640
5.88%, 01/15/14	102	111,341
6.00%, 07/15/18[b]	779	979,084
Eastman Chemical Co.
5.50%, 11/15/19	600	681,362
Ecolab Inc.
3.00%, 12/08/16	900	950,156
4.35%, 12/08/21	550	606,186
5.50%, 12/08/41	100	117,576
FMC Corp.
3.95%, 02/01/22	100	103,918
Lubrizol Corp.
8.88%, 02/01/19	250	341,532
Monsanto Co.
2.75%, 04/15/16	150	158,232
5.88%, 04/15/38	150	191,559
Mosaic Co. (The)
3.75%, 11/15/21	300	310,920
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	450	484,058
5.25%, 05/15/14	250	273,216
5.63%, 12/01/40	450	559,851
6.50%, 05/15/19	250	312,599
PPG Industries Inc.
1.90%, 01/15/16	100	100,462

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

3.60%, 11/15/20	$100	$105,129
6.65%, 03/15/18	150	182,569
Praxair Inc.
2.13%, 06/14/13	450	458,178
2.45%, 02/15/22	500	498,772
3.00%, 09/01/21	100	103,965
4.05%, 03/15/21	200	224,461
4.63%, 03/30/15	500	551,290
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125	131,569
Sigma-Aldrich Corp.
3.38%, 11/01/20	50	52,284
Valspar Corp. (The)
4.20%, 01/15/22	50	51,309

		16,730,570
COMMERCIAL SERVICES — 0.33%
Emory University
5.63%, 09/01/19	250	306,005
Equifax Inc.
6.30%, 07/01/17	100	113,115
Johns Hopkins University
5.25%, 07/01/19	250	298,574
Massachusetts Institute of Technology
5.60%, 07/01/11	500	659,243
Moody’s Corp.
5.50%, 09/01/20[b]	100	106,433
Princeton University Series A
4.95%, 03/01/19	250	295,272
SAIC Inc.
4.45%, 12/01/20	200	213,771
Stanford University
4.75%, 05/01/19	159	186,321
Vanderbilt University
5.25%, 04/01/19	250	297,054
Western Union Co. (The)
3.65%, 08/22/18	250	258,368
5.25%, 04/01/20	160	178,071
5.93%, 10/01/16[b]	650	740,652

Security	Principal (000s)	Value

Yale University
2.90%, 10/15/14	$250	$265,255

		3,918,134
COMPUTERS — 1.41%
Computer Sciences Corp.
6.50%, 03/15/18[b]	600	634,374
Dell Inc.
2.30%, 09/10/15	1,900	1,963,818
4.70%, 04/15/13	200	209,150
5.40%, 09/10/40[b]	100	113,314
5.88%, 06/15/19	200	236,984
Hewlett-Packard Co.
1.25%, 09/13/13	250	250,748
2.13%, 09/13/15	400	402,765
2.65%, 06/01/16	400	408,470
3.00%, 09/15/16	950	989,935
3.75%, 12/01/20	350	354,478
4.30%, 06/01/21	200	209,672
4.65%, 12/09/21	1,000	1,074,894
4.75%, 06/02/14	1,400	1,497,075
6.00%, 09/15/41	500	576,662
6.13%, 03/01/14	700	763,514
International Business Machines Corp.
0.55%, 02/06/15	500	497,516
0.88%, 10/31/14	1,000	1,007,182
1.00%, 08/05/13	200	201,413
1.25%, 02/06/17[b]	500	498,670
1.95%, 07/22/16	400	413,563
2.10%, 05/06/13	1,025	1,045,833
2.90%, 11/01/21[b]	150	155,411
5.60%, 11/30/39	1,020	1,301,907
5.70%, 09/14/17	784	950,135
7.63%, 10/15/18	570	771,047

		16,528,530
COSMETICS & PERSONAL CARE — 0.49%
Avon Products Inc.
6.50%, 03/01/19	600	674,137
Colgate-Palmolive Co.
1.30%, 01/15/17	500	502,930
2.95%, 11/01/20[b]	250	260,142

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Procter & Gamble Co. (The)
1.45%, 08/15/16	$1,500	$1,521,072
3.50%, 02/15/15	725	778,278
4.70%, 02/15/19	750	883,656
5.55%, 03/05/37	828	1,066,776

		5,686,991
DISTRIBUTION & WHOLESALE — 0.04%
Arrow Electronics Inc.
3.38%, 11/01/15[b]	250	255,658
Ingram Micro Inc.
5.25%, 09/01/17	150	159,359

		415,017
DIVERSIFIED FINANCIAL SERVICES — 5.84%
Alterra Finance LLC
6.25%, 09/30/20	100	105,225
American Express Co.
6.80%, 09/01/16[b,c]	128	130,880
7.00%, 03/19/18	756	925,635
7.25%, 05/20/14	800	902,786
8.13%, 05/20/19	250	328,264
8.15%, 03/19/38	500	739,515
American Express Credit Corp.
2.75%, 09/15/15	900	941,118
2.80%, 09/19/16	1,500	1,550,224
American Express Credit Corp. Series C
7.30%, 08/20/13	1,400	1,526,111
American Express Credit Corp. Series D
5.13%, 08/25/14	450	494,800
Ameriprise Financial Inc.
5.65%, 11/15/15	600	679,625
Associates Corp. of North America
6.95%, 11/01/18	855	970,435
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	570	632,380
7.25%, 02/01/18	750	900,176
Boeing Capital Corp.
4.70%, 10/27/19[b]	250	293,272

Security	Principal (000s)	Value

Capital One Bank (USA) N.A.
8.80%, 07/15/19	$850	$1,036,613
Capital One Capital III
7.69%, 08/15/36	500	510,000
Caterpillar Financial Services Corp.
2.00%, 04/05/13	750	762,239
2.05%, 08/01/16	850	870,790
6.13%, 02/17/14	530	583,679
7.15%, 02/15/19	650	840,521
Charles Schwab Corp. (The)
4.95%, 06/01/14	600	650,449
Citigroup Capital XXI
8.30%, 12/21/37[b,c]	497	509,425
CME Group Inc.
5.40%, 08/01/13[b]	125	132,620
Countrywide Financial Corp.
6.25%, 05/15/16	575	576,493
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17[c]	250	225,000
Credit Suisse (USA) Inc.
5.38%, 03/02/16[b]	969	1,050,405
7.13%, 07/15/32	150	183,185
General Electric Capital Corp.
1.88%, 09/16/13	500	507,039
2.10%, 01/07/14	1,000	1,019,130
2.95%, 05/09/16[b]	1,000	1,047,183
3.50%, 06/29/15	1,500	1,598,438
4.63%, 01/07/21	2,300	2,481,226
4.65%, 10/17/21	1,000	1,082,399
4.88%, 03/04/15	1,050	1,154,782
5.00%, 01/08/16[b]	1,710	1,890,843
5.30%, 02/11/21	750	824,002
5.40%, 02/15/17	750	855,436
5.63%, 09/15/17	1,050	1,208,419
5.63%, 05/01/18	1,200	1,385,153
5.65%, 06/09/14	850	933,454
5.88%, 01/14/38	1,850	2,060,059
5.90%, 05/13/14	500	551,983
6.00%, 08/07/19	125	146,384
6.38%, 11/15/17[c]	400	404,000

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.75%, 03/15/32	$1,267	$1,530,897
6.88%, 01/10/39	1,350	1,668,182
General Electric Capital Corp. Series A
3.75%, 11/14/14	800	855,125
Goldman Sachs Capital I
6.35%, 02/15/34	570	532,950
HSBC Finance Corp.
5.00%, 06/30/15	600	645,208
5.50%, 01/19/16	750	811,759
6.68%, 01/15/21	1,064	1,121,968
7.00%, 05/15/12	1,065	1,077,863
J.P. Morgan Chase Capital XXVII Series AA
7.00%, 11/01/39	950	959,500
Jefferies Group Inc.
3.88%, 11/09/15[b]	200	187,000
5.13%, 04/13/18	450	418,500
6.45%, 06/08/27	250	232,500
8.50%, 07/15/19	250	266,250
John Deere Capital Corp.
1.60%, 03/03/14	700	713,190
1.85%, 09/15/16	200	203,273
2.25%, 06/07/16[b]	500	516,995
2.95%, 03/09/15[b]	400	425,980
3.15%, 10/15/21	300	313,236
Lazard Group LLC
6.85%, 06/15/17[b]	300	327,290
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741	770,966
6.05%, 05/16/16	650	659,750
6.11%, 01/29/37	300	281,053
6.40%, 08/28/17	776	826,620
6.88%, 04/25/18	1,275	1,373,858
7.75%, 05/14/38	1,150	1,219,536
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	500	528,750
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	86,719
5.55%, 01/15/20	250	259,206

Security	Principal (000s)	Value

National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	$700	$1,016,343
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	325	458,772
Nomura Holdings Inc.
4.13%, 01/19/16	500	502,642
5.00%, 03/04/15	250	261,189
6.70%, 03/04/20	550	598,676
NYSE Euronext
4.80%, 06/28/13	125	130,976
ORIX Corp.
4.71%, 04/27/15[b]	500	530,631
PACCAR Financial Corp.
1.55%, 09/29/14	500	497,704
Raymond James Financial Inc.
4.25%, 04/15/16	50	52,652
SLM Corp.
5.00%, 10/01/13	545	561,350
5.63%, 08/01/33	250	210,625
6.00%, 01/25/17	500	520,000
6.25%, 01/25/16	676	706,420
7.25%, 01/25/22	500	521,250
8.00%, 03/25/20	150	164,250
8.45%, 06/15/18	600	666,000
Swedish Export Credit Corp.
3.25%, 09/16/14	500	525,460
5.13%, 03/01/17	621	712,150
Toyota Motor Credit Corp.
1.25%, 11/17/14	800	807,850
2.00%, 09/15/16	850	866,857
3.20%, 06/17/15	550	584,658
3.40%, 09/15/21	400	414,940

		68,327,314
ELECTRIC — 6.13%
Alabama Power Co.
3.38%, 10/01/20	500	520,712
4.10%, 01/15/42	450	455,360
6.00%, 03/01/39	500	651,230

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Appalachian Power Co. Series Q
7.00%, 04/01/38	$750	$1,010,390
Arizona Public Service Co.
4.50%, 04/01/42	350	358,049
5.80%, 06/30/14	400	440,182
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	1,100	1,227,970
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	250	313,485
Commonwealth Edison Co.
1.95%, 09/01/16(b)	500	505,918
3.40%, 09/01/21	200	210,327
5.80%, 03/15/18	405	478,834
6.45%, 01/15/38	500	678,307
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	550	673,640
6.30%, 08/15/37	548	723,671
6.65%, 04/01/19	600	750,628
Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13	580	602,614
Constellation Energy Group Inc.
4.55%, 06/15/15	434	470,177
7.60%, 04/01/32	500	668,868
Consumers Energy Co.
6.70%, 09/15/19	850	1,078,655
Detroit Edison Co. (The)
5.70%, 10/01/37	550	670,612
Dominion Resources Inc.
4.45%, 03/15/21	500	557,950
5.15%, 07/15/15	417	468,743
7.00%, 06/15/38	250	341,862
8.88%, 01/15/19	600	807,302
Duke Energy Carolinas LLC
3.90%, 06/15/21[b]	450	494,949

Security	Principal (000s)	Value

4.25%, 12/15/41	$710	$743,123
6.05%, 04/15/38	500	662,125
Duke Energy Corp.
2.15%, 11/15/16	450	456,544
3.55%, 09/15/21	200	208,594
3.95%, 09/15/14	500	535,544
6.30%, 02/01/14	375	412,613
Duke Energy Indiana Inc.
6.35%, 08/15/38	600	807,104
Edison International
3.75%, 09/15/17	200	214,184
Entergy Arkansas Inc.
3.75%, 02/15/21	300	303,924
Entergy Louisiana LLC
1.88%, 12/15/14	700	707,089
Entergy Texas Inc.
7.13%, 02/01/19	500	607,803
Exelon Corp.
4.90%, 06/15/15	457	500,934
Exelon Generation Co. LLC
5.20%, 10/01/19	800	896,782
5.35%, 01/15/14	434	465,957
6.25%, 10/01/39	500	611,882
FirstEnergy Corp.
7.38%, 11/15/31	570	731,549
FirstEnergy Solutions Corp.
4.80%, 02/15/15	500	539,657
6.05%, 08/15/21	500	574,599
6.80%, 08/15/39	700	819,151
Florida Power & Light Co.
5.25%, 02/01/41	250	302,731
5.95%, 02/01/38	475	622,577
5.96%, 04/01/39	600	792,091
Florida Power Corp.
5.65%, 04/01/40	200	248,284
6.40%, 06/15/38	485	641,552
FPL Group Capital Inc.
6.00%, 03/01/19	150	174,846
Georgia Power Co.
4.30%, 03/15/42	500	499,745
5.40%, 06/01/40	200	238,317

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Great Plains Energy Inc.
2.75%, 08/15/13	$500	$506,771
4.85%, 06/01/21	50	53,344
Iberdrola International BV
6.75%, 07/15/36[b]	400	450,302
Indiana Michigan Power Co.
7.00%, 03/15/19	600	747,903
Integrys Energy Group Inc.
4.17%, 11/01/20	100	103,245
Interstate Power & Light Co.
6.25%, 07/15/39	100	128,679
Kansas City Power & Light Co.
5.30%, 10/01/41	200	218,017
Kentucky Utilities Co.
1.63%, 11/01/15	50	50,901
5.13%, 11/01/40	450	524,730
LG&E and KU Energy LLC
2.13%, 11/15/15	200	201,804
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	750	892,536
6.13%, 04/01/36	838	1,032,575
6.50%, 09/15/37	650	842,510
National Fuel Gas Co.
4.90%, 12/01/21	300	307,512
Nevada Power Co.
6.65%, 04/01/36	250	331,619
7.13%, 03/15/19	1,600	2,018,536
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21[b]	750	810,158
Nisource Finance Corp.
4.45%, 12/01/21[b]	500	529,261
5.80%, 02/01/42	100	110,172
6.40%, 03/15/18	800	940,713
Oglethorpe Power Corp.
5.25%, 09/01/50	200	217,942
5.38%, 11/01/40	200	226,933
Ohio Power Co. Series M
5.38%, 10/01/21	550	641,725
Oklahoma Gas & Electric Co.
5.25%, 05/15/41	400	456,947

Security	Principal (000s)	Value

Oncor Electric Delivery Co.
5.95%, 09/01/13	$500	$533,631
6.80%, 09/01/18	150	182,192
7.00%, 09/01/22	535	670,058
Pacific Gas & Electric Co.
4.80%, 03/01/14	713	768,693
5.40%, 01/15/40	400	476,101
6.05%, 03/01/34	525	665,263
6.25%, 03/01/39	500	661,570
8.25%, 10/15/18	650	870,853
PacifiCorp
2.95%, 02/01/22	750	754,611
3.85%, 06/15/21	200	217,444
6.00%, 01/15/39	500	641,173
Portland General Electric Co.
6.10%, 04/15/19	200	244,832
PPL Electric Utilities Corp.
3.00%, 09/15/21	150	152,774
5.20%, 07/15/41	400	472,355
PPL Energy Supply LLC
4.60%, 12/15/21[b]	200	208,349
6.20%, 05/15/16	272	305,840
Progress Energy Carolina
5.30%, 01/15/19	1,550	1,814,127
Progress Energy Inc.
4.40%, 01/15/21	200	221,206
7.75%, 03/01/31	500	711,662
PSEG Power LLC
2.50%, 04/15/13	250	254,730
4.15%, 09/15/21	100	105,001
Public Service Co. of Colorado
4.75%, 08/15/41	50	56,166
7.88%, 10/01/12	475	494,989
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	220,478
Public Service Electric & Gas Co.
5.50%, 03/01/40	500	622,622
Public Service Electric & Gas Co. Series D
5.70%, 12/01/36	250	317,246

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Public Service Electric & Gas Co. Series G
0.85%, 08/15/14	$1,000	$1,003,578
Puget Sound Energy Inc.
5.76%, 10/01/39	250	304,757
5.76%, 07/15/40	250	305,834
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	207,043
3.95%, 11/15/41	450	451,481
6.00%, 06/01/39[b]	200	264,756
SCANA Corp.
4.13%, 02/01/22	200	200,755
4.75%, 05/15/21	850	903,502
Sierra Pacific Power Co.
5.45%, 09/01/13	150	159,558
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250	316,469
Southern California Edison Co.
3.88%, 06/01/21	350	387,141
5.50%, 08/15/18	150	180,378
5.50%, 03/15/40	550	688,207
5.75%, 04/01/35	600	757,168
6.00%, 01/15/34	457	589,317
Southern Co. (The)
1.95%, 09/01/16	575	576,833
2.38%, 09/15/15	200	204,814
Southern Power Co.
5.15%, 09/15/41	100	107,465
TECO Finance Inc.
6.57%, 11/01/17	600	718,642
TransAlta Corp.
4.75%, 01/15/15	750	803,114
Tucson Electric Power Co.
5.15%, 11/15/21	500	526,182
UIL Holdings Corp.
4.63%, 10/01/20	100	102,831
Union Electric Co.
6.70%, 02/01/19	1,250	1,517,081
Virginia Electric and Power Co.
2.95%, 01/15/22	400	404,174

Security	Principal (000s)	Value

5.40%, 04/30/18[b]	$486	$582,116
8.88%, 11/15/38	600	981,281
Virginia Electric and Power Co. Series A
6.00%, 05/15/37	300	387,289
Westar Energy Inc.
4.13%, 03/01/42	50	50,207
Wisconsin Electric Power Co.
2.95%, 09/15/21	200	202,866
4.25%, 12/15/19	450	502,778
Xcel Energy Inc.
4.70%, 05/15/20	1,600	1,811,668
6.50%, 07/01/36	800	1,023,762

		71,691,584
ELECTRICAL COMPONENTS & EQUIPMENT — 0.07%
Emerson Electric Co.
5.00%, 04/15/19	700	812,127

		812,127
ELECTRONICS — 0.51%
Agilent Technologies Inc.
5.00%, 07/15/20	500	561,803
Amphenol Corp.
4.00%, 02/01/22	50	51,118
Honeywell International Inc.
4.25%, 03/01/13	550	570,814
4.25%, 03/01/21	450	517,897
5.00%, 02/15/19	250	296,193
5.70%, 03/15/37	500	626,227
Koninklijke Philips Electronics NV
5.75%, 03/11/18	800	937,519
PerkinElmer Inc.
5.00%, 11/15/21	50	53,043
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	275	281,970
2.25%, 08/15/16	1,000	1,035,454
3.20%, 03/01/16[b]	300	321,228
4.50%, 03/01/21	650	744,167

		5,997,433

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

ENGINEERING & CONSTRUCTION — 0.03%
Fluor Corp.
3.38%, 09/15/21	$300	$299,928

		299,928
ENTERTAINMENT — 0.02%
International Game Technology
7.50%, 06/15/19	150	176,383

		176,383
ENVIRONMENTAL CONTROL — 0.35%
Allied Waste North America Inc.
6.88%, 06/01/17	400	418,500
Republic Services Inc.
3.80%, 05/15/18[b]	1,200	1,283,717
6.20%, 03/01/40	500	622,403
Waste Management Inc.
2.60%, 09/01/16	100	103,111
6.10%, 03/15/18	250	296,673
6.13%, 11/30/39	300	377,864
6.38%, 03/11/15	450	514,386
7.00%, 07/15/28	114	148,623
7.38%, 03/11/19	250	316,520

		4,081,797
FOOD — 1.85%
Campbell Soup Co.
3.05%, 07/15/17[b]	500	536,484
ConAgra Foods Inc.
7.00%, 04/15/19	700	842,080
Corn Products International Inc.
4.63%, 11/01/20	150	157,611
Delhaize Group SA
5.70%, 10/01/40	200	188,434
6.50%, 06/15/17[b]	450	524,657
General Mills Inc.
3.15%, 12/15/21	200	203,750
5.65%, 02/15/19	1,275	1,531,936
H.J. Heinz Co.
2.85%, 03/01/22	500	502,261
3.13%, 09/12/21[b]	350	355,700
5.35%, 07/15/13	250	265,836

Security	Principal (000s)	Value

Hershey Co. (The)
1.50%, 11/01/16	$500	$499,418
4.13%, 12/01/20	100	111,219
Kellogg Co.
1.88%, 11/17/16	400	404,499
4.00%, 12/15/20	600	642,301
Kellogg Co. Series B
7.45%, 04/01/31	342	458,011
Kraft Foods Inc.
4.13%, 02/09/16	1,000	1,092,970
5.38%, 02/10/20	1,250	1,460,510
6.00%, 02/11/13	570	598,092
6.13%, 02/01/18	1,140	1,364,156
6.13%, 08/23/18	900	1,084,683
6.50%, 02/09/40	550	707,098
6.88%, 02/01/38	500	659,131
Kroger Co. (The)
2.20%, 01/15/17	500	506,342
5.40%, 07/15/40	250	273,887
5.50%, 02/01/13	285	297,469
7.50%, 01/15/14	700	781,350
7.50%, 04/01/31	350	460,356
McCormick & Co. Inc.
3.90%, 07/15/21	300	323,745
Ralcorp Holdings Inc.
4.95%, 08/15/20	100	102,231
Safeway Inc.
3.95%, 08/15/20[b]	750	761,978
5.80%, 08/15/12	585	596,871
Sara Lee Corp.
6.13%, 11/01/32	500	508,435
Sysco Corp.
6.63%, 03/17/39	100	142,483
Tyson Foods Inc.
10.50%, 03/01/14	250	289,139
Unilever Capital Corp.
2.75%, 02/10/16	1,550	1,640,630
4.25%, 02/10/21	250	286,414
5.90%, 11/15/32	342	445,401

		21,607,568

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.33%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	$100	$119,171
Georgia-Pacific LLC
7.75%, 11/15/29	500	634,098
International Paper Co.
4.75%, 02/15/22[b]	750	816,517
6.00%, 11/15/41	50	57,854
7.50%, 08/15/21[b]	400	513,767
7.95%, 06/15/18	347	436,233
9.38%, 05/15/19	950	1,257,860

		3,835,500
GAS — 0.23%
AGL Capital Corp.
5.25%, 08/15/19	200	228,742
5.88%, 03/15/41	200	237,705
Atmos Energy Corp.
5.50%, 06/15/41	100	118,359
8.50%, 03/15/19	300	396,651
National Grid PLC
6.30%, 08/01/16	150	173,176
Questar Corp.
2.75%, 02/01/16	50	51,547
Sempra Energy
2.00%, 03/15/14	250	255,274
6.00%, 10/15/39	500	624,266
9.80%, 02/15/19	400	546,126

		2,631,846
HAND & MACHINE TOOLS — 0.07%
Stanley Black & Decker Inc.
3.40%, 12/01/21	500	513,459
8.95%, 04/15/14	250	285,338

		798,797
HEALTH CARE — PRODUCTS — 0.87%
Baxter International Inc.
1.85%, 01/15/17	1,000	1,019,884
5.38%, 06/01/18	900	1,070,269
Becton, Dickinson and Co.
3.25%, 11/12/20	1,150	1,205,276

Security	Principal (000s)	Value

Boston Scientific Corp.
6.00%, 01/15/20[b]	$1,000	$1,168,590
CareFusion Corp.
5.13%, 08/01/14	400	433,758
Covidien International Finance SA
6.00%, 10/15/17[b]	650	786,598
6.55%, 10/15/37	500	675,470
CR Bard Inc.
2.88%, 01/15/16	100	105,246
Hospira Inc.
6.05%, 03/30/17	350	391,618
Medtronic Inc.
3.00%, 03/15/15	500	533,401
4.45%, 03/15/20	550	628,617
5.55%, 03/15/40	500	622,004
5.60%, 03/15/19[b]	250	301,025
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,697
3.75%, 07/15/14	300	319,635
Stryker Corp.
2.00%, 09/30/16	300	307,610
Zimmer Holdings Inc.
3.38%, 11/30/21	500	512,407

		10,184,105
HEALTH CARE — SERVICES — 0.96%
Aetna Inc.
3.95%, 09/01/20	100	107,642
4.13%, 06/01/21	400	436,848
6.63%, 06/15/36	550	704,135
Cigna Corp.
4.38%, 12/15/20	150	157,785
4.50%, 03/15/21	200	212,545
5.13%, 06/15/20	925	1,023,324
5.38%, 02/15/42	300	318,293
Coventry Health Care Inc.
5.45%, 06/15/21	150	167,000
Humana Inc.
6.45%, 06/01/16	300	341,304
7.20%, 06/15/18	250	301,387

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Laboratory Corp. of America Holdings
3.13%, 05/15/16	$250	$262,051
Quest Diagnostics Inc.
4.70%, 04/01/21	200	218,079
6.95%, 07/01/37	250	311,980
UnitedHealth Group Inc.
4.63%, 11/15/41	200	213,247
4.70%, 02/15/21	200	230,292
4.88%, 04/01/13	600	626,632
5.38%, 03/15/16[b]	250	289,147
5.80%, 03/15/36	274	333,758
6.00%, 02/15/18	1,266	1,542,951
6.88%, 02/15/38	800	1,110,666
WellPoint Inc.
3.70%, 08/15/21	700	738,428
4.35%, 08/15/20	200	219,594
5.25%, 01/15/16	500	564,715
6.38%, 06/15/37	650	835,118

		11,266,921
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.85%, 06/15/21[b]	500	519,764

		519,764
HOUSEHOLD PRODUCTS & WARES — 0.16%
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	52,691
Clorox Co. (The)
3.80%, 11/15/21	500	517,325
Kimberly-Clark Corp.
6.13%, 08/01/17	250	305,910
6.63%, 08/01/37	550	764,588
Tupperware Brands Corp.
4.75%, 06/01/21	200	204,834

		1,845,348
HOUSEWARES — 0.03%
Newell Rubbermaid Inc.
4.70%, 08/15/20	100	108,124
5.50%, 04/15/13	250	262,368

		370,492

Security	Principal (000s)	Value

INSURANCE — 3.33%
ACE INA Holdings Inc.
2.60%, 11/23/15	$800	$831,141
5.88%, 06/15/14	250	275,390
5.90%, 06/15/19	350	417,816
Aegon NV
4.75%, 06/01/13	550	564,754
Aflac Inc.
6.45%, 08/15/40	150	172,016
8.50%, 05/15/19[b]	550	704,441
Alleghany Corp.
5.63%, 09/15/20	100	105,881
Allstate Corp. (The)
5.55%, 05/09/35	754	851,832
7.45%, 05/16/19	400	503,413
Allstate Life Global Funding Trusts
5.38%, 04/30/13[b]	825	868,601
American International Group Inc.
3.65%, 01/15/14[b]	350	355,684
4.88%, 09/15/16	1,000	1,049,696
5.05%, 10/01/15	800	842,180
5.85%, 01/16/18	234	251,688
6.25%, 03/15/37	700	616,000
6.40%, 12/15/20	1,250	1,394,030
8.18%, 05/15/38[c]	500	525,000
8.25%, 08/15/18	1,000	1,191,021
Aon Corp.
5.00%, 09/30/20	250	279,589
6.25%, 09/30/40	465	583,623
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[b]	100	106,829
AXA SA
8.60%, 12/15/30	400	419,814
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000	1,067,538
5.00%, 08/15/13	700	743,482
5.40%, 05/15/18[b]	765	909,872
5.75%, 01/15/40	250	300,203
Berkshire Hathaway Inc.
1.90%, 01/31/17	800	812,213

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Chubb Corp. (The)
5.75%, 05/15/18[b]	$725	$869,974
6.50%, 05/15/38	250	332,065
CNA Financial Corp.
5.88%, 08/15/20	750	806,671
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250	289,465
Genworth Financial Inc.
5.75%, 06/15/14[b]	500	515,000
6.52%, 05/22/18	300	304,500
7.63%, 09/24/21	350	359,625
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	214,411
Hartford Financial Services Group Inc.
4.63%, 07/15/13[b]	725	743,628
6.63%, 03/30/40	500	502,773
Kemper Corp.
6.00%, 11/30/15	100	104,685
Lincoln National Corp.
4.85%, 06/24/21	50	53,364
7.00%, 06/15/40	250	296,120
8.75%, 07/01/19	775	993,938
Markel Corp.
5.35%, 06/01/21	300	309,294
Marsh & McLennan Companies Inc.
4.80%, 07/15/21	200	222,340
5.75%, 09/15/15	600	672,750
MetLife Inc.
4.75%, 02/08/21	1,150	1,275,501
5.00%, 06/15/15	990	1,098,355
5.88%, 02/06/41	200	244,952
6.40%, 12/15/36	975	965,250
7.72%, 02/15/19	750	950,218
Principal Financial Group Inc.
6.05%, 10/15/36	300	320,787
Principal Life Income Fundings Trust
5.30%, 04/24/13	350	367,935
Progressive Corp. (The)
3.75%, 08/23/21[b]	100	106,761
6.70%, 06/15/17[c]	400	420,000

Security	Principal (000s)	Value

Prudential Financial Inc.
3.00%, 05/12/16	$1,000	$1,028,813
5.10%, 09/20/14	650	704,078
5.70%, 12/14/36	285	307,582
7.38%, 06/15/19	700	871,705
8.88%, 07/15/18[c]	250	296,250
Prudential Financial Inc. Series D
4.75%, 09/17/15	250	271,428
6.63%, 12/01/37	850	1,016,515
Reinsurance Group of America Inc.
5.00%, 06/01/21[b]	400	415,649
Torchmark Corp.
9.25%, 06/15/19	125	156,425
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	344,644
5.90%, 06/02/19	300	360,038
6.25%, 06/15/37	250	320,087
Travelers Property Casualty Corp.
6.38%, 03/15/33	550	693,580
Unum Group
7.13%, 09/30/16	175	200,623
Willis North America Inc.
7.00%, 09/29/19[b]	450	509,892
WR Berkley Corp.
5.38%, 09/15/20	200	206,872
XL Capital Ltd.
5.25%, 09/15/14	500	527,891
XLIT Ltd.
5.75%, 10/01/21	600	666,333

		38,982,514
INTERNET — 0.17%
eBay Inc.
1.63%, 10/15/15[b]	200	205,722
3.25%, 10/15/20	100	101,673
Expedia Inc.
5.95%, 08/15/20	300	303,406
Google Inc.
1.25%, 05/19/14	200	203,735
2.13%, 05/19/16	900	940,717
3.63%, 05/19/21	200	221,403

		1,976,656

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

IRON & STEEL — 0.50%
Allegheny Technologies Inc.
9.38%, 06/01/19	$150	$192,348
ArcelorMittal SA
3.75%, 08/05/15[b]	500	505,259
3.75%, 03/01/16[b]	200	199,810
4.50%, 02/25/17	500	504,313
5.38%, 06/01/13	550	568,265
5.50%, 03/01/21[b]	1,350	1,328,602
6.13%, 06/01/18	250	263,191
6.75%, 03/01/41	250	241,360
7.00%, 10/15/39	400	392,256
9.85%, 06/01/19	250	300,524
Cliffs Natural Resources Inc.
4.80%, 10/01/20	700	733,693
Nucor Corp.
5.75%, 12/01/17	475	566,276

		5,795,897
LODGING — 0.12%
Choice Hotels International Inc.
5.70%, 08/28/20	100	104,951
Hyatt Hotels Corp.
5.38%, 08/15/21	300	308,892
Marriott International Inc. Series J
5.63%, 02/15/13	500	519,721
Wyndham Worldwide Corp.
2.95%, 03/01/17	350	351,199
4.25%, 03/01/22	150	150,269

		1,435,032
MACHINERY — 0.33%
Caterpillar Inc.
3.90%, 05/27/21	350	387,817
5.20%, 05/27/41	750	907,095
5.70%, 08/15/16[b]	640	750,122
6.05%, 08/15/36	500	651,420
Deere & Co.
4.38%, 10/16/19	500	569,251
5.38%, 10/16/29	350	431,533

Security	Principal (000s)	Value

Joy Global Inc.
5.13%, 10/15/21	$50	$53,310
Rockwell Automation Inc.
6.70%, 01/15/28	125	158,731

		3,909,279
MANUFACTURING — 0.77%
3M Co.
1.38%, 09/29/16	550	556,097
5.70%, 03/15/37	500	659,303
3M Co. Series E
4.38%, 08/15/13[b]	370	391,308
Cooper US Inc.
3.88%, 12/15/20	50	52,653
Danaher Corp.
2.30%, 06/23/16	50	51,927
3.90%, 06/23/21	200	222,636
5.40%, 03/01/19	600	716,295
Dover Corp.
5.38%, 10/15/35	250	303,035
5.45%, 03/15/18	100	119,685
Eaton Corp.
5.60%, 05/15/18	250	295,451
General Electric Co.
5.00%, 02/01/13	50	52,030
5.25%, 12/06/17	1,043	1,221,942
Harsco Corp.
2.70%, 10/15/15	200	206,129
Illinois Tool Works Inc.
4.88%, 09/15/41[a]	100	111,710
6.25%, 04/01/19	600	741,799
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	600	732,534
9.50%, 04/15/14	300	346,832
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100	128,953
Pentair Inc.
5.00%, 05/15/21	50	52,333

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Textron Inc.
4.63%, 09/21/16	$100	$105,882
5.95%, 09/21/21	200	211,518
Tyco Electronics Group SA
6.55%, 10/01/17	665	782,674
Tyco International Finance SA
3.75%, 01/15/18	250	267,305
8.50%, 01/15/19	250	325,255
Tyco International Ltd.
6.88%, 01/15/21	250	312,176

		8,967,462
MEDIA — 3.76%
CBS Corp.
3.38%, 03/01/22	500	497,780
5.75%, 04/15/20	350	408,531
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	617	665,776
9.46%, 11/15/22	450	648,382
Comcast Corp.
5.15%, 03/01/20	700	815,653
5.30%, 01/15/14	500	539,747
5.70%, 07/01/19	330	392,362
5.90%, 03/15/16	400	464,866
6.45%, 03/15/37	570	706,091
6.95%, 08/15/37	885	1,154,885
COX Communications Inc.
5.45%, 12/15/14	700	779,242
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	1,600	1,690,188
4.75%, 10/01/14	200	217,723
5.00%, 03/01/21	300	333,803
5.20%, 03/15/20	1,000	1,125,081
5.88%, 10/01/19	100	116,580
6.00%, 08/15/40	350	399,273
6.38%, 03/01/41	200	239,744
7.63%, 05/15/16	200	210,000
Discovery Communications LLC
4.38%, 06/15/21	200	220,813

Security	Principal (000s)	Value

5.05%, 06/01/20	$300	$345,162
6.35%, 06/01/40	500	630,001
Grupo Televisa SAB
6.63%, 03/18/25	750	899,552
NBCUniversal Media LLC
2.10%, 04/01/14	500	510,760
2.88%, 04/01/16	500	521,551
3.65%, 04/30/15	500	535,952
4.38%, 04/01/21	650	712,038
5.15%, 04/30/20	800	925,711
5.95%, 04/01/41	1,150	1,380,565
6.40%, 04/30/40	500	606,777
News America Inc.
4.50%, 02/15/21	750	807,351
5.30%, 12/15/14	792	879,566
6.15%, 02/15/41	700	824,752
6.65%, 11/15/37	626	750,732
6.90%, 08/15/39	825	983,529
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500	557,440
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	203,824
Thomson Reuters Corp.
3.95%, 09/30/21	200	209,296
6.50%, 07/15/18	800	986,020
Time Warner Cable Inc.
4.00%, 09/01/21	700	732,241
5.00%, 02/01/20	300	335,761
5.50%, 09/01/41	800	870,394
5.85%, 05/01/17	600	700,767
6.20%, 07/01/13	200	213,868
6.55%, 05/01/37	513	611,100
6.75%, 07/01/18	800	980,843
6.75%, 06/15/39	500	613,882
7.30%, 07/01/38	350	443,956
7.50%, 04/01/14	450	506,132
8.25%, 04/01/19	1,180	1,526,500
Time Warner Inc.
3.15%, 07/15/15	550	583,055
4.88%, 03/15/20	826	924,752
5.88%, 11/15/16	750	884,461

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.10%, 07/15/40	$200	$235,501
6.25%, 03/29/41	1,176	1,414,232
7.63%, 04/15/31	750	976,135
7.70%, 05/01/32	437	576,996
Viacom Inc.
1.25%, 02/27/15	150	150,344
3.50%, 04/01/17	250	268,340
3.88%, 12/15/21	500	524,809
4.50%, 03/01/21	750	824,009
6.88%, 04/30/36	500	649,039
7.88%, 07/30/30	570	758,987
Walt Disney Co. (The)
0.88%, 12/01/14[b]	1,000	1,007,959
1.13%, 02/15/17	300	297,548
4.38%, 08/16/41	300	315,040
4.50%, 12/15/13	500	535,545
5.50%, 03/15/19	250	301,211
7.00%, 03/01/32	250	338,676

		43,999,182
MINING — 1.99%
Alcoa Inc.
5.40%, 04/15/21	500	520,878
5.55%, 02/01/17[b]	171	188,523
5.72%, 02/23/19	400	425,793
5.95%, 02/01/37	521	512,276
6.00%, 07/15/13	525	554,721
6.15%, 08/15/20	400	434,903
AngloGold Ashanti Holdings PLC
6.50%, 04/15/40	300	293,128
Barrick Gold Corp.
1.75%, 05/30/14	200	203,536
6.95%, 04/01/19	800	998,664
Barrick North America Finance LLC
4.40%, 05/30/21	800	877,774
5.70%, 05/30/41	400	469,544
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	867	908,636
6.50%, 04/01/19	2,175	2,733,638
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	150	150,426
2.15%, 03/01/17	300	300,197

Security	Principal (000s)	Value

3.55%, 03/01/22	$500	$497,990
8.38%, 04/01/17	475	499,937
Newmont Mining Corp.
5.13%, 10/01/19	250	283,469
6.25%, 10/01/39	250	308,608
Rio Tinto Alcan Inc.
4.50%, 05/15/13	500	521,511
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16[b]	500	515,865
3.75%, 09/20/21	1,000	1,059,504
5.20%, 11/02/40	550	638,017
6.50%, 07/15/18	689	858,395
8.95%, 05/01/14	550	640,843
9.00%, 05/01/19	800	1,099,458
Southern Copper Corp.
6.75%, 04/16/40	350	381,337
7.50%, 07/27/35	300	352,758
Teck Resources Ltd.
3.00%, 03/01/19	500	499,068
3.85%, 08/15/17	50	53,354
4.75%, 01/15/22	684	744,225
6.13%, 10/01/35	500	560,151
9.75%, 05/15/14	186	217,369
10.75%, 05/15/19	270	336,150
Vale Overseas Ltd.
4.38%, 01/11/22[b]	1,000	1,039,545
4.63%, 09/15/20[b]	250	267,214
6.25%, 01/23/17	739	854,603
6.88%, 11/21/36	976	1,200,207
Xstrata Canada Corp.
5.50%, 06/15/17	250	280,659

		23,282,874
MULTI-NATIONAL — 5.44%
African Development Bank
1.25%, 09/02/16	1,500	1,520,078
3.00%, 05/27/14	700	738,792
Asian Development Bank
1.63%, 07/15/13	1,000	1,018,504
1.88%, 10/23/18	1,800	1,855,344
2.50%, 03/15/16	1,600	1,706,996
2.75%, 05/21/14	1,755	1,845,246
3.63%, 09/05/13	950	995,755

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Corporacion Andina de Fomento
5.75%, 01/12/17	$300	$327,469
8.13%, 06/04/19	250	306,816
European Bank for Reconstruction and Development
1.38%, 10/20/16	1,000	1,015,563
2.75%, 04/20/15	1,000	1,062,550
European Investment Bank
1.13%, 08/15/14	1,000	1,005,831
1.25%, 02/14/14	1,750	1,765,734
1.38%, 10/20/15	700	706,100
1.50%, 05/15/14	2,700	2,738,434
1.63%, 03/15/13	1,200	1,213,348
1.63%, 09/01/15	1,700	1,730,067
1.88%, 06/17/13	2,250	2,283,823
2.13%, 07/15/16	500	516,461
2.25%, 03/15/16	1,500	1,556,306
2.38%, 03/14/14	1,500	1,544,685
2.50%, 05/16/16	1,400	1,467,341
2.75%, 03/23/15	2,200	2,309,194
2.88%, 01/15/15	1,200	1,261,701
2.88%, 09/15/20	250	257,534
3.00%, 04/08/14[b]	1,000	1,043,948
3.13%, 06/04/14	150	157,507
4.00%, 02/16/21	1,800	2,010,253
4.88%, 01/17/17	600	694,858
4.88%, 02/15/36	250	274,647
5.13%, 05/30/17	2,260	2,652,717
Inter-American Development Bank
1.38%, 10/18/16	1,000	1,023,370
2.25%, 07/15/15	2,000	2,108,300
3.00%, 04/22/14	750	791,053
3.88%, 02/14/20	1,950	2,258,588
5.13%, 09/13/16	855	1,013,350
International Bank for Reconstruction and Development
0.50%, 11/26/13	1,000	1,002,734
1.00%, 09/15/16	2,500	2,513,231
1.13%, 08/25/14	400	406,944
1.75%, 07/15/13	1,000	1,020,348
2.13%, 03/15/16	1,400	1,473,960

Security	Principal (000s)	Value

2.38%, 05/26/15	$1,100	$1,163,439
3.50%, 10/08/13	1,600	1,679,565
7.63%, 01/19/23	1,000	1,462,284
International Finance Corp.
1.13%, 11/23/16	1,250	1,262,630
2.13%, 11/17/17	400	420,007
2.25%, 04/11/16	1,000	1,059,061
International Finance Corp. Series G
3.00%, 04/22/14	2,200	2,319,938
Nordic Investment Bank
2.25%, 03/15/16	1,000	1,053,699

		63,616,103
OFFICE & BUSINESS EQUIPMENT — 0.22%
Pitney Bowes Inc.
5.25%, 01/15/37	800	805,898
Xerox Corp.
4.25%, 02/15/15	750	797,710
4.50%, 05/15/21	150	153,078
6.35%, 05/15/18	250	286,778
6.75%, 12/15/39	500	574,202

		2,617,666
OIL & GAS — 6.50%
Anadarko Petroleum Corp.
5.95%, 09/15/16	170	196,392
6.20%, 03/15/40	500	600,162
6.38%, 09/15/17	950	1,137,895
6.45%, 09/15/36	1,299	1,584,420
Apache Corp.
5.10%, 09/01/40	570	667,337
5.25%, 04/15/13	285	299,789
5.63%, 01/15/17	500	592,003
6.00%, 01/15/37	250	322,191
BP Capital Markets PLC
3.13%, 10/01/15	375	400,630
3.20%, 03/11/16	100	106,920
3.56%, 11/01/21	1,100	1,167,765
3.63%, 05/08/14	2,450	2,594,028
3.88%, 03/10/15	500	541,611
4.50%, 10/01/20	300	337,744
4.74%, 03/11/21	100	114,984

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

4.75%, 03/10/19	$250	$283,829
5.25%, 11/07/13	600	644,519
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	152,388
5.70%, 05/15/17	675	804,277
6.25%, 03/15/38	671	860,929
6.50%, 02/15/37	300	388,823
Cenovus Energy Inc.
4.50%, 09/15/14	650	703,430
5.70%, 10/15/19	150	179,122
6.75%, 11/15/39	500	678,981
Chevron Corp.
3.95%, 03/03/14	1,100	1,175,573
ConocoPhillips
4.60%, 01/15/15	1,000	1,110,046
5.75%, 02/01/19	650	795,988
6.00%, 01/15/20	750	940,901
6.50%, 02/01/39	1,125	1,578,687
ConocoPhillips Holding Co.
6.95%, 04/15/29	928	1,288,972
Devon Energy Corp.
4.00%, 07/15/21[b]	700	764,107
5.60%, 07/15/41	100	119,097
6.30%, 01/15/19	400	495,929
7.95%, 04/15/32	520	748,673
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	292,901
Ecopetrol SA
7.63%, 07/23/19	500	625,000
Encana Corp.
5.90%, 12/01/17	680	782,402
6.50%, 02/01/38	1,092	1,261,693
Ensco PLC
3.25%, 03/15/16	100	104,724
4.70%, 03/15/21	1,000	1,081,983
EOG Resources Inc.
4.10%, 02/01/21	500	551,886
5.63%, 06/01/19	600	713,619
5.88%, 09/15/17	150	179,671
EQT Corp.
8.13%, 06/01/19	250	301,591

Security	Principal (000s)	Value

Hess Corp.
5.60%, 02/15/41	$650	$744,188
7.13%, 03/15/33	137	180,403
8.13%, 02/15/19	1,000	1,302,894
Husky Energy Inc.
6.80%, 09/15/37	100	129,241
7.25%, 12/15/19	325	407,491
Marathon Oil Corp.
5.90%, 03/15/18	500	589,337
6.00%, 10/01/17	550	644,222
6.60%, 10/01/37	250	312,398
Marathon Petroleum Corp.
3.50%, 03/01/16	50	51,649
5.13%, 03/01/21	710	776,733
6.50%, 03/01/41	300	339,396
Nabors Industries Inc.
6.15%, 02/15/18	450	519,457
9.25%, 01/15/19	225	289,435
Nexen Inc.
5.88%, 03/10/35	250	267,224
6.20%, 07/30/19	150	177,338
6.40%, 05/15/37	171	196,172
7.50%, 07/30/39	500	639,776
Noble Energy Inc.
4.15%, 12/15/21	300	315,321
6.00%, 03/01/41	200	236,278
8.25%, 03/01/19	250	318,208
Noble Holding International Ltd.
4.63%, 03/01/21	300	322,795
4.90%, 08/01/20	500	545,766
6.20%, 08/01/40	200	231,786
NuStar Logistics LP
4.80%, 09/01/20	775	800,794
Occidental Petroleum Corp.
1.75%, 02/15/17	1,200	1,218,546
3.13%, 02/15/22	500	519,421
Pemex Project Funding Master Trust
5.75%, 03/01/18	450	502,875
6.63%, 06/15/35	570	648,375

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Petro-Canada
6.80%, 05/15/38	$350	$471,073
9.25%, 10/15/21	350	498,038
Petrobras International Finance Co.
2.88%, 02/06/15	1,000	1,024,157
3.88%, 01/27/16	1,050	1,097,157
5.38%, 01/27/21	2,400	2,583,994
5.75%, 01/20/20	250	274,053
5.88%, 03/01/18	684	764,320
6.75%, 01/27/41	750	876,264
6.88%, 01/20/40	250	294,267
7.88%, 03/15/19	400	488,010
Petrohawk Energy Corp.
7.25%, 08/15/18	1,000	1,142,500
Petroleos Mexicanos
4.88%, 03/15/15[b]	750	804,375
4.88%, 03/15/15[a]	500	535,625
4.88%, 01/24/22[a]	900	943,875
5.50%, 01/21/21[b]	1,100	1,207,250
6.50%, 06/02/41	700	791,000
6.50%, 06/02/41[a,b]	500	564,375
8.00%, 05/03/19	200	250,500
Pride International Inc.
6.88%, 08/15/20	300	366,711
Rowan Companies Inc.
5.00%, 09/01/17[b]	100	108,091
Shell International Finance BV
1.88%, 03/25/13	400	406,390
3.25%, 09/22/15	425	459,562
4.00%, 03/21/14	500	534,647
4.30%, 09/22/19	500	577,340
4.38%, 03/25/20	400	466,298
5.50%, 03/25/40	450	576,632
6.38%, 12/15/38	750	1,048,777
Southwestern Energy Co.
4.10%, 03/15/22[a]	500	499,385
Statoil ASA
3.13%, 08/17/17	350	377,312
3.15%, 01/23/22	1,600	1,661,017
5.10%, 08/17/40	500	590,018
5.25%, 04/15/19	700	830,991

Security	Principal (000s)	Value

Suncor Energy Inc.
6.10%, 06/01/18	$125	$152,534
6.50%, 06/15/38	800	1,043,506
6.85%, 06/01/39	250	339,221
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	250	278,602
Talisman Energy Inc.
3.75%, 02/01/21	500	503,467
7.75%, 06/01/19	800	991,221
Total Capital SA
3.00%, 06/24/15	1,000	1,062,610
4.13%, 01/28/21[b]	500	556,999
4.45%, 06/24/20	200	227,853
Transocean Inc.
4.95%, 11/15/15	250	269,044
5.25%, 03/15/13[b]	200	206,643
6.00%, 03/15/18	371	417,311
6.38%, 12/15/21	250	293,738
6.50%, 11/15/20	500	580,011
6.80%, 03/15/38	250	291,578
7.35%, 12/15/41	250	318,190
7.50%, 04/15/31	100	120,382
Valero Energy Corp.
4.50%, 02/01/15[b]	500	537,128
6.13%, 02/01/20	250	292,617
6.63%, 06/15/37	592	670,789
7.50%, 04/15/32	185	226,303

		75,994,882
OIL & GAS SERVICES — 0.44%
Baker Hughes Inc.
3.20%, 08/15/21[a]	500	515,340
5.13%, 09/15/40	300	355,355
7.50%, 11/15/18	250	329,872
Cameron International Corp.
4.50%, 06/01/21	500	546,311
Halliburton Co.
3.25%, 11/15/21[b]	300	311,970
4.50%, 11/15/41	300	316,183
6.15%, 09/15/19	150	184,764
7.45%, 09/15/39	375	546,243

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Weatherford International Ltd.
6.35%, 06/15/17	$171	$196,327
6.75%, 09/15/40	550	654,625
9.63%, 03/01/19	875	1,183,914

		5,140,904
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21	50	54,147
Sonoco Products Co.
4.38%, 11/01/21	15	15,719
5.75%, 11/01/40	300	327,704

		397,570
PHARMACEUTICALS — 3.45%
Abbott Laboratories
4.13%, 05/27/20	400	455,206
5.13%, 04/01/19	750	897,068
5.30%, 05/27/40	826	993,851
5.88%, 05/15/16	1,315	1,558,882
AmerisourceBergen Corp.
3.50%, 11/15/21	300	314,401
5.88%, 09/15/15	285	329,721
Aristotle Holding Inc.
2.65%, 02/15/17[a]	500	508,716
3.50%, 11/15/16[a]	300	310,857
4.75%, 11/15/21[a]	400	427,974
6.13%, 11/15/41[a]	400	450,312
AstraZeneca PLC
5.40%, 06/01/14	500	553,281
5.90%, 09/15/17	607	738,498
6.45%, 09/15/37	625	842,675
Bristol-Myers Squibb Co.
5.45%, 05/01/18	750	912,711
5.88%, 11/15/36	126	162,833
6.13%, 05/01/38	230	308,786
DENTSPLY International Inc.
4.13%, 08/15/21	500	523,822
Eli Lilly and Co.
4.20%, 03/06/14	1,080	1,155,396
5.55%, 03/15/37	578	705,225

Security	Principal (000s)	Value

Express Scripts Inc.
3.13%, 05/15/16	$250	$258,972
6.25%, 06/15/14	500	551,406
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	780	821,671
5.65%, 05/15/18	700	856,358
6.38%, 05/15/38	1,084	1,471,113
Johnson & Johnson
5.15%, 07/15/18	925	1,121,552
5.55%, 08/15/17	100	121,866
5.95%, 08/15/37	1,380	1,852,789
McKesson Corp.
4.75%, 03/01/21	200	231,219
5.70%, 03/01/17[b]	171	202,071
6.00%, 03/01/41	250	328,560
Mead Johnson Nutrition Co.
4.90%, 11/01/19	500	556,362
Medco Health Solutions Inc.
2.75%, 09/15/15	450	459,590
7.13%, 03/15/18	500	603,146
Merck & Co. Inc.
4.00%, 06/30/15	1,050	1,163,072
5.00%, 06/30/19	930	1,110,387
5.85%, 06/30/39	559	737,696
Novartis Capital Corp.
1.90%, 04/24/13	500	508,559
2.90%, 04/24/15	500	533,024
4.13%, 02/10/14	600	640,732
Novartis Securities Investment Ltd.
5.13%, 02/10/19	906	1,077,146
Pfizer Inc.
5.35%, 03/15/15	500	567,008
6.20%, 03/15/19	1,250	1,571,801
7.20%, 03/15/39	1,200	1,804,248
Sanofi
1.63%, 03/28/14	1,500	1,531,569
2.63%, 03/29/16	550	576,035
4.00%, 03/29/21	450	497,657
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	725	786,182

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.00%, 09/15/17	$150	$187,323
6.55%, 09/15/37	200	283,945
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	206,506
3.65%, 11/10/21	200	208,326
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	900	952,930
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	300	305,942
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285	359,254
Watson Pharmaceuticals Inc.
6.13%, 08/15/19	400	471,884
Wyeth
5.50%, 02/01/14	1,717	1,871,804
5.95%, 04/01/37	600	777,273

		40,317,193
PIPELINES — 2.29%
Buckeye Partners LP
4.88%, 02/01/21	550	582,482
5.50%, 08/15/19	250	272,654
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	431	457,601
DCP Midstream Operating LP
3.25%, 10/01/15	750	766,009
Duke Capital LLC
6.25%, 02/15/13	1,004	1,052,981
El Paso Natural Gas Co.
8.38%, 06/15/32	500	619,091
Enbridge Energy Partners LP
4.20%, 09/15/21[b]	300	319,967
9.88%, 03/01/19	750	1,009,742
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	250	346,067
Enbridge Inc.
5.80%, 06/15/14	270	295,234

Security	Principal (000s)	Value

Energy Transfer Partners LP
4.65%, 06/01/21	$400	$415,901
5.20%, 02/01/22	500	536,910
5.95%, 02/01/15	500	549,381
6.05%, 06/01/41	500	529,831
9.00%, 04/15/19	140	174,359
9.70%, 03/15/19	111	142,563
Enterprise Products Operating LLC
3.70%, 06/01/15	345	369,874
5.70%, 02/15/42	300	341,048
6.45%, 09/01/40	250	310,037
7.55%, 04/15/38	250	334,248
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	1,000	1,188,241
Enterprise Products Operating LP Series D
6.88%, 03/01/33	400	504,061
Enterprise Products Operating LP Series G
5.60%, 10/15/14	627	696,227
Kinder Morgan Energy Partners LP
4.15%, 03/01/22	200	206,994
5.30%, 09/15/20[b]	250	278,515
5.95%, 02/15/18	1,153	1,370,015
6.50%, 02/01/37	399	456,857
6.55%, 09/15/40	500	580,691
6.95%, 01/15/38	500	593,090
Magellan Midstream Partners LP
4.25%, 02/01/21	600	628,206
ONEOK Inc.
4.25%, 02/01/22	650	667,038
ONEOK Partners LP
3.25%, 02/01/16	250	260,985
6.13%, 02/01/41	250	291,434
6.65%, 10/01/36	171	209,801
8.63%, 03/01/19	300	391,945
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18[b]	300	353,675
Plains All American Pipeline LP
8.75%, 05/01/19	800	1,044,702

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Southern Natural Gas Co.
5.90%, 04/01/17[a]	$228	$255,801
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.40%, 06/15/21	150	152,535
Spectra Energy Partners LP
4.60%, 06/15/21	200	210,368
TC Pipelines LP
4.65%, 06/15/21	100	105,809
Texas Eastern Transmission LP
7.00%, 07/15/32	250	314,127
TransCanada PipeLines Ltd.
3.80%, 10/01/20	1,300	1,409,105
6.20%, 10/15/37	457	582,559
6.35%, 05/15/17[c]	150	153,750
6.50%, 08/15/18	700	868,512
7.63%, 01/15/39	500	731,808
Williams Companies Inc. (The)
8.75%, 03/15/32	309	414,784
Williams Partners LP
3.80%, 02/15/15	325	343,899
5.25%, 03/15/20	850	958,011
6.30%, 04/15/40	450	555,090
7.25%, 02/01/17	500	599,593

		26,804,208
REAL ESTATE — 0.07%
Prologis LP
6.25%, 03/15/17	250	276,326
6.88%, 03/15/20	495	576,174

		852,500
REAL ESTATE INVESTMENT TRUSTS — 1.20%
American Tower Corp.
4.50%, 01/15/18	750	770,378
4.63%, 04/01/15	500	532,533
5.05%, 09/01/20	300	312,024
AvalonBay Communities Inc.
3.95%, 01/15/21[b]	50	51,981
5.70%, 03/15/17	250	288,602
Boston Properties LP
3.70%, 11/15/18	100	105,303
5.88%, 10/15/19	600	697,731

Security	Principal (000s)	Value

Brandywine Operating Partnership LP
4.95%, 04/15/18	$500	$504,549
Digital Realty Trust LP
4.50%, 07/15/15	200	208,753
5.25%, 03/15/21	200	207,605
Duke Realty LP
8.25%, 08/15/19	250	307,428
Equity One Inc.
6.25%, 12/15/14	125	132,673
ERP Operating LP
4.75%, 07/15/20	750	804,676
5.25%, 09/15/14	250	269,029
5.75%, 06/15/17	457	515,038
HCP Inc.
5.38%, 02/01/21[b]	400	438,448
5.65%, 12/15/13	250	265,481
6.70%, 01/30/18	600	697,365
Health Care REIT Inc.
4.95%, 01/15/21	200	207,583
5.25%, 01/15/22	500	530,507
6.20%, 06/01/16	250	277,198
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	138,858
Hospitality Properties Trust
7.88%, 08/15/14	150	162,356
HRPT Properties Trust
6.25%, 06/15/17	250	271,276
Kilroy Realty LP
4.80%, 07/15/18	350	362,096
Kimco Realty Corp.
4.30%, 02/01/18	200	206,579
Liberty Property LP
4.75%, 10/01/20	400	411,985
Mack-Cali Realty Corp.
7.75%, 08/15/19	100	122,679
National Retail Properties Inc.
5.50%, 07/15/21	200	196,007
Realty Income Corp.
6.75%, 08/15/19	250	293,448

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Simon Property Group LP
5.10%, 06/15/15	$619	$683,481
5.25%, 12/01/16	350	397,448
5.65%, 02/01/20	726	856,297
6.13%, 05/30/18	415	496,826
6.75%, 02/01/40	500	679,691
UDR Inc.
4.25%, 06/01/18	250	265,834
4.63%, 01/10/22	100	104,815
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	100	102,322
4.75%, 06/01/21	100	103,570

		13,980,453
RETAIL — 3.07%
Advance Auto Parts Inc.
4.50%, 01/15/22	50	52,951
AutoZone Inc.
5.75%, 01/15/15	600	663,875
Best Buy Co. Inc.
3.75%, 03/15/16	50	50,044
5.50%, 03/15/21[b]	550	533,699
Costco Wholesale Corp.
5.50%, 03/15/17	228	274,239
CVS Caremark Corp.
5.75%, 06/01/17[b]	950	1,133,167
5.75%, 05/15/41	400	482,208
6.13%, 08/15/16	171	203,126
6.25%, 06/01/27	758	928,939
6.60%, 03/15/19	450	562,538
Darden Restaurants Inc.
4.50%, 10/15/21	500	524,764
Gap Inc. (The)
5.95%, 04/12/21	350	350,000
Home Depot Inc. (The)
4.40%, 04/01/21	1,100	1,261,376
5.25%, 12/16/13	600	650,172
5.40%, 03/01/16	570	662,599
5.88%, 12/16/36	750	938,172
5.95%, 04/01/41	500	643,022

Security	Principal (000s)	Value

Kohl’s Corp.
4.00%, 11/01/21[b]	$550	$577,996
6.88%, 12/15/37	150	188,428
Lowe’s Companies Inc.
4.63%, 04/15/20[b]	800	906,764
5.40%, 10/15/16	805	949,579
5.50%, 10/15/35	250	290,907
6.65%, 09/15/37[b]	450	597,580
Macy’s Retail Holdings Inc.
3.88%, 01/15/22[b]	350	360,043
5.90%, 12/01/16	500	577,471
6.38%, 03/15/37	500	591,081
7.00%, 02/15/28	50	60,711
McDonald’s Corp.
2.63%, 01/15/22	450	457,740
5.35%, 03/01/18	1,185	1,428,790
6.30%, 03/01/38	550	772,326
Nordstrom Inc.
6.25%, 01/15/18[b]	500	612,329
7.00%, 01/15/38	150	207,523
O’Reilly Automotive Inc.
4.63%, 09/15/21	300	321,435
Staples Inc.
9.75%, 01/15/14	150	171,243
Target Corp.
1.13%, 07/18/14	35	35,515
5.38%, 05/01/17	600	711,030
6.00%, 01/15/18	1,300	1,584,641
6.35%, 11/01/32	457	597,015
7.00%, 01/15/38	900	1,280,523
Wal-Mart Stores Inc.
0.75%, 10/25/13	650	653,707
1.50%, 10/25/15[b]	734	751,867
1.63%, 04/15/14	926	947,907
3.25%, 10/25/20	1,350	1,441,538
4.25%, 04/15/21	1,000	1,141,244
4.55%, 05/01/13	640	671,090
5.00%, 10/25/40	1,326	1,543,120
5.25%, 09/01/35	285	338,421
5.63%, 04/15/41	750	953,794

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.20%, 04/15/38	$450	$597,913
6.50%, 08/15/37	1,098	1,505,300
Walgreen Co.
5.25%, 01/15/19	600	704,492
Yum! Brands Inc.
3.75%, 11/01/21[b]	200	206,916
5.30%, 09/15/19	500	568,834
6.25%, 03/15/18	550	653,876

		35,875,580
SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16[b]	100	99,992

		99,992
SEMICONDUCTORS — 0.32%
Analog Devices Inc.
5.00%, 07/01/14	200	218,146
Applied Materials Inc.
2.65%, 06/15/16	100	103,593
4.30%, 06/15/21	200	218,764
Broadcom Corp.
2.38%, 11/01/15	50	52,153
2.70%, 11/01/18	150	154,382
Intel Corp.
1.95%, 10/01/16	725	751,616
3.30%, 10/01/21	450	475,470
4.80%, 10/01/41	450	501,130
Texas Instruments Inc.
1.38%, 05/15/14	1,000	1,019,105
2.38%, 05/16/16	250	262,272

		3,756,631

SOFTWARE — 0.78%
Adobe Systems Inc.
4.75%, 02/01/20	250	276,392
BMC Software Inc.
4.25%, 02/15/22	50	50,903
CA Inc.
5.38%, 12/01/19	250	271,347
Fiserv Inc.
3.13%, 06/15/16	25	25,707
4.75%, 06/15/21	350	369,405

Security	Principal (000s)	Value

Microsoft Corp.
1.63%, 09/25/15	$800	$825,402
2.50%, 02/08/16[b]	250	265,876
2.95%, 06/01/14	500	527,918
3.00%, 10/01/20	300	320,424
4.20%, 06/01/19	530	610,329
4.50%, 10/01/40	250	277,506
5.30%, 02/08/41	500	627,781
Oracle Corp.
3.75%, 07/08/14	800	861,659
3.88%, 07/15/20	100	111,303
5.00%, 07/08/19	450	534,161
5.25%, 01/15/16	270	311,517
5.38%, 07/15/40	1,000	1,206,720
5.75%, 04/15/18	931	1,132,659
6.50%, 04/15/38	350	473,445

		9,080,454

TELECOMMUNICATIONS — 5.99%
Alltel Corp.
7.88%, 07/01/32	400	593,863
America Movil SAB de CV
2.38%, 09/08/16	300	306,716
3.63%, 03/30/15	350	370,442
5.00%, 10/16/19	500	565,584
5.00%, 03/30/20	750	850,701
5.50%, 03/01/14	450	488,250
6.13%, 03/30/40	850	1,034,577
AT&T Inc.
0.88%, 02/13/15	1,000	1,000,099
2.50%, 08/15/15	700	732,127
2.95%, 05/15/16	750	793,340
3.88%, 08/15/21	1,034	1,112,598
4.45%, 05/15/21	900	1,011,356
4.95%, 01/15/13	844	875,704
5.10%, 09/15/14	650	718,670
5.35%, 09/01/40	2,178	2,450,616
5.50%, 02/01/18	750	889,984
5.55%, 08/15/41	850	993,162
5.80%, 02/15/19	1,000	1,205,375
6.30%, 01/15/38	671	821,367

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.40%, 05/15/38	$600	$742,152
6.50%, 09/01/37	800	998,687
6.55%, 02/15/39	925	1,171,477
BellSouth Corp.
6.00%, 11/15/34	570	640,059
British Telecom PLC
5.95%, 01/15/18	750	864,973
9.63%, 12/15/30	478	719,679
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	1,900	2,067,390
8.50%, 11/15/18	300	417,765
CenturyLink Inc.
6.00%, 04/01/17	630	667,328
6.45%, 06/15/21	500	529,369
Cisco Systems Inc.
1.63%, 03/14/14	1,176	1,202,700
4.45%, 01/15/20	800	924,568
4.95%, 02/15/19	550	647,910
5.50%, 02/22/16	797	930,455
5.50%, 01/15/40	450	547,149
5.90%, 02/15/39	725	911,651
Corning Inc.
5.75%, 08/15/40	350	402,444
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750	805,527
6.75%, 08/20/18	1,000	1,207,527
8.75%, 06/15/30	1,021	1,455,908
Embarq Corp.
7.08%, 06/01/16	750	832,471
8.00%, 06/01/36	450	478,258
France Telecom SA
2.75%, 09/14/16	1,000	1,037,840
4.13%, 09/14/21	400	419,857
4.38%, 07/08/14	400	427,415
5.38%, 07/08/19	300	339,334
5.38%, 01/13/42	350	380,511
8.50%, 03/01/31	520	759,671
Harris Corp.
4.40%, 12/15/20	200	211,523

Security	Principal (000s)	Value

5.00%, 10/01/15	$400	$442,436
6.38%, 06/15/19	100	118,505
Juniper Networks Inc.
3.10%, 03/15/16	50	51,974
4.60%, 03/15/21	250	269,583
5.95%, 03/15/41	50	57,821
Motorola Inc.
6.63%, 11/15/37	42	46,104
New Cingular Wireless Services Inc.
8.75%, 03/01/31	200	295,122
Nokia OYJ
5.38%, 05/15/19	150	152,198
6.63%, 05/15/39	100	102,467
Qwest Corp.
6.75%, 12/01/21	800	908,280
6.88%, 09/15/33	57	56,019
8.38%, 05/01/16	1,051	1,231,242
Rogers Communications Inc.
6.80%, 08/15/18	700	884,325
Rogers Wireless Inc.
6.38%, 03/01/14	171	188,785
Royal KPN NV
8.38%, 10/01/30	250	324,962
Telecom Italia Capital SA
4.95%, 09/30/14	500	502,500
5.25%, 11/15/13	740	749,250
5.25%, 10/01/15	275	277,063
6.18%, 06/18/14	250	257,500
7.18%, 06/18/19	1,200	1,239,000
7.72%, 06/04/38	700	668,500
Telefonica Emisiones SAU
3.73%, 04/27/15	150	148,925
3.99%, 02/16/16	950	954,000
4.95%, 01/15/15	200	206,896
5.46%, 02/16/21	250	250,592
5.88%, 07/15/19	250	259,806
6.42%, 06/20/16	1,950	2,092,861
7.05%, 06/20/36	500	531,038
Telefonica Europe BV
8.25%, 09/15/30	570	657,596

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Verizon Communications Inc.
1.25%, 11/03/14	$500	$505,899
1.95%, 03/28/14	300	307,380
2.00%, 11/01/16	500	511,773
3.00%, 04/01/16	400	425,708
3.50%, 11/01/21	584	608,436
4.60%, 04/01/21	950	1,074,256
4.75%, 11/01/41	450	481,309
5.25%, 04/15/13	550	578,540
5.55%, 02/15/16	570	657,719
5.85%, 09/15/35	380	449,018
6.00%, 04/01/41	450	560,495
6.10%, 04/15/18	770	934,917
6.40%, 02/15/38	750	935,969
7.75%, 12/01/30	1,225	1,709,839
8.75%, 11/01/18	600	821,142
8.95%, 03/01/39	600	945,209
Virgin Media Secured Finance PLC
5.25%, 01/15/21	350	381,629
Vodafone Group PLC
4.15%, 06/10/14	600	642,361
5.00%, 12/16/13	497	533,565
5.45%, 06/10/19	1,200	1,422,876
5.63%, 02/27/17	150	177,449
5.75%, 03/15/16	457	531,358
6.15%, 02/27/37	1,150	1,436,821

		70,115,147

TEXTILES — 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	350	358,805

		358,805

TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
6.13%, 05/15/14	250	271,834
Mattel Inc.
2.50%, 11/01/16	100	101,653
4.35%, 10/01/20	100	105,283

		478,770

Security	Principal (000s)	Value

TRANSPORTATION — 1.40%
Burlington Northern Santa Fe Corp.
3.45%, 09/15/21[b]	$726	$753,050
5.75%, 05/01/40	750	904,134
6.15%, 05/01/37	399	496,774
7.00%, 02/01/14	450	502,015
Canadian National Railway Co.
1.45%, 12/15/16	150	149,475
5.55%, 03/01/19	300	356,775
6.38%, 11/15/37	750	993,326
Canadian Pacific Railway Co.
5.95%, 05/15/37	250	267,682
7.13%, 10/15/31	500	594,663
CSX Corp.
3.70%, 10/30/20	200	208,929
4.25%, 06/01/21	50	54,685
6.15%, 05/01/37	300	365,764
6.22%, 04/30/40	500	619,701
6.25%, 04/01/15	750	866,238
7.38%, 02/01/19	250	313,449
FedEx Corp.
8.00%, 01/15/19	250	327,495
Norfolk Southern Corp.
4.84%, 10/01/41[a]	503	540,818
5.90%, 06/15/19	950	1,147,931
7.70%, 05/15/17	900	1,140,857
Ryder System Inc.
2.50%, 03/01/17	200	200,694
3.15%, 03/02/15	200	205,953
3.50%, 06/01/17	100	103,018
3.60%, 03/01/16	300	313,935
Union Pacific Corp.
4.16%, 07/15/22	800	882,545
5.78%, 07/15/40	1,000	1,229,672
United Parcel Service Inc.
4.50%, 01/15/13	400	414,464
5.13%, 04/01/19	925	1,116,514
6.20%, 01/15/38	950	1,288,526

		16,359,082

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

TRUCKING & LEASING — 0.04%
GATX Corp.
3.50%, 07/15/16	$250	$255,845
4.85%, 06/01/21	200	208,654

		464,499

WATER — 0.05%
American Water Capital Corp.
6.59%, 10/15/37	250	295,759
Veolia Environnement
6.00%, 06/01/18[b]	300	335,051

		630,810

TOTAL CORPORATE BONDS & NOTES
(Cost: $963,071,996)		1,032,374,439

FOREIGN GOVERNMENT BONDS & NOTES[f] — 6.82%

BRAZIL — 1.13%
Brazil (Federative Republic of)
4.88%, 01/22/21[b]	2,300	2,595,550
5.88%, 01/15/19	250	298,375
6.00%, 01/17/17	450	532,125
7.13%, 01/20/37	2,007	2,769,660
7.88%, 03/07/15	900	1,076,850
8.00%, 01/15/18	838	1,005,181
8.25%, 01/20/34	500	765,000
8.75%, 02/04/25	900	1,363,500
10.13%, 05/15/27	1,100	1,842,500
11.00%, 08/17/40	707	942,431

		13,191,172

CANADA — 1.96%
British Columbia (Province of)
2.65%, 09/22/21	600	625,469
7.25%, 09/01/36	700	1,127,729
Canada (Government of)
0.88%, 02/14/17	1,000	996,847
2.38%, 09/10/14	500	524,672
Export Development Canada
3.13%, 04/24/14	1,400	1,483,020

Security	Principal (000s)	Value

Hydro-Quebec
2.00%, 06/30/16	$600	$620,507
8.05%, 07/07/24	885	1,305,329
Manitoba (Province of)
1.38%, 04/28/14[b]	1,500	1,530,752
2.13%, 04/22/13	250	254,889
4.90%, 12/06/16	150	173,167
Nova Scotia (Province of)
2.38%, 07/21/15[b]	250	262,640
5.13%, 01/26/17	250	291,060
Ontario (Province of)
1.38%, 01/27/14	1,750	1,778,439
1.88%, 11/19/12	350	353,676
2.30%, 05/10/16	750	782,173
2.95%, 02/05/15	1,500	1,594,258
4.00%, 10/07/19	500	563,742
4.10%, 06/16/14	1,080	1,166,882
4.40%, 04/14/20[b]	1,550	1,795,769
4.95%, 11/28/16	1,000	1,164,179
Quebec (Province of)
2.75%, 08/25/21	500	508,951
3.50%, 07/29/20[b]	1,400	1,525,720
4.60%, 05/26/15[b]	550	617,284
4.88%, 05/05/14	500	546,549
5.00%, 03/01/16	570	657,522
5.13%, 11/14/16	188	220,973
7.50%, 09/15/29	320	485,086

		22,957,284

CHILE — 0.09%
Chile (Republic of)
3.25%, 09/14/21[b]	800	817,296
3.88%, 08/05/20	250	271,275

		1,088,571

COLOMBIA — 0.44%
Colombia (Republic of)
4.38%, 07/12/21	1,500	1,627,500
6.13%, 01/18/41	500	616,250
7.38%, 03/18/19	750	961,875

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

7.38%, 09/18/37	$750	$1,046,250
8.25%, 12/22/14	750	890,625

		5,142,500

ISRAEL — 0.10%
Israel (State of)
5.13%, 03/26/19	1,080	1,205,820

		1,205,820

ITALY — 0.51%
Italy (Republic of)
3.13%, 01/26/15[b]	450	442,253
4.38%, 06/15/13	950	968,785
4.50%, 01/21/15	1,900	1,938,369
5.25%, 09/20/16	1,300	1,330,924
5.38%, 06/15/33	500	469,743
6.88%, 09/27/23	750	785,814

		5,935,888

JAPAN — 0.23%
Japan Finance Corp.
2.50%, 01/21/16	300	314,461
2.50%, 05/18/16	800	839,148
2.88%, 02/02/15	900	948,630
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500	585,384

		2,687,623

MEXICO — 0.97%
United Mexican States
5.13%, 01/15/20[b]	1,750	1,995,000
5.63%, 01/15/17	1,350	1,552,500
5.88%, 02/17/14	800	866,400
5.95%, 03/19/19[b]	655	779,450
6.05%, 01/11/40	1,500	1,824,750
6.38%, 01/16/13	867	903,848
6.75%, 09/27/34	1,300	1,683,500
7.50%, 04/08/33[b]	1,045	1,459,342
11.38%, 09/15/16	200	284,500

		11,349,290

PANAMA — 0.25%
Panama (Republic of)
6.70%, 01/26/36	1,000	1,290,000

Security	Principal (000s)	Value

7.13%, 01/29/26	$800	$1,060,000
7.25%, 03/15/15	500	578,750

		2,928,750

PERU — 0.34%
Peru (Republic of)
5.63%, 11/18/50	350	383,250
6.55%, 03/14/37	300	381,750
7.13%, 03/30/19[b]	500	636,250
7.35%, 07/21/25	1,100	1,487,750
8.38%, 05/03/16	250	313,125
8.75%, 11/21/33	500	768,250

		3,970,375

POLAND — 0.31%
Poland (Republic of)
3.88%, 07/16/15	600	627,000
5.00%, 10/19/15[b]	150	163,312
5.00%, 03/23/22	500	534,525
5.13%, 04/21/21[b]	600	645,750
5.25%, 01/15/14	450	475,425
6.38%, 07/15/19	1,000	1,172,500

		3,618,512

SOUTH AFRICA — 0.27%
South Africa (Republic of)
4.67%, 01/17/24	700	728,000
5.50%, 03/09/20	1,100	1,241,625
6.50%, 06/02/14	500	550,000
6.88%, 05/27/19	500	608,125

		3,127,750
SOUTH KOREA — 0.22%
Korea (Republic of)
4.88%, 09/22/14	600	643,540
5.75%, 04/16/14	500	540,408
7.13%, 04/16/19[b]	1,150	1,431,517

		2,615,465

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $75,115,962)		79,819,000

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 3.28%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	$250	$289,872

		289,872

CALIFORNIA — 1.19%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/40	750	1,000,935
Series S1
7.04%, 04/01/41	300	413,466
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	180	227,583
Los Angeles Community College District GO BAB
6.75%, 08/01/42	500	695,665
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	60	73,116
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.49%, 08/01/33	500	624,685
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/41	450	612,095
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	450	530,334
6.76%, 07/01/34	500	657,975

Security	Principal (000s)	Value

Orange County Local Transportation Authority RB Sales Tax Revenue
Series A
6.91%, 02/15/41	$250	$341,500
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/25	500	651,765
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	350	419,857
State of California GO
5.45%, 04/01/15	750	823,185
6.20%, 03/01/19	400	468,748
State of California GO BAB
5.70%, 11/01/21	200	228,696
7.50%, 04/01/34	1,750	2,256,467
7.55%, 04/01/39	1,095	1,449,769
7.60%, 11/01/40	940	1,257,494
7.70%, 11/01/30	100	117,902
University of California RB College & University Revenue BAB
5.77%, 05/15/32	700	845,537
5.95%, 05/15/26	200	239,244

		13,936,018

CONNECTICUT — 0.05%
State of Connecticut GO
Series A
5.85%, 03/15/32	500	624,140

		624,140
GEORGIA — 0.07%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Series J
6.64%, 04/01/18	500	579,620
Series M
6.66%, 04/01/18	200	229,006

		808,626

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

ILLINOIS — 0.56%
Chicago Board of Education GO BAB
6.14%, 12/01/39	$175	$196,970
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	690	830,470
City of Chicago RB Water Revenue BAB
6.74%, 11/01/40	50	65,325
State of Illinois GO
4.07%, 01/01/14	500	518,610
4.42%, 01/01/15	1,000	1,050,610
5.10%, 06/01/33	1,750	1,664,390
5.37%, 03/01/17	250	271,520
5.88%, 03/01/19	450	498,289
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	111,220
Series 5
7.35%, 07/01/35[b]	1,100	1,296,130

		6,503,534

MASSACHUSETTS — 0.07%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	480	513,533
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	260,487

		774,020
MISSOURI — 0.06%
University of Missouri RB College & University Revenue BAB
5.79%, 11/01/41	500	654,545

		654,545

Security	Principal (000s)	Value

NEVADA — 0.03%
Clark County RB Port Airport & Marina Revenue BAB
Series C
6.82%, 07/01/36	$250	$319,810

		319,810

NEW JERSEY — 0.30%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/23 (AGM)	300	173,508
0.00%, 02/15/24 (AGM)	250	133,435
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	700	909,125
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	422	587,002
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	685	985,393
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	250	289,457
6.10%, 12/15/28	250	279,893
Rutgers-State University of New Jersey/New Brunswick RB College & University Revenue BAB
5.67%, 05/01/40	100	122,372

		3,480,185
NEW YORK — 0.52%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250	355,242
Series C-1
6.69%, 11/15/40	300	384,717
Series E
6.81%, 11/15/40	250	324,928

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	$500	$610,465
5.72%, 06/15/42	550	697,867
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	500	600,880
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	302,720
Series H
5.43%, 03/15/39	300	354,819
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	500	599,415
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/47 (GOI)	250	268,915
6.04%, 12/01/29 (GOI)	500	621,605
State of New York GO BAB
5.85%, 06/01/40	500	607,320
5.97%, 03/01/36	250	309,603

		6,038,496
OHIO — 0.08%
American Municipal Power Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/24	240	312,487
8.08%, 02/15/42	100	141,756
Series E
6.27%, 02/15/21	100	112,500
Northeast Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40	100	112,699

Security	Principal (000s)	Value

Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	$250	$286,173

		965,615
PENNSYLVANIA — 0.05%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	300	341,925
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/40	250	284,160

		626,085
PUERTO RICO — 0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	200	202,520

		202,520
TEXAS — 0.16%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	250	331,252
North Texas Tollway RB Authority Revenue BAB
6.72%, 01/01/40	450	581,247
State of Texas GO BAB
5.52%, 04/01/39	500	637,975
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.18%, 04/01/30	250	302,598

		1,853,072

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

February 29, 2012

Security	Principal (000s) or Shares	Value

UTAH — 0.07%
State of Utah GO BAB
Series D
4.55%, 07/01/24	$750	$870,285

		870,285

WASHINGTON — 0.02%
State of Washington GO BAB
Series D
5.48%, 08/01/39	250	298,995

		298,995

WISCONSIN — 0.01%
State of Wisconsin RB General Fund Series A
5.70%, 05/01/26 (AGM)	125	144,780

		144,780

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $33,518,726)		38,390,598

SHORT-TERM INVESTMENTS — 5.03%

MONEY MARKET FUNDS — 5.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,g,h]	42,894,192	42,894,192
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,g,h]	3,919,503	3,919,503
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,g]	11,961,486	11,961,486

		58,775,181

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,775,181)		58,775,181

TOTAL INVESTMENTS IN SECURITIES — 103.40%
(Cost: $1,130,481,865)		1,209,359,218
Other Assets, Less Liabilities — (3.40)%		(39,794,688)

NET ASSETS — 100.00%		$1,169,564,530

BAB — Build America Bonds

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Variable rates shown are as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	101

Schedule of Investments

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 85.90%

AEROSPACE & DEFENSE — 1.71%
BAE Systems PLC
5.80%, 10/11/41[a]	$400	$437,187
Boeing Co. (The)
4.88%, 02/15/20	70	83,428
6.88%, 03/15/39	325	476,249
8.75%, 08/15/21	25	36,418
Lockheed Martin Corp.
4.85%, 09/15/41	350	375,163
5.72%, 06/01/40	275	324,763
Northrop Grumman Corp.
5.05%, 11/15/40	355	378,402
Raytheon Co.
4.88%, 10/15/40	400	445,984
United Technologies Corp.
5.40%, 05/01/35	75	90,218
5.70%, 04/15/40	475	610,354
6.05%, 06/01/36	75	96,889

		3,355,055
AGRICULTURE — 1.13%
Altria Group Inc.
9.95%, 11/10/38	325	508,027
10.20%, 02/06/39	451	718,624
Archer-Daniels-Midland Co.
4.54%, 03/26/42[a]	23	23,978
5.38%, 09/15/35	75	87,078
5.77%, 03/01/41	50	63,224
Lorillard Tobacco Co.
7.00%, 08/04/41	150	166,526
Philip Morris International Inc.
6.38%, 05/16/38	311	411,103
Reynolds American Inc.
7.25%, 06/15/37	200	240,247

		2,218,807
AUTO MANUFACTURERS — 0.34%
Daimler Finance North America LLC
8.50%, 01/18/31	443	657,713

		657,713

Security	Principal (000s)	Value

BANKS — 7.68%
Abbey National Capital Trust I
8.96%, 06/30/30[b]	$250	$249,688
Bank of America Corp.
5.00%, 08/18/25[c]	100	97,121
5.00%, 05/27/26[c]	200	193,068
Bank of America N.A.
6.00%, 10/15/36	300	289,811
Barclays Bank PLC
6.28%, 12/15/34[b]	450	363,797
BB&T Capital Trust II
6.75%, 06/07/36	150	151,016
BNP Paribas SA
7.20%, 06/25/37[a,b]	200	175,000
Capital One Capital V
10.25%, 08/15/39	300	312,750
Capital One Capital VI
8.88%, 05/15/40	400	413,376
Citigroup Inc.
5.85%, 12/11/34	450	468,951
5.88%, 05/29/37	75	78,890
6.13%, 08/25/36	100	98,417
6.63%, 06/15/32	550	581,158
6.88%, 03/05/38	188	220,564
8.13%, 07/15/39	350	457,268
Fifth Third Bancorp
8.25%, 03/01/38	425	545,231
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	25	24,404
6.13%, 02/15/33	375	376,878
6.25%, 02/01/41	350	361,330
6.45%, 05/01/36	525	507,390
6.75%, 10/01/37	575	576,215
HBOS PLC
6.00%, 11/01/33[a]	400	294,458
HSBC Holdings PLC
6.10%, 01/14/42	400	476,772
6.50%, 05/02/36	400	442,108
6.50%, 09/15/37	505	556,662
6.80%, 06/01/38	700	798,652

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

J.P. Morgan Chase & Co.
5.40%, 01/06/42	$500	$540,418
5.50%, 10/15/40	100	108,008
5.60%, 07/15/41	500	555,659
6.40%, 05/15/38	275	329,397
J.P. Morgan Chase Capital XXV
6.80%, 10/01/37	697	703,970
KfW
0.00%, 04/18/36	350	147,293
0.00%, 06/29/37	500	203,120
Morgan Stanley
5.00%, 08/31/25[c]	470	467,695
7.25%, 04/01/32	400	445,267
Rabobank Nederland
5.25%, 05/24/41	310	327,635
Standard Chartered PLC
7.01%, 07/31/30[a,b]	400	390,997
UBS AG Stamford
7.75%, 09/01/26	300	342,882
USB Capital XIII Trust
6.63%, 12/15/39	25	25,332
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	550	669,370
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	350	362,557
Wells Fargo & Co.
5.38%, 02/07/35	180	198,759
Wells Fargo Capital X
5.95%, 12/15/36	146	146,730

		15,076,064
BEVERAGES — 1.34%
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	100	137,945
8.20%, 01/15/39	326	512,057
Diageo Capital PLC
5.88%, 09/30/36	425	527,263
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	300	418,798
PepsiCo Inc.
5.50%, 01/15/40	400	496,945
Pernod Ricard SA
5.50%, 01/15/42[a]	250	266,751

Security	Principal (000s)	Value

SABMiller Holdings Inc.
4.95%, 01/15/42[a]	$250	$268,282

		2,628,041
BIOTECHNOLOGY — 0.86%
Amgen Inc.
5.65%, 06/15/42	450	503,550
6.38%, 06/01/37	75	88,937
6.40%, 02/01/39	459	548,686
Gilead Sciences Inc.
5.65%, 12/01/41	500	555,244

		1,696,417
BUILDING MATERIALS — 0.14%
Owens Corning Inc.
7.00%, 12/01/36	250	267,432

		267,432
CHEMICALS — 0.79%
Dow Chemical Co. (The)
5.25%, 11/15/41	300	330,515
7.38%, 11/01/29	250	328,463
9.40%, 05/15/39	125	200,636
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	375	433,020
Rohm and Haas Co.
7.85%, 07/15/29	200	263,334

		1,555,968
COMMERCIAL SERVICES — 0.87%
Massachusetts Institute of Technology
5.60%, 07/01/2111	200	269,946
President and Fellows of Harvard College (The)
6.30%, 10/01/37	41	47,047
6.50%, 01/15/39[a]	600	859,512
SAIC Inc. Series 1
5.95%, 12/01/40	200	221,043
Western Union Co. (The)
6.20%, 06/21/40	300	317,333

		1,714,881
COMPUTERS — 1.12%
Dell Inc.
5.40%, 09/10/40	400	444,946

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Hewlett-Packard Co.
6.00%, 09/15/41	$300	$347,474
International Business Machines Corp.
5.60%, 11/30/39	550	706,251
7.00%, 10/30/25	500	690,146

		2,188,817
COSMETICS & PERSONAL CARE — 0.32%
Procter & Gamble Co. (The)
5.55%, 03/05/37	487	630,108

		630,108
COUNTRY FUNDS — CLOSED-END — 0.31%
CDP Financial Inc.
5.60%, 11/25/39[a]	500	604,742

		604,742
DIVERSIFIED FINANCIAL SERVICES — 3.75%
American Express Co.
8.15%, 03/19/38	250	370,169
Capital One Capital III
7.69%, 08/15/36	100	101,750
Citigroup Capital XXI
8.30%, 12/21/57[b]	576	592,704
Credit Suisse (USA) Inc.
7.13%, 07/15/32	225	277,621
FMR LLC
7.57%, 06/15/29[a]	400	477,441
General Electric Capital Corp.
5.88%, 01/14/38	1,120	1,252,153
6.75%, 03/15/32	358	435,043
6.88%, 01/10/39	450	555,459
General Electric Capital Corp. Series A
6.15%, 08/07/37	400	451,282
Goldman Sachs Capital I
6.35%, 02/15/34	365	341,784
J.P. Morgan Chase Capital XXVII Series AA
7.00%, 11/01/39	350	357,000
Jefferies Group Inc.
6.25%, 01/15/36	225	197,438

Security	Principal (000s)	Value

Merrill Lynch & Co. Inc.
6.11%, 01/29/37	$300	$286,276
7.75%, 05/14/38	595	643,459
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	375	532,291
Siemens Financieringsmat
6.13%, 08/17/26[a]	300	373,690
SLM Corp.
5.63%, 08/01/33	150	127,500

		7,373,060
ELECTRIC — 10.63%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[a]	300	300,750
Appalachian Power Co. Series Q
7.00%, 04/01/38	300	406,877
Arizona Public Service Co.
4.50%, 04/01/42	150	153,420
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	450	551,041
5.70%, 06/15/40	160	201,605
Constellation Energy Group Inc.
7.60%, 04/01/32	350	468,110
Dominion Resources Inc.
6.30%, 03/15/33	25	30,565
DTE Energy Co.
6.38%, 04/15/33	30	35,903
Duke Energy Carolinas LLC
4.25%, 12/15/41	500	527,724
5.30%, 02/15/40	225	274,722
6.05%, 04/15/38	300	397,186
E.ON International Finance BV
6.65%, 04/30/38[a]	456	597,153
EDF SA
5.60%, 01/27/40[a]	300	319,295
Electricite de France
6.95%, 01/26/39[a]	280	346,638
Enel Finance International SA
6.00%, 10/07/39[a]	600	548,706
Exelon Generation Co. LLC
6.25%, 10/01/39	425	519,998

104	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

FirstEnergy Corp.
7.38%, 11/15/31	$597	$761,675
FirstEnergy Solutions Corp.
6.80%, 08/15/39	200	234,000
Florida Power & Light Co.
4.13%, 02/01/42	400	413,460
5.13%, 06/01/41	155	185,434
5.25%, 02/01/41	100	122,640
5.95%, 02/01/38	231	304,046
Florida Power Corp.
6.40%, 06/15/38	350	476,498
Georgia Power Co.
5.40%, 06/01/40	400	476,534
Iberdrola International BV
6.75%, 07/15/36	350	386,611
Kansas City Power & Light Co.
5.30%, 10/01/41	300	324,450
Kentucky Utilities Co.
5.13%, 11/01/40	100	116,582
Massachusetts Electric Co.
5.90%, 11/15/39[a]	50	60,726
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	194	240,641
6.50%, 09/15/37	380	492,442
8.48%, 09/15/28	506	729,133
Nevada Power Co.
5.38%, 09/15/40	75	87,739
5.45%, 05/15/41	200	236,832
Nisource Finance Corp.
5.95%, 06/15/41	375	422,608
Northern States Power Co.
4.85%, 08/15/40	350	401,430
6.20%, 07/01/37	50	67,098
Oglethorpe Power Corp.
6.19%, 01/01/31[a]	400	461,728
Oncor Electric Delivery Co.
5.25%, 09/30/40	100	111,092
7.00%, 09/01/22	550	696,875
7.50%, 09/01/38	25	35,631
Pacific Gas & Electric Co.
4.50%, 12/15/41	350	365,768

Security	Principal (000s)	Value

5.40%, 01/15/40	$450	$535,500
6.05%, 03/01/34	279	349,740
PPL Electric Utilities Corp.
5.20%, 07/15/41	400	479,963
PSEG Power LLC
8.63%, 04/15/31	250	371,512
Public Service Electric & Gas Co. Series MTN
5.80%, 05/01/37	300	380,554
Puget Sound Energy Inc.
5.64%, 04/15/41	355	436,700
5.76%, 07/15/40	50	61,623
5.80%, 03/15/40	25	30,903
San Diego Gas & Electric Co.
4.50%, 08/15/40	400	442,338
5.35%, 05/15/40	75	93,764
South Carolina Electric & Gas Co.
5.45%, 02/01/41	375	447,214
6.05%, 01/15/38	68	86,061
Southern California Edison Co.
6.00%, 01/15/34	350	452,441
6.05%, 03/15/39	100	134,041
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	504	663,374
Southern Power Co.
5.15%, 09/15/41	400	433,155
Southwestern Electric Power Co.
6.20%, 03/15/40	200	245,315
Virginia Electric and Power Co.
8.88%, 11/15/38	350	580,032
Virginia Electric and Power Co. Series A
6.00%, 05/15/37	175	225,869
Wisconsin Power & Light Co.
6.38%, 08/15/37	400	532,754

		20,874,219
ELECTRONICS — 0.45%
Honeywell International Inc.
5.38%, 03/01/41	250	309,568
5.70%, 03/15/37	40	50,454

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Koninklijke Philips Electronics NV
6.88%, 03/11/38	$400	$514,618

		874,640
ENVIRONMENTAL CONTROL — 0.32%
Republic Services Inc.
4.75%, 05/15/23	100	111,717
5.70%, 05/15/41	300	356,397
6.20%, 03/01/40	25	31,344
Waste Management Inc.
6.13%, 11/30/39	105	130,285

		629,743
FOOD — 2.31%
Cargill Inc.
6.63%, 09/15/37[a]	400	518,627
ConAgra Foods Inc.
8.25%, 09/15/30	400	522,237
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	375	494,406
Kellogg Co. Series B
7.45%, 04/01/31	150	202,912
Kraft Foods Inc.
6.50%, 11/01/31	350	437,917
6.50%, 02/09/40	375	487,661
6.88%, 02/01/38	35	46,449
Kroger Co. (The)
5.40%, 07/15/40	40	43,814
6.90%, 04/15/38	425	545,543
Tesco PLC
6.15%, 11/15/37[a]	500	586,579
Unilever Capital Corp.
5.90%, 11/15/32	500	649,323

		4,535,468
FOREST PRODUCTS & PAPER — 0.28%
Georgia-Pacific LLC
7.75%, 11/15/29	355	450,594
International Paper Co.
7.30%, 11/15/39	50	64,326
8.70%, 06/15/38	25	34,792

		549,712

Security	Principal (000s)	Value

GAS — 0.70%
KeySpan Gas East Corp.
5.82%, 04/01/41[a]	$350	$423,662
Nakilat Inc.
6.07%, 12/31/33[a]	600	645,000
Sempra Energy
6.00%, 10/15/39	5	6,242
Southern Union Co.
7.60%, 02/01/24	250	297,167

		1,372,071
HEALTH CARE — PRODUCTS — 0.51%
Boston Scientific Corp.
7.38%, 01/15/40	290	380,582
Covidien International Finance SA
6.55%, 10/15/37	100	134,301
Medtronic Inc.
5.55%, 03/15/40	400	493,638

		1,008,521
HEALTH CARE — SERVICES — 1.63%
Aetna Inc.
6.75%, 12/15/37	64	83,572
Cigna Corp.
4.00%, 02/15/22	500	521,372
5.88%, 03/15/41	263	295,772
Quest Diagnostics Inc.
6.95%, 07/01/37	300	374,303
Roche Holdings Inc.
7.00%, 03/01/39[a]	390	556,241
UnitedHealth Group Inc.
4.63%, 11/15/41	300	317,036
5.80%, 03/15/36	90	108,844
5.95%, 02/15/41	50	63,761
6.88%, 02/15/38	310	425,471
WellPoint Inc.
5.80%, 08/15/40	75	92,195
5.85%, 01/15/36	30	35,876
6.38%, 06/15/37	250	318,894

		3,193,337
HOLDING COMPANIES — DIVERSIFIED — 0.42%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	50	65,856

106	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

IPIC GMTN Ltd.
5.50%, 03/01/22[a]	$750	$764,063

		829,919
HOUSEHOLD PRODUCTS & WARES — 0.03%
Kimberly-Clark Corp.
5.30%, 03/01/41	25	30,686
6.63%, 08/01/37	20	27,995

		58,681
INSURANCE — 5.71%
Aflac Inc.
6.45%, 08/15/40	300	346,861
AIG Sunamerica Global Financing X
6.90%, 03/15/32[a]	50	58,218
Allstate Corp. (The)
5.55%, 05/09/35	350	395,340
5.95%, 04/01/36	400	477,963
6.90%, 05/15/38	61	78,327
American International Group Inc.
6.25%, 05/01/36	880	951,238
8.18%, 05/15/38[b]	460	487,025
Aon Corp.
8.21%, 01/01/27	300	350,769
AXA SA
8.60%, 12/15/30	80	85,564
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	275	333,153
Chubb Corp. (The)
6.00%, 05/11/37	250	314,425
GE Global Insurance Holding Corp.
7.00%, 02/15/26	200	231,231
Hartford Financial Services Group Inc.
6.10%, 10/01/41	200	189,486
6.63%, 03/30/40	50	50,270
Liberty Mutual Group Inc.
6.50%, 03/15/35[a]	450	473,133
Lincoln National Corp.
6.15%, 04/07/36	25	26,867
7.00%, 06/15/40	500	592,134
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[a]	350	513,613

Security	Principal (000s)	Value

MetLife Inc.
5.70%, 06/15/35	$100	$118,290
5.88%, 02/06/41	500	612,251
6.40%, 12/15/36	475	468,981
6.50%, 12/15/32	126	156,210
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	250	320,779
New York Life Insurance Co.
6.75%, 11/15/39[a]	450	593,551
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40[a]	500	618,112
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	95	126,158
Progressive Corp. (The)
6.25%, 12/01/32	290	349,901
Prudential Financial Inc.
5.40%, 06/13/35	25	25,730
6.20%, 11/15/40	100	115,110
Prudential Financial Inc. Series D
6.63%, 12/01/37	450	538,055
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	390	509,605
Travelers Companies Inc. (The)
5.35%, 11/01/40	200	235,057
6.25%, 06/15/37	68	87,291
XL Group PLC
6.38%, 11/15/24	50	53,827
XLIT Ltd.
5.75%, 10/01/21	300	330,439

		11,214,964
IRON & STEEL — 0.42%
ArcelorMittal SA
6.75%, 03/01/41	250	243,128
7.00%, 10/15/39	100	98,750
Cliffs Natural Resources Inc.
6.25%, 10/01/40	375	407,712
Nucor Corp.
4.13%, 09/15/22	75	82,946

		832,536

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

MACHINERY — 0.64%
Caterpillar Inc.
5.20%, 05/27/41	$500	$604,634
6.05%, 08/15/36	115	149,792
Deere & Co.
5.38%, 10/16/29	75	92,118
7.13%, 03/03/31	300	412,511

		1,259,055
MANUFACTURING — 0.57%
3M Co.
5.70%, 03/15/37	350	464,848
Dover Corp.
5.38%, 03/01/41	250	304,645
Illinois Tool Works Inc.
4.88%, 09/15/41[a]	300	332,061
Tyco International Finance SA
4.63%, 01/15/23	25	26,758

		1,128,312
MEDIA — 5.46%
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	532	786,756
Comcast Corp.
6.40%, 03/01/40	75	95,961
6.45%, 03/15/37	355	443,291
6.95%, 08/15/37	700	924,482
COX Communications Inc.
8.38%, 03/01/39[a]	475	671,765
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40	175	200,760
6.38%, 03/01/41	525	631,938
Discovery Communications LLC
6.35%, 06/01/40	100	125,974
Grupo Televisa SAB
6.63%, 01/15/40	325	382,939
NBCUniversal Media LLC
5.95%, 04/01/41	330	400,897
6.40%, 04/30/40	25	31,679
News America Inc.
6.15%, 02/15/41	525	624,819

Security	Principal (000s)	Value

6.20%, 12/15/34	$100	$116,018
6.40%, 12/15/35	350	408,920
6.65%, 11/15/37	530	645,816
Thomson Reuters Corp.
5.85%, 04/15/40	100	113,378
Time Warner Cable Inc.
5.88%, 11/15/40	500	567,743
6.75%, 06/15/39	500	623,175
Time Warner Entertainment Co.
8.38%, 07/15/33	352	461,531
Time Warner Inc.
6.10%, 07/15/40	225	266,825
6.25%, 03/29/41	600	723,528
7.63%, 04/15/31	520	697,473
Viacom Inc.
6.88%, 04/30/36	400	521,882
Walt Disney Co. (The)
4.38%, 08/16/41	250	262,922

		10,730,472
MINING — 2.58%
Alcoa Inc.
5.90%, 02/01/27	50	51,617
5.95%, 02/01/37	380	375,984
Barrick North America Finance LLC
5.70%, 05/30/41	350	413,928
Corporacion Nacional del Cobre de Chile
6.15%, 10/24/36[a]	400	492,018
Kinross Gold Corp.
6.88%, 09/01/41[a]	200	208,922
Newmont Mining Corp.
6.25%, 10/01/39	280	345,573
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	325	379,933
7.13%, 07/15/28	560	757,851
Southern Copper Corp.
6.75%, 04/16/40	300	326,809
Teck Resources Ltd.
6.00%, 08/15/40	50	55,648
6.25%, 07/15/41	320	368,040
Vale Overseas Ltd.
6.88%, 11/21/36	240	294,308

108	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.88%, 11/10/39	$350	$431,181
8.25%, 01/17/34	87	118,837
Xstrata Canada Financial Corp.
6.00%, 11/15/41[a]	400	437,664

		5,058,313
MULTI-NATIONAL — 0.61%
Asian Development Bank
5.82%, 06/16/28	250	323,794
European Investment Bank
4.88%, 02/15/36	200	217,435
Inter-American Development Bank Series EMTN
3.88%, 10/28/41	140	145,242
International Bank for Reconstruction and Development
7.63%, 01/19/23	347	507,598

		1,194,069
OIL & GAS — 8.10%
Anadarko Finance Co.
7.50%, 05/01/31	80	103,037
Anadarko Petroleum Corp.
6.20%, 03/15/40	450	540,826
6.45%, 09/15/36	365	446,911
Apache Corp.
5.10%, 09/01/40	185	216,199
6.00%, 01/15/37	31	40,115
Burlington Resources Finance Co.
7.20%, 08/15/31	200	273,887
Canadian Natural Resources Ltd.
6.25%, 03/15/38	300	385,942
6.75%, 02/01/39	250	335,697
Cenovus Energy Inc.
6.75%, 11/15/39	440	599,988
ConocoPhillips
5.90%, 05/15/38	450	585,177
6.50%, 02/01/39	355	501,758
ConocoPhillips Holding Co.
6.95%, 04/15/29	542	740,192
Devon Energy Corp.
5.60%, 07/15/41	200	238,558
7.95%, 04/15/32	100	145,650

Security	Principal (000s)	Value

Devon Financing Corp. ULC
7.88%, 09/30/31	$297	$427,382
Encana Corp.
6.50%, 08/15/34	170	192,184
6.50%, 02/01/38	430	483,700
Gazprom OAO
6.51%, 03/07/22[a]	500	547,500
7.29%, 08/16/37[a]	300	334,125
8.63%, 04/28/34[a]	200	248,540
Hess Corp.
5.60%, 02/15/41	475	552,079
7.30%, 08/15/31	25	33,102
Marathon Oil Corp.
6.60%, 10/01/37	525	666,789
Marathon Petroleum Corp.
6.50%, 03/01/41	300	339,054
Motiva Enterprises LLC
6.85%, 01/15/40[a]	300	397,769
Nexen Inc.
6.40%, 05/15/37	134	153,698
7.50%, 07/30/39	550	706,423
7.88%, 03/15/32	100	128,583
Noble Energy Inc.
6.00%, 03/01/41	100	118,997
Noble Holding International Ltd.
6.20%, 08/01/40	30	34,761
Pemex Project Funding Master Trust
6.63%, 06/15/35	105	119,700
Petro-Canada
6.80%, 05/15/38	95	128,015
Petrobras International Finance Co.
6.75%, 01/27/41	250	290,433
6.88%, 01/20/40	500	589,220
Petroleos Mexicanos
6.50%, 06/02/41	550	621,720
6.50%, 06/02/41[a]	300	339,120
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	250	278,805
Shell International Finance BV
5.50%, 03/25/40	100	128,928
6.38%, 12/15/38	117	163,815

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Statoil ASA
3.15%, 01/23/22	$350	$363,360
5.10%, 08/17/40	500	595,604
6.50%, 12/01/28[a]	100	128,231
Suncor Energy Inc.
6.50%, 06/15/38	350	453,208
6.85%, 06/01/39	75	101,744
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	350	388,281
Talisman Energy Inc.
6.25%, 02/01/38	275	320,523
Transocean Inc.
6.80%, 03/15/38	155	181,223
Valero Energy Corp.
6.63%, 06/15/37	67	75,904
7.50%, 04/15/32	100	116,574

		15,903,031
OIL & GAS SERVICES — 1.02%
Baker Hughes Inc.
5.13%, 09/15/40	255	303,447
Halliburton Co.
4.50%, 11/15/41	500	526,635
7.45%, 09/15/39	350	513,350
Weatherford International Ltd.
6.50%, 08/01/36	450	513,196
6.75%, 09/15/40	75	89,251
7.00%, 03/15/38	50	59,826

		2,005,705
PACKAGING & CONTAINERS — 0.11%
Sonoco Products Co.
5.75%, 11/01/40	200	220,033

		220,033
PHARMACEUTICALS — 3.64%
Abbott Laboratories
5.30%, 05/27/40	475	575,940
6.00%, 04/01/39	50	64,646
Aristotle Holding Inc.
6.13%, 11/15/41[a]	400	450,230
AstraZeneca PLC
6.45%, 09/15/37	487	660,228

Security	Principal (000s)	Value

Bristol-Myers Squibb Co.
5.88%, 11/15/36	$370	$474,622
6.13%, 05/01/38	79	104,639
Eli Lilly and Co.
5.50%, 03/15/27	400	478,477
5.55%, 03/15/37	425	517,684
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	287	395,139
Johnson & Johnson
4.50%, 09/01/40	75	83,780
5.95%, 08/15/37	300	402,684
Pfizer Inc.
7.20%, 03/15/39	398	600,010
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	915	1,264,487
6.55%, 09/15/37	55	78,067
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	400	506,192
Wyeth
5.95%, 04/01/37	380	497,184

		7,154,009
PIPELINES — 3.04%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	30	34,985
Enbridge Energy Partners LP
5.50%, 09/15/40	500	560,615
Energy Transfer Partners LP
6.05%, 06/01/41	110	117,367
6.50%, 02/01/42	250	277,490
6.63%, 10/15/36	250	269,875
Enterprise Products Operating LLC
4.05%, 02/15/22	300	318,232
5.70%, 02/15/42	250	282,856
5.95%, 02/01/41	400	470,645
6.13%, 10/15/39	60	71,652
Kinder Morgan Energy Partners LP
6.38%, 03/01/41	550	625,284
6.95%, 01/15/38	442	524,196
ONEOK Partners LP
6.13%, 02/01/41	550	650,473
6.85%, 10/15/37	50	62,163

110	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Plains All American Pipeline LP
6.65%, 01/15/37	$75	$90,884
TransCanada PipeLines Ltd.
6.10%, 06/01/40	25	32,651
6.20%, 10/15/37	550	697,977
Williams Companies Inc. (The)
8.75%, 03/15/32	303	404,463
Williams Partners LP
6.30%, 04/15/40	375	469,285

		5,961,093
REAL ESTATE INVESTMENT TRUSTS — 0.17%
Simon Property Group LP
6.75%, 02/01/40	250	335,348

		335,348
RETAIL — 4.85%
CVS Caremark Corp.
5.75%, 05/15/41	400	478,417
6.13%, 09/15/39	225	281,051
CVS Pass-Through Trust
6.04%, 12/10/28	520	573,435
6.94%, 01/10/30	91	104,560
Home Depot Inc. (The)
5.40%, 09/15/40	100	119,241
5.88%, 12/16/36	485	606,554
5.95%, 04/01/41	450	580,396
Lowe’s Companies Inc.
5.80%, 04/15/40	475	574,476
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	150	177,292
6.65%, 07/15/24	500	584,075
McDonald’s Corp.
6.30%, 10/15/37	200	276,005
6.30%, 03/01/38	500	691,658
Target Corp.
6.50%, 10/15/37	300	404,021
7.00%, 01/15/38	550	782,360
Wal-Mart Stores Inc.
5.00%, 10/25/40	100	116,349
5.25%, 09/01/35	1,400	1,652,587
5.63%, 04/15/41	100	126,539

Security	Principal (000s)	Value

6.20%, 04/15/38	$350	$461,557
6.50%, 08/15/37	369	502,167
7.55%, 02/15/30	50	73,544
Yum! Brands Inc.
3.75%, 11/01/21	350	361,942

		9,528,226
SEMICONDUCTORS — 0.36%
Applied Materials Inc.
5.85%, 06/15/41	250	300,799
Intel Corp.
4.80%, 10/01/41	350	396,180

		696,979
SOFTWARE — 0.62%
Microsoft Corp.
4.50%, 10/01/40	300	335,169
5.20%, 06/01/39	75	92,981
Oracle Corp.
5.38%, 07/15/40	525	638,404
6.13%, 07/08/39	20	26,294
6.50%, 04/15/38	100	133,696

		1,226,544
TELECOMMUNICATIONS — 7.63%
Alltel Corp.
7.88%, 07/01/32	350	516,409
America Movil SAB de CV
6.13%, 03/30/40	300	360,823
6.38%, 03/01/35	75	92,517
AT&T Corp.
8.00%, 11/15/31	450	648,090
AT&T Inc.
5.35%, 09/01/40	350	394,335
5.55%, 08/15/41	220	258,203
6.15%, 09/15/34	300	358,547
6.30%, 01/15/38	351	433,795
6.50%, 09/01/37	355	448,605
6.55%, 02/15/39	1,000	1,275,195
BellSouth Capital Funding Corp.
7.88%, 02/15/30	375	497,330
British Telecom PLC
9.63%, 12/15/30	300	456,341

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Cisco Systems Inc.
5.50%, 01/15/40	$475	$579,212
5.90%, 02/15/39	194	245,717
Deutsche Telekom International Finance BV
8.75%, 06/15/30	469	668,621
France Telecom SA
8.50%, 03/01/31	420	613,429
Motorola Inc.
6.63%, 11/15/37	9	9,879
New Cingular Wireless Services Inc.
8.75%, 03/01/31	475	708,469
Qtel International Finance Ltd.
5.00%, 10/19/25[a]	200	202,760
Qwest Corp.
6.88%, 09/15/33	325	325,000
Rogers Communications Inc.
7.50%, 08/15/38	200	271,727
Royal KPN NV
8.38%, 10/01/30	350	459,675
Telecom Italia Capital SA
6.00%, 09/30/34	250	208,125
6.38%, 11/15/33	100	86,250
7.20%, 07/18/36	35	32,200
7.72%, 06/04/38	226	213,570
Telefonica Emisiones SAU
7.05%, 06/20/36	700	743,343
Telefonica Europe BV
8.25%, 09/15/30	137	157,240
Verizon Communications Inc.
4.75%, 11/01/41	400	428,444
5.85%, 09/15/35	400	481,684
6.00%, 04/01/41	300	373,586
6.40%, 02/15/38	400	501,178
6.90%, 04/15/38	200	264,597
7.35%, 04/01/39	200	275,596
7.75%, 12/01/30	367	516,772
8.95%, 03/01/39	75	118,906
Vodafone Group PLC
6.15%, 02/27/37	330	415,118
7.88%, 02/15/30	244	349,136

		14,990,424

Security	Principal (000s)	Value

TOYS, GAMES & HOBBIES — 0.14%
Hasbro Inc.
6.35%, 03/15/40	$200	$222,242
Mattel Inc.
5.45%, 11/01/41	50	52,779

		275,021
TRANSPORTATION — 2.44%
Burlington Northern Santa Fe Corp.
5.40%, 06/01/41	250	294,013
5.75%, 05/01/40	400	485,039
Canadian National Railway Co.
6.20%, 06/01/36	355	463,458
6.38%, 11/15/37	58	76,800
Canadian Pacific Railway Co.
4.45%, 03/15/23	500	515,978
7.13%, 10/15/31	250	292,965
CSX Corp.
5.50%, 04/15/41	70	80,892
6.22%, 04/30/40	475	592,945
Norfolk Southern Corp.
4.84%, 10/01/41[a]	393	429,371
6.00%, 05/23/2111	350	411,155
Union Pacific Corp.
4.16%, 07/15/22	500	551,447
6.63%, 02/01/29	267	349,317
United Parcel Service Inc.
6.20%, 01/15/38	177	240,723

		4,784,103
WATER — 0.15%
American Water Capital Corp.
6.59%, 10/15/37	250	301,713

		301,713

TOTAL CORPORATE BONDS & NOTES (Cost: $160,519,707)		168,693,366

FOREIGN GOVERNMENT BONDS & NOTES[d] — 10.84%

BRAZIL — 2.13%
Brazil (Federative Republic of)
7.13%, 01/20/37	480	663,840
8.25%, 01/20/34	500	768,750
8.75%, 02/04/25	475	723,187

112	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

8.88%, 04/15/24	$550	$838,750
10.13%, 05/15/27	636	1,065,300
11.00%, 08/17/40	90	119,790

		4,179,617
CANADA — 0.56%
Hydro-Quebec
8.05%, 07/07/24	95	140,097
9.50%, 11/15/30	200	340,720
Quebec (Province of)
7.13%, 02/09/24	40	54,866
7.50%, 09/15/29	380	570,946

		1,106,629
COLOMBIA — 0.73%
Colombia (Republic of)
7.38%, 09/18/37	800	1,121,200
8.13%, 05/21/24	225	318,938

		1,440,138
INDONESIA — 1.01%
Indonesia (Republic of)
5.25%, 01/17/42[a]	500	533,125
7.75%, 01/17/38[a]	500	705,000
8.50%, 10/12/35[a]	500	750,000

		1,988,125
ISRAEL — 0.18%
Israel (State of)
4.00%, 06/30/22	350	348,689

		348,689
ITALY — 0.58%
Italy (Republic of)
5.38%, 06/15/33	362	341,947
6.88%, 09/27/23	550	572,825
Region of Lombardy Italy
5.80%, 10/25/32	300	224,641

		1,139,413
MEXICO — 1.43%
United Mexican States
5.75%, 10/12/2110	500	535,000
6.05%, 01/11/40	540	657,450
6.75%, 09/27/34	350	456,750

Security	Principal (000s)	Value

7.50%, 04/08/33	$152	$214,320
8.00%, 09/24/22	350	490,000
8.30%, 08/15/31	300	450,000

		2,803,520
PANAMA — 0.52%
Panama (Republic of)
7.13%, 01/29/26	700	936,950
9.38%, 04/01/29	50	79,925

		1,016,875
PERU — 0.88%
Peru (Republic of)
5.63%, 11/18/50	150	165,000
6.55%, 03/14/37	70	88,725
7.35%, 07/21/25	1,100	1,483,900

		1,737,625
POLAND — 0.21%
Poland (Republic of)
5.00%, 03/23/22	400	424,520

		424,520
QATAR — 0.35%
Qatar (Kingdom of)
5.75%, 01/20/42[a]	200	216,750
6.40%, 01/20/40[a]	400	466,000

		682,750
RUSSIA — 1.90%
Russian Federation (The)
7.50%, 03/31/30[a,c]	2,301	2,744,253
12.75%, 06/24/28[a]	550	980,375

		3,724,628
SOUTH AFRICA — 0.36%
South Africa (Republic of)
5.88%, 05/30/22	600	702,000

		702,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $20,774,095)		21,294,529

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

February 29, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.69%

MONEY MARKET FUNDS — 2.69%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	5,287,975	$5,287,975

		5,287,975

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,287,975)		5,287,975

TOTAL INVESTMENTS IN SECURITIES — 99.43%
(Cost: $186,581,777)		195,275,870
Other Assets, Less Liabilities — 0.57%		1,115,021

NET ASSETS — 100.00%		$196,390,891

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rates shown are as of report date.
[c]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

114	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2012

	iShares Barclays 1-3 Year Credit Bond Fund	iShares Barclays Intermediate Credit Bond Fund	iShares Barclays Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$8,923,240,762	$4,113,083,968	$1,070,008,875
Affiliated (Note 2)	427,863,500	253,978,432	60,472,990

Total cost of investments	$9,351,104,262	$4,367,062,400	$1,130,481,865

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,016,067,697	$4,361,097,907	$1,148,773,110
Affiliated (Note 2)	427,951,977	255,269,896	60,586,108

Total fair value of investments	9,444,019,674	4,616,367,803	1,209,359,218
Receivables:
Investment securities sold	55,001,421	14,402,413	5,016,569
Due from custodian (Note 4)	—	4,598,782	705,786
Interest	90,298,165	49,158,697	13,747,119
Capital shares sold	10,509,181	14,906,999	—

Total Assets	9,599,828,441	4,699,434,694	1,228,828,692

LIABILITIES
Payables:
Investment securities purchased	72,819,287	56,708,223	12,232,492
Collateral for securities on loan (Note 5)	393,482,673	179,638,127	46,813,695
Capital shares redeemed	—	—	36,013
Due to custodian	700	—	—
Investment advisory fees (Note 2)	1,451,216	687,030	181,962

Total Liabilities	467,753,876	237,033,380	59,264,162

NET ASSETS	$9,132,074,565	$4,462,401,314	$1,169,564,530

Net assets consist of:
Paid-in capital	$9,027,862,135	$4,203,261,241	$1,087,682,649
Undistributed net investment income	14,478,706	13,543,196	3,691,070
Accumulated net realized loss	(3,181,688)	(3,708,526)	(686,542)
Net unrealized appreciation	92,915,412	249,305,403	78,877,353

NET ASSETS	$9,132,074,565	$4,462,401,314	$1,169,564,530

Shares outstanding[b]	87,100,000	41,000,000	10,600,000

Net asset value per share	$104.85	$108.84	$110.34

[a]	Securities on loan with values of $381,093,449, $173,637,680 and $45,222,775, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 29, 2012

iShares 10+ Year Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$181,293,802
Affiliated (Note 2)	5,287,975

Total cost of investments	$186,581,777

Investments in securities, at fair value (Note 1):
Unaffiliated	$189,987,895
Affiliated (Note 2)	5,287,975

Total fair value of investments	195,275,870
Receivables:
Investment securities sold	2,631,277
Interest	2,758,439

Total Assets	200,665,586

LIABILITIES
Payables:
Investment securities purchased	3,672,807
Capital shares redeemed	564,680
Investment advisory fees (Note 2)	37,208

Total Liabilities	4,274,695

NET ASSETS	$196,390,891

Net assets consist of:
Paid-in capital	$186,852,093
Undistributed net investment income	1,133,871
Accumulated net realized loss	(289,166)
Net unrealized appreciation	8,694,093

NET ASSETS	$196,390,891

Shares outstanding[a]	3,300,000

Net asset value per share	$59.51

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

116	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2012

	iShares Barclays 1-3 Year Credit Bond Fund	iShares Barclays Intermediate Credit Bond Fund	iShares Barclays Credit Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$170,809,900	$149,315,597	$40,410,955
Interest — affiliated (Note 2)	175,354	673,333	69,246
Securities lending income — affiliated (Note 2)	812,572	452,236	93,711

Total investment income	171,797,826	150,441,166	40,573,912

EXPENSES
Investment advisory fees (Note 2)	16,856,797	7,687,642	1,859,221

Total expenses	16,856,797	7,687,642	1,859,221

Net investment income	154,941,029	142,753,524	38,714,691

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,311,947)	(3,686,302)	(648,766)
Investments — affiliated (Note 2)	—	49,504	—
In-kind redemptions — unaffiliated	41,083,927	27,483,927	11,203,175
In-kind redemptions — affiliated (Note 2)	47,329	217,597	(516)

Net realized gain	37,819,309	24,064,726	10,553,893

Net change in unrealized appreciation/depreciation	(5,093,059)	93,374,186	40,939,614

Net realized and unrealized gain	32,726,250	117,438,912	51,493,507

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$187,667,279	$260,192,436	$90,208,198

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 29, 2012

iShares 10+ Year Credit Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$7,935,296
Interest — affiliated (Note 2)	1,890

Total investment income	7,937,186

EXPENSES
Investment advisory fees (Note 2)	317,998

Total expenses	317,998

Net investment income	7,619,188

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(309,408)
In-kind redemptions — unaffiliated	7,746,499

Net realized gain	7,437,091

Net change in unrealized appreciation/depreciation	8,543,328

Net realized and unrealized gain	15,980,419

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,599,607

See notes to financial statements.

118	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays 1-3 Year Credit Bond Fund		iShares Barclays Intermediate Credit Bond Fund
	Year ended February 29, 2012	Year ended February 28, 2011	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$154,941,029	$159,890,506	$142,753,524	$117,423,457
Net realized gain	37,819,309	61,816,755	24,064,726	23,743,086
Net change in unrealized appreciation/depreciation	(5,093,059)	(15,670,872)	93,374,186	31,609,287

Net increase in net assets resulting from operations	187,667,279	206,036,389	260,192,436	172,775,830

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(154,364,338)	(161,623,240)	(139,169,008)	(115,504,092)
From net realized gain	—	(2,981,266)	(1,552,081)	(2,288,070)

Total distributions to shareholders	(154,364,338)	(164,604,506)	(140,721,089)	(117,792,162)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,349,603,733	4,550,364,491	1,903,580,875	1,174,278,105
Cost of shares redeemed	(2,901,025,615)	(2,489,523,724)	(656,827,976)	(389,393,294)

Net increase in net assets from capital share transactions	1,448,578,118	2,060,840,767	1,246,752,899	784,884,811

INCREASE IN NET ASSETS	1,481,881,059	2,102,272,650	1,366,224,246	839,868,479

NET ASSETS
Beginning of year	7,650,193,506	5,547,920,856	3,096,177,068	2,256,308,589

End of year	$9,132,074,565	$7,650,193,506	$4,462,401,314	$3,096,177,068

Undistributed net investment income included in net assets at end of year	$14,478,706	$14,137,971	$13,543,196	$10,087,924

SHARES ISSUED AND REDEEMED
Shares sold	41,700,000	43,700,000	17,800,000	11,200,000
Shares redeemed	(27,800,000)	(23,900,000)	(6,100,000)	(3,700,000)

Net increase in shares outstanding	13,900,000	19,800,000	11,700,000	7,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	119

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays Credit Bond Fund		iShares 10+ Year Credit Bond Fund
	Year ended February 29, 2012	Year ended February 28, 2011	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$38,714,691	$30,753,570	$7,619,188	$871,097
Net realized gain	10,553,893	4,411,320	7,437,091	124,568
Net change in unrealized appreciation/depreciation	40,939,614	8,958,206	8,543,328	163,350

Net increase in net assets resulting from operations	90,208,198	44,123,096	23,599,607	1,159,015

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,827,162)	(30,059,759)	(6,563,450)	(834,038)
From net realized gain	—	(188,707)	—	—

Total distributions to shareholders	(37,827,162)	(30,248,466)	(6,563,450)	(834,038)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	581,458,910	282,172,519	328,213,378	15,800,961
Cost of shares redeemed	(226,770,694)	(73,327,376)	(169,872,222)	(5,232,551)

Net increase in net assets from capital share transactions	354,688,216	208,845,143	158,341,156	10,568,410

INCREASE IN NET ASSETS	407,069,252	222,719,773	175,377,313	10,893,387

NET ASSETS
Beginning of year	762,495,278	539,775,505	21,013,578	10,120,191

End of year	$1,169,564,530	$762,495,278	$196,390,891	$21,013,578

Undistributed net investment income included in net assets at end of year	$3,691,070	$2,807,513	$1,133,871	$78,324

SHARES ISSUED AND REDEEMED
Shares sold	5,400,000	2,700,000	5,800,000	300,000
Shares redeemed	(2,100,000)	(700,000)	(2,900,000)	(100,000)

Net increase in shares outstanding	3,300,000	2,000,000	2,900,000	200,000

See notes to financial statements.

120	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays 1-3 Year Credit Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$104.51	$103.89	$97.31	$103.09	$100.76

Income from investment operations:
Net investment income[a]	1.92	2.44	3.70	4.44	4.77
Net realized and unrealized gain (loss)[b]	0.36	0.73	6.66	(6.21)	2.27

Total from investment operations	2.28	3.17	10.36	(1.77)	7.04

Less distributions from:
Net investment income	(1.94)	(2.51)	(3.78)	(4.01)	(4.71)
Net realized gain	—	(0.04)	(0.00)[c]	—	—

Total distributions	(1.94)	(2.55)	(3.78)	(4.01)	(4.71)

Net asset value, end of year	$104.85	$104.51	$103.89	$97.31	$103.09

Total return	2.19%	3.13%	10.84%	(1.74)%	7.21%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,132,075	$7,650,194	$5,547,921	$1,158,031	$298,960
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.84%	2.34%	3.62%	4.50%	4.72%
Portfolio turnover rate[d]	8%	12%	23%	67%	64%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Credit Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$105.67	$103.50	$92.81	$102.10	$101.17

Income from investment operations:
Net investment income[a]	3.97	4.36	4.98	5.03	5.03
Net realized and unrealized gain (loss)[b]	3.18	2.23	10.54	(9.75)	1.04

Total from investment operations	7.15	6.59	15.52	(4.72)	6.07

Less distributions from:
Net investment income	(3.94)	(4.33)	(4.83)	(4.57)	(5.14)
Net realized gain	(0.04)	(0.09)	—	—	—

Total distributions	(3.98)	(4.42)	(4.83)	(4.57)	(5.14)

Net asset value, end of year	$108.84	$105.67	$103.50	$92.81	$102.10

Total return	6.90%	6.55%	17.13%	(4.72)%	6.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,462,401	$3,096,177	$2,256,309	$649,643	$173,564
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.71%	4.14%	4.98%	5.28%	5.01%
Portfolio turnover rate[c]	9%	9%	21%	19%	28%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

122	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Credit Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$104.45	$101.84	$90.10	$100.82	$101.75

Income from investment operations:
Net investment income[a]	4.45	4.75	5.14	5.24	5.36
Net realized and unrealized gain (loss)[b]	5.86	2.59	11.57	(11.05)	(0.97)

Total from investment operations	10.31	7.34	16.71	(5.81)	4.39

Less distributions from:
Net investment income	(4.42)	(4.70)	(4.97)	(4.91)	(5.32)
Net realized gain	—	(0.03)	—	—	—

Total distributions	(4.42)	(4.73)	(4.97)	(4.91)	(5.32)

Net asset value, end of year	$110.34	$104.45	$101.84	$90.10	$100.82

Total return	10.11%	7.35%	19.00%	(5.91)%	4.53%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,169,565	$762,495	$539,776	$207,231	$60,493
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	4.16%	4.55%	5.24%	5.63%	5.38%
Portfolio turnover rate[c]	11%	13%	29%	16%	34%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Credit Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$52.53	$50.60	$50.63

Income from investment operations:
Net investment income[b]	2.72	2.88	0.65
Net realized and unrealized gain (loss)[c]	6.88	1.85	(0.28)

Total from investment operations	9.60	4.73	0.37

Less distributions from:
Net investment income	(2.62)	(2.80)	(0.40)

Total distributions	(2.62)	(2.80)	(0.40)

Net asset value, end of period	$59.51	$52.53	$50.60

Total return	18.81%	9.62%	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$196,391	$21,014	$10,120
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.79%	5.47%	5.79%
Portfolio turnover rate[f]	6%	37%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

124	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays 1-3 Year Credit	Non-diversified
Barclays Intermediate Credit	Non-diversified
Barclays Credit	Non-diversified
10+ Year Credit	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

126	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays 1-3 Year Credit
Assets:
Corporate Bonds & Notes	$—	$8,521,405,198	$—	$8,521,405,198
Foreign Government Bonds & Notes	—	487,578,848	—	487,578,848
Municipal Debt Obligations	—	21,148,068	—	21,148,068
Short-Term Investments	413,887,560	—	—	413,887,560

	$413,887,560	$9,030,132,114	$—	$9,444,019,674

Barclays Intermediate Credit
Assets:
Corporate Bonds & Notes	$—	$4,080,580,674	$—	$4,080,580,674
Foreign Government Bonds & Notes	—	277,612,309	—	277,612,309
Municipal Debt Obligations	—	20,309,413	—	20,309,413
Short-Term Investments	237,865,407	—	—	237,865,407

	$237,865,407	$4,378,502,396	$—	$4,616,367,803

Barclays Credit
Assets:
Corporate Bonds & Notes	$—	$1,032,374,439	$—	$1,032,374,439
Foreign Government Bonds & Notes	—	79,819,000	—	79,819,000
Municipal Debt Obligations	—	38,390,598	—	38,390,598
Short-Term Investments	58,775,181	—	—	58,775,181

	$58,775,181	$1,150,584,037	$—	$1,209,359,218

10+ Year Credit
Assets:
Corporate Bonds & Notes	$—	$168,693,366	$—	$168,693,366
Foreign Government Bonds & Notes	—	21,294,529	—	21,294,529
Short-Term Investments	5,287,975	—	—	5,287,975

	$5,287,975	$189,987,895	$—	$195,275,870

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

128	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 29, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays 1-3 Year Credit	$437,539
Barclays Intermediate Credit	243,512
Barclays Credit	50,460

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended February 29, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Barclays 1-3 Year Credit
PNC Funding Corp.
3.00%, 05/19/14	$—	$8,000	$—	$8,000	$8,313,480	$40,759	$—
5.40%, 06/10/14	—	5,263	—	5,263	5,750,937	56,355	—
5.50%, 09/28/12	3,250	—	(3,250)	—	—	59,330	47,329

					$14,064,417	$156,444	$47,329

Barclays Intermediate Credit
PNC Funding Corp.
2.70%, 09/16/16	$—	$6,400	$(2,800)	$3,600	$3,728,802	$40,823	$82,280
4.25%, 09/21/15	750	—	—	750	821,923	32,087	—
4.38%, 08/11/20	2,000	—	—	2,000	2,199,407	84,612	—
5.13%, 02/08/20	1,500	2,500	(1,500)	2,500	2,867,357	116,196	49,504
5.25%, 11/15/15	3,037	—	(700)	2,337	2,556,800	172,876	135,317
5.40%, 06/10/14	3,000	—	—	3,000	3,278,132	129,727	—
5.63%, 02/01/17	1,750	—	—	1,750	1,952,068	88,042	—

					$17,404,489	$664,363	$267,101

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Barclays Credit
PNC Funding Corp.
3.63%, 02/08/15	$500	$—	$—	$500	$530,826	$15,977	$—
4.25%, 09/21/15	200	—	—	200	219,179	8,557	—
5.13%, 02/08/20	1,000	—	(75)	925	1,060,922	41,538	(516)

					$1,810,927	$66,072	$(516)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2012 were as follows:

iShares Bond Fund	Purchases	Sales
Barclays 1-3 Year Credit	$3,214,391,821	$653,851,746
Barclays Intermediate Credit	1,063,618,625	329,169,390
Barclays Credit	387,319,100	97,289,506
10+ Year Credit	71,709,953	8,464,962

In-kind transactions (see Note 4) for the year ended February 29, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays 1-3 Year Credit	$1,962,643,265	$2,850,047,186
Barclays Intermediate Credit	1,130,386,635	624,478,676
Barclays Credit	284,009,593	215,550,756
10+ Year Credit	245,148,843	161,988,535

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and

130	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 29, 2012 attributable to amortization methods on fixed income securities and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Barclays 1-3 Year Credit	$41,119,522	$(235,956)	$(40,883,566)
Barclays Intermediate Credit	27,812,298	(129,244)	(27,683,054)
Barclays Credit	11,149,299	(3,972)	(11,145,327)
10+ Year Credit	7,670,810	(191)	(7,670,619)

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 29, 2012 and February 28, 2011 was as follows:

iShares Bond Fund	2012	2011
Barclays 1-3 Year Credit
Long-term capital gain	$—	$2,981,266
Ordinary income	154,364,338	161,623,240

	$154,364,338	$164,604,506

Barclays Intermediate Credit
Long-term capital gain	$1,552,081	$1,358,482
Ordinary income	139,169,008	116,433,680

	$140,721,089	$117,792,162

Barclays Credit
Long-term capital gain	$—	$188,707
Ordinary income	37,827,162	30,059,759

	$37,827,162	$30,248,466

10+ Year Credit
Ordinary income	$6,563,450	$834,038

As of February 29, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Barclays 1-3 Year Credit	$14,455,991	$(1,889,899)	$92,822,595	$(1,176,257)	$104,212,430
Barclays Intermediate Credit	13,474,557	(503,829)	249,128,390	(2,959,045)	259,140,073
Barclays Credit	3,697,411	(54,894)	78,795,007	(555,643)	81,881,881
10+ Year Credit	1,133,693	(206,348)	8,645,145	(33,692)	9,538,798

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2013.

132	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 29, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

iShares Bond Fund	Non- Expiring
Barclays 1-3 Year Credit	$1,889,899
Barclays Intermediate Credit	503,829
Barclays Credit	54,894
10+ Year Credit	206,348

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Barclays 1-3 Year Credit	$9,351,197,079	$96,899,257	$(4,076,662)	$92,822,595
Barclays Intermediate Credit	4,367,239,413	251,068,739	(1,940,349)	249,128,390
Barclays Credit	1,130,564,211	79,650,836	(855,829)	78,795,007
10+ Year Credit	186,630,725	9,211,702	(566,557)	8,645,145

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	133

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Credit Bond Fund and iShares 10+ Year Credit Bond Fund, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 29, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2012

134	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the iShares Barclays Intermediate Credit Bond Fund hereby designates $1,552,081 as long-term capital gain dividends for the fiscal year ended February 29, 2012.

Under Section 871(k)(1)(C) of the Code, the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 29, 2012:

iShares Bond Fund	Interest- Related Dividends
Barclays 1-3 Year Credit	$109,929,047
Barclays Intermediate Credit	102,870,080
Barclays Credit	27,204,770
10+ Year Credit	5,318,322

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 29, 2012:

iShares Bond Fund	Federal Obligation Interest [a]
Barclays 1-3 Year Credit	$1,507,312
Barclays Intermediate Credit	1,115,851
Barclays Credit	258,917
Barclays 10+ Year Credit	5,466

[a]

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TAX INFORMATION	135

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays 1-3 Year Credit	$1.93586	$—	$—	$1.93586	100%	—%	—%	100%
Barclays Intermediate Credit	3.93604	0.03786	—	3.97390	99	1	—	100
Barclays Credit	4.42114	—	—	4.42114	100	—	—	100
10 + Year Credit	2.62417	—	—	2.62417	100	—	—	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

136	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Barclays 1-3 Year Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	2	0.17%
Greater than 4.5% and Less than 5.0%	2	0.17
Greater than 4.0% and Less than 4.5%	12	1.00
Greater than 3.5% and Less than 4.0%	8	0.67
Greater than 3.0% and Less than 3.5%	32	2.67
Greater than 2.5% and Less than 3.0%	46	3.84
Greater than 2.0% and Less than 2.5%	65	5.43
Greater than 1.5% and Less than 2.0%	57	4.76
Greater than 1.0% and Less than 1.5%	62	5.18
Greater than 0.5% and Less than 1.0%	262	21.87
Between 0.5% and –0.5%	642	53.58
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	3	0.25
Less than –1.5%	4	0.33

	1,198	100.00%

SUPPLEMENTAL INFORMATION	137

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays Intermediate Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	4	0.33
Greater than 4.5% and Less than 5.0%	4	0.33
Greater than 4.0% and Less than 4.5%	4	0.33
Greater than 3.5% and Less than 4.0%	14	1.17
Greater than 3.0% and Less than 3.5%	29	2.42
Greater than 2.5% and Less than 3.0%	26	2.17
Greater than 2.0% and Less than 2.5%	46	3.84
Greater than 1.5% and Less than 2.0%	81	6.76
Greater than 1.0% and Less than 1.5%	116	9.69
Greater than 0.5% and Less than 1.0%	365	30.48
Between 0.5% and –0.5%	494	41.25
Less than –0.5% and Greater than –1.0%	4	0.33
Less than –1.0% and Greater than –1.5%	4	0.33
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	2	0.17
Less than –3.0%	1	0.08

	1,198	100.00%

138	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	3	0.25%
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	2	0.17
Greater than 3.0% and Less than 3.5%	6	0.50
Greater than 2.5% and Less than 3.0%	39	3.26
Greater than 2.0% and Less than 2.5%	73	6.09
Greater than 1.5% and Less than 2.0%	79	6.59
Greater than 1.0% and Less than 1.5%	151	12.60
Greater than 0.5% and Less than 1.0%	392	32.72
Between 0.5% and –0.5%	438	36.57
Less than –0.5% and Greater than –1.0%	6	0.50
Less than –1.0% and Greater than –1.5%	3	0.25
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	2	0.17
Less than –2.5%	2	0.17

	1,198	100.00%

iShares 10+ Year Credit Bond Fund

Period Covered: January 1, 2010 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.20%
Greater than 2.5% and Less than 3.0%	6	1.19
Greater than 2.0% and Less than 2.5%	43	8.53
Greater than 1.5% and Less than 2.0%	67	13.29
Greater than 1.0% and Less than 1.5%	66	13.10
Greater than 0.5% and Less than 1.0%	190	37.70
Between 0.5% and –0.5%	130	25.79
Less than –0.5% and Greater than –1.0%	1	0.20

	504	100.00%

SUPPLEMENTAL INFORMATION	139

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 265 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

140	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	141

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).

Gregor G. Peterson Professor of

Accounting and Senior Associate

Dean for Academic Affairs, Stanford

University: Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(Winter 2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BlackRock (since 2009); Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

142	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BofA Merrill Lynch® is a servicemark of Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or its affiliates, and is licensed for use for certain purposes by BlackRock. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-22-0212

February 29, 2012

2012 Annual Report

iShares Trust

iShares Barclays Aggregate Bond Fund  |  AGG  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS AGGREGATE BOND FUND

Performance as of February 29, 2012

Average Annual Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.16%	8.26%	8.37%	6.16%	6.12%	6.36%	5.23%	5.24%	5.46%

Cumulative Total Returns
Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.16%	8.26%	8.37%	34.86%	34.56%	36.14%	53.79%	53.91%	56.59%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

PORTFOLIO ALLOCATION

As of 2/29/12

Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	35.57%
Mortgage-Backed Securities	33.14
Financial	7.37
U.S. Government Agency Obligations	4.64
Consumer Non-Cyclical	3.09
Communications	2.59
Energy	2.49
Foreign Government Obligations	1.72
Utilities	1.66
Multi-National	1.46
Industrial	1.35
Basic Materials	1.06
Consumer Cyclical	0.91
Municipal Debt Obligations	0.84
Technology	0.72
Short-Term and Other Net Assets	1.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 05/15/14	3.59%
U.S. Treasury Notes, 7.50%, 11/15/16	2.63
U.S. Treasury Notes, 3.63%, 02/15/20	2.40
U.S. Treasury Notes, 3.13%, 08/31/13	2.01
U.S. Treasury Notes, 8.13%, 08/15/19	1.95
U.S. Treasury Notes, 3.38%, 07/31/13	1.84
U.S. Treasury Bonds, 7.63%, 02/15/25	1.56
U.S. Treasury Bonds, 4.63%, 02/15/40	1.53
U.S. Treasury Notes, 2.38%, 09/30/14	1.28
U.S. Treasury Notes, 1.88%, 10/31/17	1.04

TOTAL	19.83%

The iShares Barclays Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Aggregate Bond Index (the “Index”). The Index measures the performance of the total U.S. investment grade bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 29, 2012 (the “reporting period”), the total return for the Fund was 8.16%, net of fees, while the total return for the Index was 8.37%.

The U.S. bond market posted strong returns for the reporting period. As the reporting period began, economic conditions in the U.S. were steadily improving, driven in part by a second round of quantitative easing measures from the Federal Reserve (the U.S. central bank) and the extension of several expiring federal tax breaks in late 2010. The improving economic environment provided a lift to credit-related securities, while heightened political turmoil in the Middle East and North Africa, as well as a devastating earthquake and tsunami in Japan, led to a flight to quality, boosting demand for Treasury securities.

By the spring of 2011, however, evidence of a slowdown in economic activity emerged. The U.S. economy grew at a 1.3% annual rate in the second quarter of 2011 and a 1.8% annual rate in the third quarter. Furthermore, an accumulation of global events — a worsening sovereign debt crisis in Europe, a credit rating downgrade on U.S. government debt (for the first time in the country’s history), and government infighting about the federal debt ceiling — led to greater demand for the relative safety and liquidity of Treasury and other U.S. government securities.

Renewed signs of improving economic growth appeared during the last five months of the reporting period. The economy grew at a 3.0% annual rate in the fourth quarter of 2011, while employment rates improved as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low of 8.3%. In addition, promising headlines from Europe provided some hope that the sovereign debt crisis would reach a positive conclusion.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

In this environment, interest rates declined broadly, leading to a rally across all sectors of the bond market. Longer-term securities outperformed short- and intermediate-term bonds as the market rallied. Corporate bonds generated the best results during the reporting period as they benefited from improving economic conditions, robust corporate profit growth, and continued demand for higher-yielding investments in a low interest rate environment. Higher-quality corporate bonds outpaced lower-rated issues overall, but lower-quality securities outperformed higher-quality issues during the latter half of the reporting period as improving economic conditions led to an increased appetite for risk in the fixed-income markets.

U.S. Treasury bonds also posted strong gains for the reporting period. U.S. Treasury securities were the biggest beneficiaries of the investor flight to quality and liquidity throughout the spring and summer of 2011. Another factor impacting performance in the U.S. Treasury market was a Federal Reserve plan, announced in September 2011 and dubbed “Operation Twist,” to buy long-term U.S. Treasury bonds with the goal of stimulating more long-term borrowing and increasing economic activity. The immediate result was a sharp drop in long-term Treasury yields, which contributed to the overall outperformance of long-term Treasury securities.

Mortgage-backed securities posted mixed results. Commercial mortgage-backed securities were among the top performers in the fixed-income market as investors sought out their relatively high yields and credit quality. Residential mortgage-backed securities produced positive returns but lagged other sectors of the bond market as mortgage rates fell to their lowest levels since the 1950s, sparking an increase in mortgage refinancing activity that weighed on mortgage-backed securities.

Although government agency securities posted positive returns overall, they underperformed most other segments of the U.S. bond market for the reporting period. This was due in part to the relatively short maturities in the government agency sector. Shorter-term securities tend to underperform their longer-term counterparts when bond yields decline, as was the case during the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Shareholder Expenses (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Actual	$1,000.00	$1,026.90	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.03%

MORTGAGE-BACKED SECURITIES — 2.03%
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2006-6 Class A3
5.37%, 10/10/45	$14,250	$14,962,500
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2006-6 Class AM
5.39%, 10/10/45	10,000	9,815,528
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2007-2 Class A4
5.43%, 04/10/49[a]	9,950	11,099,890
Bear Stearns Commercial Mortgage Securities Series 2005-PW10 Class A4
5.41%, 12/11/40[a]	17,000	18,931,817
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class AAB
4.80%, 09/11/42	6,996	7,275,563
Bear Stearns Commercial Mortgage Securities Series 2006-PW13 Class A4
5.54%, 09/11/41	12,000	13,592,834
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD Class A4
5.32%, 12/11/49	18,000	19,811,736
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3
5.47%, 09/15/39	15,000	16,557,718
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A3
4.58%, 06/10/48	9,111	9,389,699
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
5.79%, 08/10/45[a]	57,000	63,718,840

Security	Principal (000s)	Value

J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4 Class AM
5.00%, 10/15/42[a]	$10,000	$10,736,270
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class A4
5.79%, 02/12/51[a]	10,000	11,558,349
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A4
4.57%, 01/15/31	18,000	18,819,402
LB-UBS Commercial Mortgage Trust Series 2004-C4 Class A4
5.32%, 06/15/29[a]	17,000	18,214,685
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class AJ
5.49%, 07/12/46[a]	4,000	3,063,120
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class AM
5.20%, 12/12/49[a]	11,408	11,370,605
Morgan Stanley Capital I Series 2005-HQ6 Class A4A
4.99%, 08/13/42	18,597	20,356,387
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A5
5.22%, 01/15/41[a]	15,000	16,031,836
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AJ
5.52%, 01/15/45[a]	5,000	4,565,633

		299,872,412

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $253,177,787)		299,872,412

CORPORATE BONDS & NOTES — 22.70%

ADVERTISING — 0.02%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17	1,200	1,380,000

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

WPP Finance 2010
4.75%, 11/21/21[b]	$1,200	$1,269,076

		2,649,076
AEROSPACE & DEFENSE — 0.22%
Exelis Inc.
5.55%, 10/01/21[b]	300	316,450
General Dynamics Corp.
1.38%, 01/15/15[c]	1,000	1,017,645
2.25%, 07/15/16	300	311,738
3.88%, 07/15/21	1,400	1,519,923
Goodrich Corp.
3.60%, 02/01/21	2,000	2,120,927
L-3 Communications Corp.
3.95%, 11/15/16	1,150	1,206,556
4.75%, 07/15/20	1,100	1,144,029
4.95%, 02/15/21	300	314,865
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,574,363
3.35%, 09/15/21	3,200	3,271,485
6.15%, 09/01/36	2,410	2,943,056
Northrop Grumman Corp.
1.85%, 11/15/15	350	355,391
3.50%, 03/15/21	2,000	2,058,191
Raytheon Co.
6.40%, 12/15/18	4,299	5,362,285
Rockwell Collins Inc.
3.10%, 11/15/21	400	410,888
United Technologies Corp.
4.50%, 04/15/20	750	866,910
4.88%, 05/01/15	1,100	1,239,079
6.13%, 02/01/19	2,022	2,517,152
6.13%, 07/15/38	2,022	2,665,939

		32,216,872
AGRICULTURE — 0.34%
Altria Group Inc.
4.75%, 05/05/21	3,450	3,797,863
9.70%, 11/10/18	11,444	15,605,683
Archer-Daniels-Midland Co.
4.48%, 03/01/21[c]	1,750	2,008,144
5.77%, 03/01/41	1,500	1,912,097

Security	Principal (000s)	Value

Bunge Ltd. Finance Corp.
4.10%, 03/15/16	$1,150	$1,204,204
Lorillard Tobacco Co.
3.50%, 08/04/16	450	471,124
6.88%, 05/01/20[c]	600	715,538
7.00%, 08/04/41	550	622,963
Philip Morris International Inc.
2.50%, 05/16/16	1,500	1,574,991
4.13%, 05/17/21	2,500	2,750,618
4.38%, 11/15/41	2,000	2,058,682
5.65%, 05/16/18	1,726	2,076,855
6.88%, 03/17/14	3,800	4,277,730
Reynolds American Inc.
6.75%, 06/15/17	9,618	11,433,560

		50,510,052
AIRLINES — 0.02%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 01/31/21[c]	437	430,315
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 10/15/21	500	526,250
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 01/12/21[c]	1,128	1,184,242
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 05/23/19[c]	906	959,890

		3,100,697
APPAREL — 0.00%
VF Corp.
3.50%, 09/01/21	400	418,861

		418,861
AUTO MANUFACTURERS — 0.02%
Daimler Finance North America LLC
8.50%, 01/18/31	2,000	2,943,914

		2,943,914
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,672,139

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Johnson Controls Inc.
2.60%, 12/01/16	$1,000	$1,031,828
3.75%, 12/01/21	1,000	1,051,901
4.25%, 03/01/21	1,900	2,058,367
5.70%, 03/01/41	600	696,490

		7,510,725
BANKS — 4.27%
Abbey National Treasury Services PLC
4.00%, 04/27/16	8,500	8,316,261
Associated Banc-Corp
5.13%, 03/28/16	600	644,358
Bank of America Corp.
3.75%, 07/12/16	2,500	2,472,563
4.88%, 01/15/13	8,692	8,895,506
5.63%, 07/01/20	16,350	16,782,830
5.70%, 01/24/22	2,000	2,103,698
6.50%, 08/01/16	4,250	4,591,104
Bank of America N.A.
6.00%, 10/15/36	8,601	8,196,207
Bank of Montreal
1.75%, 04/29/14[c]	750	763,566
2.50%, 01/11/17	800	820,085
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	1,250	1,283,013
2.40%, 01/17/17	2,000	2,053,340
3.55%, 09/23/21[c]	1,000	1,034,640
4.30%, 05/15/14	3,344	3,599,122
4.60%, 01/15/20[c]	4,120	4,570,540
4.95%, 11/01/12	400	411,880
Bank of Nova Scotia
2.05%, 10/07/15	500	510,986
2.90%, 03/29/16	6,250	6,537,718
3.40%, 01/22/15	2,250	2,388,823
4.38%, 01/13/21	1,000	1,097,514
Barclays Bank PLC
5.13%, 01/08/20	10,035	10,630,745
5.20%, 07/10/14	5,085	5,393,431
BB&T Corp.
5.20%, 12/23/15	3,011	3,348,539
5.25%, 11/01/19	1,200	1,324,979
6.85%, 04/30/19[c]	1,824	2,250,022

Security	Principal (000s)	Value

BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	$900	$882,987
BNP Paribas SA
3.60%, 02/23/16	5,000	5,013,621
5.00%, 01/15/21	4,000	4,121,783
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	1,500	1,534,316
Capital One Financial Corp.
4.75%, 07/15/21	1,000	1,050,286
6.15%, 09/01/16	10,992	11,780,802
Citigroup Inc.
3.95%, 06/15/16	2,750	2,846,134
4.59%, 12/15/15	3,000	3,177,854
4.75%, 05/19/15	3,250	3,451,599
5.38%, 08/09/20	4,750	5,150,784
5.50%, 02/15/17	5,000	5,247,876
6.38%, 08/12/14	10,000	10,925,935
8.13%, 07/15/39	14,264	18,591,669
Comerica Inc.
3.00%, 09/16/15	400	416,094
Credit Suisse New York
2.20%, 01/14/14	1,000	1,004,507
3.50%, 03/23/15	2,000	2,063,245
5.40%, 01/14/20	500	500,669
Deutsche Bank AG London
4.88%, 05/20/13	2,000	2,060,221
6.00%, 09/01/17	10,407	11,823,326
Export-Import Bank of Korea (The)
8.13%, 01/21/14	7,240	7,946,580
Fifth Third Bancorp
3.63%, 01/25/16	3,250	3,425,144
8.25%, 03/01/38	1,000	1,281,566
First Horizon National Corp.
5.38%, 12/15/15	250	259,096
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	6,950	6,962,310
5.00%, 10/01/14	34,087	36,115,051
5.25%, 10/15/13	200	209,818
5.38%, 03/15/20	2,010	2,029,162
5.63%, 01/15/17	2,000	2,086,164
5.75%, 01/24/22	1,500	1,553,967
6.00%, 06/15/20	6,100	6,392,098

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.15%, 04/01/18	$6,750	$7,271,273
6.25%, 02/01/41	6,000	6,095,863
6.75%, 10/01/37	5,618	5,529,634
HSBC Bank (USA) N.A.
4.88%, 08/24/20	3,500	3,475,305
HSBC Holdings PLC
5.10%, 04/05/21	850	918,791
6.10%, 01/14/42	1,000	1,164,088
6.50%, 09/15/37	4,000	4,325,145
J.P. Morgan Chase & Co.
3.15%, 07/05/16	3,350	3,435,455
4.25%, 10/15/20	4,800	4,947,443
4.35%, 08/15/21	7,500	7,777,960
5.40%, 01/06/42	1,200	1,267,937
5.50%, 10/15/40[c]	2,000	2,157,342
5.60%, 07/15/41	2,000	2,173,549
5.75%, 01/02/13	17,967	18,671,612
6.30%, 04/23/19	15,000	17,450,669
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	200	223,799
J.P. Morgan Chase Capital XXV
6.80%, 10/01/37	7,410	7,447,050
KeyCorp
6.50%, 05/14/13	5,670	6,009,237
KfW
2.63%, 02/16/16	5,000	5,303,397
2.75%, 09/08/20	14,500	15,026,079
4.88%, 06/17/19	5,520	6,589,994
KfW Series G
4.38%, 03/15/18	5,215	6,030,748
Korea Finance Corp.
4.63%, 11/16/21	1,500	1,528,975
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	19,232	22,384,115
Lloyds TSB Bank PLC
4.88%, 01/21/16	2,000	2,053,244
6.38%, 01/21/21	2,000	2,132,041
Morgan Stanley
3.80%, 04/29/16	3,500	3,410,938
4.10%, 01/26/15	8,500	8,517,821
5.30%, 03/01/13	25,136	25,851,329

Security	Principal (000s)	Value

5.45%, 01/09/17	$4,200	$4,312,000
5.50%, 07/24/20	2,000	1,956,815
5.75%, 01/25/21	9,950	9,794,600
6.25%, 08/09/26	551	549,529
6.63%, 04/01/18	5,234	5,583,098
7.30%, 05/13/19	3,615	3,901,846
Northern Trust Corp.
3.38%, 08/23/21	950	980,952
3.45%, 11/04/20	200	207,944
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,500	1,509,532
PNC Funding Corp.
5.25%, 11/15/15[d]	9,135	9,994,168
5.40%, 06/10/14[d]	998	1,090,525
6.70%, 06/10/19[d]	998	1,235,626
Rabobank Nederland
3.88%, 02/08/22	850	842,865
4.50%, 01/11/21	3,250	3,363,262
5.25%, 05/24/41	2,100	2,203,022
Royal Bank of Canada
1.13%, 01/15/14	1,800	1,814,108
1.45%, 10/30/14	2,300	2,342,208
2.30%, 07/20/16[c]	2,250	2,299,536
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	750	748,600
4.38%, 03/16/16	3,000	3,044,258
5.63%, 08/24/20	5,000	5,100,258
6.40%, 10/21/19	2,100	2,121,506
State Street Corp.
2.88%, 03/07/16[c]	1,300	1,362,894
4.38%, 03/07/21	600	663,360
4.96%, 03/15/18	800	857,238
SunTrust Bank
7.25%, 03/15/18	1,000	1,180,104
SunTrust Banks Inc.
3.50%, 01/20/17	1,050	1,066,697
6.00%, 09/11/17	2,298	2,581,273
Toronto-Dominion Bank (The)
1.38%, 07/14/14	400	404,417
2.38%, 10/19/16	3,000	3,072,847
2.50%, 07/14/16	1,100	1,138,033

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

U.S. Bancorp
2.20%, 11/15/16	$1,300	$1,333,665
3.00%, 03/15/22	1,000	1,006,227
4.13%, 05/24/21	1,000	1,096,181
UBS AG Stamford
5.88%, 12/20/17	13,234	14,560,137
US Bank N.A.
4.95%, 10/30/14	8,972	9,727,415
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	3,000	3,627,154
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	16,372	17,619,807
Wells Fargo & Co.
4.60%, 04/01/21	13,750	15,111,161
5.00%, 11/15/14	19,542	21,130,215
5.63%, 12/11/17	1,750	2,024,512
Westpac Banking Corp.
3.00%, 08/04/15	2,000	2,047,723
3.00%, 12/09/15[c]	5,600	5,736,339

		631,440,624
BEVERAGES — 0.52%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	236,579
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16[c]	2,000	2,122,985
3.00%, 10/15/12	930	943,470
4.13%, 01/15/15[c]	1,214	1,320,361
4.38%, 02/15/21[c]	2,475	2,807,473
5.38%, 01/15/20	4,015	4,788,334
7.75%, 01/15/19	7,500	9,873,018
8.00%, 11/15/39	2,000	3,066,944
8.20%, 01/15/39	750	1,175,082
Coca-Cola Co. (The)
1.50%, 11/15/15	3,500	3,586,474
1.80%, 09/01/16	400	410,026
3.15%, 11/15/20	6,950	7,369,599
3.30%, 09/01/21	850	905,122
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	450	452,818
4.50%, 09/01/21	1,284	1,409,015
Diageo Finance BV
5.30%, 10/28/15	12,307	14,097,250

Security	Principal (000s)	Value

Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	$1,000	$1,039,970
3.20%, 11/15/21	1,100	1,106,567
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	6,731	9,274,940
PepsiCo Inc.
0.75%, 03/05/15	900	899,604
0.80%, 08/25/14	900	898,835
2.50%, 05/10/16	1,400	1,469,723
3.00%, 08/25/21[c]	2,000	2,053,639
4.00%, 03/05/42	1,000	996,880
7.90%, 11/01/18	3,210	4,368,237

		76,672,945
BIOTECHNOLOGY — 0.17%
Amgen Inc.
1.88%, 11/15/14	700	719,094
2.30%, 06/15/16	550	564,144
2.50%, 11/15/16	2,000	2,065,078
3.45%, 10/01/20	250	255,072
5.15%, 11/15/41	2,800	2,917,308
5.65%, 06/15/42	3,900	4,338,387
5.70%, 02/01/19	5,080	5,886,898
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,693,324
Celgene Corp.
3.95%, 10/15/20	1,200	1,237,342
Gilead Sciences Inc.
2.40%, 12/01/14	100	103,918
3.05%, 12/01/16	200	210,156
4.50%, 04/01/21	1,200	1,285,140
5.65%, 12/01/41	3,350	3,751,941
Life Technologies Corp.
5.00%, 01/15/21	650	709,385

		25,737,187
BUILDING MATERIALS — 0.05%
CRH America Inc.
6.00%, 09/30/16	6,618	7,217,082
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	249,575

		7,466,657

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CHEMICALS — 0.34%
Air Products and Chemicals Inc.
2.00%, 08/02/16	$1,500	$1,533,513
3.00%, 11/03/21	1,000	1,027,269
Albemarle Corp.
4.50%, 12/15/20	800	852,068
Dow Chemical Co. (The)
4.25%, 11/15/20[c]	790	844,635
5.25%, 11/15/41	450	490,839
5.90%, 02/15/15	1,000	1,129,163
8.55%, 05/15/19	9,355	12,461,294
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	9,618	11,290,189
Eastman Chemical Co.
3.00%, 12/15/15	1,000	1,033,645
Ecolab Inc.
2.38%, 12/08/14	150	155,190
3.00%, 12/08/16	450	475,078
5.50%, 12/08/41	550	646,669
FMC Corp.
3.95%, 02/01/22	450	467,633
Monsanto Co.
5.88%, 04/15/38	100	127,706
Mosaic Co. (The)
3.75%, 11/15/21	1,000	1,036,400
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	2,050	2,205,155
4.88%, 03/30/20[c]	2,500	2,880,994
PPG Industries Inc.
1.90%, 01/15/16	1,500	1,506,929
3.60%, 11/15/20	1,500	1,576,938
Praxair Inc.
2.45%, 02/15/22	900	897,789
3.00%, 09/01/21	250	259,913
4.05%, 03/15/21	4,200	4,713,675
RPM International Inc.
6.50%, 02/15/18	1,500	1,686,315
Sigma-Aldrich Corp.
3.38%, 11/01/20	550	575,129
Valspar Corp. (The)
4.20%, 01/15/22	200	205,235

		50,079,363

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.05%
California Institute of Technology
4.70%, 11/01/2111	$1,000	$1,021,291
Cornell University
4.35%, 02/01/14	1,000	1,071,297
President and Fellows of Harvard College (The)
4.88%, 10/15/40	500	585,432
Western Union Co. (The)
3.65%, 08/22/18	3,250	3,358,783
Yale University
2.90%, 10/15/14	1,000	1,061,018

		7,097,821
COMPUTERS — 0.35%
Dell Inc.
1.40%, 09/10/13	500	505,279
2.30%, 09/10/15	500	516,794
5.88%, 06/15/19[c]	3,010	3,566,607
Hewlett-Packard Co.
4.30%, 06/01/21	800	838,688
4.38%, 09/15/21	10,000	10,540,012
6.00%, 09/15/41	2,150	2,479,645
6.13%, 03/01/14	7,030	7,667,859
International Business Machines Corp.
2.90%, 11/01/21[c]	700	725,250
5.70%, 09/14/17	19,232	23,307,398
Lexmark International Inc.
6.65%, 06/01/18[c]	1,000	1,105,834

		51,253,366
COSMETICS & PERSONAL CARE — 0.09%
Colgate-Palmolive Co.
0.60%, 11/15/14[c]	700	701,826
1.30%, 01/15/17	300	301,758
2.95%, 11/01/20	1,600	1,664,910
Procter & Gamble Co. (The)
5.55%, 03/05/37	8,568	11,038,808

		13,707,302
DISTRIBUTION & WHOLESALE — 0.01%
Arrow Electronics Inc.
5.13%, 03/01/21	1,300	1,342,303

		1,342,303

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 1.77%
Alterra Finance LLC
6.25%, 09/30/20	$900	$947,022
American Express Co.
4.88%, 07/15/13	11,807	12,411,765
6.80%, 09/01/16[a]	5,547	5,671,807
7.00%, 03/19/18	5,000	6,121,924
American Express Credit Corp. Series D
5.13%, 08/25/14	100	109,956
Bear Stearns Companies Inc. (The)/ J.P. Morgan Chase & Co.
7.25%, 02/01/18	7,695	9,235,802
Boeing Capital Corp.
5.80%, 01/15/13	16,117	16,868,471
Caterpillar Financial Services Corp.
2.05%, 08/01/16	2,000	2,048,917
6.13%, 02/17/14	5,215	5,743,181
7.15%, 02/15/19	5,505	7,118,571
Citigroup Capital XXI
8.30%, 12/21/37[a,c]	1,989	2,038,725
Credit Suisse (USA) Inc.
7.13%, 07/15/32	14,592	17,820,227
General Electric Capital Corp.
2.10%, 01/07/14	2,000	2,038,261
2.25%, 11/09/15	8,250	8,479,682
2.95%, 05/09/16[c]	8,750	9,162,856
3.35%, 10/17/16	5,250	5,591,451
4.63%, 01/07/21	11,800	12,729,768
4.80%, 05/01/13	3,000	3,135,347
4.88%, 03/04/15	200	219,958
5.25%, 10/19/12	1,930	1,987,419
5.88%, 01/14/38	6,500	7,238,045
6.75%, 03/15/32	9,042	10,925,311
HSBC Finance Corp.
6.38%, 11/27/12[c]	18,277	18,929,489
6.68%, 01/15/21	8,862	9,344,810
Jefferies Group Inc.
6.88%, 04/15/21	2,500	2,437,500
7.75%, 03/15/12[c]	20	20,100

Security	Principal (000s)	Value

John Deere Capital Corp.
1.85%, 09/15/16	$5,000	$5,081,831
3.15%, 10/15/21	4,500	4,698,538
3.90%, 07/12/21	1,500	1,657,450
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	24,960	25,924,062
5.45%, 02/05/13	500	513,188
6.88%, 04/25/18	9,618	10,363,736
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,000	1,029,477
5.25%, 01/16/18	333	347,920
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	2,100	2,095,687
3.05%, 02/15/22	3,250	3,256,070
Nomura Holdings Inc.
6.70%, 03/04/20	3,000	3,265,507
ORIX Corp.
5.00%, 01/12/16	1,750	1,865,154
PACCAR Financial Corp.
1.55%, 09/29/14	1,300	1,294,029
Raymond James Financial Inc.
4.25%, 04/15/16	200	210,606
SLM Corp.
5.38%, 05/15/14[c]	10,577	10,947,195
7.25%, 01/25/22	2,000	2,085,000
Toyota Motor Credit Corp.
1.25%, 11/17/14	2,000	2,019,626
2.00%, 09/15/16	2,000	2,039,663
3.30%, 01/12/22	1,000	1,025,612
3.40%, 09/15/21	1,200	1,244,820
4.25%, 01/11/21[c]	2,500	2,741,942

		262,083,478
ELECTRIC — 1.59%
Alabama Power Co.
4.10%, 01/15/42	350	354,169
Alabama Power Co. Series 11-C
5.20%, 06/01/41	1,500	1,785,066
Ameren Illinois Co.
6.13%, 11/15/17	600	705,331

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Appalachian Power Co.
7.95%, 01/15/20[c]	$5,104	$6,788,359
Arizona Public Service Co.
4.50%, 04/01/42	500	511,498
5.05%, 09/01/41	1,450	1,609,797
Commonwealth Edison Co.
3.40%, 09/01/21	4,750	4,995,273
6.45%, 01/15/38	1,000	1,356,613
Consolidated Edison Co. of New York Inc.
6.75%, 04/01/38	1,000	1,385,661
7.13%, 12/01/18	3,052	3,950,886
Constellation Energy Group Inc.
4.55%, 06/15/15	9,307	10,082,804
Detroit Edison Co. (The)
3.90%, 06/01/21	1,300	1,401,716
Dominion Resources Inc.
5.15%, 07/15/15	21,983	24,710,715
Duke Energy Carolinas LLC
3.90%, 06/15/21[c]	1,200	1,319,865
Duke Energy Corp.
2.15%, 11/15/16	850	862,361
3.55%, 09/15/21	700	730,078
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300	4,506,891
Duke Energy Ohio Inc.
5.45%, 04/01/19	5,726	6,845,804
Edison International
3.75%, 09/15/17	1,100	1,178,009
Entergy Arkansas Inc.
3.75%, 02/15/21	3,400	3,444,468
Entergy Corp.
4.70%, 01/15/17	400	419,927
Entergy Louisiana LLC
1.88%, 12/15/14	1,000	1,010,127
Exelon Generation Co. LLC
5.35%, 01/15/14	12,668	13,600,801
FirstEnergy Corp.
7.38%, 11/15/31	7,051	9,049,391

Security	Principal (000s)	Value

Florida Power & Light Co.
4.13%, 02/01/42	$2,000	$2,057,008
5.25%, 02/01/41	700	847,645
5.95%, 02/01/38	4,104	5,379,066
Florida Power Corp.
3.10%, 08/15/21	1,250	1,272,834
6.40%, 06/15/38	1,000	1,322,789
FPL Group Capital Inc.
7.88%, 12/15/15	500	603,160
Georgia Power Co.
4.30%, 03/15/42	1,000	999,490
5.40%, 06/01/40	1,100	1,310,744
Great Plains Energy Inc.
4.85%, 06/01/21	200	213,378
Integrys Energy Group Inc.
4.17%, 11/01/20	850	877,580
Kansas City Power & Light Co.
5.30%, 10/01/41	1,800	1,962,155
Kentucky Utilities Co.
1.63%, 11/01/15	200	203,606
3.25%, 11/01/20	250	260,009
5.13%, 11/01/40	500	583,034
LG&E and KU Energy LLC
2.13%, 11/15/15	1,000	1,009,020
3.75%, 11/15/20	1,100	1,114,014
4.38%, 10/01/21[b,c]	1,000	1,035,395
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	254,554
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	15,081	18,582,652
National Fuel Gas Co.
4.90%, 12/01/21[c]	700	717,528
Nevada Power Co.
5.45%, 05/15/41	1,850	2,191,146
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	1,000	1,022,858
Nisource Finance Corp.
4.45%, 12/01/21[c]	2,300	2,434,599
5.45%, 09/15/20	500	562,471
5.80%, 02/01/42	1,400	1,542,401
Oglethorpe Power Corp.
5.38%, 11/01/40	800	907,732

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Ohio Power Co. Series M
5.38%, 10/01/21[c]	$2,000	$2,333,545
Oklahoma Gas & Electric Co.
5.25%, 05/15/41	1,600	1,827,786
Oncor Electric Delivery Co.
7.00%, 09/01/22	7,818	9,791,618
Pacific Gas & Electric Co.
4.50%, 12/15/41	150	158,100
6.05%, 03/01/34	13,868	17,573,093
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,468,990
PPL Electric Utilities Corp.
3.00%, 09/15/21[c]	750	763,871
5.20%, 07/15/41	300	354,266
PPL Energy Supply LLC
4.60%, 12/15/21	1,100	1,145,917
Progress Energy Carolina
3.00%, 09/15/21	850	865,722
5.30%, 01/15/19	1,325	1,550,786
Progress Energy Inc.
4.40%, 01/15/21	3,200	3,539,296
PSEG Power LLC
2.75%, 09/15/16	2,400	2,433,236
4.15%, 09/15/21[c]	2,050	2,152,521
Public Service Co. of Colorado
4.75%, 08/15/41	200	224,664
5.13%, 06/01/19[c]	6,600	7,634,085
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,322,870
Puget Sound Energy Inc.
4.43%, 11/15/41	3,000	3,026,173
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	2,006,583
SCANA Corp.
6.25%, 04/01/20	3,300	3,876,156
Scottish Power Ltd.
5.38%, 03/15/15	300	323,518
South Carolina Electric & Gas Co.
4.35%, 02/01/42	200	202,314
Southern California Edison Co.
6.05%, 03/15/39	4,252	5,683,509

Security	Principal (000s)	Value

Southern Power Co.
4.88%, 07/15/15	$4,915	$5,395,138
5.15%, 09/15/41	3,000	3,223,961
Tucson Electric Power Co.
5.15%, 11/15/21	1,200	1,262,837
UIL Holdings Corp.
4.63%, 10/01/20	800	822,646
Westar Energy Inc.
4.13%, 03/01/42	450	451,865
Wisconsin Electric Power Co.
2.95%, 09/15/21	1,150	1,166,481

		234,454,025
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
4.25%, 11/15/20[c]	4,450	4,953,347

		4,953,347
ELECTRONICS — 0.14%
Agilent Technologies Inc.
5.50%, 09/14/15	1,000	1,129,077
Amphenol Corp.
4.00%, 02/01/22	200	204,471
Honeywell International Inc.
5.00%, 02/15/19	6,125	7,256,732
PerkinElmer Inc.
5.00%, 11/15/21	500	530,432
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	2,600	2,783,974
3.60%, 08/15/21	8,000	8,543,569
4.50%, 03/01/21	600	686,924

		21,135,179
ENGINEERING & CONSTRUCTION — 0.01%
Fluor Corp.
3.38%, 09/15/21	1,400	1,399,663

		1,399,663
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	1,000	1,175,886

		1,175,886

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.11%
Republic Services Inc.
4.75%, 05/15/23	$6,500	$7,229,723
5.50%, 09/15/19	500	577,287
Waste Management Inc.
7.38%, 03/11/19	6,230	7,887,686

		15,694,696
FOOD — 0.47%
Campbell Soup Co.
4.25%, 04/15/21[c]	2,000	2,227,239
Corn Products International Inc.
4.63%, 11/01/20	1,000	1,050,743
Delhaize Group SA
6.50%, 06/15/17[c]	2,944	3,432,425
General Mills Inc.
3.15%, 12/15/21	200	203,750
5.40%, 06/15/40	1,100	1,280,716
5.65%, 02/15/19	4,520	5,430,864
H.J. Heinz Co.
2.85%, 03/01/22	1,400	1,406,330
3.13%, 09/12/21	1,400	1,422,801
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,298,487
4.13%, 12/01/20	800	889,748
Kellogg Co.
1.88%, 11/17/16	2,650	2,679,807
3.25%, 05/21/18	1,300	1,369,195
4.00%, 12/15/20	750	802,876
4.45%, 05/30/16	40	44,530
Kraft Foods Inc.
6.50%, 08/11/17	20,933	25,496,423
Kroger Co. (The)
5.40%, 07/15/40[c]	2,500	2,738,872
5.50%, 02/01/13	9,618	10,038,788
McCormick & Co. Inc.
3.90%, 07/15/21	1,300	1,402,897
Sara Lee Corp.
2.75%, 09/15/15	1,000	1,012,767
Unilever Capital Corp.
4.25%, 02/10/21	750	859,242
5.90%, 11/15/32	3,820	4,974,950

		70,063,450

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.04%
International Paper Co.
6.00%, 11/15/41	$500	$578,537
7.95%, 06/15/18	4,520	5,682,345
Plum Creek Timberlands LP
4.70%, 03/15/21	300	304,904

		6,565,786
GAS — 0.07%
AGL Capital Corp.
5.88%, 03/15/41	1,300	1,545,085
Atmos Energy Corp.
5.50%, 06/15/41	975	1,154,003
Questar Corp.
2.75%, 02/01/16	150	154,641
Sempra Energy
2.00%, 03/15/14	1,000	1,021,094
6.50%, 06/01/16	2,452	2,901,987
Southern California Gas Co.
5.13%, 11/15/40	2,500	2,986,612

		9,763,422
HAND & MACHINE TOOLS — 0.02%
Snap-On Inc.
4.25%, 01/15/18	450	492,086
Stanley Black & Decker Inc.
3.40%, 12/01/21	700	718,843
5.20%, 09/01/40	2,200	2,453,222

		3,664,151
HEALTH CARE — PRODUCTS — 0.13%
Baxter International Inc.
1.85%, 01/15/17	2,100	2,141,756
Becton, Dickinson and Co.
1.75%, 11/08/16	1,000	1,020,579
3.13%, 11/08/21	500	518,952
3.25%, 11/12/20	700	733,646
5.00%, 11/12/40	500	568,052
Boston Scientific Corp.
6.00%, 01/15/20	2,500	2,921,475
Covidien International Finance SA
6.00%, 10/15/17	1,826	2,209,737
CR Bard Inc.
2.88%, 01/15/16	400	420,985

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Hospira Inc.
5.60%, 09/15/40	$150	$148,292
Medtronic Inc.
3.00%, 03/15/15	1,100	1,173,482
4.13%, 03/15/21	2,800	3,159,324
St. Jude Medical Inc.
2.50%, 01/15/16	1,000	1,026,974
3.75%, 07/15/14	1,400	1,491,630
Stryker Corp.
2.00%, 09/30/16	1,000	1,025,367
Zimmer Holdings Inc.
1.40%, 11/30/14	500	505,366
3.38%, 11/30/21	800	819,851

		19,885,468
HEALTH CARE — SERVICES — 0.33%
Aetna Inc.
3.95%, 09/01/20	500	538,212
4.13%, 06/01/21	1,300	1,419,755
6.63%, 06/15/36	2,026	2,593,777
Cigna Corp.
2.75%, 11/15/16[c]	500	510,513
4.38%, 12/15/20	1,250	1,314,879
4.50%, 03/15/21	1,100	1,168,996
5.38%, 02/15/42	1,200	1,273,173
Coventry Health Care Inc.
5.45%, 06/15/21	550	612,333
Humana Inc.
6.45%, 06/01/16	710	807,752
Laboratory Corp. of America Holdings
4.63%, 11/15/20	1,600	1,718,108
5.50%, 02/01/13	850	884,386
Quest Diagnostics Inc.
4.70%, 04/01/21	3,750	4,088,975
UnitedHealth Group Inc.
4.63%, 11/15/41	1,300	1,386,105
4.88%, 03/15/15	13,732	15,245,829
6.88%, 02/15/38	2,000	2,776,665
WellPoint Inc.
5.25%, 01/15/16	10,568	11,935,822

		48,275,280

Security	Principal (000s)	Value

HOME FURNISHINGS — 0.01%
Whirlpool Corp.
4.85%, 06/15/21[c]	$1,250	$1,299,410

		1,299,410
HOUSEHOLD PRODUCTS & WARES — 0.04%
Church & Dwight Co. Inc.
3.35%, 12/15/15	350	368,835
Clorox Co. (The)
3.80%, 11/15/21	1,300	1,345,045
5.00%, 01/15/15	1,226	1,336,338
Kimberly-Clark Corp.
3.88%, 03/01/21	250	274,845
5.30%, 03/01/41	1,000	1,215,888
Tupperware Brands Corp.
4.75%, 06/01/21	1,200	1,229,004

		5,769,955
INSURANCE — 0.98%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	103,893
5.70%, 02/15/17[c]	2,520	2,947,952
Aegon NV
4.75%, 06/01/13	1,200	1,232,191
Aflac Inc.
4.00%, 02/15/22[c]	800	810,630
8.50%, 05/15/19[c]	3,750	4,803,007
Alleghany Corp.
5.63%, 09/15/20	500	529,404
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[c]	150	154,399
Allstate Corp. (The)
5.55%, 05/09/35	9,443	10,668,239
American International Group Inc.
3.65%, 01/15/14	1,900	1,930,856
4.25%, 09/15/14	7,000	7,211,813
4.88%, 09/15/16	1,000	1,049,696
5.85%, 01/16/18	4,250	4,571,253
8.18%, 05/15/38[a]	3,000	3,150,000
8.25%, 08/15/18	5,104	6,078,969
Aon Corp.
3.13%, 05/27/16	400	412,007

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[c]	$500	$534,145
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18[c]	8,500	10,109,690
Chubb Corp. (The)
6.00%, 05/11/37	3,020	3,788,228
CNA Financial Corp.
5.75%, 08/15/21	150	161,578
Genworth Financial Inc.
5.75%, 06/15/14[c]	4,717	4,858,510
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,072,057
Hartford Financial Services Group Inc.
5.38%, 03/15/17[c]	3,020	3,155,074
Kemper Corp.
6.00%, 11/30/15	900	942,162
Lincoln National Corp.
4.85%, 06/24/21	200	213,455
7.00%, 06/15/40	1,000	1,184,481
8.75%, 07/01/19	1,000	1,282,501
Manulife Financial Corp.
3.40%, 09/17/15	100	102,277
Markel Corp.
5.35%, 06/01/21	1,200	1,237,174
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	12,732	14,275,745
MetLife Inc.
5.00%, 06/15/15	22,817	25,314,321
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,143,926
8.88%, 05/15/19	1,224	1,565,255
Progressive Corp. (The)
3.75%, 08/23/21[c]	350	373,664
6.70%, 06/15/37[a]	1,605	1,685,250
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,726,354
5.10%, 09/20/14	4,803	5,202,597
5.63%, 05/12/41	1,000	1,074,280
5.80%, 11/16/41	1,800	1,982,470
6.20%, 11/15/40	1,000	1,143,095

Security	Principal (000s)	Value

Prudential Financial Inc. Series D
6.00%, 12/01/17	$3,052	$3,553,857
Reinsurance Group of America Inc.
5.00%, 06/01/21[c]	1,400	1,454,773
Travelers Companies Inc. (The)
3.90%, 11/01/20[c]	2,250	2,443,221
5.35%, 11/01/40	1,000	1,181,077
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,240,013
WR Berkley Corp.
5.38%, 09/15/20	1,000	1,034,360
XLIT Ltd.
5.75%, 10/01/21	1,300	1,443,721

		144,133,620
INTERNET — 0.03%
eBay Inc.
0.88%, 10/15/13	150	151,144
1.63%, 10/15/15[c]	400	411,445
3.25%, 10/15/20	1,400	1,423,415
Google Inc.
1.25%, 05/19/14[c]	800	814,941
2.13%, 05/19/16	500	522,621
3.63%, 05/19/21	950	1,051,665

		4,375,231
IRON & STEEL — 0.11%
ArcelorMittal SA
3.75%, 02/25/15	350	356,720
6.25%, 02/25/22	850	873,635
9.85%, 06/01/19	10,450	12,561,920
Cliffs Natural Resources Inc.
4.80%, 10/01/20	2,000	2,096,266

		15,888,541
LODGING — 0.02%
Marriott International Inc.
3.00%, 03/01/19	1,200	1,192,518
Wyndham Worldwide Corp.
4.25%, 03/01/22	1,050	1,051,886

		2,244,404

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

MACHINERY — 0.04%
Caterpillar Inc.
3.90%, 05/27/21	$1,000	$1,108,049
5.20%, 05/27/41	3,250	3,930,745
Joy Global Inc.
5.13%, 10/15/21	250	266,550

		5,305,344
MANUFACTURING — 0.39%
3M Co.
1.38%, 09/29/16	2,750	2,780,484
Cooper US Inc.
3.88%, 12/15/20	100	105,306
Danaher Corp.
1.30%, 06/23/14	150	152,396
2.30%, 06/23/16	150	155,782
3.90%, 06/23/21	1,700	1,892,403
Dover Corp.
4.30%, 03/01/21	1,000	1,141,855
5.38%, 03/01/41	900	1,114,698
GE Capital Trust I
6.38%, 11/15/17[a,c]	2,000	2,020,000
General Electric Co.
5.25%, 12/06/17	30,587	35,834,638
Harsco Corp.
2.70%, 10/15/15	700	721,452
Illinois Tool Works Inc.
3.38%, 09/15/21[b]	1,300	1,364,647
4.88%, 09/15/41[b]	800	893,680
Pentair Inc.
5.00%, 05/15/21	500	523,329
Textron Inc.
4.63%, 09/21/16	800	847,057
5.95%, 09/21/21	800	846,073
Tyco Electronics Group SA
6.55%, 10/01/17	2,800	3,295,471
Tyco International Ltd.
6.88%, 01/15/21	3,010	3,758,601

		57,447,872

Security	Principal (000s)	Value

MEDIA — 1.04%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	$17,142	$18,497,123
Comcast Corp.
6.45%, 03/15/37	9,618	11,914,361
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	1,000	1,056,368
5.00%, 03/01/21	1,000	1,112,678
5.20%, 03/15/20	5,000	5,625,403
6.38%, 03/01/41	3,500	4,195,517
7.63%, 05/15/16	2,600	2,730,000
Discovery Communications LLC
4.38%, 06/15/21	1,800	1,987,320
5.05%, 06/01/20	1,100	1,265,593
NBCUniversal Media LLC
4.38%, 04/01/21	5,100	5,586,756
5.95%, 04/01/41	600	720,295
News America Inc.
6.20%, 12/15/34	11,032	12,605,126
6.90%, 03/01/19	1,100	1,335,915
Scripps Networks Interactive Inc.
2.70%, 12/15/16	800	815,294
Thomson Reuters Corp.
3.95%, 09/30/21	2,000	2,092,955
Time Warner Cable Inc.
4.00%, 09/01/21	4,500	4,707,265
6.55%, 05/01/37	9,618	11,457,241
6.75%, 07/01/18	4,350	5,333,333
7.50%, 04/01/14	5,250	5,904,877
8.25%, 04/01/19	2,010	2,600,225
Time Warner Inc.
4.00%, 01/15/22	5,550	5,861,539
7.70%, 05/01/32	12,482	16,480,704
Viacom Inc.
1.25%, 02/27/15	1,050	1,052,411
2.50%, 12/15/16	1,000	1,026,131
3.50%, 04/01/17	3,000	3,220,079
4.50%, 03/01/21	2,700	2,966,433
4.50%, 02/27/42	2,500	2,487,406
7.88%, 07/30/30	5,568	7,414,109

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Walt Disney Co. (The)
1.35%, 08/16/16	$7,250	$7,320,470
3.75%, 06/01/21	3,000	3,292,852
4.13%, 12/01/41	1,000	1,016,179

		153,681,958
MINING — 0.57%
Alcoa Inc.
5.40%, 04/15/21	2,000	2,083,514
6.15%, 08/15/20[c]	5,250	5,708,102
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	1,900	1,943,425
Barrick Gold Corp.
1.75%, 05/30/14	2,000	2,035,356
2.90%, 05/30/16	1,000	1,054,180
Barrick North America Finance LLC
4.40%, 05/30/21	1,900	2,084,713
5.70%, 05/30/41	3,100	3,638,964
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	1,000	1,010,024
2.88%, 02/24/22	1,000	1,002,341
3.25%, 11/21/21	3,000	3,088,868
4.13%, 02/24/42	1,000	1,012,794
4.80%, 04/15/13	9,618	10,079,884
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	5,021	5,284,602
Newmont Mining Corp.
5.88%, 04/01/35	250	290,290
6.25%, 10/01/39	2,200	2,715,751
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16[c]	850	876,971
3.75%, 09/20/21	700	741,653
5.20%, 11/02/40	800	928,025
9.00%, 05/01/19	9,235	12,691,868
Southern Copper Corp.
6.75%, 04/16/40	2,000	2,179,067
Teck Resources Ltd.
4.75%, 01/15/22[c]	4,500	4,896,216
5.20%, 03/01/42	1,000	1,015,135
10.25%, 05/15/16	6,000	6,900,000

Security	Principal (000s)	Value

Vale Overseas Ltd.
4.38%, 01/11/22[c]	$800	$831,636
6.88%, 11/21/36	8,618	10,597,727

		84,691,106
MULTI-NATIONAL — 1.46%
African Development Bank
3.00%, 05/27/14	5,020	5,298,191
Asian Development Bank
1.63%, 07/15/13	3,000	3,055,513
2.50%, 03/15/16	10,500	11,202,160
2.63%, 02/09/15	5,020	5,319,174
2.75%, 05/21/14[c]	7,383	7,762,649
Corporacion Andina de Fomento
3.75%, 01/15/16	3,000	3,078,744
European Investment Bank
1.63%, 09/01/15	250	254,422
2.13%, 07/15/16	6,000	6,197,536
2.50%, 05/16/16	9,100	9,537,716
2.88%, 09/15/20	2,000	2,060,274
3.13%, 06/04/14	18,000	18,900,826
4.00%, 02/16/21	13,000	14,518,491
4.63%, 05/15/14[c]	48,087	51,857,011
Inter-American Development Bank
4.38%, 09/20/12	18,414	18,806,513
Inter-American Development Bank Series E
3.88%, 09/17/19	5,000	5,792,718
International Bank for Reconstruction and Development
1.00%, 09/15/16	11,000	11,058,217
1.75%, 07/15/13	5,000	5,101,742
2.00%, 04/02/12	10,144	10,160,149
5.00%, 04/01/16	5,020	5,853,636
7.63%, 01/19/23	1,000	1,462,284
International Finance Corp.
1.13%, 11/23/16	7,250	7,323,253
2.75%, 04/20/15	3,000	3,204,051
International Finance Corp. Series G
3.00%, 04/22/14	3,046	3,212,059

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Nordic Investment Bank
2.63%, 10/06/14	$5,020	$5,298,753

		216,316,082
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
4.75%, 05/15/18[c]	1,863	1,905,494
5.25%, 01/15/37	2,100	2,115,484
Xerox Corp.
4.50%, 05/15/21[c]	850	867,441
6.35%, 05/15/18	5,020	5,758,499

		10,646,918
OIL & GAS — 1.67%
Anadarko Petroleum Corp.
5.95%, 09/15/16	11,032	12,744,673
6.45%, 09/15/36	1,000	1,219,723
Apache Corp.
5.25%, 04/15/13	6,731	7,080,278
6.00%, 01/15/37	1,000	1,288,765
BP Capital Markets PLC
2.25%, 11/01/16	4,600	4,749,046
3.13%, 10/01/15	800	854,677
3.20%, 03/11/16	500	534,602
3.56%, 11/01/21	800	849,284
3.63%, 05/08/14	1,626	1,721,587
3.88%, 03/10/15	1,755	1,901,055
4.74%, 03/11/21	1,500	1,724,767
4.75%, 03/10/19	2,100	2,384,161
5.25%, 11/07/13	2,500	2,685,495
Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,618	11,460,058
Cenovus Energy Inc.
5.70%, 10/15/19	4,500	5,373,669
Chevron Corp.
3.95%, 03/03/14	4,515	4,825,192
ConocoPhillips
5.90%, 10/15/32	19,942	24,966,169
Devon Energy Corp.
4.00%, 07/15/21[c]	500	545,791
5.60%, 07/15/41	900	1,071,872
6.30%, 01/15/19	6,250	7,748,894

Security	Principal (000s)	Value

Encana Corp.
5.90%, 12/01/17	$5,080	$5,845,004
6.50%, 02/01/38	2,000	2,310,793
Ensco PLC
3.25%, 03/15/16	350	366,534
4.70%, 03/15/21	5,450	5,896,807
EOG Resources Inc.
2.50%, 02/01/16	1,500	1,555,342
4.10%, 02/01/21	1,650	1,821,225
EQT Corp.
4.88%, 11/15/21	1,900	1,958,731
Hess Corp.
5.60%, 02/15/41	4,500	5,152,074
Husky Energy Inc.
7.25%, 12/15/19	2,850	3,573,385
Marathon Oil Corp.
6.00%, 10/01/17	1,498	1,754,627
Marathon Petroleum Corp.
3.50%, 03/01/16	150	154,948
5.13%, 03/01/21	1,100	1,203,390
6.50%, 03/01/41	1,700	1,923,243
Nabors Industries Inc.
9.25%, 01/15/19	1,200	1,543,654
Nexen Inc.
6.20%, 07/30/19	2,000	2,364,504
6.40%, 05/15/37	250	286,801
7.50%, 07/30/39	1,000	1,279,552
Noble Energy Inc.
4.15%, 12/15/21	1,500	1,576,605
6.00%, 03/01/41	1,300	1,535,806
Noble Holding International Ltd.
3.45%, 08/01/15	500	525,997
4.90%, 08/01/20	2,000	2,183,063
6.20%, 08/01/40	1,000	1,158,931
NuStar Logistics LP
4.75%, 02/01/22[c]	1,000	1,005,638
Occidental Petroleum Corp.
2.50%, 02/01/16[c]	1,000	1,054,474
3.13%, 02/15/22	7,750	8,051,024
4.10%, 02/01/21	500	558,163
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020	5,609,850

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Petrobras International Finance Co.
3.50%, 02/06/17	$3,000	$3,068,747
5.38%, 01/27/21	1,500	1,614,997
5.75%, 01/20/20	7,530	8,254,466
6.75%, 01/27/41	1,750	2,044,617
7.88%, 03/15/19	2,548	3,108,620
Petroleos Mexicanos
6.50%, 06/02/41	6,000	6,780,000
8.00%, 05/03/19	5,020	6,287,550
Shell International Finance BV
4.00%, 03/21/14	2,700	2,887,095
4.30%, 09/22/19	3,200	3,694,978
6.38%, 12/15/38	6,451	9,020,881
Southwestern Energy Co.
4.10%, 03/15/22[b]	1,800	1,797,786
Statoil ASA
1.80%, 11/23/16	1,000	1,021,653
5.10%, 08/17/40	1,500	1,770,054
5.25%, 04/15/19	5,000	5,935,648
Suncor Energy Inc.
6.10%, 06/01/18	1,451	1,770,617
6.50%, 06/15/38	4,520	5,895,809
6.85%, 06/01/39	1,226	1,663,539
Talisman Energy Inc.
3.75%, 02/01/21	2,250	2,265,602
7.75%, 06/01/19	1,000	1,239,026
Total Capital International SA
2.88%, 02/17/22	750	761,533
Total Capital SA
2.30%, 03/15/16	1,000	1,038,186
4.45%, 06/24/20	5,000	5,696,317
Transocean Inc.
4.95%, 11/15/15	250	269,044
5.05%, 12/15/16	500	545,943
6.50%, 11/15/20	1,000	1,160,022
6.80%, 03/15/38	3,000	3,498,932
Valero Energy Corp.
9.38%, 03/15/19	4,070	5,377,564

		246,449,149

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.17%
Baker Hughes Inc.
3.20%, 08/15/21[b]	$3,400	$3,504,310
5.13%, 09/15/40	750	888,387
Cameron International Corp.
4.50%, 06/01/21	1,000	1,092,622
5.95%, 06/01/41	500	591,527
Halliburton Co.
4.50%, 11/15/41	1,650	1,739,008
6.15%, 09/15/19	3,750	4,619,092
Weatherford International Ltd.
9.63%, 03/01/19	8,950	12,109,745

		24,544,691
PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
4.50%, 10/15/21	200	216,589
Sonoco Products Co.
4.38%, 11/01/21	120	125,752
5.75%, 11/01/40	1,200	1,310,817

		1,653,158
PHARMACEUTICALS — 0.94%
Abbott Laboratories
2.70%, 05/27/15	200	212,643
4.13%, 05/27/20	1,100	1,251,817
5.13%, 04/01/19	5,039	6,027,098
5.88%, 05/15/16	8,568	10,157,036
AmerisourceBergen Corp.
5.88%, 09/15/15	4,507	5,214,227
Aristotle Holding Inc.
2.75%, 11/21/14[b]	1,000	1,026,382
4.75%, 11/15/21[b]	1,000	1,069,936
6.13%, 11/15/41[b]	1,000	1,125,779
AstraZeneca PLC
6.45%, 09/15/37	8,068	10,877,918
Bristol-Myers Squibb Co.
5.45%, 05/01/18	600	730,168
5.88%, 11/15/36	3,440	4,445,587
Cardinal Health Inc.
5.50%, 06/15/13	1,750	1,845,858
DENTSPLY International Inc.
4.13%, 08/15/21	1,200	1,257,173

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Eli Lilly and Co.
5.55%, 03/15/37	$5,618	$6,854,588
Express Scripts Inc.
3.13%, 05/15/16	4,750	4,920,470
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	100	107,942
4.85%, 05/15/13	1,250	1,316,780
5.65%, 05/15/18	5,009	6,127,855
6.38%, 05/15/38	2,000	2,714,232
Johnson & Johnson
2.15%, 05/15/16	1,000	1,046,150
3.55%, 05/15/21[c]	1,300	1,450,336
5.55%, 08/15/17	800	974,926
5.95%, 08/15/37	3,950	5,303,273
Medco Health Solutions Inc.
2.75%, 09/15/15	1,500	1,531,966
7.13%, 03/15/18	1,726	2,082,058
Merck & Co. Inc.
5.00%, 06/30/19	7,568	9,035,921
Novartis Capital Corp.
2.90%, 04/24/15	5,750	6,129,775
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010	2,389,695
Pfizer Inc.
6.20%, 03/15/19	12,670	15,931,778
7.20%, 03/15/39	1,000	1,503,540
Sanofi
1.20%, 09/30/14	400	405,592
1.63%, 03/28/14	500	510,523
2.63%, 03/29/16	500	523,668
4.00%, 03/29/21	1,600	1,769,448
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	250	312,205
6.55%, 09/15/37	2,750	3,904,241
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,239,039
3.65%, 11/10/21	1,100	1,145,794
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410	434,113
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	1,050	1,063,781

Security	Principal (000s)	Value

Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	$1,200	$1,249,957
Watson Pharmaceuticals Inc.
6.13%, 08/15/19	600	707,825
Wyeth
5.50%, 02/01/14	9,743	10,621,427

		138,550,520
PIPELINES — 0.66%
Buckeye Partners LP
4.88%, 02/01/21	250	264,765
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	450	477,774
6.00%, 05/15/18[c]	2,500	2,864,388
Duke Capital LLC
6.25%, 02/15/13	20,932	21,953,184
Enbridge Energy Partners LP
4.20%, 09/15/21[c]	1,900	2,026,457
5.50%, 09/15/40	250	275,755
Energy Transfer Partners LP
9.70%, 03/15/19	2,362	3,033,639
Enterprise Products Operating LP Series G
5.60%, 10/15/14	18,406	20,438,207
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	11,872	14,082,336
Magellan Midstream Partners LP
4.25%, 02/01/21	2,000	2,094,020
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	500	523,448
ONEOK Inc.
4.25%, 02/01/22	950	974,901
ONEOK Partners LP
6.13%, 02/01/41	2,250	2,622,908
Plains All American Pipeline LP
5.00%, 02/01/21	2,650	2,978,514
8.75%, 05/01/19	250	326,469
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.40%, 06/15/21	850	864,368
Spectra Energy Partners LP
4.60%, 06/15/21	700	736,286

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

TC Pipelines LP
4.65%, 06/15/21	$550	$581,951
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	1,800	2,157,981
TransCanada PipeLines Ltd.
0.88%, 03/02/15	800	800,081
3.80%, 10/01/20	1,000	1,083,927
6.10%, 06/01/40	2,000	2,573,302
6.50%, 08/15/18	250	310,183
7.13%, 01/15/19	3,978	5,104,591
7.63%, 01/15/39	1,524	2,230,551
Williams Companies Inc. (The)
8.75%, 03/15/32	619	830,911
Williams Partners LP
4.13%, 11/15/20[c]	1,450	1,525,470
5.25%, 03/15/20	500	563,536
7.25%, 02/01/17	2,300	2,758,126

		97,058,029
REAL ESTATE — 0.02%
Prologis LP
6.25%, 03/15/17	600	663,182
6.88%, 03/15/20	400	465,595
7.63%, 08/15/14[c]	2,100	2,325,452

		3,454,229
REAL ESTATE INVESTMENT TRUSTS — 0.32%
American Tower Corp.
4.50%, 01/15/18	2,750	2,824,719
4.63%, 04/01/15	1,000	1,065,066
AvalonBay Communities Inc.
3.95%, 01/15/21	450	467,830
Boston Properties LP
3.70%, 11/15/18	300	315,908
6.25%, 01/15/13	2,903	3,021,617
Digital Realty Trust LP
5.25%, 03/15/21	1,500	1,557,040
ERP Operating LP
4.75%, 07/15/20[c]	6,500	6,973,859
HCP Inc.
2.70%, 02/01/14	400	404,461
3.75%, 02/01/16	200	206,804
5.38%, 02/01/21	5,650	6,193,078

Security	Principal (000s)	Value

Health Care REIT Inc.
3.63%, 03/15/16	$200	$204,522
4.95%, 01/15/21	1,200	1,245,500
6.50%, 03/15/41	1,000	1,085,685
Healthcare Realty Trust Inc.
5.75%, 01/15/21	500	523,733
Kilroy Realty LP
4.80%, 07/15/18	1,000	1,034,561
Liberty Property LP
4.75%, 10/01/20	1,000	1,029,964
National Retail Properties Inc.
5.50%, 07/15/21	700	686,024
Simon Property Group LP
5.10%, 06/15/15	9,618	10,619,901
5.65%, 02/01/20	3,100	3,656,363
UDR Inc.
4.25%, 06/01/18	550	584,835
4.63%, 01/10/22	900	943,331
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	767,418
4.25%, 03/01/22[c]	200	199,218
4.75%, 06/01/21	500	517,848
Vornado Realty Trust
5.00%, 01/15/22	500	526,702

		46,655,987
RETAIL — 0.76%
Advance Auto Parts Inc.
4.50%, 01/15/22	250	264,753
Best Buy Co. Inc.
3.75%, 03/15/16	150	150,133
5.50%, 03/15/21[c]	400	388,145
CVS Caremark Corp.
4.75%, 05/18/20	1,100	1,262,654
6.13%, 09/15/39	5,270	6,603,590
Darden Restaurants Inc.
4.50%, 10/15/21	2,300	2,413,913
Gap Inc. (The)
5.95%, 04/12/21	3,200	3,200,000
Home Depot Inc. (The)
5.40%, 03/01/16	8,962	10,417,920
5.95%, 04/01/41	1,500	1,929,066

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Kohl’s Corp.
4.00%, 11/01/21	$300	$315,270
Lowe’s Companies Inc.
3.75%, 04/15/21	2,000	2,155,680
3.80%, 11/15/21	650	706,166
5.13%, 11/15/41	800	905,566
5.80%, 04/15/40	2,000	2,437,688
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	5,600	6,467,673
6.38%, 03/15/37	1,400	1,655,027
McDonald’s Corp.
2.63%, 01/15/22	1,200	1,220,639
3.63%, 05/20/21	2,000	2,196,665
3.70%, 02/15/42	4,000	3,963,466
5.35%, 03/01/18	3,052	3,679,888
5.80%, 10/15/17	200	245,039
Nordstrom Inc.
4.00%, 10/15/21	1,800	1,960,764
4.75%, 05/01/20[c]	1,100	1,244,614
O’Reilly Automotive Inc.
4.63%, 09/15/21	1,100	1,178,594
Target Corp.
2.90%, 01/15/22	1,500	1,511,814
7.00%, 01/15/38	7,232	10,289,716
TJX Companies Inc. (The)
6.95%, 04/15/19	100	126,050
Wal-Mart Stores Inc.
2.80%, 04/15/16[c]	11,250	12,029,991
4.55%, 05/01/13	10,932	11,463,062
6.50%, 08/15/37	11,722	16,070,238
Yum! Brands Inc.
3.75%, 11/01/21	1,300	1,344,956
3.88%, 11/01/20	900	940,230
5.30%, 09/15/19	1,500	1,706,503

		112,445,473
SAVINGS & LOANS — 0.01%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,047,803
Santander Holdings USA Inc.
4.63%, 04/19/16	550	549,955

		1,597,758

Security	Principal (000s)	Value

SEMICONDUCTORS — 0.12%
Analog Devices Inc.
3.00%, 04/15/16	$150	$158,492
Applied Materials Inc.
2.65%, 06/15/16	250	258,983
4.30%, 06/15/21	800	875,055
5.85%, 06/15/41	750	899,833
Broadcom Corp.
2.38%, 11/01/15	150	156,459
2.70%, 11/01/18	300	308,764
Intel Corp.
1.95%, 10/01/16	350	362,849
3.30%, 10/01/21	9,100	9,615,061
4.80%, 10/01/41	800	890,898
Texas Instruments Inc.
1.38%, 05/15/14	2,750	2,802,539
2.38%, 05/16/16	700	734,362

		17,063,295
SOFTWARE — 0.19%
BMC Software Inc.
4.25%, 02/15/22	200	203,610
Fiserv Inc.
3.13%, 06/15/16	125	128,537
4.75%, 06/15/21	1,000	1,055,443
Intuit Inc.
5.75%, 03/15/17	1,000	1,130,000
Microsoft Corp.
0.88%, 09/27/13	1,000	1,007,393
4.00%, 02/08/21[c]	3,750	4,269,447
4.20%, 06/01/19	3,010	3,466,209
4.50%, 10/01/40	700	777,016
Oracle Corp.
5.25%, 01/15/16	9,657	11,141,936
5.38%, 07/15/40	4,000	4,826,880

		28,006,471
TELECOMMUNICATIONS — 1.49%
Alltel Corp.
7.00%, 07/01/12	500	510,468
America Movil SAB de CV
2.38%, 09/08/16	700	715,671
5.00%, 03/30/20	5,250	5,954,904
6.13%, 03/30/40	2,150	2,616,872

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

AT&T Inc.
2.40%, 08/15/16[c]	$10,000	$10,366,372
2.95%, 05/15/16	2,000	2,115,574
3.88%, 08/15/21	5,000	5,380,069
4.45%, 05/15/21	2,700	3,034,069
5.35%, 09/01/40	4,000	4,500,673
5.55%, 08/15/41	5,750	6,718,448
BellSouth Corp.
6.00%, 11/15/34	20,292	22,786,088
British Telecom PLC
9.63%, 12/15/30	2,540	3,824,235
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	12,168	13,240,001
Cisco Systems Inc.
4.45%, 01/15/20	6,575	7,598,794
5.90%, 02/15/39	6,230	7,833,909
Corning Inc.
4.75%, 03/15/42	1,500	1,546,073
Deutsche Telekom International Finance BV
8.75%, 06/15/30	6,618	9,437,019
Embarq Corp.
7.08%, 06/01/16	10,532	11,690,112
8.00%, 06/01/36	500	531,398
France Telecom SA
2.75%, 09/14/16	8,000	8,302,717
4.38%, 07/08/14	2,026	2,164,855
5.38%, 07/08/19	1,626	1,839,188
8.50%, 03/01/31	1,400	2,045,269
GTE Corp.
6.84%, 04/15/18	500	618,430
Harris Corp.
4.40%, 12/15/20	1,950	2,062,354
5.00%, 10/01/15	600	663,654
Juniper Networks Inc.
3.10%, 03/15/16	50	51,974
4.60%, 03/15/21	950	1,024,417
5.95%, 03/15/41	150	173,464
Qwest Corp.
6.75%, 12/01/21	5,000	5,676,747

Security	Principal (000s)	Value

Rogers Communications Inc.
6.80%, 08/15/18	$2,000	$2,526,642
Telecom Italia Capital SA
5.25%, 11/15/13	350	354,375
7.72%, 06/04/38	6,148	5,871,340
Telefonica Emisiones SAU
3.99%, 02/16/16	3,350	3,364,107
4.95%, 01/15/15	1,105	1,143,100
5.13%, 04/27/20	3,000	2,961,719
5.46%, 02/16/21	4,300	4,310,191
7.05%, 06/20/36	2,024	2,149,642
Verizon Communications Inc.
1.25%, 11/03/14	2,200	2,225,954
1.95%, 03/28/14	1,000	1,024,601
2.00%, 11/01/16	4,000	4,094,187
3.00%, 04/01/16	500	532,135
4.60%, 04/01/21	500	565,398
6.00%, 04/01/41	1,250	1,556,931
7.75%, 12/01/30	18,367	25,636,415
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	218,074
Vodafone Group PLC
5.63%, 02/27/17	14,407	17,043,370

		220,601,999
TEXTILES — 0.00%
Cintas Corp. No. 2
2.85%, 06/01/16	650	666,353

		666,353
TOYS, GAMES & HOBBIES — 0.01%
Mattel Inc.
2.50%, 11/01/16	150	152,479
4.35%, 10/01/20	400	421,131
5.45%, 11/01/41	350	361,469

		935,079
TRANSPORTATION — 0.32%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	3,600	4,083,320
6.15%, 05/01/37	4,803	5,979,962
Canadian National Railway Co.
2.85%, 12/15/21	950	959,871
5.55%, 03/01/19	3,600	4,281,296

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Canadian Pacific Railway Co.
7.13%, 10/15/31	$2,250	$2,675,982
CSX Corp.
6.00%, 10/01/36	7,032	8,377,972
Norfolk Southern Corp.
3.25%, 12/01/21	2,000	2,054,229
4.84%, 10/01/41[b]	5,407	5,813,522
Ryder System Inc.
2.50%, 03/01/17	1,300	1,304,512
3.50%, 06/01/17	700	721,129
3.60%, 03/01/16	1,000	1,046,450
Union Pacific Corp.
4.00%, 02/01/21[c]	2,250	2,438,067
4.75%, 09/15/41	1,000	1,087,052
6.15%, 05/01/37	250	312,577
United Parcel Service Inc.
3.13%, 01/15/21	3,000	3,215,540
5.13%, 04/01/19	200	241,408
6.20%, 01/15/38	1,826	2,476,682

		47,069,571
TRUCKING & LEASING — 0.01%
GATX Corp.
3.50%, 07/15/16	1,000	1,023,381
4.85%, 06/01/21	600	625,960

		1,649,341
WATER — 0.00%
Veolia Environnement
5.25%, 06/03/13	200	208,261

		208,261

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,080,012,813)		3,353,671,401

FOREIGN GOVERNMENT BONDS & NOTES[e] — 1.72%
BRAZIL — 0.30%
Brazil (Federative Republic of)
4.88%, 01/22/21	4,000	4,514,000
5.88%, 01/15/19[c]	2,010	2,398,935
7.13%, 01/20/37	12,867	17,756,460
8.00%, 01/15/18	11,291	13,543,954
10.13%, 05/15/27	3,400	5,695,000

		43,908,349

Security	Principal (000s)	Value

CANADA — 0.50%
British Columbia (Province of)
2.10%, 05/18/16	$3,000	$3,157,108
2.65%, 09/22/21	2,000	2,084,895
Canada (Government of)
2.38%, 09/10/14	1,000	1,049,344
Export Development Canada
1.50%, 05/15/14	3,000	3,075,887
Hydro-Quebec
2.00%, 06/30/16[c]	14,500	14,995,580
Manitoba (Province of)
1.38%, 04/28/14	3,000	3,061,504
Ontario (Province of)
1.38%, 01/27/14	3,000	3,048,753
2.30%, 05/10/16	11,250	11,732,599
2.70%, 06/16/15	5,000	5,277,314
2.95%, 02/05/15	950	1,009,697
3.00%, 07/16/18[c]	3,000	3,203,099
3.15%, 12/15/17	3,000	3,244,850
4.10%, 06/16/14	5,094	5,503,792
Quebec (Province of)
7.50%, 09/15/29	8,977	13,608,184

		74,052,606
CHILE — 0.02%
Chile (Republic of)
3.25%, 09/14/21[c]	3,000	3,064,860

		3,064,860
COLOMBIA — 0.08%
Colombia (Republic of)
4.38%, 07/12/21	3,200	3,472,000
7.38%, 01/27/17	1,500	1,855,500
7.38%, 03/18/19	2,000	2,565,000
7.38%, 09/18/37	2,500	3,487,500
8.25%, 12/22/14	1,000	1,187,500

		12,567,500
ISRAEL — 0.02%
Israel (State of)
5.13%, 03/26/19[c]	3,000	3,349,500

		3,349,500

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

ITALY — 0.17%
Italy (Republic of)
5.25%, 09/20/16	$24,042	$24,613,904

		24,613,904
JAPAN — 0.08%
Japan Finance Corp.
2.13%, 11/05/12	10,035	10,134,055
2.50%, 05/18/16	1,100	1,153,829

		11,287,884
MEXICO — 0.24%
United Mexican States
5.13%, 01/15/20[c]	4,250	4,845,000
5.63%, 01/15/17	10,000	11,500,000
6.38%, 01/16/13	6,157	6,418,672
6.75%, 09/27/34	9,618	12,455,310

		35,218,982
PANAMA — 0.07%
Panama (Republic of)
6.70%, 01/26/36	5,000	6,450,000
7.25%, 03/15/15	3,000	3,472,500

		9,922,500
PERU — 0.07%
Peru (Republic of)
6.55%, 03/14/37	2,000	2,545,000
7.13%, 03/30/19[c]	6,305	8,023,113

		10,568,113
POLAND — 0.11%
Poland (Republic of)
3.88%, 07/16/15[c]	5,000	5,225,000
5.00%, 03/23/22	6,800	7,269,540
6.38%, 07/15/19	3,000	3,517,500

		16,012,040
SOUTH AFRICA — 0.04%
South Africa (Republic of)
5.50%, 03/09/20	3,000	3,386,250
6.25%, 03/08/41	2,000	2,347,500

		5,733,750

Security	Principal (000s)	Value

SOUTH KOREA — 0.02%
Korea (Republic of)
7.13%, 04/16/19[c]	$3,000	$3,734,392

		3,734,392

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $236,893,347)		254,034,380

MUNICIPAL DEBT OBLIGATIONS — 0.84%
CALIFORNIA — 0.30%
Bay Area Toll Authority RB Highway Revenue Tolls BAB Series S1
7.04%, 04/01/41	2,500	3,445,550
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	4,000	5,057,400
Los Angeles Community College District GO BAB
6.75%, 08/01/42	2,000	2,782,660
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	815	993,159
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
Series A
5.72%, 07/01/39	1,000	1,197,060
Series D
6.57%, 07/01/45	1,600	2,176,336
Los Angeles Department of Water & Power RB Water Revenue BAB Series A
6.60%, 07/01/45	325	451,838
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000	1,178,520
6.76%, 07/01/34	1,250	1,644,937

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Orange County Local Transportation Authority RB Sales Tax Revenue Series A
6.91%, 02/15/41	$650	$887,900
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	2,500	2,998,975
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	500	606,545
State of California GO
5.95%, 04/01/16	7,127	8,137,395
State of California GO BAB
7.30%, 10/01/39	7,000	8,938,370
7.55%, 04/01/39	1,000	1,323,990
7.70%, 11/01/30	500	589,510
University of California RB College & University Revenue BAB
5.95%, 05/15/26	900	1,076,598
University of California RB Health Hospital Nursing Home Revenue BAB Series F
6.58%, 05/15/30	1,000	1,257,990

		44,744,733
COLORADO — 0.00%
Regional Transportation District RB Sales Tax Revenue BAB Series B
5.84%, 11/01/46	500	651,590

		651,590
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	1,500	1,872,420

		1,872,420

Security	Principal (000s)	Value

GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/18	$1,000	$1,159,240
Project M, Series 2010A
6.66%, 04/01/18	750	858,772
Project P, Series 2010A
7.06%, 04/01/18	300	314,469

		2,332,481
ILLINOIS — 0.13%
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	2,000	2,407,160
City of Chicago GO
7.78%, 01/01/35	400	514,684
City of Chicago RB Port Airport & Marina Revenue BAB
6.40%, 01/01/40	500	637,165
City of Chicago RB Water Revenue BAB
6.74%, 11/01/40	300	391,950
State of Illinois GO
4.42%, 01/01/15	1,250	1,313,263
5.10%, 06/01/33	9,233	8,781,322
5.37%, 03/01/17	2,500	2,715,200
5.88%, 03/01/19	2,450	2,712,909

		19,473,653
INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB Series B-2
6.12%, 01/15/40	1,000	1,286,380

		1,286,380

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

MARYLAND — 0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/30	$1,500	$1,928,130

		1,928,130
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GO BAB
5.46%, 12/01/39	1,000	1,217,870

		1,217,870
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050	1,230,883

		1,230,883
NEW JERSEY — 0.07%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/19 (AGM)	500	376,440
0.00%, 02/15/21 (AGM)	1,000	661,880
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	1,500	1,948,125
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	3,044	4,378,885
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	660	764,168
6.10%, 12/15/28	1,000	1,119,570
Rutgers — State University of New Jersey/New Brunswick RB College & University Revenue BAB
5.67%, 05/01/40	900	1,101,348

		10,350,416

Security	Principal (000s)	Value

NEW YORK — 0.11%
City of New York GO BAB
5.52%, 10/01/37	$1,000	$1,175,620
Metropolitan Transportation Authority RB Transit Revenue BAB
6.81%, 11/15/40	500	649,855
7.34%, 11/15/39	790	1,122,566
Series C-1
6.69%, 11/15/40	1,000	1,282,390
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	2,645	3,356,108
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000	1,201,760
New York State Dormitory Authority RB Income Tax Revenue BAB
5.60%, 03/15/40	1,500	1,817,235
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	940	1,126,900
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/47	2,000	2,151,320
5.65%, 11/01/40	1,205	1,442,940
State of New York GO BAB
5.97%, 03/01/36	1,250	1,548,013

		16,874,707
OHIO — 0.03%
American Municipal Power Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/44	1,300	1,434,186
Series E
6.27%, 02/15/21	1,200	1,350,000

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Northeast Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40	$900	$1,014,291
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	535	612,409

		4,410,886
PENNSYLVANIA — 0.02%
Commonwealth of Pennsylvania GO BAB
4.65%, 02/15/26	1,000	1,139,750
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/40	1,000	1,136,640

		2,276,390
PUERTO RICO — 0.01%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue Series B
3.67%, 05/01/14	1,300	1,316,380

		1,316,380
TEXAS — 0.09%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41	1,285	1,467,226
5.02%, 12/01/42	500	577,390
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/26	700	818,797
State of Texas GO BAB Series A
4.68%, 04/01/40	2,000	2,260,920
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	5,000	6,051,950

Security	Principal (000s)	Value

University of Texas System RB College & University Revenue BAB Series C
4.79%, 08/15/31	$1,500	$1,734,795

		12,911,078
UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	500	539,820

		539,820
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,185,840

		1,185,840

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $107,590,169)		124,603,657

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 71.32%

MORTGAGE-BACKED SECURITIES — 31.11%
Federal Home Loan Mortgage Corp.
2.95%, 09/01/41[a]	9,784	10,221,461
2.99%, 11/01/40[a]	19,126	19,956,747
3.00%, 01/01/27	18,906	19,603,692
3.00%, 03/01/27[f]	16,360	16,947,937
3.13%, 11/01/40[a]	10,839	11,353,497
3.26%, 08/01/41[a]	7,475	7,821,551
3.34%, 11/01/40[a]	12,578	13,198,502
3.46%, 11/01/41[a]	22,446	23,599,210
3.50%, 11/01/25	31,158	32,596,579
3.50%, 03/01/26	20,695	21,663,514
3.50%, 03/01/27[f]	8,069	8,435,887
3.50%, 02/01/42	21,500	22,197,311
3.50%, 03/01/42[f]	7,806	8,048,718
4.00%, 10/01/25	25,645	27,110,648
4.00%, 02/01/26	11,074	11,712,963
4.00%, 05/01/26	13,941	14,745,659
4.00%, 03/01/27[f]	5,037	5,324,266
4.00%, 01/01/41	63,135	66,366,023
4.00%, 02/01/41	15,637	16,437,825
4.00%, 03/01/41	14,037	14,755,253

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

4.00%, 09/01/41	$22,459	$23,609,384
4.00%, 11/01/41	6,040	6,349,410
4.00%, 12/01/41	3,793	3,987,288
4.00%, 01/01/42	11,132	11,702,106
4.00%, 03/01/42[f]	19,557	20,513,460
4.50%, 04/01/22	15,659	16,795,624
4.50%, 07/01/24	6,429	6,851,385
4.50%, 09/01/24	4,149	4,421,671
4.50%, 03/01/27[f]	17,941	19,123,985
4.50%, 08/01/30	25,749	27,321,271
4.50%, 03/01/39	4,322	4,592,162
4.50%, 06/01/39	22,024	23,398,037
4.50%, 09/01/39	8,676	9,217,408
4.50%, 10/01/39	33,281	35,357,790
4.50%, 11/01/39	7,758	8,242,326
4.50%, 12/01/39	19,897	21,139,004
4.50%, 01/01/40	8,643	9,190,991
4.50%, 08/01/40	29,595	31,504,750
4.50%, 11/01/40	39,763	42,329,484
4.50%, 02/01/41	37,841	40,358,417
4.50%, 05/01/41	25,008	26,621,338
4.50%, 03/01/42[f]	31,102	33,031,296
5.00%, 12/01/24	22,081	23,854,198
5.00%, 08/01/25	16,371	17,752,032
5.00%, 03/01/27[f]	10,692	11,483,876
5.00%, 06/01/33	6,374	6,874,782
5.00%, 12/01/33	24,603	26,534,784
5.00%, 07/01/35	21,842	23,556,984
5.00%, 01/01/36	22,564	24,331,690
5.00%, 01/01/37	1,935	2,086,063
5.00%, 02/01/37	1,553	1,674,364
5.00%, 03/01/38	66,041	71,090,834
5.00%, 08/01/40	7,694	8,343,698
5.00%, 09/01/40	27,822	30,171,043
5.00%, 08/01/41	6,452	7,008,077
5.00%, 03/01/42[f]	14,480	15,588,625
5.02%, 12/01/38[a]	13,465	14,299,594
5.50%, 02/01/34	22,629	24,646,661
5.50%, 05/01/35	17,775	19,345,787
5.50%, 06/01/35	11,766	12,805,649
5.50%, 05/01/36	19,185	20,830,071
5.50%, 07/01/36	38,799	42,126,865

Security	Principal (000s)	Value

5.50%, 03/01/38	$24,804	$26,916,407
5.50%, 04/01/38	6,777	7,354,001
5.50%, 03/01/42[f]	15,774	17,109,861
6.00%, 10/01/36	9,349	10,415,714
6.00%, 02/01/37	13,019	14,309,871
6.00%, 11/01/37	56,915	62,579,402
6.00%, 03/01/42[f]	6,151	6,758,411
Federal National Mortgage Association
2.08%, 02/01/36[a]	8,161	8,578,242
2.75%, 08/01/41[a]	10,635	11,078,981
2.89%, 10/01/41[a]	9,298	9,723,722
3.00%, 01/01/27	29,841	30,996,735
3.00%, 03/01/27[f]	21,576	22,388,471
3.50%, 01/01/26	13,347	14,027,683
3.50%, 02/01/26	25,251	26,538,904
3.50%, 08/01/26	11,564	12,154,441
3.50%, 10/01/26	12,653	13,298,524
3.50%, 02/01/27	11,936	12,531,028
3.50%, 03/01/27[f]	10,202	10,700,942
3.50%, 01/01/32	11,425	11,956,560
3.50%, 09/01/40	9,486	9,810,954
3.50%, 11/01/40	10,735	11,102,160
3.50%, 12/01/40	4,781	4,944,567
3.50%, 03/01/41	20,870	21,586,058
3.50%, 12/01/41	6,967	7,206,940
3.50%, 01/01/42	2,789	2,885,460
3.50%, 03/01/42[f]	15,810	16,338,647
3.60%, 05/01/40[a]	13,080	13,719,751
4.00%, 10/01/25	49,830	52,780,880
4.00%, 11/01/25	4,513	4,778,205
4.00%, 03/01/26	8,552	9,068,732
4.00%, 06/01/26	8,420	8,928,973
4.00%, 09/01/26	5,173	5,485,675
4.00%, 03/01/27[f]	15,809	16,737,779
4.00%, 12/01/30	15,147	16,064,162
4.00%, 01/01/31	4,603	4,883,861
4.00%, 02/01/31	4,529	4,805,412
4.00%, 10/01/31	15,462	16,406,603
4.00%, 02/01/32	16,702	17,723,246
4.00%, 12/01/39	794	835,385
4.00%, 07/01/40	77,784	81,863,881

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

4.00%, 09/01/40	$31,867	$33,552,093
4.00%, 12/01/40	60,254	63,441,426
4.00%, 09/01/41	14,242	15,007,132
4.00%, 10/01/41	14,776	15,569,991
4.00%, 11/01/41	32,474	34,220,250
4.00%, 12/01/41	24,822	26,156,897
4.00%, 03/01/42[f]	30,056	31,624,547
4.50%, 09/01/18	13,061	14,026,606
4.50%, 10/01/24	17,229	18,429,286
4.50%, 02/01/25	3,016	3,227,656
4.50%, 04/01/25	3,044	3,257,383
4.50%, 03/01/27[f]	21,358	22,843,048
4.50%, 08/01/31	13,565	14,465,318
4.50%, 03/01/36	10,656	11,361,984
4.50%, 09/01/39	39,519	42,104,876
4.50%, 12/01/39	15,989	17,035,258
4.50%, 08/01/40	106,708	113,811,047
4.50%, 09/01/40	51,901	55,356,316
4.50%, 01/01/41	49,889	53,210,379
4.50%, 04/01/41	10,037	10,736,471
4.50%, 05/01/41	26,404	28,189,756
4.50%, 06/01/41	9,386	10,040,012
4.50%, 08/01/41	31,198	33,371,668
4.50%, 03/01/42[f]	30,715	32,725,873
4.74%, 04/01/38[a]	10,743	11,361,264
5.00%, 08/01/20	17,941	19,365,541
5.00%, 07/01/23	7,055	7,600,857
5.00%, 12/01/23	8,323	8,990,816
5.00%, 03/01/27[f]	5,501	5,932,485
5.00%, 11/01/33	49,518	53,453,623
5.00%, 04/01/35	31,338	33,833,068
5.00%, 02/01/36	40,380	43,600,153
5.00%, 06/01/39	62,701	67,677,616
5.00%, 03/01/40	23,649	25,689,529
5.00%, 05/01/41	40,288	43,860,469
5.00%, 06/01/41	9,126	9,935,151
5.00%, 08/01/41	10,365	11,283,505
5.00%, 03/01/42[f]	14,358	15,502,153
5.50%, 12/01/19	9,299	10,143,628
5.50%, 01/01/24	23,030	25,042,176
5.50%, 03/01/27[f]	6,880	7,484,150
5.50%, 02/01/30	11,785	12,831,568

Security	Principal (000s)	Value

5.50%, 05/01/33	$20,997	$22,928,568
5.50%, 11/01/33	38,198	41,712,348
5.50%, 09/01/34	55,908	61,049,026
5.50%, 05/01/37	51,796	56,411,005
5.50%, 03/01/38	28,105	30,604,122
5.50%, 06/01/38	20,418	22,233,436
5.50%, 11/01/38	10,730	11,684,160
5.50%, 03/01/42[f]	14,256	15,523,447
6.00%, 02/01/23	13,199	14,235,137
6.00%, 03/01/34	24,763	27,564,646
6.00%, 05/01/34	1,745	1,941,253
6.00%, 08/01/34	4,187	4,658,552
6.00%, 11/01/34	1,477	1,642,664
6.00%, 09/01/36	47,859	52,661,771
6.00%, 08/01/37	47,075	51,797,434
6.00%, 03/01/38	6,849	7,536,178
6.00%, 05/01/38	3,547	3,902,761
6.00%, 09/01/38	4,892	5,380,956
6.00%, 06/01/39	38,491	42,818,809
6.00%, 10/01/39	3,549	3,905,055
6.00%, 03/01/42[f]	9,524	10,476,400
6.50%, 08/01/36	778	873,444
6.50%, 09/01/36	4,621	5,185,223
6.50%, 10/01/36	746	837,562
6.50%, 12/01/36	714	801,590
6.50%, 07/01/37	1,120	1,256,801
6.50%, 08/01/37	42,687	47,893,790
6.50%, 10/01/37	2,260	2,535,628
6.50%, 11/01/37	617	692,789
6.50%, 12/01/37	15,846	17,890,974
6.50%, 06/01/38	686	769,071
6.50%, 10/01/39	15,784	17,708,967
7.00%, 04/01/37	13,964	15,975,001
Government National Mortgage Association
3.50%, 12/15/41	17,068	17,920,666
3.50%, 03/01/42[f]	23,396	24,521,932
4.00%, 09/20/40	33,926	36,642,037
4.00%, 01/20/41	9,990	10,789,519
4.00%, 02/15/41	24,585	26,514,649
4.00%, 07/15/41	17,545	18,921,799
4.00%, 09/20/41	14,696	15,867,864

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

4.00%, 12/20/41	$39,818	$42,992,022
4.00%, 01/20/42	19,954	21,544,455
4.00%, 03/01/42[f]	15,583	16,780,943
4.50%, 03/15/39	14,201	15,497,803
4.50%, 04/15/39	10,837	11,826,801
4.50%, 05/15/39	5,951	6,494,423
4.50%, 08/15/39	31,870	34,781,378
4.50%, 11/20/39	13,361	14,601,258
4.50%, 01/20/40	3,509	3,840,828
4.50%, 06/15/40	19,798	21,662,809
4.50%, 07/15/40	8,747	9,570,872
4.50%, 08/15/40	19,055	20,850,192
4.50%, 08/20/40	24,456	26,766,346
4.50%, 09/15/40	34,615	37,875,463
4.50%, 10/20/40	45,198	49,468,758
4.50%, 06/20/41	47,840	52,226,305
4.50%, 09/20/41	28,985	31,642,953
4.50%, 03/01/42[f]	17,932	19,540,276
5.00%, 12/15/36	6,521	7,208,720
5.00%, 01/15/39	33,449	36,940,186
5.00%, 07/15/39	33,685	37,223,638
5.00%, 05/15/40	21,307	23,545,307
5.00%, 07/20/40	81,295	89,782,193
5.00%, 08/20/40	26,569	29,342,278
5.00%, 03/01/42[f]	10,640	11,748,887
5.50%, 03/15/36	8,831	9,859,317
5.50%, 06/20/38	17,034	18,898,019
5.50%, 03/20/39	17,553	19,476,858
5.50%, 12/15/39	6,325	7,047,356
5.50%, 01/15/40	37,788	42,179,216
5.50%, 03/01/42[f]	3,285	3,656,102
6.00%, 03/15/37	29,916	33,659,303
6.00%, 09/20/38	20,139	22,595,454
6.00%, 11/15/39	7,651	8,608,105
6.00%, 03/01/42[f]	1,358	1,526,901
6.50%, 10/20/38	20,340	23,294,667

		4,595,713,189

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.64%
Federal Home Loan Banks
3.63%, 05/29/13[c]	$53,810	$56,062,804
3.88%, 06/14/13[c]	53,810	56,310,432
5.00%, 11/17/17[c]	6,905	8,346,016
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14	75,000	75,198,143
2.50%, 05/27/16[c]	23,200	24,747,971
6.25%, 07/15/32	28,443	40,759,510
Federal National Mortgage Association
1.50%, 06/26/13[c]	28,954	29,429,106
2.63%, 11/20/14[c]	101,729	107,504,867
5.00%, 04/15/15[c]	83,585	95,054,701
5.00%, 05/11/17	119,160	142,053,127
6.63%, 11/15/30	11,090	16,260,758
7.25%, 05/15/30[c]	6,296	9,715,397
Tennessee Valley Authority
4.88%, 01/15/48	10,410	12,385,602
5.50%, 07/18/17[c]	9,200	11,223,742

		685,052,176

U.S. GOVERNMENT OBLIGATIONS — 35.57%
U.S. Treasury Bonds
3.75%, 08/15/41[c]	14,430	16,375,452
3.88%, 08/15/40	14,085	16,332,544
4.25%, 11/15/40	2,926	3,610,479
4.38%, 11/15/39[c]	44,789	56,306,941
4.38%, 05/15/40	14,481	18,217,534
4.38%, 05/15/41	18,355	23,119,959
4.50%, 02/15/36[c]	15,000	19,082,701
4.50%, 08/15/39[c]	67,358	86,290,310
4.63%, 02/15/40[c]	173,560	226,787,379
4.75%, 02/15/37	16,360	21,599,289
4.75%, 02/15/41[c]	82,240	109,704,051
6.25%, 05/15/30	40,040	60,631,769
7.63%, 02/15/25[c]	144,104	230,213,352
8.75%, 05/15/17[c]	4,833	6,764,798
U.S. Treasury Notes
0.25%, 12/15/14[c]	15,330	15,262,854
0.50%, 10/15/14[c]	57,120	57,280,506
0.75%, 09/15/13	143,372	144,421,486

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

1.00%, 08/31/16	$65,650	$66,322,262
1.00%, 09/30/16[c]	116,780	117,910,433
1.13%, 06/15/13[c]	98,304	99,422,693
1.25%, 09/30/15	64,466	66,023,499
1.38%, 02/15/13[c]	59,838	60,505,192
1.38%, 03/15/13[c]	3,183	3,221,419
1.38%, 05/15/13[c]	110,282	111,799,479
1.75%, 04/15/13	12,717	12,935,224
1.88%, 10/31/17	147,019	153,655,438
2.00%, 04/30/16[c]	4,613	4,860,026
2.13%, 05/31/15	29,036	30,556,905
2.13%, 08/15/21[c]	55,720	56,828,270
2.38%, 09/30/14[c]	179,859	189,028,212
2.38%, 02/28/15	43,774	46,266,929
2.38%, 05/31/18[c]	48,575	52,017,994
2.50%, 03/31/15[c]	120,720	128,217,918
2.50%, 06/30/17[c]	4,113	4,441,917
2.63%, 12/31/14[c]	70,695	75,041,331
2.63%, 04/30/18[c]	58,575	63,680,395
2.63%, 08/15/20[c]	15,490	16,634,092
3.00%, 08/31/16[c]	128,233	140,890,882
3.13%, 08/31/13	285,310	297,495,601
3.13%, 01/31/17	68,350	75,785,790
3.13%, 05/15/21[c]	22,740	25,246,176
3.38%, 07/31/13[c]	259,690	271,129,342
3.50%, 05/15/20[c]	56,210	64,365,506
3.63%, 02/15/20[c]	307,499	354,896,899
3.63%, 02/15/21	20,813	24,018,202
4.00%, 02/15/15	85,140	94,026,917
4.25%, 08/15/14	125,000	136,855,011
4.25%, 08/15/15[c]	52,945	59,648,897
4.75%, 05/15/14[c]	483,250	530,154,216
7.50%, 11/15/16[c]	297,229	389,093,561
8.13%, 08/15/19[c]	194,735	287,746,278
8.88%, 08/15/17[c]	23,376	33,253,063

		5,255,977,373

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $10,064,599,962)		10,536,742,738

Security	Shares	Value

SHORT-TERM INVESTMENTS — 19.93%

MONEY MARKET FUNDS — 19.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,g,h]	2,173,444,616	$2,173,444,616
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,g,h]	770,402,025	770,402,025
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,g]	100,000	100,000

		2,943,946,641

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,943,946,641)		2,943,946,641

TOTAL INVESTMENTS IN SECURITIES — 118.54%
(Cost: $16,686,220,719)		17,512,871,229
Other Assets, Less Liabilities — (18.54)%		(2,738,935,819)

NET ASSETS — 100.00%		$14,773,935,410

BAB — Build America Bonds

GO — General Obligation

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	Variable rates shown are as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	To-be-announced (TBA). See Note 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	37

Statement of Assets and Liabilities

iSHARES® BARCLAYS AGGREGATE BOND FUND

February 29, 2012

ASSETS
Investments, at cost:
Unaffiliated	$13,730,916,794
Affiliated (Note 2)	2,955,303,925

Total cost of investments	$16,686,220,719

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$14,556,604,269
Affiliated (Note 2)	2,956,266,960

Total fair value of investments	17,512,871,229
Cash	1,344,113
Receivables:
Investment securities sold	194,469,993
Due from custodian (Note 4)	1,689,381
Interest	98,712,486
Capital shares sold	13,451,448

Total Assets	17,822,538,650

LIABILITIES
Payables:
Investment securities purchased	674,244,934
Collateral for securities on loan (Note 5)	2,372,045,464
Investment advisory fees (Note 2)	2,312,842

Total Liabilities	3,048,603,240

NET ASSETS	$14,773,935,410

Net assets consist of:
Paid-in capital	$13,814,444,464
Undistributed net investment income	31,588,887
Undistributed net realized gain	101,251,549
Net unrealized appreciation	826,650,510

NET ASSETS	$14,773,935,410

Shares outstanding[b]	133,600,000

Net asset value per share	$110.58

[a]	Securities on loan with a value of $2,299,979,971. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® BARCLAYS AGGREGATE BOND FUND

Year ended February 29, 2012

NET INVESTMENT INCOME
Interest — unaffiliated	$385,217,857
Interest — affiliated (Note 2)	1,551,807
Securities lending income — affiliated (Note 2)	3,134,062

Total investment income	389,903,726

EXPENSES
Investment advisory fees (Note 2)	25,408,266

Total expenses	25,408,266

Net investment income	364,495,460

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	34,865,627
In-kind redemptions — unaffiliated	28,734,244

Net realized gain	63,599,871

Net change in unrealized appreciation/depreciation	544,233,290

Net realized and unrealized gain	607,833,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$972,328,621

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets

iSHARES® BARCLAYS AGGREGATE BOND FUND

	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$364,495,460	$297,183,673
Net realized gain	63,599,871	236,957,962
Net change in unrealized appreciation/depreciation	544,233,290	16,640,262

Net increase in net assets resulting from operations	972,328,621	550,781,897

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(342,514,211)	(323,158,134)
From net realized gain	(55,725,109)	(115,853,309)

Total distributions to shareholders	(398,239,320)	(439,011,443)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,394,037,034	1,843,886,951
Cost of shares redeemed	(1,235,318,001)	(2,260,229,045)

Net increase (decrease) in net assets from capital share transactions	3,158,719,033	(416,342,094)

INCREASE (DECREASE) IN NET ASSETS	3,732,808,334	(304,571,640)

NET ASSETS
Beginning of year	11,041,127,076	11,345,698,716

End of year	$14,773,935,410	$11,041,127,076

Undistributed net investment income included in net assets at end of year	$31,588,887	$9,632,259

SHARES ISSUED AND REDEEMED
Shares sold	40,400,000	17,300,000
Shares redeemed	(11,400,000)	(21,200,000)

Net increase (decrease) in shares outstanding	29,000,000	(3,900,000)

See notes to financial statements.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® BARCLAYS AGGREGATE BOND FUND

(For a share outstanding throughout each period)

	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$105.56	$104.57	$100.08	$102.67	$100.50

Income from investment operations:
Net investment income[a]	3.11	2.66	2.48	3.58	4.86
Net realized and unrealized gain (loss)[b]	5.36	2.27	5.98	(1.54)	2.25

Total from investment operations	8.47	4.93	8.46	2.04	7.11

Less distributions from:
Net investment income	(2.97)	(2.90)	(3.97)	(4.63)	(4.94)
Net realized gain	(0.48)	(1.04)	—	—	—

Total distributions	(3.45)	(3.94)	(3.97)	(4.63)	(4.94)

Net asset value, end of year	$110.58	$105.56	$104.57	$100.08	$102.67

Total return	8.16%	4.82%	8.62%	2.08%	7.32%

Ratios/Supplemental data:
Net assets, end of year (000s)	$14,773,935	$11,041,127	$11,345,699	$9,657,470	$8,521,609
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.87%	2.51%	2.42%	3.58%	4.86%
Portfolio turnover rate[c,d]	131%	406%	488%	519%	458%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements

iSHARES® BARCLAYS AGGREGATE BOND FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares Bond Fund	Diversification Classification
Barclays Aggregate	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of the Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 29, 2012. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$299,872,412	$—	$299,872,412
Corporate Bonds & Notes	—	3,353,671,401	—	3,353,671,401
Foreign Government Bonds & Notes	—	254,034,380	—	254,034,380
Municipal Debt Obligations	—	124,603,657	—	124,603,657
U.S. Government & Agency Obligations	—	10,536,742,738	—	10,536,742,738
Short-Term Investments	2,943,946,641	—	—	2,943,946,641

	$2,943,946,641	$14,568,924,588	$—	$17,512,871,229

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

RECENT ACCOUNTING STANDARDS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

In April 2011, the FASB issued guidance to improve the accounting for repurchase agreements and other transactions that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The guidance provides amended criteria to determine whether such transactions should be accounted for as a sale or secured borrowing. The guidance is effective for the first interim or annual period beginning on or after December 15, 2011. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended February 29, 2012, BTC earned securities lending agent fees from the Fund of $1,687,572.

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for the Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Fund (excluding short-term investments) during the year ended February 29, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
PNC Funding Corp.
5.25%, 11/15/15	$9,135	$—	$—	$9,135	$9,994,168	$433,824	$—
5.40%, 06/10/14	998	—	—	998	1,090,525	49,449	—
6.70%, 06/10/19	998	—	—	998	1,235,626	64,040	—

					$12,320,319	$547,313	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2012, aggregated $791,098,467 and $250,498,676, respectively.

Purchases and sales of U.S. Government Obligations for the year ended February 29, 2012, aggregated $17,897,830,739 and $16,166,485,141, respectively.

In-kind purchases and sales (see Note 4) for the year ended February 29, 2012, aggregated $2,047,756,407 and $1,155,016,188, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 29, 2012 attributable to the use of equalization, amortization methods on fixed income securities and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$29,880,879	$(24,621)	$(29,856,258)

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

The tax character of distributions paid during the years ended February 29, 2012 and February 28, 2011 was as follows:

	2012	2011
Long-term capital gain	$10,626,098	$6,655,737
Ordinary income	387,613,222	432,355,706

	$398,239,320	$439,011,443

As of February 29, 2012, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income [a]	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [b]	Qualified Late-Year Losses [c]	Total
$136,465,149	$—	$—	$823,072,689	$(46,892)	$959,490,946

[a]

Amount includes short-term gains reclassified from unrealized to realized related to a change in the tax accounting treatment for TBA transactions effective February 28, 2010. As a result of the change in tax accounting, a portion of the amount reclassified was included in the Fund’s distributions for the year ended February 29, 2012 with the remaining balance to be included in distributable income for each of the next two years. The amounts ultimately distributed to shareholders, if any, is dependent upon the operating results of the Fund during each of the next two years.

[b]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

[c]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2013.

As of February 29, 2012, the cost of investments for federal income tax purposes was $16,689,798,540. Net unrealized appreciation was $823,072,689, of which $832,924,588 represented gross unrealized appreciation on securities and $9,851,899 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays Aggregate Bond Fund, a Fund of the iShares Bond Funds Series (the “Fund”), at February 29, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	49

Tax Information (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

Under section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the Fund designates $10,626,098 as long-term capital gain dividends for the fiscal year ended February 29, 2012.

Under section 871(k)(1)(C) of the Code, the Fund hereby designates $287,958,374 as the maximum amount allowable as interest-related dividends for the fiscal year ended February 29, 2012.

Under section 871(k)(2)(C) of the Code, the Fund hereby designates $45,099,011 as short-term capital gain dividends for the fiscal year ended February 29, 2012.

The Fund hereby designates the following amount of distributions from direct Federal Obligation Interest for the fiscal year ended February 29, 2012:

iShares Bond Fund	Federal Obligation Interest [a]
Barclays Aggregate	$26,430,545

[a]

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$3.11378	$0.33570	$—	$3.44948	90%	10%	—%	100%

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown for the Fund is for five calendar years.

SUPPLEMENTAL INFORMATION	51

Supplemental Information (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.16%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	4	0.32
Greater than 1.5% and Less than 2.0%	4	0.32
Greater than 1.0% and Less than 1.5%	8	0.64
Greater than 0.5% and Less than 1.0%	167	13.25
Between 0.5% and –0.5%	1,037	82.36
Less than –0.5% and Greater than –1.0%	13	1.03
Less than –1.0% and Greater than –1.5%	8	0.64
Less than –1.5% and Greater than –2.0%	4	0.32
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	2	0.16
Less than –3.5% and Greater than –4.0%	2	0.16
Less than –4.0%	3	0.24

	1,259	100.00%

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 265 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	53

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).

Gregor G. Peterson Professor of

Accounting and Senior Associate

Dean for Academic Affairs, Stanford

University: Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(Winter 2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BlackRock (since 2009); Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	55

Notes:

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

Notes:

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-23-0212

February 29, 2012

2012 Annual Report

iShares Trust

iShares iBoxx $ High Yield Corporate Bond Fund  |  HYG  |  NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond Fund  |  LQD  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® iBOXX $ CORPORATE BOND FUNDS

Performance as of February 29, 2012

	Average Annual Total Returns
	Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
iSHARES BOND FUNDS	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
iBoxx $ High Yield Corporate	7.35%	7.24%	7.52%	n/a	n/a	n/a	6.26%	6.30%	6.78%
iBoxx $ Investment Grade Corporate	12.37%	12.66%	12.71%	7.02%	7.04%	7.59%	6.54%	6.59%	6.83%

	Cumulative Total Returns
	Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
iSHARES BOND FUNDS	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
iBoxx $ High Yield Corporate	7.35%	7.24%	7.52%	n/a	n/a	n/a	34.71%	34.99%	37.93%
iBoxx $ Investment Grade Corporate	12.37%	12.66%	12.71%	40.35%	40.53%	44.19%	83.79%	84.59%	88.66%

Total returns for the periods since inception are calculated from the inception date of each Fund (4/4/07 and 7/22/02, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (4/11/07 and 7/26/02, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares iBoxx $ High Yield Corporate Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® iBOXX $ CORPORATE BOND FUNDS

iShares iBoxx $ Investment Grade Corporate Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® iBOXX $ CORPORATE BOND FUNDS

The iShares iBoxx $ High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index (the “Index”). The Index is a rules-based index consisting of liquid, U.S. dollar denominated, high yield corporate bonds for sale in the United States, as determined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 29, 2012 (the “reporting period”), the total return for the Fund was 7.35%, net of fees, while the total return for the Index was 7.52%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets
Communications	23.47%
Consumer Non-Cyclical	16.52
Energy	12.55
Consumer Cyclical	10.91
Financial	10.80
Utilities	7.66
Industrial	6.16
Technology	5.73
Basic Materials	3.91
Diversified	0.19
Short-Term and Other Net Assets	2.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

First Data Corp., 12.63%, 01/15/21	0.84%
HCA Inc., 6.50%, 02/15/20	0.77
Sprint Nextel Corp., 9.00%, 11/15/18	0.76
Harrah’s Operating Co. Inc.,10.00%, 12/15/18	0.76
Intelsat (Luxembourg) SA, 11.25%, 02/04/17	0.71
Clearwire Communications LLC/Clearwire Finance Inc., 12.00%, 12/01/15	0.70
CIT Group Inc., 7.00%, 05/02/17	0.66
CIT Group Inc., 7.00%, 05/01/17	0.65
CIT Group Inc., 5.50%, 02/15/19	0.63
Calpine Corp., 7.50%, 02/15/21	0.62

TOTAL	7.10%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® iBOXX $ CORPORATE BOND FUNDS

The iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid Investment Grade Index (the “Index”). The Index is a rules-based index consisting of liquid, U.S. dollar denominated, investment grade corporate bonds for sale in the United States, as determined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 12.37%, net of fees, while the total return for the Index was 12.71%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets
Financial	37.13%
Communications	18.21
Consumer Non-Cyclical	15.56
Energy	10.31
Consumer Cyclical	4.99
Technology	4.51
Basic Materials	3.62
Industrial	2.76
Utilities	1.41
Short-Term and Other Net Assets	1.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Wal-Mart Stores Inc., 6.50%, 08/15/37	0.62%
AT&T Inc., 5.50%, 02/01/18	0.62
Wells Fargo & Co., 5.63%, 12/11/17	0.59
AT&T Inc., 6.55%, 02/15/39	0.59
American International Group Inc., 5.85%, 01/16/18	0.52
Comcast Corp., 6.95%, 08/15/37	0.52
General Electric Capital Corp., 5.63%, 05/01/18	0.51
J.P. Morgan Chase & Co., 6.30%, 04/23/19	0.51
Verizon Communications Inc., 8.75%, 11/01/18	0.51
Credit Suisse New York, 5.30%, 08/13/19	0.50

TOTAL	5.49%

Corporate bonds posted strong returns for the reporting period, outpacing the performance of the broad U.S. bond market. As the reporting period began, economic conditions in the U.S. were steadily improving, driven in part by a second round of quantitative easing measures from the Federal Reserve (the U.S. central bank) and the extension of several expiring federal tax breaks in late 2010. The improving economic environment provided a lift to corporate securities.

By the spring of 2011, however, evidence of a slowdown in economic activity emerged. The U.S. economy grew at a 1.3% annual rate in the second quarter of 2011 and a 1.8% annual rate in the third quarter. Furthermore, an accumulation of global events — a worsening sovereign debt crisis in Europe, a credit rating downgrade on U.S. government debt (for the first time in the country’s history), and government infighting about the federal debt ceiling — led to greater demand for the relative safety and liquidity of U.S. Treasury securities. Although the investment-grade segment of the corporate sector held up well throughout the spring and summer of 2011 despite the shift toward U.S. Treasury securities, high-yield corporate bonds declined as investors grew increasingly risk-averse.

The corporate sector rallied throughout the last five months of the reporting period as a result of renewed signs of improving economic growth. The economy grew at a 3.0% annual rate in the fourth quarter of 2011, while employment rates improved as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low of 8.3%. The improving economy helped sustain robust corporate profits, which grew at a double-digit rate overall in 2011.

In general, longer-term securities outperformed short- and intermediate-term bonds as the market rallied. Within the corporate sector, higher-quality bonds outpaced lower-rated issues overall, but lower-quality credits outperformed higher-quality issues during the latter half of the reporting period as improving economic conditions led to an increased appetite for risk in the fixed-income markets.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® iBOXX $ CORPORATE BOND FUNDS

Among investment-grade corporate bonds, utility and industrial bonds generated the best results, led by electric utilities and energy producers, both of which benefited from higher energy prices. Other top performers included the consumer cyclical sector, led by retailers and restaurants, and transportation, where railroads were the primary driver of performance. The laggards included financials, which comprised just over a third of the portfolio as of February 29, 2012. In particular, banks and brokerage firms continued to struggle with changing regulatory requirements and lingering mortgage-related losses.

In contrast, finance-related bonds were among the better performers in the high-yield corporate sector, led by consumer finance companies and insurance firms. Other strong performers among high-yield corporate bonds included the technology and telecommunications sectors, as well as transportation. The oil and gas segment of the high-yield market underperformed for the reporting period, as did the less economically sensitive sectors, such as consumer staples and utilities.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
iBoxx $ High Yield Corporate
Actual	$1,000.00	$1,094.20	0.50%	$2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
iBoxx $ Investment Grade Corporate
Actual	1,000.00	1,064.40	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.90%

ADVERTISING — 0.24%
Affinion Group Inc.
7.88%, 12/15/18[a]	$16,450	$14,695,333
Lamar Media Corp.
5.88%, 02/01/22[a,b]	4,450	4,644,687
7.88%, 04/15/18[a]	13,450	14,851,042

		34,191,062
AEROSPACE & DEFENSE — 0.75%
BE Aerospace Inc.
6.88%, 10/01/20[a]	20,950	23,341,793
8.50%, 07/01/18[a]	20,800	23,070,667
TransDigm Inc.
7.75%, 12/15/18	55,059	60,289,605

		106,702,065
AIRLINES — 0.22%
Continental Airlines Inc.
6.75%, 09/15/15[a,b]	30,300	30,678,750

		30,678,750
APPAREL — 0.44%
Hanesbrands Inc.
6.38%, 12/15/20[a]	38,070	39,726,045
8.00%, 12/15/16	20,213	22,421,270

		62,147,315
AUTO MANUFACTURERS — 0.85%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19[a]	46,500	46,848,750
8.25%, 06/15/21[a]	67,150	67,821,500
Navistar International Corp.
8.25%, 11/01/21	5,955	6,513,281

		121,183,531
AUTO PARTS & EQUIPMENT — 1.10%
Delphi Corp.
5.88%, 05/15/19[a,b]	13,500	14,377,500
6.13%, 05/15/21[a,b]	24,650	26,467,937
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22	9,100	9,213,750

Security	Principal (000s)	Value

8.25%, 08/15/20[a]	$34,525	$37,675,406
10.50%, 05/15/16[a]	14,383	15,753,880
Tomkins LLC/Tomkins Inc.
9.00%, 10/01/18	36,194	40,016,991
TRW Automotive Inc.
7.25%, 03/15/17[a,b]	12,220	13,576,298

		157,081,762
BANKS — 4.90%
Ally Financial Inc.
5.50%, 02/15/17	4,750	4,810,919
6.25%, 12/01/17[a]	44,650	46,129,031
7.50%, 09/15/20[a]	56,450	62,130,281
8.00%, 12/31/18[a]	18,825	20,189,813
8.00%, 03/15/20[a]	63,350	71,545,906
8.30%, 02/12/15[a]	56,600	62,401,500
CIT Group Inc.
5.50%, 02/15/19[a,b]	88,000	89,870,000
7.00%, 05/04/15[b]	26,550	26,638,499
7.00%, 05/01/16[a]	38,562	38,577,511
7.00%, 05/02/16[a,b]	60,650	60,806,883
7.00%, 05/01/17[a]	93,450	93,451,402
7.00%, 05/02/17[b]	93,425	93,665,233
Regions Bank
7.50%, 05/15/18[a]	25,750	27,906,563

		698,123,541
BEVERAGES — 0.21%
Constellation Brands Inc.
7.25%, 05/15/17	14,479	16,411,946
8.38%, 12/15/14	12,250	13,903,750

		30,315,696
BUILDING MATERIALS — 0.67%
Building Materials Corp. of America
6.75%, 05/01/21[b]	30,800	33,483,450
6.88%, 08/15/18[a,b]	18,750	20,156,250
Hanson Ltd.
6.13%, 08/15/16	8,580	8,987,550
Lafarge SA
6.20%, 07/09/15[b]	1,225	1,286,250

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

USG Corp.
6.30%, 11/15/16	$15,670	$14,710,213
9.75%, 01/15/18[a]	17,885	17,452,779

		96,076,492
CHEMICALS — 2.14%
Celanese U.S. Holdings LLC
5.88%, 06/15/21	8,650	9,428,500
6.63%, 10/15/18	23,550	25,757,812
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18[a]	31,850	32,924,937
9.00%, 11/15/20[a]	17,550	17,177,063
Huntsman International LLC
5.50%, 06/30/16[a]	18,300	18,242,813
8.63%, 03/15/21[a]	19,200	21,672,000
Ineos Finance PLC
8.38%, 02/15/19[a,b]	5,750	6,109,375
9.00%, 05/15/15[a,b]	19,100	20,246,000
Lyondell Chemical Co.
8.00%, 11/01/17	30,762	34,318,856
11.00%, 05/01/18	62,976	68,943,400
LyondellBasell Industries NV
6.00%, 11/15/21[a,b]	26,550	29,072,250
Momentive Performance Materials Inc.
9.00%, 01/15/21[a]	22,658	20,902,005

		304,795,011
COAL — 2.79%
Alpha Natural Resources Inc.
6.00%, 06/01/19[a]	25,700	25,089,625
6.25%, 06/01/21[a]	24,300	23,517,844
Arch Coal Inc.
7.00%, 06/15/19[a,b]	33,750	33,750,000
7.25%, 10/01/20[a]	20,600	20,531,334
7.25%, 06/15/21[a,b]	34,900	34,664,425
8.75%, 08/01/16[a]	14,000	15,373,750
Consol Energy Inc.
8.00%, 04/01/17	50,500	54,887,188
8.25%, 04/01/20	47,450	51,631,531

Security	Principal (000s)	Value

Peabody Energy Corp.
6.00%, 11/15/18[b]	$58,500	$61,278,750
6.25%, 11/15/21[b]	47,828	50,099,830
6.50%, 09/15/20[a]	16,600	17,917,625
7.38%, 11/01/16[a]	8,296	9,374,480

		398,116,382
COMMERCIAL SERVICES — 2.48%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19	19,300	20,104,167
9.63%, 03/15/18[a]	17,050	18,520,562
Ceridian Corp.
11.25%, 11/15/15[a]	30,600	29,184,750
Hertz Corp. (The)
6.75%, 04/15/19[b]	2,150	2,252,125
6.75%, 04/15/19[a]	33,250	34,746,250
7.38%, 01/15/21[a]	17,650	19,091,417
7.50%, 10/15/18[a]	20,625	22,163,281
Iron Mountain Inc.
7.75%, 10/01/19[a]	14,150	15,635,750
8.38%, 08/15/21[a]	16,300	18,052,250
R.R. Donnelley & Sons Co.
6.13%, 01/15/17[a]	12,780	12,364,650
7.25%, 05/15/18[a]	20,600	20,325,334
7.63%, 06/15/20	11,000	10,697,500
8.25%, 03/15/19	3,950	4,009,250
RSC Equipment Rental Inc.
8.25%, 02/01/21[a]	20,400	21,556,001
9.50%, 12/01/14	11,882	12,268,165
10.00%, 07/15/17[b]	9,350	10,834,469
ServiceMaster Co. (The)
8.00%, 02/15/20[b]	11,300	11,921,500
United Rentals (North America) Inc.
8.38%, 09/15/20[a]	25,550	26,444,250
9.25%, 12/15/19	12,760	14,107,775
10.88%, 06/15/16	17,200	19,640,250
UR Financing Escrow Corp.
5.75%, 07/15/18[b]	1,700	1,746,750
7.38%, 05/15/20[b]	2,100	2,155,125
7.63%, 04/15/22[b]	5,400	5,589,000

		353,410,571

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

COMPUTERS — 1.10%
Seagate HDD Cayman
6.88%, 05/01/20	$24,850	$27,179,688
7.00%, 11/01/21[a,b]	20,200	22,337,833
7.75%, 12/15/18	25,575	28,691,953
SunGard Data Systems Inc.
7.38%, 11/15/18[a]	30,725	33,067,781
7.63%, 11/15/20[a]	27,700	29,967,937
10.63%, 05/15/15	15,100	15,968,250

		157,213,442
DISTRIBUTION & WHOLESALE — 0.28%
McJunkin Red Man Corp.
9.50%, 12/15/16	37,350	39,840,001

		39,840,001
DIVERSIFIED FINANCIAL SERVICES — 4.58%
CNH Capital LLC
6.25%, 11/01/16[a,b]	27,250	29,242,656
E*Trade Financial Corp.
6.75%, 06/01/16[a]	17,600	17,849,334
12.50%, 11/30/17	22,398	25,925,685
Ford Motor Credit Co. LLC
4.25%, 02/03/17[a]	21,500	22,108,730
5.00%, 05/15/18	67,850	71,547,825
5.63%, 09/15/15[a]	28,950	31,273,238
5.75%, 02/01/21	46,850	52,378,300
5.88%, 08/02/21	41,200	46,023,832
6.63%, 08/15/17	42,600	48,235,626
7.00%, 04/15/15	34,800	38,516,142
8.00%, 12/15/16[a]	31,350	37,256,089
8.13%, 01/15/20[a]	23,400	29,206,125
8.70%, 10/01/14	9,150	10,406,872
12.00%, 05/15/15	21,500	26,989,219
Nuveen Investments Inc.
10.50%, 11/15/15[a]	28,200	29,504,250
Residential Capital LLC
9.63%, 05/15/15[a]	67,875	57,467,502
Springleaf Finance Corp.
6.90%, 12/15/17[a]	102,100	79,127,500

		653,058,925

Security	Principal (000s)	Value

ELECTRIC — 7.27%
AES Corp. (The)
7.38%, 07/01/21[a,b]	$31,200	$35,515,999
7.75%, 10/15/15[a]	13,450	15,047,188
8.00%, 10/15/17[a]	50,591	58,221,807
8.00%, 06/01/20[a]	27,700	32,385,918
9.75%, 04/15/16	10,000	11,887,500
Calpine Construction Finance Co. LP
8.00%, 06/01/16[a,b]	18,550	20,098,925
Calpine Corp.
7.25%, 10/15/17[a,b]	54,925	58,220,500
7.50%, 02/15/21[a,b]	81,650	88,318,086
7.88%, 07/31/20[a,b]	39,000	42,867,501
7.88%, 01/15/23[a,b]	43,050	46,960,375
Dolphin Subsidiary II Inc.
6.50%, 10/15/16[b]	22,950	25,015,500
7.25%, 10/15/21[b]	28,300	32,262,000
Edison Mission Energy
7.00%, 05/15/17	40,283	26,939,256
7.20%, 05/15/19[a]	22,400	14,126,000
Energy Future Holdings Corp.
10.00%, 01/15/20[a]	42,700	46,009,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20	70,592	76,804,096
11.75%, 03/01/22[a,b]	27,000	27,675,000
GenOn Energy Inc.
9.50%, 10/15/18[a]	28,400	27,122,000
9.88%, 10/15/20[a]	18,150	17,061,000
Intergen NV
9.00%, 06/30/17[a,b]	38,070	40,354,200
NRG Energy Inc.
7.38%, 01/15/17[a]	10,000	10,375,000
7.63%, 01/15/18[a]	39,200	39,690,000
7.63%, 05/15/19	26,000	25,740,000
7.88%, 05/15/21[a]	40,150	39,848,875
8.25%, 09/01/20	42,765	43,192,650
8.50%, 06/15/19[a]	28,405	29,055,949

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Puget Energy Inc.
6.00%, 09/01/21	$5,575	$5,937,375
6.50%, 12/15/20	21,000	23,100,000
RRI Energy Inc.
7.88%, 06/15/17[a]	23,200	21,228,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20[a,b]	67,900	44,814,000
15.00%, 04/01/21[a]	27,400	11,165,500

		1,037,039,450
ELECTRONICS — 0.56%
NXP BV/NXP Funding LLC
9.50%, 10/15/15[a]	17,225	18,078,068
9.75%, 08/01/18[a,b]	39,850	44,881,063
Sanmina-SCI Corp.
7.00%, 05/15/19[b]	16,500	16,912,500

		79,871,631
ENTERTAINMENT — 0.85%
AMC Entertainment Inc.
8.75%, 06/01/19	20,039	20,840,560
9.75%, 12/01/20[a]	20,700	19,389,001
Pinnacle Entertainment Inc.
8.63%, 08/01/17	10,500	11,392,500
WMG Acquisition Corp.
9.50%, 06/15/16	37,020	40,826,119
11.50%, 10/01/18[a,b]	27,050	28,706,812

		121,154,992
FOOD — 1.33%
ARAMARK Corp.
8.50%, 02/01/15[a]	26,460	27,165,725
Dean Foods Co.
9.75%, 12/15/18[a]	15,985	17,638,448
Del Monte Corp.
7.63%, 02/15/19[a]	49,310	49,213,846
Pinnacle Foods Finance LLC
8.25%, 09/01/17	12,800	13,920,000
9.25%, 04/01/15	27,650	28,433,878
Smithfield Foods Inc.
7.75%, 07/01/17[a]	15,430	17,615,917

Security	Principal (000s)	Value

SUPERVALU Inc.
7.50%, 11/15/14[a]	$7,300	$7,436,875
8.00%, 05/01/16[a]	27,320	28,276,200

		189,700,889
FOREST PRODUCTS & PAPER — 0.02%
Cascades Inc.
7.75%, 12/15/17	3,000	3,082,500

		3,082,500
GAS — 0.39%
Sabine Pass LNG LP
7.50%, 11/30/16	51,810	55,792,894

		55,792,894
HEALTH CARE — PRODUCTS — 1.28%
Alere Inc.
8.63%, 10/01/18	13,675	14,422,852
9.00%, 05/15/16	16,005	16,885,275
Biomet Inc.
10.00%, 10/15/17[a]	20,300	22,066,100
11.63%, 10/15/17	36,641	40,030,292
DJO Finance LLC/DJO Finance Corp.
10.88%, 11/15/14	8,100	8,241,750
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18[b]	60,750	63,331,875
12.50%, 11/01/19[b]	17,968	17,339,120

		182,317,264
HEALTH CARE — SERVICES — 5.99%
Apria Healthcare Group Inc.
11.25%, 11/01/14	6,450	6,804,750
Community Health Systems Inc.
8.00%, 11/15/19[a],b	37,650	40,012,538
8.88%, 07/15/15[a]	47,931	50,087,895
DaVita Inc.
6.38%, 11/01/18	29,550	31,378,406
6.63%, 11/01/20	26,150	28,013,188
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[b]	21,750	23,018,749
6.50%, 09/15/18[b]	18,690	20,605,725
6.88%, 07/15/17	17,000	18,827,500

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a,b]	$16,750	$17,824,792
5.88%, 01/31/22[b]	11,550	12,223,750
HCA Holdings Inc.
7.75%, 05/15/21[a]	44,000	46,406,250
HCA Inc.
5.88%, 03/15/22	15,000	15,375,000
6.50%, 02/15/20	102,250	109,535,312
7.25%, 09/15/20	48,750	53,183,203
7.50%, 02/15/22[a]	68,825	74,503,062
7.88%, 02/15/20[a]	42,400	46,675,332
8.00%, 10/01/18[a]	18,750	20,671,875
8.50%, 04/15/19	39,000	43,582,500
Health Management Associates Inc.
7.38%, 01/15/20[a,b]	31,350	32,664,462
Tenet Healthcare Corp.
6.25%, 11/01/18[b]	33,850	36,191,293
8.00%, 08/01/20[a]	20,900	22,143,550
8.88%, 07/01/19[a]	23,150	26,333,125
10.00%, 05/01/18	30,641	35,754,217
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18[a]	40,550	42,678,875

		854,495,349
HOLDING COMPANIES — DIVERSIFIED — 0.49%
Leucadia National Corp.
7.13%, 03/15/17[a]	13,220	13,704,910
8.13%, 09/15/15[a]	11,975	13,406,012
Offshore Group Investments Ltd.
11.50%, 08/01/15	38,245	42,595,369

		69,706,291
HOME BUILDERS — 0.54%
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16[a]	22,850	21,260,022
Lennar Corp.
12.25%, 06/01/17[a]	14,605	18,670,058

Security	Principal (000s)	Value

Standard Pacific Corp.
8.38%, 05/15/18	$20,125	$21,382,812
8.38%, 01/15/21[a]	15,300	16,256,250

		77,569,142
HOUSEHOLD PRODUCTS & WARES — 2.89%
Jarden Corp.
7.50%, 05/01/17[a]	21,470	23,617,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21[b]	26,250	27,693,750
7.13%, 04/15/19[b]	52,140	54,833,902
7.88%, 08/15/19[b]	53,500	58,359,582
8.25%, 02/15/21[b]	31,800	30,289,500
8.75%, 10/15/16[b]	32,450	34,478,125
9.00%, 04/15/19[b]	55,575	55,262,391
9.25%, 05/15/18[a,b]	39,350	39,448,375
9.88%, 08/15/19[b]	58,021	59,818,521
Spectrum Brands Holdings Inc.
9.50%, 06/15/18	24,661	28,072,437

		411,873,583
INTERNET — 0.39%
Equinix Inc.
7.00%, 07/15/21	21,550	23,920,500
8.13%, 03/01/18	28,150	31,315,467

		55,235,967
IRON & STEEL — 0.57%
Steel Dynamics Inc.
6.75%, 04/01/15	12,820	13,036,337
7.75%, 04/15/16[a]	11,425	11,874,859
United States Steel Corp.
6.05%, 06/01/17[a]	13,200	13,541,000
7.00%, 02/01/18[a]	21,600	22,383,000
7.38%, 04/01/20[a]	20,000	20,816,666

		81,651,862
LODGING — 3.16%
Caesars Entertainment Operating Co. Inc.
12.75%, 04/15/18[a]	29,625	25,428,124

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Caesars Operating Escrow LLC/Caesars Escrow Corp.
8.50%, 02/15/20[a,b]	$12,450	$12,699,000
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16[a]	38,100	40,243,125
Harrah’s Operating Co. Inc.
10.00%, 12/15/18[a]	143,117	108,473,021
10.75%, 02/01/16[a]	14,600	12,507,334
11.25%, 06/01/17	70,150	76,866,161
MGM Resorts International
7.50%, 06/01/16[a]	20,750	21,123,500
7.63%, 01/15/17	12,000	12,240,000
8.63%, 02/01/19[a,b]	12,750	13,538,906
9.00%, 03/15/20	25,350	28,328,625
10.00%, 11/01/16[a]	20,900	23,073,600
11.13%, 11/15/17[a]	21,650	24,496,975
11.38%, 03/01/18[a]	28,200	33,311,250
Starwood Hotels & Resorts Worldwide Inc.
6.75%, 05/15/18	7,750	9,019,062
7.88%, 10/15/14	7,700	8,816,500

		450,165,183
MACHINERY — 0.77%
Case New Holland Inc.
7.88%, 12/01/17[a]	38,900	45,561,625
Manitowoc Co. Inc. (The)
8.50%, 11/01/20[a]	18,275	20,285,250
9.50%, 02/15/18[a]	12,900	14,415,750
Terex Corp.
8.00%, 11/15/17[a]	28,419	29,733,379

		109,996,004
MANUFACTURING — 0.83%
Bombardier Inc.
7.50%, 03/15/18[a,b]	17,400	20,010,000
7.75%, 03/15/20[a,b]	33,600	39,003,999
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18	38,900	41,655,415
SPX Corp.
6.88%, 09/01/17	15,550	17,260,500

		117,929,914

Security	Principal (000s)	Value

MEDIA — 8.10%
Cablevision Systems Corp.
7.75%, 04/15/18	$37,600	$40,796,000
8.00%, 04/15/20[a]	15,600	17,452,500
8.63%, 09/15/17	27,050	30,414,344
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16	40,325	46,373,750
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21	36,250	38,606,250
6.63%, 01/31/22[a]	18,400	19,573,000
7.00%, 01/15/19	43,625	47,019,570
7.25%, 10/30/17	36,300	39,491,616
7.38%, 06/01/20[a]	22,650	24,830,063
7.88%, 04/30/18	40,800	44,446,500
8.13%, 04/30/20	35,150	39,426,584
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17[b]	67,200	71,848,002
Clear Channel Communications Inc.
9.00%, 03/01/21[a]	60,850	55,525,625
10.75%, 08/01/16[a]	21,350	17,400,250
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20[b]	4,800	4,800,000
9.25%, 12/15/17[a]	8,900	9,856,750
Clear Channel Worldwide Holdings Inc. Series B
9.25%, 12/15/17	74,325	82,005,248
CSC Holdings LLC
6.75%, 11/15/21[b]	25,750	27,842,187
8.63%, 02/15/19	22,550	26,524,438
DISH DBS Corp.
6.75%, 06/01/21	56,150	62,298,425
7.13%, 02/01/16	24,684	27,275,820
7.75%, 05/31/15[a]	20,500	23,154,750
7.88%, 09/01/19	42,500	49,863,125

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

McClatchy Co. (The)
11.50%, 02/15/17[a]	$32,700	$35,070,750
Nara Cable Funding Ltd.
8.88%, 12/01/18[a],b	15,000	14,625,000
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18[a]	31,100	34,657,062
Quebecor Media Inc.
7.75%, 03/15/16[a]	18,400	18,967,333
Sirius XM Radio Inc.
8.75%, 04/01/15[b]	32,650	36,935,312
Unitymedia Hessen GmbH & Co. KG
8.13%, 12/01/17[a,b]	21,350	23,244,813
Univision Communications Inc.
6.88%, 05/15/19[a,b]	27,300	27,766,374
7.88%, 11/01/20[a,b]	31,000	33,053,750
8.50%, 05/15/21[a,b]	29,150	28,882,791
Videotron Ltee
5.00%, 07/15/22[b]	2,150	2,150,000
9.13%, 04/15/18	24,450	27,108,937
XM Satellite Radio Inc.
7.63%, 11/01/18[a,b]	23,700	25,882,374

		1,155,169,293
METAL FABRICATE & HARDWARE — 0.05%
Schaeffler Finance BV
7.75%, 02/15/17[b]	3,500	3,723,125
8.50%, 02/15/19[b]	3,500	3,788,750

		7,511,875
MINING — 1.18%
Novelis Inc.
7.25%, 02/15/15	22,693	22,976,662
8.38%, 12/15/17[a]	35,100	38,443,275
8.75%, 12/15/20	46,000	51,232,500
Vulcan Materials Co.
6.50%, 12/01/16[a]	23,000	24,380,000
7.00%, 06/15/18	16,050	17,293,875
7.50%, 06/15/21	12,750	14,168,438

		168,494,750

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.60%
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18[a]	$15,362	$16,680,571
8.50%, 04/01/19[a]	40,000	42,766,668
12.54%, 10/12/17	23,300	25,377,584

		84,824,823
OIL & GAS — 6.89%
ATP Oil & Gas Corp.
11.88%, 05/01/15[a]	49,200	32,041,500
Chaparral Energy Inc.
8.25%, 09/01/21	13,150	14,004,750
Chesapeake Energy Corp.
6.13%, 02/15/21[a]	37,000	37,314,500
6.63%, 08/15/20[a]	42,050	43,653,156
6.88%, 08/15/18[a]	18,250	18,995,208
7.25%, 12/15/18[a]	29,200	31,682,000
9.50%, 02/15/15[a]	29,381	33,773,459
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19[a,b]	22,050	22,491,000
Concho Resources Inc.
6.50%, 01/15/22	18,000	19,890,000
7.00%, 01/15/21	17,340	19,464,150
Denbury Resources Inc.
6.38%, 08/15/21	12,950	14,212,625
8.25%, 02/15/20	34,880	39,792,265
9.75%, 03/01/16	16,200	18,103,500
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	27,430	30,310,150
Forest Oil Corp.
7.25%, 06/15/19[a]	31,655	31,852,844
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19[b]	16,000	15,980,000
6.50%, 05/15/19[b]	23,250	23,715,000
7.75%, 02/01/21[a]	37,350	40,135,686
8.63%, 04/15/20	44,725	49,611,206
Newfield Exploration Co.
6.88%, 02/01/20	26,825	28,948,647
7.13%, 05/15/18	17,376	18,505,440

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Petrohawk Energy Corp.
7.25%, 08/15/18	$10,050	$11,494,688
Pioneer Natural Resources Co.
7.50%, 01/15/20	4,325	5,344,705
Plains Exploration & Production Co.
6.63%, 05/01/21[a]	23,700	25,566,375
6.75%, 02/01/22	21,100	23,034,167
7.63%, 06/01/18	7,975	8,543,219
8.63%, 10/15/19	16,100	18,112,500
10.00%, 03/01/16	12,150	13,547,250
Precision Drilling Corp.
6.50%, 12/15/21[b]	13,450	14,223,375
6.63%, 11/15/20	26,050	27,906,063
QEP Resources Inc.
5.38%, 10/01/22	3,700	3,737,000
Quicksilver Resources Inc.
8.25%, 08/01/15[a]	18,300	18,574,500
11.75%, 01/01/16[a]	18,950	20,110,688
Range Resources Corp.
5.00%, 08/15/22	9,750	9,847,500
5.75%, 06/01/21	7,500	8,009,375
6.75%, 08/01/20	14,000	15,347,500
Samson Investment Co.
9.75%, 02/15/20[a,b]	35,950	37,837,375
SandRidge Energy Inc.
7.50%, 03/15/21	25,550	25,699,041
8.00%, 06/01/18[a,b]	24,125	24,909,063
8.75%, 01/15/20	18,700	19,705,125
Tesoro Corp.
6.50%, 06/01/17	14,725	15,185,156
WPX Energy Inc.
5.25%, 01/15/17[a,b]	11,000	11,200,475
6.00%, 01/15/22[b]	38,300	39,544,750

		981,956,976
OIL & GAS SERVICES — 0.69%
CGGVeritas
6.50%, 06/01/21	22,800	23,313,000
7.75%, 05/15/17	12,695	13,197,299

Security	Principal (000s)	Value

Expro Finance Luxembourg SCA
8.50%, 12/15/16[b]	$49,900	$44,672,142
SESI LLC
6.38%, 05/01/19	12,050	12,662,541
7.13%, 12/15/21[a,b]	4,650	5,134,375

		98,979,357
PACKAGING & CONTAINERS — 1.58%
Ardagh Packaging Finance PLC
7.38%, 10/15/17[b]	2,200	2,332,000
9.13%, 10/15/20[a,b]	14,276	15,049,283
Ball Corp.
5.00%, 03/15/22	5,650	5,777,125
5.75%, 05/15/21[a]	14,000	14,980,000
6.75%, 09/15/20	20,400	22,733,250
Berry Plastics Corp.
9.50%, 05/15/18[a]	19,200	20,376,000
9.75%, 01/15/21[a]	26,650	28,422,225
Crown Americas LLC/Crown Americas Capital Corp. II
7.63%, 05/15/17	17,700	19,320,214
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21[a]	19,950	22,028,126
Sealed Air Corp.
7.88%, 06/15/17[a]	15,989	17,308,092
8.13%, 09/15/19[a,b]	26,800	30,183,500
8.38%, 09/15/21[a,b]	23,950	27,442,708

		225,952,523
PHARMACEUTICALS — 2.34%
Endo Pharmaceuticals Holdings Inc.
7.00%, 07/15/19	20,000	22,000,000
7.00%, 12/15/20	9,750	10,691,484
7.25%, 01/15/22	11,000	12,234,063
Grifols Inc.
8.25%, 02/01/18	36,735	39,857,475
Mylan Inc.
6.00%, 11/15/18[b]	32,300	33,785,800
7.63%, 07/15/17[b]	16,100	17,800,579
7.88%, 07/15/20[a,b]	35,650	39,913,145

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Valeant Pharmaceuticals International Inc.
6.50%, 07/15/16[a,b]	$33,350	$34,033,675
6.75%, 10/01/17[b]	14,400	14,756,400
6.75%, 08/15/21[b]	19,400	19,266,625
6.88%, 12/01/18[a,b]	32,750	33,609,687
7.00%, 10/01/20[a,b]	34,725	35,237,194
7.25%, 07/15/22[b]	19,650	19,861,237

		333,047,364
PIPELINES — 2.17%
Chesapeake Midstream Partners LP/CHKM Finance Corp.
6.13%, 07/15/22[b]	12,200	12,596,500
El Paso Corp.
7.00%, 06/15/17[a]	23,015	25,576,569
7.25%, 06/01/18	12,400	13,950,000
8.25%, 02/15/16[a]	3,800	4,134,313
Energy Transfer Equity LP
7.50%, 10/15/20	60,550	69,178,375
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a,b]	24,500	25,847,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.25%, 06/15/22	20,525	22,030,166
6.50%, 08/15/21	10,000	10,800,000
6.75%, 11/01/20[a]	32,850	35,888,625
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	35,000	31,954,650
Regency Energy Partners LP/Regency Energy Finance Corp.
6.50%, 07/15/21	13,500	14,580,000
6.88%, 12/01/18	23,250	25,226,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.38%, 08/01/22[b]	4,350	4,578,375

Security	Principal (000s)	Value

6.88%, 02/01/21[a]	$12,400	$13,268,000

		309,609,323
REAL ESTATE — 0.55%
Realogy Corp.
7.63%, 01/15/20[a,b]	13,350	13,783,875
7.88%, 02/15/19[a,b]	5,000	4,845,833
9.00%, 01/15/20[a,b]	7,400	7,437,000
11.50%, 04/15/17[a]	11,925	10,851,750
13.38%, 04/15/18[a]	6,526	4,551,885
Toys R Us Property Co. I LLC
10.75%, 07/15/17	33,525	37,045,125

		78,515,468
REAL ESTATE INVESTMENT TRUSTS — 0.48%
Felcor Lodging LP
6.75%, 06/01/19	18,800	19,152,500
Host Hotels & Resorts LP
5.88%, 06/15/19[a]	18,100	19,525,375
6.00%, 11/01/20[a]	19,650	21,418,500
9.00%, 05/15/17	7,050	7,838,719

		67,935,094
RETAIL — 3.48%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20	10,350	10,634,625
7.00%, 05/20/22	31,100	31,903,416
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19	11,250	11,299,219
6.50%, 05/20/21	7,500	7,565,625
Burger King Corp.
9.88%, 10/15/18[a]	34,150	38,504,125
Claire’s Escrow II Corp.
9.00%, 03/15/19[a,b]	5,000	5,150,000
Claire’s Stores Inc.
8.88%, 03/15/19[a]	15,600	13,689,000
9.00%, 03/15/19[b]	1,400	1,442,000
Inergy LP/Inergy Finance Corp.
6.88%, 08/01/21	30,379	29,277,761
7.00%, 10/01/18	22,500	22,106,250

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Limited Brands Inc.
5.63%, 02/15/22	$5,950	$6,128,500
6.63%, 04/01/21[a]	32,900	36,251,687
6.90%, 07/15/17	24,862	27,721,130
7.00%, 05/01/20[a]	12,400	13,831,167
8.50%, 06/15/19	18,050	21,487,021
Michaels Stores Inc.
7.75%, 11/01/18[a]	27,325	28,913,266
Rite Aid Corp.
7.50%, 03/01/17	10,800	11,062,286
8.00%, 08/15/20[a]	22,900	25,943,792
9.25%, 03/15/20[b]	10,100	10,226,250
9.38%, 12/15/15[a]	25,100	25,866,446
9.50%, 06/15/17[a]	32,845	33,355,270
9.75%, 06/12/16[a]	3,000	3,301,607
10.38%, 07/15/16[a]	19,700	20,994,572
Sears Holdings Corp.
6.63%, 10/15/18[a]	38,775	33,501,600
Toys R Us Property Co. II LLC
8.50%, 12/01/17	24,775	26,177,441

		496,334,056
SEMICONDUCTORS — 1.34%
Advanced Micro Devices Inc.
7.75%, 08/01/20[a]	17,300	19,159,750
8.13%, 12/15/17[a]	18,860	20,698,850
Freescale Semiconductor Inc.
8.05%, 02/01/20[a]	27,200	26,911,000
8.88%, 12/15/14[a]	2,672	2,748,820
9.25%, 04/15/18[a,b]	40,600	44,771,650
10.13%, 12/15/16[a]	28,000	29,610,000
10.13%, 03/15/18[a,b]	22,309	24,939,603
10.75%, 08/01/20[a]	19,830	21,846,051

		190,685,724
SHIPBUILDING — 0.31%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18[a]	19,925	20,971,063
7.13%, 03/15/21[a]	21,170	22,678,362

		43,649,425

Security	Principal (000s)	Value

SOFTWARE — 2.69%
Fidelity National Information Services Inc.
7.63%, 07/15/17	$18,200	$19,860,750
7.88%, 07/15/20	21,700	24,466,750
First Data Corp.
7.38%, 06/15/19[a,b]	24,350	24,593,500
8.25%, 01/15/21[a,b]	69,992	67,848,495
8.88%, 08/15/20[a,b]	10,000	10,822,500
9.88%, 09/24/15[a]	13,488	13,718,255
10.55%, 09/24/15[a]	43,300	44,577,350
11.25%, 03/31/16[a]	62,275	59,005,563
12.63%, 01/15/21[a]	113,667	119,267,566

		384,160,729
TELECOMMUNICATIONS — 14.74%
Avaya Inc.
7.00%, 04/01/19[a,b]	30,800	31,082,334
9.75%, 11/01/15[a]	27,700	27,700,000
Cincinnati Bell Inc.
8.25%, 10/15/17[a]	15,250	15,726,563
8.38%, 10/15/20[a]	33,800	34,588,666
8.75%, 03/15/18[a]	22,600	21,561,813
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15[a,b]	102,750	99,881,559
12.00%, 12/01/17[a,b]	13,650	11,466,000
CommScope Inc.
8.25%, 01/15/19[a,b]	48,600	50,966,820
Cricket Communications Inc.
7.75%, 05/15/16	38,783	41,206,937
7.75%, 10/15/20[a]	55,650	55,278,998
Crown Castle International Corp.
7.13%, 11/01/19[a]	16,750	18,383,125
9.00%, 01/15/15	19,600	21,609,000
Digicel Group Ltd.
8.88%, 01/15/15[a,b]	18,000	18,315,000
10.50%, 04/15/18[a,b]	21,000	22,890,000
Digicel Ltd.
8.25%, 09/01/17[b]	25,050	26,521,688

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Frontier Communications Corp.
7.13%, 03/15/19[a]	$11,500	$11,758,750
7.88%, 04/15/15[a]	8,800	9,460,757
8.13%, 10/01/18[a]	25,100	27,003,416
8.25%, 04/15/17[a]	39,610	42,709,482
8.50%, 04/15/20[a]	46,900	50,749,707
8.75%, 04/15/22	16,340	17,786,090
Hughes Satellite Systems Corp.
6.50%, 06/15/19	37,850	40,121,000
7.63%, 06/15/21[a]	33,600	36,456,000
Intelsat (Luxembourg) SA
11.25%, 02/04/17	98,400	101,352,000
Intelsat Jackson Holdings SA
7.25%, 04/01/19	49,700	52,185,000
7.25%, 10/15/20	43,400	45,787,000
7.50%, 04/01/21	58,125	61,467,187
8.50%, 11/01/19[a]	12,000	13,132,500
9.50%, 06/15/16	15,500	16,290,500
11.25%, 06/15/16[a]	30,318	32,072,654
Level 3 Communications Inc.
11.88%, 02/01/19[a]	25,500	28,955,250
Level 3 Escrow Inc.
8.13%, 07/01/19[a,b]	40,250	42,094,790
Level 3 Financing Inc.
8.63%, 07/15/20[b]	25,100	26,747,187
8.75%, 02/15/17	24,950	26,072,750
9.38%, 04/01/19	18,000	19,755,000
10.00%, 02/01/18	13,700	15,112,813
MetroPCS Wireless Inc.
6.63%, 11/15/20	34,900	35,816,125
7.88%, 09/01/18[a]	35,875	38,431,094
NII Capital Corp.
7.63%, 04/01/21	51,150	52,386,127
8.88%, 12/15/19	28,800	30,960,000
10.00%, 08/15/16	14,960	16,998,300
PAETEC Holding Corp.
8.88%, 06/30/17	15,600	17,004,000
9.88%, 12/01/18	9,500	10,667,709
Sprint Nextel Corp.
7.00%, 03/01/20[b]	950	965,438
8.38%, 08/15/17[a]	54,400	53,257,600

Security	Principal (000s)	Value

9.00%, 11/15/18[b]	$97,820	$108,947,025
9.13%, 03/01/17[b]	4,950	4,974,750
11.50%, 11/15/21[a,b]	33,600	36,640,800
UPCB Finance III Ltd.
6.63%, 07/01/20b	39,100	40,370,750
UPCB Finance V Ltd.
7.25%, 11/15/21[b]	28,100	29,622,084
UPCB Finance VI Ltd.
6.88%, 01/15/22[a,b]	14,300	14,693,250
Virgin Media Finance PLC
5.25%, 02/15/22	400	408,000
8.38%, 10/15/19	27,600	31,141,999
Virgin Media Finance PLC Series 1
9.50%, 08/15/16	37,550	42,853,937
West Corp.
7.88%, 01/15/19	22,050	23,850,751
8.63%, 10/01/18[a]	17,500	19,228,125
11.00%, 10/15/16[a]	11,600	12,320,166
Wind Acquisition Finance SA
7.25%, 02/15/18[b]	45,900	44,829,002
11.75%, 07/15/17[a,b]	69,325	70,942,581
Windstream Corp.
7.00%, 03/15/19[a]	25,000	25,789,063
7.50%, 06/01/22[a,b]	40,100	42,907,000
7.50%, 04/01/23	16,750	17,657,292
7.75%, 10/15/20	24,450	26,681,062
7.88%, 11/01/17	33,100	37,216,812

		2,101,809,178
TRANSPORTATION — 0.63%
CEVA Group PLC
8.38%, 12/01/17[b]	26,000	25,870,000
11.50%, 04/01/18[b]	23,500	23,382,500
12.75%, 03/31/20[b]	15,000	14,025,000
CHC Helicopter SA
9.25%, 10/15/20[b]	27,000	26,950,501

		90,228,001

TOTAL CORPORATE BONDS & NOTES
(Cost: $13,374,095,279)		13,959,381,420

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

February 29, 2012

Security	Shares	Value
SHORT-TERM INVESTMENTS — 16.05%

MONEY MARKET FUNDS — 16.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	1,981,645,974	$1,981,645,974
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	181,075,041	181,075,041
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	125,664,397	125,664,397

		2,288,385,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,288,385,412)		2,288,385,412

TOTAL INVESTMENTS IN SECURITIES — 113.95%
(Cost: $15,662,480,691)		16,247,766,832
Other Assets, Less Liabilities — (13.95)%		(1,989,048,669)

NET ASSETS — 100.00%		$14,258,718,163

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.50%

AEROSPACE & DEFENSE — 1.02%
Boeing Co. (The)
3.50%, 02/15/15	$14,000	$15,170,882
4.88%, 02/15/20	9,000	10,741,005
Lockheed Martin Corp.
3.35%, 09/15/21[a]	24,500	25,104,537
4.25%, 11/15/19	10,000	10,977,427
6.15%, 09/01/36	15,000	18,507,300
United Technologies Corp.
4.50%, 04/15/20[a]	19,100	22,100,557
4.88%, 05/01/15	20,850	23,417,148
5.38%, 12/15/17	5,500	6,597,470
5.70%, 04/15/40	18,200	23,195,354
6.13%, 02/01/19	26,000	32,051,352
6.13%, 07/15/38	9,500	12,562,857

		200,425,889
AGRICULTURE — 2.08%
Altria Group Inc.
4.13%, 09/11/15[a]	11,855	12,963,918
4.75%, 05/05/21	44,900	49,184,035
9.25%, 08/06/19[a]	9,200	12,512,754
9.70%, 11/10/18	61,285	83,593,500
9.95%, 11/10/38[a]	12,785	19,793,490
10.20%, 02/06/39	33,597	53,715,556
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	12,000	13,727,280
5.77%, 03/01/41	13,000	16,273,530
Philip Morris International Inc.
2.50%, 05/16/16[a]	23,500	24,732,340
2.90%, 11/15/21	11,500	11,616,495
4.38%, 11/15/41	10,000	10,328,900
4.50%, 03/26/20	18,635	21,114,856
5.65%, 05/16/18	40,821	49,025,001
6.38%, 05/16/38	21,340	27,919,122

		406,500,777
AUTO MANUFACTURERS — 0.16%
Daimler Finance North America LLC
8.50%, 01/18/31	21,000	30,861,180

		30,861,180

Security	Principal (000s)	Value

BANKS — 25.88%
Abbey National Treasury Services PLC
4.00%, 04/27/16[a]	$16,000	$15,728,800
American Express Bank FSB
6.00%, 09/13/17	2,500	2,938,700
Bank of America Corp.
3.63%, 03/17/16[a]	25,000	24,645,667
3.70%, 09/01/15	16,000	15,986,880
3.75%, 07/12/16[a]	28,300	27,991,720
4.50%, 04/01/15	41,000	41,663,453
4.75%, 08/01/15[a]	11,050	11,323,473
5.00%, 05/13/21[a]	67,500	66,816,326
5.42%, 03/15/17	280	280,577
5.63%, 07/01/20	29,500	30,416,367
5.65%, 05/01/18[a]	21,950	22,860,925
5.70%, 01/24/22	5,000	5,299,315
5.75%, 12/01/17[a]	13,000	13,608,833
5.88%, 01/05/21	11,000	11,526,207
5.88%, 02/07/42	2,000	1,967,000
6.00%, 09/01/17	13,815	14,595,548
6.50%, 08/01/16[a]	57,500	62,012,307
7.63%, 06/01/19	10,000	11,334,007
Bank of America N.A.
5.30%, 03/15/17	20,500	20,807,397
6.00%, 10/15/36	4,655	4,544,948
Bank of Montreal
2.50%, 01/11/17	25,500	26,112,170
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	19,250	19,824,709
2.40%, 01/17/17[a]	5,000	5,135,805
Bank of Nova Scotia
2.05%, 10/07/15[a]	11,500	11,748,630
2.55%, 01/12/17[a]	19,000	19,540,740
2.90%, 03/29/16[a]	23,200	24,246,306
3.40%, 01/22/15	2,379	2,528,820
4.38%, 01/13/21[a]	10,000	11,009,774
Barclays Bank PLC
3.90%, 04/07/15[a]	17,000	17,530,495
5.00%, 09/22/16[a]	36,150	38,910,775

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

5.13%, 01/08/20	$48,225	$51,049,297
5.14%, 10/14/20[a]	9,750	9,421,425
6.75%, 05/22/19[a]	33,158	38,239,629
BB&T Corp.
5.20%, 12/23/15[a]	11,000	12,076,819
BNP Paribas SA
3.25%, 03/11/15	30,250	30,592,687
3.60%, 02/23/16[a]	43,500	43,813,483
5.00%, 01/15/21[a]	48,000	49,382,174
Capital One Capital V
10.25%, 08/15/39	7,560	7,907,760
Capital One Capital VI
8.88%, 05/15/40	7,310	7,556,713
Capital One Financial Corp.
3.15%, 07/15/16[a]	23,240	23,747,910
4.75%, 07/15/21[a]	13,750	14,483,769
6.75%, 09/15/17	8,000	9,263,643
Citigroup Inc.
3.95%, 06/15/16[a]	41,970	43,466,021
4.45%, 01/10/17	26,000	27,423,596
4.50%, 01/14/22[a]	42,000	43,080,307
4.59%, 12/15/15	38,000	40,277,686
4.75%, 05/19/15	32,101	34,018,415
4.88%, 05/07/15[a]	5,000	5,189,257
5.38%, 08/09/20	21,500	23,414,736
5.50%, 02/15/17	55,000	57,890,800
5.88%, 02/22/33[a]	2,250	2,172,288
5.88%, 05/29/37[a]	23,400	24,567,267
6.00%, 08/15/17[a]	13,525	15,037,095
6.01%, 01/15/15	3,590	3,909,815
6.13%, 11/21/17[a]	18,264	20,426,883
6.13%, 05/15/18	19,575	21,841,525
6.13%, 08/25/36[a]	23,660	23,285,462
6.63%, 06/15/32[a]	1,500	1,590,015
6.88%, 03/05/38	19,450	22,823,797
8.13%, 07/15/39	60,010	78,772,126
8.50%, 05/22/19	78,684	97,587,807
Credit Suisse New York
3.50%, 03/23/15[a]	56,500	58,319,865
4.38%, 08/05/20[a]	40,000	40,507,100
5.30%, 08/13/19[a]	92,560	98,619,903

Security	Principal (000s)	Value

5.40%, 01/14/20	$23,960	$24,081,638
6.00%, 02/15/18	22,500	23,610,870
Deutsche Bank AG London
3.25%, 01/11/16	33,500	34,099,650
3.45%, 03/30/15[a]	13,750	14,113,070
6.00%, 09/01/17[a]	53,000	60,042,216
Deutsche Bank Financial LLC
5.38%, 03/02/15[a]	5,000	5,101,850
Fifth Third Bancorp
3.63%, 01/25/16	19,150	20,180,461
8.25%, 03/01/38	12,600	16,177,740
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16[a]	61,500	61,524,600
3.70%, 08/01/15	30,520	31,059,288
5.25%, 07/27/21[a]	73,250	73,189,217
5.35%, 01/15/16	25,500	26,957,519
5.38%, 03/15/20[a]	25,812	26,313,184
5.63%, 01/15/17[a]	6,250	6,591,021
5.75%, 10/01/16[a]	5,500	5,903,448
5.75%, 01/24/22	7,000	7,306,880
5.95%, 01/18/18	18,500	19,957,522
5.95%, 01/15/27	5,000	4,864,567
6.00%, 06/15/20[a]	18,500	19,481,018
6.13%, 02/15/33[a]	10,000	10,165,667
6.15%, 04/01/18[a]	83,736	90,641,984
6.25%, 09/01/17[a]	38,100	41,831,007
6.25%, 02/01/41[a]	38,777	39,617,038
6.45%, 05/01/36[a]	2,000	1,937,420
6.75%, 10/01/37[a]	82,687	82,270,671
7.50%, 02/15/19[a]	10,380	11,702,775
HSBC Bank (USA) N.A.
4.88%, 08/24/20	31,000	31,072,435
HSBC Holdings PLC
4.88%, 01/14/22[a]	13,000	14,104,740
5.10%, 04/05/21	66,800	73,190,088
6.10%, 01/14/42	14,500	17,195,695
6.50%, 05/02/36	7,000	7,693,910
6.50%, 09/15/37	80,393	88,349,495
6.80%, 06/01/38	13,402	15,243,301

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

J.P. Morgan Chase & Co.
2.60%, 01/15/16	$10,000	$10,102,233
3.15%, 07/05/16	60,600	62,202,792
3.40%, 06/24/15[a]	25,750	27,108,706
3.45%, 03/01/16[a]	43,500	45,168,369
4.25%, 10/15/20[a]	28,000	29,088,500
4.35%, 08/15/21	64,400	67,283,401
4.50%, 01/24/22[a]	15,000	15,910,650
4.63%, 05/10/21[a]	19,250	20,463,472
5.15%, 10/01/15[a]	22,500	24,392,711
5.40%, 01/06/42	7,750	8,316,267
5.50%, 10/15/40[a]	5,750	6,277,620
5.60%, 07/15/41	8,000	8,811,660
6.00%, 01/15/18[a]	22,720	26,232,796
6.30%, 04/23/19[a]	86,140	100,637,362
6.40%, 05/15/38	31,805	38,220,625
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	20,500	23,089,150
J.P. Morgan Chase Capital XVIII
6.95%, 08/17/36	10,000	10,140,333
J.P. Morgan Chase Capital XX
Series T
6.55%, 09/29/36	10,000	10,058,333
J.P. Morgan Chase Capital XXII
6.45%, 02/02/37	3,205	3,218,354
J.P. Morgan Chase Capital XXV
6.80%, 10/01/37	11,180	11,282,483
KeyCorp
3.75%, 08/13/15	10,000	10,545,500
5.10%, 03/24/21	18,150	19,742,263
Lloyds TSB Bank PLC
4.88%, 01/21/16[a]	36,000	37,147,680
6.38%, 01/21/21	39,000	42,079,654
Morgan Stanley
3.45%, 11/02/15[a]	27,250	26,664,853
3.80%, 04/29/16[a]	67,500	65,626,186
5.38%, 10/15/15[a]	6,050	6,276,471
5.45%, 01/09/17	44,750	45,862,633
5.50%, 01/26/20[a]	16,563	16,309,035
5.50%, 07/24/20[a]	18,750	18,472,594
5.50%, 07/28/21	70,100	69,020,951

Security	Principal (000s)	Value

5.63%, 09/23/19[a]	$24,500	$24,331,482
5.75%, 10/18/16	16,115	16,777,022
5.75%, 01/25/21	43,500	42,908,726
5.95%, 12/28/17[a]	13,335	13,779,056
6.00%, 04/28/15	64,776	67,931,524
6.25%, 08/28/17	24,500	25,682,480
6.63%, 04/01/18[a]	42,250	44,733,877
7.25%, 04/01/32	14,842	16,494,784
7.30%, 05/13/19[a]	54,685	59,050,640
Morgan Stanley
Series F
5.55%, 04/27/17	15,250	15,634,250
PNC Funding Corp.
3.63%, 02/08/15[b]	17,514	18,726,151
4.38%, 08/11/20[a,b]	8,500	9,301,542
5.13%, 02/08/20[b]	13,500	15,302,610
Rabobank Nederland
2.13%, 10/13/15	20,300	20,264,562
3.38%, 01/19/17[a]	48,250	49,559,505
3.88%, 02/08/22	11,308	11,202,214
4.50%, 01/11/21	22,000	22,995,397
5.25%, 05/24/41[a]	25,500	27,460,100
Royal Bank of Canada
2.30%, 07/20/16[a]	19,000	19,432,507
2.63%, 12/15/15[a]	15,500	16,165,231
2.88%, 04/19/16[a]	13,600	14,234,728
Royal Bank of Scotland Group PLC
3.95%, 09/21/15[a]	28,000	28,183,960
4.38%, 03/16/16[a]	22,643	23,094,501
4.88%, 03/16/15	27,885	28,893,068
5.63%, 08/24/20[a]	34,401	35,966,387
6.13%, 01/11/21[a]	22,000	23,856,690
6.40%, 10/21/19[a]	22,700	23,832,730
Svenska Handelsbanken AB
3.13%, 07/12/16[a]	15,000	15,349,200
Toronto-Dominion Bank (The)
2.38%, 10/19/16[a]	44,000	45,247,180
2.50%, 07/14/16	12,750	13,207,569
U.S. Bancorp
2.45%, 07/27/15	4,976	5,155,808
4.13%, 05/24/21	10,700	11,774,259

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

UBS AG Stamford
4.88%, 08/04/20[a]	$13,965	$14,471,231
5.75%, 04/25/18	66,651	73,772,659
5.88%, 12/20/17	48,340	53,604,564
UBS AG Stamford
Series 10
5.88%, 07/15/16[a]	15,000	15,888,002
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	15,500	17,099,600
6.00%, 11/15/17[a]	6,515	7,489,883
6.60%, 01/15/38	63,104	76,669,782
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	17,668	18,252,546
5.63%, 10/15/16	8,427	9,472,833
5.75%, 06/15/17[a]	24,500	28,489,139
5.75%, 02/01/18	40,000	46,335,868
Wells Fargo & Co.
3.63%, 04/15/15[a]	18,750	20,033,250
3.68%, 06/15/16[c]	83,300	89,321,201
4.60%, 04/01/21[a]	48,000	52,939,080
5.63%, 12/11/17	99,608	115,200,308
Wells Fargo Bank N.A.
4.75%, 02/09/15	26,500	28,455,072
5.75%, 05/16/16	4,575	5,158,544
Wells Fargo Capital X
5.95%, 12/15/36	7,270	7,306,350

		5,062,509,023
BEVERAGES — 2.64%
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20[a]	8,000	9,383,066
5.38%, 01/15/20	33,890	40,483,638
6.88%, 11/15/19	15,750	20,359,316
7.75%, 01/15/19	40,003	52,825,962
8.20%, 01/15/39	22,000	34,978,900
Bottling Group LLC
5.13%, 01/15/19	21,320	25,210,853
Coca-Cola Co. (The)
1.50%, 11/15/15[a]	15,750	16,165,800
1.80%, 09/01/16[a]	26,750	27,503,280

Security	Principal (000s)	Value

3.15%, 11/15/20	$33,776	$36,021,091
3.30%, 09/01/21[a]	27,500	29,453,600
5.35%, 11/15/17	2,800	3,384,130
Diageo Capital PLC
5.75%, 10/23/17	22,000	26,527,490
Diageo Finance BV
5.30%, 10/28/15	3,500	4,005,047
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	15,000	20,956,403
PepsiCo Inc.
2.50%, 05/10/16[a]	31,750	33,444,710
3.00%, 08/25/21[a]	19,200	19,857,408
3.13%, 11/01/20	14,900	15,630,200
4.50%, 01/15/20	15,600	18,031,163
4.88%, 11/01/40	4,500	5,171,633
5.50%, 01/15/40	16,345	20,416,785
7.90%, 11/01/18	42,267	57,152,186

		516,962,661
BIOTECHNOLOGY — 0.98%
Amgen Inc.
2.30%, 06/15/16	29,757	30,483,071
3.45%, 10/01/20	8,000	8,146,400
5.70%, 02/01/19	32,965	38,372,743
6.38%, 06/01/37	5,000	5,954,067
6.40%, 02/01/39	23,500	28,198,473
Genentech Inc.
4.75%, 07/15/15	16,750	18,678,501
Gilead Sciences Inc.
4.40%, 12/01/21	38,250	40,862,857
5.65%, 12/01/41	18,700	20,847,508

		191,543,620
CHEMICALS — 1.62%
Dow Chemical Co. (The)
2.50%, 02/15/16[a]	37,750	38,956,407
4.13%, 11/15/21[a]	36,000	38,160,990
4.25%, 11/15/20[a]	2,400	2,569,704
5.25%, 11/15/41	10,750	11,773,508
5.90%, 02/15/15[a]	6,500	7,361,197
8.55%, 05/15/19	33,500	44,652,317
9.40%, 05/15/39	28,679	45,891,562

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

E.I. du Pont de Nemours and Co.
3.63%, 01/15/21[a]	$15,700	$17,254,222
4.63%, 01/15/20[a]	12,500	14,598,011
6.00%, 07/15/18	22,400	27,747,689
Ecolab Inc.
3.00%, 12/08/16	25,325	26,662,920
4.35%, 12/08/21	20,500	22,626,157
5.50%, 12/08/41	10,500	12,299,175
Rohm and Haas Co.
6.00%, 09/15/17	1,500	1,761,000
7.85%, 07/15/29	3,355	4,367,299

		316,682,158
COMPUTERS — 1.98%
Hewlett-Packard Co.
2.13%, 09/13/15	1,000	1,015,600
2.65%, 06/01/16[a]	32,550	33,508,598
3.00%, 09/15/16	21,000	21,962,640
3.30%, 12/09/16[a]	12,500	13,250,375
3.75%, 12/01/20[a]	20,000	20,432,200
4.30%, 06/01/21	30,000	31,539,000
4.38%, 09/15/21[a]	10,000	10,602,750
4.65%, 12/09/21	15,500	16,775,391
5.50%, 03/01/18[a]	14,377	16,512,088
6.00%, 09/15/41	21,500	24,935,943
International Business Machines Corp.
1.25%, 02/06/17	1,000	996,437
1.95%, 07/22/16	30,595	31,630,182
2.00%, 01/05/16	17,375	17,941,833
5.60%, 11/30/39	21,160	27,371,941
5.70%, 09/14/17	56,140	68,182,142
7.63%, 10/15/18	27,387	37,040,742
8.38%, 11/01/19	10,000	14,274,011

		387,971,873
COSMETICS & PERSONAL CARE — 0.66%
Procter & Gamble Co. (The)
1.45%, 08/15/16	35,850	36,442,959
1.80%, 11/15/15	6,500	6,742,353
2.30%, 02/06/22[a]	5,000	4,931,220
3.50%, 02/15/15[a]	16,965	18,336,910

Security	Principal (000s)	Value

4.70%, 02/15/19	$25,195	$29,846,052
5.55%, 03/05/37	24,650	31,919,778

		128,219,272
DIVERSIFIED FINANCIAL SERVICES — 7.83%
American Express Co.
6.15%, 08/28/17	25,000	29,506,000
7.00%, 03/19/18	20,000	24,636,000
8.13%, 05/20/19	48,442	64,187,748
8.15%, 03/19/38	16,661	25,058,144
American Express Credit Corp.
2.75%, 09/15/15	33,750	35,157,601
2.80%, 09/19/16[a]	29,550	30,621,976
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.30%, 10/30/15	1,000	1,108,076
6.40%, 10/02/17	15,000	17,476,725
7.25%, 02/01/18	1,000	1,214,410
Capital One Bank (USA) N.A.
8.80%, 07/15/19	50,110	61,368,374
Caterpillar Financial Services Corp.
2.05%, 08/01/16	24,000	24,812,520
7.15%, 02/15/19[a]	19,310	25,122,310
Countrywide Financial Corp.
6.25%, 05/15/16	5,500	5,548,301
General Electric Capital Corp.
2.25%, 11/09/15	12,000	12,334,680
2.90%, 01/09/17[a]	15,750	16,432,763
2.95%, 05/09/16[a]	30,250	31,728,922
3.35%, 10/17/16	14,500	15,415,385
3.50%, 06/29/15[a]	6,500	6,924,416
4.63%, 01/07/21[a]	56,000	60,694,105
4.65%, 10/17/21[a]	24,000	26,019,180
5.30%, 02/11/21[a]	21,700	23,922,622
5.40%, 02/15/17	4,000	4,568,880
5.50%, 01/08/20	16,000	18,292,960
5.63%, 09/15/17[a]	6,300	7,244,811
5.63%, 05/01/18	86,881	100,716,217
5.88%, 01/14/38[a]	84,437	94,892,834
6.00%, 08/07/19[a]	21,000	24,670,731

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.75%, 03/15/32	$38,275	$46,556,305
6.88%, 01/10/39	31,500	39,643,222
General Electric Capital Corp.
Series A
5.55%, 05/04/20[a]	390	440,535
6.15%, 08/07/37	3,000	3,474,900
Goldman Sachs Capital I
6.35%, 02/15/34	21,000	19,613,842
HSBC Finance Corp.
5.00%, 06/30/15[a]	36,353	38,542,403
5.50%, 01/19/16[a]	12,000	13,047,720
6.68%, 01/15/21[a]	43,637	46,782,791
J.P. Morgan Chase Capital XXVII
Series AA
7.00%, 11/01/39	11,610	11,745,450
Jefferies Group Inc.
5.13%, 04/13/18[a]	14,000	13,043,334
Merrill Lynch & Co. Inc.
5.70%, 05/02/17	5,000	5,033,703
6.05%, 05/16/16[a]	35,500	36,438,975
6.11%, 01/29/37[a]	8,000	7,570,088
6.40%, 08/28/17[a]	11,000	11,707,717
6.88%, 04/25/18	76,850	83,601,272
7.75%, 05/14/38[a]	43,774	47,285,113
Nomura Holdings Inc.
4.13%, 01/19/16	9,500	9,629,702
5.00%, 03/04/15[a]	34,000	35,572,867
6.70%, 03/04/20[a]	18,000	19,575,630
SLM Corp.
5.63%, 08/01/33	10,000	8,408,333
6.00%, 01/25/17	6,000	6,193,848
6.25%, 01/25/16[a]	25,900	27,034,853
7.25%, 01/25/22	10,000	10,466,667
8.00%, 03/25/20[a]	23,500	25,774,464
8.45%, 06/15/18[a]	43,921	49,070,737
Toyota Motor Credit Corp.
2.00%, 09/15/16	23,500	23,959,434
2.05%, 01/12/17[a]	22,500	22,992,174
3.20%, 06/17/15	20,965	22,345,759
3.30%, 01/12/22	14,500	14,874,088

Security	Principal (000s)	Value

3.40%, 09/15/21	$19,500	$20,180,618
4.25%, 01/11/21	5,000	5,451,195
Toyota Motor Credit Corp.
Series B
4.50%, 06/17/20	13,650	15,214,563

		1,530,948,993
ELECTRIC — 1.21%
Duke Energy Carolinas LLC
5.30%, 02/15/40	13,500	16,587,089
Exelon Corp.
4.90%, 06/15/15[a]	9,226	10,084,020
Exelon Generation Co. LLC
6.25%, 10/01/39	13,000	16,054,220
Florida Power Corp.
6.40%, 06/15/38	14,068	19,361,845
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	30,000	36,880,944
6.50%, 09/15/37	10,310	13,488,326
Nisource Finance Corp.
6.40%, 03/15/18	10,005	11,816,515
Pacific Gas & Electric Co.
5.40%, 01/15/40	23,000	27,540,660
5.80%, 03/01/37	5,100	6,318,112
6.05%, 03/01/34	47,700	60,433,200
8.25%, 10/15/18	13,705	18,095,812

		236,660,743
ELECTRONICS — 0.22%
Honeywell International Inc.
4.25%, 03/01/21[a]	8,250	9,457,635
5.00%, 02/15/19	9,000	10,564,616
5.30%, 03/01/18	19,000	22,781,817

		42,804,068
ENVIRONMENTAL CONTROL — 0.07%
Republic Services Inc.
5.00%, 03/01/20[a]	11,500	13,019,725

		13,019,725

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

FOOD — 2.39%
General Mills Inc.
3.15%, 12/15/21	$5,000	$5,071,205
5.20%, 03/17/15	12,600	14,099,784
5.65%, 02/15/19	12,350	14,843,113
5.70%, 02/15/17	13,400	15,858,731
Kellogg Co.
4.00%, 12/15/20	17,500	18,716,425
4.45%, 05/30/16	5,800	6,481,111
Kellogg Co.
Series B
7.45%, 04/01/31	15,000	20,224,350
Kraft Foods Inc.
4.13%, 02/09/16	30,136	32,913,744
5.38%, 02/10/20	61,500	71,987,287
6.13%, 02/01/18	6,405	7,697,273
6.13%, 08/23/18	44,306	53,561,625
6.50%, 08/11/17	16,581	20,161,965
6.50%, 02/09/40[a]	52,100	67,738,597
6.88%, 02/01/38	25,500	33,967,785
7.00%, 08/11/37	16,250	21,618,430
Kroger Co. (The)
6.15%, 01/15/20	6,300	7,776,172
Unilever Capital Corp.
4.25%, 02/10/21	45,000	51,722,271
4.80%, 02/15/19	3,000	3,514,012

		467,953,880
FOREST PRODUCTS & PAPER — 0.45%
International Paper Co.
7.30%, 11/15/39	11,000	14,261,555
7.50%, 08/15/21	15,250	19,651,048
7.95%, 06/15/18	42,669	53,571,301

		87,483,904
GAS — 0.20%
National Grid PLC
6.30%, 08/01/16	15,900	18,456,481
Sempra Energy
6.00%, 10/15/39	10,000	12,555,167
6.50%, 06/01/16	7,190	8,574,966

		39,586,614

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 0.39%
Covidien International Finance SA
6.00%, 10/15/17	$19,313	$23,302,004
6.55%, 10/15/37	11,000	14,870,350
Medtronic Inc.
3.00%, 03/15/15	14,475	15,412,350
4.45%, 03/15/20[a]	19,560	22,185,095

		75,769,799
HEALTH CARE — SERVICES — 0.72%
Aetna Inc.
3.95%, 09/01/20	14,340	15,379,173
6.00%, 06/15/16	10,000	11,639,720
6.63%, 06/15/36	10,560	13,548,058
UnitedHealth Group Inc.
5.80%, 03/15/36	1,000	1,213,915
6.00%, 02/15/18	9,328	11,400,215
6.88%, 02/15/38	28,248	38,587,556
WellPoint Inc.
5.25%, 01/15/16	15,225	17,137,645
5.85%, 01/15/36	14,000	16,827,440
6.38%, 06/15/37	11,100	14,212,218

		139,945,940
INSURANCE — 2.90%
Allstate Corp. (The)
5.55%, 05/09/35	10,000	11,304,900
American International Group Inc.
4.88%, 09/15/16[a]	32,750	34,238,052
5.45%, 05/18/17[a]	6,000	6,366,000
5.85%, 01/16/18[a]	94,794	101,984,125
6.25%, 05/01/36	11,000	11,653,584
6.40%, 12/15/20	25,500	28,353,024
8.25%, 08/15/18[a]	24,500	29,258,226
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15[a]	34,000	36,337,038
4.25%, 01/15/21[a]	15,000	16,480,875
5.40%, 05/15/18[a]	7,999	9,526,249
5.75%, 01/15/40	13,250	15,922,260

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
2.20%, 08/15/16	$15,500	$16,064,975
MetLife Inc.
4.75%, 02/08/21	22,000	24,467,300
5.00%, 06/15/15	1,000	1,107,565
5.70%, 06/15/35	16,300	19,318,312
5.88%, 02/06/41	14,250	17,520,802
6.38%, 06/15/34	5,000	6,285,224
6.75%, 06/01/16[a]	24,247	29,069,971
7.72%, 02/15/19[a]	26,000	33,184,910
MetLife Inc.
Series A
6.82%, 08/15/18	13,229	16,269,623
Prudential Financial Inc.
7.38%, 06/15/19[a]	12,550	15,615,153
Prudential Financial Inc.
Series D
4.75%, 09/17/15	20,000	21,771,000
6.00%, 12/01/17[a]	11,000	12,757,148
6.63%, 12/01/37	20,750	24,901,867
Travelers Companies Inc. (The)
5.35%, 11/01/40	17,000	20,251,250
6.25%, 06/15/37	5,000	6,442,400

		566,451,833
INTERNET — 0.17%
Google Inc.
2.13%, 05/19/16[a]	18,550	19,421,386
3.63%, 05/19/21	13,000	14,477,385

		33,898,771
IRON & STEEL — 0.81%
ArcelorMittal SA
3.75%, 08/05/15[a]	10,830	10,990,726
5.25%, 08/05/20[a]	20,000	19,565,780
5.50%, 03/01/21[a]	27,700	27,339,415
6.13%, 06/01/18[a]	18,100	19,032,344
6.75%, 03/01/41	12,106	11,662,587
7.00%, 10/15/39[a]	22,750	22,337,770
9.00%, 02/15/15[a]	12,085	13,863,429
9.85%, 06/01/19[a]	28,494	34,513,115

		159,305,166

Security	Principal (000s)	Value

MACHINERY — 0.50%
Caterpillar Inc.
3.90%, 05/27/21[a]	$35,385	$39,295,042
5.20%, 05/27/41[a]	15,750	19,086,586
6.05%, 08/15/36	9,000	11,478,496
7.90%, 12/15/18[a]	12,310	16,769,192
Deere & Co.
4.38%, 10/16/19[a]	10,077	11,595,789

		98,225,105
MANUFACTURING — 0.40%
3M Co.
1.38%, 09/29/16	24,000	24,360,000
5.70%, 03/15/37	4,000	5,293,640
General Electric Co.
5.25%, 12/06/17	42,200	49,513,260

		79,166,900
MEDIA — 7.91%
Comcast Corp.
4.95%, 06/15/16	15,000	16,953,516
5.15%, 03/01/20[a]	46,300	54,123,075
5.70%, 05/15/18	7,500	8,873,025
5.85%, 11/15/15	15,000	17,411,618
5.88%, 02/15/18	7,500	8,967,188
5.90%, 03/15/16[a]	13,000	15,114,993
6.30%, 11/15/17	15,000	18,337,166
6.40%, 03/01/40[a]	23,500	30,208,538
6.45%, 03/15/37	3,000	3,742,180
6.50%, 01/15/15	5,000	5,753,740
6.50%, 01/15/17	14,279	17,171,447
6.55%, 07/01/39	17,750	22,567,409
6.95%, 08/15/37	77,288	101,594,149
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	7,000	7,313,845
3.50%, 03/01/16	27,450	29,047,225
3.55%, 03/15/15	21,787	23,149,759
4.60%, 02/15/21[a]	19,000	20,643,500
5.00%, 03/01/21	26,900	30,028,650
5.20%, 03/15/20[a]	15,000	16,946,168
5.88%, 10/01/19	16,200	18,907,491

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.00%, 08/15/40	$13,875	$15,832,578
6.35%, 03/15/40	4,645	5,480,914
6.38%, 03/01/41	17,705	21,322,427
Discovery Communications LLC
3.70%, 06/01/15	11,220	12,074,309
5.05%, 06/01/20	21,000	24,136,071
6.35%, 06/01/40	12,000	15,188,340
Historic TW Inc.
6.63%, 05/15/29	11,000	13,541,608
NBCUniversal Media LLC
2.88%, 04/01/16	10,000	10,446,300
4.38%, 04/01/21	79,500	87,482,062
5.15%, 04/30/20[a]	26,500	31,031,368
5.95%, 04/01/41	44,400	53,833,446
News America Inc.
4.50%, 02/15/21	30,000	32,450,601
6.15%, 02/15/41	23,300	27,705,254
6.20%, 12/15/34	25,000	28,841,000
6.65%, 11/15/37	38,142	46,523,704
Thomson Reuters Corp.
6.50%, 07/15/18	12,700	15,743,133
Time Warner Cable Inc.
4.00%, 09/01/21[a]	8,000	8,368,632
5.00%, 02/01/20	56,500	63,600,920
5.85%, 05/01/17	26,500	31,231,310
6.55%, 05/01/37	1,315	1,589,776
6.75%, 07/01/18[a]	14,750	18,116,991
6.75%, 06/15/39	70,809	88,337,060
7.30%, 07/01/38	13,500	17,575,245
8.25%, 04/01/19	53,487	69,565,727
8.75%, 02/14/19	2,500	3,311,482
Time Warner Inc.
3.15%, 07/15/15	15,500	16,459,411
4.70%, 01/15/21	14,750	16,558,530
4.75%, 03/29/21[a]	20,500	23,067,010
4.88%, 03/15/20	20,000	22,539,466
5.38%, 10/15/41	700	777,256
5.88%, 11/15/16	21,851	25,928,075
6.10%, 07/15/40	10,000	11,879,850
6.25%, 03/29/41	19,020	23,027,229
6.50%, 11/15/36	25,800	31,554,406

Security	Principal (000s)	Value

7.63%, 04/15/31[a]	$27,213	$36,417,520
7.70%, 05/01/32	30,373	41,436,092
Viacom Inc.
6.25%, 04/30/16	16,000	18,591,776
6.88%, 04/30/36	23,900	31,356,680
Walt Disney Co. (The)
1.35%, 08/16/16[a]	13,000	13,108,401
2.75%, 08/16/21[a]	6,250	6,359,656
5.63%, 09/15/16	14,500	17,312,624

		1,546,558,922
MINING — 0.73%
Alcoa Inc.
5.40%, 04/15/21	6,200	6,454,417
5.55%, 02/01/17[a]	5,000	5,474,000
5.72%, 02/23/19	13,350	14,386,001
6.15%, 08/15/20[a]	19,500	21,213,878
6.75%, 07/15/18	5,700	6,560,568
Barrick Gold Corp.
2.90%, 05/30/16[a]	21,000	22,171,380
6.95%, 04/01/19	10,140	12,692,289
Barrick North America Finance LLC
4.40%, 05/30/21	21,000	23,214,345
5.70%, 05/30/41	13,750	16,309,061
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	311,211
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	12,000	15,026,760

		143,813,910
OFFICE & BUSINESS EQUIPMENT — 0.22%
Xerox Corp.
4.25%, 02/15/15	19,000	20,230,725
4.50%, 05/15/21[a]	9,000	9,185,076
6.35%, 05/15/18	12,000	13,841,040

		43,256,841
OIL & GAS — 8.60%
Anadarko Petroleum Corp.
5.95%, 09/15/16	27,425	31,828,358
6.20%, 03/15/40	23,750	28,823,000
6.38%, 09/15/17[a]	36,500	43,803,387
6.45%, 09/15/36	27,242	33,323,959

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Apache Corp.
5.10%, 09/01/40	$26,500	$30,900,937
6.00%, 01/15/37	10,000	12,940,905
BP Capital Markets PLC
2.25%, 11/01/16[a]	13,500	13,954,748
3.13%, 10/01/15	14,800	15,854,426
3.20%, 03/11/16[a]	29,800	31,876,017
3.56%, 11/01/21[a]	30,650	32,656,426
3.88%, 03/10/15	28,950	31,378,326
4.50%, 10/01/20[a]	21,300	24,107,766
4.74%, 03/11/21	20,700	23,939,896
4.75%, 03/10/19	16,300	18,580,696
Canadian Natural Resources Ltd.
5.70%, 05/15/17[a]	24,150	28,870,386
6.25%, 03/15/38	14,646	18,885,944
Cenovus Energy Inc.
5.70%, 10/15/19	19,815	23,758,126
6.75%, 11/15/39	20,000	27,173,366
Chevron Corp.
4.95%, 03/03/19	22,000	26,479,970
ConocoPhillips
5.75%, 02/01/19	43,974	54,161,267
6.00%, 01/15/20[a]	10,000	12,611,620
6.50%, 02/01/39	61,802	86,627,863
ConocoPhillips Canada Funding Co.
5.63%, 10/15/16	19,000	22,640,620
Devon Energy Corp.
7.95%, 04/15/32	14,510	21,055,312
Devon Financing Corp. ULC
7.88%, 09/30/31	19,650	28,269,865
Encana Corp.
6.50%, 08/15/34	11,000	12,511,452
6.50%, 02/01/38[a]	13,000	14,906,125
Ensco PLC
3.25%, 03/15/16	3,500	3,658,130
4.70%, 03/15/21	32,650	35,571,597
EOG Resources Inc.
4.10%, 02/01/21	16,500	18,253,785
5.63%, 06/01/19	10,500	12,600,630

Security	Principal (000s)	Value

Hess Corp.
5.60%, 02/15/41	$22,750	$26,423,442
6.00%, 01/15/40	8,300	10,082,923
7.30%, 08/15/31	14,560	19,211,192
8.13%, 02/15/19	12,500	16,347,291
Marathon Oil Corp.
5.90%, 03/15/18[a]	7,150	8,425,739
Nabors Industries Inc.
6.15%, 02/15/18	13,000	15,113,930
9.25%, 01/15/19	15,500	19,855,201
Nexen Inc.
5.88%, 03/10/35	8,000	8,634,240
6.40%, 05/15/37	21,354	24,515,949
Occidental Petroleum Corp.
1.75%, 02/15/17[a]	38,750	39,327,762
Pemex Project Funding Master Trust
6.63%, 06/15/35	6,893	7,858,020
Petro-Canada
6.80%, 05/15/38	14,715	19,940,385
Pride International Inc.
6.88%, 08/15/20	12,200	14,957,505
Shell International Finance BV
3.10%, 06/28/15	28,000	30,094,960
3.25%, 09/22/15	13,000	14,074,437
4.30%, 09/22/19	40,750	47,112,811
4.38%, 03/25/20[a]	20,750	24,268,530
5.20%, 03/22/17	2,000	2,350,228
5.50%, 03/25/40	14,700	18,869,540
6.38%, 12/15/38	44,041	61,909,477
Statoil ASA
2.90%, 10/15/14[a]	5,500	5,787,452
3.13%, 08/17/17	12,500	13,482,875
3.15%, 01/23/22	12,500	12,971,231
5.10%, 08/17/40	12,400	14,722,830
5.25%, 04/15/19	24,500	28,977,865
Suncor Energy Inc.
6.10%, 06/01/18	18,600	22,708,182
6.50%, 06/15/38	18,000	23,394,780
6.85%, 06/01/39	10,000	13,608,550

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Total Capital International SA
1.50%, 02/17/17	$10,000	$10,016,630
2.88%, 02/17/22	10,000	10,180,640
Total Capital SA
2.30%, 03/15/16	13,850	14,416,718
3.00%, 06/24/15	14,580	15,492,017
3.13%, 10/02/15[a]	22,200	23,745,306
4.45%, 06/24/20	23,000	26,432,980
Transocean Inc.
4.95%, 11/15/15	10,000	10,823,700
5.05%, 12/15/16[a]	16,150	17,662,448
6.00%, 03/15/18	15,500	17,381,488
6.38%, 12/15/21[a]	20,250	23,857,147
6.50%, 11/15/20[a]	22,250	25,786,415
6.80%, 03/15/38[a]	10,750	12,542,374
Valero Energy Corp.
6.13%, 06/15/17	9,200	10,748,820
6.13%, 02/01/20	16,225	18,975,219
6.63%, 06/15/37	26,055	29,639,749
7.50%, 04/15/32	7,741	9,050,235
9.38%, 03/15/19	14,730	19,360,261

		1,683,144,379
OIL & GAS SERVICES — 0.36%
Baker Hughes Inc.
5.13%, 09/15/40	33,750	40,313,956
Weatherford International Ltd.
5.13%, 09/15/20[a]	5,000	5,521,225
9.63%, 03/01/19	17,775	23,994,473

		69,829,654
PHARMACEUTICALS — 5.71%
Abbott Laboratories
2.70%, 05/27/15[a]	27,000	28,450,834
4.13%, 05/27/20	17,250	19,771,605
5.13%, 04/01/19	55,854	66,892,052
5.30%, 05/27/40	37,027	44,760,904
5.60%, 11/30/17	16,800	20,517,123
6.15%, 11/30/37	15,567	20,511,131
AstraZeneca PLC
5.90%, 09/15/17	35,950	43,710,167
6.45%, 09/15/37[a]	39,058	53,121,223

Security	Principal (000s)	Value

Eli Lilly and Co.
5.20%, 03/15/17[a]	$15,000	$17,712,153
5.55%, 03/15/37	13,500	16,415,325
Express Scripts Inc.
3.13%, 05/15/16[a]	25,500	26,402,955
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	44,076	53,811,375
6.38%, 05/15/38	42,691	58,193,669
Johnson & Johnson
2.15%, 05/15/16	9,640	10,101,691
3.55%, 05/15/21	5,000	5,555,915
5.15%, 07/15/18	10,375	12,612,727
5.55%, 08/15/17[a]	10,400	12,823,946
5.95%, 08/15/37	17,555	23,610,509
Merck & Co. Inc.
2.25%, 01/15/16[a]	18,500	19,269,380
3.88%, 01/15/21	41,300	46,550,787
4.00%, 06/30/15	11,700	12,887,561
5.00%, 06/30/19[a]	25,300	30,390,734
5.85%, 06/30/39	11,500	15,212,852
Novartis Capital Corp.
2.90%, 04/24/15	26,450	28,194,565
4.40%, 04/24/20[a]	13,000	15,045,355
Novartis Securities Investment Ltd.
5.13%, 02/10/19	47,200	56,446,324
Pfizer Inc.
5.35%, 03/15/15	70,034	79,746,945
6.20%, 03/15/19	36,139	45,752,578
7.20%, 03/15/39	47,691	71,395,015
Sanofi
2.63%, 03/29/16	22,975	24,194,398
4.00%, 03/29/21[a]	28,000	31,138,052
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17[a]	17,000	21,019,859
6.50%, 12/01/33	12,252	16,989,150
6.55%, 09/15/37	13,200	18,614,361
Wyeth
5.50%, 02/15/16	4,067	4,748,600
5.95%, 04/01/37	32,143	42,102,348
6.50%, 02/01/34	2,000	2,709,234

		1,117,383,402

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

PIPELINES — 1.35%
Enterprise Products Operating LLC
3.20%, 02/01/16[a]	$15,000	$15,819,000
5.20%, 09/01/20[a]	16,450	18,942,175
5.95%, 02/01/41	10,000	11,718,650
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	11,000	13,046,344
Kinder Morgan Energy Partners LP
5.95%, 02/15/18[a]	15,550	18,089,813
6.95%, 01/15/38	17,100	20,326,770
TransCanada PipeLines Ltd.
3.80%, 10/01/20	24,500	26,686,625
6.10%, 06/01/40	10,500	13,601,901
6.20%, 10/15/37	11,700	14,903,460
6.50%, 08/15/18	6,500	8,079,825
7.13%, 01/15/19	17,065	21,907,366
7.63%, 01/15/39	20,000	29,684,500
Williams Partners LP
3.80%, 02/15/15	5,000	5,289,915
5.25%, 03/15/20	22,400	25,290,720
6.30%, 04/15/40	17,000	21,356,080

		264,743,144
REAL ESTATE INVESTMENT TRUSTS — 0.53%
American Tower Corp.
4.50%, 01/15/18	9,500	9,802,575
Boston Properties LP
3.70%, 11/15/18	18,500	19,188,200
4.13%, 05/15/21	8,400	8,878,660
Simon Property Group LP
4.38%, 03/01/21[a]	9,000	9,861,615
5.65%, 02/01/20	37,000	43,581,438
6.13%, 05/30/18	10,000	11,945,489

		103,257,977
RETAIL — 4.83%
CVS Caremark Corp.
5.75%, 06/01/17	37,665	44,980,375
6.13%, 09/15/39	38,750	48,623,112
6.60%, 03/15/19	4,141	5,146,048

Security	Principal (000s)	Value

Home Depot Inc. (The)
4.40%, 04/01/21	$4,900	$5,618,448
5.40%, 03/01/16	47,500	55,248,342
5.88%, 12/16/36	41,900	52,415,433
5.95%, 04/01/41	6,300	8,125,545
McDonald’s Corp.
2.63%, 01/15/22	4,000	4,023,508
5.35%, 03/01/18[a]	15,000	18,078,033
6.30%, 10/15/37	15,964	22,164,526
6.30%, 03/01/38	11,250	15,664,560
Target Corp.
2.90%, 01/15/22[a]	37,000	37,478,521
3.88%, 07/15/20[a]	15,000	16,639,050
5.38%, 05/01/17	12,500	14,858,875
6.00%, 01/15/18	26,950	32,851,683
6.50%, 10/15/37	19,900	26,869,577
7.00%, 01/15/38	32,350	46,111,367
Wal-Mart Stores Inc.
1.50%, 10/25/15	15,750	16,125,428
2.25%, 07/08/15[a]	9,000	9,419,130
2.80%, 04/15/16[a]	19,500	20,916,870
2.88%, 04/01/15[a]	16,600	17,650,219
3.25%, 10/25/20[a]	49,950	53,584,861
3.63%, 07/08/20	17,130	18,851,908
4.25%, 04/15/21[a]	30,500	35,020,253
4.50%, 07/01/15	10,000	11,177,254
4.88%, 07/08/40	12,000	13,740,738
5.00%, 10/25/40	12,000	13,991,580
5.25%, 09/01/35	13,500	15,935,400
5.38%, 04/05/17	13,070	15,628,260
5.63%, 04/01/40	9,000	11,361,542
5.63%, 04/15/41	43,500	55,058,964
5.80%, 02/15/18[a]	17,000	20,968,876
6.20%, 04/15/38	26,500	35,381,210
6.50%, 08/15/37	88,071	121,284,767
7.55%, 02/15/30	3,000	4,451,250

		945,445,513
SEMICONDUCTORS — 0.46%
Intel Corp.
1.95%, 10/01/16	29,300	30,431,126
3.30%, 10/01/21	33,000	35,033,239
4.80%, 10/01/41	22,500	25,259,625

		90,723,990

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

SOFTWARE — 1.84%
Microsoft Corp.
1.63%, 09/25/15	$19,250	$19,869,657
2.50%, 02/08/16	3,500	3,724,114
3.00%, 10/01/20	20,000	21,552,866
4.20%, 06/01/19[a]	31,000	35,962,480
4.50%, 10/01/40	15,550	17,469,181
5.20%, 06/01/39	2,500	3,074,763
5.30%, 02/08/41	20,000	25,282,000
Oracle Corp.
5.00%, 07/08/19[a]	56,237	67,247,080
5.25%, 01/15/16	28,500	33,023,509
5.38%, 07/15/40	36,750	44,742,941
5.75%, 04/15/18	37,500	46,081,875
6.13%, 07/08/39	29,500	38,334,474
6.50%, 04/15/38	2,500	3,420,075

		359,785,015
TELECOMMUNICATIONS —10.14%
AT&T Corp.
8.00%, 11/15/31	11,401	16,277,672
AT&T Inc.
2.40%, 08/15/16	3,000	3,121,290
2.50%, 08/15/15	8,000	8,368,421
2.95%, 05/15/16[a]	26,502	28,191,590
3.88%, 08/15/21[a]	21,000	22,660,699
4.45%, 05/15/21[a]	12,250	13,788,351
5.35%, 09/01/40	42,950	48,735,365
5.50%, 02/01/18	101,783	120,846,335
5.55%, 08/15/41	47,000	54,977,197
5.60%, 05/15/18	5,000	5,967,022
5.63%, 06/15/16	22,500	26,255,611
5.80%, 02/15/19	24,250	29,412,825
6.15%, 09/15/34	2,185	2,610,001
6.30%, 01/15/38	33,800	41,780,883
6.50%, 09/01/37	29,000	36,740,071
6.55%, 02/15/39	89,845	115,107,015
BellSouth Capital Funding Corp.
7.88%, 02/15/30	1,149	1,525,845
British Telecom PLC
5.95%, 01/15/18	16,750	19,373,888

Security	Principal (000s)	Value

Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	$42,500	$59,066,287
Cisco Systems Inc.
3.15%, 03/14/17[a]	27,550	30,124,685
4.45%, 01/15/20	36,700	42,574,202
4.95%, 02/15/19[a]	25,000	29,596,667
5.50%, 02/22/16	36,000	42,138,961
5.50%, 01/15/40	33,125	40,573,819
5.90%, 02/15/39	32,100	40,610,458
Deutsche Telekom International Finance BV
5.75%, 03/23/16	16,595	18,844,452
6.00%, 07/08/19	16,700	19,673,218
6.75%, 08/20/18	2,000	2,436,340
France Telecom SA
2.13%, 09/16/15	5,000	5,080,975
2.75%, 09/14/16[a]	21,000	21,868,961
4.13%, 09/14/21[a]	11,000	11,629,200
5.38%, 07/08/19[a]	26,337	29,671,678
5.38%, 01/13/42	21,500	23,248,472
8.50%, 03/01/31	31,600	45,971,648
New Cingular Wireless Services Inc.
8.75%, 03/01/31	5,650	8,461,414
Telecom Italia Capital SA
5.25%, 10/01/15	12,297	12,404,599
7.00%, 06/04/18	23,945	24,633,419
7.18%, 06/18/19[a]	23,581	24,362,121
7.20%, 07/18/36	12,000	11,052,015
7.72%, 06/04/38[a]	34,573	32,873,160
Telefonica Emisiones SAU
3.73%, 04/27/15[a]	8,355	8,378,972
3.99%, 02/16/16	24,760	24,908,815
5.13%, 04/27/20[a]	17,380	17,240,786
5.46%, 02/16/21	49,850	50,310,440
5.88%, 07/15/19[a]	23,899	24,993,519
6.42%, 06/20/16[a]	11,650	12,526,308
7.05%, 06/20/36	19,000	20,160,170
Telefonica Europe BV
8.25%, 09/15/30	17,000	19,412,993

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Verizon Communications Inc.
2.00%, 11/01/16[a]	$24,500	$25,076,811
3.00%, 04/01/16[a]	19,000	20,280,790
3.50%, 11/01/21	36,500	38,268,921
4.60%, 04/01/21[a]	24,500	27,835,062
4.75%, 11/01/41	24,750	26,663,999
5.50%, 04/01/17[a]	2,000	2,335,114
5.50%, 02/15/18[a]	24,000	28,564,800
5.85%, 09/15/35	13,000	15,616,857
6.00%, 04/01/41	23,500	29,169,387
6.10%, 04/15/18	7,000	8,550,396
6.35%, 04/01/19	31,500	39,066,457
6.40%, 02/15/38	73,683	92,826,087
6.90%, 04/15/38	2,800	3,715,600
7.35%, 04/01/39	7,400	10,231,869
7.75%, 12/01/30	21,465	29,756,374
8.75%, 11/01/18	71,693	98,928,583
8.95%, 03/01/39	15,000	23,566,210
Vodafone Group PLC
5.00%, 09/15/15[a]	8,740	9,832,852
5.45%, 06/10/19[a]	22,000	26,215,026
5.63%, 02/27/17	26,450	31,410,962
5.75%, 03/15/16[a]	11,500	13,438,958
6.15%, 02/27/37	24,500	30,933,455

		1,982,853,405
TRANSPORTATION — 0.54%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	18,827	21,449,224
United Parcel Service Inc.
3.13%, 01/15/21	25,000	26,891,582
5.13%, 04/01/19[a]	24,000	29,052,574
5.50%, 01/15/18	750	911,490
6.20%, 01/15/38	20,210	27,520,226

		105,825,096

TOTAL CORPORATE BONDS & NOTES
(Cost: $17,542,072,769)		19,269,519,142

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.03%

MONEY MARKET FUNDS — 4.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,d,e]	631,307,961	$631,307,961
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[b,d,e]	57,686,447	57,686,447
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,d]	98,596,580	98,596,580

		787,590,988

TOTAL SHORT-TERM INVESTMENTS
(Cost: $787,590,988)		787,590,988

TOTAL INVESTMENTS IN SECURITIES — 102.53%
(Cost: $18,329,663,757)		20,057,110,130
Other Assets, Less Liabilities — (2.53)%		(494,020,632)

NET ASSETS — 100.00%		$19,563,089,498

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2012

	iShares iBoxx $ High Yield Corporate Bond Fund	iShares iBoxx $ Investment Grade Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$13,374,095,279	$17,501,644,095
Affiliated (Note 2)	2,288,385,412	828,019,662

Total cost of investments	$15,662,480,691	$18,329,663,757

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$13,959,381,420	$19,226,188,839
Affiliated (Note 2)	2,288,385,412	830,921,291

Total fair value of investments	16,247,766,832	20,057,110,130
Cash	40,406	—
Receivables:
Investment securities sold	17,966,559	—
Due from custodian (Note 4)	3,672,058	—
Interest	272,225,178	230,524,215
Capital shares sold	27,599,980	23,533,474

Total Assets	16,569,271,013	20,311,167,819

LIABILITIES
Payables:
Investment securities purchased	142,425,632	56,828,619
Collateral for securities on loan (Note 5)	2,162,721,015	688,994,408
Investment advisory fees (Note 2)	5,406,203	2,255,294

Total Liabilities	2,310,552,850	748,078,321

NET ASSETS	$14,258,718,163	$19,563,089,498

Net assets consist of:
Paid-in capital	$13,611,715,321	$17,774,639,252
Undistributed net investment income	80,859,016	66,941,576
Accumulated net realized loss	(19,142,315)	(5,937,703)
Net unrealized appreciation	585,286,141	1,727,446,373

NET ASSETS	$14,258,718,163	$19,563,089,498

Shares outstanding[b]	156,000,000	167,400,000

Net asset value per share	$91.40	$116.86

[a]	Securities on loan with values of $2,070,100,375 and $665,840,369, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2012

	iShares iBoxx $ High Yield Corporate Bond Fund	iShares iBoxx $ Investment Grade Corporate Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$766,907,251	$694,371,314
Interest — affiliated (Note 2)	45,492	1,354,839
Securities lending income — affiliated (Note 2)	5,340,155	1,263,347

Total investment income	772,292,898	696,989,500

EXPENSES
Investment advisory fees (Note 2)	47,649,798	22,597,650

Total expenses	47,649,798	22,597,650

Net investment income	724,643,100	674,391,850

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,861,553)	(1,998,077)
In-kind redemptions — unaffiliated	144,421,137	157,168,431

Net realized gain	133,559,584	155,170,354

Net change in unrealized appreciation/depreciation	(3,796,249)	1,005,300,210

Net realized and unrealized gain	129,763,335	1,160,470,564

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$854,406,435	$1,834,862,414

See notes to financial statements.

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond Fund		iShares iBoxx $ Investment Grade Corporate Bond Fund
	Year ended February 29, 2012	Year ended February 28, 2011	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$724,643,100	$530,819,844	$674,391,850	$644,315,210
Net realized gain	133,559,584	158,548,435	155,170,354	296,594,039
Net change in unrealized appreciation/depreciation	(3,796,249)	268,515,702	1,005,300,210	128,251,715

Net increase in net assets resulting from operations	854,406,435	957,883,981	1,834,862,414	1,069,160,964

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(694,209,388)	(512,978,954)	(658,235,347)	(646,717,272)

Total distributions to shareholders	(694,209,388)	(512,978,954)	(658,235,347)	(646,717,272)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,554,197,750	4,210,959,675	7,890,582,686	3,636,990,777
Cost of shares redeemed	(1,713,604,197)	(1,009,351,450)	(2,444,280,976)	(3,310,078,964)

Net increase in net assets from capital share transactions	5,840,593,553	3,201,608,225	5,446,301,710	326,911,813

INCREASE IN NET ASSETS	6,000,790,600	3,646,513,252	6,622,928,777	749,355,505

NET ASSETS
Beginning of year	8,257,927,563	4,611,414,311	12,940,160,721	12,190,805,216

End of year	$14,258,718,163	$8,257,927,563	$19,563,089,498	$12,940,160,721

Undistributed net investment income included in net assets at end of year	$80,859,016	$51,971,838	$66,941,576	$50,815,682

SHARES ISSUED AND REDEEMED
Shares sold	85,300,000	47,900,000	70,300,000	33,600,000
Shares redeemed	(19,300,000)	(11,500,000)	(21,900,000)	(30,500,000)

Net increase in shares outstanding	66,000,000	36,400,000	48,400,000	3,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Apr. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$91.75	$86.03	$68.49	$95.31	$103.03

Income from investment operations:
Net investment income[b]	6.74	7.45	8.31	8.77	7.02
Net realized and unrealized gain (loss)[c]	(0.45)	5.65	17.47	(27.84)	(8.81)

Total from investment operations	6.29	13.10	25.78	(19.07)	(1.79)

Less distributions from:
Net investment income	(6.64)	(7.38)	(8.24)	(7.75)	(5.93)

Total distributions	(6.64)	(7.38)	(8.24)	(7.75)	(5.93)

Net asset value, end of period	$91.40	$91.75	$86.03	$68.49	$95.31

Total return	7.35%	16.11%	39.50%	(21.06)%	(1.89)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,258,718	$8,257,928	$4,611,414	$2,089,054	$352,636
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	7.60%	8.44%	10.30%	11.18%	7.87%
Portfolio turnover rate[f]	13%	16%	67%	27%	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$108.74	$105.18	$93.78	$105.21	$108.00

Income from investment operations:
Net investment income[a]	5.00	5.24	5.76	5.78	5.79
Net realized and unrealized gain (loss)[b]	8.08	3.58	11.33	(11.75)	(2.83)

Total from investment operations	13.08	8.82	17.09	(5.97)	2.96

Less distributions from:
Net investment income	(4.96)	(5.26)	(5.69)	(5.46)	(5.75)

Total distributions	(4.96)	(5.26)	(5.69)	(5.46)	(5.75)

Net asset value, end of year	$116.86	$108.74	$105.18	$93.78	$105.21

Total return	12.37%	8.59%	18.70%	(5.96)%	3.04%

Ratios/Supplemental data:
Net assets, end of year (000s)	$19,563,089	$12,940,161	$12,190,805	$8,646,439	$3,356,320
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	4.48%	4.83%	5.71%	5.96%	5.51%
Portfolio turnover rate[c]	4%	7%	79%	48%	95%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
iBoxx $ High Yield Corporate	Non-diversified
iBoxx $ Investment Grade Corporate	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$13,959,381,420	$—	$13,959,381,420
Short-Term Investments	2,288,385,412	—	—	2,288,385,412

	$2,288,385,412	$13,959,381,420	$—	$16,247,766,832

iBoxx $ Investment Grade Corporate
Assets:
Corporate Bonds & Notes	$—	$19,269,519,142	$—	$19,269,519,142
Short-Term Investments	787,590,988	—	—	787,590,988

	$787,590,988	$19,269,519,142	$—	$20,057,110,130

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
iBoxx $ High Yield Corporate	0.50%
iBoxx $ Investment Grade Corporate	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended February 29, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
iBoxx $ High Yield Corporate	$2,875,468
iBoxx $ Investment Grade Corporate	680,264

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended February 29, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate
PNC Funding Corp.
3.63%, 02/08/15	$13,596	$3,918	$—	$17,514	$18,726,151	$477,617	$—
4.38%, 08/11/20	6,000	2,500	—	8,500	9,301,542	340,226	—
5.13%, 02/08/20	10,000	3,500	—	13,500	15,302,610	508,149	—

					$43,330,303	$1,325,992	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2012 were as follows:

iShares Bond Fund	Purchases	Sales
iBoxx $ High Yield Corporate	$2,908,885,431	$1,250,690,991
iBoxx $ Investment Grade Corporate	3,318,170,061	599,385,614

In-kind transactions (see Note 4) for the year ended February 29, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate	$5,848,602,034	$1,664,943,763
iBoxx $ Investment Grade Corporate	5,087,091,486	2,339,909,367

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 29, 2012 attributable to amortization methods on fixed income securities and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate	$144,389,194	$(1,546,534)	$(142,842,660)
iBoxx $ Investment Grade Corporate	156,619,458	(30,609)	(156,588,849)

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 29, 2012 and February 28, 2011 was as follows:

iShares Bond Fund	2012	2011
iBoxx $ High Yield Corporate
Ordinary income	$694,209,388	$512,978,954

iBoxx $ Investment Grade Corporate
Ordinary income	$658,235,347	$646,717,272

As of February 29, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
iBoxx $ High Yield Corporate	$77,654,135	$(11,467,150)	$586,386,245	$(5,570,388)	$647,002,842
iBoxx $ Investment Grade Corporate	66,342,317	(111,041)	1,724,062,768	(1,843,798)	1,788,450,246

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2013.

As of February 29, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate	$4,792,608	$6,496,723	$177,819	$11,467,150
iBoxx $ Investment Grade Corporate	111,041	—	—	111,041

[a]	Must be utilized prior to losses subject to expiration.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate	$15,661,380,587	$673,171,495	$(86,785,250)	$586,386,245
iBoxx $ Investment Grade Corporate	18,333,047,362	1,738,094,054	(14,031,286)	1,724,062,768

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	49

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares iBoxx $ High Yield Corporate Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 29, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2012

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 29, 2012:

iShares Bond Fund	Interest- Related Dividends
iBoxx $ High Yield Corporate	$646,001,895
iBoxx $ Investment Grade Corporate	551,833,715

The Fund hereby designates the following amount of distributions from direct Federal Obligation Interest for the fiscal year ended February 29, 2012:

iShares Bond Fund	Federal Obligation Interest [a]
iBoxx $ Investment Grade Corporate	$7,695,799

[a]

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TAX INFORMATION	51

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year				Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ High Yield Corporate	$6.60398	$—	$0.03369	$6.63767	99%	—%	1%	100%
iBoxx $ Investment Grade Corporate	4.95858	—	—	4.95858	100	—	—	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBoxx $ High Yield Corporate Bond Fund

Period Covered: July 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	17	1.50%
Greater than 5.5% and Less than 6.0%	2	0.18
Greater than 5.0% and Less than 5.5%	4	0.35
Greater than 4.5% and Less than 5.0%	8	0.70
Greater than 4.0% and Less than 4.5%	14	1.23
Greater than 3.5% and Less than 4.0%	28	2.47
Greater than 3.0% and Less than 3.5%	36	3.17
Greater than 2.5% and Less than 3.0%	53	4.67
Greater than 2.0% and Less than 2.5%	71	6.26
Greater than 1.5% and Less than 2.0%	126	11.10
Greater than 1.0% and Less than 1.5%	234	20.62
Greater than 0.5% and Less than 1.0%	253	22.29
Between 0.5% and –0.5%	222	19.56
Less than –0.5% and Greater than –1.0%	37	3.26
Less than –1.0% and Greater than –1.5%	8	0.70
Less than –1.5% and Greater than –2.0%	6	0.53
Less than –2.0% and Greater than –2.5%	3	0.26
Less than –2.5% and Greater than –3.0%	5	0.44
Less than –3.0% and Greater than –3.5%	4	0.35
Less than –3.5% and Greater than –4.0%	2	0.18
Less than –4.0%	2	0.18

	1,135	100.00%

SUPPLEMENTAL INFORMATION	53

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares iBoxx $ Investment Grade Corporate Bond Fund

Period Covered: January 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.08%
Greater than 4.0% and Less than 4.5%	4	0.32
Greater than 3.5% and Less than 4.0%	7	0.56
Greater than 3.0% and Less than 3.5%	19	1.51
Greater than 2.5% and Less than 3.0%	39	3.10
Greater than 2.0% and Less than 2.5%	57	4.53
Greater than 1.5% and Less than 2.0%	59	4.69
Greater than 1.0% and Less than 1.5%	101	8.01
Greater than 0.5% and Less than 1.0%	352	27.95
Between 0.5% and –0.5%	574	45.58
Less than –0.5% and Greater than –1.0%	23	1.83
Less than –1.0% and Greater than –1.5%	5	0.40
Less than –1.5% and Greater than –2.0%	6	0.48
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	4	0.32
Less than –3.0% and Greater than –3.5%	2	0.16
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	4	0.32

	1,259	100.00%

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 265 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	55

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).

Gregor G. Peterson Professor of

Accounting and Senior Associate

Dean for Academic Affairs, Stanford

University: Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(Winter 2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BlackRock (since 2009); Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	57

Notes:

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free-1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-24-0212

February 29, 2012

2012 Annual Report

iShares Trust

iShares Barclays Intermediate Government/Credit Bond Fund  |  GVI  |  NYSE Arca

iShares Barclays Government/Credit Bond Fund  |  GBF  |  NYSE Arca

iShares 10+ Year Government/Credit Bond Fund  |  GLJ  |  NYSE Arca

iShares Barclays Agency Bond Fund  |  AGZ  |  NYSE Arca

iShares Barclays MBS Bond Fund  |  MBB  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

Performance as of February 29, 2012

	Average Annual Total Returns
	Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Intermediate Government/Credit	6.27%	6.35%	6.45%	5.69%	5.70%	5.78%	5.74%	5.78%	5.84%
Barclays Government/Credit	9.24%	9.74%	9.44%	6.36%	6.39%	6.40%	6.41%	6.47%	6.46%
10+ Year Government/Credit	22.81%	21.99%	22.73%	n/a	n/a	n/a	13.47%	13.10%	13.77%

	Cumulative Total Returns
	Year Ended 2/29/12			Five Years Ended 2/29/12			Inception to 2/29/12
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Barclays Intermediate Government/Credit	6.27%	6.35%	6.45%	31.90%	31.94%	32.46%	33.34%	33.58%	33.96%
Barclays Government/Credit	9.24%	9.74%	9.44%	36.11%	36.32%	36.38%	37.74%	38.14%	38.07%
10+ Year Government/Credit	22.81%	21.99%	22.73%	n/a	n/a	n/a	32.54%	31.58%	33.32%

Total returns for the periods since inception are calculated from the inception date of each Fund (1/5/07, 1/5/07 and 12/8/09, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/11/07, 1/11/07 and 12/9/09, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

iShares Barclays Intermediate Government/Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares Barclays Government/Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

iShares 10+ Year Government/Credit Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

The iShares Barclays Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Index measures the performance of dollar denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranatural and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year and less than ten years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 29, 2012 (the “reporting period”), the total return for the Fund was 6.27%, net of fees, while the total return for the Index was 6.45%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	55.43%
Financial	11.87
U.S. Government Agency Obligations	9.40
Consumer Non-Cyclical	4.17
Communications	3.26
Energy	2.99
Multi-National	2.41
Foreign Government Obligations	2.02
Industrial	1.96
Utilities	1.78
Basic Materials	1.54
Consumer Cyclical	1.14
Technology	1.08
Municipal Debt Obligations	0.12
Short-Term and Other Net Assets	0.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.75%, 05/15/14	8.06%
U.S. Treasury Notes, 4.88%, 08/15/16	6.92
U.S. Treasury Notes, 3.38%, 11/15/19	3.94
U.S. Treasury Notes, 0.63%, 04/30/13	2.79
Federal National Mortgage Association, 5.00%, 04/15/15	1.93
U.S. Treasury Notes, 3.63%, 08/15/19	1.87
U.S. Treasury Notes, 1.25%, 04/15/14	1.72
U.S. Treasury Notes, 1.88%, 06/30/15	1.66
U.S. Treasury Notes, 1.75%, 04/15/13	1.63
U.S. Treasury Notes, 3.63%, 02/15/20	1.53

TOTAL	32.05%

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

The iShares Barclays Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Government/Credit Bond Index (the “Index”). The Index measures the performance of dollar denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranatural and local authority debt) and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 9.24%, net of fees, while the total return for the Index was 9.44%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	52.26%
Financial	11.35
U.S. Government Agency Obligations	8.39
Consumer Non-Cyclical	4.48
Communications	3.90
Energy	3.48
Foreign Government Obligations	2.84
Utilities	2.26
Multi-National	2.06
Industrial	2.01
Basic Materials	1.93
Consumer Cyclical	1.53
Municipal Debt Obligations	1.15
Technology	1.09
Diversified	0.15
Short-Term and Other Net Assets	1.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 4.63%, 11/15/16	5.74%
U.S. Treasury Notes, 3.63%, 08/15/19	5.36
U.S. Treasury Notes, 4.75%, 05/15/14	4.90
U.S. Treasury Bonds, 7.63%, 02/15/25	2.80
U.S. Treasury Notes, 2.00%, 04/30/16	2.54
U.S. Treasury Notes, 2.38%, 07/31/17	2.42
U.S. Treasury Bonds, 4.50%, 08/15/39	2.41
U.S. Treasury Notes, 2.13%, 02/29/16	2.17
U.S. Treasury Notes, 1.25%, 04/15/14	2.09
U.S. Treasury Notes, 0.63%, 04/30/13	2.06

TOTAL	32.49%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

The iShares 10+ Year Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM (the “Index”). The Index is a broad, market value weighted, total rate of return index designed to measure the performance of the long-term, investment grade U.S. corporate and government bond markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 22.81%, net of fees, while the total return for the Index was 22.73%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector/Investment Type	Percentage of Net Assets

U.S. Government Obligations	43.56%
Financial	8.84
Communications	6.91
Energy	5.95
Foreign Government Obligations	5.69
Consumer Non-Cyclical	5.67
Municipal Debt Obligations	5.44
Utilities	4.96
U.S. Government Agency Obligations	3.32
Industrial	2.83
Consumer Cyclical	2.40
Basic Materials	1.77
Technology	1.00
Multi-National	0.28
Short-Term and Other Net Assets	1.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

U.S. Treasury Bonds, 4.75%, 02/15/41	4.80%
U.S. Treasury Bonds, 3.88%, 08/15/40	3.75
U.S. Treasury Bonds, 4.38%, 05/15/40	2.93
U.S. Treasury Bonds, 3.50%, 02/15/39	2.63
U.S. Treasury Bonds, 4.25%, 11/15/40	2.62
U.S. Treasury Bonds, 4.38%, 05/15/41	2.32
U.S. Treasury Bonds, 4.25%, 05/15/39	2.22
U.S. Treasury Bonds, 4.75%, 02/15/37	2.01
U.S. Treasury Bonds, 6.25%, 08/15/23	2.00
U.S. Treasury Bonds, 7.25%, 08/15/22	1.71

TOTAL	26.99%

U.S. government and credit-related bonds produced strong results for the reporting period. As the reporting period began, economic conditions in the U.S. were steadily improving, driven in part by a second round of quantitative easing measures from the Federal Reserve (the U.S. central bank) and the extension of several expiring federal tax breaks in late 2010. The improving economic environment provided a lift to credit-related securities, while heightened political turmoil in the Middle East and North Africa, as well as a devastating earthquake and tsunami in Japan, led to a flight to quality, boosting demand for Treasury securities.

By the spring of 2011, however, evidence of a slowdown in economic activity emerged. The U.S. economy grew at a 1.3% annual rate in the second quarter of 2011 and a 1.8% annual rate in the third quarter. Furthermore, an accumulation of global events — a worsening sovereign debt crisis in Europe, a credit rating downgrade on U.S. government debt (for the first time in the country’s history), and government infighting about the federal debt ceiling — led to greater demand for the relative safety and liquidity of Treasury and other U.S. government securities.

Despite a broad investor shift into U.S. Treasury securities, the credit sector held up well throughout the spring and summer of 2011. One contributing factor was corporate profit growth, which remained robust despite the weaker economy as companies pared debt and reduced costs to sustain profitability. Another positive influence was increased investor demand for higher-yielding investments — including credit-related securities — as Treasury bond yields fell to historically low levels.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUNDS

Renewed signs of improving economic growth appeared during the last five months of the reporting period. The economy grew at a 3.0% annual rate in the fourth quarter of 2011, while employment rates improved as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low of 8.3%. The improving economy helped sustain corporate profits, which grew at a double-digit rate overall in 2011. As a result, credit-related securities enjoyed a solid rally, while U.S. Treasury bonds were relatively steady.

Both the government and credit sectors posted similar returns for the reporting period. In general, longer-term securities outperformed short- and intermediate-term bonds as the market rallied. Within the credit sector, higher-quality bonds outpaced lower-rated issues overall, but lower-quality credit securities outperformed higher-quality issues during the latter half of the reporting period as improving economic conditions led to an increased appetite for risk in the fixed-income markets.

From an industry perspective, utility and industrial bonds generated the best results, led by electric utilities and energy producers, while finance-related bonds lagged, particularly those issued by banks and brokerage firms.

In the U.S. Treasury market, longer-term bonds benefited from a Federal Reserve plan, announced in September 2011 and dubbed “Operation Twist,” to buy long-term U.S. Treasury bonds with the goal of stimulating more long-term borrowing and increasing economic activity. The immediate result was a sharp drop in long-term Treasury yields, which contributed to the overall outperformance of long-term Treasury securities.

Although government agency securities posted positive returns overall, they underperformed most other segments of the U.S. bond market for the reporting period. This was due in part to the relatively short maturities in the government agency sector. Shorter-term securities tend to underperform their longer-term counterparts when bond yields decline, as was the case during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS AGENCY BOND FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.74%	5.03%	4.95%	4.91%	4.94%	5.03%	17.25%	17.36%	17.67%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/5/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

PORTFOLIO ALLOCATION

As of 2/29/12

Sector/Investment Type	Percentage of Net Assets

U.S. Government Agency Obligations	95.86%
Financial	1.95
Foreign Government Obligations	1.11
Short-Term and Other Net Assets	1.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Federal National Mortgage Association, 2.25%, 03/15/16	5.75%
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	4.65
Federal Home Loan Banks, 4.00%, 09/06/13	4.36
Federal Home Loan Mortgage Corp., 0.50%, 10/15/13	3.94
Federal Home Loan Banks, 1.63%, 03/20/13	3.94
Federal Home Loan Mortgage Corp., 4.50%, 07/15/13	3.88
Federal Home Loan Mortgage Corp., 4.38%, 07/17/15	3.51
Federal Home Loan Banks, 3.63%, 10/18/13	3.42
Federal National Mortgage Association, 4.38%, 10/15/15	2.89
Federal Home Loan Banks, 0.38%, 01/29/13	2.77

TOTAL	39.11%

The iShares Barclays Agency Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Agency Bond Index (the “Index”). The Index measures the performance of the agency sector of the U.S. government bond market and is comprised of investment grade native-currency U.S. dollar denominated debentures issued by government and government-related agencies including the Federal National Mortgage Association (“Fannie Mae”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 29, 2012 (the “reporting period”), the total return for the Fund was 4.74%, net of fees, while the total return for the Index was 4.95%.

U.S. government agency securities advanced for the reporting period, reflecting a broad bond market rally. As the reporting period began, economic conditions in the U.S. were steadily improving, driven in part by a second round of quantitative easing measures from the Federal Reserve (the U.S. central bank) and the extension of several expiring federal tax breaks in late 2010.

By the spring of 2011, however, evidence of a slowdown in economic activity emerged. The U.S. economy grew at a 1.3% annual rate in the second quarter of 2011 and a 1.8% annual rate in the third quarter. Furthermore, an accumulation of global events — a worsening sovereign debt crisis in Europe, a credit rating downgrade on U.S. government debt (for the first time in the country’s history), and government infighting about the federal debt ceiling — led to greater demand for the relative safety and liquidity of Treasury and other U.S. government securities. As a result, government agency securities rallied throughout the spring and summer of 2011.

After peaking in early October, government agency securities fluctuated in a narrow range through the end of the reporting period, despite renewed signs of improving economic growth. In particular, employment showed signs of life as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low of 8.3%. In addition, promising headlines from Europe provided some hope that the sovereign debt crisis would reach a positive conclusion.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

Although government agency securities posted positive returns overall, they underperformed most other segments of the U.S. bond market for the reporting period. This was due in part to the relatively short maturities in the government agency sector — as of February 29, 2012 more than 75% of the Fund’s holdings had maturities of one to five years, and just 7.5% matured in 10 years or longer. Shorter-term securities tend to underperform their longer-term counterparts when bond yields decline, as was the case during the reporting period. Another factor in the underperformance was specific tailwinds that lifted other sectors of the bond market — for example, corporate bonds benefited from robust corporate profits and improving economic conditions during the last half of the reporting period, while U.S. Treasury securities enjoyed greater demand from the flight to quality and liquidity.

Government agency securities are issued primarily by government-sponsored mortgage lenders Fannie Mae, Federal Home Loan Mortgage Corp. (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac, which were taken into conservatorship by the federal government during the 2008 credit crisis, both reported substantial losses in 2011. Foreclosures increased as housing prices continued to decline, and record-low mortgage rates led to greater refinancing activity, lowering interest income for Fannie Mae and Freddie Mac. In their quest to return to profitability, both entities are cutting executive salaries and pushing banks to buy back mortgages that failed to meet underwriting standards. The Federal Home Loan Bank reported lower net income in 2011 because of reduced loan volumes.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS MBS BOND FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.13%	6.10%	6.44%	5.86%	5.87%	6.33%	32.68%	32.77%	35.64%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS MBS BOND FUND

PORTFOLIO ALLOCATION

As of 2/29/12

Issuer/Investment Type	Percentage of Net Assets

Federal National Mortgage Association	49.69%
Federal Home Loan Mortgage Corp.	27.99
Government National Mortgage Association	21.66
Short-Term and Other Net Assets	0.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Federal Home Loan Mortgage Corp., 4.50%,10/01/39	1.98%
Federal National Mortgage Association, 5.00%, 05/01/41	1.94
Federal National Mortgage Association, 4.50%, 05/01/41	1.55
Federal National Mortgage Association, 4.50%, 03/01/42	1.37
Federal National Mortgage Association, 4.00%, 12/01/40	1.22
Federal National Mortgage Association, 4.50%, 08/01/40	1.22
Federal National Mortgage Association, 4.50%, 04/01/41	1.13
Government National Mortgage Association, 5.00%, 07/20/40	1.13
Federal Home Loan Mortgage Corp., 5.00%, 03/01/38	1.00
Federal National Mortgage Association, 4.00%, 3/01/42	0.98

TOTAL	13.52%

The iShares Barclays MBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. MBS Index (the “Index”). The Index measures the performance of investment grade mortgage-backed pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 29, 2012 (the “reporting period”), the total return for the Fund was 6.13%, net of fees, while the total return for the Index was 6.44%.

Mortgage-backed securities posted solid gains for the reporting period but lagged the advance of the broad U.S. bond market. As the reporting period began, economic conditions in the U.S. were steadily improving, driven in part by a second round of quantitative easing measures from the Federal Reserve (the U.S. central bank) and the extension of several expiring federal tax breaks in late 2010.

By the spring of 2011, however, evidence of a slowdown in economic activity emerged. The U.S. economy grew at a 1.3% annual rate in the second quarter of 2011 and a 1.8% annual rate in the third quarter. Furthermore, an accumulation of global events — a worsening sovereign debt crisis in Europe, a credit rating downgrade on U.S. government debt (for the first time in the country’s history), and government infighting about the federal debt ceiling — led to greater demand for the relative safety and liquidity of Treasury and other U.S. government securities.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS MBS BOND FUND

Renewed signs of improving economic growth appeared during the last five months of the reporting period. The economy grew at a 3.0% annual rate in the fourth quarter of 2011, while employment rates improved as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low of 8.3%. In addition, promising headlines from Europe provided some hope that the sovereign debt crisis would reach a positive conclusion.

In this environment, interest rates declined broadly, leading to a rally across all sectors of the bond market. Mortgage-backed securities participated in the rally, but underperformed many other sectors of the bond market for the reporting period. The declining interest rate environment played a role in the underperformance of mortgage-backed securities. Mortgage rates tend to track the behavior of the 10-year Treasury bond yield, and this yield fell sharply during the reporting period, reaching an all-time low in early October 2011. As a result, mortgage rates also fell to historically low levels, sparking an increase in mortgage refinancing activity that weighed on the mortgage-backed securities market.

Although the 10-year Treasury yield rose modestly over the last five months of the reporting period, the Federal Reserve has been actively purchasing mortgage-backed securities to keep mortgage rates low in the hopes of boosting the housing market. As a result of the Federal Reserve’s efforts, the rate on a 30-year fixed-rate mortgage dipped below 4% in February 2012 — its lowest level since the 1950s.

On the positive side, mortgage-backed securities benefited from the investor flight to quality during the spring and summer of 2011. As investor concerns grew regarding the economic slowdown and European sovereign debt crisis, demand for high-quality bonds surged. While the U.S. Treasury market was the biggest beneficiary, mortgage-backed securities also benefited because they are typically backed by government-sponsored mortgage lenders such as Fannie Mae and Freddie Mac, which have top-tier credit ratings. Mortgage-backed securities also benefited from relatively attractive valuations early in the reporting period because of their lagging performance in late 2010 and early 2011.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Barclays Intermediate Government/Credit
Actual	$1,000.00	$1,017.00	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Barclays Government/Credit
Actual	1,000.00	1,031.90	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
10+ Year Government/Credit
Actual	1,000.00	1,095.70	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Barclays Agency
Actual	1,000.00	1,010.90	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
Barclays MBS
Actual	$1,000.00	$1,014.00	0.25%	$1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	19

Schedule of Investments

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 32.20%

ADVERTISING — 0.04%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$50	$49,885
10.00%, 07/15/17	100	115,000
WPP Finance 2010
4.75%, 11/21/21[a]	150	158,635

		323,520
AEROSPACE & DEFENSE — 0.40%
Boeing Co. (The)
4.88%, 02/15/20	450	536,401
Exelis Inc.
5.55%, 10/01/21[a]	200	210,966
General Dynamics Corp.
5.25%, 02/01/14	700	761,192
Goodrich Corp.
3.60%, 02/01/21	250	265,116
L-3 Communications Corp.
4.95%, 02/15/21	100	104,955
Lockheed Martin Corp.
3.35%, 09/15/21	300	306,702
United Technologies Corp.
5.38%, 12/15/17	623	749,622

		2,934,954
AGRICULTURE — 0.38%
Altria Group Inc.
4.75%, 05/05/21	100	110,083
9.70%, 11/10/18	526	717,283
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	286,878
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	150	157,070
Lorillard Tobacco Co.
3.50%, 08/04/16	100	104,694
Philip Morris International Inc.
5.65%, 05/16/18	685	824,244
Reynolds American Inc.
6.75%, 06/15/17	447	531,379

		2,731,631

Security	Principal (000s)	Value

AIRLINES — 0.03%
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23	$50	$52,625
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 01/12/21[b]	98	102,978
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 05/23/19[b]	48	50,520

		206,123
APPAREL — 0.01%
VF Corp.
3.50%, 09/01/21	50	52,358

		52,358
AUTO MANUFACTURERS — 0.09%
Daimler Finance North AmericaLLC
6.50%, 11/15/13	590	643,961

		643,961
AUTO PARTS & EQUIPMENT — 0.06%
Johnson Controls Inc.
3.75%, 12/01/21[b]	200	210,380
4.25%, 03/01/21	200	216,670

		427,050
BANKS — 7.74%
Abbey National Treasury Services PLC
4.00%, 04/27/16	300	293,515
Associated Banc-Corp
5.13%, 03/28/16	100	107,393
Bank of America Corp.
3.63%, 03/17/16	300	297,204
4.50%, 04/01/15	400	408,395
5.63%, 07/01/20	750	769,855
5.65%, 05/01/18	1,010	1,051,139
5.70%, 01/24/22	250	262,962

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

7.38%, 05/15/14	$1,053	$1,145,765
7.63%, 06/01/19	262	300,316
Bank of America N.A. Series BKNT
5.30%, 03/15/17[b]	500	498,333
Bank of Montreal
1.75%, 04/29/14[b]	150	152,713
2.50%, 01/11/17	200	205,021
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	300	307,923
4.95%, 11/01/12	960	988,513
Bank of Nova Scotia
2.05%, 10/07/15	750	766,479
4.38%, 01/13/21	150	164,627
Barclays Bank PLC
5.13%, 01/08/20	700	741,557
5.20%, 07/10/14	400	424,262
BB&T Corp.
3.20%, 03/15/16	250	264,820
6.85%, 04/30/19	262	323,194
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	100	98,110
BNP Paribas SA
3.25%, 03/11/15	300	301,103
5.00%, 01/15/21	500	515,223
Capital One Financial Corp.
2.13%, 07/15/14	450	452,305
6.75%, 09/15/17	526	612,084
Citigroup Inc.
4.50%, 01/14/22[b]	250	255,398
4.75%, 05/19/15	600	637,218
5.00%, 09/15/14	150	156,708
5.50%, 04/11/13	526	545,510
6.13%, 05/15/18	1,010	1,125,328
8.50%, 05/22/19	512	639,664
Comerica Inc.
3.00%, 09/16/15	50	52,012
Credit Suisse New York
5.00%, 05/15/13	526	545,953
5.50%, 05/01/14	600	641,614
6.00%, 02/15/18	400	412,568

Security	Principal (000s)	Value

Deutsche Bank AG London
4.88%, 05/20/13	$600	$618,066
6.00%, 09/01/17	848	963,407
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250	255,053
8.13%, 01/21/14	550	603,677
Fifth Third Bancorp
5.45%, 01/15/17	526	577,093
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	600	601,063
3.70%, 08/01/15	400	408,087
5.25%, 10/15/13[b]	375	393,409
5.25%, 07/27/21	300	297,182
5.35%, 01/15/16	660	699,513
5.75%, 01/24/22	250	258,995
6.00%, 05/01/14	450	481,985
6.15%, 04/01/18	1,610	1,734,333
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	347,531
HSBC Holdings PLC
5.10%, 04/05/21	150	162,140
J.P. Morgan Chase & Co.
3.15%, 07/05/16	600	615,305
3.45%, 03/01/16	450	466,598
4.25%, 10/15/20	500	515,359
5.75%, 01/02/13	1,502	1,560,904
6.00%, 01/15/18	800	924,772
6.30%, 04/23/19	262	304,805
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,118,994
KeyCorp
6.50%, 05/14/13	526	557,471
KfW
2.00%, 06/01/16	1,500	1,553,067
2.63%, 03/03/15	750	790,748
3.25%, 03/15/13	1,000	1,029,154
4.88%, 01/17/17	842	983,321
KfW
Series G
4.38%, 03/15/18	1,347	1,557,702

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Korea Finance Corp.
4.63%, 11/16/21	$200	$203,863
Landwirtschaftliche Rentenbank
1.88%, 09/17/18[b]	400	401,372
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	842	980,003
Lloyds TSB Bank PLC
4.88%, 01/21/16	200	205,324
6.38%, 01/21/21	200	213,204
Morgan Stanley
3.45%, 11/02/15	150	147,096
3.80%, 04/29/16	400	389,821
4.10%, 01/26/15	300	300,629
4.75%, 04/01/14	550	559,771
5.30%, 03/01/13[b]	200	205,692
5.45%, 01/09/17	500	513,333
5.75%, 10/18/16	473	493,906
5.75%, 01/25/21	700	689,067
6.00%, 04/28/15	736	774,276
6.63%, 04/01/18	603	643,219
7.30%, 05/13/19	262	282,789
National City Corp.
6.88%, 05/15/19	526	611,671
Northern Trust Corp.
3.38%, 08/23/21	100	103,258
3.45%, 11/04/20	50	51,986
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	400	400,169
2.00%, 06/03/16	400	404,150
PNC Funding Corp.
5.25%, 11/15/15[c]	135	147,697
Rabobank Nederland
4.50%, 01/11/21	500	517,425
Royal Bank of Canada
1.45%, 10/30/14	200	203,670
2.30%, 07/20/16	150	153,302
2.88%, 04/19/16	350	365,262
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	400	405,901
5.63%, 08/24/20	150	153,008
6.13%, 01/11/21	400	426,622

Security	Principal (000s)	Value

State Street Corp.
4.30%, 05/30/14	$179	$191,253
4.38%, 03/07/21[b]	300	331,680
SunTrust Bank
7.25%, 03/15/18	262	309,187
SunTrust Banks Inc.
3.50%, 01/20/17	100	101,590
Toronto-Dominion Bank (The)
1.38%, 07/14/14	50	50,552
2.38%, 10/19/16	200	204,856
2.50%, 07/14/16	100	103,458
U.S. Bancorp
2.20%, 11/15/16	200	205,179
4.13%, 05/24/21	100	109,618
UBS AG Stamford
5.88%, 12/20/17	1,010	1,111,209
US Bank N.A.
4.80%, 04/15/15	686	748,819
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	300	335,448
5.75%, 06/15/17	1,010	1,164,825
Wells Fargo & Co.
3.63%, 04/15/15	300	320,589
3.75%, 10/01/14	600	638,756
4.60%, 04/01/21	400	439,597
5.25%, 10/23/12	900	926,782
Westpac Banking Corp.
2.10%, 08/02/13	200	202,234
3.00%, 08/04/15	450	460,738
4.88%, 11/19/19	375	401,002

		56,149,376
BEVERAGES — 0.77%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 11/15/14	400	447,472
5.38%, 01/15/20	400	477,045
7.75%, 01/15/19	400	526,561
Beam Inc.
5.38%, 01/15/16	54	59,956
Bottling Group LLC
6.95%, 03/15/14	307	344,754

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Coca-Cola Co. (The)
5.35%, 11/15/17	$1,000	$1,205,144
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	306,735
Diageo Finance BV
5.30%, 10/28/15	623	713,625
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	103,997
3.20%, 11/15/21	200	201,194
PepsiCo Inc.
3.75%, 03/01/14	526	558,861
7.90%, 11/01/18	500	680,411

		5,625,755
BIOTECHNOLOGY — 0.21%
Amgen Inc.
1.88%, 11/15/14	100	102,728
2.30%, 06/15/16	150	153,857
3.88%, 11/15/21	400	416,322
5.70%, 02/01/19	262	303,616
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	105,833
Celgene Corp.
3.95%, 10/15/20	100	103,112
Gilead Sciences Inc.
3.05%, 12/01/16	200	210,156
4.50%, 04/01/21	100	107,095

		1,502,719
BUILDING MATERIALS — 0.08%
CRH America Inc.
5.30%, 10/15/13	370	385,140
Owens Corning Inc.
9.00%, 06/15/19	160	197,264

		582,404
CHEMICALS — 0.54%
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	255,586
Dow Chemical Co. (The)
6.00%, 10/01/12	268	275,922
7.60%, 05/15/14	476	540,388
8.55%, 05/15/19	400	532,819

Security	Principal (000s)	Value

E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	$300	$328,505
4.25%, 04/01/21[b]	350	401,700
Eastman Chemical Co.
3.00%, 12/15/15	200	206,729
Mosaic Co. (The)
3.75%, 11/15/21	150	155,460
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	375,118
PPG Industries Inc.
3.60%, 11/15/20	200	210,258
Praxair Inc.
3.00%, 09/01/21	100	103,965
4.05%, 03/15/21	100	112,230
4.50%, 08/15/19	256	291,040
Sigma-Aldrich Corp.
3.38%, 11/01/20	50	52,285
Valspar Corp. (The)
4.20%, 01/15/22	50	51,309

		3,893,314
COMMERCIAL SERVICES — 0.05%
Moody’s Corp.
5.50%, 09/01/20[b]	100	106,433
Western Union Co. (The)
5.25%, 04/01/20	216	240,396

		346,829
COMPUTERS — 0.61%
Computer Sciences Corp.
6.50%, 03/15/18	150	158,593
Dell Inc.
2.30%, 09/10/15	100	103,359
4.63%, 04/01/21[b]	250	279,390
Hewlett-Packard Co.
1.25%, 09/13/13	150	150,449
1.55%, 05/30/14	150	150,155
2.35%, 03/15/15	300	305,111
2.65%, 06/01/16	150	153,176
4.30%, 06/01/21	300	314,508
4.65%, 12/09/21	200	214,979
5.50%, 03/01/18	526	600,016

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

International Business Machines Corp.
0.55%, 02/06/15	$500	$497,516
0.88%, 10/31/14	300	302,155
1.95%, 07/22/16	300	310,172
2.90%, 11/01/21[b]	350	362,625
4.75%, 11/29/12	173	178,308
5.70%, 09/14/17	300	363,572

		4,444,084
COSMETICS & PERSONAL CARE — 0.17%
Colgate-Palmolive Co.
1.30%, 01/15/17[b]	200	201,172
2.95%, 11/01/20	150	156,085
Procter & Gamble Co. (The)
1.80%, 11/15/15	600	621,380
4.70%, 02/15/19	200	235,642

		1,214,279
DISTRIBUTION & WHOLESALE — 0.04%
Arrow Electronics Inc.
5.13%, 03/01/21	150	154,881
Ingram Micro Inc.
5.25%, 09/01/17	100	106,239

		261,120
DIVERSIFIED FINANCIAL SERVICES — 2.28%
Alterra Finance LLC
6.25%, 09/30/20	100	105,225
American Express Co.
4.88%, 07/15/13[b]	507	532,969
5.25%, 09/01/16[b,d]	268	274,030
7.00%, 03/19/18	792	969,713
American Express Credit Corp.
2.80%, 09/19/16	200	206,696
Ameriprise Financial Inc.
5.30%, 03/15/20	150	166,248
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	1,047	1,161,583
Boeing Capital Corp.
2.13%, 08/15/16	250	259,718
Charles Schwab Corp. (The)
4.95%, 06/01/14	262	284,029

Security	Principal (000s)	Value

Countrywide Financial Corp.
5.80%, 06/07/12[b]	$168	$169,348
Credit Suisse (USA) Inc.
5.38%, 03/02/16[b]	1,048	1,136,042
General Electric Capital Corp.
2.95%, 05/09/16	450	471,233
4.65%, 10/17/21	400	432,960
5.00%, 01/08/16[b]	640	707,684
5.30%, 02/11/21	700	769,068
5.63%, 05/01/18	762	879,572
5.90%, 05/13/14	450	496,785
6.00%, 08/07/19	262	306,821
HSBC Finance Corp.
5.50%, 01/19/16	350	378,821
6.68%, 01/15/21	569	600,000
Jefferies Group Inc.
8.50%, 07/15/19	262	279,030
John Deere Capital Corp.
3.15%, 10/15/21	200	208,824
7.00%, 03/15/12	138	138,334
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	235	244,077
5.45%, 07/15/14	1,185	1,232,921
6.05%, 05/16/16	600	609,000
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22	250	250,467
7.25%, 03/01/12	426	426,000
Nomura Holdings Inc.
6.70%, 03/04/20	225	244,913
ORIX Corp.
5.00%, 01/12/16	250	266,450
PACCAR Financial Corp.
1.55%, 09/29/14	200	199,081
SLM Corp.
5.38%, 05/15/14	637	659,295
6.25%, 01/25/16	500	522,500
7.25%, 01/25/22	100	104,250
Toyota Motor Credit Corp.
1.25%, 11/17/14[b]	200	201,963

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

1.38%, 08/12/13[b]	$400	$404,270
3.40%, 09/15/21	200	207,470

		16,507,390
ELECTRIC — 1.72%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,471	1,786,716
Constellation Energy Group Inc.
4.55%, 06/15/15	556	602,346
Detroit Edison Co. (The)
3.45%, 10/01/20	150	157,066
Dominion Resources Inc.
5.15%, 07/15/15	640	719,413
Duke Energy Corp.
3.55%, 09/15/21[b]	150	156,445
5.05%, 09/15/19	262	300,319
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	215,205
Edison International
3.75%, 09/15/17	200	214,184
Entergy Arkansas Inc.
3.75%, 02/15/21	200	202,616
Entergy Corp.
4.70%, 01/15/17	100	104,982
Entergy Louisiana LLC
1.88%, 12/15/14	100	101,013
Exelon Corp.
4.90%, 06/15/15	440	482,299
Exelon Generation Co. LLC
5.35%, 01/15/14	590	633,444
FirstEnergy Solutions Corp.
4.80%, 02/15/15	300	323,794
FPL Group Capital Inc.
6.00%, 03/01/19	256	298,404
Great Plains Energy Inc.
4.85%, 06/01/21	50	53,344
Integrys Energy Group Inc.
4.17%, 11/01/20	50	51,622
Kentucky Utilities Co.
3.25%, 11/01/20	50	52,002

Security	Principal (000s)	Value

LG&E and KU Energy LLC
2.13%, 11/15/15	$100	$100,902
3.75%, 11/15/20	100	101,274
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	300	357,014
Nisource Finance Corp.
4.45%, 12/01/21	300	317,556
Northern States Power Co.
1.95%, 08/15/15[b]	100	103,490
Oncor Electric Delivery Co.
6.38%, 01/15/15	268	304,008
Pacific Gas & Electric Co.
4.80%, 03/01/14	897	967,065
Portland General Electric Co.
6.10%, 04/15/19	100	122,416
PPL Electric Utilities Corp.
3.00%, 09/15/21	150	152,774
PPL Energy Supply LLC
4.60%, 12/15/21	200	208,349
Progress Energy Carolina
3.00%, 09/15/21	150	152,774
Progress Energy Inc.
4.40%, 01/15/21	300	331,809
PSEG Power LLC
2.50%, 04/15/13	200	203,784
2.75%, 09/15/16	100	101,385
4.15%, 09/15/21	150	157,502
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	110,239
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	207,043
SCANA Corp.
4.13%, 02/01/22	50	50,189
4.75%, 05/15/21	150	159,442
Southern Co. (The)
2.38%, 09/15/15	100	102,407
Southern Power Co.
4.88%, 07/15/15	307	336,990
Southwestern Electric Power Co.
6.45%, 01/15/19	262	307,475

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Tucson Electric Power Co.
5.15%, 11/15/21	$300	$315,709
UIL Holdings Corp.
4.63%, 10/01/20	100	102,831
Union Electric Co.
6.70%, 02/01/19	262	317,980
Virginia Electric and Power Co.
2.95%, 01/15/22	100	101,044
Wisconsin Electric Power Co.
2.95%, 09/15/21	200	202,866

		12,451,531
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.
4.88%, 10/15/19	300	348,531
5.25%, 10/15/18	405	484,147

		832,678
ELECTRONICS — 0.16%
Agilent Technologies Inc.
5.00%, 07/15/20	100	112,360
6.50%, 11/01/17	225	269,299
Amphenol Corp.
4.00%, 02/01/22	50	51,118
Honeywell International Inc.
5.30%, 03/01/18	262	310,236
PerkinElmer Inc.
5.00%, 11/15/21	50	53,043
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	100	107,076
3.60%, 08/15/21	200	213,589
4.50%, 03/01/21	50	57,244

		1,173,965
ENGINEERING & CONSTRUCTION — 0.03%
Fluor Corp.
3.38%, 09/15/21	200	199,952

		199,952
ENTERTAINMENT — 0.02%
International Game Technology
7.50%, 06/15/19	100	117,589

		117,589

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.12%
Republic Services Inc.
5.00%, 03/01/20	$400	$451,132
Waste Management Inc.
4.60%, 03/01/21	400	444,224

		895,356
FOOD — 0.61%
Campbell Soup Co.
3.05%, 07/15/17[b]	200	214,594
Corn Products International Inc.
4.63%, 11/01/20	50	52,537
General Mills Inc.
1.55%, 05/16/14	200	202,384
5.70%, 02/15/17	200	236,550
H.J. Heinz Co.
3.13%, 09/12/21	250	254,072
Hershey Co. (The)
1.50%, 11/01/16	200	199,767
4.13%, 12/01/20	50	55,609
Kellogg Co.
1.88%, 11/17/16	150	151,687
4.45%, 05/30/16	300	333,975
Kraft Foods Inc.
4.13%, 02/09/16	500	546,485
6.13%, 02/01/18	504	603,101
6.25%, 06/01/12	246	249,249
Kroger Co. (The)
2.20%, 01/15/17	300	303,805
3.90%, 10/01/15	300	326,432
McCormick & Co. Inc.
3.90%, 07/15/21	200	215,830
Safeway Inc.
3.95%, 08/15/20[b]	200	203,194
Unilever Capital Corp.
4.25%, 02/10/21	250	286,414

		4,435,685
FOREST PRODUCTS & PAPER — 0.04%
International Paper Co.
7.95%, 06/15/18	262	329,375

		329,375

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

GAS — 0.06%
AGL Capital Corp.
3.50%, 09/15/21	$200	$200,355
Sempra Energy
2.00%, 03/15/14	100	102,109
6.50%, 06/01/16	112	132,554

		435,018
HAND & MACHINE TOOLS — 0.04%
Stanley Black & Decker Inc.
3.40%, 12/01/21	300	308,076

		308,076
HEALTH CARE — PRODUCTS — 0.37%
Baxter International Inc.
4.25%, 03/15/20	200	224,913
Becton, Dickinson and Co.
3.13%, 11/08/21[b]	200	207,581
3.25%, 11/12/20	100	104,806
Boston Scientific Corp.
4.50%, 01/15/15	700	751,204
Covidien International Finance SA
6.00%, 10/15/17	450	544,568
Medtronic Inc.
3.00%, 03/15/15	200	213,360
4.13%, 03/15/21	200	225,666
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,697
Stryker Corp.
2.00%, 09/30/16	100	102,537
Zimmer Holdings Inc.
3.38%, 11/30/21[b]	200	204,963

		2,682,295
HEALTH CARE — SERVICES — 0.28%
Aetna Inc.
3.95%, 09/01/20	100	107,642
4.13%, 06/01/21	300	327,636
Cigna Corp.
2.75%, 11/15/16	100	102,103
4.38%, 12/15/20	100	105,190
Coventry Health Care Inc.
5.45%, 06/15/21	50	55,667

Security	Principal (000s)	Value

Humana Inc.
6.45%, 06/01/16	$200	$227,536
Quest Diagnostics Inc.
4.70%, 04/01/21[b]	150	163,559
UnitedHealth Group Inc.
4.70%, 02/15/21[b]	200	230,292
4.88%, 03/15/15	268	297,544
WellPoint Inc.
4.35%, 08/15/20	100	109,797
5.25%, 01/15/16	300	338,829

		2,065,795
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.85%, 06/15/21[b]	250	259,882

		259,882
HOUSEHOLD PRODUCTS & WARES — 0.09%
Clorox Co. (The)
3.80%, 11/15/21	200	206,930
Kimberly-Clark Corp.
6.13%, 08/01/17	256	313,252
Tupperware Brands Corp.
4.75%, 06/01/21	100	102,417

		622,599
INSURANCE — 1.32%
Aflac Inc.
3.45%, 08/15/15[b]	100	104,744
4.00%, 02/15/22[b]	200	202,657
Allstate Corp. (The)
5.00%, 08/15/14	336	364,646
American International Group Inc.
3.65%, 01/15/14[b]	250	254,060
5.60%, 10/18/16[b]	673	720,249
6.40%, 12/15/20	200	223,045
Aon Corp.
3.13%, 05/27/16	100	103,002
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	904	1,004,425
5.40%, 05/15/18	300	356,813
Berkshire Hathaway Inc.
1.90%, 01/31/17	500	507,633

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Chubb Corp. (The)
6.38%, 04/15/17[d]	$250	$257,500
CNA Financial Corp.
5.88%, 08/15/20	75	80,667
Genworth Financial Inc.
5.75%, 06/15/14[b]	526	541,780
Hartford Financial Services Group Inc.
5.38%, 03/15/17	250	261,182
Lincoln National Corp.
8.75%, 07/01/19	300	384,750
Markel Corp.
5.35%, 06/01/21	200	206,196
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	350	392,437
MetLife Inc.
4.75%, 02/08/21	200	221,826
5.00%, 06/15/15	640	710,048
Principal Life Income Fundings Trust
5.30%, 12/14/12	476	492,695
Progressive Corp. (The)
3.75%, 08/23/21[b]	100	106,761
Prudential Financial Inc.
3.00%, 05/12/16	150	154,322
4.50%, 11/16/21[b]	300	321,235
5.10%, 09/20/14	673	728,992
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	207,825
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	307,374
Willis Group Holdings PLC
5.75%, 03/15/21	100	107,827
XLIT Ltd.
5.75%, 10/01/21	200	222,111

		9,546,802
INTERNET — 0.04%
eBay Inc.
3.25%, 10/15/20	100	101,673

Security	Principal (000s)	Value

Google Inc.
2.13%, 05/19/16	$200	$209,048

		310,721
IRON & STEEL — 0.21%
ArcelorMittal SA
6.13%, 06/01/18	500	526,382
6.25%, 02/25/22	150	154,171
9.00%, 02/15/15[b]	526	605,403
Cliffs Natural Resources Inc.
4.88%, 04/01/21	200	211,994

		1,497,950
LODGING — 0.06%
Marriott International Inc.
3.00%, 03/01/19	300	298,129
Wyndham Worldwide Corp.
2.95%, 03/01/17	50	50,171
4.25%, 03/01/22	100	100,180

		448,480
MACHINERY — 0.24%
Caterpillar Inc.
3.90%, 05/27/21	200	221,610
5.70%, 08/15/16	943	1,105,259
Deere & Co.
4.38%, 10/16/19	300	341,550
Joy Global Inc.
5.13%, 10/15/21	50	53,310

		1,721,729
MANUFACTURING — 0.43%
3M Co.
Series E
4.38%, 08/15/13	500	528,795
Danaher Corp.
2.30%, 06/23/16	50	51,927
3.90%, 06/23/21	150	166,977
General Electric Co.
5.00%, 02/01/13	1,047	1,089,511
Harsco Corp.
2.70%, 10/15/15	100	103,064
Illinois Tool Works Inc.
3.38%, 09/15/21[a]	225	236,189

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Pentair Inc.
5.00%, 05/15/21	$50	$52,333
Textron Inc.
4.63%, 09/21/16	100	105,882
Tyco Electronics Group SA
6.55%, 10/01/17	200	235,391
Tyco International Finance SA
4.13%, 10/15/14	500	536,255

		3,106,324
MEDIA — 1.42%
CBS Corp.
3.38%, 03/01/22	250	248,890
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	247	266,526
Comcast Corp.
6.50%, 01/15/17	750	895,302
COX Communications Inc.
5.45%, 12/15/14	600	667,921
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	600	633,821
3.55%, 03/15/15	450	478,386
5.00%, 03/01/21	200	222,536
Discovery Communications LLC
3.70%, 06/01/15	600	645,242
NBCUniversal Media LLC
2.88%, 04/01/16	300	312,930
5.15%, 04/30/20	600	694,283
News America Inc.
5.30%, 12/15/14	556	617,473
Thomson Reuters Corp.
6.50%, 07/15/18	300	369,758
Time Warner Cable Inc.
4.00%, 09/01/21	200	209,212
5.85%, 05/01/17	336	392,430
6.20%, 07/01/13	100	106,934
6.75%, 07/01/18	450	551,724
7.50%, 04/01/14	476	535,375

Security	Principal (000s)	Value

Time Warner Inc.
3.15%, 07/15/15	$100	$106,010
4.88%, 03/15/20	750	839,665
Viacom Inc.
1.25%, 02/27/15	400	400,919
3.50%, 04/01/17	150	161,004
Walt Disney Co. (The)
1.35%, 08/16/16	300	302,916
6.38%, 03/01/12	623	623,000

		10,282,257
MINING — 0.75%
Alcoa Inc.
5.40%, 04/15/21	400	416,703
5.55%, 02/01/17[b]	418	460,833
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	200	204,571
Barrick Gold Corp.
2.90%, 05/30/16	200	210,836
6.95%, 04/01/19	225	280,874
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	200	202,005
3.25%, 11/21/21	300	308,887
4.80%, 04/15/13	647	678,071
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	50	50,142
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16[b]	100	103,173
3.75%, 09/20/21	50	52,975
6.50%, 07/15/18	300	373,757
8.95%, 05/01/14	510	594,236
9.00%, 05/01/19	225	309,223
Teck Resources Ltd.
3.00%, 03/01/19	200	199,627
3.85%, 08/15/17	50	53,354
10.75%, 05/15/19	300	373,500
Vale Overseas Ltd.
4.38%, 01/11/22	200	207,909
6.25%, 01/11/16	336	380,681

		5,461,357

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

MULTI-NATIONAL — 2.41%
Asian Development Bank
2.50%, 03/15/16	$750	$800,154
2.63%, 02/09/15	400	423,839
2.75%, 05/21/14	526	553,048
European Bank for Reconstruction and Development
Series G
2.75%, 04/20/15	300	318,765
European Investment Bank
1.25%, 02/14/14	1,200	1,210,789
1.25%, 10/14/16	750	747,780
1.75%, 09/14/12	1,000	1,006,843
2.13%, 07/15/16	900	929,630
2.75%, 03/23/15	600	629,780
4.00%, 02/16/21	500	558,404
4.63%, 05/15/14	3,641	3,926,454
Inter-American Development Bank
3.00%, 04/22/14	400	421,895
5.13%, 09/13/16	1,247	1,477,950
International Bank for Reconstruction and Development
1.00%, 09/15/16	1,200	1,206,351
2.00%, 04/02/12	1,053	1,054,676
2.38%, 05/26/15	750	793,254
International Finance Corp.
2.25%, 04/11/16	500	529,530
2.75%, 04/20/15	500	534,009
Nordic Investment Bank
5.00%, 02/01/17	307	363,624

		17,486,775
OFFICE & BUSINESS EQUIPMENT — 0.11%
Pitney Bowes Inc.
4.75%, 01/15/16[b]	256	271,045
Xerox Corp.
4.25%, 02/15/15	200	212,722
4.50%, 05/15/21[b]	150	153,078
5.63%, 12/15/19	150	164,819

		801,664

Security	Principal (000s)	Value

OIL & GAS — 2.12%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$306	$353,505
Apache Corp.
5.25%, 04/15/13	336	353,435
BP Capital Markets PLC
3.13%, 10/01/15	200	213,669
3.20%, 03/11/16	100	106,920
3.56%, 11/01/21	100	106,161
3.88%, 03/10/15	150	162,483
4.74%, 03/11/21	200	229,969
4.75%, 03/10/19	150	170,297
5.25%, 11/07/13	276	296,479
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500	602,227
Cenovus Energy Inc.
4.50%, 09/15/14	200	216,440
Chevron Corp.
3.95%, 03/03/14	358	382,596
ConocoPhillips
4.75%, 02/01/14	900	970,118
5.75%, 02/01/19	300	367,379
Devon Energy Corp.
4.00%, 07/15/21[b]	300	327,474
Encana Corp.
5.90%, 12/01/17	350	402,707
Ensco PLC
4.70%, 03/15/21	300	324,595
EOG Resources Inc.
2.95%, 06/01/15	300	316,469
Husky Energy Inc.
7.25%, 12/15/19	300	376,146
Marathon Oil Corp.
6.00%, 10/01/17	194	227,235
Marathon Petroleum Corp.
3.50%, 03/01/16	50	51,649
5.13%, 03/01/21[b]	450	492,296
Nabors Industries Inc.
5.00%, 09/15/20	300	319,775

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Noble Energy Inc.
4.15%, 12/15/21	$200	$210,214
Noble Holding International Ltd.
4.63%, 03/01/21	200	215,197
NuStar Logistics LP
4.80%, 09/01/20	100	103,328
Occidental Petroleum Corp.
1.75%, 02/15/17	150	152,318
2.50%, 02/01/16	300	316,342
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	558,750
Petrobras International Finance Co.
5.38%, 01/27/21	350	376,833
5.88%, 03/01/18	500	558,714
7.88%, 03/15/19	262	319,646
Petrohawk Energy Corp.
7.25%, 08/15/18	300	342,750
Petroleos Mexicanos
4.88%, 01/24/22[a]	200	209,750
5.50%, 01/21/21	250	274,375
Rowan Companies Inc.
5.00%, 09/01/17	100	108,091
Shell International Finance BV
4.00%, 03/21/14	600	641,577
4.30%, 09/22/19	526	607,362
Southwestern Energy Co.
4.10%, 03/15/22[a]	200	199,754
Statoil ASA
5.25%, 04/15/19	450	534,208
Suncor Energy Inc.
6.10%, 06/01/18	300	366,082
Talisman Energy Inc.
3.75%, 02/01/21	100	100,693
Total Capital International SA
2.88%, 02/17/22	250	253,844
Total Capital SA
2.30%, 03/15/16	200	207,637
4.13%, 01/28/21[b]	250	278,500

Security	Principal (000s)	Value

Transocean Inc.
5.05%, 12/15/16	$300	$327,566
6.00%, 03/15/18	173	194,595
Valero Energy Corp.
6.13%, 02/01/20	450	526,710

		15,354,860
OIL & GAS SERVICES — 0.11%
Baker Hughes Inc.
3.20%, 08/15/21[a]	150	154,602
Cameron International Corp.
4.50%, 06/01/21	150	163,893
Halliburton Co.
3.25%, 11/15/21[b]	200	207,980
Weatherford International Ltd.
6.35%, 06/15/17	268	307,694

		834,169
PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
4.50%, 10/15/21	50	54,147
Sonoco Products Co.
4.38%, 11/01/21	15	15,719

		69,866
PHARMACEUTICALS — 1.25%
Abbott Laboratories
5.13%, 04/01/19	300	358,827
5.15%, 11/30/12	804	832,364
AmerisourceBergen Corp.
5.88%, 09/15/15	254	293,857
Aristotle Holding Inc.
3.50%, 11/15/16[a]	200	207,238
4.75%, 11/15/21[a]	200	213,987
AstraZeneca PLC
5.40%, 09/15/12	660	677,608
Bristol-Myers Squibb Co.
5.45%, 05/01/18	200	243,390
Express Scripts Inc.
3.13%, 05/15/16	250	258,972
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	558	682,640

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Johnson & Johnson
3.55%, 05/15/21	$200	$223,129
5.55%, 08/15/17	305	371,690
McKesson Corp.
5.70%, 03/01/17	336	397,053
Medco Health Solutions Inc.
7.13%, 03/15/18	492	593,495
Merck & Co. Inc.
4.00%, 06/30/15	315	348,922
Novartis Capital Corp.
2.90%, 04/24/15	300	319,814
Novartis Securities Investment Ltd.
5.13%, 02/10/19	262	311,493
Pfizer Inc.
6.20%, 03/15/19	429	539,442
Sanofi
1.20%, 09/30/14	100	101,398
4.00%, 03/29/21	200	221,181
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	600	749,291
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	206,506
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	150	151,969
Wyeth
5.50%, 02/01/14	697	759,841

		9,064,107
PIPELINES — 0.75%
Buckeye Partners LP
4.88%, 02/01/21	50	52,953
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	75	79,629
Duke Capital LLC
6.25%, 02/15/13	590	618,784
Enbridge Energy Partners LP
4.20%, 09/15/21[b]	300	319,967

Security	Principal (000s)	Value

Energy Transfer Partners LP
4.65%, 06/01/21	$200	$207,950
5.95%, 02/01/15	315	346,110
Enterprise Products Operating LP
Series G
5.60%, 10/15/14	707	785,060
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50	53,115
4.15%, 03/01/22	200	206,994
6.85%, 02/15/20	250	298,552
Magellan Midstream Partners LP
4.25%, 02/01/21	300	314,103
ONEOK Inc.
4.25%, 02/01/22	250	256,553
ONEOK Partners LP
3.25%, 02/01/16	250	260,985
Plains All American Pipeline LP
3.95%, 09/15/15	300	315,459
8.75%, 05/01/19	300	391,763
Spectra Energy Partners LP
4.60%, 06/15/21	100	105,184
TC Pipelines LP
4.65%, 06/15/21	50	52,905
TransCanada PipeLines Ltd.
6.50%, 08/15/18	450	558,329
Williams Partners LP
5.25%, 03/15/20	225	253,591

		5,477,986
REAL ESTATE — 0.02%
Prologis LP
6.88%, 03/15/20	100	116,399

		116,399
REAL ESTATE INVESTMENT TRUSTS — 0.50%
American Tower Corp.
4.63%, 04/01/15	220	234,315
5.05%, 09/01/20	150	156,012
AvalonBay Communities Inc.
3.95%, 01/15/21	50	51,981

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Boston Properties LP
3.70%, 11/15/18	$50	$52,651
6.25%, 01/15/13	130	135,312
CommonWealth REIT
5.88%, 09/15/20	300	320,682
Duke Realty LP
7.38%, 02/15/15	250	283,962
Entertainment Properties Trust
7.75%, 07/15/20	150	160,666
ERP Operating LP
5.13%, 03/15/16	336	365,958
HCP Inc.
6.70%, 01/30/18	250	290,569
Health Care REIT Inc.
3.63%, 03/15/16	50	51,130
4.95%, 01/15/21	100	103,792
Kilroy Realty LP
4.80%, 07/15/18	150	155,184
Liberty Property LP
4.75%, 10/01/20	100	102,996
National Retail Properties Inc.
5.50%, 07/15/21	100	98,003
Simon Property Group LP
5.65%, 02/01/20	300	353,842
6.13%, 05/30/18	500	598,585
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22[b]	100	99,609
4.75%, 06/01/21	50	51,785

		3,667,034
RETAIL — 0.78%
Advance Auto Parts Inc.
4.50%, 01/15/22	50	52,951
Best Buy Co. Inc.
5.50%, 03/15/21[b]	50	48,518
Costco Wholesale Corp.
5.30%, 03/15/12	202	202,262
CVS Caremark Corp.
5.75%, 06/01/17	205	244,526
Darden Restaurants Inc.
4.50%, 10/15/21	200	209,905

Security	Principal (000s)	Value

Gap Inc. (The)
5.95%, 04/12/21	$100	$100,000
Home Depot Inc. (The)
5.40%, 03/01/16	590	685,848
Kohl’s Corp.
4.00%, 11/01/21	50	52,545
Lowe’s Companies Inc.
3.80%, 11/15/21	200	217,282
Macy’s Retail Holdings Inc.
3.88%, 01/15/22[b]	200	205,739
McDonald’s Corp.
5.35%, 03/01/18	473	570,310
Nordstrom Inc.
4.00%, 10/15/21	200	217,863
O’Reilly Automotive Inc.
4.63%, 09/15/21	100	107,145
Target Corp.
6.00%, 01/15/18	473	576,566
Wal-Mart Stores Inc.
3.25%, 10/25/20	750	800,854
4.55%, 05/01/13	970	1,017,121
Yum! Brands Inc.
6.25%, 03/15/18	304	361,415

		5,670,850

SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16[b]	100	99,992

		99,992
SEMICONDUCTORS — 0.10%
Applied Materials Inc.
2.65%, 06/15/16	50	51,797
Broadcom Corp.
2.70%, 11/01/18	50	51,461
Intel Corp.
1.95%, 10/01/16	350	362,849
3.30%, 10/01/21	100	105,660
Texas Instruments Inc.
2.38%, 05/16/16	150	157,363

		729,130

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

SOFTWARE — 0.25%
BMC Software Inc.
4.25%, 02/15/22	$50	$50,903
Fiserv Inc.
3.13%, 06/15/16	25	25,707
4.75%, 06/15/21	200	211,089
Microsoft Corp.
2.50%, 02/08/16	150	159,525
2.95%, 06/01/14	350	369,542
Oracle Corp.
5.25%, 01/15/16	893	1,030,315

		1,847,081
TELECOMMUNICATIONS — 1.76%
America Movil SAB de CV
2.38%, 09/08/16	200	204,477
5.00%, 03/30/20	375	425,350
AT&T Inc.
2.40%, 08/15/16	450	466,487
2.50%, 08/15/15	400	418,358
4.95%, 01/15/13	904	937,958
5.50%, 02/01/18	800	949,316
British Telecom PLC
5.95%, 01/15/18	150	172,995
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526	732,482
Cisco Systems Inc.
5.50%, 02/22/16	1,197	1,397,434
Corning Inc.
4.25%, 08/15/20	50	53,755
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	355,910
Embarq Corp.
7.08%, 06/01/16	471	522,792
France Telecom SA
4.38%, 07/08/14	600	641,122
Harris Corp.
4.40%, 12/15/20	150	158,643
Juniper Networks Inc.
4.60%, 03/15/21	200	215,667

Security	Principal (000s)	Value

Qwest Corp.
8.38%, 05/01/16	$300	$351,449
Rogers Wireless Inc.
6.38%, 03/01/14	336	370,946
Telecom Italia Capital SA
4.95%, 09/30/14[b]	526	528,630
Telefonica Emisiones SAU
3.73%, 04/27/15	450	446,775
5.46%, 02/16/21	450	451,066
Verizon Communications Inc.
1.25%, 11/03/14	300	303,539
3.50%, 11/01/21	200	208,369
5.50%, 02/15/18	450	533,129
5.55%, 02/15/16	997	1,150,431
Vodafone Group PLC
5.75%, 03/15/16	640	744,134

		12,741,214
TEXTILES — 0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	150	153,774

		153,774
TOYS, GAMES & HOBBIES — 0.01%
Mattel Inc.
2.50%, 11/01/16	50	50,826

		50,826
TRANSPORTATION — 0.30%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	250	283,564
Canadian National Railway Co.
2.85%, 12/15/21	100	101,039
CSX Corp.
3.70%, 10/30/20	250	261,161
4.25%, 06/01/21	50	54,685
Norfolk Southern Corp.
7.70%, 05/15/17	445	564,090
Ryder System Inc.
3.50%, 06/01/17	100	103,018
3.60%, 03/01/16	100	104,645
Union Pacific Corp.
5.75%, 11/15/17	315	374,161

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

United Parcel Service Inc.
5.13%, 04/01/19	$282	$340,386

		2,186,749
TRUCKING & LEASING — 0.03%
GATX Corp.
4.85%, 06/01/21	200	208,653

		208,653

TOTAL CORPORATE BONDS & NOTES
(Cost: $219,034,151)		233,593,412

FOREIGN GOVERNMENT BONDS & NOTES[e] — 2.02%

BRAZIL — 0.23%
Brazil (Federative Republic of)
4.88%, 01/22/21[b]	250	282,125
6.00%, 01/17/17[b]	450	532,125
8.00%, 01/15/18	711	853,244

		1,667,494
CANADA — 0.64%
Canada (Government of)
2.38%, 09/10/14	526	551,955
Export Development Canada
2.38%, 03/19/12	500	500,401
Nova Scotia (Province of)
2.38%, 07/21/15	300	315,168
Ontario (Province of)
1.60%, 09/21/16	400	405,224
2.30%, 05/10/16	100	104,290
2.95%, 02/05/15	375	398,564
4.10%, 06/16/14[b]	600	648,268
4.40%, 04/14/20[b]	250	289,640
Quebec (Province of)
5.00%, 03/01/16	1,247	1,438,473

		4,651,983
COLOMBIA — 0.12%
Colombia (Republic of)
4.38%, 07/12/21	200	217,000
7.38%, 03/18/19	250	320,625
8.25%, 12/22/14[b]	250	296,875

		834,500

Security	Principal (000s)	Value

ISRAEL — 0.04%
Israel (State of)
5.13%, 03/26/19	$262	$292,523

		292,523
ITALY — 0.21%
Italy (Republic of)
4.50%, 01/21/15	1,500	1,530,291

		1,530,291
JAPAN — 0.15%
Japan Finance Corp.
2.13%, 11/05/12	1,000	1,009,871
2.50%, 05/18/16	100	104,894

		1,114,765
MEXICO — 0.29%
United Mexican States
5.95%, 03/19/19	300	357,000
6.38%, 01/16/13	1,657	1,727,423

		2,084,423
PANAMA — 0.08%
Panama (Republic of)
7.25%, 03/15/15	500	578,750

		578,750
PERU — 0.07%
Peru (Republic of)
7.13%, 03/30/19	415	528,087

		528,087
POLAND — 0.10%
Poland (Republic of)
5.13%, 04/21/21	400	430,500
6.38%, 07/15/19	262	307,195

		737,695
SOUTH AFRICA — 0.04%
South Africa (Republic of)
6.88%, 05/27/19	262	318,657

		318,657

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

SOUTH KOREA — 0.05%
Korea (Republic of)
7.13%, 04/16/19	$262	$326,137

		326,137

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $13,943,352)		14,665,305

MUNICIPAL DEBT OBLIGATIONS — 0.12%

CALIFORNIA — 0.05%
State of California GO BAB
7.55%, 04/01/39	250	330,998

		330,998
ILLINOIS — 0.07%
State of Illinois GO
4.07%, 01/01/14	20	20,744
4.42%, 01/01/15	500	525,305

		546,049

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $798,699)		877,047

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.83%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.40%
Federal Home Loan Banks
3.63%, 10/18/13[b]	6,355	6,694,116
5.00%, 11/17/17	8,375	10,122,792
Federal Home Loan Mortgage Corp.
0.75%, 03/28/13	9,020	9,070,055
2.00%, 08/25/16[b]	2,190	2,288,774
2.50%, 05/27/16	1,380	1,472,078
3.75%, 03/27/19	1,070	1,218,959
4.50%, 01/15/14	3,660	3,940,342
4.88%, 11/15/13[b]	9,230	9,941,004
Federal National Mortgage Association
1.25%, 09/28/16	1,380	1,395,598
2.75%, 03/13/14	7,652	8,016,756
5.00%, 04/15/15[b]	12,332	14,024,222

		68,184,696

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 55.43%
U.S. Treasury Notes
0.13%, 09/30/13	$6,550	$6,534,673
0.63%, 04/30/13[b]	20,158	20,252,340
0.75%, 12/15/13[b]	4,570	4,607,017
0.88%, 01/31/17	5,900	5,905,309
1.00%, 07/15/13[b]	3,193	3,225,888
1.00%, 01/15/14	7,739	7,839,685
1.00%, 09/30/16	1,780	1,797,230
1.13%, 12/15/12[b]	8,091	8,150,065
1.25%, 03/15/14	3,225	3,286,308
1.25%, 04/15/14	12,198	12,434,030
1.38%, 03/15/13[b]	3,637	3,680,899
1.38%, 05/15/13[b]	4,985	5,053,594
1.38%, 09/30/18	7,430	7,465,292
1.75%, 04/15/13[b]	11,587	11,785,833
1.75%, 05/31/16	8,750	9,130,800
1.88%, 06/30/15	11,499	12,020,020
1.88%, 08/31/17	5,717	5,981,754
1.88%, 09/30/17	4,091	4,277,877
2.00%, 04/30/16[b]	6,207	6,539,385
2.00%, 11/15/21[b]	3,610	3,627,870
2.13%, 05/31/15	7,662	8,063,336
2.13%, 08/15/21[b]	2,900	2,957,681
2.25%, 01/31/15	10,027	10,552,616
2.38%, 07/31/17[b]	6,268	6,727,633
2.50%, 03/31/15[b]	8,155	8,661,507
2.50%, 04/30/15[b]	7,535	8,012,718
2.63%, 11/15/20[b]	9,804	10,504,888
2.75%, 02/28/18[b]	5,029	5,505,196
2.88%, 03/31/18[b]	1,472	1,622,203
3.13%, 04/30/17[b]	4,971	5,524,819
3.38%, 11/15/19	25,200	28,598,474
3.50%, 05/15/20[b]	331	379,025
3.63%, 08/15/19[b]	11,749	13,542,836
3.63%, 02/15/20	9,605	11,085,515
3.63%, 02/15/21[b]	8,244	9,513,576
4.63%, 11/15/16	2,130	2,504,007
4.75%, 05/15/14[b]	53,300	58,473,295
4.88%, 08/15/16[b]	42,542	50,219,553

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s) or Shares	Value

7.25%, 05/15/16[b]	$8,240	$10,484,576
8.50%, 02/15/20[b]	3,590	5,481,678

		402,011,001

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $449,672,195)		470,195,697

SHORT-TERM INVESTMENTS — 22.44%

MONEY MARKET FUNDS — 22.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,f,g]	144,619,196	144,619,196
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,f,g]	13,214,735	13,214,735
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,f]	4,920,343	4,920,343

		162,754,274

TOTAL SHORT-TERM INVESTMENTS
(Cost: $162,754,274)		162,754,274

TOTAL INVESTMENTS IN SECURITIES — 121.61%
(Cost: $846,202,671)		882,085,735
Other Assets, Less Liabilities — (21.61)%		(156,759,633)

NET ASSETS — 100.00%		$725,326,102

BAB — Build America Bonds

GO — General Obligation

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rates shown are as of report date.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 34.24%

AEROSPACE & DEFENSE — 0.60%
Boeing Co. (The)
5.00%, 03/15/14	$200	$218,222
General Dynamics Corp.
5.25%, 02/01/14	100	108,742
Lockheed Martin Corp.
6.15%, 09/01/36	101	123,340
Northrop Grumman Corp.
3.50%, 03/15/21	75	77,182
Raytheon Co.
3.13%, 10/15/20	100	103,031
4.88%, 10/15/40	50	55,580
United Technologies Corp.
6.05%, 06/01/36	101	130,506

		816,603

AGRICULTURE — 0.37%
Altria Group Inc.
10.20%, 02/06/39	130	207,949
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61	70,341
Philip Morris International Inc.
5.65%, 05/16/18	140	168,459
Reynolds American Inc.
7.25%, 06/15/37	51	61,274

		508,023

AIRLINES — 0.08%
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 01/12/21[a]	49	51,489
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 05/23/19[a]	48	50,520

		102,009

AUTO MANUFACTURERS — 0.12%
Daimler Finance North America LLC
6.50%, 11/15/13	154	168,085

		168,085

Security	Principal (000s)	Value

AUTO PARTS & EQUIPMENT — 0.04%
Johnson Controls Inc.
4.25%, 03/01/21	$50	$54,168

		54,168

BANKS — 6.98%
Bank of America Corp.
4.88%, 01/15/13	177	181,144
5.00%, 05/13/21	100	98,704
5.42%, 03/15/17	200	199,509
5.65%, 05/01/18	150	156,110
5.75%, 12/01/17	100	104,329
7.38%, 05/15/14	100	108,810
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	130	139,918
Bank of Nova Scotia
3.40%, 01/22/15	100	106,170
4.38%, 01/13/21	50	54,876
Barclays Bank PLC
5.20%, 07/10/14	250	265,164
BB&T Corp.
6.85%, 04/30/19	124	152,962
BNP Paribas SA
5.00%, 01/15/21	50	51,522
Citigroup Inc.
5.00%, 09/15/14	250	261,180
6.00%, 10/31/33	127	124,265
6.13%, 11/21/17	190	211,215
8.50%, 05/22/19	170	212,388
Comerica Inc.
3.00%, 09/16/15	50	52,012
Credit Suisse New York
5.30%, 08/13/19	100	105,676
5.50%, 05/01/14	100	106,936
Deutsche Bank AG London
6.00%, 09/01/17	132	149,964
Fifth Third Bancorp
3.63%, 01/25/16	100	105,389
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	75	75,133
5.00%, 10/01/14[a]	143	151,508
5.25%, 07/27/21	200	198,121

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.00%, 05/01/14	$50	$53,554
6.15%, 04/01/18	100	107,723
6.75%, 10/01/37	221	217,524
HSBC Holdings PLC
5.10%, 04/05/21	100	108,093
6.50%, 05/02/36	102	110,082
J.P. Morgan Chase & Co.
4.25%, 10/15/20	200	206,143
4.35%, 08/15/21	100	103,706
4.40%, 07/22/20	100	104,070
5.38%, 10/01/12	103	105,854
5.60%, 07/15/41	75	81,508
5.75%, 01/02/13	103	107,039
KfW
1.50%, 04/04/14	200	203,636
2.75%, 09/08/20	300	310,884
5.13%, 03/14/16	605	701,017
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	202	235,108
Lloyds TSB Bank PLC
6.38%, 01/21/21	100	106,602
Morgan Stanley
5.50%, 07/24/20	300	293,522
5.75%, 10/18/16	355	370,690
5.75%, 01/25/21	100	98,438
6.00%, 04/28/15	187	196,725
National City Corp.
4.90%, 01/15/15	170	185,075
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	250	255,511
Rabobank Nederland
3.88%, 02/08/22	150	148,741
Royal Bank of Canada
2.30%, 07/20/16	100	102,202
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	100	102,005
6.13%, 01/11/21	100	106,655
SunTrust Banks Inc.
5.25%, 11/05/12	94	96,582

Security	Principal (000s)	Value

UBS AG Stamford
5.88%, 12/20/17	$250	$275,052
US Bank N.A.
4.80%, 04/15/15	184	200,849
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	255	294,089
Wells Fargo & Co.
3.75%, 10/01/14	200	212,919
5.63%, 12/11/17	200	231,373
Westpac Banking Corp.
4.20%, 02/27/15	125	132,113

		9,538,089
BEVERAGES — 0.66%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15[a]	190	206,646
8.20%, 01/15/39	75	117,508
Coca-Cola Co. (The)
3.30%, 09/01/21	150	159,728
Diageo Capital PLC
5.88%, 09/30/36	81	101,226
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	51,999
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	101	139,172
PepsiCo Inc.
7.90%, 11/01/18	90	122,474

		898,753
BIOTECHNOLOGY — 0.20%
Amgen Inc.
5.15%, 11/15/41	100	104,190
5.70%, 02/01/19	140	162,237

		266,427
BUILDING MATERIALS — 0.15%
CRH America Inc.
5.30%, 10/15/13	202	210,266

		210,266

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CHEMICALS — 0.50%
Dow Chemical Co. (The)
4.25%, 11/15/20[a]	$100	$106,916
6.00%, 10/01/12	54	55,596
E.I. du Pont de Nemours and Co.
4.25%, 04/01/21	50	57,386
5.25%, 12/15/16	81	95,083
Eastman Chemical Co.
3.00%, 12/15/15	50	51,682
Ecolab Inc.
3.00%, 12/08/16	100	105,573
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	50	53,784
PPG Industries Inc.
3.60%, 11/15/20	50	52,565
Praxair Inc.
2.45%, 02/15/22	100	99,754

		678,339
COMMERCIAL SERVICES — 0.09%
Western Union Co. (The)
5.25%, 04/01/20	108	120,198

		120,198
COMPUTERS — 0.44%
Dell Inc.
4.63%, 04/01/21[a]	100	111,756
Hewlett-Packard Co.
4.75%, 06/02/14[a]	175	187,134
6.00%, 09/15/41	50	57,666
International Business Machines Corp.
2.90%, 11/01/21[a]	125	129,509
5.70%, 09/14/17	100	121,191

		607,256
COSMETICS & PERSONAL CARE — 0.12%
Procter & Gamble Co. (The)
1.80%, 11/15/15	100	103,563
5.55%, 03/05/37	51	65,707

		169,270

Security	Principal (000s)	Value

DISTRIBUTION & WHOLESALE — 0.08%
Arrow Electronics Inc.
5.13%, 03/01/21	$50	$51,627
Ingram Micro Inc.
5.25%, 09/01/17	50	53,120

		104,747
DIVERSIFIED FINANCIAL SERVICES — 2.41%
American Express Co.
6.80%, 09/01/16[b]	81	82,823
8.15%, 03/19/38	103	152,340
Associates Corp. of North America
6.95%, 11/01/18	103	116,906
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	202	224,107
Capital One Bank (USA) N.A.
8.80%, 07/15/19	250	304,886
Credit Suisse (USA) Inc.
5.38%, 03/02/16[a]	142	153,929
General Electric Capital Corp.
5.63%, 09/15/17	203	233,628
5.88%, 01/14/38	132	146,988
6.75%, 03/15/32	208	251,323
General Electric Capital Corp. Series A
3.75%, 11/14/14	250	267,227
HSBC Finance Corp.
6.68%, 01/15/21	157	165,554
J.P. Morgan Chase Capital XXV
6.80%, 10/01/37	100	100,500
Jefferies Group Inc.
8.50%, 07/15/19	87	92,655
John Deere Capital Corp.
3.90%, 07/12/21	75	82,872
7.00%, 03/15/12	102	102,247
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	100	93,684
6.40%, 08/28/17	178	189,611

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	$135	$135,000
Nomura Holdings Inc.
4.13%, 01/19/16	100	100,528
SLM Corp.
5.38%, 05/15/14	132	136,620
7.25%, 01/25/22	50	52,125
Toyota Motor Credit Corp.
3.40%, 09/15/21	100	103,735

		3,289,288
ELECTRIC — 2.21%
Alabama Power Co.
4.10%, 01/15/42	100	101,191
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	100	122,480
Constellation Energy Group Inc.
4.55%, 06/15/15	92	99,669
Detroit Edison Co. (The)
3.45%, 10/01/20	50	52,355
Dominion Resources Inc.
4.45%, 03/15/21	100	111,590
4.90%, 08/01/41	50	55,149
5.15%, 07/15/15	143	160,744
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	68,286
Duke Energy Ohio Inc.
5.45%, 04/01/19	100	119,556
Entergy Arkansas Inc.
3.75%, 02/15/21	100	101,308
Exelon Corp.
4.90%, 06/15/15	102	111,806
Exelon Generation Co. LLC
4.00%, 10/01/20	100	104,600
5.35%, 01/15/14	152	163,192
FirstEnergy Solutions Corp.
6.80%, 08/15/39	100	117,022
Florida Power & Light Co.
5.95%, 02/01/38	94	123,205

Security	Principal (000s)	Value

Florida Power Corp.
6.40%, 06/15/38	$75	$99,209
Indiana Michigan Power Co.
7.00%, 03/15/19	134	167,032
Kentucky Utilities Co.
5.13%, 11/01/40	50	58,303
LG&E and KU Energy LLC
2.13%, 11/15/15	50	50,451
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	102	125,683
Oncor Electric Delivery Co.
7.00%, 09/01/22	101	126,497
Pacific Gas & Electric Co.
4.80%, 03/01/14	112	120,748
6.05%, 03/01/34	100	126,717
Progress Energy Inc.
4.40%, 01/15/21	100	110,603
PSEG Power LLC
8.63%, 04/15/31	61	88,204
Southern California Edison Co.
6.00%, 01/15/34	92	118,637
Southern Power Co.
5.15%, 09/15/41	50	53,733
Xcel Energy Inc.
6.50%, 07/01/36	125	159,963

		3,017,933
ELECTRICAL COMPONENTS & EQUIPMENT — 0.09%
Emerson Electric Co.
4.25%, 11/15/20[a]	110	122,442

		122,442
ELECTRONICS — 0.13%
Honeywell International Inc.
5.00%, 02/15/19	110	130,325
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	50	53,397

		183,722
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
5.50%, 09/15/19	75	86,593

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Waste Management Inc.
7.00%, 07/15/28	$41	$53,452

		140,045
FOOD — 0.84%
Campbell Soup Co.
3.05%, 07/15/17	50	53,648
General Mills Inc.
3.15%, 12/15/21	100	101,875
H.J. Heinz Co.
2.85%, 03/01/22	100	100,452
Hershey Co. (The)
4.13%, 12/01/20	50	55,609
Kellogg Co.
4.15%, 11/15/19[a]	130	140,884
Kraft Foods Inc.
6.13%, 02/01/18	200	239,326
6.50%, 02/09/40	125	160,704
Kroger Co. (The)
5.50%, 02/01/13	101	105,419
Safeway Inc.
3.95%, 08/15/20[a]	50	50,799
Unilever Capital Corp.
5.90%, 11/15/32	102	132,839

		1,141,555
FOREST PRODUCTS & PAPER — 0.14%
Georgia-Pacific LLC
8.00%, 01/15/24	50	64,465
International Paper Co.
7.30%, 11/15/39	100	130,085

		194,550
GAS — 0.05%
Sempra Energy
6.00%, 10/15/39	55	68,669

		68,669
HEALTH CARE — PRODUCTS — 0.04%
St. Jude Medical Inc.
2.50%, 01/15/16	50	51,349

		51,349

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 0.46%
Aetna Inc.
6.75%, 12/15/37	$100	$130,790
Cigna Corp.
4.38%, 12/15/20	50	52,595
Humana Inc.
7.20%, 06/15/18	25	30,139
UnitedHealth Group Inc.
5.38%, 03/15/16	140	161,922
5.80%, 03/15/36	51	62,123
WellPoint Inc.
5.25%, 01/15/16	120	135,532
5.85%, 01/15/36	50	60,386

		633,487
HOLDING COMPANIES — DIVERSIFIED — 0.15%
Encana Holdings Finance Corp.
5.80%, 05/01/14	190	206,698

		206,698
HOUSEHOLD PRODUCTS & WARES — 0.09%
Kimberly-Clark Corp.
6.13%, 08/01/17	103	126,035

		126,035
INSURANCE — 1.38%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	103,893
Aflac Inc.
3.45%, 08/15/15[a]	50	52,372
Allstate Corp. (The)
5.55%, 05/09/35	132	149,127
American International Group Inc.
5.45%, 05/18/17[a]	170	180,044
8.18%, 05/15/38[b]	100	105,000
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	122	135,553
Chubb Corp. (The)
5.75%, 05/15/18[a]	150	179,994
CNA Financial Corp.
5.88%, 08/15/20	25	26,889
Hartford Financial Services Group Inc.
5.50%, 03/30/20	75	78,337

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Lincoln National Corp.
8.75%, 07/01/19	$50	$64,125
MetLife Inc.
4.75%, 02/08/21	100	110,913
5.00%, 06/15/15	254	281,800
6.40%, 12/15/36	25	24,750
Prudential Financial Inc.
5.70%, 12/14/36	101	109,003
Prudential Financial Inc. Series D
4.75%, 09/17/15	100	108,571
Travelers Companies Inc. (The)
5.80%, 05/15/18	150	181,392

		1,891,763
IRON & STEEL — 0.16%
ArcelorMittal SA
6.25%, 02/25/22	50	51,390
9.85%, 06/01/19	100	120,210
Cliffs Natural Resources Inc.
4.88%, 04/01/21	50	52,999

		224,599
MACHINERY — 0.20%
Caterpillar Inc.
5.20%, 05/27/41	25	30,236
5.70%, 08/15/16[a]	204	239,102

		269,338
MANUFACTURING — 0.31%
General Electric Co.
5.00%, 02/01/13	254	264,313
Tyco International Ltd.
6.88%, 01/15/21	125	156,088

		420,401
MEDIA — 1.64%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	143	154,305
Comcast Corp.
6.45%, 03/15/37	132	163,516
6.95%, 08/15/37	100	130,496

Security	Principal (000s)	Value

DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.00%, 03/01/21	$100	$111,268
6.00%, 08/15/40	50	57,039
7.63%, 05/15/16	100	105,000
NBCUniversal Media LLC
4.38%, 04/01/21	100	109,544
News America Inc.
5.30%, 12/15/14[a]	183	203,233
6.15%, 02/15/41	125	147,277
Time Warner Cable Inc.
6.55%, 05/01/37	81	96,490
6.75%, 06/15/39	75	92,082
7.50%, 04/01/14	140	157,463
8.25%, 04/01/19	75	97,023
Time Warner Inc.
7.70%, 05/01/32	202	266,712
Viacom Inc.
4.50%, 03/01/21	100	109,868
7.88%, 07/30/30	57	75,899
Walt Disney Co. (The)
6.38%, 03/01/12	158	158,000

		2,235,215
MINING — 1.12%
Alcoa Inc.
5.55%, 02/01/17[a]	61	67,251
5.95%, 02/01/37	61	59,979
Barrick North America Finance LLC
4.40%, 05/30/21	100	109,722
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	193	202,268
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	155	163,137
Newmont Mining Corp.
6.25%, 10/01/39	50	61,722
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50	51,078
5.20%, 11/02/40	25	29,001
9.00%, 05/01/19	88	120,940

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Southern Copper Corp.
6.75%, 04/16/40	$25	$27,238
Teck Resources Ltd.
3.85%, 08/15/17	150	160,062
4.50%, 01/15/21	100	107,347
Vale Overseas Ltd.
4.63%, 09/15/20[a]	100	106,885
6.25%, 01/23/17	152	175,778
6.88%, 11/21/36	75	92,229

		1,534,637
MULTI-NATIONAL — 2.06%
Asian Development Bank
2.75%, 05/21/14	309	324,889
European Investment Bank
1.88%, 06/17/13	350	355,261
2.13%, 07/15/16	250	258,231
4.00%, 02/16/21	200	223,361
4.63%, 05/15/14	605	652,432
Inter-American Development Bank
5.13%, 09/13/16	203	240,597
International Bank for Reconstruction and Development
1.00%, 09/15/16	250	251,323
2.13%, 03/15/16	250	263,207
International Finance Corp.
1.13%, 11/23/16	250	252,526

		2,821,827
OFFICE & BUSINESS EQUIPMENT — 0.22%
Xerox Corp.
4.25%, 02/15/15	150	159,542
5.63%, 12/15/19	125	137,349

		296,891
OIL & GAS — 2.31%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202	233,360
6.20%, 03/15/40	50	60,016
Apache Corp.
5.25%, 04/15/13	101	106,241
BP Capital Markets PLC
3.13%, 10/01/15	50	53,417
3.88%, 03/10/15	150	162,483

Security	Principal (000s)	Value

Canadian Natural Resources Ltd.
6.25%, 03/15/38	$61	$78,266
ConocoPhillips Holding Co.
6.95%, 04/15/29	204	283,352
Devon Energy Corp.
7.95%, 04/15/32	57	82,066
EOG Resources Inc.
4.10%, 02/01/21	100	110,377
Hess Corp.
7.13%, 03/15/33	51	67,158
Husky Energy Inc.
7.25%, 12/15/19	50	62,691
Marathon Oil Corp.
6.00%, 10/01/17	48	56,223
Marathon Petroleum Corp.
5.13%, 03/01/21	50	54,700
Nexen Inc.
6.20%, 07/30/19	50	59,113
6.40%, 05/15/37	75	86,040
7.50%, 07/30/39	50	63,978
NuStar Logistics LP
4.80%, 09/01/20	25	25,832
Pemex Project Funding Master Trust
5.75%, 03/01/18	100	111,750
6.63%, 06/15/35	102	116,025
Petrobras International Finance Co.
5.75%, 01/20/20	234	256,513
Shell International Finance BV
3.10%, 06/28/15	100	107,457
6.38%, 12/15/38	100	139,837
Statoil ASA
5.25%, 04/15/19	100	118,713
Suncor Energy Inc.
6.10%, 06/01/18	150	183,041
Talisman Energy Inc.
3.75%, 02/01/21	50	50,347
Total Capital SA
4.13%, 01/28/21 [a]	100	111,400
Transocean Inc.
6.00%, 03/15/18	125	140,603
6.50%, 11/15/20	100	116,002

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Valero Energy Corp.
7.50%, 04/15/32	$51	$62,386

		3,159,387
OIL & GAS SERVICES — 0.23%
Baker Hughes Inc.
3.20%, 08/15/21[c]	50	51,534
Halliburton Co.
4.50%, 11/15/41	50	52,697
Weatherford International Ltd.
9.63%, 03/01/19	150	202,957

		307,188
PHARMACEUTICALS — 1.61%
Abbott Laboratories
5.30%, 05/27/40	50	60,160
5.88%, 05/15/16	101	119,732
AmerisourceBergen Corp.
5.88%, 09/15/15	101	116,849
Aristotle Holding Inc.
4.75%, 11/15/21[c]	100	106,994
AstraZeneca PLC
5.40%, 09/15/12	132	135,521
6.45%, 09/15/37	50	67,414
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	58,154
Eli Lilly and Co.
5.55%, 03/15/37	81	98,829
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	158	193,292
Johnson & Johnson
5.55%, 08/15/17	90	109,679
McKesson Corp.
5.70%, 03/01/17	61	72,084
Medco Health Solutions Inc.
2.75%, 09/15/15[a]	50	51,066
Merck & Co. Inc.
4.75%, 03/01/15	90	100,598
5.85%, 06/30/39	50	65,984
Novartis Securities Investment Ltd.
5.13%, 02/10/19	100	118,890
Pfizer Inc.
7.20%, 03/15/39	80	120,283

Security	Principal (000s)	Value

Sanofi
1.20%, 09/30/14	$50	$50,699
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	200	216,878
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101	127,315
Wyeth
5.50%, 02/01/14	193	210,401

		2,200,822
PIPELINES — 0.95%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	25	26,543
Duke Capital LLC
6.25%, 02/15/13	152	159,416
Energy Transfer Partners LP
4.65%, 06/01/21	100	103,975
6.50%, 02/01/42	50	55,083
Enterprise Products Operating LLC
5.70%, 02/15/42	50	56,841
Enterprise Products Operating LP Series G
5.60%, 10/15/14[a]	142	157,678
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	92	105,341
Magellan Midstream Partners LP
4.25%, 02/01/21	100	104,701
ONEOK Inc.
6.00%, 06/15/35	61	65,551
Plains All American Pipeline LP
3.95%, 09/15/15	100	105,153
TransCanada PipeLines Ltd.
7.13%, 01/15/19	114	146,286
7.63%, 01/15/39	75	109,771
Williams Partners LP
5.25%, 03/15/20	84	94,674

		1,291,013
REAL ESTATE INVESTMENT TRUSTS — 0.58%
American Tower Corp.
5.05%, 09/01/20	50	52,004

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Boston Properties LP
4.13%, 05/15/21	$150	$156,982
ERP Operating LP
5.25%, 09/15/14	84	90,394
HCP Inc.
6.70%, 01/30/18	134	155,745
Simon Property Group LP
4.38%, 03/01/21	150	164,576
5.65%, 02/01/20	150	176,920

		796,621
RETAIL — 1.21%
Costco Wholesale Corp.
5.50%, 03/15/17	81	97,427
CVS Caremark Corp.
4.75%, 05/18/20	25	28,697
5.75%, 06/01/17	125	149,101
6.13%, 08/15/16	61	72,460
Home Depot Inc. (The)
5.40%, 03/01/16	102	118,570
5.88%, 12/16/36	63	78,807
Lowe’s Companies Inc.
3.80%, 11/15/21	150	162,961
6.88%, 02/15/28	25	32,958
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	59,108
McDonald’s Corp.
5.35%, 03/01/18	130	156,745
Target Corp.
7.00%, 01/15/38	103	146,549
Wal-Mart Stores Inc.
4.55%, 05/01/13	262	274,728
5.00%, 10/25/40	100	116,374
5.63%, 04/15/41	75	95,379
6.50%, 08/15/37	50	68,547

		1,658,411
SEMICONDUCTORS — 0.08%
Intel Corp.
1.95%, 10/01/16	100	103,671

		103,671

Security	Principal (000s)	Value

SOFTWARE — 0.35%
Microsoft Corp.
1.63%, 09/25/15	$150	$154,763
4.50%, 10/01/40	50	55,501
Oracle Corp.
5.25%, 01/15/16	132	152,297
5.38%, 07/15/40	100	120,672

		483,233
TELECOMMUNICATIONS — 2.27%
America Movil SAB de CV
5.00%, 03/30/20	150	170,140
6.13%, 03/30/40	100	121,715
AT&T Inc.
2.95%, 05/15/16	75	79,334
3.88%, 08/15/21	50	53,801
6.55%, 02/15/39	150	189,969
BellSouth Corp.
6.00%, 11/15/34	202	226,828
British Telecom PLC
9.63%, 12/15/30	31	46,674
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	160	174,096
Cisco Systems Inc.
4.45%, 01/15/20	130	150,242
5.50%, 02/22/16	101	117,912
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61	86,984
Embarq Corp.
7.08%, 06/01/16	177	196,463
France Telecom SA
8.50%, 03/01/31	77	112,490
Juniper Networks Inc.
4.60%, 03/15/21	200	215,667
Qwest Corp.
6.75%, 12/01/21	100	113,535
6.88%, 09/15/33	31	30,467
Rogers Wireless Inc.
6.38%, 03/01/14	61	67,344

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Telecom Italia Capital SA
5.25%, 10/01/15	$160	$161,200
Telefonica Emisiones SAU
3.99%, 02/16/16	100	100,421
Telefonica Europe BV
8.25%, 09/15/30	77	88,833
Verizon Communications Inc.
5.55%, 02/15/16[a]	132	152,314
7.35%, 04/01/39	184	251,855
Vodafone Group PLC
5.75%, 03/15/16	162	188,359

		3,096,643
TRANSPORTATION — 0.43%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	102	126,995
Canadian National Railway Co.
2.85%, 12/15/21	50	50,519
CSX Corp.
4.25%, 06/01/21	50	54,685
6.22%, 04/30/40	25	30,985
Norfolk Southern Corp.
4.84%, 10/01/41[c]	57	61,285
Union Pacific Corp.
5.78%, 07/15/40	80	98,374
United Parcel Service Inc.
4.50%, 01/15/13	160	165,786

		588,629

TOTAL CORPORATE BONDS & NOTES
(Cost: $42,776,791)		46,798,295

FOREIGN GOVERNMENT BONDS & NOTES[d] — 2.84%

BRAZIL — 0.63%
Brazil (Federative Republic of)
4.88%, 01/22/21	200	225,700
6.00%, 01/17/17	150	177,375
7.13%, 01/20/37	100	138,000
8.00%, 01/15/18	272	326,264

		867,339

Security	Principal (000s)	Value

CANADA — 0.81%
Export Development Canada
3.13%, 04/24/14	$204	$216,097
Hydro-Quebec
2.00%, 06/30/16	150	155,127
Nova Scotia (Province of)
2.38%, 07/21/15	100	105,056
Ontario (Province of)
2.30%, 05/10/16	150	156,435
4.95%, 11/28/16	160	186,268
Quebec (Province of)
5.00%, 03/01/16	122	140,733
7.50%, 09/15/29	102	154,621

		1,114,337
COLOMBIA — 0.14%
Colombia (Republic of)
7.38%, 03/18/19	150	192,375

		192,375
ITALY — 0.27%
Italy (Republic of)
4.50%, 01/21/15	260	265,250
5.38%, 06/12/17	100	101,758

		367,008
JAPAN — 0.08%
Japan Finance Corp.
2.50%, 01/21/16	100	104,820

		104,820
MEXICO — 0.35%
United Mexican States
6.38%, 01/16/13	193	201,203
7.50%, 04/08/33[a]	204	284,886

		486,089
PANAMA — 0.22%
Panama (Republic of)
5.20%, 01/30/20[a]	150	171,750
6.70%, 01/26/36	100	129,000

		300,750
PERU — 0.19%
Peru (Republic of)
7.13%, 03/30/19	200	254,500

		254,500

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

POLAND — 0.15%
Poland (Republic of)
6.38%, 07/15/19	$170	$199,325

		199,325

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $3,636,093)		3,886,543
MUNICIPAL DEBT OBLIGATIONS — 1.15%

CALIFORNIA — 0.52%
Bay Area Toll Authority RB Highway Revenue Tolls BAB Series S1
7.04%, 04/01/41	100	137,822
Los Angeles Community College District GO BAB
6.75%, 08/01/42	100	139,133
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/41	50	68,010
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	80	97,101
State of California GO BAB
7.30%, 10/01/39	215	274,536

		716,602
GEORGIA — 0.07%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M, Series 2010A
6.66%, 04/01/18	80	91,602

		91,602
ILLINOIS — 0.16%
State of Illinois GO
5.10%, 06/01/33	235	223,504

		223,504

Security	Principal (000s)	Value

MASSACHUSETTS — 0.06%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	$75	$80,240

		80,240
NEW YORK — 0.16%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	60	85,258
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	100	126,885

		212,143
OHIO — 0.18%
American Municipal Power Inc. RB Electric Power & Light Revenues BAB Series E
6.27%, 02/15/21	50	56,250
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	170	191,185

		247,435

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,309,668)		1,571,526

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.65%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.39%
Federal Home Loan Banks
0.38%, 01/29/14	1,000	1,000,210
5.50%, 08/13/14	600	674,389
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13	1,794	1,860,940
4.50%, 01/15/15[a]	1,210	1,347,511
4.88%, 06/13/18	704	846,919
5.13%, 07/15/12[a]	340	346,460

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Federal National Mortgage Association
0.50%, 08/09/13	$500	$501,404
1.25%, 06/22/12	1,207	1,211,203
1.25%, 01/30/17[a]	300	302,297
5.00%, 04/15/15[a]	1,540	1,751,322
5.38%, 06/12/17[a]	450	545,701
6.63%, 11/15/30	740	1,085,028

		11,473,384

U.S. GOVERNMENT OBLIGATIONS — 52.26%
U.S. Treasury Bonds
3.13%, 11/15/41[a]	750	756,390
3.75%, 08/15/41[a]	500	567,410
3.88%, 08/15/40	750	869,677
4.25%, 11/15/40	730	900,769
4.38%, 05/15/41	250	314,900
4.50%, 08/15/39[a]	2,568	3,289,788
4.75%, 02/15/41[a]	1,080	1,440,666
7.63%, 02/15/25[a]	2,400	3,834,120
U.S. Treasury Notes
0.13%, 12/31/13	800	797,488
0.25%, 12/15/14	1,800	1,792,116
0.38%, 11/15/14[a]	1,850	1,848,631
0.50%, 05/31/13[a]	1,500	1,505,055
0.63%, 04/30/13	2,800	2,813,104
0.88%, 12/31/16	1,000	1,001,640
1.00%, 01/15/14	1,000	1,013,010
1.00%, 09/30/16	150	151,452
1.25%, 03/15/14	2,550	2,598,476
1.25%, 04/15/14	2,800	2,854,180
1.38%, 09/15/12[a]	1,785	1,796,567
1.38%, 05/15/13[a]	820	831,283
2.00%, 04/30/16[a]	3,300	3,476,715
2.00%, 11/15/21	1,650	1,658,168
2.13%, 02/29/16[a]	2,800	2,962,848
2.38%, 07/31/17	3,080	3,305,857
2.38%, 05/31/18	1,000	1,070,880
2.50%, 04/30/15	2,417	2,570,237
3.13%, 05/15/21	600	666,126
3.25%, 03/31/17	302	337,237
3.63%, 08/15/19[a]	6,360	7,331,044
3.63%, 02/15/21[a]	390	450,060

Security	Principal (000s) or Shares	Value

4.63%, 11/15/16	$6,676	$7,848,239
4.75%, 05/15/14[a]	6,100	6,692,066
8.13%, 08/15/19[a]	1,410	2,083,458

		71,429,657

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $77,437,762)		82,903,041

SHORT-TERM INVESTMENTS — 22.92%

MONEY MARKET FUNDS — 22.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[e,f,g]	28,249,760	28,249,760
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[e,f,g]	2,581,353	2,581,353
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	499,991	499,991

		31,331,104

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,331,104)		31,331,104

TOTAL INVESTMENTS IN SECURITIES — 121.80%
(Cost: $156,491,418)		166,490,509
Other Assets, Less Liabilities — (21.80)%		(29,802,198)

NET ASSETS — 100.00%		$136,688,311

BAB — Build America Bonds

GO — General Obligation

GOL — General Obligation Limited

RB — Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 5.
b	Variable rates shown are as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® 10+ YEAR GO VERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 40.61%

AEROSPACE & DEFENSE — 0.71%
Boeing Co. (The)
6.88%, 03/15/39	$25	$36,634
Lockheed Martin Corp.
6.15%, 09/01/36	25	30,734
Northrop Grumman Systems Corp.
7.75%, 02/15/31	20	28,349
United Technologies Corp.
5.70%, 04/15/40	25	32,124
6.13%, 07/15/38	35	46,478

		174,319
AGRICULTURE — 0.53%
Altria Group Inc.
10.20%, 02/06/39	30	47,802
Archer-Daniels-Midland Co.
5.38%, 09/15/35	50	58,052
Philip Morris International Inc.
6.38%, 05/16/38	18	23,794

		129,648
BANKS — 2.75%
Barclays Bank PLC
6.86%, 06/15/32[a,b]	60	54,000
Capital One Capital VI
8.88%, 05/15/40	25	25,836
Citigroup Inc.
6.88%, 03/05/38	92	107,936
8.13%, 07/15/39	75	97,986
Goldman Sachs Group Inc. (The)
6.45%, 05/01/36	50	48,323
6.75%, 10/01/37	55	55,116
HSBC Holdings PLC
6.50%, 09/15/37	100	110,230
KfW
0.00%, 06/29/37	32	13,000
Morgan Stanley
5.00%, 08/31/25[c]	25	24,877
7.25%, 04/01/32	25	27,829
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	25	30,426

Security	Principal (000s)	Value

Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	$75	$77,691

		673,250
BEVERAGES — 0.56%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39	48	75,395
Diageo Capital PLC
5.88%, 09/30/36	25	31,015
PepsiCo Inc.
5.50%, 01/15/40	25	31,059

		137,469
BIOTECHNOLOGY — 0.34%
Amgen Inc.
5.15%, 11/15/41	25	26,163
5.65%, 06/15/42	25	27,975
6.40%, 02/01/39	25	29,885

		84,023
CHEMICALS — 0.16%
Dow Chemical Co. (The)
9.40%, 05/15/39	25	40,127

		40,127
COMMERCIAL SERVICES — 0.24%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	52	59,669

		59,669
COMPUTERS — 0.38%
Hewlett-Packard Co.
6.00%, 09/15/41	25	28,956
International Business Machines Corp.
5.60%, 11/30/39	50	64,205

		93,161
COSMETICS & PERSONAL CARE — 0.17%
Procter & Gamble Co. (The)
5.55%, 03/05/37	33	42,697

		42,697
DIVERSIFIED FINANCIAL SERVICES — 3.44%
American Express Co.
8.15%, 03/19/38	25	37,017

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Credit Suisse (USA) Inc.
7.13%, 07/15/32	$25	$30,847
General Electric Capital Corp.
5.88%, 01/14/38	10	11,180
6.75%, 03/15/32	156	189,572
General Electric Capital Corp. Series A
6.15%, 08/07/37	25	28,205
Goldman Sachs Capital I
6.35%, 02/15/34	68	63,675
J.P. Morgan Chase Capital XXV
6.80%, 10/01/37	169	170,690
Jefferies Group Inc.
6.88%, 04/15/21	15	14,775
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	125	135,180
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	25	35,486
Siemens Financieringsmat
6.13%, 08/17/26[a]	100	124,563

		841,190
ELECTRIC — 4.97%
Alabama Power Co.
6.00%, 03/01/39	25	32,311
Appalachian Power Co.
Series Q
7.00%, 04/01/38	25	33,906
Consolidated Edison Co. of New York Inc.
6.75%, 04/01/38	25	35,133
Duke Energy Carolinas LLC
6.10%, 06/01/37	58	73,641
Exelon Generation Co. LLC
6.25%, 10/01/39	25	30,588
FirstEnergy Corp.
7.38%, 11/15/31	54	68,895
Florida Power & Light Co.
5.95%, 02/01/38	50	65,811
Massachusetts Electric Co.
5.90%, 11/15/39[a]	25	30,363

Security	Principal (000s)	Value

MidAmerican Energy Holdings Co.
6.13%, 04/01/36	$171	$212,112
Oncor Electric Delivery Co.
7.00%, 09/01/22	25	31,676
Pacific Gas & Electric Co.
5.80%, 03/01/37	25	30,788
6.05%, 03/01/34	56	70,199
Progress Energy Inc.
7.75%, 03/01/31	58	80,677
PSEG Power LLC
8.63%, 04/15/31	50	74,302
Public Service Co. of Colorado
6.25%, 09/01/37	48	64,578
Puget Sound Energy Inc.
5.80%, 03/15/40	25	30,903
San Diego Gas & Electric Co.
6.13%, 09/15/37	54	71,392
Southern California Edison Co.
5.50%, 03/15/40	35	43,923
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	25	32,906
Virginia Electric and Power Co.
8.88%, 11/15/38	60	99,434

		1,213,538
ELECTRONICS — 0.13%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	25	32,164

		32,164
ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.
6.20%, 03/01/40	25	31,344
Waste Management Inc.
7.00%, 07/15/28	25	31,904

		63,248
FOOD — 1.23%
ConAgra Foods Inc.
8.25%, 09/15/30	25	32,640
Delhaize Group SA
5.70%, 10/01/40	25	23,551

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	$25	$32,960
Kellogg Co. Series B
7.45%, 04/01/31	20	27,055
Kraft Foods Inc.
6.50%, 02/09/40	30	39,013
6.88%, 02/01/38	44	58,392
Kroger Co. (The)
5.40%, 07/15/40	20	21,907
6.90%, 04/15/38	25	32,091
Unilever Capital Corp.
5.90%, 11/15/32	25	32,466

		300,075
FOREST PRODUCTS & PAPER — 0.26%
Georgia-Pacific LLC
7.75%, 11/15/29	25	31,732
International Paper Co.
7.30%, 11/15/39	25	32,163

		63,895
HEALTH CARE–SERVICES — 0.89%
Aetna Inc.
6.63%, 06/15/36	50	64,085
Roche Holdings Inc.
7.00%, 03/01/39[a]	32	45,640
UnitedHealth Group Inc.
6.88%, 02/15/38	50	68,625
WellPoint Inc.
6.38%, 06/15/37	30	38,267

		216,617
INSURANCE — 2.50%
Allstate Corp. (The)
6.90%, 05/15/38	48	61,634
American International Group Inc.
6.25%, 05/01/36	20	21,619
8.18%, 05/15/38[b]	50	52,937
AXA SA
8.60%, 12/15/30	25	26,739
Chubb Corp. (The)
6.00%, 05/11/37	35	44,020

Security	Principal (000s)	Value

Liberty Mutual Group Inc.
6.50%, 03/15/35[a]	$25	$26,285
Lincoln National Corp.
7.00%, 06/15/40	20	23,685
MetLife Inc.
5.70%, 06/15/35	33	39,036
6.40%, 12/15/36	35	34,557
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	25	32,078
New York Life Insurance Co.
6.75%, 11/15/39[a]	25	32,975
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40[a]	25	30,906
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	50	66,399
Prudential Financial Inc.
5.70%, 12/14/36	50	53,952
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	25	32,667
Travelers Companies Inc. (The)
6.25%, 06/15/37	25	32,092

		611,581
IRON & STEEL — 0.10%
ArcelorMittal SA
7.00%, 10/15/39	25	24,688

		24,688
MACHINERY — 0.47%
Caterpillar Inc.
6.05%, 08/15/36	64	83,363
Deere & Co.
5.38%, 10/16/29	25	30,706

		114,069
MEDIA — 3.09%
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	100	147,886
Comcast Corp.
6.95%, 08/15/37	50	66,034
COX Communications Inc.
8.38%, 03/01/39[a]	25	35,356

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40	$25	$28,680
Grupo Televisa SAB
6.63%, 01/15/40	35	41,240
News America Inc.
6.65%, 11/15/37	70	85,296
6.90%, 08/15/39	25	31,038
Time Warner Cable Inc.
6.75%, 06/15/39	35	43,622
Time Warner Entertainment Co.
8.38%, 07/15/33	54	70,803
Time Warner Inc.
6.20%, 03/15/40	25	29,701
7.63%, 04/15/31	82	109,986
Viacom Inc.
6.88%, 04/30/36	25	32,618
7.88%, 07/30/30	25	33,282

		755,542
MINING — 1.25%
Alcoa Inc.
5.95%, 02/01/37	25	24,736
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	35	41,713
Newmont Mining Corp.
6.25%, 10/01/39	25	30,855
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	25	33,832
Southern Copper Corp.
6.75%, 04/16/40	35	38,128
Teck Resources Ltd.
6.13%, 10/01/35	25	28,371
Vale Overseas Ltd.
6.88%, 11/21/36	15	18,394
6.88%, 11/10/39	50	61,597
Xstrata Canada Financial Corp.
6.00%, 11/15/41[a]	25	27,354

		304,980

Security	Principal (000s)	Value

MULTI-NATIONAL — 0.28%
International Bank for Reconstruction and Development
7.63%, 01/19/23	$46	$67,290

		67,290
OIL & GAS — 4.37%
Anadarko Petroleum Corp.
6.20%, 03/15/40	55	66,101
6.45%, 09/15/36	35	42,854
Apache Corp.
5.10%, 09/01/40	25	29,216
Canadian Natural Resources Ltd.
6.25%, 03/15/38	50	64,324
ConocoPhillips Holding Co.
6.95%, 04/15/29	108	147,492
Devon Financing Corp. ULC
7.88%, 09/30/31	44	63,316
Encana Corp.
6.50%, 02/01/38	25	28,122
Gazprom OAO
7.29%, 08/16/37[a]	100	111,375
Hess Corp.
5.60%, 02/15/41	25	29,057
7.30%, 08/15/31	50	66,203
Nexen Inc.
6.40%, 05/15/37	25	28,675
Noble Holding International Ltd.
6.20%, 08/01/40	20	23,174
Pemex Project Funding Master Trust
6.63%, 06/15/35	35	39,900
Petro-Canada
6.80%, 05/15/38	25	33,688
Petrobras International Finance Co.
5.75%, 01/20/20	25	27,500
Shell International Finance BV
6.38%, 12/15/38	40	56,005
Statoil ASA
6.50%, 12/01/28[a]	52	66,680
Suncor Energy Inc.
6.50%, 06/15/38	42	54,385

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

Transocean Inc.
6.80%, 03/15/38	$10	$11,692
Valero Energy Corp.
6.63%, 06/15/37	50	56,645
10.50%, 03/15/39	15	22,042

		1,068,446
OIL & GAS SERVICES — 0.17%
Halliburton Co.
7.45%, 09/15/39	29	42,535

		42,535
PACKAGING & CONTAINERS — 0.07%
Sonoco Products Co.
5.75%, 11/01/40	15	16,502

		16,502
PHARMACEUTICALS — 1.70%
Abbott Laboratories
6.15%, 11/30/37	25	32,708
AstraZeneca PLC
6.45%, 09/15/37	28	37,960
Bristol-Myers Squibb Co.
5.88%, 11/15/36	11	14,110
Eli Lilly and Co.
5.50%, 03/15/27	25	29,905
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	30	41,304
Johnson & Johnson
5.85%, 07/15/38	25	33,374
5.95%, 08/15/37	8	10,738
Merck & Co. Inc.
6.40%, 03/01/28	25	33,049
Pfizer Inc.
7.20%, 03/15/39	36	54,272
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	38	52,514
Wyeth
5.95%, 04/01/37	57	74,578

		414,512
PIPELINES — 1.41%
Enterprise Products Operating LLC
6.45%, 09/01/40	60	74,394

Security	Principal (000s)	Value

Kinder Morgan Energy Partners LP
6.95%, 01/15/38	$52	$61,670
ONEOK Partners LP
6.85%, 10/15/37	50	62,162
TransCanada PipeLines Ltd.
6.20%, 10/15/37	45	57,107
7.63%, 01/15/39	25	36,940
Williams Companies Inc. (The)
8.75%, 03/15/32	15	20,023
Williams Partners LP
6.30%, 04/15/40	25	31,286

		343,582

REAL ESTATE INVESTMENT TRUSTS — 0.14%
Simon Property Group LP
6.75%, 02/01/40	25	33,535

		33,535
RETAIL — 2.40%
CVS Caremark Corp.
6.13%, 09/15/39	25	31,228
CVS Pass-Through Trust
8.35%, 07/10/31[a]	48	60,908
Home Depot Inc. (The)
5.88%, 12/16/36	52	65,033
Lowe’s Companies Inc.
5.50%, 10/15/35	50	57,366
McDonald’s Corp.
6.30%, 03/01/38	25	34,583
Target Corp.
7.00%, 01/15/38	100	142,247
Wal-Mart Stores Inc.
6.20%, 04/15/38	50	65,937
6.50%, 08/15/37	68	92,540
7.55%, 02/15/30	25	36,772

		586,614
SOFTWARE — 0.62%
Microsoft Corp.
5.20%, 06/01/39	15	18,596
5.30%, 02/08/41	25	31,794
Oracle Corp.
5.38%, 07/15/40	50	60,800

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.50%, 04/15/38	$30	$40,109

		151,299
TELECOMMUNICATIONS — 3.82%
America Movil SAB de CV
6.38%, 03/01/35	50	61,678
AT&T Inc.
6.30%, 01/15/38	171	211,336
6.55%, 02/15/39	75	95,640
British Telecom PLC
9.63%, 12/15/30	36	54,761
Cisco Systems Inc.
5.90%, 02/15/39	44	55,730
Deutsche Telekom International Finance BV
8.75%, 06/15/30	48	68,430
France Telecom SA
8.50%, 03/01/31	21	30,671
New Cingular Wireless Services Inc.
8.75%, 03/01/31	25	37,288
Qwest Corp.
6.88%, 09/15/33	25	25,000
Telecom Italia Capital SA
7.72%, 06/04/38	21	19,845
Telefonica Europe BV
8.25%, 09/15/30	32	36,728
Verizon Communications Inc.
6.40%, 02/15/38	30	37,588
7.75%, 12/01/30	118	166,156
Vodafone Group PLC
6.15%, 02/27/37	25	31,447

		932,298
TRANSPORTATION — 1.20%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40	35	42,441
Canadian National Railway Co.
6.38%, 11/15/37	40	52,966
CSX Corp.
6.22%, 04/30/40	35	43,691
Norfolk Southern Corp.
4.84%, 10/01/41[a]	60	65,553

Security	Principal (000s)	Value

Union Pacific Corp.
6.63%, 02/01/29	$30	$39,249
United Parcel Service Inc.
6.20%, 01/15/38	36	48,960

		292,860

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,599,075)		9,925,423

FOREIGN GOVERNMENT BONDS & NOTES[d] — 5.69%

BRAZIL — 1.45%
Brazil (Federative Republic of)
7.13%, 01/20/37	50	69,150
8.88%, 04/15/24	78	118,950
10.13%, 05/15/27	50	83,750
11.00%, 08/17/40	62	82,522

		354,372
CANADA — 0.94%
Hydro-Quebec
8.05%, 07/07/24	75	110,603
Quebec (Province of)
7.50%, 09/15/29	80	120,199

		230,802
COLOMBIA — 0.29%
Colombia (Republic of)
8.13%, 05/21/24	50	70,875

		70,875
ITALY — 0.25%
Italy (Republic of)
5.38%, 06/15/33	64	60,455

		60,455
MEXICO — 0.84%
United Mexican States
6.05%, 01/11/40	58	70,615
8.30%, 08/15/31	60	90,000
11.50%, 05/15/26	24	44,760

		205,375
PANAMA — 0.16%
Panama (Republic of)
6.70%, 01/26/36	30	39,090

		39,090

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

PERU — 0.52%
Peru (Republic of)
8.75%, 11/21/33	$82	$126,157

		126,157
RUSSIA — 1.24%
Russian Federation (The)
7.50%, 03/31/30[a,c]	180	214,084
12.75%, 06/24/28[a]	50	89,125

		303,209

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,256,685)		1,390,335

MUNICIPAL DEBT OBLIGATIONS — 5.44%

CALIFORNIA — 1.49%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/40	30	40,037
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	20	25,287
Los Angeles Community College District GO BAB
6.75%, 08/01/42	20	27,827
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	25	32,899
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	20	24,275
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	20	23,992
State of California GO BAB
7.50%, 04/01/34	50	64,470
7.55%, 04/01/39	95	125,779

		364,566

Security	Principal (000s)	Value

CONNECTICUT — 0.18%
State of Connecticut GO
Series A
5.85%, 03/15/32	$35	$43,690

		43,690
GEORGIA — 0.17%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project J, Series 2010A
6.64%, 04/01/18	25	28,981
Project M, Series 2010A
6.66%, 04/01/18	10	11,450

		40,431
ILLINOIS — 0.50%
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	25	30,089
State of Illinois GO
5.10%, 06/01/33	85	80,842
State of Illinois GO BAB
6.63%, 02/01/35	10	11,013

		121,944
MASSACHUSETTS — 0.09%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	20	21,397

		21,397
NEW JERSEY — 0.28%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	25	32,469
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	25	35,963

		68,432

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s)	Value

NEW YORK — 1.37%
City of New York GO BAB
5.21%, 10/01/31	$30	$33,537
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	30	42,629
Series E
6.81%, 11/15/40	25	32,493
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	30	38,066
5.95%, 06/15/42	50	66,361
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	100	121,088

		334,174
OHIO — 0.28%
American Municipal Power Inc. RB Electric Power & Light Revenues BAB
7.83%, 02/15/41	25	34,903
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	30	33,739

		68,642
PENNSYLVANIA — 0.23%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.56%, 12/01/46	50	56,834

		56,834
TEXAS — 0.85%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/35	50	66,250
State of Texas GO BAB
Series A
4.63%, 04/01/33	100	111,577

Security	Principal (000s)	Value

Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.18%, 04/01/30	$25	$30,260

		208,087

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,098,200)		1,328,197

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 46.88%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.32%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	112	161,482
6.75%, 03/15/31	13	19,312
Federal National Mortgage Association
5.63%, 07/15/37	74	101,778
6.63%, 11/15/30	57	83,537
7.25%, 05/15/30	182	280,575
Tennessee Valley Authority
7.13%, 05/01/30	110	165,804

		812,488
U.S. GOVERNMENT OBLIGATIONS — 43.56%
U.S. Treasury Bonds
3.13%, 11/15/41	175	176,449
3.13%, 02/15/42	120	120,900
3.50%, 02/15/39	590	642,086
3.75%, 08/15/41	305	346,080
3.88%, 08/15/40	790	915,783
4.25%, 05/15/39	440	542,231
4.25%, 11/15/40	520	641,469
4.38%, 02/15/38	105	131,676
4.38%, 11/15/39	265	333,030
4.38%, 05/15/40	570	716,864
4.38%, 05/15/41	450	566,719
4.50%, 02/15/36	65	82,651
4.50%, 05/15/38	60	76,716
4.50%, 08/15/39	100	128,094
4.63%, 02/15/40	110	143,705
4.75%, 02/15/37	372	490,865

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

February 29, 2012

Security	Principal (000s) or Shares	Value

4.75%, 02/15/41	$880	$1,173,700
5.00%, 05/15/37	55	75,144
5.25%, 11/15/28	144	194,535
5.25%, 02/15/29	138	186,796
5.38%, 02/15/31	143	199,262
5.50%, 08/15/28	30	41,512
6.00%, 02/15/26	35	49,711
6.13%, 11/15/27	65	94,819
6.13%, 08/15/29	235	348,755
6.25%, 08/15/23	345	489,631
6.25%, 05/15/30	202	305,809
6.38%, 08/15/27	158	235,173
6.50%, 11/15/26	100	149,250
6.63%, 02/15/27	30	45,380
6.75%, 08/15/26	25	38,008
6.88%, 08/15/25	119	180,806
7.13%, 02/15/23	50	75,023
7.25%, 08/15/22	278	417,434
7.50%, 11/15/24	30	47,334
7.63%, 11/15/22	125	193,066
7.63%, 02/15/25	30	47,906

		10,644,372

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $9,456,316)		11,456,860

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	168,051	168,051

		168,051

TOTAL SHORT-TERM INVESTMENTS
(Cost: $168,051)		168,051

TOTAL INVESTMENTS IN SECURITIES — 99.31%
(Cost: $20,578,327)		24,268,866
Other Assets, Less Liabilities — 0.69%		169,665

NET ASSETS — 100.00%		$24,438,531

BAB — Build America Bonds

GO — General Obligation

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

NPFGC — National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rates shown are as of report date.
[c]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS AGENCY BOND FUND

February 29, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 1.95%

BANKS — 0.36%
Citibank N.A. (FDIC Guaranteed)
1.75%, 12/28/12[a]	$1,278	$1,293,958

		1,293,958

DIVERSIFIED FINANCIAL SERVICES — 1.59%
Citigroup Funding Inc. (FDIC Guaranteed)
1.88%, 11/15/12	2,084	2,108,871
General Electric Capital Corp. (FDIC Guaranteed)
2.63%, 12/28/12	1,917	1,955,612
Private Export Funding Corp. (U.S. Government Guaranteed)
4.95%, 11/15/15	1,459	1,673,746

		5,738,229

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,949,125)		7,032,187

FOREIGN GOVERNMENT BONDS & NOTES[b] — 1.11%

ISRAEL — 1.11%
Israel (State of)
5.50%, 09/18/23	2,078	2,638,858
5.50%, 12/04/23	487	618,414
5.50%, 04/26/24	600	761,864

		4,019,136

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $3,726,635)		4,019,136

U.S. GOVERNMENT AGENCY OBLIGATIONS — 95.86%
Federal Farm Credit Banks
5.15%, 11/15/19[a]	3,889	4,788,388
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	350	394,335
Federal Home Loan Banks
0.38%, 01/29/13	10,000	10,014,090
0.70%, 09/27/13	1,000	1,000,100
0.88%, 12/27/13	510	514,897
1.63%, 03/20/13[a]	14,000	14,206,311

Security	Principal (000s)	Value

2.75%, 12/12/14[a]	$1,830	$1,939,545
2.75%, 06/08/18	100	106,659
3.13%, 12/13/13	2,430	2,547,611
3.13%, 03/11/16	4,860	5,279,106
3.13%, 12/08/17	385	419,606
3.63%, 10/18/13[a]	11,735	12,361,204
4.00%, 09/06/13	14,915	15,743,430
4.88%, 12/13/13	3,790	4,092,480
5.25%, 09/13/13	1,780	1,913,564
5.25%, 06/18/14[a]	3,000	3,332,279
5.25%, 12/11/20	1,500	1,849,916
5.38%, 08/15/18	1,385	1,701,429
5.38%, 05/15/19[a]	485	598,057
5.50%, 08/13/14	2,500	2,809,952
5.75%, 06/12/26	1,000	1,289,359
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	2,764	2,109,525
0.38%, 11/27/13	7,000	7,003,414
0.38%, 04/28/14	250	249,656
0.50%, 10/03/13	2,400	2,395,920
0.50%, 10/15/13	14,200	14,226,487
0.50%, 10/18/13	2,000	1,997,447
0.63%, 12/29/14	2,500	2,506,605
0.75%, 03/28/13	6,250	6,284,683
0.75%, 10/17/14	100	99,999
1.00%, 08/20/14[a]	16,580	16,766,338
1.10%, 12/27/12	673	677,922
1.13%, 07/11/14	5,050	5,061,395
1.38%, 02/25/14[a]	275	280,452
1.63%, 04/15/13[a]	1,025	1,040,919
1.70%, 11/02/16	4,000	4,019,680
1.75%, 06/15/12	505	507,391
2.00%, 08/25/16[a]	5,500	5,748,063
2.38%, 01/13/22	840	839,418
2.50%, 04/23/14[a]	2,961	3,093,817
2.50%, 05/27/16	1,945	2,074,776
3.00%, 07/28/14	1,500	1,591,520
3.75%, 03/27/19	800	911,371
4.38%, 07/17/15[a]	11,278	12,679,497
4.50%, 07/15/13[a]	13,233	14,000,376

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

February 29, 2012

Security	Principal (000s)	Value

4.75%, 11/17/15[a]	$3,889	$4,462,297
4.88%, 11/15/13	3,000	3,231,096
4.88%, 06/13/18[a]	5,414	6,513,099
5.00%, 01/30/14	3,000	3,260,376
5.00%, 07/15/14[a]	4,000	4,428,558
5.13%, 10/18/16[a]	1,000	1,185,106
6.00%, 04/16/37	250	251,729
6.75%, 03/15/31	5,106	7,575,402
Federal National Mortgage Association
0.00%, 06/01/17[a]	4,947	4,553,248
0.55%, 08/23/13	4,000	3,998,012
0.65%, 08/28/14	6,000	5,993,739
0.75%, 02/26/13	3,889	3,909,913
0.75%, 12/19/14[a]	2,000	2,012,216
0.80%, 10/17/14	175	174,973
0.88%, 08/28/14	2,500	2,525,410
1.00%, 12/27/12	362	364,350
1.00%, 09/20/13	4,278	4,290,054
1.05%, 09/14/15	2,000	2,002,626
1.13%, 10/08/13	973	982,373
1.13%, 06/27/14	3,889	3,950,522
1.25%, 02/27/14[a]	3,667	3,730,338
1.30%, 07/16/13	3,306	3,315,904
1.38%, 11/15/16[a]	2,500	2,539,694
1.63%, 10/26/15	5,406	5,579,508
1.75%, 05/07/13	906	922,120
2.25%, 03/15/16	19,685	20,750,275
2.38%, 04/11/16	3,862	4,097,614
2.63%, 11/20/14[a]	2,188	2,312,228
3.00%, 09/16/14	17	18,075
3.63%, 02/12/13[a]	1,345	1,388,385
4.38%, 10/15/15[a]	9,237	10,438,321
4.63%, 05/01/13	1,000	1,048,097
5.00%, 02/13/17[a]	2,917	3,462,439
5.00%, 05/11/17	4,562	5,438,456
5.38%, 07/15/16[a]	1,857	2,210,293
5.38%, 06/12/17[a]	715	867,058
5.63%, 07/15/37[a]	481	654,404
6.00%, 04/18/36	1,167	1,346,477
6.21%, 08/06/38	487	693,376

Security	Principal (000s) or Shares	Value

6.63%, 11/15/30	$2,137	$3,133,385
7.25%, 05/15/30[a]	1,335	2,060,047
Financing Corp. (The)
10.35%, 08/03/18	1,500	2,283,590
Tennessee Valley Authority
4.50%, 04/01/18	1,216	1,429,832
4.63%, 09/15/60	511	583,637
5.25%, 09/15/39[a]	1,750	2,184,964
5.50%, 07/18/17[a]	1,000	1,219,972
5.88%, 04/01/36[a]	1,750	2,347,222
6.75%, 11/01/25	487	693,606
8.25%, 04/15/42	487	519,658

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $337,080,731)		346,003,063

SHORT-TERM INVESTMENTS — 29.04%

MONEY MARKET FUNDS — 29.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	96,042,347	96,042,347
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	8,775,973	8,775,973
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	19,097	19,097

		104,837,417

TOTAL SHORT-TERM INVESTMENTS
(Cost: $104,837,417)		104,837,417

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

February 29, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 127.96%
(Cost: $452,593,908)	$461,891,803
Other Assets, Less Liabilities — (27.96)%	(100,923,275)

NET ASSETS — 100.00%	$360,968,528

FDIC — Federal Deposit Insurance Corp.

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments

iSHARES® BARCLAYS MBS BOND FUND

February 29, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.34%

MORTGAGE-BACKED SECURITIES — 99.34%
Federal Home Loan Mortgage Corp.
0.55%, 06/15/33[a]	$28	$27,515
2.95%, 09/01/41[a]	14,676	15,332,192
2.99%, 11/01/40[a]	10,729	11,195,248
3.00%, 01/01/27	18,906	19,603,692
3.00%, 03/01/27[b]	16,016	16,591,575
3.13%, 11/01/40[a]	6,080	6,369,035
3.26%, 08/01/41[a]	2,243	2,346,466
3.34%, 11/01/40[a]	7,056	7,404,037
3.34%, 07/01/41[a]	930	975,656
3.46%, 11/01/41[a]	19,498	20,500,417
3.50%, 11/01/25	25,128	26,287,564
3.50%, 03/01/26	12,934	13,539,696
3.50%, 08/01/26	7,613	7,969,130
3.50%, 03/01/27[b]	5,855	6,121,220
3.50%, 02/01/42	21,500	22,197,311
3.50%, 03/01/42[b]	8,228	8,483,839
4.00%, 10/01/25	14,373	15,193,880
4.00%, 02/01/26	10,222	10,811,965
4.00%, 05/01/26	16,401	17,347,834
4.00%, 03/01/27[b]	12,423	13,131,499
4.00%, 01/01/41	36,561	38,432,302
4.00%, 02/01/41	21,157	22,239,411
4.00%, 03/01/41	14,037	14,755,253
4.00%, 09/01/41	22,459	23,609,384
4.00%, 11/01/41	8,425	8,856,218
4.00%, 12/01/41	5,291	5,561,508
4.00%, 01/01/42	15,528	16,322,208
4.00%, 03/01/42[b]	32,046	33,613,250
4.50%, 04/01/22	8,851	9,493,179
4.50%, 07/01/24	6,429	6,851,385
4.50%, 09/01/24	4,149	4,421,671
4.50%, 03/01/27[b]	23,552	25,104,960
4.50%, 08/01/30	14,484	15,368,215
4.50%, 03/01/39	2,280	2,422,239
4.50%, 06/01/39	22,945	24,376,750
4.50%, 09/01/39	4,577	4,861,929

Security	Principal (000s)	Value

4.50%, 10/01/39	$85,804	$91,158,477
4.50%, 11/01/39	4,092	4,347,601
4.50%, 12/01/39	10,495	11,150,244
4.50%, 01/01/40	4,559	4,847,996
4.50%, 08/01/40	14,797	15,752,375
4.50%, 11/01/40	27,677	29,462,813
4.50%, 02/01/41	28,900	30,822,251
4.50%, 05/01/41	22,122	23,549,646
4.50%, 03/01/42[b]	40,996	43,539,033
5.00%, 12/01/24	12,904	13,940,765
5.00%, 08/01/25	9,355	10,144,018
5.00%, 03/01/27[b]	14,973	16,081,938
5.00%, 06/01/33	3,590	3,871,405
5.00%, 12/01/33	16,330	17,612,269
5.00%, 07/01/35	21,187	22,850,389
5.00%, 01/01/36	12,034	12,976,901
5.00%, 01/01/37	10,502	11,324,342
5.00%, 02/01/37	8,429	9,089,403
5.00%, 03/01/38	42,739	46,010,391
5.00%, 01/01/40	2,918	3,150,387
5.00%, 04/01/40	3,619	3,924,858
5.00%, 07/01/40	1,976	2,142,722
5.00%, 08/01/40	25,345	27,485,122
5.00%, 09/01/40	13,911	15,085,521
5.00%, 08/01/41	16,591	18,020,770
5.00%, 03/01/42[b]	25,206	27,135,834
5.02%, 12/01/38[a]	7,553	8,021,724
5.11%, 12/01/33[a]	507	543,360
5.50%, 02/01/34	11,314	12,323,330
5.50%, 01/01/35	17,688	19,260,172
5.50%, 02/01/35	6,146	6,692,696
5.50%, 05/01/35	10,210	11,112,463
5.50%, 06/01/35	27,935	30,403,812
5.50%, 05/01/36	10,189	11,062,692
5.50%, 07/01/36	20,461	22,215,651
5.50%, 04/01/38	21,801	23,657,323
5.50%, 05/01/38	8,098	8,787,869
5.50%, 03/01/42[b]	25,039	27,159,490
6.00%, 09/01/36	9,715	10,678,219
6.00%, 10/01/36	5,378	5,991,836
6.00%, 02/01/37	6,334	6,961,559

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS MBS BOND FUND

February 29, 2012

Security	Principal (000s)	Value

6.00%, 11/01/37	$32,141	$35,338,956
6.00%, 03/01/42[b]	30,030	32,995,462
Federal National Mortgage Association
2.75%, 08/01/41[a]	3,117	3,247,287
2.88%, 10/01/41[a]	13,947	14,585,582
3.00%, 01/01/27	24,868	25,830,612
3.00%, 03/01/27[b]	26,296	27,286,209
3.31%, 09/01/41[a]	1,334	1,400,718
3.50%, 01/01/26	11,122	11,689,736
3.50%, 02/01/26	19,359	20,346,493
3.50%, 08/01/26	9,252	9,723,553
3.50%, 10/01/26	13,140	13,810,006
3.50%, 02/01/27	18,898	19,840,794
3.50%, 03/01/27[b]	20,361	21,356,780
3.50%, 01/01/32	11,550	12,087,326
3.50%, 09/01/40	5,888	6,089,558
3.50%, 11/01/40	6,663	6,890,996
3.50%, 12/01/40	4,642	4,800,551
3.50%, 03/01/41	18,230	18,855,139
3.50%, 12/01/41	14,935	15,449,885
3.50%, 01/01/42	5,380	5,564,815
3.50%, 03/01/42[b]	17,608	18,196,767
3.60%, 05/01/40[a]	20,774	21,790,193
4.00%, 10/01/25	26,743	28,326,419
4.00%, 11/01/25	14,929	15,804,832
4.00%, 03/01/26	6,997	7,419,872
4.00%, 06/01/26	10,501	11,135,960
4.00%, 09/01/26	15,519	16,457,025
4.00%, 03/01/27[b]	41,813	44,269,514
4.00%, 12/01/30	8,910	9,449,507
4.00%, 01/01/31	4,806	5,099,329
4.00%, 02/01/31	4,529	4,806,317
4.00%, 10/01/31	11,596	12,304,952
4.00%, 02/01/32	24,071	25,542,325
4.00%, 12/01/39	16,669	17,543,090
4.00%, 07/01/40	21,203	22,315,218
4.00%, 09/01/40	20,670	21,763,520
4.00%, 12/01/40	53,242	56,057,974
4.00%, 01/01/41	20,882	21,986,269
4.00%, 09/01/41	14,242	15,007,132

Security	Principal (000s)	Value

4.00%, 10/01/41	$14,906	$15,707,568
4.00%, 11/01/41	40,009	42,160,243
4.00%, 12/01/41	39,716	41,851,035
4.00%, 03/01/42[b]	42,767	44,998,903
4.50%, 09/01/18	7,347	7,889,966
4.50%, 04/01/19	3,960	4,258,088
4.50%, 11/01/22	9,330	10,024,778
4.50%, 06/01/23	2,271	2,435,292
4.50%, 03/01/24	2,454	2,638,774
4.50%, 10/01/24	9,845	10,531,021
4.50%, 02/01/25	10,695	11,446,613
4.50%, 04/01/25	10,767	11,523,342
4.50%, 03/01/27[b]	11,906	12,733,839
4.50%, 08/01/31	16,471	17,565,029
4.50%, 03/01/36	15,474	16,498,223
4.50%, 09/01/39	36,247	38,618,670
4.50%, 12/01/39	7,803	8,313,306
4.50%, 08/01/40	52,531	56,028,052
4.50%, 09/01/40	25,329	27,014,974
4.50%, 01/01/41	31,537	33,636,561
4.50%, 04/01/41	48,667	51,971,560
4.50%, 05/01/41	66,590	71,071,291
4.50%, 06/01/41	16,796	17,966,337
4.50%, 08/01/41	21,449	22,943,022
4.50%, 03/01/42[b]	59,029	62,893,555
4.74%, 04/01/38[a]	6,026	6,373,392
5.00%, 08/01/20	10,092	10,893,118
5.00%, 07/01/23	13,522	14,568,310
5.00%, 12/01/23	8,323	8,990,816
5.00%, 03/01/27[b]	15,793	17,031,763
5.00%, 11/01/33	24,759	26,726,811
5.00%, 04/01/35	12,535	13,533,227
5.00%, 02/01/36	18,637	20,122,902
5.00%, 06/01/39	31,351	33,838,808
5.00%, 07/01/40	11,760	12,774,932
5.00%, 03/01/41	16,995	18,502,232
5.00%, 04/01/41	32,505	35,309,784
5.00%, 05/01/41	81,793	89,045,051
5.00%, 06/01/41	7,301	7,948,121
5.00%, 08/01/41	8,292	9,026,804
5.00%, 03/01/42[b]	27,957	30,184,823

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® BARCLAYS MBS BOND FUND

February 29, 2012

Security	Principal (000s)	Value

5.09%, 12/01/38[a]	$9,711	$10,396,641
5.50%, 12/01/19	9,316	10,161,756
5.50%, 01/01/24	13,077	14,219,929
5.50%, 03/01/27[b]	19,530	21,244,978
5.50%, 02/01/30	6,726	7,323,383
5.50%, 05/01/33	10,199	11,136,733
5.50%, 11/01/33	19,099	20,856,174
5.50%, 09/01/34	13,977	15,262,256
5.50%, 04/01/36	32,409	35,370,046
5.50%, 05/01/36	6,873	7,485,483
5.50%, 05/01/37	23,263	25,336,030
5.50%, 08/01/37	40,753	44,477,006
5.50%, 03/01/38	30,710	33,441,182
5.50%, 06/01/38	10,518	11,453,588
5.50%, 11/01/38	15,201	16,552,560
5.50%, 03/01/42[b]	40,453	44,049,525
6.00%, 02/01/23	11,732	12,653,456
6.00%, 03/01/34	12,140	13,513,524
6.00%, 05/01/34	1,745	1,941,253
6.00%, 08/01/34	4,187	4,658,552
6.00%, 11/01/34	1,477	1,642,664
6.00%, 06/01/36	9,911	10,963,351
6.00%, 09/01/36	25,307	27,846,754
6.00%, 08/01/37	24,893	27,389,706
6.00%, 03/01/38	6,849	7,536,178
6.00%, 05/01/38	19,831	21,820,140
6.00%, 09/01/38	37,942	41,736,607
6.00%, 06/01/39	38,491	42,818,809
6.00%, 10/01/39	3,549	3,905,054
6.00%, 03/01/42[b]	24,555	27,010,500
6.50%, 08/01/36	603	677,048
6.50%, 09/01/36	3,582	4,019,315
6.50%, 10/01/36	579	649,234
6.50%, 12/01/36	554	621,351
6.50%, 07/01/37	868	974,206
6.50%, 08/01/37	26,680	29,934,282
6.50%, 10/01/37	1,752	1,965,487
6.50%, 11/01/37	479	537,014
6.50%, 12/01/37	13,105	14,797,301
6.50%, 06/01/38	531	596,144

Security	Principal (000s)	Value

6.50%, 10/01/39	$29,710	$33,334,526
7.00%, 04/01/37	7,980	9,128,572
Government National Mortgage Association
3.50%, 12/15/41	17,097	17,950,935
3.50%, 03/01/42[b]	24,208	25,373,010
4.00%, 09/20/40	20,172	21,787,156
4.00%, 01/20/41	9,406	10,159,506
4.00%, 02/15/41	22,694	24,475,061
4.00%, 07/15/41	14,621	15,768,166
4.00%, 09/20/41	14,696	15,867,864
4.00%, 12/20/41	39,818	42,992,022
4.00%, 01/20/42	27,936	30,162,236
4.00%, 03/01/42[b]	26,001	27,999,827
4.50%, 03/15/39	16,830	18,367,766
4.50%, 04/15/39	5,418	5,913,400
4.50%, 05/15/39	40,664	44,378,559
4.50%, 08/15/39	15,935	17,390,689
4.50%, 11/20/39	6,675	7,294,603
4.50%, 01/20/40	7,019	7,681,655
4.50%, 06/15/40	27,340	29,915,308
4.50%, 08/15/40	13,235	14,481,723
4.50%, 08/20/40	12,228	13,383,173
4.50%, 09/15/40	17,307	18,937,731
4.50%, 10/20/40	27,290	29,867,930
4.50%, 04/20/41	31,592	34,488,063
4.50%, 06/20/41	40,480	44,191,489
4.50%, 09/20/41	19,324	21,095,301
4.50%, 03/01/42[b]	39,261	42,782,221
5.00%, 05/20/33	1,973	2,187,052
5.00%, 07/20/35	10,257	11,337,806
5.00%, 12/15/36	36,631	40,496,047
5.00%, 01/15/39	24,690	27,272,934
5.00%, 07/15/39	27,312	30,181,328
5.00%, 10/20/39	14,037	15,481,514
5.00%, 05/15/40	10,654	11,772,654
5.00%, 07/20/40	47,045	51,956,083
5.00%, 08/20/40	13,120	14,490,014
5.00%, 03/01/42[b]	25,937	28,640,122
5.50%, 11/20/34	10,125	11,256,728
5.50%, 03/15/36	7,932	8,855,127

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS MBS BOND FUND

February 29, 2012

Security	Principal (000s) or Shares	Value

5.50%, 03/20/36	$2,752	$3,052,540
5.50%, 07/20/36	4,546	5,042,913
5.50%, 06/20/38	20,040	22,232,963
5.50%, 03/20/39	9,950	11,040,554
5.50%, 12/15/39	3,514	3,915,198
5.50%, 01/15/40	20,994	23,432,898
5.50%, 03/01/42[b]	10,618	11,817,502
6.00%, 03/15/37	17,925	20,168,327
6.00%, 09/20/38	20,139	22,595,454
6.00%, 12/15/38	8,420	9,473,980
6.00%, 11/15/39	4,375	4,922,845
6.00%, 03/01/42[b]	8,189	9,207,507
6.50%, 10/20/38	10,343	11,846,094

		4,564,946,785

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $4,502,531,345)		4,564,946,785

SHORT-TERM INVESTMENTS — 17.12%

MONEY MARKET FUNDS — 17.12%
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d]	786,622,025	786,622,025
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	100,000	100,000

		786,722,025

TOTAL SHORT-TERM INVESTMENTS
(Cost: $786,722,025)		786,722,025

TOTAL INVESTMENTS IN SECURITIES — 116.46%
(Cost: $5,289,253,370)		5,351,668,810
Other Assets, Less Liabilities — (16.46)%		(756,413,459)

NET ASSETS — 100.00%		$4,595,255,351

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2012

	iShares Barclays Intermediate Government/Credit Bond Fund	iShares Barclays Government/Credit Bond Fund	iShares 10+ Year Government/Credit Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$683,304,405	$125,160,314	$20,410,276
Affiliated (Note 2)	162,898,266	31,331,104	168,051

Total cost of investments	$846,202,671	$156,491,418	$20,578,327

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$719,183,764	$135,159,405	$24,100,815
Affiliated (Note 2)	162,901,971	31,331,104	168,051

Total fair value of investments	882,085,735	166,490,509	24,268,866
Cash	69,149	11,688	—
Receivables:
Investment securities sold	8,940,453	2,566,003	39,213
Interest	6,026,046	1,127,103	255,332

Total Assets	897,121,383	170,195,303	24,563,411

LIABILITIES
Payables:
Investment securities purchased	13,847,152	2,654,277	121,046
Collateral for securities on loan (Note 5)	157,833,931	30,831,113	—
Investment advisory fees (Note 2)	114,198	21,602	3,834

Total Liabilities	171,795,281	33,506,992	124,880

NET ASSETS	$725,326,102	$136,688,311	$24,438,531

Net assets consist of:
Paid-in capital	$688,523,441	$126,632,092	$20,694,413
Undistributed net investment income	1,415,558	295,178	83,999
Accumulated net realized loss	(495,961)	(238,050)	(30,420)
Net unrealized appreciation	35,883,064	9,999,091	3,690,539

NET ASSETS	$725,326,102	$136,688,311	$24,438,531

Shares outstanding[b]	6,500,000	1,200,000	400,000

Net asset value per share	$111.59	$113.91	$61.10

[a]	Securities on loan with values of $152,793,288, $29,806,742 and $ —, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 29, 2012

	iShares Barclays Agency Bond Fund	iShares Barclays MBS Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$347,756,491	$4,502,531,345
Affiliated (Note 2)	104,837,417	786,722,025

Total cost of investments	$452,593,908	$5,289,253,370

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$357,054,386	$4,564,946,785
Affiliated (Note 2)	104,837,417	786,722,025

Total fair value of investments	461,891,803	5,351,668,810
Receivables:
Investment securities sold	2,031,625	259,448,582
Interest	2,582,415	15,203,401
Capital shares sold	—	21,640,270

Total Assets	466,505,843	5,647,961,063

LIABILITIES
Payables:
Investment securities purchased	—	1,051,835,353
Collateral for securities on loan (Note 5)	104,818,320	—
Capital shares redeemed	660,077	—
Investment advisory fees (Note 2)	58,918	870,359

Total Liabilities	105,537,315	1,052,705,712

NET ASSETS	$360,968,528	$4,595,255,351

Net assets consist of:
Paid-in capital	$351,313,378	$4,507,106,433
Undistributed net investment income	475,360	7,586,675
Undistributed net realized gain (accumulated net realized loss)	(118,105)	18,146,803
Net unrealized appreciation	9,297,895	62,415,440

NET ASSETS	$360,968,528	$4,595,255,351

Shares outstanding[b]	3,200,000	42,500,000

Net asset value per share	$112.80	$108.12

[a]	Securities on loan with values of $101,821,507 and $ —, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2012

	iShares Barclays Intermediate Government/Credit Bond Fund	iShares Barclays Government/Credit Bond Fund	iShares 10+ Year Government/Credit Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$17,019,744	$3,663,532	$1,035,190
Interest — affiliated (Note 2)	5,963	339	48
Securities lending income — affiliated (Note 2)	233,953	46,081	—

Total investment income	17,259,660	3,709,952	1,035,238

EXPENSES
Investment advisory fees (Note 2)	1,232,522	227,452	44,758

Total expenses	1,232,522	227,452	44,758

Net investment income	16,027,138	3,482,500	990,480

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	498,950	189,793	65,064
In-kind redemptions — unaffiliated	1,581,658	—	—

Net realized gain	2,080,608	189,793	65,064

Net change in unrealized appreciation/depreciation	18,703,345	6,347,104	3,528,043

Net realized and unrealized gain	20,783,953	6,536,897	3,593,107

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,811,091	$10,019,397	$4,583,587

See notes to financial statements.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 29, 2012

	iShares Barclays Agency Bond Fund	iShares Barclays MBS Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$6,562,165	$80,495,823
Interest — affiliated (Note 2)	2,627	1,036,801
Securities lending income — affiliated (Note 2)	147,392	—

Total investment income	6,712,184	81,532,624

EXPENSES
Investment advisory fees (Note 2)	743,274	8,176,772

Total expenses	743,274	8,176,772

Net investment income	5,968,910	73,355,852

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	104,511	35,437,442
In-kind redemptions — unaffiliated	6,908,365	—

Net realized gain	7,012,876	35,437,442

Net change in unrealized appreciation/depreciation	4,103,379	69,853,573

Net realized and unrealized gain	11,116,255	105,291,015

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,085,165	$178,646,867

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays Intermediate Government/Credit Bond Fund		iShares Barclays Government/Credit Bond Fund
	Year ended February 29, 2012	Year ended February 28, 2011	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,027,138	$14,421,092	$3,482,500	$4,666,279
Net realized gain	2,080,608	1,669,672	189,793	2,998,595
Net change in unrealized appreciation/depreciation	18,703,345	3,246,426	6,347,104	(836,209)

Net increase in net assets resulting from operations	36,811,091	19,337,190	10,019,397	6,828,665

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,881,211)	(14,233,696)	(3,487,076)	(4,757,154)

Total distributions to shareholders	(15,881,211)	(14,233,696)	(3,487,076)	(4,757,154)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	242,514,011	97,302,275	22,596,878	—
Cost of shares redeemed	(55,591,846)	(21,516,005)	—	(53,403,963)

Net increase (decrease) in net assets from capital share transactions	186,922,165	75,786,270	22,596,878	(53,403,963)

INCREASE (DECREASE) IN NET ASSETS	207,852,045	80,889,764	29,129,199	(51,332,452)

NET ASSETS
Beginning of year	517,474,057	436,584,293	107,559,112	158,891,564

End of year	$725,326,102	$517,474,057	$136,688,311	$107,559,112

Undistributed net investment income included in net assets at end of year	$1,415,558	$1,269,811	$295,178	$299,274

SHARES ISSUED AND REDEEMED
Shares sold	2,200,000	900,000	200,000	—
Shares redeemed	(500,000)	(200,000)	—	(500,000)

Net increase (decrease) in shares outstanding	1,700,000	700,000	200,000	(500,000)

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10+ Year Government/Credit Bond Fund		iShares Barclays Agency Bond Fund
	Year ended February 29, 2012	Year ended February 28, 2011	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$990,480	$595,602	$5,968,910	$6,302,547
Net realized gain (loss)	65,064	(68,900)	7,012,876	996,111
Net change in unrealized appreciation/depreciation	3,528,043	207,910	4,103,379	1,048,417

Net increase in net assets resulting from operations	4,583,587	734,612	17,085,165	8,347,075

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(967,839)	(554,464)	(6,143,438)	(6,381,629)

Total distributions to shareholders	(967,839)	(554,464)	(6,143,438)	(6,381,629)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,225,341	10,364,799	168,063,506	229,892,604
Cost of shares redeemed	—	—	(223,161,561)	(98,660,498)

Net increase (decrease) in net assets from capital share transactions	5,225,341	10,364,799	(55,098,055)	131,232,106

INCREASE (DECREASE) IN NET ASSETS	8,841,089	10,544,947	(44,156,328)	133,197,552

NET ASSETS
Beginning of year	15,597,442	5,052,495	405,124,856	271,927,304

End of year	$24,438,531	$15,597,442	$360,968,528	$405,124,856

Undistributed net investment income included in net assets at end of year	$83,999	$61,374	$475,360	$615,724

SHARES ISSUED AND REDEEMED
Shares sold	100,000	200,000	1,500,000	2,100,000
Shares redeemed	—	—	(2,000,000)	(900,000)

Net increase (decrease) in shares outstanding	100,000	200,000	(500,000)	1,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays MBS Bond Fund
	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$73,355,852	$15,742,815
Net realized gain	35,437,442	68,445,498
Net change in unrealized appreciation/depreciation	69,853,573	(10,709,788)

Net increase in net assets resulting from operations	178,646,867	73,478,525

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(104,692,665)	(30,386,396)
From net realized gain	—	(92,526,337)

Total distributions to shareholders	(104,692,665)	(122,912,733)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,611,765,188	659,165,020
Cost of shares redeemed	(428,417,619)	(64,615,718)

Net increase in net assets from capital share transactions	2,183,347,569	594,549,302

INCREASE IN NET ASSETS	2,257,301,771	545,115,094

NET ASSETS
Beginning of year	2,337,953,580	1,792,838,486

End of year	$4,595,255,351	$2,337,953,580

Undistributed net investment income included in net assets at end of year	$7,586,675	$3,551,184

SHARES ISSUED AND REDEEMED
Shares sold	24,300,000	6,100,000
Shares redeemed	(4,000,000)	(600,000)

Net increase in shares outstanding	20,300,000	5,500,000

See notes to financial statements.

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Intermediate Government/Credit Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$107.81	$106.48	$102.60	$105.00	$100.81

Income from investment operations:
Net investment income[a]	2.86	3.09	3.41	4.39	4.82
Net realized and unrealized gain (loss)[b]	3.81	1.31	3.91	(2.54)	4.02

Total from investment operations	6.67	4.40	7.32	1.85	8.84

Less distributions from:
Net investment income	(2.89)	(3.07)	(3.44)	(4.25)	(4.65)

Total distributions	(2.89)	(3.07)	(3.44)	(4.25)	(4.65)

Net asset value, end of year	$111.59	$107.81	$106.48	$102.60	$105.00

Total return	6.27%	4.21%	7.28%	1.80%	9.07%

Ratios/Supplemental data:
Net assets, end of year (000s)	$725,326	$517,474	$436,584	$307,796	$157,500
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.60%	2.86%	3.26%	4.29%	4.75%
Portfolio turnover rate[c]	21%	23%	80%	29%	30%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Government/Credit Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of year	$107.56	$105.93	$101.10	$104.30	$101.17

Income from investment operations:
Net investment income[a]	3.40	3.42	3.65	4.55	4.95
Net realized and unrealized gain (loss)[b]	6.38	1.63	4.84	(3.37)	3.06

Total from investment operations	9.78	5.05	8.49	1.18	8.01

Less distributions from:
Net investment income	(3.43)	(3.42)	(3.66)	(4.38)	(4.88)

Total distributions	(3.43)	(3.42)	(3.66)	(4.38)	(4.88)

Net asset value, end of year	$113.91	$107.56	$105.93	$101.10	$104.30

Total return	9.24%	4.86%	8.54%	1.17%	8.22%

Ratios/Supplemental data:
Net assets, end of year (000s)	$136,688	$107,559	$158,892	$111,213	$52,152
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.06%	3.17%	3.52%	4.49%	4.93%
Portfolio turnover rate[c]	27%	23%	52%	46%	36%
[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10+ Year Government/Credit Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Period from Dec. 8, 2009[a] to Feb. 28, 2010
Net asset value, beginning of period	$51.99	$50.52	$50.78

Income from investment operations:
Net investment income[b]	2.51	2.46	0.54
Net realized and unrealized gain (loss)[c]	9.07	1.41	(0.46)

Total from investment operations	11.58	3.87	0.08

Less distributions from:
Net investment income	(2.47)	(2.40)	(0.34)

Total distributions	(2.47)	(2.40)	(0.34)

Net asset value, end of period	$61.10	$51.99	$50.52

Total return	22.81%	7.78%	0.13%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,439	$15,597	$5,052
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.43%	4.65%	4.83%
Portfolio turnover rate[f]	12%	37%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays Agency Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$109.49	$108.77	$107.00	$102.21

Income from investment operations:
Net investment income[b]	1.79	2.00	2.14	0.88
Net realized and unrealized gain[c]	3.35	0.78	1.72	4.54

Total from investment operations	5.14	2.78	3.86	5.42

Less distributions from:
Net investment income	(1.83)	(2.06)	(2.01)	(0.63)
Net realized gain	—	—	(0.08)	—

Total distributions	(1.83)	(2.06)	(2.09)	(0.63)

Net asset value, end of period	$112.80	$109.49	$108.77	$107.00

Total return	4.74%	2.61%	3.65%	5.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$360,969	$405,125	$271,927	$74,898
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.61%	1.82%	1.98%	2.62%
Portfolio turnover rate[f]	74%	45%	46%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays MBS Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Mar. 13, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$105.31	$107.36	$104.65	$102.89	$100.96

Income from investment operations:
Net investment income (loss)[b]	2.41	0.83	(0.11)	1.86	4.28
Net realized and unrealized gain[c]	3.95	3.39	6.63	4.36	1.99

Total from investment operations	6.36	4.22	6.52	6.22	6.27

Less distributions from:
Net investment income	(3.55)	(1.55)	(3.76)	(4.43)	(4.34)
Net realized gain	—	(4.72)	(0.05)	(0.03)	—

Total distributions	(3.55)	(6.27)	(3.81)	(4.46)	(4.34)

Net asset value, end of period	$108.12	$105.31	$107.36	$104.65	$102.89

Total return	6.13%	3.96%	6.35%	6.24%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,595,255	$2,337,954	$1,792,838	$1,119,777	$401,259
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets[e]	2.24%	0.77%	(0.11)%	1.82%	4.39%
Portfolio turnover rate[f,g]	552%	1,128%	1,232%	1,341%	1,038%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays Intermediate Government/Credit	Non-diversified
Barclays Government/Credit	Non-diversified
10+ Year Government/Credit	Non-diversified
Barclays Agency	Non-diversified
Barclays MBS	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays Intermediate Government/Credit
Assets:
Corporate Bonds & Notes	$—	$233,593,412	$—	$233,593,412
Foreign Government Bonds & Notes	—	14,665,305	—	14,665,305
Municipal Debt Obligations	—	877,047	—	877,047
U.S. Government & Agency Obligations	—	470,195,697	—	470,195,697
Short-Term Investments	162,754,274	—	—	162,754,274

	$162,754,274	$719,331,461	$—	$882,085,735

Barclays Government/Credit
Assets:
Corporate Bonds & Notes	$—	$46,798,295	$—	$46,798,295
Foreign Government Bonds & Notes	—	3,886,543	—	3,886,543
Municipal Debt Obligations	—	1,571,526	—	1,571,526
U.S. Government & Agency Obligations	—	82,903,041	—	82,903,041
Short-Term Investments	31,331,104	—	—	31,331,104

	$31,331,104	$135,159,405	$—	$166,490,509

10+ Year Government/Credit
Assets:
Corporate Bonds & Notes	$—	$9,925,423	$—	$9,925,423
Foreign Government Bonds & Notes	—	1,390,335	—	1,390,335
Municipal Debt Obligations	—	1,328,197	—	1,328,197
U.S. Government & Agency Obligations	—	11,456,860	—	11,456,860
Short-Term Investments	168,051	—	—	168,051

	$168,051	$24,100,815	$—	$24,268,866

Barclays Agency
Assets:
Corporate Bonds & Notes	$—	$7,032,187	$—	$7,032,187
Foreign Government Bonds & Notes	—	4,019,136	—	4,019,136
U.S. Government Agency Obligations	—	346,003,063	—	346,003,063
Short-Term Investments	104,837,417	—	—	104,837,417

	$104,837,417	$357,054,386	$—	$461,891,803

Barclays MBS
Assets:
U.S. Government Agency Obligations	$—	$4,564,946,785	$—	$4,564,946,785
Short-Term Investments	786,722,025	—	—	786,722,025

	$786,722,025	$4,564,946,785	$—	$5,351,668,810

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays MBS Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARDS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

In April 2011, the FASB issued guidance to improve the accounting for repurchase agreements and other transactions that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The guidance provides amended criteria to determine whether such transactions should be accounted for as a sale or secured borrowing. The guidance is effective for the first interim or annual period beginning on or after December 15, 2011. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays Intermediate Government/Credit	0.20%
Barclays Government/Credit	0.20
10+ Year Government/Credit	0.20
Barclays Agency	0.20
Barclays MBS	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended February 29, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays Intermediate Government/Credit	$125,975
Barclays Government/Credit	24,813
Barclays Agency	79,365

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended February 29, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Barclays Intermediate Government/Credit
PNC Funding Corp.
5.25%, 11/15/15	$135	$—	$—	$135	$147,697	$4,840	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2012 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays Intermediate Government/Credit	$141,445,035	$105,088,297	$45,788,731	$22,958,429
Barclays Government/Credit	32,025,495	23,748,369	11,270,009	6,753,396
10+ Year Government/Credit	2,396,601	2,397,629	906,402	281,315
Barclays Agency	263,282,468	232,810,435	23,187,290	34,141,202
Barclays MBS	20,131,869,905	17,943,423,575	—	—

In-kind transactions (see Note 4) for the year ended February 29, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays Intermediate Government/Credit	$184,675,481	$52,707,797
Barclays Government/Credit	10,143,516	—
10+ Year Government/Credit	4,686,036	—
Barclays Agency	124,416,722	196,283,565

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 29, 2012 attributable to amortization methods on fixed income securities and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Barclays Intermediate Government/Credit	$1,572,271	$(180)	$(1,572,091)
Barclays Government/Credit	—	480	(480)
10+ Year Government/Credit	24,290	(16)	(24,274)
Barclays Agency	6,710,397	34,164	(6,744,561)
Barclays MBS	—	35,372,304	(35,372,304)

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 29, 2012 and February 28, 2011 was as follows:

iShares Bond Fund	2012	2011
Barclays Intermediate Government/Credit
Ordinary income	$15,881,211	$14,233,696

Barclays Government/Credit
Ordinary income	$3,487,076	$4,757,154

10+ Year Government/Credit Bond
Ordinary income	$967,839	$554,464

Barclays Agency
Ordinary income	$6,143,438	$6,381,629

Barclays MBS
Long-term capital gain	$—	$373,762
Ordinary income	104,692,665	122,538,971

	$104,692,665	$122,912,733

As of February 29, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Barclays Intermediate Government/Credit	$1,401,795		$—	$(353,753)	$35,768,990	$(14,371)	$36,802,661
Barclays Government/Credit	289,743		—	(141,660)	9,960,683	(52,547)	10,056,219
10+ Year Government/Credit	83,875		—	(21,438)	3,681,681	—	3,744,118
Barclays Agency	463,419		—	—	9,212,609	(20,878)	9,655,150
Barclays MBS	39,882,557	[c]	—	(1,840,763)	56,868,328	(6,761,204)	88,148,918

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2013.
[c]

Amount includes short-term gains reclassified from unrealized to realized related to a change in the tax accounting treatment for to-be-announced (TBA) transactions effective February 28, 2010. As a result of the change in tax accounting, a portion of the amount reclassified was included in the Fund’s distributions for the year ended February 29, 2012 with the remaining balance to be included in distributable income for each of the next two years. The amounts ultimately distributed to shareholders, if any, is dependent upon the operating results of the Fund during each of the next two years.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 29, 2012, certain Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
Barclays Intermediate Government/Credit	$—	$335,234	$18,519	$353,753
Barclays Government/Credit	—	—	141,660	141,660
10+ Year Government/Credit	21,438	—	—	21,438
Barclays MBS	1,840,763	—	—	1,840,763

[a]	Must be utilized prior to losses subject to expiration.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays Intermediate Government/Credit	$846,316,745	$36,048,577	$(279,587)	$35,768,990
Barclays Government/Credit	156,529,826	10,047,886	(87,203)	9,960,683
10+ Year Government/Credit	20,587,185	3,707,549	(25,868)	3,681,681
Barclays Agency	452,679,194	9,360,861	(148,252)	9,212,609
Barclays MBS	5,294,800,482	66,594,083	(9,725,755)	56,868,328

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares 10+ Year Government/Credit Bond Fund, iShares Barclays Agency Bond Fund and iShares Barclays MBS Bond Fund, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 29, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	87

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended February 29, 2012:

iShares Bond Fund	Interest- Related Dividends
Barclays Intermediate Government/Credit	$10,383,406
Barclays Government/Credit	2,017,508
10+ Year Government/Credit	830,661
Barclays Agency	2,965,189
Barclays MBS	104,692,665

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended February 29, 2012:

iShares Bond Fund	Federal Obligation Interest [a]
Barclays Intermediate Government/Credit	$3,899,864
Barclays Government/Credit	547,896
10+ Year Government/Credit	355,852
Barclays Agency	675,708

[a]

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Barclays Intermediate Government/Credit	$2.88739	$—	$—	$2.88739	100%	—%	—%		100%
Barclays Government/Credit	3.41613	—	0.01745	3.43358	99	—	1		100
10+ Year Government/Credit	2.47195	—	—	2.47195	100	—	—		100
Barclays Agency	1.83441	—	—	1.83441	100	—	—		100
Barclays MBS	3.54244	—	0.00420	3.54664	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	89

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Barclays Intermediate Government/Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	0.25%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	14	1.17
Greater than 1.5% and Less than 2.0%	18	1.50
Greater than 1.0% and Less than 1.5%	35	2.92
Greater than 0.5% and Less than 1.0%	158	13.19
Between 0.5% and –0.5%	961	80.22
Less than –0.5% and Greater than –1.0%	2	0.17
Less than –1.0% and Greater than –1.5%	3	0.25
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	2	0.17

	1,198	100.00%

iShares Barclays Government/Credit Bond Fund

Period Covered: April 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.17%
Greater than 4.0% and Less than 4.5%	2	0.17
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	4	0.33
Greater than 1.5% and Less than 2.0%	19	1.59
Greater than 1.0% and Less than 1.5%	37	3.09
Greater than 0.5% and Less than 1.0%	217	18.11
Between 0.5% and –0.5%	890	74.29
Less than –0.5% and Greater than –1.0%	16	1.34
Less than –1.0% and Greater than –1.5%	2	0.17
Less than –1.5% and Greater than –2.0%	4	0.33
Less than –2.0%	2	0.17

	1,198	100.00%

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 10+ Year Government/Credit Bond Fund

Period Covered: January 1, 2010 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.20%
Greater than 1.0% and Less than 1.5%	12	2.38
Greater than 0.5% and Less than 1.0%	124	24.60
Between 0.5% and –0.5%	366	72.62
Less than –0.5% and Greater than –1.0%	1	0.20

	504	100.00%

iShares Barclays Agency Bond Fund

Period Covered: January 1, 2009 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.13%
Greater than 1.0% and Less than 1.5%	1	0.13
Greater than 0.5% and Less than 1.0%	18	2.38
Between 0.5% and –0.5%	736	97.36

	756	100.00%

iShares Barclays MBS Bond Fund

Period Covered: April 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.17%
Greater than 1.0% and Less than 1.5%	2	0.17
Greater than 0.5% and Less than 1.0%	24	2.00
Between 0.5% and –0.5%	1,162	96.99
Less than –0.5% and Greater than –1.0%	5	0.42
Less than –1.0% and Greater than –1.5%	2	0.17
Less than –1.5% and Greater than –2.0%	1	0.08

	1,198	100.00%

SUPPLEMENTAL INFORMATION	91

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 265 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	93

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).

Gregor G. Peterson Professor of

Accounting and Senior Associate

Dean for Academic Affairs, Stanford

University: Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(Winter 2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BlackRock (since 2009); Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BofA Merrill Lynch® is a servicemark of Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or its affiliates, and is licensed for use for certain purposes by BlackRock. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-25-0212

February 29, 2012

2012 Annual Report

iShares Trust

iShares S&P California AMT-Free Municipal Bond Fund  |   CMF  |   NYSE Arca

iShares S&P National AMT-Free Municipal Bond Fund  |   MUB  |  NYSE Arca

iShares S&P Short Term National AMT-Free Municipal Bond Fund  |  SUB  |  NYSE Arca

iShares S&P New York AMT-Free Municipal Bond Fund  |  NYF  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® S&P MUNICIPAL BOND FUNDS

Performance as of February 29, 2012

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
iSHARES MUNICIPAL BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P California AMT-Free	14.07%	17.43%	14.21%	5.91%	6.02%	5.94%	28.81%	29.40%	28.94%
S&P National AMT-Free	12.80%	13.38%	13.16%	5.70%	5.84%	5.83%	28.21%	28.96%	28.88%
S&P Short Term National AMT-Free	3.10%	3.73%	3.43%	3.21%	3.28%	3.56%	11.06%	11.30%	12.31%
S&P New York AMT-Free	12.00%	8.91%	12.45%	5.53%	5.49%	5.84%	26.75%	26.58%	28.43%

Total returns for the periods since inception are calculated from the inception date of each Fund (10/4/07, 9/7/07, 11/5/08 and 10/4/07, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (10/5/07, 9/10/07, 11/7/08 and 10/5/07, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares S&P California AMT-Free Municipal Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

iShares S&P National AMT-Free Municipal Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares S&P Short Term National AMT-Free Municipal Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

iShares S&P New York AMT-Free Municipal Bond Fund

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P California AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the California municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended February 29, 2012 (the “reporting period”), the total return for the Fund was 14.07%, net of fees, while the total return for the Index was 14.21%.

BOND CREDIT QUALITY

As of 2/29/12

S&P Credit Rating	Percentage of Total Investments*

AAA	3.77%
AA+	8.56
AA	12.62
AA-	31.12
A+	12.20
A	0.57
A-	26.14
BBB+	3.13
BBB	0.71
BBB-	0.95
Not Rated	0.23

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	1.87%
Los Angeles Department of Airports RB Port Airport & Marina Revenue, (Call 05/15/20), 5.00%, 05/15/40	1.42
University of California RB College & University Revenue, Series J (AGM) (Call 05/15/15), 4.50%, 05/15/35	1.31
California State Department of Water Resources RB Electric Power & Light Revenues, Series L (Call 05/01/20), 5.00%, 05/01/22	1.30
State of California GO, (PR 02/01/14), 5.00%, 02/01/33	1.25
State of California GO, (Call 06/01/17), 5.00%, 06/01/32	1.12
Bay Area Toll Authority RB Highway Revenue Tolls, Series F (Call 04/01/17), 5.00%, 04/01/31	1.12
State of California GO, (Call 11/01/19), 5.50%, 11/01/39	1.11
Bay Area Toll Authority RB Highway Revenue Tolls, (PR 04/01/18), 5.50%, 04/01/43	1.11
Los Angeles Community College District GO, Series A (NPFGC - FGIC) (Call 08/01/17), 5.00%, 08/01/32	1.10

TOTAL	12.71%

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 12.80%, net of fees, while the total return for the Index was 13.16%.

BOND CREDIT QUALITY

As of 2/29/12

S&P Credit Rating	Percentage of Total Investments*

AAA	16.36%
AA+	14.33
AA	16.20
AA-	19.95
A+	10.61
A	4.39
A-	11.64
BBB+	2.12
BBB	2.34
BBB-	0.83
Not Rated	1.23

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

State of California GO, (Call 04/01/19), 6.00%, 04/01/38	0.71%
State of California GO, (Call 10/01/19), 5.00%, 10/01/29	0.51
California State Department of Water Resources RB Electric Power & Light Revenues, Series A (PR 05/01/12), 5.75%, 05/01/17	0.46
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue, Series A (Call 08/01/19), 6.00%, 08/01/42	0.38
North Texas Tollway Authority RB Miscellaneous Revenue, Series A (NPFGC) (Call 01/01/18), 5.13%, 01/01/28	0.38
California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	0.32
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues, Series A (Call 01/01/18), 5.00%, 01/01/38	0.32
Greenville County School District RB Lease Appropriation, (PR 12/01/12), 5.50%, 12/01/28	0.31
City of New York GO, Series A-1 (Call 08/15/18), 5.25%, 08/15/23	0.30
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2 (AGM) (PR 07/01/16), 5.00%, 01/01/31	0.30

TOTAL	3.99%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P Short Term National AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the short-term investment grade segment of the U.S. municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 3.10%, net of fees, while the total return for the Index was 3.43%.

BOND CREDIT QUALITY

As of 2/29/12

S&P Credit Rating	Percentage of Total Investments*

AAA	14.93%
AA+	21.17
AA	18.41
AA-	23.47
A+	8.05
A	2.94
A-	7.64
BBB+	0.88
BBB	1.90
Not Rated	0.61

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	1.43%
California State Department of Water Resources RB Electric Power & Light Revenues, Series A (AMBAC) (PR 05/01/12), 5.50%, 05/01/16	1.14
Greenville County School District RB Lease Appropriation, (PR 12/01/12), 5.50%, 12/01/28	0.82
State of Connecticut GO, Series A, 5.00%, 01/01/14	0.79
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2 (AGM) (PR 07/01/16), 5.00%, 01/01/27	0.66
California State Department of Water Resources RB Electric Power & Light Revenues, Series L, 5.00%, 05/01/15	0.62
Los Angeles Unified School District GO, Series A (AGM) (PR 07/01/13), 5.00%, 07/01/23	0.59
New Jersey Economic Development Authority RB Miscellaneous Revenue, Series F (FGIC) (PR 06/15/13), 5.00%, 06/15/24	0.59
Henry County School District GO, Series A (SAW), 5.00%, 04/01/12	0.56
Los Angeles Unified School District GO, Series A (NPFGC) (PR 07/01/13), 5.00%, 01/01/28	0.56

TOTAL	7.76%

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P New York AMT-Free Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Index measures the performance of the investment grade segment of the New York municipal bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period, the total return for the Fund was 12.00%, net of fees, while the total return for the Index was 12.45%.

BOND CREDIT QUALITY

As of 2/29/12

S&P Credit Rating	Percentage of Total Investments*

AAA	25.87%
AA+	13.30
AA	19.11
AA-	20.38
A+	2.43
A	10.47
A-	2.99
BBB	0.29
BBB-	2.83
Not Rated	2.33

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue, Series A (Call 02/15/17), 5.00%, 02/15/47	2.27%
New York City Municipal Water Finance Authority RB Water Revenue, Series GG-1 (Call 06/15/19), 5.00%, 06/15/39	1.85
City of New York GO, Series J (PR 06/01/13), 5.25%, 06/01/28	1.78
Metropolitan Transportation Authority RB Transit Revenue, Series B (AMBAC) (Call 11/15/15), 5.00%, 11/15/30	1.70
Metropolitan Transportation Authority RB Transit Revenue, 5.00%, 11/15/27	1.41
City of New York GO, Series A-1, 5.00%, 08/01/17	1.34
Metropolitan Transportation Authority RB Highway Revenue Tolls, Series B (PR 11/15/13), 5.25%, 11/15/32	1.33
New York State Thruway Authority RB Highway Revenue Tolls, Series B (AGM), 5.00%, 04/01/15	1.10
New York State Environmental Facilities Corp. RB Water Revenue, (Call 06/15/16), 4.75%, 06/15/31	1.08
New York City Municipal Water Finance Authority RB Water Revenue, Series DD (Call 06/15/17), 4.75%, 06/15/36	1.04

TOTAL	14.90%

Municipal bonds enjoyed robust returns for the reporting period, outperforming the broad U.S. taxable bond market. As the reporting period began, economic conditions in the U.S. were steadily improving, driven in part by a second round of quantitative easing measures from the Federal Reserve Bank (the U.S. central bank) and the extension of several expiring federal tax breaks in late 2010. The improving economic environment provided a lift to credit-related securities, while heightened political turmoil in the Middle East and North Africa, as well as a devastating earthquake and tsunami in Japan, led to a flight to quality, boosting demand for Treasury securities.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

By the spring of 2011, however, evidence of a slowdown in economic activity emerged. The U.S. economy grew at a 1.3% annual rate in the second quarter of 2011 and a 1.8% annual rate in the third quarter. Furthermore, an accumulation of global events — a worsening sovereign debt crisis in Europe, a credit rating downgrade on U.S. government debt (for the first time in the country’s history), and government infighting about the federal debt ceiling — led to greater demand for the relative safety and liquidity of Treasury and other U.S. government securities.

Renewed signs of improving economic growth appeared during the last five months of the reporting period. The economy grew at a 3.0% annual rate in the fourth quarter of 2011, while employment rates improved as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low of 8.3%. In addition, promising headlines from Europe provided some hope that the sovereign debt crisis would reach a positive conclusion.

In this environment, municipal bonds enjoyed double-digit gains for the reporting period, recovering significantly from a sharp decline in late 2010 and early 2011 that resulted from increased new issuances and declining demand for municipal securities. The municipal bond market turnaround began shortly after the reporting period started, as relatively high municipal bond yields attracted demand from opportunistic, non-traditional “cross-over” investors taking advantage of relative values in the fixed-income market. At the same time, new municipal bond issuances declined markedly — down more than 30% in 2011 compared with 2010 — as fiscal austerity measures constrained borrowing for many municipalities. The reduced supply and increased demand, along with improving economic conditions, provided a favorable backdrop for municipal bond performance.

California municipal bonds outperformed the broad municipal bond market for the reporting period, largely because of higher yields on California municipal securities compared with the national average. The state of California continued to struggle with persistent budget deficits; although the state approved a fiscal 2012 budget on schedule for the first time in six years, tax revenues have failed to meet projections, triggering a series of automatic spending cuts.

New York municipal bonds underperformed the broad municipal bond market during the reporting period, though they still generated double-digit gains overall. Although the state of New York made meaningful progress on eliminating a $10 billion budget deficit in the 2012 fiscal year, the state is addressing a $2 billion deficit for the 2013 fiscal year beginning April 1.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Municipal Bond Fund	Beginning Account Value (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/11 to 2/29/12)
S&P California AMT-Free
Actual	$1,000.00	$1,065.10	0.25%	$1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
S&P National AMT-Free
Actual	1,000.00	1,058.40	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
S&P Short Term National AMT-Free
Actual	1,000.00	1,008.00	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
S&P New York AMT-Free
Actual	1,000.00	1,051.20	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.66%

CALIFORNIA — 98.66%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	$250	$233,888
0.00%, 10/01/17	(AMBAC)	70	58,426
4.75%, 10/01/25	(Call 04/30/12)
	(NPFGC)	500	500,180
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34	(Call 12/01/17)
	(AGM)	250	268,573
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37	(Call 04/01/17)
	(NPFGC)	625	643,888
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14)
	(NPFGC-FGIC)	780	846,464
Bay Area Toll Authority RB Highway Revenue Tolls
5.00%, 04/01/28	(Call 04/01/19)	375	423,330
5.00%, 04/01/39	(Call 04/01/18)	650	695,305
5.50%, 04/01/43	(PR 04/01/18)	2,100	2,319,975
Series F
5.00%, 04/01/24	(Call 04/01/16)	635	732,257
5.00%, 04/01/31	(Call 04/01/17)	2,050	2,337,017
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(AGM)	500	659,520
5.00%, 07/01/33	(PR 01/01/28)
	(AMBAC)	1,075	1,448,208
5.00%, 07/01/36	(PR 01/01/28)
	(AMBAC)	525	702,314
5.25%, 07/01/19	(PR 07/01/13)
	(AGM)	300	320,247

Security		Principal (000s)	Value

California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/13	(NPFGC-FGIC)	$150	$156,557
California State Department of Water Resources RB Electric Power & Light Revenues
Series A
5.13%, 05/01/19	(PR 05/01/12)	1,000	1,018,590
5.38%, 05/01/17	(PR 05/01/12)
	(XLCA)	1,000	1,019,020
5.38%, 05/01/18	(PR 05/01/12)
	(AMBAC)	1,875	1,910,662
5.38%, 05/01/22	(PR 05/01/12)	320	326,087
5.50%, 05/01/12		1,245	1,256,504
5.50%, 05/01/15	(PR 05/01/12)
	(AMBAC)	1,000	1,019,230
6.00%, 05/01/13	(PR 05/01/12)	550	561,055
Series H
5.00%, 05/01/22	(Call 05/01/18)
	(AGM)	1,150	1,340,198
Series K
5.00%, 05/01/18		1,250	1,537,937
Series L
4.00%, 05/01/15		125	138,698
5.00%, 05/01/14		1,000	1,101,150
5.00%, 05/01/17		1,000	1,211,070
5.00%, 05/01/19		1,550	1,921,132
5.00%, 05/01/20		250	311,893
5.00%, 05/01/22	(Call 05/01/20)	2,250	2,732,692
Series M
4.00%, 05/01/16		1,000	1,137,090
4.00%, 05/01/19		750	878,707
5.00%, 05/01/13		500	528,065
Series N
5.00%, 05/01/20		500	623,785
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25	(Call 06/01/18)	500	590,915
5.00%, 12/01/26	(Call 06/01/18)	500	589,640

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series AG
5.00%, 12/01/26	(Call 12/01/19)	$250	$298,295
California State Public Works Board RB Lease Abatement
5.00%, 01/01/19	(Call 01/01/16)
	(AMBAC)	500	542,605
5.00%, 12/01/19	(AMBAC)	270	300,642
5.00%, 01/01/21	(Call 01/01/16)	850	911,812
5.00%, 12/01/27	(Call 12/01/12)
	(AMBAC)	1,430	1,467,537
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	112,291
5.13%, 10/01/22	(Call 10/01/19)	250	280,758
5.25%, 10/01/23	(Call 10/01/19)	105	117,819
California State Public Works Board RB Lease Revenue
5.13%, 06/01/29	(Call 06/01/14)	250	254,858
5.25%, 06/01/30	(Call 06/01/15)	250	259,203
Series C
5.25%, 06/01/28	(Call 12/01/13)	300	306,585
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,070,870
Series E
5.00%, 04/01/34	(Call 04/01/19)	350	377,227
Series G
5.00%, 12/01/31	(Call 12/01/21)	250	280,315
California State University RB College & University Revenue
Series A
5.00%, 11/01/22	(Call 05/01/15)
	(AMBAC)	480	534,912
5.00%, 11/01/30	(Call 05/01/15)
	(AMBAC)	535	562,649
5.00%, 11/01/33	(Call 05/01/18)
	(AGM)	985	1,062,923
5.25%, 11/01/34	(Call 05/01/19)	250	277,358
Series C
5.00%, 11/01/38	(Call 11/01/15)
	(NPFGC)	400	415,452

Security		Principal (000s)	Value

California Statewide Communities Development Authority RB Miscellaneous Revenue
5.00%, 06/15/13		$3,700	$3,916,413
Chabot-Las Positas Community College District GO
0.00%, 08/01/26	(Call 08/01/16)
	(AMBAC)	250	125,870
5.00%, 08/01/29	(Call 08/01/16)
	(AMBAC)	130	140,746
5.00%, 08/01/31	(Call 08/01/16)
	(AMBAC)	700	751,856
Series C
0.00%, 08/01/36	(Call 08/01/16)
	(AMBAC)	645	168,642
0.00%, 08/01/37	(Call 08/01/16)
	(AMBAC)	1,000	246,380
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33	(Call 11/01/17)
	(AMBAC)	280	295,232
5.00%, 11/01/38	(Call 11/01/17)
	(AMBAC)	250	260,885
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	432,412
City & County of San Francisco GO
Series R1
2.85%, 06/15/12		500	504,020
5.00%, 06/15/20		500	627,350
City of Los Angeles GO
Series B
5.00%, 09/01/19		500	617,115
City of Los Angeles RB Sewer Revenue
Series A
4.75%, 06/01/35	(Call 06/01/15)
	(NPFGC)	875	912,992
5.00%, 06/01/16		200	235,920
5.00%, 06/01/39	(Call 06/01/19)	500	548,335

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17)
	(AMBAC)	$240	$247,493
Series D
5.00%, 03/01/28	(Call 03/01/14)
	(NPFGC)	550	565,736
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	(Call 08/01/19)	500	542,145
City of Vista COP Lease Abatement
5.00%, 05/01/37	(Call 05/01/17)
	(NPFGC)	285	290,703
County of Orange RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/28	(Call 07/01/19)	125	138,918
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	250	264,475
Series C
6.00%, 07/01/41	(PR 07/01/18)	500	553,850
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35	(Call 09/01/21)
	(AGM)	250	287,518
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17)
	(AGM)	1,000	141,610
5.00%, 08/01/37	(Call 08/01/17)
	(AGM)	500	534,950
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35	(Call 06/01/15)
	(NPFGC)	850	944,732

Security		Principal (000s)	Value

5.00%, 06/01/37	(Call 06/01/17)
	(NPFGC-FGIC)	$1,025	$1,174,486
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	215,889
5.00%, 07/01/33	(Call 07/01/18)	330	357,713
5.00%, 07/01/35	(Call 07/01/18)	580	622,566
Escondido Union High School District GO
Series C
0.00%, 08/01/51		1,155	124,890
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(Call 08/01/17)
	(AMBAC)	600	642,852
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17	(Call 04/30/12)
	(NPFGC)	100	76,281
0.00%, 01/15/18	(Call 04/30/12)
	(NPFGC)	100	72,076
0.00%, 01/01/30	(Radian-IBCC, (AGM-CR)	70	40,013
0.00%, 01/15/30	(Call 04/30/12)
	(NPFGC)	125	43,064
5.75%, 01/15/40	(Call 04/30/12)	2,000	1,955,040
Series A
0.00%, 01/01/19		200	179,106
0.00%, 01/01/23		225	174,852
0.00%, 01/01/25	(AMBAC)	800	574,912
0.00%, 01/01/26		400	275,976
0.00%, 01/01/28		500	316,900
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	75,050
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	468,089

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33	(Call 11/01/18)	$685	$732,594
Los Angeles Community College District GO
Series A
5.00%, 08/01/27	(Call 08/01/17)
	(NPFGC-FGIC)	375	420,638
5.00%, 08/01/32	(Call 08/01/17)
	(NPFGC-FGIC)	2,100	2,309,790
Los Angeles Convention & Exhibit Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	120	133,345
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/35	(Call 07/01/15)
	(AMBAC)	600	662,394
Series B
5.00%, 07/01/14		1,000	1,108,710
5.00%, 07/01/18		210	257,128
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15)
	(NPFGC-FGIC)	500	530,075
Series A
5.00%, 10/01/20		450	566,969
Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/27	(Call 05/15/20)	735	846,624
5.00%, 05/15/40	(Call 05/15/20)	2,700	2,972,565
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13		1,000	1,050,230
5.00%, 07/01/12	(NPFGC)	355	360,804
5.00%, 07/01/14		400	443,484
5.00%, 07/01/22	(Call 07/01/21)	500	614,745

Security		Principal (000s)	Value

Series A-1
5.00%, 07/01/17	(AMBAC)	$200	$243,114
5.00%, 07/01/37	(Call 07/01/17)
	(AMBAC)	1,650	1,777,000
5.00%, 07/01/39	(Call 07/01/17)
	(AMBAC)	650	699,374
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,368,276
Los Angeles Department of Water & Power RB Water Revenue Series A-2
5.00%, 07/01/35	(Call 07/01/16)
	(AMBAC)	850	908,998
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	33,025
5.00%, 09/01/25	(Call 09/01/18)	500	543,815
Los Angeles Unified School District GO
Series A
5.00%, 07/01/23	(PR 07/01/13)
	(AGM)	275	292,449
5.00%, 01/01/28	(PR 07/01/13)
	(NPFGC)	500	531,725
5.25%, 07/01/20	(PR 07/01/13)
	(AGM)	1,900	2,026,901
5.38%, 07/01/17	(PR 07/01/13)
	(NPFGC)	200	213,692
5.50%, 07/01/15	(PR 07/01/13)
	(NPFGC)	750	802,597
Series A-1
4.50%, 07/01/22	(Call 07/01/17)
	(AGM)	500	571,485
4.50%, 07/01/24	(Call 07/01/17)
	(AGM)	315	349,335
4.50%, 07/01/25	(Call 07/01/17)
	(NPFGC)	760	835,308
4.50%, 01/01/28	(Call 07/01/17)
	(NPFGC)	1,675	1,794,896
4.50%, 01/01/28	(Call 07/01/17)
	(AGC-ICC NPFGC)	100	107,158

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.00%, 07/01/20	(Call 07/01/15)
	(FGIC)	$1,225	$1,390,252
5.00%, 07/01/21	(Call 07/01/15)
	(FGIC)	900	1,021,410
Series B
4.75%, 07/01/19	(Call 07/01/16)
	(AGM)	1,250	1,435,962
5.00%, 07/01/23	(Call 07/01/16)
	(FGIC)	500	569,420
Series C
5.00%, 07/01/32	(Call 07/01/17)
	(AGM)	300	327,834
Series E
4.75%, 07/01/32	(Call 07/01/17)
	(AGM)	500	532,380
5.13%, 01/01/27	(PR 07/01/12)
	(NPFGC)	500	508,425
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	364,700
Series H
5.00%, 07/01/32	(Call 07/01/17)
	(AGM)	1,000	1,098,510
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	250	27,073
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,000	99,670
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		500	600,955
Series A
5.00%, 07/01/35	(Call 07/01/15)
	(AGM)	700	774,991
Series B
5.00%, 07/01/21	(Call 07/01/18)	540	642,001
Mount Diablo Unified School District GO
Series A
1.00%, 08/01/35	(Call 08/01/25)
	(AGM)	500	313,795

Security		Principal (000s)	Value

Newport Mesa Unified School District GO
0.00%, 08/01/36		$500	$150,360
0.00%, 08/01/38		500	134,700
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	545,420
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39	(Call 08/15/20)	885	972,712
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	500	180,680
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	145	157,035
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40		500	110,115
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47	(PR 05/01/17)
	(AMBAC)	125	128,411
Poway Unified School District GO
0.00%, 08/01/35		500	148,365
0.00%, 08/01/38		755	183,865
0.00%, 08/01/46		1,250	195,913
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	500	279,370
Riverside County Palm Desert Financing Authority RB Lease Abatement
Series A
6.00%, 05/01/22	(Call 05/01/18)	105	117,842
Sacramento Area Flood Control Agency Special Assessment
5.63%, 10/01/37	(Call 10/01/18)
	(BHAC)	750	854,865
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	550	623,634

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14)
	(AMBAC)	$600	$676,668
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series R
5.00%, 08/15/33	(Call 08/15/13)
	(NPFGC)	1,000	1,042,140
Series U
5.00%, 08/15/16	(AGM)	200	235,662
5.00%, 08/15/22	(Call 08/15/18)
	(AGM)	665	779,280
Series X
5.00%, 08/15/20		500	611,950
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(Call 08/01/18)	750	892,365
Series C
5.00%, 08/01/31	(Call 08/01/16)
	(AGM)	45	49,747
San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/17)
	(AGM)	550	607,552
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18)
	(AGM)	800	862,376
5.00%, 05/01/38	(Call 05/01/18)
	(AGM)	490	527,078
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	305,138
5.25%, 05/15/39	(Call 05/15/19)	500	561,065
Series B
5.00%, 05/15/14		1,200	1,322,424
5.00%, 05/15/22	(Call 05/15/19)	450	538,353

Security		Principal (000s)	Value

San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	$1,000	$1,150,860
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	400	443,796
San Diego Unified School District GO
0.00%, 07/01/35		500	148,500
0.00%, 07/01/38		500	122,875
0.00%, 07/01/45		1,000	164,370
Series C
0.00%, 07/01/46		500	77,800
Series F-1
4.50%, 07/01/29	(Call 07/01/16)
	(AGM)	1,125	1,193,569
5.25%, 07/01/28	(AGM)	450	554,324
San Francisco City & County Airports Commission RB Port Airport & Marina
Revenue Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	400	491,848
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	961,082
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	864,520
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.50%, 11/01/31	(Call 05/01/16)
	(AGM)	875	918,015
5.00%, 11/01/30	(Call 11/01/21)	500	583,395
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,108,630
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20		170	147,035
0.00%, 01/01/22		150	120,948
0.00%, 01/01/23		250	194,280
0.00%, 01/01/24		575	428,979
0.00%, 01/01/26		280	193,183

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/32	(Call 06/01/12)
	(AMBAC)	$500	$501,925
San Jose Redevelopment Agency TA Tax Increment/Allocation Revenue
Series C
5.00%, 08/01/25	(Call 08/01/17)
	(NPFGC)	585	586,076
Series D
5.00%, 08/01/20	(Call 08/01/17)
	(AMBAC)	220	226,406
5.00%, 08/01/21	(Call 08/01/17)
	(AMBAC)	455	464,287
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	400	445,728
5.00%, 09/01/38	(Call 09/01/16)	550	598,615
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 06/01/34	(Call 06/01/15)
	(NPFGC)	495	511,701
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/36	(Call 07/15/18)	750	790,957
San Mateo Union High School District GO
0.00%, 09/01/33		500	230,665
0.00%, 09/01/41	(Call 09/01/36)	500	230,420
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,000	338,420
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32	(Call 04/01/17)
	(AMBAC)	1,025	1,107,482

Security		Principal (000s)	Value

Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	$500	$471,365
5.00%, 07/01/30	(Call 07/01/20)	500	570,895
6.00%, 07/01/27	(Call 07/01/18)	195	240,139
Series A
5.50%, 01/01/14	(AGM)	800	875,136
State of California GO
3.50%, 03/01/17		100	111,373
4.00%, 11/01/13		750	794,902
4.00%, 10/01/14		850	924,128
4.00%, 07/01/16	(Call 07/01/12)	1,000	1,011,910
4.50%, 08/01/26	(Call 02/01/17)	1,250	1,320,050
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,126,176
5.00%, 09/01/12		900	921,600
5.00%, 02/01/13		225	234,641
5.00%, 03/01/13		500	523,355
5.00%, 04/01/15		1,375	1,550,395
5.00%, 03/01/16		370	428,630
5.00%, 11/01/16		275	325,196
5.00%, 03/01/17	(Call 03/01/15)	450	500,967
5.00%, 04/01/17		485	576,718
5.00%, 06/01/17	(XLCA)	375	447,848
5.00%, 03/01/18	(Call 03/01/15)	750	844,890
5.00%, 05/01/18	(Call 05/01/15)	600	679,722
5.00%, 06/01/18	(Call 06/01/17)
	(NPFGC)	560	660,330
5.00%, 08/01/18	(Call 02/01/17)	550	642,087
5.00%, 06/01/19	(Call 06/01/17)
	(NPFGC)	350	405,419
5.00%, 08/01/19	(Call 02/01/17)	640	734,323
5.00%, 10/01/20	(Call 10/01/16)	400	456,604
5.00%, 12/01/20	(Call 12/01/16)	500	572,795
5.00%, 08/01/21	(Call 08/01/15)	215	240,628
5.00%, 11/01/21	(Call 11/01/17)	900	1,050,282
5.00%, 03/01/22	(Call 03/01/15)
	(AMBAC)	550	606,859
5.00%, 06/01/22	(Call 06/01/17)
	(AMBAC)	1,500	1,727,355
5.00%, 08/01/22	(Call 02/01/17)	500	571,010

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.00%, 03/01/23	(Call 03/01/16)	$625	$695,656
5.00%, 11/01/23	(Call 11/01/20)	500	585,755
5.00%, 08/01/24	(Call 02/01/17)	750	841,935
5.00%, 11/01/24	(Call 11/01/20)	250	290,990
5.00%, 03/01/25	(Call 03/01/20)	750	859,725
5.00%, 12/01/26	(Call 12/01/16)	1,250	1,374,225
5.00%, 03/01/27	(Call 03/01/20)	300	337,419
5.00%, 09/01/27	(Call 09/01/16)	500	545,000
5.00%, 06/01/29	(Call 12/01/14)
	(AMBAC)	500	531,145
5.00%, 10/01/29	(Call 10/01/19)	750	825,435
5.00%, 06/01/32	(Call 06/01/17)	2,220	2,354,399
5.00%, 02/01/33	(PR 02/01/14)	2,395	2,612,873
5.00%, 09/01/35	(Call 09/01/16)	1,350	1,423,939
5.00%, 06/01/37	(Call 06/01/17)	1,090	1,139,039
5.00%, 11/01/37	(Call 11/01/17)	1,000	1,048,180
5.00%, 12/01/37	(Call 12/01/17)	885	928,188
5.00%, 04/01/38	(Call 04/01/18)	500	525,390
5.00%, 10/01/41	(Call 10/01/21)	500	533,730
5.25%, 09/01/22		315	388,697
5.25%, 10/01/29	(Call 10/01/19)	1,975	2,209,116
5.25%, 08/01/32	(AGM)	745	927,845
5.25%, 04/01/34	(PR 04/01/14)	1,200	1,324,656
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,293,654
5.50%, 11/01/39	(Call 11/01/19)	2,100	2,334,066
5.50%, 03/01/40	(Call 03/01/20)	1,500	1,662,585
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,172,320
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,165,380
6.00%, 03/01/33	(Call 03/01/20)	515	616,532
6.00%, 04/01/38	(Call 04/01/19)	1,250	1,448,037
Series 2
5.00%, 09/01/29	(Call 03/01/16)
	(AMBAC)	590	626,663
Series A
4.00%, 07/01/16		90	102,216
4.40%, 07/01/18		200	237,926
5.00%, 07/01/12	(NPFGC)	945	960,266
5.00%, 07/01/16		500	589,140
5.00%, 07/01/18		1,125	1,379,779
5.00%, 07/01/19		825	1,022,670
5.00%, 07/01/20	(Call 07/01/19)	1,000	1,223,280

Security		Principal (000s)	Value

5.00%, 07/01/22	(Call 07/01/16)	$1,990	$2,297,893
5.25%, 07/01/12		300	305,076
5.25%, 07/01/13		385	409,906
5.25%, 07/01/13	(NPFGC)	790	841,105
5.25%, 07/01/14	(NPFGC-FGIC)	1,345	1,494,698
5.25%, 07/01/14		550	611,215
5.25%, 07/01/21	(Call 07/01/19)	125	153,508
Series B
5.00%, 07/01/23		1,215	1,334,191
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	(Call 01/01/20)	500	530,570
University of California RB College & University Revenue
Series B
5.25%, 05/15/23	(Call 05/15/13)
	(AMBAC)	400	422,160
Series J
4.50%, 05/15/35	(Call 05/15/15)
	(AGM)	2,650	2,738,112
University of California RB Health Hospital Nursing Home Revenue
Series A
4.50%, 05/15/37	(Call 05/15/15)
	(NPFGC)	1,000	1,007,570
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17)
	(AMBAC)	380	415,929
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	250	290,560
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(Call 08/01/18)
	(BHAC)	195	220,919
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	102,520

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s) or Shares	Value

William S Hart Union High School District GO
Series A
0.00%, 08/01/33		$450	$140,742
Series B
0.00%, 08/01/34	(AGM)	500	150,405
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18)
	(AGM)	245	275,708
5.00%, 08/01/32	(Call 08/01/18)
	(AGM)	500	550,335
Yuba Community College District GO
Series A
5.00%, 08/01/22	(Call 08/01/17)
	(AMBAC)	430	492,849

			206,804,380

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $190,525,123)			206,804,380

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Liquidity Funds — California Money Fund, Institutional Shares
0.03%[a,b]		469,079	469,079

			469,079

TOTAL SHORT-TERM INVESTMENTS
(Cost: $469,079)			469,079

TOTAL INVESTMENTS IN SECURITIES — 98.88%
(Cost: $190,994,202)			207,273,459
Other Assets, Less Liabilities —1.12%			2,339,207

NET ASSETS — 100.00%			$209,612,666

COP — Certificates of Participation

GO — General Obligation

PR — Prerefunded

RB — Revenue Bond

TA — Tax Allocation

Insured by:

AGC-ICC — Assured Guaranty Corp. — Insured Custody Certificates

AGM — Assured Guaranty Municipal Corp.

AGM-CR — AGM Insured Custodial Receipts

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

Radian-IBCC — Radian Asset Assurance — Insured Bond Custodial Certificate

XLCA — XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.35%

ALABAMA — 0.21%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14		$1,000	$1,099,680
5.00%, 05/01/18		500	610,605
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37	(Call 07/01/17)
	(AMBAC)	500	516,990
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41	(Call 01/01/21)	1,000	1,071,480
Series B
5.00%, 01/01/43	(PR 01/01/13)
	(NPFGC)	2,525	2,626,303

			5,925,058

ALASKA — 0.01%
City of Anchorage GO
Series B
5.25%, 12/01/16	(AMBAC)	300	362,964

			362,964

ARIZONA — 1.63%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.25%, 09/01/17	(PR 03/01/13)
	(NPFGC)	3,500	3,676,610
Series A-1
5.00%, 09/01/17	(Call 09/01/15)
	(NPFGC-FGIC)	245	268,951
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,136,320
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,662,482
5.75%, 09/01/19	(Call 09/01/18)	1,200	1,420,716

Security		Principal (000s)	Value

Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/21		$1,500	$1,873,590
5.00%, 07/01/24	(Call 07/01/21)	935	1,135,090
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		700	849,268
5.00%, 07/01/24	(Call 07/01/19)	685	815,588
5.25%, 07/01/20	(Call 07/01/19)	480	600,096
Arizona Water Infrastructure Finance Authority RB Water Revenue
Series A
5.00%, 10/01/30	(Call 10/01/20)	2,600	3,066,544
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	500	587,560
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,803,343
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	370	393,295
5.00%, 07/01/19	(Call 07/01/14)
	(AMBAC)	845	924,785
5.00%, 07/01/41	(Call 07/01/15)
	(NPFGC-FGIC)	3,250	3,382,958
Phoenix Civic Improvement Corp. RB Special Assessment
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	880,848
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25	(Call 07/01/15)
	(NPFGC)	1,800	1,991,952
5.00%, 07/01/19	(Call 07/01/15)
	(NPFGC)	500	563,570
Pima County Industrial Development Authority RB Lease Appropriation
4.75%, 09/01/30	(Call 03/01/18)	295	309,437

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41	(Call 07/01/21)	$1,000	$1,078,760
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/27	(Call 01/01/18)	1,800	2,071,962
5.00%, 01/01/38	(Call 01/01/18)	8,265	9,000,750
Series B
4.00%, 01/01/18		1,225	1,423,095
5.00%, 12/01/19		500	627,165
5.00%, 01/01/22	(PR 01/01/13)	900	936,108
5.00%, 01/01/31	(PR 01/01/13)	1,965	2,043,679
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18	(AGM)	200	236,484
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,095,690
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	424,452

			46,281,148
CALIFORNIA — 22.87%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	250	233,888
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)	2,000	526,900
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32	(AGM)	3,040	909,902
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14)
	(NPFGC-FGIC)	1,300	1,375,693
Bay Area Toll Authority RB Highway Revenue Tolls
5.00%, 04/01/28	(Call 04/01/19)	1,425	1,608,654
5.00%, 04/01/34	(Call 04/01/18)	500	543,365

Security		Principal (000s)	Value

5.13%, 04/01/39	(Call 04/01/19)	$825	$897,369
5.63%, 04/01/44	(Call 04/01/19)	1,295	1,460,333
Series F
5.00%, 04/01/15		500	567,310
5.00%, 04/01/17	(Call 04/01/16)	150	174,668
5.00%, 04/01/18	(Call 04/01/16)	1,000	1,165,800
5.00%, 04/01/21	(Call 04/01/16)	250	289,813
5.00%, 04/01/23	(Call 04/01/16)	275	317,837
5.00%, 04/01/25	(Call 04/01/16)	2,000	2,287,460
5.00%, 04/01/26	(Call 04/01/16)	1,200	1,370,928
5.00%, 04/01/31	(Call 04/01/16)	3,100	3,482,788
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	1,510	1,629,048
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39		120	161,806
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(AGM)	2,845	3,752,669
5.00%, 07/01/24	(FGIC)	2,500	3,290,775
5.00%, 07/01/29	(PR 01/01/28)
	(FGIC)	3,600	4,815,864
5.00%, 07/01/33	(PR 01/01/28)
	(AMBAC)	1,000	1,347,170
5.00%, 07/01/36	(PR 01/01/28)
	(AMBAC)	500	668,870
5.13%, 07/01/37	(PR 07/01/26)
	(AMBAC)	470	632,404
5.25%, 07/01/21	(PR 07/01/13)
	(AGM)	850	907,367
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/13	(NPFGC-FGIC)	1,810	1,889,115
5.00%, 02/01/15	(NPFGC-FGIC)	855	964,346

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

California State Department of Water Resources RB Electric Power & Light Revenues
Series A
5.25%, 05/01/20	(PR 05/01/12)
	(NPFGC)	$3,300	$3,362,040
5.38%, 05/01/17	(PR 05/01/12)
	(XLCA)	1,500	1,528,530
5.38%, 05/01/18	(PR 05/01/12)
	(AMBAC)	1,000	1,019,020
5.38%, 05/01/22	(PR 05/01/12)	500	509,510
5.50%, 05/01/14	(PR 05/01/12)
	(AMBAC)	2,400	2,446,152
5.50%, 05/01/15	(PR 05/01/12)
	(AMBAC)	7,385	7,527,014
5.75%, 05/01/17	(PR 05/01/12)	12,675	12,924,190
6.00%, 05/01/14	(PR 05/01/12)	1,500	1,530,150
Series H
5.00%, 05/01/22	(Call 05/01/18)	4,700	5,477,333
Series K
5.00%, 05/01/18		2,040	2,509,914
Series L
4.00%, 05/01/15		100	110,958
5.00%, 05/01/12		3,030	3,055,391
5.00%, 05/01/14		1,900	2,092,185
5.00%, 05/01/15		1,000	1,141,000
5.00%, 05/01/16		1,000	1,178,170
5.00%, 05/01/17		1,250	1,513,837
5.00%, 05/01/18		1,100	1,353,385
5.00%, 05/01/19		1,565	1,939,724
5.00%, 05/01/20		2,500	3,118,925
5.00%, 05/01/21	(Call 05/01/20)	1,000	1,230,540
5.00%, 05/01/22	(Call 05/01/20)	1,180	1,433,145
Series M
4.00%, 05/01/14		1,600	1,727,248
4.00%, 05/01/16		1,500	1,705,635
4.00%, 05/01/19		500	585,805
5.00%, 05/01/13		750	792,098
5.00%, 05/01/15		1,000	1,141,000
Series N
5.00%, 05/01/13		1,000	1,056,130
5.00%, 05/01/20		500	623,785

Security		Principal (000s)	Value

California State Department of Water Resources RB Water Revenue
5.00%, 05/01/21	(Call 05/01/18)	$1,000	$1,177,420
5.00%, 05/01/22	(Call 05/01/18)	1,445	1,683,989
Series AE
5.00%, 12/01/24	(Call 06/01/18)	650	770,218
5.00%, 12/01/27	(Call 06/01/18)	500	586,225
5.00%, 12/01/28	(Call 06/01/18)	695	811,795
Series G-4
5.00%, 05/01/16		1,250	1,472,712
California State Public Works Board RB Lease Abatement
5.00%, 12/01/19	(AMBAC)	20	22,270
5.25%, 01/01/16	(AMBAC)	1,350	1,541,403
6.25%, 04/01/34	(Call 04/01/19)	1,725	1,987,717
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,143,950
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,295,985
California State Public Works Board RB Lease Revenue
5.13%, 06/01/29	(Call 06/01/14)	580	591,269
5.25%, 06/01/30	(Call 06/01/15)	2,100	2,177,301
Series C
5.25%, 06/01/28	(Call 12/01/13)	1,570	1,604,461
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,695,510
5.00%, 12/01/31	(Call 12/01/21)	500	535,435
Series G
5.00%, 12/01/31	(Call 12/01/21)	750	840,945
California State University RB College & University Revenue
Series A
5.00%, 11/01/30	(Call 05/01/15)
	(AMBAC)	1,365	1,435,543
5.25%, 11/01/34	(Call 05/01/19)	500	554,715
5.25%, 11/01/38	(Call 05/01/19)	2,500	2,756,925
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		750	784,200
5.00%, 06/15/13		8,670	9,177,108

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/16)
	(AMBAC)	$5,145	$5,526,142
Series C
0.00%, 08/01/32		500	169,425
0.00%, 08/01/37	(Call 08/01/16)
	(AMBAC)	500	123,190
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	500	540,515
City & County of San Francisco GO
Series 2008
2.85%, 06/15/12		1,000	1,008,040
Series R1
5.00%, 06/15/21		2,525	3,181,348
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,254,990
City of Bakersfield RB Sewer Revenue
Series A
5.00%, 09/15/32	(Call 09/15/17)
	(AGM)	3,550	3,818,060
City of Los Angeles GO
Series B
5.00%, 09/01/19		1,000	1,234,230
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/34	(Call 06/01/15)	4,000	4,236,000
	(NPFGC)
5.00%, 06/01/39	(Call 06/01/19)	500	548,335
City of Redding COP Electric Power & Light Revenues
Series A
5.00%, 06/01/30	(Call 06/01/18)
	(AGM)	1,000	1,106,640
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17)
	(AMBAC)	1,390	1,433,396

Security		Principal (000s)	Value

Series D
5.00%, 03/01/28	(Call 03/01/14)
	(NPFGC)	$1,000	$1,028,610
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	(Call 08/01/19)	105	113,850
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,211,296
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,374,275
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,888,628
County of Solano COP Lease Abatement
5.00%, 11/01/32	(PR 11/01/12)
	(NPFGC)	1,500	1,548,675
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35	(Call 09/01/21)
	(AGM)	750	862,553
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17)
	(AGM)	2,000	283,220
5.00%, 08/01/37	(Call 08/01/17)
	(AGM)	1,620	1,733,238
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14)
	(AGM)	1,000	1,106,360
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/32	(Call 06/01/17)
	(NPFGC-FGIC)	1,000	1,148,430
5.00%, 06/01/35	(Call 06/01/15)
	(NPFGC)	1,100	1,222,595
5.00%, 06/01/36	(Call 06/01/20)	2,000	2,282,640
5.00%, 06/01/37	(Call 06/01/17)
	(NPFGC-FGIC)	275	315,106

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/35	(Call 07/01/18)	$500	$536,695
Escondido Union High School District GO
Series C
0.00%, 08/01/51		1,000	108,130
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,107,630
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17	(Call 04/30/12)
	(NPFGC)	160	122,050
0.00%, 01/15/24	(Call 04/02/12)	1,000	493,220
0.00%, 01/15/30	(Call 04/30/12)
	(NPFGC)	435	149,862
5.75%, 01/15/40	(Call 04/30/12)	3,000	2,932,560
Series A
0.00%, 01/01/15		500	493,100
0.00%, 01/01/20		525	454,078
0.00%, 01/01/23		500	388,560
0.00%, 01/01/25		2,000	1,437,280
0.00%, 01/01/26		1,500	1,034,910
0.00%, 01/01/28		2,500	1,584,500
0.00%, 01/01/30		500	288,325
Los Angeles Community College District GO
Series A
5.00%, 08/01/27	(Call 08/01/17)
	(NPFGC-FGIC)	2,000	2,243,400
5.00%, 08/01/32	(Call 08/01/17)
	(NPFGC-FGIC)	700	769,930
6.00%, 08/01/33	(Call 08/01/19)	1,000	1,193,860
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	1,500	1,661,085
Los Angeles Convention & Exhibit Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	2,000	2,222,420
5.13%, 08/15/22	(Call 08/15/18)	1,050	1,155,347

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14		$5,490	$6,086,818
5.00%, 07/01/15		900	1,032,318
5.00%, 07/01/17		200	241,950
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,253,410
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15)
	(NPFGC-FGIC)	1,500	1,590,225
Series A
5.00%, 10/01/20		1,000	1,259,930
Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/40	(Call 05/15/20)	3,700	4,073,515
5.25%, 05/15/33	(Call 05/15/20)	1,000	1,136,900
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,108,610
Series B
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,269,400
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
5.00%, 07/01/16		500	593,370
Series A
4.00%, 07/01/13		3,000	3,150,690
5.00%, 07/01/14		1,000	1,108,710
5.00%, 07/01/21		1,605	2,001,660
5.00%, 07/01/22	(Call 07/01/21)	500	614,745
5.00%, 07/01/30	(Call 07/01/13)	1,400	1,460,298
Series A-1
5.25%, 07/01/38	(Call 07/01/18)	5,825	6,641,840
Series B
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,958,076
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/38	(Call 07/01/17)
	(AMBAC)	1,800	1,937,628

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series A-2
5.00%, 07/01/44	(Call 07/01/17)
	(AMBAC)	$1,200	$1,286,304
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series B1
4.75%, 08/01/37	(Call 08/01/14)
	(NPFGC-FGIC)	295	298,758
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13	(NPFGC)	875	929,906
5.00%, 07/01/17	(Call 07/01/16)
	(NPFGC)	1,000	1,174,070
5.00%, 07/01/21	(PR 07/01/13)
	(AGM)	500	531,725
5.00%, 07/01/22	(PR 07/01/13)
	(AGM)	6,135	6,524,266
5.00%, 07/01/23	(PR 07/01/13)
	(AGM)	1,000	1,063,450
5.00%, 07/01/24	(PR 07/01/13)
	(AGM)	1,000	1,063,450
5.00%, 01/01/28	(PR 07/01/13)
	(NPFGC)	1,400	1,488,830
5.25%, 07/01/14	(Call 07/01/13)
	(NPFGC)	900	960,111
5.25%, 07/01/20	(PR 07/01/13)
	(AGM)	2,075	2,213,589
Series A-1
4.50%, 07/01/22	(Call 07/01/17)
	(AGM)	2,700	3,086,019
4.50%, 07/01/25	(Call 07/01/17)
	(NPFGC)	2,900	3,187,361
Series B
5.00%, 07/01/16	(AGM)	600	704,160
5.00%, 07/01/22	(Call 07/01/16)
	(FGIC)	200	227,768
5.00%, 07/01/23	(Call 07/01/16)
	(FGIC)	500	569,420
Series D
5.00%, 01/01/34	(Call 07/01/19)	250	276,288
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,149,100

Security		Principal (000s)	Value

Series E
4.75%, 07/01/32	(Call 07/01/17)
	(AGM)	$6,300	$6,707,988
5.13%, 07/01/22	(PR 07/01/12)
	(NPFGC)	500	508,425
5.13%, 01/01/27	(PR 07/01/12)
	(NPFGC)	2,500	2,542,125
Series F
5.00%, 07/01/15	(PR 07/01/13)
	(AGM)	500	531,725
5.00%, 01/01/28	(PR 07/01/13)
	(FGIC)	700	744,415
Series I
5.00%, 07/01/14		400	442,692
5.00%, 07/01/27	(Call 07/01/19)	3,000	3,443,580
Series KY
4.00%, 07/01/12		4,500	4,558,680
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/19	(Call 07/01/18)
	(AGM)	300	359,547
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	81,218
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	149,505
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		2,500	3,004,775
Series A
5.00%, 10/01/29	(Call 04/01/22)	1,000	1,213,730
Series C
5.00%, 10/01/26	(Call 10/01/21)	1,000	1,230,450
5.00%,10/01/27		500	665,140
5.00%, 07/01/35	(Call 07/01/16)	2,400	2,657,112
Modesto Irrigation District COP Lease Revenue
Series A
6.00%, 10/01/39	(Call 04/01/19)	500	562,815

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25)
	(AGM)	$1,500	$941,385

Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	404,100
0.00%, 08/01/41	(Call 08/01/21)	520	79,388
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,165,480
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	545,420
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	1,000	361,360
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	500	541,500
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47	(Call 05/01/17)
	(AMBAC)	625	642,056
Poway Unified School District GO
0.00%, 08/01/33		1,000	332,960
0.00%, 08/01/41		1,500	309,030
0.00%, 08/01/46		2,750	431,008
0.00%, 08/01/51		1,250	139,050
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	560	312,894
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	440	498,907
Series A
4.75%, 05/01/23	(Call 04/30/12)
	(AMBAC)	180	180,079
5.40%, 11/01/20	(AMBAC)	500	579,630

Security		Principal (000s)	Value

Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/35	(Call 08/01/15)
	(NPFGC)	$775	$836,589

Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/27	(Call 08/15/18)
	(AGM)	3,875	4,373,170
Series X
5.00%, 08/15/20		500	611,950
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,173,380
Sacramento Municipal Utility District RB Water Revenue
5.13%, 07/01/29	(Call 07/01/16)
	(NPFGC)	1,000	1,059,060
San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/17)
	(AGM)	900	994,176
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,520,806
San Diego County Water Authority COP Water Revenue
Series A
5.00%, 05/01/33	(Call 05/01/18)
	(AGM)	3,800	4,096,286
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,122,130
Series B
5.00%, 05/15/18		1,000	1,226,900
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,392,680
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	700	805,602

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	$1,500	$1,664,235

San Diego Unified School District GO
0.00%, 07/01/30		1,300	541,788
0.00%, 07/01/35		1,710	507,870
0.00%, 07/01/43		1,180	216,613
0.00%, 07/01/44		1,800	312,822
Series C
0.00%, 07/01/46		275	42,790
Series D-1
5.50%, 07/01/17	(NPFGC)	105	125,665
Series D-2
4.75%, 07/01/27	(Call 07/01/15)
	(AGM)	3,595	3,871,707
Series F-1
4.50%, 07/01/29	(Call 07/01/16)
	(AGM)	1,200	1,273,140
San Francisco Bay Area Rapid Transit District GO
Series B
5.00%, 08/01/32	(Call 08/01/17)	1,400	1,587,740
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Second Series
5.00%, 05/01/28	(Call 05/01/22)	1,500	1,738,440
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,098,380
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,621,000
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	540,325
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.75%, 11/01/36	(Call 05/01/16)
	(AGM)	2,000	2,110,480
5.00%, 11/01/30	(Call 11/01/21)	500	583,395
5.00%, 11/01/35	(Call 11/01/19)	1,000	1,120,110

Security		Principal (000s)	Value

Series B
5.00%, 11/01/39	(Call 11/01/19)	$1,000	$1,108,630

San Joaquin County Transportation Authority RB Sales Tax Revenue
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	574,175

San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/19		980	877,619
0.00%, 01/01/20		500	432,455
San Jose Financing Authority RB Lease Abatement Series B
5.00%, 06/01/27	(Call 06/01/12)
	(AMBAC)	1,000	1,004,780
San Jose Redevelopment Agency TA Tax Increment/Allocation Revenue
Series C
5.00%, 08/01/25	(Call 08/01/17)
	(NPFGC)	1,000	1,001,840
Series D
5.00%, 08/01/21	(Call 08/01/17)
	(AMBAC)	770	785,716
5.00%, 08/01/23	(Call 08/01/17)
	(AMBAC)	500	504,705
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	3,750	4,178,700
5.00%, 09/01/38	(Call 09/01/16)	1,700	1,850,263
Series C
0.00%, 09/01/30	(NPFGC)	500	221,035
San Mateo Foster City School District RB Miscellaneous Revenue
4.50%, 08/15/15	(AGM)	100	113,203
San Mateo Joint Powers Financing Authority RB Lease Abatement Series A
5.00%, 07/15/33	(Call 07/15/18)	750	799,643

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

San Mateo Union High School District GO
0.00%, 09/01/33		$500	$230,665
0.00%, 09/01/41	(Call 09/01/36)	460	211,986
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	507,630
Santa Clara County Financing Authority RB Lease Abatement Series L
5.25%, 05/15/36	(Call 05/15/18)	500	549,025
Santa Clara Valley Transportation Authority RB Sales Tax Revenue Series A
5.00%, 04/01/32	(Call 04/01/17)
	(AMBAC)	1,400	1,512,658
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	471,365
5.00%, 07/01/18		1,500	1,834,065
5.00%, 07/01/22	(Call 07/01/20)	2,000	2,428,700
5.00%, 07/01/30	(Call 07/01/20)	1,500	1,712,685
6.75%, 07/01/13		1,200	1,293,000
Series A-2003-1
5.00%, 07/01/33	(PR 07/01/13)
	(AMBAC)	625	665,094
State of California GO
3.00%, 09/01/13		500	519,670
3.20%, 04/01/13		300	309,300
3.50%, 10/01/17		1,000	1,123,560
4.00%, 08/01/12		1,000	1,015,900
4.00%, 04/01/13		1,750	1,819,457
4.00%, 09/01/13	(NPFGC)	700	738,038
4.00%, 11/01/13		1,000	1,059,870
4.00%, 09/01/14	(NPFGC)	500	542,345
4.00%, 08/01/15		200	221,168
4.00%, 07/01/16	(Call 07/01/12)	750	758,933
4.00%, 09/01/17		295	338,878
4.00%, 09/01/20		500	566,690
4.50%, 08/01/26	(Call 02/01/17)	1,650	1,742,466
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,098,900
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,113,850

Security		Principal (000s)	Value

4.75%, 04/01/18		$280	$333,984
5.00%, 03/01/12		3,085	3,085,833
5.00%, 05/01/12		865	872,162
5.00%, 09/01/12		230	235,520
5.00%, 11/01/12		500	515,825
5.00%, 02/01/13		1,000	1,042,850
5.00%, 03/01/13		2,360	2,470,236
5.00%, 05/01/13		1,800	1,897,884
5.00%, 03/01/14		1,600	1,741,584
5.00%, 03/01/14	(NPFGC-FGIC)	165	179,601
5.00%, 05/01/14		1,125	1,232,606
5.00%, 08/01/14		660	730,066
5.00%, 11/01/14		500	558,090
5.00%, 03/01/15		500	562,305
5.00%, 04/01/15		2,500	2,818,900
5.00%, 11/01/15		1,500	1,723,395
5.00%, 12/01/15		380	425,455
5.00%, 03/01/16		2,845	3,295,819
5.00%, 04/01/16		600	696,906
5.00%, 05/01/16	(Call 05/01/15)	300	337,704
5.00%, 08/01/16		200	234,720
5.00%, 10/01/16		850	1,002,618
5.00%, 11/01/16	(AMBAC)	345	407,973
5.00%, 12/01/16		200	237,102
5.00%, 03/01/17	(Call 03/01/15)	3,100	3,451,106
5.00%, 04/01/17		725	862,105
5.00%, 05/01/17	(Call 05/01/15)	550	615,401
5.00%, 06/01/17	(Call 06/01/15)	4,750	5,328,265
5.00%, 06/01/17	(XLCA)	300	358,278
5.00%, 03/01/18		400	482,028
5.00%, 04/01/18		2,650	3,199,424
5.00%, 05/01/18	(Call 05/01/15)	1,620	1,835,249
5.00%, 06/01/18	(Call 06/01/17)
	(NPFGC)	1,000	1,179,160
5.00%, 08/01/18	(Call 02/01/17)	295	344,392
5.00%, 03/01/19	(Call 03/01/15)	6,125	6,854,242
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,361,313
5.00%, 09/01/19		500	609,235
5.00%, 10/01/19		1,000	1,219,680
5.00%, 11/01/20	(Call 11/01/17)
	(NPFGC)	500	586,370

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.00%, 12/01/20	(Call 12/01/16)	$510	$584,251
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,457,508
5.00%, 08/01/21	(Call 02/01/17)	900	1,018,228
5.00%, 10/01/21	(Call 10/01/19)	1,800	2,113,758
5.00%, 11/01/21	(Call 11/01/17)	250	291,745
5.00%, 08/01/22	(Call 02/01/17)	320	365,446
5.00%, 12/01/22	(Call 12/01/16)	250	284,145
5.00%, 06/01/23	(Call 12/01/14)
	(AMBAC)	1,000	1,093,090
5.00%, 08/01/23	(Call 02/01/17)	340	386,080
5.00%, 10/01/23	(Call 05/07/12)	500	501,600
5.00%, 02/01/24	(Call 08/01/13)	3,505	3,689,153
5.00%, 08/01/24	(Call 02/01/17)	750	841,935
5.00%, 02/01/25	(Call 08/01/13)	1,500	1,576,845
5.00%, 04/01/25	(Call 04/01/18)	1,050	1,195,793
5.00%, 08/01/25	(Call 02/01/17)	2,850	3,169,912
5.00%, 11/01/25	(Call 11/01/20)	500	577,370
5.00%, 12/01/26	(Call 12/01/16)	1,250	1,374,225
5.00%, 02/01/27	(AMBAC)	550	665,264
5.00%, 06/01/27	(Call 06/01/17)
	(NPFGC-FGIC)	2,000	2,208,000
5.00%, 08/01/27	(Call 08/01/15)
	(AGM)	1,000	1,083,000
5.00%, 03/01/28	(Call 03/01/16)	1,250	1,345,650
5.00%, 08/01/28	(Call 08/01/18)	250	279,625
5.00%, 10/01/29	(Call 10/01/19)	13,185	14,511,147
5.00%, 04/01/31	(PR 04/01/14)
	(AMBAC)	1,450	1,593,086
5.00%, 02/01/32	(Call 08/01/13)	1,000	1,028,890
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,202,831
5.00%, 11/01/32	(Call 11/01/17)	2,995	3,189,256
5.00%, 06/01/37	(Call 06/01/17)	5,250	5,486,197
5.00%, 11/01/37	(Call 11/01/17)	6,100	6,393,898
5.00%, 12/01/37	(Call 12/01/17)	4,815	5,049,972
5.00%, 04/01/38	(Call 04/01/18)	2,835	2,978,961
5.00%, 09/01/41	(Call 09/01/21)	3,000	3,201,030
5.00%, 10/01/41	(Call 10/01/21)	3,000	3,202,380
5.13%, 03/01/25	(Call 03/01/18)	560	640,965
5.13%, 02/01/28	(PR 02/01/14)	1,200	1,312,032
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,214,249
5.25%, 12/01/12		1,000	1,037,310

Security		Principal (000s)	Value

5.25%, 02/01/14	(Call 08/01/13)	$175	$186,981
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,404,389
5.25%, 10/01/21	(Call 10/01/19)	1,000	1,191,510
5.25%, 09/01/22		300	370,188
5.25%, 02/01/23		250	309,308
5.25%, 09/01/23	(Call 09/01/21)	4,790	5,784,356
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,398,520
5.25%, 10/01/29	(Call 10/01/19)	3,400	3,803,036
5.25%, 03/01/30	(Call 03/01/20)	500	560,260
5.25%, 08/01/32	(AGM)	2,780	3,462,295
5.25%, 04/01/34	(PR 04/01/14)	1,000	1,103,880
5.25%, 03/01/38	(Call 03/01/18)	5,750	6,235,702
5.50%, 04/01/18		1,000	1,236,380
5.50%, 04/01/19		155	193,004
5.50%, 04/01/21	(Call 04/01/19)	315	383,525
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,390,820
5.50%, 08/01/30	(Call 08/01/18)	485	543,898
5.50%, 11/01/34	(Call 11/01/19)	650	733,512
5.50%, 11/01/39	(Call 11/01/19)	1,490	1,656,075
5.50%, 03/01/40	(Call 03/01/20)	2,000	2,216,780
5.60%, 03/01/36	(Call 03/01/20)	595	676,598
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,182,670
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,997,687
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,563,836
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,197,150
6.00%, 04/01/35	(Call 04/01/19)	430	500,180
6.00%, 11/01/35	(Call 11/01/19)	235	276,118
6.00%, 04/01/38	(Call 04/01/19)	17,350	20,098,760
6.00%, 11/01/39	(Call 11/01/19)	5,500	6,417,840
6.25%, 09/01/12		345	355,385
6.50%, 04/01/33	(Call 04/01/19)	4,700	5,780,389
Series A
4.25%, 07/01/17		1,080	1,263,870
5.00%, 07/01/12	(NPFGC)	695	706,440
5.00%, 07/01/15	(Call 07/01/14)
	(NPFGC)	600	663,144
5.00%, 07/01/17		625	755,731
5.00%, 07/01/18		3,950	4,844,556
5.00%, 07/01/19		745	923,502
5.00%, 07/01/20	(Call 07/01/19)	2,930	3,584,210
5.00%, 07/01/22	(Call 07/01/16)	5,315	6,137,337

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.25%, 07/01/12		$2,135	$2,171,124
5.25%, 07/01/13		1,675	1,783,356
5.25%, 07/01/13	(NPFGC)	3,065	3,268,707
5.25%, 07/01/14		3,205	3,569,473
5.25%, 07/01/14	(NPFGC-FGIC)	2,500	2,778,250
Series B
5.00%, 07/01/23		1,800	1,976,580
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	(Call 01/01/20)	2,000	2,122,280
University of California RB College & University Revenue
Series D
5.00%, 05/15/37	(Call 05/15/16)
	(NPFGC-FGIC)	1,885	2,006,432
5.00%, 05/15/41	(Call 05/15/16)
	(NPFGC-FGIC)	250	265,600
Series G
4.75%, 05/15/35	(Call 05/15/13)
	(NPFGC-FGIC)	460	472,254
Series J
4.50%, 05/15/26	(Call 05/15/15)
	(AGM)	1,500	1,617,825
4.50%, 05/15/31	(Call 05/15/15)
	(AGM)	2,000	2,091,720
4.50%, 05/15/35	(Call 05/15/15)
	(AGM)	1,220	1,260,565
5.00%, 05/15/14	(NPFGC)	150	165,455
Series Q
5.00%, 05/15/21	(Call 05/15/17)	300	348,270
University of California RB Health Hospital Nursing Home Revenue
Series A
4.75%, 05/15/31	(Call 05/15/15)
	(NPFGC)	1,250	1,324,650
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	905	1,051,827

Security		Principal (000s)	Value

Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	$500	$128,150
William S Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	500	150,405
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18)
	(AGM)	1,000	1,125,340

			648,197,807
COLORADO — 0.88%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,173,960
5.25%, 11/15/36	(Call 11/15/19)	200	221,470
City of Aurora RB Water Revenue
Series A
5.00%, 08/01/39	(Call 08/01/17)
	(AMBAC)	1,000	1,077,050
Colorado Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 12/15/15	(NPFGC-FGIC)	5,870	6,843,011
Colorado State Board of Governors RB
Series A
5.00%, 03/01/38	(Call 03/01/22)
	(HERBIP)	500	557,930
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23		500	563,360
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	540	721,499

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

E-470 Public Highway Authority RB Highway Revenue Tolls
0.00%, 09/01/40		$850	$137,675
0.00%, 09/01/41		1,000	151,080
Series B
0.00%, 09/01/16	(NPFGC)	765	649,753
0.00%, 09/01/19	(NPFGC)	435	314,240
0.00%, 09/01/20	(NPFGC)	715	486,043
0.00%, 09/01/23	(NPFGC)	165	93,091
0.00%, 09/01/24	(NPFGC)	1,000	530,950
0.00%, 09/01/29	(NPFGC)	2,500	950,700
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	617,615
5.00%, 12/15/22	(PR 12/15/14)
	(AGM)	3,535	3,987,020
5.00%, 12/15/24	(PR 12/15/14)
	(AGM)	540	609,050
Regional Transportation District COP Lease Renewal
Series A
5.38%, 06/01/31	(Call 06/01/20)	500	559,835
Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34	(Call 11/01/17)
	(AGM)	3,475	3,619,525
State of Colorado Building Excellent Schools Today COP
Series G
5.00%, 03/15/32		1,000	1,115,420

			24,980,277
CONNECTICUT — 0.86%
State of Connecticut GO
Series A
4.00%, 01/01/13		1,465	1,511,763
5.00%, 01/01/14		4,800	5,210,592
5.00%, 01/01/16		1,000	1,165,480
5.00%, 02/15/25	(Call 02/15/19)	2,660	3,202,188
Series B
5.00%, 05/01/16		500	589,675
5.00%, 05/15/21		1,000	1,258,190
5.25%, 06/01/20	(AMBAC)	790	1,002,636

Security		Principal (000s)	Value

Series C
5.00%, 12/01/15		$500	$581,715
5.50%, 12/15/13		1,000	1,092,850
5.50%, 12/15/15		275	325,509
Series D
5.00%, 01/01/14		1,000	1,085,540
5.00%, 11/01/19		1,000	1,250,760
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,350,100
Series E
5.00%, 12/15/18	(Call 12/15/16)	230	273,256
5.50%, 11/15/12		950	986,024
State of Connecticut ST Sales Tax Revenue
5.50%, 10/01/12	(NPFGC-FGIC)	500	515,605
Series 1
5.00%, 02/01/19		1,000	1,228,630
State of Connecticut ST Revenue
Series 1
5.00%, 02/01/17		500	601,105

			24,231,618
DELAWARE — 0.02%
State of Delaware GO Series 2009C
5.00%, 10/01/16		500	600,560

			600,560
DISTRICT OF COLUMBIA — 0.81%
District of Columbia GO
Series A
4.50%, 06/01/37	(Call 06/01/17)
	(NPFGC-FGIC)	3,600	3,701,556
Series C
5.00%, 06/01/16	(AGM)	1,000	1,176,420
District of Columbia RB College & University Revenue
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,116,040
Series A
4.50%, 04/01/42	(Call 04/01/17)
	(AMBAC)	1,100	1,119,987

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25	(Call 06/01/20)	$1,000	$1,191,400
5.00%, 12/01/26	(Call 06/01/20)	500	592,335
5.00%, 12/01/27	(Call 06/01/20)	500	588,255
5.00%, 12/01/31	(Call 06/01/20)	500	575,385
Series C
5.00%, 12/01/12		400	414,436
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,834,050
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,574,664
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	474,520
District of Columbia RB Recreational Revenue
Series B-1
5.00%, 02/01/31	(Call 02/01/16)
	(NPFGC-FGIC)	1,000	1,016,680
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,129,930
6.00%, 10/01/35	(Call 10/01/18)	500	620,055
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33	(Call 10/01/13)
	(NPFGC-FGIC)	920	971,033
5.50%, 10/01/23	(AGM)	240	317,446
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37		4,000	919,240
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,349,364

Security		Principal (000s)	Value

Washington Convention Center Authority RB Miscellaneous Taxes
Series A
4.50%, 10/01/30	(Call 10/01/16)
	(AMBAC)	$200	$200,322

			22,883,118
FLORIDA — 3.84%
Broward County School Board COP Lease Renewal
Series A
5.00%, 07/01/21		1,000	1,159,600
Broward County Water & Sewer Utility Revenue RB Water Revenue
Series A
5.25%, 10/01/34	(Call 10/01/18)	500	557,300
City of Cape Coral Water & Sewer Revenue RB Water Revenue
Series A
5.00%, 10/01/42	(Call 10/01/21)
	(AGM)	1,000	1,071,710
City of Clearwater RB Water & Sewer Revenue
Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,118,630
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35	(PR 10/01/15)
	(AGM)	1,250	1,448,362
City of Jacksonville RB Sales Tax Revenue
5.00%, 10/01/31	(Call 10/01/11)
	(NPFGC)	1,260	1,264,196
City of Tallahassee RB Water Revenue
5.00%, 10/01/37	(Call 10/01/17)	1,750	1,956,412
County of Broward RB Port Airport & Marina Revenue
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,766,747

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

County of Miami-Dade GO
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	$1,000	$1,117,410
County of Miami-Dade RB Miscellaneous Revenue
Series B
5.00%, 10/01/35	(Call 10/01/15)
	(NPFGC)	1,125	1,173,307
County of Miami-Dade RB Miscellaneous Taxes
Series A
0.00%, 10/01/24	(Call 04/01/16)
	(NPFGC)	375	191,884
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/29	(Call 10/01/20)	3,000	3,268,500
5.38%, 10/01/35	(Call 10/01/20)	1,000	1,112,910
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,433,120
Series B
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,066,060
County of Miami-Dade RB Water Revenue
5.00%, 10/01/39	(Call 10/01/20)
	(AGM)	3,475	3,767,421
Series C
5.38%, 10/01/24	(Call 10/01/18)	2,500	2,903,100
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,208,170
County of Seminole RB Water Revenue
5.00%, 10/01/31	(Call 10/01/16)	3,600	3,877,596
5.00%, 10/01/36	(Call 10/01/16)	2,020	2,145,604
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		500	536,505
5.00%, 07/01/12		5,530	5,618,259
5.00%, 07/01/14		1,000	1,090,280

Security		Principal (000s)	Value

5.00%, 07/01/15		$310	$346,276
5.00%, 07/01/16		2,040	2,325,437
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	485,280
5.25%, 10/01/21	(Call 10/01/18)	180	209,621
Florida State Board of Education GO
Series A
5.00%, 01/01/15		2,865	3,229,686
5.00%, 06/01/34	(Call 06/01/14)	1,000	1,085,960
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,786,725
5.00%, 06/01/25	(Call 06/01/15)
	(GTD)	1,455	1,640,178
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,215,060
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,341,765
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/20		1,000	1,231,500
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13		1,500	1,588,590
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,092,490
Series C
5.00%, 07/01/33	(Call 07/01/13)	1,000	1,055,180
Florida State Department of Transportation RB Transit Revenue
Series A
4.75%, 07/01/31	(Call 07/01/16)
	(NPFGC)	350	372,795

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

JEA RB Electric Power & Light Revenues
Series 21
5.00%, 10/01/20	(Call 04/01/15)
	(NPFGC)	$500	$559,705
Series 23
3.00%, 10/01/12		5,000	5,083,450
5.00%, 10/01/14		1,500	1,675,965
5.00%, 10/01/15		200	230,118
5.00%, 10/01/18		500	608,065
Series 3-D-2
5.00%, 10/01/38	(Call 04/01/20)	1,000	1,100,410
JEA Water & Sewer System Revenue RB Water Revenue
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,133,370
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39	(Call 07/01/16)
	(AMBAC)	1,000	1,049,580
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,000	1,060,790
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27	(Call 02/01/19)
	(AGM)	2,690	3,006,532
Series B
5.25%, 05/01/31	(Call 05/01/18)
	(AGM)	2,250	2,455,020
Orange County School Board COP Lease Appropriation
Series A
5.00%, 08/01/32	(Call 08/01/17)
	(NPFGC-FGIC)	2,500	2,646,950
Orlando Utilities Commission RB Multiple Utility Revenue
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,765,935
Orlando Utilities Commission RB Water Revenue
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	554,655

Security		Principal (000s)	Value

Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/35	(Call 07/01/20)	$2,000	$2,164,100
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,697,725
Series B
5.00%, 07/01/35	(Call 07/01/13)
	(AMBAC)	1,000	1,015,340
Palm Beach County School District COP Lease Appropriation
4.50%, 08/01/27	(Call 08/01/17)
	(AMBAC)	300	313,455
Palm Beach County School District COP Lease Renewal
Series E
5.00%, 08/01/32	(Call 08/01/17)
	(NPFGC)	500	529,390
Palm Beach County Solid Waste Authority RB Resource Recovery Revenue
5.00%, 10/01/31	(Call 10/01/21)	1,890	2,120,826
5.50%, 10/01/22	(Call 10/01/19)
	(BHAC)	220	273,209
State of Florida GO
Series A
5.00%, 06/01/16		1,000	1,182,140
5.00%, 06/01/18		500	614,300
5.00%, 06/01/21	(Call 06/01/20)	500	614,595
Series D
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,215,320
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,000	1,125,000
Tampa Bay Water RB Water Revenue
5.00%, 10/01/38	(Call 10/01/18)	2,000	2,178,800
Series A
5.00%, 10/01/16		500	597,175
Series B
5.00%, 10/01/19		1,000	1,247,310

			108,678,856

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

GEORGIA — 2.41%
Augusta-Richmond County RB Water Revenue
5.25%, 10/01/39	(Call 10/01/14)
	(AGM)	$900	$980,379
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21		1,000	1,193,630
Series B
5.00%, 01/01/18		685	808,040
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,172,270
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,041,823
City of Atlanta RB Sewer Revenue
Series A
6.00%, 11/01/26	(Call 11/01/19)	1,000	1,199,410
6.00%, 11/01/27	(Call 11/01/19)	1,000	1,194,580
6.00%, 11/01/28	(Call 11/01/19)	2,320	2,758,712
6.25%, 11/01/39	(Call 11/01/19)	2,750	3,213,512
City of Atlanta RB Water & Wastewater Revenue
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	581,175
5.50%, 11/01/18	(NPFGC-FGIC)	100	122,886
County of DeKalb RB Water Revenue
Series A
5.00%, 10/01/35	(Call 10/01/13)	1,000	1,019,690
Series B
5.25%, 10/01/32	(Call 10/01/26)
	(AGM)	2,190	2,627,671
County of Fulton RB Water Revenue
5.00%, 01/01/35	(Call 01/01/14)
	(NPFGC-FGIC)	1,600	1,687,456
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18	(AGM)	900	1,099,062

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	$1,500	$1,588,575
5.00%, 06/01/14	(NPFGC)	200	220,526
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/12		1,200	1,214,688
5.00%, 06/01/16		2,000	2,358,740
5.00%, 06/01/19		1,100	1,355,970
Gwinnett County School District GO
5.00%, 02/01/13		2,625	2,740,946
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27	(Call 07/01/17)
	(AGM)	3,025	3,353,575
5.00%, 07/01/28	(Call 07/01/17)
	(AGM)	950	1,048,971
5.00%, 07/01/37	(Call 07/01/17)
	(AGM)	4,400	4,676,804
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,158,970
5.25%, 01/01/17		500	592,065
Series D
5.75%, 01/01/19	(Call 07/01/18)	2,000	2,472,560
5.75%, 01/01/20	(Call 07/01/18)	500	609,095
Series Y
6.40%, 01/01/13	(AMBAC)	55	57,261
State of Georgia GO
Series B
5.00%, 07/01/18	(Call 07/01/15)	1,090	1,246,731
5.00%, 07/01/19	(Call 07/01/15)	1,000	1,138,450
5.00%, 01/01/20	(Call 01/01/19)	2,500	3,077,625
5.00%, 05/01/20	(PR 05/01/12)	500	504,180
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,206,450

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series C
5.00%, 07/01/20	(Call 07/01/17)	$2,000	$2,389,680
5.50%, 07/01/14		625	700,688
5.50%, 07/01/16	(Call 07/01/14)	3,975	4,429,621
Series E
4.00%, 07/01/13		1,500	1,576,170
5.00%, 07/01/14		1,000	1,109,460
Series I
5.00%, 07/01/18		525	653,121
5.00%, 07/01/19		1,500	1,889,655
5.00%, 07/01/20		2,600	3,301,402

			68,372,275
GUAM — 0.04%
Territory of Guam RB Miscellaneous Taxes
Series A
5.00%, 01/01/31	(Call 01/01/22)	1,000	1,106,350

			1,106,350
HAWAII — 0.88%
City & County of Honolulu RB Sewer Revenue
Series A
5.00%, 07/01/36	(Call 07/01/16)
	(NPFGC)	2,800	2,979,172
State of Hawaii GO
Series DG
5.00%, 07/01/13	(AMBAC)	4,315	4,589,391
5.00%, 07/01/15	(AMBAC)	2,200	2,526,590
Series DJ
5.00%, 04/01/25	(Call 04/01/17)
	(AMBAC)	1,000	1,172,460
Series DQ
5.00%, 06/01/22	(Call 06/01/19)	500	609,230
Series DY
5.00%, 02/01/18		1,000	1,220,820
Series DZ
5.00%, 12/01/20		750	945,667
5.00%, 12/01/22		1,000	1,250,370
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,240,330
5.00%, 12/01/28	(Call 12/01/21)	500	599,930

Security		Principal (000s)	Value

5.00%, 12/01/30	(Call 12/01/21)	$750	$891,383
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,771,515
Series EA
5.00%, 12/01/20		500	630,445
State of Hawaii RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	3,959,962
University of Hawaii RB College & University Revenue
Series A
5.50%, 07/15/29	(PR 07/15/12)
	(FGIC)	500	510,090

			24,897,355
ILLINOIS — 4.19%
Chicago Board of Education COP Lease Non-Terminable
Series A
6.00%, 01/01/20	(NPFGC GO of Board)	1,000	1,187,410
Chicago Board of Education GO
Series A
5.00%, 12/01/41	(Call 12/01/21)	1,000	1,078,380
5.50%, 12/01/26	(NPFGC-FGIC)	1,000	1,217,770
Series B
5.00%, 12/01/23	(Call 12/01/17)
	(AMBAC)	1,000	1,111,270
Series C
5.00%, 12/01/27	(Call 12/01/18)
	(AGM)	5,600	6,105,400
5.25%, 12/01/26	(Call 12/01/18)	145	161,376
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19	(PR 12/01/16)
	(AMBAC)	55	66,400
5.00%, 06/01/19	(Call 12/01/16)
	(AMBAC)	270	296,984
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	500	550,945

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.00%, 01/01/24	(Call 01/01/16)
	(AGM)	$2,500	$2,728,875
5.00%, 01/01/26	(Call 01/01/20)
	(AGM)	1,000	1,094,120
5.00%, 01/01/27	(Call 01/01/20)
	(AGM)	1,020	1,109,464
5.00%, 01/01/29	(Call 01/01/17)
	(NPFGC-FGIC)	900	955,458
5.00%, 01/01/34	(PR 01/01/14)
	(AGM)	1,650	1,791,785
5.00%, 01/01/40	(Call 01/01/21)	1,000	1,062,300
City of Chicago RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21	(Call 01/01/16)
	(AMBAC)	500	547,775
5.00%, 01/01/33	(Call 01/01/16)
	(NPFGC-FGIC)	1,500	1,551,735
5.00%, 01/01/38	(Call 01/01/18)
	(AGM)	500	525,780
5.75%, 01/01/39	(Call 01/01/21)	500	573,805
Series B
5.00%, 01/01/19	(Call 01/01/17)
	(AGM)	1,270	1,432,344
5.00%, 01/01/20	(Call 01/01/17)
	(AGM)	510	568,247
5.25%, 01/01/15	(NPFGC-FGIC)	510	564,902
5.25%, 01/01/17	(NPFGC)	1,050	1,214,493
5.25%, 01/01/18	(NPFGC)	820	959,744
Series C
5.25%, 01/01/35	(Call 01/01/20)
	(AGM)	2,500	2,736,525
6.50%, 01/01/41	(Call 01/01/21)	1,115	1,341,947
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,054,960
5.00%, 01/01/40	(Call 01/01/20)	610	633,601
City of Chicago RB Sales Tax Revenue
Series A
5.00%, 01/01/41	(Call 01/01/22)	1,000	1,100,280

Security		Principal (000s)	Value

County of Cook GO
Series A
4.75%, 11/15/30	(Call 05/15/16)
	(AMBAC)	$500	$524,650
4.75%, 11/15/31	(Call 05/15/16)
	(AMBAC)	535	559,878
5.00%, 11/15/19		500	593,710
5.00%, 11/15/26	(Call 05/15/16)
	(AMBAC)	1,575	1,741,367
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,178,780
5.25%, 11/15/28	(Call 11/15/21)	500	568,395
Series B
5.00%, 11/15/29	(Call 11/15/14)
	(NPFGC)	765	815,169
Illinois Municipal Electric Agency RB Electric Power & Light Revenues
Series A
5.00%, 02/01/35	(Call 02/01/17)
	(NPFGC-FGIC)	2,700	2,842,884
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/14	(AGM)	500	537,010
5.00%, 01/01/21	(Call 07/01/15)
	(AGM)	1,000	1,112,160
5.00%, 01/01/22	(Call 07/01/15)
	(AGM)	500	556,080
5.00%, 01/01/23	(Call 07/01/15)
	(AGM)	1,225	1,362,396
5.50%, 01/01/13	(AGM)	500	518,830
Series A-1
5.00%, 01/01/24	(Call 07/01/16)
	(AGM)	2,700	3,031,128
5.00%, 01/01/26	(PR 07/01/16)
	(AGM)	6,970	8,297,994
5.00%, 01/01/31	(Call 01/01/20)	700	767,382
Series A-2
5.00%, 01/01/27	(PR 07/01/16)
	(AGM)	2,800	3,333,484
5.00%, 01/01/28	(PR 07/01/16)
	(AGM)	1,800	2,142,954

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.00%, 01/01/31	(PR 07/01/16) (AGM)	$7,030	$8,369,426
Series B
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,095,340
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/15	(NPFGC)	470	436,536
0.00%, 12/15/22	(NPFGC)	340	228,252
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,389,760
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/26	(AGM)	2,000	1,111,820
0.00%, 06/15/27	(AGM)	1,000	524,030
0.00%, 06/15/31	(NPFGC)	1,035	418,378
0.00%, 06/15/36	(NPFGC)	2,800	787,528
0.00%, 06/15/37	(NPFGC)	415	109,697
0.00%, 06/15/40	(NPFGC)	3,500	764,400
0.00%, 06/15/43	(AGM)	2,000	363,900
0.00%, 06/15/45	(AGM)	500	80,795
5.00%, 06/15/21	(Call 06/15/12) (NPFGC)	1,115	1,137,055
5.00%, 06/15/50	(Call 06/15/20)	1,500	1,557,660
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,591,980
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,162,920
Series A
0.00%, 12/15/34	(NPFGC)	2,000	633,160
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,137,190
5.00%, 12/01/27	(Call 06/01/16)	875	981,173
5.00%, 12/01/35	(PR 12/01/16)	2,040	2,457,527
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	836,529
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,807,005
Series B
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,164,340
Series C
5.25%, 12/01/32		500	645,645

Security		Principal (000s)	Value

Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/42	(Call 01/01/18) (NPFGC)	$355	$371,610
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/23	(AGM)	1,000	1,290,130
State of Illinois GO
5.00%, 01/01/15		590	647,690
5.00%, 01/01/20	(AGM)	500	576,920
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,685,820
Series A
5.00%, 06/01/16		100	113,940
5.00%, 03/01/34	(Call 03/01/14)	4,985	5,055,189
Series B
5.00%, 03/01/13		6,350	6,627,177
5.00%, 03/01/14		1,140	1,227,689
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/13		700	741,510
5.00%, 06/15/15		300	341,451
5.00%, 06/15/19		500	604,190
Village of Schaumburg GO
Series B
5.25%, 12/01/34	(Call 12/01/14) (NPFGC-FGIC)	645	709,319

			118,593,007
INDIANA — 0.66%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,079,650
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	4,450	4,781,169
Indiana Finance Authority RB Miscellaneous Revenue
Series A
5.25%, 02/01/17		705	853,388

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Indiana Finance Authority RB Sewer Revenue
Series B
5.00%, 10/01/41	(Call 10/01/21)	$1,000	$1,070,730
Indiana Finance Authority RB Water Revenue
Series A
5.00%, 02/01/20		1,000	1,238,600
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	531,265
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	1,500	1,597,920
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,876,290
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,623,700

			18,652,712
IOWA — 0.02%
State of Iowa RB General Fund
Series A
5.00%, 06/01/27	(Call 06/01/19)	500	583,395

			583,395
KANSAS — 0.09%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21	(Call 03/01/20)	450	557,442
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/12		200	204,862
5.00%, 09/01/16		1,000	1,194,320
5.00%, 03/01/22	(Call 03/01/14)	660	714,490

			2,671,114

Security		Principal (000s)	Value

KENTUCKY — 0.31%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
First Series
5.25%, 09/01/18	(NPFGC)	$320	$393,667
Kentucky State Property & Building Commission RB Lease Appropriation
5.25%, 10/01/14	(AGM)	500	558,400
Kentucky State Property & Building Commission RB Lease Renewal
5.00%, 11/01/20	(Call 11/01/18)	5,350	6,266,776
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	576,395
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,126,930

			8,922,168
LOUISIANA — 0.49%
East Baton Rouge Sewerage Commission RB Sewer Revenue
Series A
5.25%, 02/01/39	(Call 02/01/19)	1,000	1,105,430
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15	(AMBAC)	425	468,928
5.00%, 06/01/16	(AMBAC)	275	310,032
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	413,405
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	500	549,510
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	532,465
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	2,230	2,564,723
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	511,268
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,472,840

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31	(Call 05/01/16) (AGM)	$710	$764,982
5.00%, 05/01/41	(Call 05/01/16) (NPFGC-FGIC)	500	525,680
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,164,007
5.00%, 05/01/45	(Call 05/01/20)	1,250	1,374,738

			13,758,008
MARYLAND — 1.14%
County of Montgomery GO
Series A
5.00%, 07/01/21		500	639,930
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23	(Call 02/15/18)	2,500	2,911,825
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14		275	303,551
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		1,000	1,186,480
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13		500	524,565
Maryland State Transportation Authority RB Miscellaneous Taxes
5.00%, 03/01/17		1,000	1,212,630
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,188,160
State of Maryland GO
5.00%, 03/01/19		500	625,810
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,556,887
5.25%, 02/15/13		2,500	2,621,525
5.25%, 03/01/16		400	474,504

Security		Principal (000s)	Value

First Series
5.00%, 03/15/17		$450	$546,341
5.00%, 03/15/18	(Call 03/15/17)	1,060	1,269,456
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,694,521
Second Series
5.00%, 07/15/13		400	426,392
5.00%, 07/15/14		1,790	1,988,994
5.00%, 08/01/15		2,500	2,883,375
5.00%, 08/01/16		500	596,950
Second Series B
5.00%, 03/15/22	(Call 03/15/19)	2,000	2,424,580
Second Series C
5.00%, 11/01/16		540	650,133
Series C
5.00%, 11/01/17		1,000	1,237,010
5.00%, 11/01/18		1,000	1,253,220
Series E
5.00%, 08/01/16		1,000	1,193,900
Third Series C
5.00%, 11/01/19		1,500	1,901,475

			32,312,214
MASSACHUSETTS — 4.74%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		1,250	1,391,300
5.00%, 03/01/22	(PR 03/01/15)	550	625,279
5.00%, 03/01/23	(PR 03/01/15) (AGM)	4,020	4,570,217
5.00%, 09/01/28	(Call 09/01/18)	4,410	5,034,059
5.00%, 03/01/34	(Call 03/01/19)	460	518,981
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,173,093
Series B
5.00%, 11/01/16		1,100	1,320,407
5.25%, 09/01/23	(AGM)	215	279,732
5.25%, 09/01/24	(AGM)	500	652,340
Series C
5.00%, 09/01/22	(PR 09/01/15)	625	723,231
5.50%, 12/01/16	(AGM)	500	613,370
5.50%, 12/01/17	(AGM)	500	629,100
5.50%, 12/01/22	(AMBAC)	1,300	1,708,707
5.50%, 12/01/23	(AMBAC)	900	1,189,359

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series D
5.00%, 08/01/22	(PR 08/01/16)	$200	$238,780
5.50%, 11/01/12	(NPFGC)	500	518,025
5.50%, 10/01/16		1,600	1,951,888
5.50%, 10/01/18		400	507,488
5.50%, 10/01/19	(AMBAC)	1,355	1,744,061
5.50%, 10/01/20	(NPFGC)	2,200	2,857,250
Series E
5.00%, 11/01/25	(AMBAC)	2,115	2,707,940
Commonwealth of Massachusetts GOL
5.50%, 11/01/13		1,510	1,643,273
Series A
5.25%, 08/01/21		600	771,330
5.50%, 08/01/30	(AMBAC)	1,000	1,348,420
Series B
5.00%, 08/01/24	(PR 08/01/14)	415	461,268
5.25%, 08/01/16	(AGM)	1,135	1,364,429
5.25%, 08/01/20		3,845	4,904,913
5.25%, 08/01/21		425	546,359
5.25%, 08/01/22		3,500	4,502,890
Series C
5.00%, 09/01/25	(PR 09/01/15)	500	578,585
5.50%, 11/01/14	(NPFGC-FGIC)	3,620	4,115,723
5.50%, 11/01/15	(GOI)	250	295,325
Series D
5.50%, 11/01/13	(NPFGC)	1,255	1,365,766
5.50%, 08/01/17		425	529,707
6.00%, 11/01/13	(NPFGC)	1,875	2,054,794
Commonwealth of Massachusetts RB Federal Grant Revenue
5.00%, 06/15/13		1,500	1,592,685
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16	(AGM)	1,000	1,203,560
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/30	(NPFGC-FGIC)	610	743,431
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,853,085

Security		Principal (000s)	Value

Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34	(PR 01/01/14) (FGIC)	$575	$624,076
5.25%, 01/01/25	(PR 01/01/14) (FGIC)	160	174,389
5.75%, 01/01/32	(PR 01/01/14) (FGIC)	815	895,750
Commonwealth of Massachusetts SO Dedicated Tax Revenue
5.25%, 01/01/26	(PR 01/01/14) (FGIC)	1,000	1,089,930
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13	(AGM)	650	705,283
5.00%, 12/15/14	(AGM)	1,875	2,114,756
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28		130	165,126
5.00%, 07/01/31		1,725	2,190,267
5.00%, 07/01/32	(PR 07/01/12)	750	762,315
5.25%, 07/01/21		765	985,228
5.25%, 07/01/30		1,900	2,486,891
Series B
5.25%, 07/01/14		1,545	1,723,880
5.25%, 07/01/17		600	738,912
5.25%, 07/01/19		1,145	1,449,581
5.25%, 07/01/21		1,400	1,803,032
Series C
5.00%, 07/01/34	(PR 07/01/18)	2,450	3,053,852
5.50%, 07/01/16		1,290	1,561,545
5.50%, 07/01/17		200	248,953
Massachusetts Bay Transportation Authority RB Transit Revenue
Series B
5.25%, 07/01/21		1,000	1,287,880
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series FF
5.00%, 07/15/22	(PR 07/15/12)	2,175	2,214,803

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		$375	$423,735
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,158,580
5.00%, 08/15/12	(AGM)	500	511,160
5.00%, 08/15/14	(AGM)	635	707,346
5.00%, 08/15/17	(Call 08/15/15) (AGM)	1,000	1,144,190
5.00%, 08/15/21	(Call 08/15/15) (AGM)	2,000	2,277,340
5.00%, 08/15/30	(Call 08/15/15) (AGM)	5,000	5,566,550
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,071,074
Series B
5.00%, 10/15/19		1,000	1,250,620
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,143,640
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,086,985
Massachusetts State College Building Authority RB College & University Revenue
Series B
5.00%, 05/01/43	(Call 05/01/22)	750	842,138
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,428,453
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,082,760
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20		300	351,306
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/21		500	646,970

Security		Principal (000s)	Value

Series A
5.25%, 08/01/15		$1,855	$2,153,117
5.25%, 08/01/19		1,000	1,276,170
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	4,700	5,228,421
Series B
5.00%, 08/01/21	(Call 08/01/19) (GOI)	500	608,675
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,132,350
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,592,506
5.25%, 08/01/28	(AGM)	1,000	1,303,750
5.25%, 08/01/31	(AGM)	800	1,045,408
Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	1,000	1,157,660
Series J
5.25%, 08/01/12	(AGM)	225	229,835
5.25%, 08/01/17	(AGM)	500	614,490
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,239,440

			134,381,268
MICHIGAN — 0.82%
City of Detroit GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	1,083,290
City of Detroit RB Sewer Revenue
Series A
5.00%, 07/01/32	(PR 07/01/13) (AGM)	4,275	4,537,314
City of Detroit RB Water Revenue
Series B
6.25%, 07/01/36	(Call 07/01/19) (AGM)	750	859,950

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

City of Detroit Water Supply System RB Water Revenue
Series A
5.25%, 07/01/41	(Call 07/01/21)	$1,000	$1,043,430
Series C
5.00%, 07/01/41	(Call 07/01/21)	1,000	1,020,890
Detroit City School District GO
Series A
5.00%, 05/01/15	(AGM)	185	200,764
5.25%, 05/01/30	(AGM)	2,500	2,753,875
Michigan State Building Authority RB Lease Appropriation
Series I
5.25%, 10/15/12	(AGM)	500	515,365
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	202,080
Series I
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,049,950
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,343,457
Series II
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,240,780
State of Michigan GO
5.50%, 12/01/14		500	568,135
Series A
5.00%, 05/01/17		200	236,676
5.00%, 05/01/19	(Call 05/01/18)	230	271,480
5.00%, 11/01/20	(Call 11/01/18)	760	893,319
5.25%, 11/01/22	(Call 11/01/18)	200	234,162
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20	(Call 09/15/17) (AGM)	310	357,731
State of Michigan RB Transit Revenue
5.00%, 11/01/20	(Call 11/01/19)	1,600	1,938,272

Security		Principal (000s)	Value

State of Michigan RB Trunk Line Revenue
Series B
5.00%, 09/01/12	(AGM)	$1,700	$1,741,174
5.00%, 09/01/15	(AGM)	250	286,440

			23,378,534
MINNESOTA — 0.69%
Minneapolis-St. Paul Metropolitan Airports Commission RB Port Airport & Marina Revenue
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,021,750
Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20		1,000	1,259,400
Series B
5.00%, 03/01/19		510	636,001
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15	(AMBAC)	1,000	1,127,360
5.25%, 01/01/17	(AMBAC)	500	597,250
State of Minnesota GO
5.00%, 08/01/12		350	357,157
5.00%, 10/01/12		1,045	1,074,735
5.00%, 10/01/13		500	537,614
5.00%, 08/01/15		500	576,305
5.00%, 08/01/17		800	981,416
5.00%, 08/01/25	(Call 08/01/17)	2,000	2,356,720
Series A
5.00%, 10/01/13		500	537,760
5.00%, 08/01/15		1,000	1,152,610
5.00%, 08/01/16		1,500	1,789,410
5.00%, 08/01/18		500	621,780
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,987,568
Series D
5.00%, 08/01/14		1,000	1,112,620
5.00%, 08/01/15		400	461,044
5.00%, 08/01/20		640	810,694

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series H
5.00%, 11/01/19		$500	$632,160

			19,631,354
MISSISSIPPI — 0.14%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41	(Call 03/01/16) (XLCA)	250	251,710
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,173,760
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,136,100
5.25%, 11/01/15		1,250	1,463,775

			4,025,345
MISSOURI — 0.52%
City of Kansas City RB Miscellaneous Revenue
Series C
5.25%, 04/01/40	(Call 04/01/18)	500	529,860
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		625	681,781
5.25%, 05/01/18	(Call 05/01/17)	3,000	3,652,410
Series B
5.00%, 05/01/26	(Call 05/01/16)	5,000	5,733,500
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34	(Call 01/01/16)
	(NPFGC)	2,000	2,063,940
Series A
5.00%, 01/01/42	(Call 01/01/17)
	(AMBAC)	2,000	2,100,560

			14,762,051
NEBRASKA — 0.17%
Nebraska Public Power District RB Electric Power & Light Revenues
Series B
5.00%, 01/01/14	(NPFGC)	1,755	1,904,789

Security		Principal (000s)	Value

Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		$605	$709,653
Series AA
4.50%, 02/01/38	(Call 02/01/15)
	(NPFGC-FGIC)	1,000	1,023,890
Series B
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,122,220

			4,760,552
NEVADA — 0.81%
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,718,790
5.00%, 06/15/25	(Call 06/15/17)
	(NPFGC-FGIC)	1,350	1,526,580
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,545,600
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,719,435
Series C
5.00%, 06/15/22	(PR 12/15/15)
	(AGM)	1,200	1,406,316
5.00%, 06/15/23	(PR 12/15/15)
	(AGM)	1,000	1,171,930
Clark County Water Reclamation District GO
Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,104,860
County of Clark RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,803,590
Series C
5.00%, 07/01/23	(Call 07/01/19)
	(AGM)	500	568,590
State of Nevada GOL
5.00%, 06/01/27	(Call 06/01/18)	3,000	3,331,080

			22,896,771
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		25	30,470

			30,470

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

NEW JERSEY — 5.00%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20	(AMBAC)	$1,000	$1,221,520
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28	(AGM)	1,500	2,004,570
Series C
5.25%, 11/01/20	(AGM)	700	887,299
Garden State Preservation Trust RB Recreational Revenue
Series A
5.00%, 11/01/21	(PR 11/01/13)
	(AGM)	300	323,589
5.25%, 11/01/19	(PR 11/01/13)
	(AGM)	250	270,700
5.50%, 11/01/13	(AGM)	500	543,685
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16	(AGM)	1,865	2,237,012
5.13%, 11/01/18	(AGM)	500	619,170
New Jersey Economic Development Authority RB Federal Grant Revenue
Series Y
5.00%, 09/01/33	(Call 09/01/18)	820	885,067
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28	(Call 03/01/15)	1,500	1,624,650
5.25%, 03/01/22	(Call 03/01/15)	1,610	1,762,741
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 12/15/18		1,500	1,811,610
Series A
5.00%, 05/01/12		250	251,978
5.00%, 05/01/13		400	420,572
5.00%, 07/01/29	(Call 07/01/14)
	(NPFGC)	200	215,042
5.25%, 07/01/15	(Call 07/01/14)
	(NPFGC)	500	542,445

Security		Principal (000s)	Value

5.25%, 07/01/16	(Call 07/01/14)
	(NPFGC)	$380	$410,248
5.25%, 07/01/17	(Call 07/01/14)
	(NPFGC)	3,050	3,281,129
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	283,478
Series DD
5.00%, 12/15/17		1,250	1,501,437
Series EE
5.00%, 09/01/20		1,500	1,791,555
5.25%, 09/01/24	(Call 03/01/21)	750	888,615
Series F
5.00%, 06/15/26	(PR 06/15/13)	780	827,892
Series G
5.00%, 09/01/20	(PR 09/01/13)
	(AMBAC)	500	535,510
Series GG
5.00%, 09/01/22	(Call 03/01/21)
	(SAP)	250	296,420
5.25%, 09/01/25	(Call 03/01/21)
	(SAP)	1,825	2,144,904
5.25%, 09/01/27	(Call 03/01/21)
	(SAP)	585	675,072
Series K
5.25%, 12/15/15	(NPFGC-FGIC)	1,200	1,389,600
5.25%, 12/15/16	(Call 12/15/15)
	(AMBAC)	3,655	4,218,893
5.25%, 12/15/20	(AMBAC)	500	608,595
5.50%, 12/15/19	(AMBAC)	1,000	1,241,220
Series N-1
5.50%, 09/01/26	(AMBAC)	2,000	2,483,780
5.50%, 09/01/27	(NPFGC-FGIC)	2,000	2,480,140
Series W
5.00%, 03/01/16		385	444,533
New Jersey Economic Development Authority RB Special Assessment
Series A
6.38%, 04/01/31	(PR 05/15/14)	1,155	1,305,855
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.75%, 06/15/29	(Call 06/15/14)	1,750	1,823,797

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20	(Call 09/01/16)
	(AGM)	$505	$541,921
Series A
5.25%, 09/01/21	(PR 09/01/12)
	(AMBAC)	640	656,448
Series B
4.50%, 07/01/37	(PR 07/01/16)
	(NPFGC)	620	721,376
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/16	(Call 09/01/15)
	(AGM)	225	251,116
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20	(Call 07/01/13)
	(AGM)	7,700	8,195,921
5.00%, 01/01/21	(Call 01/01/15)
	(AGM)	1,900	2,024,441
6.00%, 01/01/13	(NPFGC)	4,260	4,466,610
Series C
6.50%, 01/01/13	(NPFGC)	1,500	1,578,510
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,641,450
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,214,044
New Jersey State Turnpike Authority RB Miscellaneous Revenue
Series E
5.25%, 01/01/40	(Call 01/01/19)	1,500	1,662,195
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	500	551,245
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17	(NPFGC-FGIC)	690	782,570

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/16	(Call 12/15/15)
	(NPFGC)	$500	$577,140
5.25%, 12/15/22	(AMBAC)	500	618,310
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,731,940
5.50%, 12/15/21	(NPFGC)	500	626,760
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.00%, 06/15/20	(PR 06/15/14)
	(FGIC)	500	552,705
5.75%, 06/15/17		910	1,113,858
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A
5.50%, 06/15/41	(Call 06/15/21)
	(SAP)	400	456,844
Series B
5.00%, 06/15/42	(Call 06/15/21)	1,000	1,085,830
5.25%, 12/15/12	(NPFGC-FGIC)	3,850	4,003,653
5.25%, 12/15/14	(NPFGC)	3,750	4,219,537
New Jersey Transportation Trust Fund Authority RB Transit Revenue
4.25%, 12/15/22	(Call 04/30/12)
	(AGM)	10	10,012
5.25%, 12/15/19		2,360	2,887,106
5.25%, 12/15/21	(NPFGC)	695	856,233
5.50%, 06/15/13		350	373,751
Series A
0.00%, 12/15/25		2,085	1,149,106
0.00%, 12/15/28		4,140	1,906,760
0.00%, 12/15/30		1,000	408,550
0.00%, 12/15/31		6,000	2,305,860
0.00%, 12/15/32		400	144,116
0.00%, 12/15/34		1,055	332,515
0.00%, 12/15/35		610	180,450
0.00%, 12/15/37		5,500	1,426,810
0.00%, 12/15/38		8,725	2,139,135
0.00%, 12/15/39		6,630	1,540,746
5.00%, 12/15/34	(Call 12/15/17)
	(AMBAC)	835	887,964
5.25%, 12/15/20		3,080	3,770,752
5.25%, 12/15/21		600	739,194

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.25%, 12/15/21	(NPFGC)	$5	$6,571
5.50%, 12/15/13	(AMBAC)	1,250	1,361,337
5.50%, 12/15/15	(AMBAC)	515	603,256
5.50%, 12/15/16	(AGM)	1,000	1,206,070
5.50%, 12/15/21		500	626,760
5.50%, 12/15/22		1,000	1,259,880
5.50%, 12/15/23		500	633,805
Series B
5.25%, 06/15/22	(Call 06/15/21)	2,800	3,390,492
5.25%, 06/15/23	(Call 06/15/21)	1,000	1,200,410
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,173,060
Series C
0.00%, 12/15/24	(AMBAC)	1,665	989,609
0.00%, 12/15/28	(AMBAC)	3,130	1,415,824
0.00%, 12/15/31	(NPFGC-FGIC)	500	189,575
5.25%, 06/15/13	(NPFGC)	2,000	2,129,260
5.50%, 12/15/15	(AGM)	425	498,007
5.50%, 12/15/17	(AGM)	2,385	2,942,923
5.50%, 06/15/18	(PR 06/15/13)	2,150	2,295,899
5.50%, 06/15/22	(PR 06/15/13)	1,000	1,067,860
5.50%, 06/15/24	(PR 06/15/13)	1,000	1,067,860
5.75%, 12/15/12	(AGM)	500	521,855
Series D
5.00%, 06/15/16	(PR 06/15/15)
	(AGM)	500	577,210
State of New Jersey GO
5.00%, 08/01/15		1,200	1,379,148
5.00%, 06/01/17		105	126,647
Series D
6.00%, 02/15/13		250	263,773
Series H
5.25%, 07/01/14		1,250	1,391,762
5.25%, 07/01/16		500	596,700
Series L
5.25%, 07/15/16	(AMBAC)	725	866,382
5.25%, 07/15/19	(AMBAC)	2,000	2,511,760
Series Q
5.00%, 08/15/19		1,000	1,240,200
5.00%, 08/15/21	(Call 08/15/20)	500	613,035

			141,734,737

Security		Principal (000s)	Value

NEW MEXICO — 0.34%
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/20		$500	$626,475
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,724,052
Series A-1
5.00%, 12/15/13		1,450	1,574,135
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	2,300	2,655,212
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/12	(AMBAC)	300	304,185
State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/14		1,000	1,109,950
5.00%, 07/01/16		500	593,370

			9,587,379

NEW YORK — 17.81%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
0.00%, 07/15/33		500	150,465
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,025,844
City of New York GO
Series A
5.00%, 08/01/26	(Call 08/01/16)	1,000	1,150,040
5.00%, 08/01/28	(Call 08/01/16)	1,010	1,140,351
Series A-1
5.00%, 08/01/12		450	459,221
5.00%, 08/15/12		400	408,948
5.00%, 08/01/13		2,760	2,947,073
5.00%, 08/15/13		285	304,819
5.00%, 08/01/15		1,075	1,233,917
5.00%, 08/01/17		355	428,467
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,394,880
5.00%, 08/01/30	(Call 08/01/21)	500	577,100
5.00%, 08/01/31	(Call 08/01/21)	710	815,726

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.00%, 08/01/32	(Call 08/01/21)	$1,000	$1,143,650
5.25%, 08/15/23	(Call 08/15/18)	7,250	8,519,112
Series B
5.00%, 08/01/14		2,400	2,666,208
5.00%, 08/01/17		1,000	1,206,950
5.25%, 08/01/12		750	766,163
5.25%, 08/01/15	(Call 08/01/14)	500	558,565
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	605,895
5.25%, 09/01/23	(Call 09/01/18)	2,180	2,563,636
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,170,060
Series C
3.63%, 08/01/13	(CIFG)	400	418,956
5.00%, 08/01/13		1,115	1,190,575
5.00%, 08/01/14	(CIFG)	300	332,970
5.00%, 08/01/15		200	229,566
5.00%, 08/01/17	(Call 08/01/15)
	(AGM)	1,000	1,137,240
5.00%, 08/01/19		1,265	1,556,507
5.00%, 01/01/23	(Call 01/01/17)	1,000	1,170,910
5.00%, 08/01/24	(Call 08/01/19)	1,000	1,175,190
5.25%, 08/01/17		250	305,318
5.25%, 08/01/18		480	593,952
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	500	601,355
5.00%, 10/01/20	(Call 10/01/17)	480	574,747
5.00%, 10/01/22	(Call 10/01/17)	805	951,317
Series D-1
5.00%, 10/01/32		1,685	1,930,707
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,761,270
Series E
4.00%, 08/01/14		450	489,078
5.00%, 08/01/13		500	533,890
5.00%, 08/01/16		2,600	3,071,276
5.00%, 08/01/19	(Call 08/01/17)	1,000	1,180,800
5.00%, 11/01/20	(Call 11/01/14)
	(AGM)	450	499,613
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,204,660
5.00%, 08/01/22	(Call 08/01/19)	400	476,696
5.00%, 08/01/27	(Call 08/01/19)	1,000	1,155,410

Security		Principal (000s)	Value

Series F
5.00%, 08/01/17		$3,000	$3,620,850
5.00%, 08/01/31	(Call 02/01/22)	750	866,737
Series F-1
5.00%, 09/01/15		285	327,964
5.00%, 09/01/20	(Call 09/01/15)
	(XLCA)	525	598,080
Series G
5.00%, 08/01/12		440	449,016
5.00%, 08/01/13		1,565	1,671,076
5.00%, 08/01/14		1,405	1,560,843
5.00%, 08/01/15		1,100	1,262,613
5.00%, 08/01/22	(Call 08/01/17)	785	926,347
5.00%, 08/01/24	(Call 02/01/16)	1,150	1,332,320
Series H
5.00%, 08/01/13		1,550	1,655,059
Series I
4.50%, 08/01/12		240	244,411
5.00%, 08/01/13		2,475	2,642,755
5.00%, 08/01/15	(Call 08/01/14)	310	344,441
5.00%, 08/01/19	(Call 08/01/14)	250	275,105
Series I-1
5.00%, 08/01/17		500	603,475
5.00%, 08/01/18		215	262,453
5.00%, 04/01/24	(Call 04/01/16)	1,295	1,474,474
5.38%, 04/01/36	(Call 04/01/19)	3,500	3,984,050
Series J
5.00%, 03/01/30	(Call 03/01/15)	1,755	1,925,077
5.50%, 06/01/23	(PR 06/01/13)	1,000	1,065,860
Series J-1
5.00%, 08/01/13		1,250	1,334,725
5.00%, 05/15/25	(Call 05/15/19)	275	320,570
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,694,205
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,356,360
Series M
5.00%, 04/01/22	(Call 04/01/15)	425	476,854
Series O
5.00%, 06/01/17	(Call 06/01/15)
	(AGM)	500	565,565
5.00%, 06/01/20	(Call 06/01/15)	2,000	2,256,080

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17)
	(NPFGC)	$2,100	$2,067,219
5.00%, 02/15/47	(Call 02/15/17)	6,425	6,611,453
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,352,000
5.75%, 02/15/47	(Call 02/15/21)	3,250	3,672,110
Hudson Yards Infrastructure Corp. RB Miscellaneous Taxes
Series A
5.00%, 02/15/47	(Call 02/15/21)
	(AGM)	1,000	1,057,680
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	200	196,660
5.00%, 05/01/15		1,025	1,156,610
5.00%, 12/01/16	(Call 06/01/16)
	(AGM)	2,000	2,325,560
5.00%, 12/01/19	(Call 06/01/16)
	(NPFGC-FGIC)	240	272,786
5.00%, 12/01/23	(Call 06/01/16)
	(NPFGC-FGIC)	400	441,052
5.00%, 12/01/26	(Call 06/01/16)
	(XLCA)	1,200	1,301,304
5.25%, 12/01/20	(Call 06/01/16)
	(NPFGC-FGIC)	2,000	2,279,540
5.50%, 12/01/13	(AGM)	275	299,423
5.50%, 04/01/22	(Call 04/01/19)	500	598,420
5.50%, 05/01/33	(Call 05/01/19)
	(BHAC)	1,100	1,270,082
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,233,503
Series B
5.25%, 12/01/12		300	310,941
5.25%, 06/01/14		1,600	1,761,968
5.25%, 12/01/14		1,000	1,122,110
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,252,723
5.75%, 04/01/33	(Call 04/01/19)	2,190	2,541,626
Series D
5.00%, 09/01/12	(NPFGC)	240	245,630
5.00%, 09/01/14	(NPFGC)	155	171,362

Security		Principal (000s)	Value

Series E
5.00%, 12/01/17	(Call 12/01/16)	$850	$990,165
5.00%, 12/01/17	(Call 12/01/16)
	(NPFGC-FGIC)	725	844,553
5.00%, 12/01/18	(Call 12/01/16)
	(NPFGC)	500	574,100
Series F
5.00%, 05/01/17	(NPFGC)	225	264,537
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/23	(PR 10/01/15)
	(FGIC)	430	499,157
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/22	(Call 07/01/12)
	(NPFGC-FGIC)	150	152,202
5.00%, 07/01/25	(Call 07/01/12)
	(NPFGC-FGIC)	1,000	1,012,620
5.13%, 01/01/24	(Call 07/01/12)
	(SAP)	2,700	2,735,208
5.13%, 01/01/29	(Call 07/01/12)
	(SAP)	1,520	1,539,167
5.50%, 01/01/15	(SAP)	1,660	1,867,052
5.50%, 01/01/20	(Call 07/01/12)
	(NPFGC)	415	421,262
5.75%, 01/01/16	(SAP)	625	730,600
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/12		825	851,738
5.00%, 11/15/14		500	553,470
Series A
4.50%, 11/15/38	(Call 11/15/17)	1,800	1,852,866
4.75%, 11/15/27	(Call 11/15/15)
	(NPFGC)	6,330	7,012,374
4.75%, 11/15/30	(Call 11/15/15)
	(AMBAC)	250	259,715
5.00%, 11/15/18		250	300,108
5.00%, 11/15/25	(Call 11/15/12)
	(NPFGC-FGIC)	1,850	1,901,319

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.00%, 11/15/30	(Call 11/15/12)
	(AGM)	$2,610	$2,673,345
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,469,300
5.00%, 11/15/41	(Call 11/15/21)	500	544,080
5.13%, 11/15/31	(Call 11/15/12)	950	973,892
5.50%, 11/15/13	(AMBAC)	2,555	2,769,211
5.50%, 11/15/14	(AMBAC)	3,245	3,651,891
5.50%, 11/15/16	(Call 11/15/12)
	(AMBAC)	1,000	1,036,720
5.50%, 11/15/39	(Call 11/15/18)	600	670,428
Series B
4.50%, 11/15/37	(Call 11/15/17)	500	513,910
4.75%, 11/15/31	(Call 11/15/16)	430	449,333
5.00%, 11/15/34	(Call 11/15/19)	2,750	3,030,445
5.25%, 11/15/23	(AMBAC)	1,050	1,290,555
Series C
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,288,330
Series D
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,089,000
5.25%, 11/15/34	(Call 11/15/20)	280	310,730
Series F
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,559,565
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/12	(AMBAC)	230	237,901
Series H
5.25%, 11/15/17	(Call 11/15/14)
	(AMBAC)	720	806,537
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.13%, 11/01/23	(Call 11/01/18)
	(BHAC)	520	612,550
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31	(Call 09/01/16)
	(FGIC)	290	301,362
5.00%, 03/01/46	(Call 09/01/16)
	(FGIC)	1,550	1,574,335

Security		Principal (000s)	Value

New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39	(Call 06/15/17)
	(NPFGC-FGIC)	$1,245	$1,289,397
5.00%, 06/15/27	(Call 06/15/17)	500	558,190
Series B
5.00%, 06/15/14	(AGM)	350	387,524
5.00%, 06/15/18	(Call 06/15/14)	500	550,450
Series CC
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,171,121
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	1,250	1,500,237
5.00%, 06/15/31	(Call 06/15/21)	435	502,799
5.00%, 06/15/32	(Call 06/15/21)	1,000	1,147,150
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,199,800
5.38%, 06/15/43	(Call 12/15/20)	2,000	2,268,700
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,151,850
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,274,811
5.00%, 06/15/38	(Call 06/15/17)	4,125	4,448,359
5.00%, 06/15/39	(Call 06/15/14)	2,990	3,234,532
5.75%, 06/15/40	(Call 06/15/18)	500	580,485
5.88%, 06/15/13	(AMBAC)	350	375,445
Series AA
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,177,930
5.00%, 06/15/22	(Call 06/15/18)	5,000	5,848,050
5.00%, 06/15/34	(Call 06/15/21)	865	970,789
5.00%, 06/15/44	(Call 06/15/21)	1,600	1,753,008
Series B
5.00%, 06/15/21	(Call 12/15/14)
	(AMBAC)	500	556,630
5.00%, 06/15/28	(Call 12/15/14)
	(AMBAC)	470	516,610
Series BB
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,156,340
5.00%, 06/15/30	(Call 06/15/20)	1,000	1,150,610
5.00%, 06/15/31	(Call 06/15/20)	1,550	1,768,736

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series C
4.75%, 06/15/33	(Call 06/15/16)	$3,925	$4,152,571
5.00%, 06/15/27	(Call 06/15/15)
	(NPFGC)	1,000	1,116,860
5.00%, 06/15/35	(Call 06/15/14)	1,400	1,513,876
Series CC
5.00%, 06/15/45	(Call 12/15/21)	1,000	1,099,900
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	315,132
5.00%, 06/15/38	(Call 06/15/15)	7,200	7,916,400
Series DD
4.75%, 06/15/36	(Call 06/15/17)	500	527,220
5.00%, 06/15/32	(Call 06/15/18)	900	995,436
5.00%, 06/15/39	(Call 06/15/12)	780	783,167
Series EE
5.00%, 06/15/17		1,225	1,485,227
5.25%, 06/15/40	(Call 06/15/19)	900	1,015,398
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	772,757
Series GG
5.00%, 06/15/43	(Call 06/15/21)	430	471,478
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	2,460	2,684,032
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,886,675
Series A
5.00%, 11/01/20		1,000	1,254,940
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,229,210
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,149,730
Series A-1
5.00%, 11/01/13		250	269,848
Series B
5.00%, 11/01/13		1,015	1,094,906
5.00%, 11/01/15		725	842,784
5.00%, 11/01/18		1,000	1,230,190
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,423,840
5.00%, 11/01/25	(Call 05/01/17)	1,050	1,219,890
5.00%, 11/01/30	(Call 05/01/17)	250	286,978

Security		Principal (000s)	Value

Series C
5.00%, 11/01/33	(Call 11/01/20)	$500	$570,920
5.00%, 11/01/39	(Call 11/01/20)	750	833,490
Series C-1
5.00%, 11/01/27	(Call 11/01/17)	2,800	3,147,452
Series D-1
5.00%, 11/01/33	(Call 11/01/21)	1,000	1,149,570
5.00%, 11/01/38	(Call 11/01/21)	1,565	1,757,511
Series D-2
5.00%, 11/01/12		1,000	1,032,480
Series E
4.00%, 11/01/12		3,700	3,795,349
5.00%, 11/01/18		1,500	1,845,285
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18)
	(SAW)	1,575	1,625,825
5.00%, 07/15/36	(Call 01/15/17)
	(NPFGC-FGIC)	1,000	1,064,380
5.50%, 07/15/28	(Call 07/15/18)
	(SAW)	3,255	3,773,196
Series S-1A
5.00%, 07/15/33	(Call 07/15/21)
	(SAW)	1,000	1,131,810
5.25%, 07/15/37	(Call 07/15/21)
	(SAW)	1,500	1,695,435
Series S-2
6.00%, 07/15/38	(Call 07/15/18)
	(SAW)	250	291,180
Series S-4
5.50%, 01/15/39	(Call 01/15/19)
	(SAW)	675	759,051
Series S-5
5.00%, 01/15/31	(Call 01/15/19)
	(SAW)	1,400	1,557,164
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/16	(Call 05/01/15)	500	570,685
5.00%, 11/01/17	(Call 05/01/15)	2,000	2,272,980

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series A-1
5.00%, 11/01/12		$500	$516,355
5.00%, 11/01/13		3,070	3,313,727
5.00%, 11/01/14		4,950	5,563,899
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/12		300	306,133
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16		500	600,940
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,223,580
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44	(Call 11/15/15)
	(AMBAC)	2,250	2,316,577
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	1,750	1,988,297
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21)
	(GOI)	3,000	3,286,830
5.25%, 12/15/43	(Call 12/15/21)
	(GOI)	100	112,195
New York Local Government Assistance Corp. RB Miscellaneous Revenue
Series C
5.00%, 04/01/12	(GOI)	875	878,797
5.00%, 04/01/13	(GOI)	750	790,200
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/13	(GOI)	500	526,800
Series A-1
5.00%, 04/01/12	(AGM)	4,500	4,519,530

Security		Principal (000s)	Value

Series C
5.50%, 04/01/17	(GOI)	$4,800	$5,712,432
New York Power Authority (The) RB Electric Power & Light Revenues
Series A
5.00%, 11/15/22	(GOI)	750	960,780
5.00%, 11/15/38	(Call 11/15/21)
	(GOI)	1,000	1,123,420
Series C
5.00%, 11/15/15	(NPFGC)	1,000	1,166,780
5.00%, 11/15/18	(Call 11/15/17)
	(NPFGC)	500	604,810
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/17		1,000	1,203,680
5.00%, 07/01/22	(Call 07/01/18)	3,100	3,593,954
Series A
4.00%, 05/15/18	(GOI)	2,000	2,307,240
5.00%, 05/15/18	(GOI)	2,000	2,425,780
5.00%, 07/01/41	(Call 07/01/21)	500	548,425
5.75%, 07/01/27	(NPFGC)	500	653,920
New York State Dormitory Authority RB Health Hospital Nursing Home Revenue
5.50%, 05/01/37	(Call 05/01/19)	850	943,865
5.75%, 05/01/37	(Call 05/01/19)	435	493,338
New York State Dormitory Authority RB Income Tax Revenue
5.00%, 03/15/27	(PR 03/15/13)	1,000	1,049,620
Series A
5.00%, 03/15/25	(Call 03/15/18)	3,700	4,366,629
5.00%, 03/15/27	(Call 03/15/18)	6,000	7,123,200
Series B
5.00%, 03/15/28	(Call 03/15/19)	500	579,925
5.50%, 03/15/26	(AMBAC)	845	1,138,891
Series C
5.00%, 12/15/31	(Call 12/15/16)	3,500	3,964,940
5.00%, 03/15/34	(Call 03/15/21)	2,500	2,834,150
5.00%, 03/15/41	(Call 03/15/21)	1,300	1,445,782
Series D
5.00%, 03/15/36	(Call 09/15/16)	1,200	1,290,144

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series F
5.00%, 03/15/30	(Call 03/15/15)	$2,000	$2,172,140
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/13	(NPFGC-FGIC)	420	446,267
5.00%, 07/01/15		560	634,357
5.50%, 07/01/18	(NPFGC-FGIC)	2,055	2,560,797
New York State Dormitory Authority RB Property Tax
Series D
5.25%, 10/01/23	(Call 10/01/12)
	(NPFGC)	1,050	1,074,612
New York State Environmental Facilities Corp. RB Federal Grant Revenue
5.00%, 10/15/35	(Call 10/15/16)	1,850	2,094,292
New York State Environmental Facilities Corp. RB Miscellaneous Revenue
Series D
5.00%, 02/15/34	(Call 08/15/14)	500	544,335
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/30	(Call 06/15/14)	1,600	1,734,688
5.00%, 06/15/37	(Call 06/15/18)	1,700	1,880,268
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,224,420
5.50%, 06/15/13		1,790	1,916,213
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	229,295
4.75%, 06/15/32	(Call 06/15/17)	400	429,152
5.00%, 06/15/31	(Call 06/15/21)	650	754,163
New York State Thruway Authority RB Highway Revenue Tolls
5.50%, 04/01/13	(Call 04/02/12)	1,500	1,506,870
Series B
5.00%, 04/01/13	(NPFGC-FGIC)	525	552,662
5.00%, 04/01/14	(AGM)	3,730	4,096,025
5.00%, 04/01/15	(AGM)	345	393,669
5.00%, 04/01/16	(Call 10/01/15)
	(NPFGC-FGIC)	1,200	1,388,712
5.00%, 04/01/17	(Call 10/01/15)
	(NPFGC-FGIC)	2,070	2,379,341

Security		Principal (000s)	Value

5.00%, 04/01/21	(Call 10/01/15)
	(AMBAC)	$840	$954,013
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,609,022
5.50%, 04/01/20	(AMBAC)	620	791,579
Series H
5.00%, 01/01/20	(Call 01/01/18)
	(NPFGC)	1,500	1,778,580
5.00%, 01/01/21	(Call 01/01/18)
	(NPFGC)	3,400	3,996,258
5.00%, 01/01/22	(Call 01/01/18)
	(NPFGC-FGIC)	1,280	1,495,206
5.00%, 01/01/23	(Call 01/01/18)
	(NPFGC-FGIC)	720	833,299
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		500	607,595
5.00%, 03/15/26	(Call 09/15/18)	1,700	2,026,927
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13		350	368,085
5.00%, 04/01/14		1,080	1,183,356
5.00%, 04/01/15		1,065	1,208,892
5.00%, 04/01/18		725	876,583
5.00%, 04/01/19		500	611,430
Series B
5.00%, 04/01/19	(Call 10/01/18)	2,700	3,291,678
5.00%, 04/01/20	(Call 10/01/18)	2,000	2,405,980
New York State Thruway Authority RB Miscellaneous Taxes
Series C
5.50%, 04/01/13	(Call 04/02/12)
	(NPFGC)	500	502,425
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/15		1,000	1,167,110
5.00%, 12/15/17		200	244,990
5.00%, 12/15/18		2,300	2,835,831
Series A
5.00%, 03/15/16		500	585,545
5.00%, 03/15/19		1,000	1,230,140

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.00%, 03/15/31	(Call 03/15/21)	$1,000	$1,152,250
Series A-1
5.00%, 12/15/18		310	382,221
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,966,335
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,098,370
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	289,963
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,201,560
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/13		1,500	1,559,670
5.25%, 01/01/24	(Call 07/01/18)	250	286,120
Series D
5.00%, 01/01/16		1,275	1,471,273
5.25%, 01/01/17		460	549,231
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,198,960
5.25%, 01/01/21	(Call 01/01/19)	500	592,485
5.50%, 01/01/19		1,515	1,875,237
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,429,073
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.50%, 11/15/34	(Call 11/15/17)
	(AMBAC)	205	215,845
4.50%, 01/15/36	(Call 01/15/16)
	(GOI)	255	262,854
4.50%, 09/15/39	(Call 09/15/19)
	(GOI)	750	788,160
4.75%, 07/15/31	(Call 07/15/18)
	(GOI)	1,870	2,041,591
4.75%, 07/15/33	(Call 07/15/18)
	(GOI)	285	307,732
5.00%, 07/15/33	(Call 01/15/21)
	(GOI)	2,250	2,555,167
5.00%, 07/15/35	(Call 07/15/20)
	(GOI)	500	561,365
5.00%, 09/15/36	(Call 09/15/19)
	(GOI)	2,500	2,778,225
5.00%, 07/15/38	(Call 07/15/18)
	(GOI)	125	136,526

Security		Principal (000s)	Value

5.00%, 03/15/39	(Call 03/15/14)
	(GOI)	$1,690	$1,759,053
Series 5
5.38%, 03/01/28	(GOI)	2,000	2,516,160
Third Series
5.00%, 07/15/39	(Call 07/15/20)
	(GOI)	1,990	2,221,895
6.13%, 06/01/94	(Call 06/01/24)
	(GOI)	500	610,270
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/20	(Call 10/15/14)
	(NPFGC)	500	555,365
5.00%, 10/15/23	(Call 10/15/14)
	(NPFGC)	1,220	1,355,091
5.00%, 10/15/24	(Call 10/15/14)
	(NPFGC)	530	586,010
5.00%, 10/15/25	(Call 10/15/14)
	(NPFGC)	1,000	1,104,300
5.00%, 10/15/29	(Call 10/15/14)
	(AMBAC)	850	928,939
5.00%, 10/15/32	(Call 10/15/14)
	(AMBAC)	3,235	3,530,161
5.25%, 10/15/18	(Call 10/15/14)
	(NPFGC)	500	559,030
5.25%, 10/15/27	(Call 10/15/14)
	(AMBAC)	1,000	1,104,500
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,155,352
Series C
3.00%, 02/01/16		1,035	1,131,183
4.00%, 04/15/12		1,200	1,205,940
5.00%, 04/15/13		500	527,840
5.00%, 04/15/14		500	551,415
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37	(Call 05/15/18)
	(GOI)	5,450	5,934,287

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series A
5.00%, 01/01/23	(Call 01/01/22)
	(GOI)	$1,000	$1,238,480
5.00%, 01/01/25	(Call 01/01/22)
	(GOI)	500	608,900
5.00%, 01/01/26	(Call 01/01/22)
	(GOI)	685	826,226
5.00%, 01/01/27	(Call 01/01/22)
	(GOI)	500	605,985
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,216,630
Series B
5.00%, 11/15/32	(Call 11/15/12)
	(GOI)	4,150	4,252,214
5.25%, 11/15/12	(GOI)	1,500	1,554,750
5.25%, 11/15/13	(GOI)	1,250	1,357,212
5.25%, 11/15/15	(GOI)	1,575	1,851,507
Series C
5.00%, 11/15/38	(Call 11/15/18)
	(GOI)	275	303,795
Series D
5.00%, 11/15/26	(Call 11/15/18)	1,000	1,127,250
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,298,950
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,287,700
Series Y
5.50%, 01/01/17	(GOI)	1,000	1,117,660

			504,562,244
NORTH CAROLINA — 1.70%
City of Charlotte RB Sewer Revenue
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,219,520
County of Mecklenburg GO
Series A
5.00%, 08/01/16		525	626,797
Series C
5.00%, 02/01/14		750	818,137
5.00%, 03/01/17		500	606,315
County of Wake GO
Series C
5.00%, 03/01/20		1,000	1,263,700
5.00%, 03/01/25		1,550	2,045,767

Security		Principal (000s)	Value

North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24	(PR 01/01/22)	$500	$620,200
5.00%, 01/01/21		3,000	3,578,250
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,240,320
6.00%, 01/01/22		390	498,982
Series D
5.50%, 01/01/14		700	760,739
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.25%, 01/01/17		1,000	1,192,940
Series B
5.00%, 01/01/21	(Call 01/01/20)	2,500	2,959,900
North Carolina Turnkpike Authority RB Miscellaneous Revenue
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,682,940
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 05/01/32	(Call 05/01/20)	630	709,021
State of North Carolina GO
5.00%, 03/01/12		7,485	7,487,021
Series A
5.00%, 03/01/16		530	623,471
5.00%, 09/01/16		1,125	1,346,929
5.00%, 03/01/17		500	606,315
Series B
5.00%, 04/01/12		1,000	1,004,320
5.00%, 06/01/14		1,000	1,105,760
5.00%, 04/01/15		500	569,790
5.00%, 06/01/16		535	635,045
5.00%, 06/01/17		400	488,760
5.00%, 06/01/19		1,000	1,257,740
Series C
5.00%, 05/01/19		1,000	1,255,690
5.00%, 05/01/22		2,050	2,638,965

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

State of North Carolina RB Federal Grant Revenue
5.25%, 03/01/20	(Call 03/01/19)	$500	$614,170
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29	(Call 05/01/20)
	(SAP)	1,500	1,735,950
Series B
5.00%, 11/01/23	(Call 11/01/21)	500	617,090
Series C
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,168,030
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,201,700
5.00%, 03/01/18		500	608,930
University of North Carolina at Chapel Hill RB College & University Revenue
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,297,953

			48,087,157
OHIO — 0.75%
American Municipal Power Inc. RB Electric Power & Light Revenues
5.00%, 02/15/38	(Call 02/15/18)	1,000	1,061,810
5.25%, 02/15/28	(Call 02/15/18)	1,000	1,105,870
Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	25,704
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,282,450
City of Cleveland Airport System RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/29	(Call 01/01/22)	1,000	1,076,410
City of Columbus GO
Series A
4.00%, 06/01/13		250	261,850
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27	(Call 12/01/17)	1,500	1,690,035
5.00%, 06/01/31	(Call 12/01/17)	3,330	3,686,909

Security		Principal (000s)	Value

Ohio State Turnpike Commission RB Highway Revenue Tolls
Series A
5.00%, 02/15/31	(Call 02/15/20)	$1,500	$1,677,240
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,191,060
5.38%, 09/01/28	(Call 03/01/18)	1,970	2,261,521
Series C
5.00%, 09/15/15		500	578,335
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		800	944,600
5.75%, 06/15/19	(Call 06/15/18)	3,500	4,364,920

			21,208,714
OKLAHOMA — 0.25%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/12	(AGM)	2,000	2,024,480
5.00%, 06/01/27	(Call 06/01/18)
	(BHAC)	500	594,585
5.25%, 06/01/40	(Call 06/01/20)	500	556,930
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 01/01/47	(Call 01/01/17)
	(NPFGC-FGIC)	750	770,198
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		500	598,685
5.00%, 01/01/20		1,500	1,859,325
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	584,730

			6,988,933
OREGON — 0.49%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	2,850	3,149,307
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,112,050

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Oregon State Department of Administrative Services RB Miscellaneous Revenue
Series A
5.00%, 04/01/13	(AGM)	$1,500	$1,578,870
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series A
4.50%, 11/15/32	(Call 11/15/17)	3,725	3,991,859
State of Oregon GO Series A
4.50%, 08/01/32	(Call 08/01/17)	3,665	3,943,833

			13,775,919
PENNSYLVANIA — 2.35%
Allegheny County Sanitary Authority RB Sewer Revenue
Series A
5.00%, 12/01/21	(Call 12/01/15)
	(NPFGC)	1,000	1,116,720
City of Philadelphia RB Port Airport & Marina Revenue
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	522,395
City of Philadelphia RB Water Revenue
5.25%, 12/15/14	(AMBAC)	2,000	2,243,300
Series A
4.00%, 06/15/12		1,000	1,010,960
Series B
4.75%, 11/01/31	(Call 11/01/17)
	(AMBAC)	300	316,914
Series C
5.00%, 08/01/17	(AGM)	370	437,573
Commonwealth of Pennsylvania GO
5.00%, 07/01/19		475	591,237
5.00%, 07/01/20		1,355	1,698,858
5.00%, 07/01/21		500	629,860
5.25%, 07/01/15		1,800	2,084,688
First Series
5.00%, 02/15/14		750	819,652
5.00%, 07/01/18		1,000	1,234,010
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,462,800

Security		Principal (000s)	Value

5.00%, 10/01/26	(Call 10/01/16)	$1,085	$1,253,978
5.00%, 11/15/26	(Call 11/15/21)	1,000	1,220,220
5.00%, 11/15/29	(Call 11/15/21)	500	597,640
Second Series
5.00%, 10/01/12	(NPFGC-FGIC)	1,500	1,542,990
5.00%, 07/01/13	(NPFGC-FGIC)	3,300	3,512,157
5.00%, 01/01/15		1,500	1,693,665
5.00%, 03/01/17		500	603,850
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,203,970
5.00%, 01/01/19	(PR 01/01/16)	1,000	1,169,630
5.00%, 05/01/19		2,600	3,225,924
5.00%, 01/01/20	(PR 01/01/16)	3,500	4,093,705
5.00%, 05/01/20		755	944,331
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,859,370
Series A
5.00%, 02/15/13		240	251,134
5.00%, 02/15/17		500	603,105
Third Series
5.00%, 09/01/13		625	670,075
5.00%, 09/01/14	(AGM)	1,250	1,396,412
5.00%, 07/15/17		525	640,369
County of Chester GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,650,250
Delaware River Port Authority RB Highway Revenue Tolls
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,072,230
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12		2,900	2,947,357
Series A
5.50%, 08/01/28	(AMBAC)	225	258,863
Pennsylvania Higher Educational Facilties Authority RB College & University Revenue
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	766,773
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34	(Call 12/01/20)	500	449,315
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,810,785

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series A-1
5.00%, 06/01/38	(Call 06/01/18)
	(AGM)	$500	$529,100
Series B
5.00%, 12/01/18		1,905	2,293,906
5.00%, 12/01/24	(Call 12/01/19)	500	577,845
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,194,680
5.25%, 06/01/24	(Call 06/01/19)	575	660,744
5.25%, 06/01/39	(Call 06/01/19)	2,780	2,973,321
5.75%, 06/01/39	(Call 06/01/19)	250	278,465
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,215,920
Series E
0.00%, 12/01/38	(Call 12/01/27)	765	676,291
State Public School Building Authority RB Lease Appropriation
5.25%, 06/01/26	(PR 06/01/13)
	(AGM)	1,000	1,062,510
5.50%, 06/01/28	(AGM)	470	595,843
State Public School Building Authority RB Lease Revenue
Series A
5.00%, 06/01/31	(Call 12/01/16)
	(AGM)	1,800	1,919,682

			66,585,372
PUERTO RICO — 5.68%
Commonwealth of Puerto Rico GO
5.50%, 07/01/13	(FGIC)	550	578,369
5.50%, 07/01/15	(AGM)	630	706,173
5.50%, 07/01/16	(AGM)	200	228,948
Series A
5.00%, 07/01/13		500	522,495
5.00%, 07/01/14	(AGM)	1,100	1,191,344
5.00%, 07/01/16	(AGM)	230	258,534
5.00%, 07/01/23	(Call 07/01/18)	1,000	1,059,760
5.00%, 07/01/29	(Call 07/01/14)	775	785,695
5.25%, 07/01/15		555	610,883
5.25%, 07/01/24	(Call 07/01/16)	1,000	1,047,860
5.50%, 07/01/17		1,000	1,143,920
5.50%, 07/01/17	(XLCA)	1,675	1,916,066

Security		Principal (000s)	Value

5.50%, 07/01/18		$2,785	$3,186,848
5.50%, 07/01/19	(NPFGC)	1,000	1,138,810
5.75%, 07/01/41	(Call 07/01/21)	1,970	2,155,948
Series B
5.25%, 07/01/17	(Call 07/01/16)	1,780	1,972,685
5.75%, 07/01/38	(Call 07/01/19)	2,425	2,606,244
5.88%, 07/01/36	(Call 07/01/14)	2,000	2,080,540
Series C
5.75%, 07/01/37	(Call 07/01/16)
	(AGM)	600	654,558
Series E
5.38%, 07/01/30	(Call 07/01/21)	1,000	1,071,570
5.50%, 07/01/31	(Call 07/01/21)	1,500	1,612,065
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13		300	316,914
5.00%, 12/01/14		1,300	1,404,091
5.00%, 12/01/15		1,460	1,609,694
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/33	(Call 07/01/22)	1,250	1,250,013
5.25%, 07/01/24	(Call 07/01/22)	1,500	1,630,905
5.25%, 07/01/42	(Call 07/01/22)	1,000	999,020
6.00%, 07/01/38	(Call 07/01/18)	5,620	6,054,370
6.00%, 07/01/47	(Call 07/01/22)	1,500	1,614,810
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series II
5.13%, 07/01/26	(PR 07/01/12)
	(AGM)	620	636,666
5.25%, 07/01/31	(PR 07/01/12)	4,500	4,622,850
Series LL
5.50%, 07/01/17	(NPFGC)	525	611,515
Series TT
5.00%, 07/01/32	(Call 07/01/17)	2,000	2,081,520
5.00%, 07/01/37	(Call 07/01/17)	4,100	4,174,661
Series V
5.25%, 07/01/30	(NPFGC-FGIC)	2,500	2,915,700

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series WW
5.25%, 07/01/33	(Call 07/01/18)	$1,500	$1,585,920
5.50%, 07/01/38	(Call 07/01/18)	4,820	5,107,465
Series XX
5.25%, 07/01/40	(Call 07/01/20)	1,500	1,574,220
Series ZZ
4.00%, 07/01/16		125	135,365
5.25%, 07/01/19		1,260	1,452,629
5.25%, 07/01/26	(Call 07/01/20)	1,500	1,671,135
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33	(PR 07/01/13)	1,000	1,063,030
Series J
5.13%, 07/01/39	(PR 07/01/14)	410	454,747
5.13%, 07/01/43	(PR 07/01/14)	200	221,828
Series X
5.50%, 07/01/15		50	55,495
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series BB
5.25%, 07/01/22	(AGM)	500	606,028
Series CC
5.25%, 07/01/32	(AGM)	240	273,511
5.25%, 07/01/36	(AGM)	2,035	2,288,419
5.50%, 07/01/30		800	895,912
Series K
5.00%, 07/01/30	(Call 07/01/15)	700	712,215
5.00%, 07/01/40	(PR 07/01/15)	400	459,812
Series L
5.25%, 07/01/38	(AMBAC)	3,800	4,001,134
Series M
5.00%, 07/01/32	(Call 07/01/17)	1,020	1,042,930
5.00%, 07/01/46	(Call 07/01/17)	4,500	4,577,670
Series N
5.25%, 07/01/31	(AMBAC)	1,040	1,128,702
5.25%, 07/01/36	(AGM)	2,000	2,249,060
Series X
5.50%, 07/01/15		150	169,013

Security		Principal (000s)	Value

Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series A
0.00%, 07/01/33	(FGIC)	$900	$251,442
Series C
5.50%, 07/01/16	(AMBAC)	1,250	1,388,562
5.50%, 07/01/17	(AMBAC)	2,550	2,856,204
5.50%, 07/01/25	(AMBAC)	4,625	5,191,146
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/15	(AGM)	925	1,023,809
5.25%, 08/01/17	(AGM)	760	875,300
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	1,650	1,851,201
Series I
5.00%, 07/01/36	(Call 07/01/14)
	(GTD)	3,000	3,034,110
Series P
6.25%, 07/01/26	(Call 07/01/19)
	(GTD)	1,000	1,156,260
6.75%, 07/01/36	(Call 07/01/19)
	(GTD)	2,500	2,921,225
Puerto Rico Public Buildings Authority RB Lease Revenue
Series Q
5.50%, 07/01/37	(Call 07/01/14)
	(GTD)	310	316,789
Puerto Rico Public Finance Corp. RB Miscellaneous Revenue
Series B
5.50%, 08/01/31	(Call 08/01/21)	2,510	2,725,032
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
0.00%, 08/01/32	(Call 08/01/26)	2,000	1,956,160
Series A
0.00%, 08/01/31		500	185,185
0.00%, 08/01/34		1,000	301,460
0.00%, 08/01/35		5,375	1,497,959
0.00%, 08/01/36		4,500	1,167,930

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

0.00%, 08/01/41	(NPFGC-FGIC)	$2,000	$400,640
0.00%, 08/01/42	(NPFGC-FGIC)	2,000	378,780
0.00%, 08/01/43	(NPFGC)	500	89,270
0.00%, 08/01/44	(NPFGC)	3,000	504,510
0.00%, 08/01/45	(NPFGC)	1,000	158,190
0.00%, 08/01/46	(NPFGC)	7,750	1,150,875
0.00%, 08/01/47	(AMBAC)	5,500	762,685
0.00%, 08/01/54	(AMBAC)	34,925	2,863,151
0.00%, 08/01/56		5,000	362,900
4.38%, 08/01/20	(Call 02/01/20)	215	239,682
5.00%, 08/01/18		220	261,059
5.00%, 08/01/24	(Call 08/01/19)	805	915,993
5.25%, 08/01/27	(Call 08/01/19)	1,430	1,617,230
5.38%, 08/01/39	(Call 02/01/20)	3,000	3,241,650
5.50%, 08/01/23	(Call 08/01/19)	520	615,404
5.50%, 08/01/28	(PR 08/01/19)	5	6,512
5.50%, 08/01/28	(Call 08/01/19)	965	1,100,312
5.50%, 08/01/37	(Call 02/01/20)	345	375,674
5.50%, 08/01/42	(Call 02/01/20)	1,250	1,360,262
5.75%, 08/01/37	(Call 08/01/19)	4,000	4,470,040
6.00%, 08/01/42	(Call 08/01/19)	9,625	10,909,745
Series A-1
0.00%, 08/01/23		2,100	1,323,483
5.00%, 08/01/43	(Call 08/01/21)	900	956,241
Series C
0.00%, 08/01/37		1,000	258,690
0.00%, 08/01/38		11,000	2,565,980
0.00%, 08/01/39		5,000	1,153,650
5.00%, 08/01/22	(Call 08/01/21)	500	595,970
5.00%, 08/01/46	(Call 08/01/21)	1,500	1,610,535
5.13%, 08/01/42	(Call 08/01/20)
	(AGM)	1,360	1,439,519
5.25%, 08/01/40	(Call 08/01/21)	1,000	1,110,560
5.25%, 08/01/41	(Call 08/01/20)	1,250	1,344,087

			161,021,337
RHODE ISLAND — 0.07%
Rhode Island Convention Center Authority RB Miscellaneous Revenue
Series B
5.25%, 05/15/15	(NPFGC)	410	430,275

Security		Principal (000s)	Value

Rhode Island Economic Development Corp. RB Federal Grant Revenue
Series A
5.25%, 06/15/19	(AGM)	$1,200	$1,476,804

			1,907,079
SOUTH CAROLINA — 1.26%
City of Columbia RB Water & Sewer Revenue
Series A
5.00%, 02/01/41	(Call 02/01/21)	500	557,850
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20	(AGM)	1,000	1,171,460
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,107,320
5.50%, 12/01/28	(PR 12/01/12)	8,270	8,682,673
Piedmont Municipal Power Agency RB Electric Power & Light Revenues
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,173,730
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,819,610
5.50%, 01/01/38	(Call 01/01/19)	2,600	2,945,800
Series B
5.00%, 01/01/22	(Call 01/01/16)
	(NPFGC)	1,315	1,495,010
Series D
5.00%, 01/01/21	(PR 01/01/13)
	(AGM)	1,110	1,154,444
5.00%, 01/01/21	(Call 01/01/13)
	(AGM)	1,590	1,653,250
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,450	1,587,504
South Carolina State Public Service Authority RB Miscellaneous Revenue
Series A
5.00%, 01/01/20	(Call 01/01/14)
	(AMBAC)	6,010	6,517,124

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

South Carolina State Public Service Authority RB Water Revenue
Series C
5.00%, 12/01/36	(Call 12/01/21)	$500	$558,000
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
5.25%, 10/01/40	(Call 10/01/19)	500	548,430
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series B
5.25%, 10/01/13	(AMBAC)	830	890,499
State of South Carolina GO
5.00%, 03/01/15		1,000	1,136,130
Series A
4.00%, 06/01/15		500	557,090
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,149,880

			35,705,804
TENNESSEE — 0.84%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	1,250	1,447,638
5.25%, 10/01/17	(NPFGC)	1,000	1,235,650
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,000	1,231,500
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		1,575	1,771,528
5.00%, 12/01/15		300	349,005
5.00%, 12/01/17		1,000	1,224,550
Series A
5.00%, 12/01/12	(NPFGC)	935	968,669
5.00%, 12/01/13	(NPFGC)	500	540,975
5.00%, 12/01/14	(PR 12/01/13)
	(NPFGC)	2,000	2,163,100
5.00%, 12/01/15	(PR 12/01/13)
	(NPFGC)	300	324,465
5.00%, 12/01/16	(PR 12/01/13)
	(NPFGC)	250	270,388

Security		Principal (000s)	Value

County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	$1,285	$1,411,798
5.00%, 03/01/24		1,000	1,269,450
Memphis-Shelby County Sports Authority Inc. RB Recreational Revenue Series A
5.13%, 11/01/28	(PR 11/01/12)
	(AMBAC)	500	516,535
Metropolitan Government of Nashville & Davidison County RB Electric Power & Light Revenues
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,158,035
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/20	(Call 01/01/18)	1,000	1,232,050
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,252,380
Series D
5.00%, 07/01/16		1,500	1,778,700
Metropolitan Government of Nashville & Davidson County RB Water Revenue
5.20%, 01/01/13	(NPFGC-FGIC)	290	300,820
State of Tennessee GO
Series A
4.00%, 08/01/17		2,000	2,349,740
Series C
5.00%, 09/01/12		1,000	1,024,490

			23,821,466
TEXAS — 7.74%
Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,072,880
City of Austin Electric Utility Revenue RB Electric Power & Light Revenues
5.00%, 11/15/13	(AGM)	1,470	1,584,219
City of Austin RB Water & Wastewater System Revenue
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,117,300
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,105,540

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31	(Call 09/01/15)
	(AMBAC)	$500	$521,855
City of Dallas GOL
Series A
5.00%, 02/15/18		1,600	1,951,856
5.00%, 02/15/20		650	808,808
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	275	308,611
5.00%, 10/01/15	(AMBAC)	1,200	1,395,324
5.00%, 10/01/17	(AMBAC)	750	922,988
5.00%, 10/01/39	(Call 10/01/20)	850	948,524
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,688,400
City of Houston GO
Series A
5.00%, 03/01/15		1,500	1,701,780
5.00%, 03/01/19	(Call 09/01/15)
	(AMBAC)	750	854,955
City of Houston GOL
Series A
5.00%, 03/01/12	(NPFGC)	2,000	2,000,540
5.00%, 03/01/18		1,000	1,221,100
5.00%, 03/01/19	(Call 03/01/18)	500	605,385
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,151,280
5.25%, 03/01/28	(Call 03/01/18)	1,235	1,419,583
City of Houston RB Multiple Utility Revenue
Series A
5.25%, 11/15/17	(AGM)	825	1,022,670
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	831,428
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,632,089
City of Houston RB Sewer Revenue Series E
5.00%, 11/15/16		1,000	1,199,180

Security		Principal (000s)	Value

City of Houston RB Water Revenue
Series A
5.00%, 11/15/36	(Call 11/15/17)
	(AGM)	$4,500	$4,853,700
5.13%, 05/15/28	(Call 05/15/14)
	(NPFGC)	1,000	1,079,800
5.25%, 05/15/14	(NPFGC)	1,210	1,341,612
6.00%, 11/15/36	(Call 05/15/19)
	(AGM)	1,000	1,200,360
Series C
5.00%, 11/15/18		750	928,320
Series D
5.00%, 11/15/21		890	1,114,841
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,150,080
City of Houston Utility System Revenue RB Sewer Revenue
Series E
5.00%, 11/15/13		2,000	2,162,020
5.00%, 11/15/14		1,950	2,193,204
City of San Antonio GO
5.00%, 02/01/19		500	621,745
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		500	585,430
5.00%, 02/01/32	(PR 02/01/17)	40	48,351
5.00%, 02/01/32	(Call 02/01/17)	5,295	5,743,328
5.38%, 02/01/14		1,000	1,097,460
Series A
5.00%, 02/01/24	(Call 02/01/15)	3,150	3,495,681
Series D
5.00%, 02/01/17		1,000	1,202,740
5.00%, 02/01/19		500	617,645
City of San Antonio RB Water Revenue
4.50%, 05/15/37	(Call 05/15/17)
	(NPFGC-FGIC)	1,300	1,358,851
City of San Antonio RB Water System Revenue
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,211,580
County of Fort Bend GOL
4.75%, 03/01/31	(Call 03/01/17)
	(NPFGC)	1,485	1,596,375

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

County of Harris GO
Series B
5.00%, 10/01/25	(Call 10/01/16)	$4,000	$4,644,200
County of Harris GOL
5.25%, 10/01/24	(PR 10/01/14)	785	882,850
5.25%, 10/01/24	(Call 10/01/14)	2,215	2,445,360
County of Harris RB
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	500	556,440
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,092,930
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	587,535
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,083,050
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(Call 02/15/17)
	(PSF)	4,000	4,517,600
5.00%, 02/15/35	(Call 02/15/17)
	(PSF)	1,200	1,326,168
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33	(Call 12/01/18)	250	277,293
5.00%, 12/01/36	(Call 12/01/16)	4,735	5,064,840
	(AMBAC)
5.25%, 12/01/29	(AMBAC)	1,050	1,369,924
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,107,590
Dallas Independent School District GO
Series A
5.00%, 08/15/25	(Call 08/15/14)
	(PSF)	700	766,283
5.00%, 08/15/28	(Call 08/15/14)
	(PSF)	6,500	7,086,235
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16		500	587,515
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,073,380

Security		Principal (000s)	Value

5.00%, 11/01/45	(Call 11/01/20)	$495	$526,096
5.25%, 11/01/38	(Call 11/01/20)	500	550,780
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,106,580
Harris County Flood Control District GO
Series A
5.25%, 10/01/21		1,000	1,288,530
Harris County Flood Control District RB Miscellaneous Revenue
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,500	1,709,775
Harris County Metropolitan Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,126,510
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,116,910
Houston Independent School District GO Series B
5.00%, 02/15/24	(Call 02/15/17)
	(PSF)	500	585,450
Houston Independent School District GOL
5.00%, 02/15/22	(Call 02/15/17)
	(PSF)	1,750	2,036,125
Klein Independent School District GO Series A
5.00%, 08/01/38	(Call 08/01/18)
	(PSF)	240	262,560
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/12		200	202,010
5.00%, 05/15/13		1,595	1,682,844
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,601,850
5.25%, 01/01/15		1,310	1,488,370
5.75%, 05/15/28	(Call 05/15/15)	940	1,036,106
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,175,160
6.25%, 05/15/28	(Call 05/15/18)	1,500	1,783,185
North East Independent School District GO
5.25%, 02/01/27	(PSF)	530	697,915

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series A
5.00%, 08/01/37	(Call 08/01/17)
	(PSF)	$500	$553,380
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31	(Call 09/01/16)
	(NPFGC)	1,500	1,695,240
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,866,906
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43	(Call 09/01/31)	500	324,190
5.75%, 01/01/38	(Call 01/01/18)	3,600	3,878,316
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,162,170
6.00%, 01/01/38	(Call 01/01/19)
	(AGC-ICC)	500	567,605
6.00%, 01/01/43	(Call 01/01/21)	250	284,905
Series A
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,890,400
5.50%, 09/01/41	(Call 09/01/21)	1,580	1,818,469
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,171,661
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,128,300
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,600	372,256
0.00%, 09/01/43	(Call 09/01/31)	2,500	366,650
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,068,410
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	358,310
5.25%, 01/01/44	(Call 01/01/19)	3,370	3,576,210
6.00%, 01/01/25	(Call 01/01/19)	500	590,065
Series D
5.00%, 09/01/24	(Call 09/01/21)	1,000	1,193,260
5.00%, 09/01/32	(Call 09/01/21)	1,450	1,637,093
Series H
5.00%, 01/01/13		275	284,116
Series K-1
5.75%, 01/01/38	(Call 01/01/19)
	(AGM)	500	559,485
Series L-2
6.00%, 01/01/13		1,000	1,044,940

Security		Principal (000s)	Value

North Texas Tollway Authority RB Miscellaneous Revenue
0.00%, 01/01/38	(AGM)	$500	$132,375
Series A
5.13%, 01/01/28	(Call 01/01/18)
	(NPFGC)	9,960	10,884,587
Series D
0.00%, 01/01/31	(AGM)	370	150,564
0.00%, 01/01/34	(AGM)	3,500	1,170,225
Series E-3
5.75%, 01/01/16		1,150	1,334,908
Pharr San Juan Alamo Independent School District GO
5.00%, 02/01/38	(Call 02/01/18)
	(PSF)	300	326,214
Plano Independent School District GO
Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,896,537
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	557,080
San Antonio Independent School District GO
5.00%, 08/15/23	(Call 08/15/15)
	(PSF)	975	1,105,562
State of Texas GO
4.50%, 04/01/33	(Call 04/01/17)	2,870	3,064,729
5.00%, 10/01/15		1,250	1,453,462
5.00%, 04/01/26	(Call 04/01/18)	1,050	1,232,931
5.00%, 04/01/27	(Call 04/01/18)	1,300	1,518,699
5.00%, 04/01/28	(Call 04/01/16)	1,000	1,128,960
5.00%, 04/01/30	(Call 04/01/16)	2,850	3,210,325
Series A
4.75%, 04/01/35	(Call 04/01/15)	5,600	5,859,952
5.00%, 04/01/26	(Call 04/01/15)	2,850	3,142,666
5.00%, 04/01/33	(Call 04/01/17)	3,800	4,380,146
Tarrant Regional Water District RB Water Revenue
5.00%, 03/01/37	(Call 03/01/22)	1,500	1,691,250

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		$995	$1,058,411
5.00%, 07/01/14		1,270	1,408,379
5.00%, 07/01/15		2,300	2,641,435
5.00%, 01/01/16		500	583,780
5.00%, 01/01/17	(Call 01/01/16)	1,000	1,157,640
5.00%, 07/01/17	(Call 01/01/16)	1,500	1,741,395
Series B
5.00%, 07/01/19	(Call 07/01/14)	1,500	1,651,575
5.00%, 01/01/20	(Call 07/01/13)	675	713,516
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		300	336,882
5.00%, 04/01/23	(Call 04/01/16)	500	575,285
5.25%, 04/01/14		1,300	1,433,900
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/13		1,000	1,052,010
5.00%, 04/01/16		500	588,725
5.00%, 04/01/17		800	966,552
5.00%, 04/01/24	(Call 04/01/17)	2,000	2,331,180
5.00%, 04/01/25	(Call 04/01/16)	500	571,650
5.00%, 04/01/26	(Call 04/01/17)	1,000	1,170,960
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,444,964
Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 08/15/21	(AMBAC)	500	348,175
5.00%, 08/15/42	(Call 08/15/12)
	(AMBAC)	1,990	1,990,995
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/27	(Call 07/15/17)	250	293,965
University of Texas System RB College & University Revenue
Series A
5.00%, 08/15/22		1,000	1,273,020

Security		Principal (000s)	Value

Series B
5.00%, 08/15/43	(Call 08/15/22)	$1,000	$1,147,440

			219,230,710
UTAH — 0.67%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12		1,715	1,742,732
5.25%, 07/01/20	(Call 07/01/13)	1,000	1,059,000
5.25%, 07/01/22	(Call 07/01/13)	1,000	1,058,300
State of Utah GO
Series A
5.00%, 07/01/13		1,500	1,596,435
5.00%, 07/01/16		500	595,265
5.00%, 07/01/17		685	839,084
5.00%, 07/01/22	(Call 07/01/21)	2,840	3,590,044
Series C
4.00%, 07/01/13		2,795	2,937,321
5.00%, 07/01/15		875	1,006,469
5.00%, 07/01/18		650	808,626
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/28	(Call 06/15/18)	1,275	1,446,028
5.00%, 06/15/32	(Call 06/15/18)
	(AGM)	1,500	1,685,490
5.00%, 06/15/36	(Call 06/15/18)
	(AGM)	500	551,520

			18,916,314
VIRGIN ISLANDS — 0.04%
Virgin Islands Public Finance Authority RB Sales Tax Revenue
5.00%, 10/01/25	(Call 10/01/20)	650	701,980
5.00%, 10/01/29	(Call 10/01/20)	505	531,629

			1,233,609
VIRGINIA — 0.62%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		500	621,185
5.00%, 06/01/19		500	629,265

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

County of Fairfax GO
Series A
5.00%, 10/01/12	(SAW)	$250	$257,128
5.00%, 10/01/13	(SAW)	1,500	1,614,030
Series B
5.00%, 04/01/23	(SAW)	1,000	1,301,650
Series C
5.00%, 10/01/16	(SAW)	425	510,476
5.00%, 10/01/17	(SAW)	500	617,325
County of Loudoun GO
Series B
5.00%, 11/01/19		500	632,575
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38	(Call 04/01/18)	375	408,382
Upper Occoquan Sewage Authority RB Sewer Revenue
Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,221,850
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20		900	1,129,419
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		500	537,805
Virginia Commonwealth Transportation Board RB Transit Revenue
5.00%, 05/15/27	(Call 05/15/21)
	(SAP)	500	598,890
5.00%, 05/15/34	(Call 05/15/21)
	(SAP)	1,000	1,143,430
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 08/01/23	(Call 08/01/22)
	(GOI)	1,000	1,257,690
5.25%, 08/01/14		1,505	1,684,577
Series C
5.00%, 08/01/15	(SAW)	680	784,577
5.00%, 08/01/18	(SAW)	1,475	1,819,103
5.00%, 08/01/19	(SAW)	750	936,225

			17,705,582

Security		Principal (000s)	Value

WASHINGTON — 2.54%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32	(Call 11/01/17)
	(AGM)	$1,400	$1,545,754
5.00%, 11/01/36	(Call 11/01/17)	3,150	3,424,806
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,372,560
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	610,735
5.00%, 02/01/24	(Call 02/01/20)	500	595,500
County of King GOL
4.75%, 01/01/34	(Call 01/01/18)	900	972,234
County of King RB Sewer Revenue
5.00%, 01/01/38	(Call 01/01/18)	4,600	4,999,280
5.13%, 01/01/41	(Call 01/01/21)	500	560,240
Energy Northwest RB Electric Power & Light Revenues
5.00%, 07/01/15		250	286,665
5.50%, 07/01/15		1,425	1,657,517
Series A
5.00%, 07/01/13	(AMBAC)	605	643,726
5.00%, 07/01/17		3,000	3,629,250
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,761,775
5.00%, 07/01/23	(Call 07/01/21)	2,000	2,443,900
5.00%, 07/01/24	(Call 07/01/16)	675	768,535
5.25%, 07/01/13	(NPFGC)	170	181,450
5.25%, 07/01/16		580	692,033
5.25%, 07/01/18		125	154,776
5.25%, 07/01/18	(Call 07/01/14)
	(NPFGC)	150	164,919
5.50%, 07/01/12	(NPFGC)	2,815	2,866,008
5.50%, 07/01/13		330	353,328
5.50%, 07/01/13	(Call 07/01/12)
	(AGM)	3,000	3,053,730
5.75%, 07/01/17	(Call 07/01/12)
	(NPFGC)	2,000	2,035,680

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series C
5.00%, 07/01/14		$750	$831,907
Series D
5.00%, 07/01/12		335	340,501
FYI Properties RB Lease Non-Terminable
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,107,530
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/12	(GTD)	500	506,200
NJB Properties RB Lease Revenue
Series A
5.00%, 12/01/36	(Call 12/01/16)
	(GTD)	1,000	1,049,040
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/30	(Call 06/01/20)	1,000	1,122,700
5.00%, 06/01/40	(Call 06/01/20)	2,000	2,184,880
Series A
5.00%, 08/01/31	(Call 08/01/22)	1,000	1,143,180
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(Call 12/01/18)
	(GTD)	500	598,515
State of Washington GO
5.00%, 07/01/16		400	474,696
5.00%, 07/01/17		350	425,450
5.00%, 06/01/41	(Call 06/01/21)	2,500	2,789,975
Series A
5.00%, 07/01/25	(Call 07/01/18)	1,330	1,533,024
5.00%, 07/01/27	(Call 07/01/18)	4,750	5,416,567
5.00%, 07/01/31	(Call 07/01/18)	3,400	3,804,328
5.00%, 08/01/35	(Call 08/01/21)	500	568,775
Series B-1
4.00%, 08/01/14		500	544,335
Series C
5.00%, 01/01/27	(Call 01/01/18)	1,000	1,136,170
5.00%, 01/01/28	(Call 01/01/18)	1,000	1,130,940
Series E
5.00%, 01/01/31	(Call 01/01/16)
	(AMBAC)	1,500	1,611,900
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,735,950

Security		Principal (000s)	Value

Series R
5.00%, 01/01/21	(Call 01/01/15)
	(AMBAC)	$2,685	$2,992,835
Series R-2006A
5.00%, 07/01/13	(AMBAC)	525	558,605
Series R-2010A
5.00%, 01/01/15		555	625,985
Series R-2012C
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,825,245
University of Washington RB College & University Revenue
Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,136,580

			71,970,214
WEST VIRGINIA — 0.08%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	1,000	1,144,360
West Virginia University RB College & University Revenue
Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,129,960

			2,274,320
WISCONSIN — 0.87%
State of Wisconsin GO
Series 1
4.00%, 05/01/15		3,000	3,329,730
5.00%, 05/01/16	(AMBAC)	550	649,138
5.00%, 05/01/18	(Call 05/01/15)
	(NPFGC)	3,000	3,394,260
5.00%, 05/01/21		500	626,070
5.50%, 05/01/14	(NPFGC)	2,285	2,542,222
Series 2
5.00%, 11/01/20		500	627,470
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,242,330
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	500	590,125
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25	(Call 05/01/19)
	(SAP)	2,050	2,412,194

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s) or Shares	Value

5.63%, 05/01/28	(Call 05/01/19)
	(SAP)	$1,470	$1,748,609
5.75%, 05/01/33	(Call 05/01/19)
	(SAP)	3,000	3,532,920
6.00%, 05/01/36	(Call 05/01/19)
	(SAP)	1,250	1,488,538
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/20	(AGM)	2,000	2,505,780

			24,689,386

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $2,604,238,951)			2,786,882,625

SHORT-TERM INVESTMENTS — 1.76%

MONEY MARKET FUNDS — 1.76%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.03%[a,b]		49,836,501	49,836,501

			49,836,501

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,836,501)			49,836,501

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $2,654,075,452)			2,836,719,126
Other Assets, Less Liabilities — (0.11)%			(3,045,286)

NET ASSETS — 100.00%			$2,833,673,840

COP — Certificates of Participation

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

SO — Special Obligation

ST — Special Tax

TA — Tax Allocation

Insured by:

AGC-ICC — Assured Guaranty Corp.— Insured Custody Certificates

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Co.

HERBIP — Higher Education Revenue Bond Intercept Program

NPFGC — National Public Finance Guarantee Corp.

XLCA — XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 99.22%

ALABAMA — 0.30%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14		$500	$549,840
Birmingham Water Works Board RB Water Revenue
Series B
5.00%, 01/01/43	(PR 01/01/13)
	(NPFGC)	900	936,108

			1,485,948

ARIZONA — 1.03%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.00%, 09/01/13	(NPFGC)	260	275,491
5.25%, 09/01/17	(PR 03/01/13)
	(NPFGC)	800	840,368
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/15	(Call 07/01/14)
	(AMBAC)	1,250	1,371,087
5.25%, 07/01/12	(AMBAC)	310	315,304
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/26	(PR 07/01/12)
	(NPFGC-FGIC)	750	762,188
Salt River Project Agricultural Improvement & Power District COP Lease Renewal
5.00%, 12/01/14	(Call 12/01/13)
	(NPFGC)	500	536,665
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15		820	902,754
5.00%, 01/01/22	(PR 01/01/13)	100	104,012

			5,107,869

Security		Principal (000s)	Value

ARKANSAS —0.10%
State of Arkansas GO
4.00%, 08/01/12		$500	$508,050

			508,050

CALIFORNIA —21.87%
Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15		860	975,773
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/19	(PR 07/01/13)
	(AGM)	600	640,494
5.25%, 07/01/20	(PR 07/01/13)
	(AGM)	220	234,848
5.25%, 07/01/21	(PR 07/01/13)
	(AGM)	1,375	1,467,799
California State Department of Water Resources RB Electric Power & Light Revenues
Series A
5.13%, 05/01/18	(PR 05/01/12)	725	738,478
5.25%, 05/01/12	(NPFGC)	1,635	1,649,404
5.25%, 05/01/20	(PR 05/01/12)	1,325	1,349,910
5.38%, 05/01/17	(PR 05/01/12)
	(XLCA)	1,300	1,324,726
5.38%, 05/01/18	(PR 05/01/12)
	(AMBAC)	1,980	2,017,660
5.38%, 05/01/22	(PR 05/01/12)	1,160	1,182,063
5.50%, 05/01/13	(PR 05/01/12)
	(AMBAC)	265	270,096
5.50%, 05/01/13	(Call 05/01/12)
	(AMBAC)	135	137,596
5.50%, 05/01/14	(PR 05/01/12)
	(AMBAC)	1,505	1,533,941
5.50%, 05/01/16	(PR 05/01/12)
	(AMBAC)	5,545	5,651,630
5.75%, 05/01/17	(PR 05/01/12)	1,600	1,631,456
5.88%, 05/01/16	(PR 05/01/12)	1,975	2,014,263

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

6.00%, 05/01/13	(PR 05/01/12)	$700	$714,070
6.00%, 05/01/15	(PR 05/01/12)	300	306,030
Series L
2.00%, 05/01/12		500	501,610
4.00%, 05/01/15		100	110,958
5.00%, 05/01/15		2,695	3,074,995
5.00%, 05/01/16		880	1,036,790
Series M
4.00%, 05/01/14		250	269,883
4.00%, 05/01/16		500	568,545
5.00%, 05/01/13		1,100	1,161,743
5.00%, 05/01/14		500	550,575
5.00%, 05/01/15		1,750	1,996,750
5.00%, 05/01/16		500	589,085
California State Department of Water Resources RB Water Revenue
Series AJ
5.00%, 12/01/16		500	602,075
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		315	329,364
5.00%, 06/15/13		6,715	7,107,760
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14)
	(AGM)	400	442,544
Grossmont-Cuyamaca Community College District GO
Series B
5.00%, 08/01/29	(PR 08/01/15)
	(FGIC)	1,000	1,149,290
Los Angeles Convention & Exhibit Center Authority RB Lease Abatement
Series A
5.00%, 08/15/17		105	119,656
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14		1,000	1,108,710

Security		Principal (000s)	Value

Los Angeles Department of Water & Power RB Electric Power & Light Revenues
5.00%, 07/01/16		$400	$474,696
Series A
4.00%, 07/01/13		1,000	1,050,230
5.00%, 07/01/13	(NPFGC)	375	398,846
Los Angeles Unified School District GO
5.75%, 07/01/14	(NPFGC)	400	448,968
Series A
5.00%, 07/01/13	(NPFGC)	625	664,219
5.00%, 07/01/21	(PR 07/01/13)
	(AGM)	790	840,125
5.00%, 07/01/22	(PR 07/01/13)
	(AGM)	500	531,725
5.00%, 07/01/23	(PR 07/01/13)
	(AGM)	2,775	2,951,074
5.00%, 07/01/24	(PR 07/01/13)
	(AGM)	285	303,083
5.00%, 01/01/28	(PR 07/01/13)
	(NPFGC)	2,595	2,759,653
5.25%, 07/01/19	(PR 07/01/13)
	(AGM)	1,450	1,546,845
5.25%, 07/01/20	(PR 07/01/13)
	(AGM)	680	725,417
5.50%, 07/01/15	(PR 07/01/13)
	(NPFGC)	500	535,065
Series E
5.13%, 07/01/22	(PR 07/01/12)
	(NPFGC)	530	538,931
5.13%, 01/01/27	(PR 07/01/12)
	(NPFGC)	1,125	1,143,956
Series F
5.00%, 07/01/25	(PR 07/01/13)
	(FGIC)	1,465	1,557,954
5.00%, 01/01/28	(PR 07/01/13)
	(FGIC)	500	531,725
Series KY
5.00%, 07/01/14		1,050	1,162,066

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Metropolitan Water District of Southern California RB Water Revenue Series B
5.00%, 07/01/13		$150	$159,602
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14)
	(AMBAC)	500	563,890
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series S
5.00%, 11/15/12	(NPFGC)	275	284,221
Series U
5.00%, 08/15/17	(AGM)	100	121,136
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15		375	427,924
5.00%, 05/15/16		500	589,330
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/17		200	191,220
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	471,365
Series A
5.50%, 01/01/14	(AGM)	500	546,960
Series A-2003-1
5.00%, 07/01/33	(PR 07/01/13)
	(AMBAC)	840	893,886
State of California GO
3.00%, 09/01/13		1,500	1,559,010
3.00%, 09/01/16		1,645	1,787,095
4.00%, 08/01/14		1,000	1,082,140
4.00%, 08/01/15		200	221,168
4.00%, 10/01/15		325	360,926
4.00%, 07/01/16	(Call 07/01/12)	1,350	1,366,078
5.00%, 03/01/12		2,250	2,250,607

Security		Principal (000s)	Value

5.00%, 05/01/12		$500	$504,140
5.00%, 02/01/13		250	260,713
5.00%, 03/01/13		950	994,375
5.00%, 05/01/13		500	527,190
5.00%, 03/01/14		2,155	2,345,695
5.00%, 03/01/14	(NPFGC-FGIC)	500	544,245
5.00%, 05/01/14		500	547,825
5.00%, 08/01/14		215	237,824
5.00%, 03/01/15		1,025	1,152,726
5.00%, 04/01/15		1,000	1,127,560
5.00%, 06/01/15		200	226,682
5.00%, 11/01/15		2,350	2,699,985
5.00%, 03/01/16		300	347,538
5.00%, 04/01/16		215	249,725
5.00%, 10/01/16		1,000	1,179,550
5.00%, 11/01/16	(AMBAC)	500	591,265
5.00%, 12/01/16		250	296,378
5.00%, 02/01/29	(PR 02/01/14)	600	654,582
5.00%, 02/01/33	(PR 02/01/14)	1,165	1,270,980
5.25%, 12/01/12		500	518,655
5.25%, 02/01/14	(Call 08/01/13)	100	106,846
5.25%, 04/01/29	(PR 04/01/14)	1,000	1,103,880
5.25%, 04/01/32	(PR 04/01/12)	800	803,640
5.50%, 03/01/13	(Call 04/30/12)
	(NPFGC-FGIC)	35	35,126
5.50%, 04/01/28	(PR 04/01/14)	500	554,545
Series A
4.00%, 07/01/16		455	516,757
5.00%, 07/01/12	(NPFGC)	1,195	1,214,586
5.00%, 07/01/15	(PR 07/01/14)	305	338,611
5.00%, 07/01/15	(Call 07/01/14)
	(NPFGC)	1,260	1,392,602
5.00%, 07/01/16		795	936,733
5.25%, 07/01/12		1,155	1,174,543
5.25%, 07/01/13		940	1,000,809
5.25%, 07/01/13	(NPFGC)	960	1,023,209
5.25%, 07/01/14		1,720	1,917,159
5.25%, 07/01/14	(NPFGC-FGIC)	2,000	2,222,600
Series B
3.50%, 07/01/23	(Call 07/01/14)	600	638,322
5.00%, 07/01/23	(Call 07/01/14)	790	867,499

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

University of California RB College & University Revenue
Series A
5.00%, 05/15/13	(AMBAC)	$810	$856,680

			108,583,486

COLORADO —1.18%
Colorado Department of Transportation RB Highway Revenue Tolls
5.00%, 12/15/16		1,000	1,200,550
Series B
5.00%, 12/15/13	(NPFGC-FGIC)	410	444,637
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13	(NPFGC)	1,455	1,553,707
5.50%, 06/15/15	(NPFGC)	800	929,216
E-470 Public Highway Authority RB Highway Revenue Tolls Series B
0.00%, 09/01/16	(NPFGC)	130	110,416
Regional Transportation District RB Sales Tax Revenue
Series A
5.00%, 11/01/36	(PR 11/01/16)
	(AMBAC)	1,345	1,620,012

			5,858,538

CONNECTICUT —1.98%
State of Connecticut GO
Series A
3.50%, 01/01/16	(Call 01/01/14)	500	526,190
5.00%, 01/01/14		3,615	3,924,227
5.00%, 01/01/16		1,500	1,748,220
Series C
5.00%, 12/01/15		500	581,715
5.50%, 12/15/12		175	182,406
5.50%, 12/15/14		420	479,132
Series D
5.00%, 01/01/14		1,000	1,085,540
Series E
5.50%, 11/15/12		1,000	1,037,920

Security		Principal (000s)	Value

State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/14		$265	$288,871

			9,854,221

DELAWARE — 0.03%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		125	150,140

			150,140

DISTRICT OF COLUMBIA — 0.32%
District of Columbia GO Series B
5.00%, 06/01/17	(AMBAC)	455	546,191
District of Columbia RB Income Tax Revenue
Series C
5.00%, 12/01/12		580	600,932
5.00%, 12/01/13		400	432,928

			1,580,051

FLORIDA — 3.32%
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35	(PR 10/01/15)
	(AGM)	1,825	2,114,609
County of Miami-Dade RB Water Revenue
Series B
5.00%, 10/01/14	(AGM)	1,000	1,109,660
County of Orange RB Miscellaneous Revenue
5.13%, 10/01/30	(PR 04/01/12) (AMBAC)	600	602,658
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/12		805	817,848
5.00%, 07/01/13		1,485	1,571,264

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.00%, 07/01/14		$180	$196,250
5.00%, 07/01/15		1,945	2,172,604
5.00%, 07/01/16		1,045	1,191,217
Florida State Board of Education GO
Series A
5.00%, 01/01/15		570	642,555
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/12	(NPFGC)	300	304,887
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13		1,500	1,588,590
JEA RB Electric Power & Light Revenues
Series 23
5.00%, 10/01/15		1,000	1,150,590
State of Florida GO
Series A
5.00%, 06/01/16		1,000	1,182,140
State of Florida RB Miscellaneous Revenue
Series C
5.00%, 07/01/16		535	631,760
Tampa Bay Water RB Water Revenue
Series A
5.00%, 10/01/16		1,000	1,194,350

			16,470,982
GEORGIA — 2.19%
City of Atlanta RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/15		500	554,050
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/16		500	589,685
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/12	(NPFGC)	1,000	1,012,240

Security		Principal (000s)	Value

5.00%, 06/01/13	(NPFGC)	$350	$370,667
5.00%, 06/01/14	(NPFGC)	1,000	1,102,630
5.00%, 06/01/16	(NPFGC)	230	269,565
Henry County School District GO
Series A
5.00%, 04/01/12	(SAW)	2,775	2,786,932
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues Series B
5.00%, 01/01/16		100	114,619
State of Georgia GO
Series B
4.50%, 03/01/21		250	289,425
5.00%, 05/01/19	(PR 05/01/12)	1,020	1,028,527
5.00%, 05/01/20	(PR 05/01/12)	400	403,344
Series C
5.50%, 07/01/12		500	509,060
5.50%, 07/01/14		500	560,550
5.50%, 07/01/16	(Call 07/01/14)	535	596,188
Series E
4.00%, 07/01/13		200	210,156
5.00%, 08/01/16		305	364,140
Series E-2
4.00%, 09/01/16		100	115,284

			10,877,062
HAWAII — 1.44%
State of Hawaii GO
Series DG
5.00%, 07/01/12	(AMBAC)	1,450	1,473,968
5.00%, 07/01/13	(AMBAC)	1,135	1,207,175
5.00%, 07/01/14	(AMBAC)	1,160	1,286,104
5.00%, 07/01/16	(Call 07/01/15) (AMBAC)	575	658,093
Series DZ
5.00%, 12/01/16		1,000	1,202,330
Series EA
5.00%, 12/01/16		250	300,583

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

University of Hawaii RB College & University Revenue Series A
5.50%, 07/15/29	(PR 07/15/12)
	(FGIC)	$1,000	$1,020,180

			7,148,433
ILLINOIS — 3.68%
City of Chicago GO
Series A
5.00%, 01/01/13	(AGM)	350	362,684
5.00%, 01/01/15	(AGM)	545	600,530
5.00%, 01/01/34	(PR 01/01/14)
	(AGM)	1,200	1,303,116
City of Chicago RB Port Airport & Marina Revenue
Series B
5.25%, 01/01/14	(NPFGC-FGIC)	500	537,665
5.25%, 01/01/15	(NPFGC-FGIC)	750	830,737
County of Cook GO
Series C
5.00%, 11/15/12		250	258,560
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/14	(AGM)	700	754,439
5.50%, 01/01/15	(AGM)	500	556,700
Series A-1
5.00%, 01/01/26	(PR 07/01/16)
	(AGM)	1,000	1,190,530
Series A-2
5.00%, 01/01/27	(PR 07/01/16)
	(AGM)	2,750	3,273,957
5.00%, 01/01/28	(PR 07/01/16)
	(AGM)	1,075	1,279,820
5.00%, 01/01/31	(PR 07/01/16)
	(AGM)	550	654,792
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15	(NPFGC-FGIC)	580	552,345

Security		Principal (000s)	Value

State of Illinois GO
4.00%, 04/01/15		$290	$311,892
5.00%, 01/01/15		500	548,890
First Series
5.38%, 07/01/15	(PR 07/01/2012)
	(NPFGC)	150	152,654
5.50%, 08/01/13	(NPFGC)	500	533,835
5.50%, 08/01/14	(NPFGC)	860	948,752
5.50%, 08/01/15	(XLCA-ICR, NPFGC)	370	418,962
Series B
5.00%, 03/01/13		550	574,008
5.00%, 01/01/14		1,000	1,070,980
5.00%, 03/01/14		370	398,460
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15		500	569,085
5.00%, 06/15/16		500	586,550

			18,269,943
INDIANA — 0.87%
Indiana Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 02/01/16		775	905,115
Indiana Finance Authority RB Sewer Revenue Series C
3.00%, 10/01/16		1,000	1,078,360
Indiana Finance Authority RB Water Revenue Series A
4.00%, 02/01/16		265	299,246
Indiana Transportation Finance Authority RB Highway Revenue Tolls Series A
5.00%, 06/01/28	(PR 06/01/13)
	(AGM)	500	529,800
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.25%, 07/01/33	(PR 07/01/12)
	(NPFGC)	1,500	1,525,650

			4,338,171

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

KANSAS — 0.28%
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/12		$780	$798,962
5.00%, 09/01/16		500	597,160

			1,396,122
KENTUCKY — 0.27%
Kentucky State Property & Building Commission RB Lease Appropriation
5.00%, 08/01/22	(PR 08/01/15)
	(AGM)	100	115,261
5.25%, 10/01/13	(AGM)	350	376,247
5.25%, 10/01/14	(AGM)	250	279,200
5.25%, 10/01/15	(AGM)	500	576,445

			1,347,153
LOUISIANA — 0.67%
Louisiana Public Facilities Authority RB College & University Revenue
Series A
5.13%, 07/01/27	(PR 07/01/12)
	(AMBAC)	265	269,455
State of Louisiana GO
Series A
5.00%, 08/01/14	(NPFGC)	250	277,872
5.00%, 08/01/15	(NPFGC)	510	586,551
5.00%, 10/15/18	(PR 10/15/14)
	(AMBAC)	1,430	1,602,930
5.25%, 08/01/16	(Call 08/01/15)
	(NPFGC)	500	576,480

			3,313,288
MARYLAND — 2.38%
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/12		400	403,392
5.00%, 05/01/14		360	397,375

Security		Principal (000s)	Value

Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		$500	$593,240
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13		325	340,967
5.00%, 03/01/14		225	246,638
State of Maryland GO
5.00%, 02/15/19	(PR 02/15/15)	260	295,030
5.25%, 03/01/12		750	750,210
5.25%, 03/01/16		250	296,565
First Series
5.00%, 03/01/15		1,595	1,812,127
Second Series
5.00%, 07/15/13		355	378,423
5.00%, 08/01/13		600	640,836
5.00%, 08/01/15	(PR 08/01/13)	825	880,720
5.00%, 08/01/16		750	895,425
5.00%, 08/01/18	(PR 08/01/13)	275	293,574
Second Series A
5.00%, 08/01/12		230	234,704
5.00%, 08/01/17	(PR 08/01/15)	500	576,745
Second Series B
5.00%, 08/01/14		1,285	1,430,385
Series A
4.00%, 08/01/15		150	167,916
Series E
5.00%, 08/01/16		1,000	1,193,900

			11,828,172
MASSACHUSETTS — 8.75%
Commonwealth of Massachusetts GO
5.00%, 03/01/21	(PR 03/01/15)
	(AGM)	300	341,061
Series A
5.00%, 08/01/12		600	612,348
5.00%, 08/01/14		1,970	2,192,689
5.00%, 03/01/22	(PR 03/01/15)	400	454,748
5.00%, 03/01/23	(PR 03/01/15)
	(AGM)	500	568,435
5.00%, 03/01/25	(PR 03/01/15)	500	568,435
5.25%, 08/01/13		1,000	1,071,760

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series B
5.00%, 08/01/15		$235	$270,880
Series C
5.00%, 09/01/22	(PR 09/01/15)	500	578,585
5.25%, 08/01/20	(PR 08/01/13)	1,120	1,196,787
Series D
4.75%, 08/01/25	(PR 08/01/16)	500	591,500
5.00%, 08/01/21	(PR 08/01/16)	480	573,072
5.00%, 08/01/22	(PR 08/01/16)	715	853,638
5.25%, 10/01/21	(PR 10/01/13)	1,125	1,210,770
Series E
5.00%, 11/01/24	(PR 11/01/16)
	(AMBAC)	265	319,047
Commonwealth of Massachusetts GOL
5.00%, 07/01/12		1,270	1,290,993
Series A
5.00%, 08/01/16		1,500	1,786,875
Series B
5.00%, 08/01/23	(PR 08/01/14)	2,200	2,445,278
Series C
5.00%, 05/01/12		2,000	2,016,840
5.00%, 09/01/12		1,960	2,008,255
5.00%, 01/01/15		2,000	2,257,000
5.00%, 09/01/21	(PR 09/01/15)	715	827,377
5.00%, 09/01/24	(PR 09/01/15)	500	578,585
5.00%, 09/01/25	(PR 09/01/15)	1,180	1,365,461
5.50%, 11/01/12	(AGM)	700	725,235
5.50%, 11/01/13	(FGIC)	1,600	1,741,216
5.50%, 11/01/14	(NPFGC-FGIC)	310	352,451
Series D
5.50%, 11/01/16		500	611,675
Series E
5.25%, 01/01/20	(PR 01/01/13)
	(AGM)	250	260,250
5.50%, 01/01/15	(PR 01/01/13)	600	625,860
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/22	(PR 06/01/12)
	(FGIC)	350	354,295
5.38%, 06/01/20	(PR 06/01/12)
	(FGIC)	500	506,615

Security		Principal (000s)	Value

5.50%, 06/01/15	(NPFGC-FGIC)	$455	$528,018
5.50%, 06/01/16	(NPFGC-FGIC)	250	300,890
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34	(PR 01/01/14)
	(FGIC)	550	596,942
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/12	(AGM)	500	519,540
5.00%, 12/15/13	(AGM)	350	379,768
5.00%, 12/15/14	(AGM)	340	383,476
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/27	(PR 07/01/12)	700	711,494
	(FGIC)
5.00%, 07/01/32	(PR 07/01/12)	500	508,210
5.00%, 07/01/34	(PR 07/01/14)	2,000	2,222,400
5.25%, 07/01/12		900	915,696
5.25%, 07/01/17	(PR 07/01/14)	500	558,515
Series C
5.50%, 07/01/16		895	1,083,397
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		375	423,735
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13	(AGM)	800	855,664
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/15		1,000	1,111,070
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series A
5.25%, 08/01/15		1,000	1,160,710

			43,417,541

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

MICHIGAN — 0.79%
City of Detroit RB Sewer Revenue
Series A
5.00%, 07/01/32	(PR 07/01/13)	$765	$811,941
	(AGM)
City of Detroit RB Water Revenue
Series B
5.25%, 07/01/32	(PR 07/01/13)	385	410,606
	(NPFGC)
Detroit City School District GO
Series A
5.13%, 05/01/31	(PR 05/01/12)
	(AGM)	750	756,420
Michigan State Building Authority RB Lease Appropriation
Series I
5.25%, 10/15/12	(AGM)	815	840,045
State of Michigan GO
5.50%, 12/01/13		1,000	1,089,050

			3,908,062
MINNESOTA — 1.66%
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14	(AMBAC)	125	136,120
5.25%, 01/01/15	(AMBAC)	920	1,037,171
State of Minnesota GO
5.00%, 10/01/12		1,350	1,388,414
5.00%, 08/01/16		775	924,529
Series A
5.00%, 08/01/15		1,000	1,152,610
5.00%, 10/01/16		1,000	1,199,610
Series D
5.00%, 08/01/14		900	1,001,358
Series F
4.00%, 08/01/13		925	974,552
Series H
5.00%, 11/01/14		400	449,380

			8,263,744

Security		Principal (000s)	Value

MISSISSIPPI — 0.27%
State of Mississippi GO
Series A
5.25%, 11/01/14		$150	$169,458
5.50%, 12/01/15		1,000	1,183,530

			1,352,988
MISSOURI — 0.38%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		660	719,961
5.00%, 05/01/16		500	591,260
Series A
5.00%, 05/01/14		525	578,587

			1,889,808
NEBRASKA — 0.24%
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		1,000	1,172,980

			1,172,980
NEVADA — 1.12%
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16		90	104,602
Clark County School District GO
Series C
5.50%, 06/15/19	(PR 06/15/12)
	(NPFGC)	500	507,860
Clark County School District GOL
Series A
5.00%, 06/15/16	(Call 06/15/14)
	(AGM)	400	437,664
Series C
5.00%, 06/15/22	(PR 12/15/15)
	(AGM)	460	539,088
5.00%, 06/15/22	(PR 06/15/12)
	(NPFGC)	500	507,125

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.00%, 06/15/23	(PR 12/15/15)
	(AGM)	$2,000	$2,343,860
State of Nevada GOL
Series A
5.00%, 02/01/15		1,000	1,121,160

			5,561,359
NEW JERSEY — 8.06%
Garden State Preservation Trust RB Recreational Revenue
Series A
5.25%, 11/01/19	(PR 11/01/13)
	(AGM)	230	249,044
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16	(AGM)	1,000	1,199,470
New Jersey Building Authority RB Lease Appropriation
Series B
5.00%, 06/15/13		425	449,204
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/12		500	503,955
5.00%, 05/01/13		125	131,429
Series DD
5.00%, 12/15/16		1,000	1,182,250
Series EE
5.00%, 09/01/15		1,000	1,138,460
Series F
5.00%, 06/15/24	(PR 06/15/13)
	(FGIC)	2,750	2,918,850
5.00%, 06/15/25	(PR 06/15/13)
	(FGIC)	500	530,700
5.00%, 06/15/28	(PR 06/15/13)	935	992,409
5.25%, 06/15/21	(PR 06/15/13)
	(FGIC)	300	319,389
Series W
5.00%, 03/01/16		1,390	1,604,936
5.00%, 03/01/17		240	282,835

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13	(FGIC)	$300	$310,926
New Jersey Educational Facilities Authority RB College & University Revenue
Series A
5.25%, 09/01/21	(PR 09/01/12)
	(AMBAC)	525	538,492
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15	(FGIC GOI)	250	286,412
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
6.00%, 01/01/14	(NPFGC)	1,225	1,353,184
Series C
6.50%, 01/01/13	(NPFGC)	1,950	2,052,063
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	520	573,295
Series B
5.50%, 09/15/12	(AMBAC)	850	873,553
New Jersey Transit Corp. COP Lease Revenue
Series A
5.50%, 09/15/13	(AMBAC)	400	425,388
5.50%, 09/15/14	(AMBAC)	700	768,460
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15	(AMBAC)	1,010	1,173,681
5.25%, 12/15/16	(Call 12/15/15)
	(NPFGC)	550	634,854
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 12/15/13	(NPFGC)	455	493,498
5.75%, 06/15/15		200	235,222

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.25%, 12/15/12	(NPFGC-FGIC)	$250	$259,978
5.25%, 12/15/13	(NPFGC-FGIC)	200	216,922
5.25%, 12/15/14	(NPFGC)	625	703,256
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19	(PR 06/15/15) (AGM)	145	167,391
Series A
5.50%, 12/15/13	(AMBAC)	425	462,855
5.50%, 12/15/14	(AMBAC)	1,000	1,132,110
5.50%, 12/15/15	(AMBAC)	800	937,096
Series C
5.00%, 06/15/12		1,780	1,805,418
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	135	156,566
5.25%, 06/15/18	(PR 06/15/15) (FGIC)	585	678,454
5.50%, 12/15/15	(AGM)	400	468,712
5.50%, 06/15/18	(PR 06/15/13)	200	213,572
5.50%, 06/15/19	(PR 06/15/13)	500	533,930
5.50%, 06/15/21	(PR 06/15/13)	500	533,930
5.50%, 06/15/22	(PR 06/15/13)	50	53,393
5.50%, 06/15/23	(PR 06/15/13)	740	790,216
5.75%, 12/15/12	(AGM)	500	521,855
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	750	865,815
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,308,840
State of New Jersey GO
5.00%, 08/01/13		1,400	1,494,458
Series H
5.25%, 07/01/12		1,500	1,525,860
5.25%, 07/01/14		1,175	1,308,257
5.25%, 07/01/16		500	596,700
Series L
5.25%, 07/15/13	(AMBAC)	425	454,257
5.25%, 07/15/15	(AMBAC)	520	601,052

			40,012,852

Security		Principal (000s)	Value

NEW MEXICO — 0.51%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	$100	$115,444
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	900	1,002,312
New Mexico Finance Authority RB Transit Revenue Series B
5.00%, 06/15/12	(AMBAC)	1,400	1,419,530

			2,537,286
NEW YORK — 12.14%
City of New York GO
5.25%, 06/01/28	(PR 06/01/13)	305	324,133
Series A-1
4.00%, 08/01/14		400	434,736
5.00%, 08/01/12		730	744,958
5.00%, 08/01/13		425	453,807
5.00%, 08/01/14		200	222,184
5.00%, 08/15/16		740	875,154
Series B
5.00%, 08/01/13		600	640,668
5.00%, 08/01/14		230	255,512
Series B-1
5.00%, 09/01/15		500	575,375
Series C
5.00%, 08/01/14		295	327,721
5.00%, 08/01/14	(CIFG)	275	305,223
5.00%, 08/01/16		940	1,110,384
Series D
5.00%, 08/01/15		125	143,479
Series E
4.00%, 08/01/14		400	434,736
5.00%, 08/01/15		1,055	1,210,960
Series F-1
5.00%, 09/01/16	(Call 09/01/15)	135	155,184
5.25%, 09/01/14		290	324,977

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series G
5.00%, 08/01/14		$500	$555,460
5.00%, 08/01/15		1,010	1,159,308
Series I
5.00%, 08/01/13		765	816,852
5.00%, 08/01/14		350	388,822
Series I-1
5.00%, 08/01/16		1,000	1,181,260
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/14		500	546,150
5.00%, 05/01/15		1,500	1,692,600
5.50%, 12/01/12	(AGM)	175	181,998
5.50%, 12/01/13	(AGM)	300	326,643
Series D
5.00%, 09/01/12	(NPFGC)	1,460	1,494,252
Series F
5.00%, 05/01/12	(NPFGC)	200	201,626
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.25%, 11/15/32	(PR 11/15/13)	255	276,688
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 01/01/14	(NPFGC)	750	813,630
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27	(Call 11/15/13)	500	536,085
Series A
5.50%, 11/15/13	(AMBAC)	675	731,592
5.50%, 11/15/14	(AMBAC)	2,430	2,734,698
Series F
5.25%, 11/15/27	(PR 11/15/12) (NPFGC)	250	259,020
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/14	(AGM)	340	376,451

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Income Tax Revenue
Series B
5.00%, 11/01/15		$500	$581,230
5.00%, 02/01/16		1,000	1,166,530
Series D
5.00%, 11/01/15		500	581,230
Series D-2
5.00%, 11/01/12		1,225	1,264,788
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		355	412,673
Series A-1
5.00%, 11/01/13		1,375	1,484,161
5.00%, 11/01/14		675	758,713
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16		275	330,517
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/12	(GOI)	500	502,170
5.00%, 04/01/13	(GOI)	215	226,524
Series A-1
5.00%, 04/01/12	(AGM)	2,000	2,008,680
New York Power Authority (The) RB Electric Power & Light Revenues
Series A
5.25%, 11/15/16	(PR 11/15/12)	650	673,452
5.25%, 11/15/18	(PR 11/15/12)	625	647,550
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15		300	342,816
5.00%, 07/01/16		385	453,364
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		555	649,955

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series C
5.00%, 03/15/15		$1,240	$1,410,165
Series D
5.00%, 06/15/16		540	637,303
Series E
5.00%, 02/15/15		1,300	1,473,797
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	(NPFGC-FGIC)	150	171,408
Series A
5.25%, 05/15/15		450	499,644
New York State Thruway Authority RB Highway Revenue Tolls
5.50%, 04/01/12		1,000	1,004,740
5.50%, 04/01/13	(Call 04/02/12)	500	502,290
Series A
5.00%, 04/01/12		500	502,170
Series B
5.00%, 04/01/12	(AGM)	125	125,543
5.00%, 04/01/13	(NPFGC-FGIC)	2,070	2,179,068
5.00%, 04/01/14	(AGM)	1,650	1,811,914
5.00%, 04/01/15	(AGM)	720	821,570
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	750	867,945
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		305	357,182
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13		550	578,419
Series B
5.00%, 04/01/15		240	273,857
5.00%, 04/01/16		880	1,031,994
New York State Urban Development Corp. RB Income Tax Revenue
Series A
5.00%, 03/15/16		1,425	1,668,803
Series B
5.13%, 03/15/29	(PR 03/15/13)	275	289,006

Security		Principal (000s)	Value

New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/15		$750	$844,102
Series D
5.00%, 01/01/14		285	309,325
5.00%, 01/01/15		2,250	2,532,307
State of New York GO
Series C
5.00%, 04/15/13		685	723,141
5.00%, 04/15/14		1,000	1,102,830
5.00%, 04/15/15		300	343,629
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series B
5.25%, 11/15/12	(GOI)	750	777,375
5.25%, 11/15/14	(GOI)	1,500	1,698,705
Series B1
5.00%, 11/15/25	(Call 11/15/13) (GOI)	250	268,175
Series B3
5.00%, 11/15/38	(Call 11/15/15)	500	569,205

	(GOI)		60,272,291
NORTH CAROLINA — 2.22%
County of Mecklenburg GO
Series A
5.00%, 08/01/13		735	785,024
County of Wake GO
5.00%, 03/01/16		250	294,090
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	555,535
5.00%, 01/01/16		350	401,737
Series D
5.50%, 01/01/14		275	298,862

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14	(Call 01/01/13) (AMBAC)	$900	$935,811
5.25%, 01/01/15		250	281,087
5.50%, 01/01/13		630	656,815
State of North Carolina GO
5.00%, 03/01/13		250	262,083
Series A
5.00%, 03/01/16		1,400	1,646,904
Series B
5.00%, 04/01/12		1,000	1,004,320
5.00%, 04/01/14		1,320	1,449,822
5.00%, 04/01/16		1,070	1,262,493
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,201,700

			11,036,283
OHIO — 0.82%
Cincinnati City School District GO
5.00%, 12/01/31	(PR 12/01/13) (AGM)	800	865,976
City of Columbus GO
Series A
4.00%, 06/01/14		1,000	1,082,820
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,191,060
State of Ohio RB Lease Appropriation
Series II
5.00%, 08/01/12	(AMBAC)	905	923,181

			4,063,037
OKLAHOMA — 0.20%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/12	(AGM)	990	1,002,118

			1,002,118

Security		Principal (000s)	Value

OREGON — 0.65%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	$1,050	$1,160,271
Oregon State Department of Administrative Services RB Miscellaneous Revenue
Series A
5.00%, 04/01/13	(AGM)	1,500	1,578,870
Oregon State Department of Transportation RB Highway Revenue Tolls
Series A
5.13%, 11/15/26	(PR 11/15/12)	450	465,804

			3,204,945
PENNSYLVANIA — 2.47%
City of Philadelphia RB Sewer Revenue
Series A
5.00%, 11/01/31	(PR 11/01/12) (NPFGC-FGIC)	115	118,725
City of Philadelphia RB Water Revenue
Series A
5.00%, 06/15/14		1,500	1,643,250
Commonwealth of Pennsylvania GO
5.50%, 02/01/13		175	183,600
First Series
4.00%, 09/01/16		250	287,728
Second Series
5.00%, 01/01/18	(PR 01/01/16)	500	584,815
Series 2
5.00%, 07/01/13	(NPFGC-FGIC)	2,280	2,426,581
5.00%, 03/01/16		700	823,151
5.00%, 01/01/21	(PR 01/01/16)	615	719,322
Series 3
5.00%, 09/01/13		400	428,848
5.00%, 09/01/14	(AGM)	1,425	1,591,910
Series A
5.00%, 05/01/14		1,000	1,102,440
5.00%, 02/15/16		1,000	1,174,120

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12		$1,150	$1,168,779

			12,253,269
PUERTO RICO — 3.92%
Commonwealth of Puerto Rico GO
5.50%, 07/01/12	(FGIC)	830	842,840
5.50%, 07/01/14	(FGIC)	1,400	1,513,386
5.65%, 07/01/15	(NPFGC)	180	196,025
Series A
5.00%, 07/01/13		600	626,994
5.00%, 07/01/27	(PR 07/01/12)	1,955	1,987,179
5.00%, 07/01/30	(Call 07/01/12)	975	988,045
5.50%, 07/01/16	(NPFGC)	100	112,588
5.25%, 07/01/15		750	825,518
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13		215	227,122
5.00%, 12/01/14		210	226,815
5.00%, 12/01/15		750	826,898
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series II
5.25%, 07/01/22	(PR 07/01/12)
	(XLCA)	500	513,650
Series JJ
5.25%, 07/01/13	(NPFGC)	1,275	1,347,841
Series KK
5.50%, 07/01/15	(NPFGC)	500	562,985
Series NN
5.00%, 07/01/32	(PR 07/01/13)
	(NPFGC)	480	510,254
5.13%, 07/01/24	(PR 07/01/13)	460	489,762
5.13%, 07/01/29	(PR 07/01/13)	400	425,880
Series OO
5.00%, 07/01/13	(CIFG, AGM)	1,480	1,560,246
5.00%, 07/01/14	(NPFGC-FGIC)	230	250,295

Security		Principal (000s)	Value

Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33	(PR 07/01/13)	$345	$366,745
5.00%, 07/01/42	(PR 07/01/13)	500	531,515
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
5.50%, 07/01/16		210	254,810
Series D
5.00%, 07/01/32	(PR 07/01/12)
	(AGM)	540	548,791
5.75%, 07/01/41	(PR 07/01/12)	500	509,410
Series K
5.00%, 07/01/35	(PR 07/01/15)	500	574,765
5.00%, 07/01/45	(PR 07/01/15)
	(AGC-ICC)	300	344,859
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/12	(AMBAC)	65	65,866
5.50%, 07/01/13	(AMBAC)	250	262,465
5.50%, 07/01/14	(AMBAC)	980	1,059,958
Puerto Rico Municipal Finance Agency GO Series C
5.00%, 08/01/13	(AGM)	400	422,536
Puerto Rico Public Buildings Authority RB Lease Non-Terminable Series H
5.50%, 07/01/16	(AMBAC)	250	280,485
Puerto Rico Public Buildings Authority RB Miscellaneous Revenue Series J
5.00%, 07/01/36	(Call 07/01/12)
	(AMBAC)	225	228,011

			19,484,539
RHODE ISLAND — 0.05%
Rhode Island Economic Development Corp. Revenue
5.00%, 06/15/16	(NPFGC-FGIC)	200	233,700

			233,700

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

SOUTH CAROLINA — 1.26%
Greenville County School District RB Lease Appropriation
5.50%, 12/01/28	(PR 12/01/12)	$3,890	$4,084,111
South Carolina State Public Service Authority RB Electric Power & Light Revenues Series E
5.00%, 01/01/16		925	1,076,154
State of South Carolina GO Series A
4.00%, 06/01/14		1,000	1,083,300

			6,243,565
TENNESSEE — 1.34%
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		400	449,912
5.00%, 12/01/15		1,030	1,198,250
Series A
5.00%, 12/01/12	(NPFGC)	1,000	1,036,010
5.00%, 12/01/16	(PR 12/01/13)
	(NPFGC)	1,595	1,725,072
5.00%, 12/01/17	(PR 12/01/13)
	(NPFGC)	240	259,572
County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	500	549,335
5.00%, 04/01/15	(AMBAC)	1,000	1,139,575
State of Tennessee GO Series C
5.00%, 09/01/12		300	307,347

			6,665,073
TEXAS — 4.25%
City of Dallas RB Water Revenue
5.00%, 10/01/12	(AMBAC)	150	154,263
5.00%, 10/01/13	(AMBAC)	400	430,744
City of Houston GOL
Series A
5.25%, 03/01/13	(NPFGC)	1,000	1,050,600
5.38%, 03/01/15	(Call 03/01/14)
	(NPFGC)	200	219,264

Security		Principal (000s)	Value

City of Houston RB Sewer Revenue Series E
5.00%, 11/15/16		$500	$599,590
City of Houston RB Water Revenue Series A
5.25%, 05/15/14	(NPFGC)	1,300	1,441,401
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		500	585,430
5.38%, 02/01/15		1,000	1,142,220
Dallas Independent School District GO
5.00%, 02/15/13		1,000	1,044,920
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Port Airport & Marina Revenue
Series A
4.00%, 11/01/12		780	798,860
5.00%, 11/01/16		285	334,884
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/12		535	540,327
5.00%, 05/15/13		500	527,530
5.00%, 05/15/15		250	283,228
5.00%, 05/15/16		730	852,472
5.25%, 01/01/15		765	869,162
North East Independent School District GO
5.00%, 08/01/33	(PR 08/01/14)
	(PSF)	250	278,130
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/35	(PR 01/01/15)
	(AGM)	1,105	1,240,318
Series L-2
6.00%, 01/01/13		890	929,997
State of Texas GO
5.00%, 10/01/15		750	872,077

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		$170	$188,523
5.00%, 07/01/15		1,400	1,607,830
5.00%, 07/01/16	(Call 01/01/16)	300	349,770
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/12		1,000	1,004,310
5.00%, 04/01/13		1,465	1,541,195
5.25%, 04/01/14		200	220,600
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/14		500	548,895
5.00%, 04/01/16		1,225	1,442,376

			21,098,916
UTAH — 1.47%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12		250	254,043
5.00%, 07/01/14		225	248,762
5.25%, 07/01/13		500	532,660
State of Utah GO
Series A
5.00%, 07/01/13		300	319,287
5.00%, 07/01/15		1,000	1,150,250
5.00%, 07/01/16	(PR 07/01/13)	425	451,966
Series C
4.00%, 07/01/13		1,350	1,418,742
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/32	(PR 12/15/12)
	(AGM)	1,900	1,972,884
Series B
4.50%, 06/15/33	(PR 12/15/15)
	(AGM)	455	522,818

Security		Principal (000s)	Value

4.75%, 06/15/35	(PR 12/15/15)
	(AGM)	$350	$405,450

			7,276,862
VIRGINIA — 0.80%
Virginia Commonwealth Transportation Board RB Federal Grant Revenue
5.00%, 09/27/12		700	719,600
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		300	322,683
5.00%, 10/01/14		410	458,581
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/14		925	1,035,371
5.25%, 08/01/15		1,225	1,421,502

			3,957,737
WASHINGTON — 3.31%
City of Seattle RB Electric Power & Light Revenues Series B
5.00%, 02/01/15		1,250	1,413,787
County of King RB Sewer Revenue Series B
5.00%, 01/01/16		1,000	1,165,900
Energy Northwest RB Electric Power & Light Revenues
5.25%, 07/01/16	(NPFGC)	125	149,145
5.50%, 07/01/15		445	517,611
6.00%, 07/01/18	(PR 07/01/12)
	(AMBAC)	1,050	1,070,801
Series A
5.00%, 07/01/12		400	406,568
5.00%, 07/01/13		460	489,445
5.00%, 07/01/13	(AMBAC)	580	617,126
5.00%, 07/01/14		500	554,605
5.00%, 07/01/15		185	212,132
5.25%, 07/01/13	(NPFGC)	655	699,114
5.25%, 07/01/16	(NPFGC)	190	226,700
5.50%, 07/01/12	(NPFGC)	750	763,590
5.50%, 07/01/13		205	219,491
5.50%, 07/01/14		500	560,425

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series C
5.00%, 07/01/14		$500	$554,605
5.00%, 07/01/16		735	869,138
King County School District No. 1 Seattle GOL Series A
5.00%, 06/01/13	(GTD)	1,250	1,325,112
State of Washington GO
5.00%, 07/01/12		985	1,001,174
5.00%, 01/01/16		500	583,570
5.00%, 07/01/16		1,000	1,186,740
Series C
5.00%, 07/01/13		500	532,005
Series R
5.00%, 07/01/12		15	15,246
Series R-2006A
5.00%, 07/01/15	(AMBAC)	600	689,070
Washington State Public Power Supply System Series B
7.13%, 07/01/16	(NPFGC)	500	632,000

			16,455,100
WISCONSIN — 0.63%
State of Wisconsin GO
Series 1
5.00%, 05/01/15	(NPFGC)	860	982,137
5.00%, 05/01/16	(AMBAC)	100	118,025
5.50%, 05/01/14	(NPFGC)	300	333,771
Series 2
5.00%, 05/01/13	(NPFGC)	225	237,611
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	870	1,026,818
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		100	113,880

Security	Principal (000s) or Shares	Value

5.00%, 07/01/16	$250	$293,985

		3,106,227

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $483,529,532)		492,587,911

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS —0.02%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.03%[a,b]	90,371	90,371

		90,371

TOTAL SHORT-TERM INVESTMENTS
(Cost: $90,371)		90,371

TOTAL INVESTMENTS IN SECURITIES —99.24%		492,678,282
(Cost: $483,619,903)
Other Assets, Less Liabilities —0.76%		3,795,290

NET ASSETS — 100.00%		$496,473,572

COP — Certificates of Participation

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAW — State Aid Withholding

SO — Special Obligation

ST — Special Tax

Insured by:

AGC-ICC — Assured Guaranty Corp. — Insured Custody Certificates

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

XLCA — XL Capital Assurance Inc.

XLCA — ICR — XL Capital Ltd. — Insured Custodial Receipts

a	Affiliated issuer. See Note 2.
b	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	89

Schedule of Investments

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.12%

NEW YORK — 98.12%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40	(Call 01/15/20)	$250	$269,450
6.38%, 07/15/43	(Call 01/15/20)	950	1,026,427
City of New York GO
5.38%, 03/01/27	(PR 03/01/13)	210	220,861
Series A
5.00%, 08/01/20	(Call 08/01/16)
	(AGM)	250	288,610
5.00%, 08/01/25	(Call 08/01/16)	400	460,016
Series A-1
5.00%, 08/01/12		100	102,049
5.00%, 08/01/17		1,100	1,327,645
5.00%, 08/01/19	(Call 08/01/17)	150	177,120
5.00%, 08/01/27	(Call 08/01/21)	250	294,202
5.00%, 08/01/31	(Call 08/01/21)	200	229,782
Series B
5.00%, 08/01/13		105	112,117
5.00%, 08/01/16		135	159,470
5.00%, 08/01/20		100	123,399
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	236,299
Series C
2.00%, 08/01/12		130	131,018
5.00%, 08/01/19		230	283,001
5.50%, 08/01/12		125	127,825
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	177,752
5.00%, 10/01/20	(Call 10/01/17)	250	299,347
5.00%, 10/01/24	(Call 10/01/17)
	(AGM)	250	285,165
Series D
5.38%, 06/01/32	(PR 06/01/12)	100	101,335
Series E
4.00%, 08/01/14		220	239,105
Series F
5.00%, 08/01/31	(Call 02/01/22)	250	288,913

Security		Principal (000s)	Value

Series G
4.00%, 08/01/18	(Call 08/01/17)	$145	$164,659
5.00%, 08/01/14		500	555,460
5.00%, 08/01/24	(Call 08/01/17)	350	412,380
Series H-1
3.25%, 03/01/14		250	264,528
5.00%, 03/01/23	(Call 03/01/19)	490	575,495
Series J
5.00%, 05/15/23	(Call 05/15/14)	250	272,318
5.25%, 06/01/28	(PR 06/01/13)	1,660	1,764,132
5.50%, 06/01/20	(PR 06/01/13)	135	143,891
Series J-1
5.00%, 08/01/13		360	384,401
5.00%, 05/15/33	(Call 05/15/19)	400	447,932
5.00%, 05/15/36	(Call 05/15/19)	905	999,916
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	925,320
Series M
5.00%, 04/01/25	(Call 04/01/15)
	(FGIC)	200	221,900
Erie County Industrial Development Agency RB Lease Appropriation
Series A
5.00%, 05/01/31	(Call 05/01/19)	100	109,903
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17)
	(NPFGC)	675	664,463
5.00%, 02/15/47	(Call 02/15/17)
	(FGIC)	650	668,863
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,243,264
5.25%, 02/15/47	(Call 02/15/21)	500	540,800
5.75%, 02/15/47	(Call 02/15/21)	250	282,470
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38	(Call 05/01/21)	600	645,654
5.50%, 12/01/12	(AGM)	165	171,598
5.50%, 04/01/22	(Call 04/01/19)	500	598,420

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

5.50%, 05/01/33	(Call 05/01/19)
	(BHAC)	$625	$721,637
6.25%, 04/01/33	(Call 04/01/19)	250	299,852
Series B
5.00%, 12/01/35	(Call 06/01/16)	250	260,473
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	234,947
Series D
5.00%, 09/01/12	(NPFGC)	125	127,933
Series E
5.00%, 12/01/21	(Call 12/01/16)
	(NPFGC-FGIC)	400	450,604
5.00%, 12/01/22	(Call 12/01/16)
	(NPFGC-FGIC)	250	279,828
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15)
	(FGIC)	430	495,334
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/28	(Call 11/15/13)
	(NPFGC)	233	245,048
5.25%, 11/15/32	(PR 11/15/13)	1,215	1,318,336
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.13%, 01/01/24	(Call 07/01/12)
	(SAP)	250	253,260
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27		1,300	1,393,821
Series A
4.75%, 11/15/27	(Call 11/15/15)
	(NPFGC)	200	221,560
5.00%, 11/15/18		250	300,107
5.00%, 11/15/25	(Call 11/15/12)
	(NPFGC-FGIC)	500	513,870
5.00%, 11/15/30	(Call 11/15/12)
	(AGM)	400	409,708

Security		Principal (000s)	Value

5.00%, 11/15/31	(Call 11/15/16)	$600	$637,404
5.00%, 11/15/37	(Call 11/15/21)	455	494,731
5.50%, 11/15/39	(Call 11/15/18)	700	782,166
Series B
5.00%, 11/15/30	(Call 11/15/15)
	(AMBAC)	1,600	1,683,904
5.00%, 11/15/34	(Call 11/15/19)	650	716,287
Series C
6.25%, 11/15/23	(Call 11/15/18)	100	121,790
Series H
5.25%, 11/15/12		150	155,346
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series H
5.25%, 11/15/15	(Call 11/15/14)
	(AMBAC)	100	112,739
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.38%, 11/01/28	(Call 11/01/18)
	(BHAC)	235	274,701
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	(Call 04/01/21)	45	52,442
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39	(Call 09/01/16)
	(FGIC)	270	265,356
5.00%, 03/01/31	(Call 09/01/16)
	(FGIC)	210	218,228
5.00%, 03/01/36	(Call 09/01/16)
	(NPFGC)	275	281,790
5.00%, 03/01/46	(Call 09/01/16)
	(FGIC)	955	969,993
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	107,087

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series B
5.00%, 06/15/14	(AGM)	$140	$155,009
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	207,820
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	750	900,142
5.00%, 06/15/44	(Call 12/15/21)	500	549,950
5.38%, 06/15/43	(Call 12/15/20)	125	141,794
Series A
5.00%, 06/15/38	(Call 06/15/17)	100	107,839
5.00%, 06/15/39	(Call 06/15/14)	255	274,541
5.88%, 06/15/13	(AMBAC)	100	107,270
Series AA
5.00%, 06/15/44	(Call 06/15/21)	150	164,345
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	264,495
5.00%, 06/15/25	(Call 06/15/15)
	(NPFGC)	600	671,148
5.00%, 06/15/27	(Call 06/15/15)
	(NPFGC)	455	508,171
Series D
5.00%, 06/15/37	(Call 06/15/15)	250	275,170
Series DD
4.75%, 06/15/35	(Call 06/15/17)	250	264,970
4.75%, 06/15/36	(Call 06/15/17)	980	1,033,351
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	500	544,195
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,827,542
5.25%, 06/15/32	(Call 06/15/19)	750	858,202
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 02/01/31	(Call 02/01/21)	125	144,334
Series A
5.00%, 05/01/29	(Call 05/01/19)	150	171,377
Series A-1
5.00%, 08/01/13		190	202,785
5.00%, 08/01/20	(PR 08/01/16)	160	191,568
5.00%, 08/01/20	(Call 08/01/16)	840	969,730

Security		Principal (000s)	Value

Series B
5.00%, 11/01/15		$500	$581,230
5.00%, 11/01/21	(Call 05/01/17)	250	295,955
5.00%, 11/01/30	(Call 05/01/17)	100	114,791
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	277,830
5.25%, 08/01/21	(PR 08/01/12)
	(AMBAC)	100	102,149
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	300,267
5.00%, 02/01/27	(Call 02/01/21)	250	295,750
5.00%, 02/01/35	(Call 02/01/21)	500	563,160
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	140,137
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18)
	(SAW)	235	242,583
4.75%, 01/15/38	(Call 01/15/18)
	(SAW)	250	264,420
5.00%, 01/15/26	(Call 01/15/18)
	(SAW)	470	528,106
5.00%, 01/15/34	(Call 01/15/18)
	(SAW)	500	541,445
Series S-2
5.00%, 01/15/37	(Call 01/15/17)
	(NPFGC-FGIC)	100	106,024
Series S-3
5.25%, 01/15/30	(Call 01/15/19)
	(SAW)	500	569,095
Series S-4
5.50%, 01/15/39	(Call 01/15/19)
	(SAW)	500	562,260
New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/13		260	280,641
5.00%, 11/01/19	(Call 05/01/15)	350	395,409

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/12		$440	$448,998
5.00%, 08/01/21	(Call 08/01/16)	725	838,999
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	500	555,895
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30	(Call 11/15/15)
	(AMBAC)	375	393,465
5.00%, 11/15/35	(Call 11/15/15)
	(AMBAC)	500	518,980
5.00%, 11/15/44	(Call 11/15/15)
	(AMBAC)	630	648,642
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	250	284,043
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21)
	(GOI)	500	547,805
5.25%, 12/15/43	(Call 12/15/21)
	(GOI)	400	448,780
New York Local Government Assistance Corp. RB Miscellaneous Revenue Series C
5.00%, 04/01/12	(GOI)	500	502,170
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/12	(GOI)	250	251,085
5.00%, 04/01/15	(GOI)	200	228,812
5.00%, 04/01/19	(Call 04/01/18)	500	604,865
5.00%, 04/01/20	(Call 04/01/18)	50	60,568
Series A-1
5.00%, 04/01/12	(AGM)	500	502,170
Series B
5.00%, 04/01/19	(GOI)	285	355,860

Security		Principal (000s)	Value

Series C
5.50%, 04/01/17	(GOI)	$550	$654,549
Series E
5.25%, 04/01/16	(GOI)	150	171,630
New York Power Authority (The) RB Electric Power & Light Revenues
Series A
4.50%, 11/15/47	(Call 11/15/17)
	(NPFGC)	480	499,104
5.00%, 11/15/15	(PR 11/15/12)	250	258,578
5.00%, 11/15/19	(PR 11/15/12)	125	129,289
5.00%, 11/15/22	(GOI)	250	320,260
5.25%, 11/15/16	(PR 11/15/12)	250	259,020
Series C
5.00%, 11/15/15	(NPFGC)	450	525,051
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13	(GOI)	360	383,144
5.00%, 07/01/22	(Call 07/01/18)	500	579,670
5.00%, 09/01/38	(Call 09/01/19)	380	400,148
5.13%, 07/01/34	(Call 07/01/14)
	(AMBAC)	300	307,245
Series E
6.13%, 01/01/31	(Call 01/01/19)	250	296,490
New York State Dormitory Authority RB Health Hospital Nursing Home Revenue
5.50%, 07/01/23	(NPFGC)	200	255,728
Series A
5.25%, 08/15/15	(Call 08/15/14)
	(AGM FHA)	590	642,062
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/28	(Call 03/15/18)	500	585,150
Series B
5.00%, 03/15/28	(Call 03/15/19)	200	231,970
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	601,595
5.00%, 03/15/25	(Call 03/15/18)	525	619,589
5.00%, 03/15/31	(Call 03/15/21)	250	288,063
5.00%, 12/15/31	(Call 12/15/16)	250	283,210

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

Series F
5.00%, 03/15/30	(Call 03/15/15)	$250	$271,518
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		500	566,390
5.00%, 07/01/22	(Call 07/01/19)	250	295,242
Series A
5.25%, 05/15/15		450	499,644
New York State Dormitory Authority RB Property Tax Series D
5.25%, 10/01/23	(Call 10/01/12)
	(NPFGC)	500	511,720
New York State Environmental Facilities Corp. RB Water Revenue
4.75%, 06/15/31	(Call 06/15/16)	1,000	1,069,560
5.00%, 06/15/30	(Call 06/15/14)	750	813,135
5.00%, 06/15/33	(Call 06/15/18)	500	560,910
5.00%, 06/15/41	(Call 06/15/21)	250	278,053
Series A
5.00%, 06/15/34	(Call 06/15/19)	180	201,542
5.13%, 06/15/38	(Call 06/15/19)	350	390,852
New York State Thruway Authority RB Highway Revenue Tolls
5.50%, 04/01/12		250	251,185
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	851,647
5.25%, 04/01/12	(NPFGC)	95	95,433
5.25%, 04/01/13	(NPFGC)	230	242,744
Series B
4.13%, 04/01/19	(Call 10/01/15)
	(AMBAC)	500	545,595
5.00%, 04/01/13	(NPFGC-FGIC)	415	436,866
5.00%, 04/01/15	(AGM)	950	1,084,016
5.00%, 04/01/17	(Call 10/01/15)
	(NPFGC-FGIC)	300	344,832
5.50%, 04/01/20	(AMBAC)	250	319,185
Series H
4.00%, 01/01/18	(NPFGC)	100	111,904
5.00%, 01/01/19	(Call 01/01/18)
	(NPFGC)	400	472,824

Security		Principal (000s)	Value

5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	$225	$264,458
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		500	607,595
5.00%, 03/15/21	(Call 09/15/20)	500	619,220
5.00%, 03/15/26	(Call 09/15/18)	300	357,693
5.00%, 03/15/29	(Call 09/15/20)	250	291,700
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13		125	131,459
5.00%, 04/01/16		250	291,857
Series B
5.00%, 04/01/14		400	439,252
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		250	306,237
Series A-1
5.00%, 12/15/16		400	479,176
5.00%, 12/15/18		285	351,396
Series B
5.00%, 03/15/32	(Call 03/15/17)	250	274,593
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	289,963
5.00%, 03/15/36	(Call 03/15/19)	500	550,390
5.25%, 03/15/38	(Call 03/15/19)	120	134,040
Series C
5.00%, 12/15/15		200	233,422
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	868,305
Series D
5.25%, 01/01/17		160	191,037
5.25%, 01/01/20	(Call 01/01/19)	250	299,740
5.63%, 01/01/28	(Call 01/01/19)	400	459,140
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.50%, 09/15/39	(Call 09/15/19)
	(GOI)	475	499,168

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

Security		Principal (000s)	Value

4.75%, 07/15/31	(Call 07/15/18)
	(GOI)	$200	$218,352
4.75%, 11/15/32	(Call 11/15/17)
	(GOI)	200	215,838
5.00%, 10/01/27	(Call 10/01/16)
	(GOI)	700	800,982
5.00%, 12/01/29	(Call 06/01/15)
	(GOI)	925	993,912
5.00%, 07/15/35	(Call 07/15/18)
	(GOI)	200	219,282
5.00%, 10/01/35	(Call 10/01/16)
	(GOI)	550	622,561
5.00%, 09/15/36	(Call 09/15/19)
	(GOI)	200	222,258
5.00%, 01/15/41	(Call 01/15/21)
	(GOI)	250	278,193
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/17	(Call 10/15/14)
	(NPFGC)	825	917,499
5.00%, 10/15/20	(Call 10/15/14)
	(NPFGC)	143	158,279
5.00%, 10/15/23	(Call 10/15/14)
	(NPFGC)	405	449,846
5.00%, 10/15/29	(Call 10/15/14)
	(AMBAC)	625	683,044
5.00%, 10/15/32	(Call 10/15/14)
	(AMBAC)	700	763,868
5.25%, 10/15/18	(Call 10/15/14)
	(NPFGC)	500	559,030
5.25%, 10/15/19	(Call 10/15/14)
	(NPFGC)	185	206,841
State of New York GO
Series C
5.00%, 09/01/12		250	256,178
5.00%, 04/15/13		300	316,704
5.00%, 04/15/14		150	165,425
5.00%, 04/15/15		500	572,715
5.00%, 04/15/16	(Call 04/15/15)	500	568,030

Security		Principal (000s) or Shares	Value

Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37	(Call 05/15/18)
	(GOI)	$775	$843,866
Series A
5.25%, 01/01/28	(PR 01/01/22)
	(GOI)	65	84,999
Series B
5.25%, 11/15/13	(GOI)	200	217,154
Series C
5.00%, 11/15/38	(Call 11/15/18)
	(GOI)	550	607,590
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	714,772
Triborough Bridge & Tunnel Authority RB Transit Revenue
Series A
5.00%, 11/15/32	(Call 11/15/17)	600	666,186

			97,076,681

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $89,648,552)			97,076,681

SHORT-TERM INVESTMENTS — 0.97%

MONEY MARKET FUNDS — 0.97%
BlackRock Liquidity Funds — New York Money Fund, Institutional Shares
0.03%[a,b]		957,724	957,724

			957,724

TOTAL SHORT-TERM INVESTMENTS
(Cost: $957,724)			957,724

TOTAL INVESTMENTS IN SECURITIES — 99.09%
(Cost: $90,606,276)			98,034,405
Other Assets, Less Liabilities — 0.91%			902,574

NET ASSETS — 100.00%			$98,936,979

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

February 29, 2012

GO — General Obligation

GOI — General Obligation of the Issuer

PR — Prerefunded

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

FHA — Federal Housing Administration

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2012

	iShares S&P California AMT-Free Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund	iShares S&P Short Term National AMT-Free Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$190,525,123	$2,604,238,951	$483,529,532
Affiliated (Note 2)	469,079	49,836,501	90,371

Total cost of investments	$190,994,202	$2,654,075,452	$483,619,903

Investments in securities, at fair value (Note 1):
Unaffiliated	$206,804,380	$2,786,882,625	$492,587,911
Affiliated (Note 2)	469,079	49,836,501	90,371

Total fair value of investments	207,273,459	2,836,719,126	492,678,282
Receivables:
Interest	2,380,645	30,941,815	5,659,351
Capital shares sold	--	18,595	--

Total Assets	209,654,104	2,867,679,536	498,337,633

LIABILITIES
Payables:
Investment securities purchased	--	33,461,986	1,765,821
Investment advisory fees (Note 2)	41,438	543,710	98,240

Total Liabilities	41,438	34,005,696	1,864,061

NET ASSETS	$209,612,666	$2,833,673,840	$496,473,572

Net assets consist of:
Paid-in capital	$193,637,581	$2,647,642,260	$487,338,365
Undistributed net investment income	568,676	7,202,004	354,555
Accumulated net realized loss	(872,848)	(3,814,098)	(277,727)
Net unrealized appreciation	16,279,257	182,643,674	9,058,379

NET ASSETS	$209,612,666	$2,833,673,840	$496,473,572

Shares outstanding[a]	1,850,000	25,800,000	4,650,000

Net asset value per share	$113.30	$109.83	$106.77

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 29, 2012

iShares S&P New York AMT-Free Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$89,648,552
Affiliated (Note 2)	957,724

Total cost of investments	$90,606,276

Investments in securities, at fair value (Note 1):
Unaffiliated	$97,076,681
Affiliated (Note 2)	957,724

Total fair value of investments	98,034,405
Receivables:
Interest	1,210,509

Total Assets	99,244,914

LIABILITIES
Payables:
Investment securities purchased	288,365
Investment advisory fees (Note 2)	19,570

Total Liabilities	307,935

NET ASSETS	$98,936,979

Net assets consist of:
Paid-in capital	$91,512,839
Undistributed net investment income	288,894
Accumulated net realized loss	(292,883)
Net unrealized appreciation	7,428,129

NET ASSETS	$98,936,979

Shares outstanding[a]	900,000

Net asset value per share	$109.93

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2012

	iShares S&P California AMT-Free Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund	iShares S&P Short Term National AMT-Free Municipal Bond Fund

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$--	$2,729	$--
Interest — unaffiliated	7,609,207	82,145,185	6,590,632
Interest — affiliated (Note 2)	1,222	10,944	1,295

Total investment income	7,610,429	82,158,858	6,591,927

EXPENSES
Investment advisory fees (Note 2)	487,486	5,638,250	1,102,591

Total expenses	487,486	5,638,250	1,102,591
Less investment advisory fees waived (Note 2)	--	(166)	--

Net expenses	487,486	5,638,084	1,102,591

Net investment income	7,122,943	76,520,774	5,489,336

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	82,807	1,226,926	(330,371)
Investments — affiliated (Note 2)	--	28,553	--
In-kind redemptions — unaffiliated	596,661	3,882,088	79,208

Net realized gain (loss)	679,468	5,137,567	(251,163)

Net change in unrealized appreciation/depreciation	17,926,040	190,045,246	8,083,735

Net realized and unrealized gain	18,605,508	195,182,813	7,832,572

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,728,451	$271,703,587	$13,321,908

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 29, 2012

iShares S&P New York AMT-Free Municipal Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$3,274,986
Interest — affiliated (Note 2)	358

Total investment income	3,275,344

EXPENSES
Investment advisory fees (Note 2)	221,022

Total expenses	221,022

Net investment income	3,054,322

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	119,782

Net realized gain	119,782

Net change in unrealized appreciation/depreciation	6,943,934

Net realized and unrealized gain	7,063,716

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,118,038

See notes to financial statements.

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P California AMT-Free Municipal Bond Fund		iShares S&P National AMT-Free Municipal Bond Fund
	Year ended February 29, 2012	Year ended February 28, 2011	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,122,943	$8,739,844	$76,520,774	$72,270,791
Net realized gain (loss)	679,468	(805,206)	5,137,567	321,623
Net change in unrealized appreciation/depreciation	17,926,040	(6,048,746)	190,045,246	(66,794,733)

Net increase in net assets resulting from operations	25,728,451	1,885,892	271,703,587	5,797,681

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,311,657)	(8,659,201)	(75,432,966)	(71,690,435)

Total distributions to shareholders	(7,311,657)	(8,659,201)	(75,432,966)	(71,690,435)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,651,722	32,236,684	726,049,446	592,256,345
Cost of shares redeemed	(36,867,761)	(15,286,194)	(63,211,888)	(249,950,571)

Net increase (decrease) in net assets from capital share transactions	(20,216,039)	16,950,490	662,837,558	342,305,774

INCREASE (DECREASE) IN NET ASSETS	(1,799,245)	10,177,181	859,108,179	276,413,020

NET ASSETS
Beginning of year	211,411,911	201,234,730	1,974,565,661	1,698,152,641

End of year	$209,612,666	$211,411,911	$2,833,673,840	$1,974,565,661

Undistributed net investment income included in net assets at end of year	$568,676	$774,082	$7,202,004	$5,981,139

SHARES ISSUED AND REDEEMED
Shares sold	150,000	300,000	6,800,000	5,700,000
Shares redeemed	(350,000)	(150,000)	(600,000)	(2,500,000)

Net increase (decrease) in shares outstanding	(200,000)	150,000	6,200,000	3,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Short Term National AMT-Free Municipal Bond Fund		iShares S&P New York AMT-Free Municipal Bond Fund
	Year ended February 29, 2012	Year ended February 28, 2011	Year ended February 29, 2012	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,489,336	$5,148,715	$3,054,322	$2,549,879
Net realized gain (loss)	(251,163)	307,714	119,782	(35,430)
Net change in unrealized appreciation/depreciation	8,083,735	(2,589,366)	6,943,934	(1,980,928)

Net increase in net assets resulting from operations	13,321,908	2,867,063	10,118,038	533,521

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,582,386)	(5,044,055)	(2,980,757)	(2,544,616)

Total distributions to shareholders	(5,582,386)	(5,044,055)	(2,980,757)	(2,544,616)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	90,219,581	157,985,347	20,690,254	5,276,359
Cost of shares redeemed	(5,327,943)	(52,369,109)	—	—

Net increase in net assets from capital share transactions	84,891,638	105,616,238	20,690,254	5,276,359

INCREASE IN NET ASSETS	92,631,160	103,439,246	27,827,535	3,265,264

NET ASSETS
Beginning of year	403,842,412	300,403,166	71,109,444	67,844,180

End of year	$496,473,572	$403,842,412	$98,936,979	$71,109,444

Undistributed net investment income included in net assets at end of year	$354,555	$507,084	$288,894	$229,060

SHARES ISSUED AND REDEEMED
Shares sold	850,000	1,500,000	200,000	50,000
Shares redeemed	(50,000)	(500,000)	—	—

Net increase in shares outstanding	800,000	1,000,000	200,000	50,000

See notes to financial statements.

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P California AMT-Free Municipal Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$103.13	$105.91	$102.14	$99.40	$103.40

Income from investment operations:
Net investment income[b]	3.93	4.15	4.11	3.83	1.53
Net realized and unrealized gain (loss)[c]	10.27	(2.80)	3.66	2.48	(4.36)

Total from investment operations	14.20	1.35	7.77	6.31	(2.83)

Less distributions from:
Net investment income	(4.03)	(4.13)	(4.00)	(3.57)	(1.17)

Total distributions	(4.03)	(4.13)	(4.00)	(3.57)	(1.17)

Net asset value, end of period	$113.30	$103.13	$105.91	$102.14	$99.40

Total return	14.07%	1.26%	7.74%	6.43%	(2.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$209,613	$211,412	$201,235	$132,783	$59,638
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.65%	3.91%	3.96%	3.79%	3.63%
Portfolio turnover rate[f]	9%	21%	16%	24%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P National AMT-Free Municipal Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Sep. 7, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$100.74	$103.55	$99.18	$96.48	$100.30

Income from investment operations:
Net investment income[b]	3.56	3.77	3.82	3.77	1.74
Net realized and unrealized gain (loss)[c]	9.08	(2.82)	4.27	2.45	(4.08)

Total from investment operations	12.64	0.95	8.09	6.22	(2.34)

Less distributions from:
Net investment income	(3.55)	(3.76)	(3.72)	(3.52)	(1.48)

Total distributions	(3.55)	(3.76)	(3.72)	(3.52)	(1.48)

Net asset value, end of period	$109.83	$100.74	$103.55	$99.18	$96.48

Total return	12.80%	0.95%	8.27%	6.53%	(2.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,833,674	$1,974,566	$1,698,153	$1,021,581	$356,983
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.25%	0.25%	n/a	0.26%	0.30%
Ratio of net investment income to average net assets[e]	3.39%	3.64%	3.75%	3.84%	3.62%
Portfolio turnover rate[f]	7%	9%	8%	14%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P Short Term National AMT-Free Municipal Bond Fund

	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Nov. 5, 2008[a] to Feb. 28, 2009
Net asset value, beginning of period	$104.89	$105.40	$103.06	$100.50

Income from investment operations:
Net investment income[b]	1.32	1.34	1.50	0.75
Net realized and unrealized gain (loss)[c]	1.92	(0.52)	2.30	2.31

Total from investment operations	3.24	0.82	3.80	3.06

Less distributions from:
Net investment income	(1.36)	(1.33)	(1.46)	(0.50)

Total distributions	(1.36)	(1.33)	(1.46)	(0.50)

Net asset value, end of period	$106.77	$104.89	$105.40	$103.06

Total return	3.10%	0.83%	3.72%	3.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$496,474	$403,842	$300,403	$41,225
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.24%	1.27%	1.44%	2.32%
Portfolio turnover rate[f]	19%	23%	22%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P New York AMT-Free Municipal Bond Fund
	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Oct. 4, 2007[a] to Feb. 29, 2008
Net asset value, beginning of period	$101.58	$104.38	$99.78	$98.09	$101.51

Income from investment operations:
Net investment income[b]	3.65	3.75	3.82	3.91	1.56
Net realized and unrealized gain (loss)[c]	8.31	(2.80)	4.55	1.54	(3.77)

Total from investment operations	11.96	0.95	8.37	5.45	(2.21)

Less distributions from:
Net investment income	(3.61)	(3.75)	(3.77)	(3.76)	(1.21)

Total distributions	(3.61)	(3.75)	(3.77)	(3.76)	(1.21)

Net asset value, end of period	$109.93	$101.58	$104.38	$99.78	$98.09

Total return	12.00%	0.95%	8.52%	5.65%	(2.20)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$98,937	$71,109	$67,844	$39,911	$19,619
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.45%	3.60%	3.73%	3.95%	3.77%
Portfolio turnover rate[f]	19%	14%	1%	30%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Municipal Bond Fund	Diversification Classification
S&P California AMT-Free	Non-diversified
S&P National AMT-Free	Non-diversified
S&P Short Term National AMT-Free	Non-diversified
S&P New York AMT-Free	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the ETF is primarily traded. ETFs traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

108	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Municipal Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P California AMT-Free
Assets:
Municipal Bonds & Notes	$—	$206,804,380	$—	$206,804,380
Short-Term Investments	469,079	—	—	469,079

	$469,079	$206,804,380	$—	$207,273,459

S&P National AMT-Free
Assets:
Municipal Bonds & Notes	$—	$2,786,882,625	$—	$2,786,882,625
Short-Term Investments	49,836,501	—	—	49,836,501

	$49,836,501	$2,786,882,625	$—	$2,836,719,126

S&P Short Term National AMT-Free
Assets:
Municipal Bonds & Notes	$—	$492,587,911	$—	$492,587,911
Short-Term Investments	90,371	—	—	90,371

	$90,371	$492,587,911	$—	$492,678,282

S&P New York AMT-Free
Assets:
Municipal Bonds & Notes	$—	$97,076,681	$—	$97,076,681
Short-Term Investments	957,724	—	—	957,724

	$957,724	$97,076,681	$—	$98,034,405

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P National AMT-Free Municipal Bond Fund through June 30, 2013 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investments in other iShares funds.

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

The iShares S&P National AMT-Free Municipal Bond Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

110	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended February 29, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Municipal Bond Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year (000s)	Shares Purchased (000s)	Shares Sold (000s)	Shares Held at End of Year (000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P National AMT-Free
iShares S&P Short Term National AMT-Free Municipal Bond Fund	20	—	(20)	—	$—	$2,729	$28,553

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2012 were as follows:

iShares Municipal Bond Fund	Purchases	Sales
S&P California AMT-Free	$33,412,159	$17,875,851
S&P National AMT-Free	463,444,626	162,143,906
S&P Short Term National AMT-Free	134,737,779	82,573,654
S&P New York AMT-Free	22,174,169	16,077,380

In-kind transactions (see Note 4) for the year ended February 29, 2012 were as follows:

iShares Municipal Bond Fund	In-kind Purchases	In-kind Sales
S&P California AMT-Free	$3,775,863	$34,501,024
S&P National AMT-Free	446,206,084	62,043,727
S&P Short Term National AMT-Free	52,617,985	5,002,542
S&P New York AMT-Free	15,772,491	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Continued)

iSHARES® TRUST

Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of February 29, 2012 attributable to amortization methods on fixed income securities and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares Municipal Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P California AMT-Free	$665,274	$(16,692)	$(648,582)
S&P National AMT-Free	3,901,191	133,057	(4,034,248)
S&P Short Term National AMT-Free	78,793	(59,479)	(19,314)
S&P New York AMT-Free	—	(13,731)	13,731

The tax character of distributions paid during the years ended February 29, 2012 and February 28, 2011 was as follows:

iShares Municipal Bond Fund	2012	2011
S&P California AMT-Free
Ordinary income	$22,828	$47,242
Tax-exempt income	7,288,829	8,611,959

	$7,311,657	$8,659,201

S&P National AMT-Free
Ordinary income	$45,372	$1,052,957
Tax-exempt income	75,387,594	70,637,478

	$75,432,966	$71,690,435

S&P Short Term National AMT-Free
Ordinary income	$—	$2,084
Tax-exempt income	5,582,386	5,041,971

	$5,582,386	$5,044,055

S&P New York AMT-Free
Ordinary income	$22,075	$15,787
Tax-exempt income	2,958,682	2,528,829

	$2,980,757	$2,544,616

112	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 29, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Municipal Bond Fund	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P California AMT-Free	$544,781	$(627,030)	$16,303,152	$(245,818)	$15,975,085
S&P National AMT-Free	6,787,828	(3,433,893)	182,826,995	(149,350)	186,031,580
S&P Short Term National AMT-Free	426,244	(66,630)	8,986,690	(211,097)	9,135,207
S&P New York AMT-Free	287,360	(255,891)	7,392,671	—	7,424,140

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending February 28, 2013.

As of February 29, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Municipal Bond Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
S&P California AMT-Free	$627,030	$—	$—	$627,030
S&P National AMT-Free	—	378,150	3,055,743	3,433,893
S&P Short Term National AMT-Free	59,380	—	7,250	66,630
S&P New York AMT-Free	—	26,328	229,563	255,891

[a]	Must be utilized prior to losses subject to expiration.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P California AMT-Free	$190,970,307	$16,303,152	$—	$16,303,152
S&P National AMT-Free	2,653,892,131	182,992,469	(165,474)	182,826,995
S&P Short Term National AMT-Free	483,691,592	9,156,144	(169,454)	8,986,690
S&P New York AMT-Free	90,641,734	7,437,844	(45,173)	7,392,671

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	113

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund and iShares S&P New York AMT-Free Municipal Bond Fund, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 29, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2012

114	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 29, 2012:

iShares Municipal Bond Fund	Exempt- Interest Dividends
S&P California AMT-Free	99.69%
S&P National AMT-Free	99.94
S&P Short Term National AMT-Free	100.00
S&P New York AMT-Free	99.26

For California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

iShares Municipal Bond Fund	Exempt- Interest Dividends
S&P California AMT-Free	99.69%

TAX INFORMATION	115

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Municipal Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P California AMT-Free	$4.00799	$—	$0.02025	$4.02824	99%	—%	1%	100%
S&P National AMT-Free	3.55477	—	—	3.55477	100	—	—	100
S&P New York AMT-Free	3.60551	—	—	3.60551	100	—	—	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

116	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P California AMT-Free Municipal Bond Fund

Period Covered: January 1, 2008 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	2	0.20%
Greater than 5.5% and Less than 6.0%	1	0.10
Greater than 5.0% and Less than 5.5%	2	0.20
Greater than 4.5% and Less than 5.0%	3	0.30
Greater than 4.0% and Less than 4.5%	1	0.10
Greater than 3.5% and Less than 4.0%	4	0.40
Greater than 3.0% and Less than 3.5%	9	0.89
Greater than 2.5% and Less than 3.0%	15	1.49
Greater than 2.0% and Less than 2.5%	33	3.27
Greater than 1.5% and Less than 2.0%	44	4.37
Greater than 1.0% and Less than 1.0%	70	6.94
Greater than 0.5% and Less than 1.0%	199	19.74
Between 0.5% and –0.5%	435	43.15
Less than –0.5% and Greater than –1.0%	77	7.64
Less than –1.0% and Greater than –1.5%	46	4.56
Less than –1.5% and Greater than –2.0%	15	1.49
Less than –2.0% and Greater than –2.5%	14	1.39
Less than –2.5% and Greater than –3.0%	22	2.18
Less than –3.0% and Greater than –3.5%	11	1.09
Less than –3.5% and Greater than –4.0%	5	0.50

	1,008	100.00%

SUPPLEMENTAL INFORMATION	117

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P National AMT-Free Municipal Bond Fund

Period Covered: October 1, 2007 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.09%
Greater than 4.0% and Less than 4.5%	1	0.09
Greater than 3.5% and Less than 4.0%	5	0.47
Greater than 3.0% and Less than 3.5%	10	0.93
Greater than 2.5% and Less than 3.0%	5	0.47
Greater than 2.0% and Less than 2.5%	12	1.12
Greater than 1.5% and Less than 2.0%	12	1.12
Greater than 1.0% and Less than 1.5%	41	3.82
Greater than 0.5% and Less than 1.0%	163	15.21
Between 0.5% and –0.5%	748	69.79
Less than –0.5% and Greater than –1.0%	43	4.01
Less than –1.0% and Greater than –1.5%	13	1.21
Less than –1.5% and Greater than –2.0%	13	1.21
Less than –2.0% and Greater than –2.5%	3	0.28
Less than –2.5% and Greater than –3.0%	1	0.09
Less than –3.0% and Greater than –3.5%	1	0.09

	1,072	100.00%

iShares S&P Short Term National AMT-Free Municipal Bond Fund

Period Covered: January 1, 2009 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.13%
Greater than 4.0% and Less than 4.5%	3	0.40
Greater than 3.5% and Less than 4.0%	8	1.06
Greater than 3.0% and Less than 3.5%	13	1.72
Greater than 2.5% and Less than 3.0%	39	5.16
Greater than 2.0% and Less than 2.5%	26	3.44
Greater than 1.5% and Less than 2.0%	23	3.04
Greater than 1.0% and Less than 1.5%	38	5.03
Greater than 0.5% and Less than 1.0%	60	7.94
Between 0.5% and –0.5%	496	65.61
Less than –0.5% and Greater than –1.0%	41	5.42
Less than –1.0% and Greater than –1.5%	6	0.79
Less than –1.5% and Greater than –2.0%	1	0.13
Less than –2.0%	1	0.13

	756	100.00%

118	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P New York AMT-Free Municipal Bond Fund

Period Covered: January 1, 2008 through December 31, 2011

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	18	1.79%
Greater than 5.5% and Less than 6.0%	5	0.50
Greater than 5.0% and Less than 5.5%	5	0.50
Greater than 4.5% and Less than 5.0%	4	0.40
Greater than 4.0% and Less than 4.5%	15	1.49
Greater than 3.5% and Less than 4.0%	3	0.30
Greater than 3.0% and Less than 3.5%	7	0.69
Greater than 2.5% and Less than 3.0%	35	3.47
Greater than 2.0% and Less than 2.5%	44	4.37
Greater than 1.5% and Less than 2.0%	97	9.62
Greater than 1.0% and Less than 1.0%	153	15.18
Greater than 0.5% and Less than 1.0%	240	23.80
Between 0.5% and –0.5%	329	32.63
Less than –0.5% and Greater than –1.0%	49	4.86
Less than –1.0% and Greater than –1.5%	4	0.40

	1,008	100.00%

SUPPLEMENTAL INFORMATION	119

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 265 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).

President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

120	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (56)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010). Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	121

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).

Gregor G. Peterson Professor of

Accounting and Senior Associate

Dean for Academic Affairs, Stanford

University: Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(Winter 2007-2008).

Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BlackRock (since 2009); Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

122	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-26-0212

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

Item 2. Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended February 29, 2012, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d), and 4(g) are for the twenty-six series of the Registrant for which the fiscal year-end is February 29, 2012 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $293,027 for the fiscal year ended February 28, 2011 and $280,500 for the fiscal year ended February 29, 2012.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2011 and February 29, 2012 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $79,640 for the fiscal year ended February 28, 2011 and $77,251 for the fiscal year ended February 29, 2012.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended February 28, 2011 and February 29, 2012 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 29, 2012 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $3,403,747 for the fiscal year ended February 28, 2011 and $3,319,782 for the fiscal year ended February 29, 2012.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	April 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	April 18, 2012

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 18, 2012